UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06557

RidgeWorth Funds

(Exact name of registrant as specified in charter)

RidgeWorth Capital Management, Inc.

3333 Piedmont Road, Suite 1500

Atlanta, GA 30305

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Julia R. Short RidgeWorth Funds 3333 Piedmont Road, Suite 1500 Atlanta, GA 30305	W. John McGuire, Esq. Thomas S. Harman, Esq. Bingham McCutchen LLP 2020 K Street, NW Washington, DC 20006

Registrant’s telephone number, including area code: 1-888-784-3863

Date of fiscal year end: March 31

Date of reporting period: September 30, 2013

Item 1.	Reports to Shareholders.

Collective Strength. Individual Insight.®

2013 SEMI-ANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2013

RidgeWorth Investments® is the trade name of RidgeWorth Capital Management, Inc.

Collective Strength. Individual Insight.® is a federally registered service mark of RidgeWorth Investments.®

RIDGEWORTH FUNDS    September 30, 2013

LETTER TO SHAREHOLDERS

RIDGEWORTH FUNDS    September 30, 2013

Dear Valued Client,

We want to thank you, our valued RidgeWorth Funds’ shareholders, for your continued business and support. We focus our efforts on helping you achieve your investment goals, and we are grateful that you have placed your confidence in us. Our sole mission is to earn your trust through providing competitive investment performance and excellent client service. We sincerely hope we have met your expectations in both of these measures and we look forward to continuing as your asset manager in the future.

We are pleased that both the economy and the equity markets continued to heal and grow since our last update six months ago, despite persistent global economic, financial, and fiscal policy challenges. However, that same evidence also suggested an eventual end to the extraordinary monetary stimulus that has kept bond yields at exceptionally low during this time. This update will discuss recent events and provide a broad outline of what we anticipate for both the broader economy and the capital markets as we near the end of 2013 and the beginning of 2014. We are also pleased to report that RidgeWorth Funds maintained its strong long-term performance record over the period.

In the last letter dated March 31, we reiterated our belief that the U.S. economy would continue to expand, helped by moderate job gains, a stronger housing market, consumer balance sheet repair, and further global monetary stimulus. However, we also acknowledged that the risk of setbacks should not be minimized, especially in a politically-charged, sub-par growth environment. The net of factors, combined with continued low inflation and reasonable valuations, suggested to us further potential upside for equities into the coming quarters.

The narrative of the past six months highlights the ability of the economy and the markets to absorb self-imposed challenges from a highly-charged and dysfunctional fiscal policy from Washington. Indeed, the second quarter saw the lingering impact of higher tax rates and across-the-board spending cuts at the beginning of the year that exerted an annualized fiscal “drag” of between 1.5-2% on the economy. Despite this, job gains remained steady though not robust, and consumer spending on durable goods such as cars and homes continued to rise. Businesses, wary of the uncertain environment, kept inventories lower than normal and thus were able to absorb the second quarter slowdown without major layoffs or plant closings.

By the beginning of the third quarter, the economy began to reaccelerate and regain momentum helped by encouraging signs of recovery in Europe and Japan. Indeed the prospective improvement was noted by the Federal Reserve (Fed), and Chairman Ben Bernanke declared that the downside risks to the economy had “diminished” considerably and that the Federal Open Market Committee (FOMC) was considering how and when to reduce or “taper” its huge program of securities purchases—perhaps as soon as the end of the third quarter. Subsequently, the fiscal situation became more uncertain as acrimony surrounding the funding of the new fiscal year reintroduced economic risks and prompted the FOMC to postpone any action.

That said, equity markets still rose steadily during the period with the S&P 500 Index adding 8.31% in the six months ending September 30. Mid-Cap and Small-Cap stocks generated even more impressive returns, with the Russell Midcap Index gaining 10.07% and the Russell 2000 Index surging 13.61%. A more pro-cyclical bias returned to the markets helping the Growth style outperform the Value style for the period. Evidence of economic stability and growth in the eurozone also gave a lift to international equities, though emerging market stocks languished.

The generally improving economic environment and talk about an eventual shift in Fed policy away from accommodation pushed bond yields higher during the period, with the 10-year Treasury yield rising from 1.85% on March 31 to 2.61% on September 30. Short-term yields remained anchored by the Fed’s low interest rate policy, thus the yield curve steepened. The result was a modest decline in bond prices, and the Barclays U.S. Aggregate Bond Index declined 1.77%. However, that same economic strength helped narrow credit spreads and the Barclays U.S. Corporate High Yield Index managed a gain of 0.81%.

RidgeWorth Funds continued to maintain its record of strong long-term performance as more than 60% of our Funds beat their Lipper Peer Group medians for the 1-, 3-, and 5-year period ending March 31, 20131. In addition, almost 80% of our Funds finished in the first or second quartile for the 10-year period1.

Looking ahead, our outlook remains generally positive, though some risks remain. While the economy is growing at a slow rate, we believe the probability favors steady job and income growth in the coming months, further stabilization in home building sales and prices, and incremental improvement in consumer wealth. On the business side, we believe the continued modest topline sales growth we project may keep management teams focused on

1

LETTER TO SHAREHOLDERS (concluded)

RIDGEWORTH FUNDS    September 30, 2013

expense control and margins, but that steady sales growth could encourage more capital expenditures and hiring. We expect Washington fiscal policy to remain broken, the fiscal “drag” burden of 2013 to be lower, and state and local government finances to contribute to growth next year. We believe inflation will remain relatively low, giving the Federal Reserve some latitude or runway before beginning the slow process of unwinding its stimulus programs.

In this type of environment, we believe that as longstanding economic headwinds dissipate and 2013-2014 company profit forecasts are recalibrated, the equity market has the potential for further improvement. In the fixed income markets, the combination of a slow turn in Federal Reserve policy away from aggressive security purchases and a multiyear commitment to low short-term rates could result in a further steepening in the yield curve (higher long-term yields), but the pace of that shift could be slow and extended. We believe the markets will continue to offer opportunities to investors, but they will be more selective and company-specific—a market that fits well with the RidgeWorth bottom-up approach to security selection.

Sincerely,

Ashi Parikh

Chairman, CEO, CIO

RidgeWorth Investments®

[1]	For the period ended September 30, 2013, 62% (20/32), 66% (21/32), 72% (23/32) and 78% (22/28) of the RidgeWorth Funds (I Shares) beat their Lipper peer group medians for the 1-, 3-, 5- and 10-year periods, respectively. The Lipper rankings are as of September 30, 2013, for I Shares only, based on total returns and do not reflect a sales charge. ©2013 Lipper Leader, Reuters. All Rights Reserved. Lipper Ratings are according to Lipper, a Thomson Reuters Company. Past performance is not indicative of future results.

2

INDUSTRY ALLOCATIONS  (As a Percentage of Total Investments)

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Aggressive Growth Stock Fund
Information Technology	36.2%
Consumer Discretionary	28.0%
Health Care	9.5%
Financials	8.7%
Industrials	8.3%
Energy	6.8%
Money Market Fund	2.5%

International Equity Fund
Financials	30.1%
Consumer Discretionary	16.1%
Industrials	15.5%
Materials	8.6%
Consumer Staples	7.3%
Health Care	5.6%
Energy	4.4%
Information Technology	4.2%
Telecommunication Services	3.9%
Utilities	0.5%
Short-Term Investment	0.8%
Money Market Fund	3.0%

International Equity Index Fund
Financials	23.5%
Industrials	12.8%
Consumer Discretionary	12.6%
Consumer Staples	8.4%
Materials	8.0%
Health Care	7.6%
Energy	7.2%
Telecommunication Services	6.0%
Information Technology	4.8%
Utilities	4.8%
Exchange Traded Funds	3.7%
Short-Term Investment	0.5%
Money Market Fund	0.1%

Large Cap Growth Stock Fund
Information Technology	29.2%
Consumer Discretionary	20.9%
Industrials	14.5%
Health Care	14.3%
Consumer Staples	7.9%
Energy	5.6%
Financials	4.7%
Materials	1.5%
Short-Term Investment	0.1%
Money Market Fund	1.3%

Large Cap Value Equity Fund
Financials	24.8%
Industrials	18.1%
Health Care	13.0%
Energy	12.2%
Information Technology	8.7%
Consumer Discretionary	7.9%
Consumer Staples	6.1%
Materials	2.3%
Telecommunication Services	1.9%
Utilities	1.7%
Short-Term Investment	0.8%
Money Market Fund	2.5%

Mid-Cap Value Equity Fund
Financials	28.7%
Industrials	14.4%
Materials	10.9%
Energy	9.7%
Health Care	8.2%
Information Technology	7.5%
Utilities	6.7%
Consumer Discretionary	4.8%
Consumer Staples	1.9%
Short-Term Investment	3.1%
Money Market Fund	4.1%

Select Large Cap Growth Stock Fund
Information Technology	27.1%
Consumer Discretionary	18.3%
Industrials	15.7%
Health Care	13.7%
Consumer Staples	7.9%
Energy	6.3%
Financials	5.4%
Materials	2.7%
Money Market Fund	2.9%

Small Cap Growth Stock Fund
Information Technology	19.8%
Health Care	14.9%
Industrials	14.8%
Consumer Discretionary	14.5%
Financials	12.5%
Energy	3.6%
Materials	3.3%
Consumer Staples	2.1%
Telecommunication Services	1.6%
Short-Term Investment	11.1%
Money Market Fund	1.8%

Industry allocation is subject to change.

3

INDUSTRY ALLOCATIONS  (As a Percentage of Total Investments)

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Small Cap Value Equity Fund
Industrials	27.9%
Consumer Discretionary	21.3%
Financials	20.9%
Information Technology	8.0%
Energy	7.4%
Materials	5.2%
Health Care	4.2%
Consumer Staples	3.8%
Utilities	0.6%
Money Market Fund	0.7%

Aggressive Growth Allocation Strategy
Equity Funds	72.3%
Exchange Traded Funds	14.8%
Fixed Income Funds	12.0%
Money Market Fund	0.9%

Conservative Allocation Strategy
Fixed Income Funds	60.2%
Equity Funds	29.8%
Exchange Traded Funds	9.0%
Money Market Fund	1.0%

Growth Allocation Strategy
Equity Funds	63.0%
Fixed Income Funds	22.2%
Exchange Traded Funds	13.9%
Money Market Fund	0.9%

Moderate Allocation Strategy
Equity Funds	46.4%
Fixed Income Funds	41.7%
Exchange Traded Funds	10.9%
Money Market Fund	1.0%

Industry allocation is subject to change.

4

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Aggressive Growth Stock Fund

	Shares	Value($)

Common Stocks 95.6%
Consumer Discretionary 27.5%
Amazon.com, Inc.*	4,400	1,375,616
Chipotle Mexican Grill, Inc.*	1,450	621,615
Deckers Outdoor Corp.*	5,100	336,192
HomeAway, Inc.*	13,800	386,400
Lululemon Athletica, Inc.*	8,400	613,956
Michael Kors Holdings Ltd.*	7,200	536,544
Netflix, Inc.*	4,150	1,283,221
Priceline.com, Inc.*	1,400	1,415,330
Tesla Motors, Inc.*	12,450	2,408,079
Vipshop Holdings Ltd.*	3,300	187,440

		9,164,393

Energy 6.7%
Atwood Oceanics, Inc.*	5,500	302,720
Dresser-Rand Group, Inc.*	9,400	586,560
FMC Technologies, Inc.*	10,300	570,826
Pioneer Natural Resources Co.	4,050	764,640

		2,224,746

Financials 8.5%
Charles Schwab Corp. (The)	29,900	632,086
Financial Engines, Inc.	9,900	588,456
First Republic Bank	7,000	326,410
Portfolio Recovery Associates, Inc.*	21,700	1,300,698

		2,847,650

Health Care 9.3%
Catamaran Corp.*	22,850	1,049,957
Celgene Corp.*	4,400	677,292
IPC The Hospitalist Co.*	3,550	181,086
Medidata Solutions, Inc.*	6,100	603,473
Salix Pharmaceuticals Ltd.*	5,800	387,904
Vertex Pharmaceuticals, Inc.*	2,800	212,296

		3,112,008

Industrials 8.2%
BE Aerospace, Inc.*	9,000	664,380
Chart Industries, Inc.*	4,050	498,312
PACCAR, Inc.	10,750	598,345
Precision Castparts Corp.	4,200	954,408

		2,715,445

Information Technology 35.4%
Alliance Data Systems Corp.*	3,500	740,145
Cognizant Technology Solutions Corp., Cl A*	9,300	763,716
eBay, Inc.*	11,400	636,006
F5 Networks, Inc.*	10,000	857,600
Facebook, Inc., Cl A*	34,650	1,740,816
Google, Inc., Cl A*	1,400	1,226,274
LinkedIn Corp., Cl A*	5,100	1,254,906
MercadoLibre, Inc.	7,200	971,352

	Shares	Value($)
Information Technology—continued
Mitek Systems, Inc.*	32,200	166,796
Pandora Media, Inc.*	22,650	569,194
QUALCOMM, Inc.	9,900	666,864
Rocket Fuel, Inc.*	100	5,374
ServiceNow, Inc.*	3,900	202,605
Splunk, Inc.*	4,200	252,168
Workday, Inc., Cl A*	1,550	125,442
Yelp, Inc.*	9,800	648,564
Zillow, Inc.*	11,600	978,692

		11,806,514

Total Common Stocks (Cost $17,046,105)		31,870,756

Money Market Fund 2.5%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.06%(a)	830,243	830,243

Total Money Market Fund (Cost $830,243)		830,243

Total Investments (Cost $17,876,348) — 98.1%		32,700,999
Other Assets in Excess of Liabilities — 1.9%		635,179

Net Assets — 100.0%		$33,336,178

*	Non-income producing security.

(a)	Rate disclosed, the 7 day net yield, is as of September 30, 2013.

See Notes to Financial Statements.

5

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

International Equity Fund

	Shares	Value($)

Common Stocks 94.5%
Australia 4.0%
AMP Ltd.	105,468	453,583
Australia & New Zealand Banking Group Ltd.	12,152	348,941
Fortescue Metals Group Ltd.	92,770	411,089

		1,213,613

Austria 2.3%
OMV AG	8,287	409,204
Voestalpine AG	6,149	294,024

		703,228

Belgium 4.1%
Ageas	15,660	634,298
Anheuser-Busch InBev NV(a)	5,976	593,972

		1,228,270

China 0.6%(a)
Agricultural Bank of China Ltd., H Shares	359,000	165,543

France 15.4%
AXA SA(a)	27,881	647,040
BNP Paribas	11,987	810,831
Cap Gemini SA	5,359	318,779
Publicis Groupe SA	7,063	562,036
Renault SA	5,009	399,335
Sanofi-Aventis	3,138	318,266
Total SA(a)	7,655	444,919
Valeo SA	4,612	393,827
Vinci SA	7,750	450,523
Vivendi SA	13,987	321,774

		4,667,330

Germany 14.8%
Adidas AG(a)	3,658	397,245
Allianz SE	1,928	303,084
BASF SE(a)	5,985	574,651
Continental AG	1,848	313,258
Deutsche Lufthansa AG*	17,526	341,780
Deutsche Post AG	20,282	673,067
Fresenius SE	2,549	316,634
Hannover Rueckversicherung AG	3,887	285,854
Infineon Technologies AG	31,989	320,029
SAP AG	4,814	356,045
Siemens AG	4,827	581,580

		4,463,227

Hong Kong 1.2%(a)
New World Development Co. Ltd.	246,000	370,052

Hungary 0.9%
OTP Bank PLC	13,863	274,309

	Shares	Value($)

Italy 2.5%(a)
Intesa Sanpaolo SpA	359,795	743,370
Japan 20.4%(a)
Aozora Bank Ltd.	91,000	270,139
Canon, Inc.	8,353	266,932
Daicel Corp.	38,979	352,532
Honda Motor Co. Ltd.	11,204	428,165
ITOCHU Corp.	69,805	857,641
JFE Holdings, Inc.	7,100	185,001
JX Holdings, Inc.	39,135	203,528
Marubeni Corp.	53,749	424,248
Mitsubishi UFJ Financial Group, Inc.	97,186	623,433
Mitsui & Co. Ltd.	11,116	161,967
Sekisui Chemical Co. Ltd.	25,431	259,750
Sumitomo Corp.	51,666	697,771
Sumitomo Mitsui Financial Group, Inc.	12,461	604,956
Sumitomo Rubber Industries Ltd.	11,783	182,398
Toyota Motor Corp.	7,049	452,060
Unipres Corp.	9,706	206,099

		6,176,620

Netherlands 3.1%
Koninklijke Ahold NV	31,538	546,341
LyondellBasell Industries NV, Cl A	5,160	377,867

		924,208

Norway 2.0%
Telenor ASA	20,107	459,436
Yara International ASA	3,582	147,908

		607,344

Russia 1.1%
Sberbank of Russia SP ADR	28,313	341,172

South Korea 0.5%
Korea Electric Power Corp.*	5,768	161,285

Sweden 0.6%
Volvo AB, Cl B	12,069	180,752

Switzerland 6.5%
Credit Suisse Group AG*(a)	21,018	644,060
Roche Holding AG	2,100	566,362
Swiss Life Holding AG*	2,165	409,850
Swiss Re Ltd.*	3,974	328,695

		1,948,967

Turkey 1.2%
Koc Holding AS	11,966	55,208
Turkiye Halk Bankasi AS	43,782	320,771

		375,979

See Notes to Financial Statements.

6

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

International Equity Fund — concluded

	Shares	Value($)

United Kingdom 13.3%
AstraZeneca PLC(a)	9,433	490,240
Barclays PLC	119,677	514,393
Bodycote PLC	24,953	262,577
British American Tobacco PLC	12,004	636,732
BT Group PLC	129,789	719,436
Rio Tinto PLC SP ADR(b)	4,870	237,461
Royal Dutch Shell PLC, Cl A	7,888	260,506
SABMiller PLC(a)	8,423	429,371
WPP PLC	22,457	461,717

		4,012,433

Total Common Stocks (Cost $20,833,511)		28,557,702

Preferred Stock 1.6%
Germany 1.6%
Volkswagen AG, 2.04%	1,991	469,347

Total Preferred Stock (Cost $324,499)		469,347

Short-Term Investment 0.8%
RidgeWorth Funds Securities Lending Joint Account(c)	242,400	242,400

Total Short-Term Investment (Cost $242,400)		242,400

Money Market Fund 3.0%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.06%(d)	907,592	907,592

Total Money Market Fund (Cost $907,592)		907,592

	Shares	Value($)

Total Investments (Cost $22,308,002) — 99.9%		30,177,041
Other Assets in Excess of Liabilities — 0.1%		44,872

Net Assets — 100.0%		$30,221,913

*	Non-income producing security.

(a)	Valued at fair value using procedures approved by the Board of Trustees. Fair valued securities held by the Fund represent 38.6% of net assets as of September 30, 2013.

(b)	The security or a partial position of the security was on loan as of September 30, 2013. The total value of securities on loan as of September 30, 2013 was $234,048.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2013 (See Note 2(h)).

(d)	Rate disclosed, the 7 day net yield, is as of September 30, 2013.

Investment Abbreviations

SP ADR — Sponsored American Depositary Receipt

See Notes to Financial Statements.

7

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

International Equity Index Fund

	Shares	Value($)

Common Stocks 95.5%
Australia 5.9%
AGL Energy Ltd.	1,841	26,483
ALS Ltd.	1,149	11,255
Alumina Ltd.*(a)	8,448	8,114
Amcor Ltd.(a)	4,037	39,503
AMP Ltd.	9,803	42,159
APA Group	2,768	15,416
Asciano Ltd.	3,263	17,747
ASX Ltd.	587	18,909
Aurizon Holdings Ltd.	6,792	29,654
Australia & New Zealand Banking Group Ltd.	9,177	263,515
Bendigo and Adelaide Bank Ltd.	1,364	12,750
BGP Holdings PLC*(a)(b)	737,041	—
BHP Billiton Ltd.	10,630	354,424
Boral Ltd.	2,565	11,486
Brambles Ltd.	5,207	44,253
Caltex Australia Ltd.(a)	452	7,859
CFS Retail Property Trust REIT	7,096	13,240
Coca-Cola Amatil Ltd.	1,912	21,868
Cochlear Ltd.	192	10,833
Commonwealth Bank of Australia	5,383	357,603
Computershare Ltd.	1,581	14,631
Crown Ltd.	1,340	19,439
CSL Ltd.	1,667	99,529
Dexus Property Group REIT	16,185	15,174
Echo Entertainment Group Ltd.(a)	2,625	6,787
Federation Centres Ltd., REIT	4,776	10,159
Flight Centre Ltd.	186	8,381
Fortescue Metals Group Ltd.	5,208	23,078
Goodman Group	5,731	26,091
GPT Group REIT	5,917	19,210
Harvey Norman Holdings Ltd.	1,778	5,275
Iluka Resources Ltd.	1,401	14,978
Incitec Pivot Ltd.(a)	5,449	13,698
Insurance Australia Group Ltd.	6,955	38,086
Leighton Holdings Ltd.	566	10,164
Lend Lease Group	1,826	17,307
Macquarie Group Ltd.	1,022	45,679
Metcash Ltd.	2,947	8,798
Mirvac Group REIT	12,251	19,886
National Australia Bank Ltd.	7,834	250,822
Newcrest Mining Ltd.	2,563	27,975
Orica Ltd.	1,228	22,981
Origin Energy Ltd.	3,660	48,143
Qantas Airways Ltd.*	3,685	5,071
QBE Insurance Group Ltd.	4,003	54,784
Ramsay Health Care Ltd.	440	14,863
Rio Tinto Ltd.	1,458	83,977
Santos Ltd.(a)	3,217	45,420
Seek Ltd.	1,074	11,903

	Shares	Value($)

Australia—continued
Sonic Healthcare Ltd.	1,260	19,031
SP Ausnet	5,633	6,306
Stockland REIT	7,367	26,597
Suncorp Group Ltd.	4,304	52,479
Sydney Airport	623	2,284
TABCORP Holdings Ltd.	2,456	7,515
Tatts Group Ltd.	4,644	13,430
Telstra Corp. Ltd.	14,567	67,540
Toll Holdings Ltd.	2,280	12,400
Transurban Group	4,708	29,866
Treasury Wine Estates Ltd.	2,166	8,931
Wesfarmers Ltd.	3,368	129,231
Westfield Group REIT	7,080	72,720
Westfield Retail Trust REIT	10,216	28,306
Westpac Banking Corp.	10,381	316,972
Whitehaven Coal Ltd.*	1,866	3,499
Woodside Petroleum Ltd.	2,205	78,805
Woolworths Ltd.	4,158	135,765
WorleyParsons Ltd.	693	15,723

		3,316,760

Austria 1.6%
Andritz AG(a)	1,797	105,795
Erste Group Bank AG	5,742	181,462
Immofinanz AG*	23,674	103,352
OMV AG	3,635	179,493
Raiffeisen Bank International AG	1,207	39,500
Telekom Austria AG	5,466	45,832
Verbund AG	1,681	38,046
Vienna Insurance Group	948	48,671
Voestalpine AG	2,766	132,260

		874,411

Belgium 1.8%
Ageas	1,664	67,399
Anheuser-Busch InBev NV(a)	5,676	564,154
Belgacom SA	1,097	29,162
Colruyt SA	546	30,311
Delhaize Group SA	735	46,327
Groupe Bruxelles Lambert SA	582	49,501
KBC Groep NV	1,653	81,210
Solvay SA	427	64,034
Telenet Group Holding NV	370	18,423
UCB SA	793	48,266
Umicore	822	39,933

		1,038,720

Cayman Islands 0.1%
Sands China Ltd.(a)	3,527	21,870
Wynn Macau Ltd.	2,272	7,748

		29,618

See Notes to Financial Statements.

8

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

International Equity Index Fund — continued

	Shares	Value($)

China 0.0%(a)(c)
AAC Technologies Holdings, Inc.	1,076	4,909

Denmark 1.2%
A.P. Moller—Maersk A/S, Cl A	3	25,946
A.P. Moller—Maersk A/S, Cl B(a)	7	64,282
Carlsberg A/S, Cl B	523	53,883
Coloplast A/S, Cl B	540	30,746
Danske Bank A/S*	3,359	72,321
DSV A/S	912	25,872
Novo Nordisk A/S, Cl B(a)	1,967	333,462
Novozymes A/S, Cl B	1,119	42,807
TDC A/S	3,600	30,462
Tryg A/S	120	11,046
William Demant Holding A/S*	128	11,829

		702,656

Finland 1.1%
Elisa Oyj	793	18,903
Fortum Oyj(a)	2,477	55,894
Kesko Oyj, Cl B	356	10,682
Kone Oyj, Cl B(a)	869	77,645
Metso Oyj(a)	714	28,025
Neste Oil Oyj(a)	716	15,891
Nokia Oyj*(a)	20,880	136,287
Nokian Renkaat Oyj	628	31,894
Orion Oyj, Cl B	547	13,779
Pohjola Bank PLC	773	12,842
Sampo Oyj, Cl A	2,217	95,257
Stora Enso Oyj	3,073	26,046
UPM-Kymmene Oyj	2,937	40,647
Wartsila Oyj	992	44,797

		608,589

France 10.1%
Accor SA	758	31,523
Aeroports de Paris	142	14,867
Air Liquide SA	1,487	207,103
Alstom	1,027	36,582
Arkema SA	299	33,311
Atos Origin SA	266	20,775
AXA SA(a)	8,523	197,795
BNP Paribas	4,728	319,814
Bouygues SA	926	33,793
Bureau Veritas SA	1,054	33,224
Cap Gemini SA	685	40,747
Carrefour SA(a)	2,869	98,330
Casino Guichard-Perrachon SA	269	27,719
Christian Dior SA	260	50,985
CNP Assurances	766	13,798
Compagnie de Saint—Gobain	1,896	93,892
Compagnie Generale d’Optique Essilor International SA	971	104,433

	Shares	Value($)

France—continued
Compagnie Generale de Geophysique-Veritas*	756	17,423
Compagnie Generale des Etablissements Michelin	869	96,366
Credit Agricole SA*	4,754	52,423
Danone SA	2,717	204,516
Dassault Systemes SA(a)	298	39,816
Edenred	968	31,429
Electricite de France	1,144	36,184
Eurazeo	182	11,685
European Aeronautic Defence and Space Co.	2,769	176,420
Eutelsat Communications	682	21,562
Fonciere Des Regions	139	11,529
France Telecom SA	8,821	110,612
GDF SUEZ	6,314	158,623
Gecina SA(a)	105	13,443
Groupe Eurotunnel SA	2,617	23,852
Groupe Fnac*	45	1,201
ICADE REIT	112	10,229
Iliad SA	110	25,670
Imerys	162	11,311
JCDecaux SA(a)	318	11,725
Klepierre	475	20,595
L’Oreal SA	1,150	197,506
Lafarge SA	890	61,996
Lagardere SCA	531	17,244
Legrand SA(a)	1,190	66,106
LVMH Moet Hennessy Louis Vuitton SA	1,209	238,143
Natixis	4,406	21,089
Pernod-Ricard SA	1,011	125,544
PPR	361	80,900
Publicis Groupe SA	850	67,638
Remy Cointreau SA	122	13,001
Renault SA	916	73,027
Rexel SA	713	18,134
Safran SA	1,190	73,306
Sanofi-Aventis	5,716	579,735
Schneider Electric SA	2,511	212,347
Scor SE	732	24,237
Societe BIC SA	139	16,163
Societe Generale SA	3,341	166,467
Sodexo	449	41,894
Suez Environnement SA	1,337	21,687
Technip SA	485	56,946
Thales SA	434	23,858
Total SA(a)	9,991	580,690
Unibail-Rodamco SE, REIT	452	112,147
Vallourec SA	506	30,305
Veolia Environnement SA	1,614	27,567

See Notes to Financial Statements.

9

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

International Equity Index Fund — continued

	Shares	Value($)

France—continued
Vinci SA	2,206	128,239
Vivendi SA	5,667	130,371
Wendel SA	154	20,876
Zodiac Aerospace	163	25,943

		5,698,411

Germany 12.3%
Adidas AG(a)	1,437	156,053
Allianz SE	3,105	488,110
Axel Springer AG	273	15,183
BASF SE(a)	6,310	605,856
Bayer AG	5,706	672,820
Bayerische Motoren Werke AG	2,272	244,265
Beiersdorf AG	693	61,539
Brenntag AG	354	58,930
Celesio AG	585	13,169
Commerzbank AG*	6,637	76,410
Continental AG	755	127,982
Daimler AG	6,562	511,516
Deutsche Bank AG	6,994	321,135
Deutsche Boerse AG	1,325	99,682
Deutsche Lufthansa AG*	1,578	30,773
Deutsche Post AG	6,220	206,413
Deutsche Telekom AG	19,268	279,305
E.ON AG	12,354	219,777
Fraport AG	254	17,827
Fresenius Medical Care AG	1,455	94,660
Fresenius SE	857	106,455
GEA Group AG	1,256	51,579
Hannover Rueckversicherung AG	415	30,520
Heidelberg Cement AG	966	74,504
Henkel AG & Co. KGaA	892	79,005
Hochtief AG	212	18,507
Hugo Boss AG	219	28,330
Infineon Technologies AG	7,413	74,162
K+S AG(d)	1,183	30,664
Kabel Deutschland Holding AG	329	41,838
Lanxess AG	571	37,064
Linde AG	1,271	251,731
MAN SE	243	28,975
Merck KGaA	445	69,443
Metro AG	891	35,318
Muenchener Rueckversicherungs AG	1,231	240,561
Osram Licht AG*	539	25,303
ProSiebenSat.1 Media AG	714	30,330
RWE AG	3,357	114,174
SAP AG	6,320	467,429
Siemens AG	5,439	655,317
Suedzucker AG	561	16,530
Telefonica Deutschland Holding AG	1,916	15,125
ThyssenKrupp AG*	2,648	63,336

	Shares	Value($)

Germany—continued
United Internet AG	733	27,766
Volkswagen AG	203	46,042

		6,961,413

Greece 1.1%
Hellenic Telecommunications Organization SA*	30,778	320,613
OPAP SA	28,183	314,551

		635,164

Guernsey 0.0%(c)
Resolution Ltd.	2,615	13,454

Hong Kong 0.9%
AIA Group Ltd.(a)	17,577	82,748
ASM Pacific Technology Ltd.(a)	350	3,549
Bank of East Asia Ltd.	1,788	7,573
BOC Hong Kong Holdings Ltd.(a)	5,401	17,362
Cathay Pacific Airways Ltd.	1,724	3,365
Cheung Kong (Holdings) Ltd.	2,030	30,832
Cheung Kong Infrastructure Holdings Ltd.	912	6,326
CLP Holdings Ltd.	2,582	21,056
First Pacific Co. Ltd.(a)	3,074	3,387
Galaxy Entertainment Group Ltd.*(a)	3,071	21,597
Hang Lung Properties Ltd.	3,268	11,166
Hang Seng Bank Ltd.	1,117	18,190
Henderson Land Development Co. Ltd.(a)	1,551	9,599
HKT Trust / HKT Ltd.	3,278	3,077
Hong Kong & China Gas Co. Ltd. (The)	8,371	20,054
Hong Kong Electric Holdings Ltd.	2,026	18,103
Hong Kong Exchanges & Clearing Ltd.	1,595	25,583
Hopewell Holdings Ltd.	831	2,786
Hutchison Whampoa Ltd.(a)	3,112	37,388
Hysan Development Co. Ltd.(a)	932	4,167
Kerry Properties Ltd.(a)	946	4,036
Li & Fung Ltd.	8,542	12,423
Link REIT (The)	3,340	16,386
MTR Corp.	2,115	8,372
New World Development Co. Ltd.(a)	5,485	8,251
Noble Group Ltd.	11,794	8,743
NWS Holdings Ltd.	2,129	3,288
Orient Overseas International Ltd.	321	1,885
PCCW Ltd.	5,838	2,582
Shangri-La Asia Ltd.	2,286	3,779
Sino Land Co. Ltd.	4,336	6,373
SJM Holdings Ltd.(a)	2,834	7,987
Sun Hung Kai Properties Ltd.(a)	2,328	31,632
Swire Pacific Ltd.	992	11,882

See Notes to Financial Statements.

10

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

International Equity Index Fund — continued

	Shares	Value($)

Hong Kong—continued
Swire Properties Ltd.(a)	1,709	4,815
Wharf Holdings Ltd. (The)	2,211	19,143
Wheelock & Co. Ltd.	1,336	7,097
Yue Yuen Industrial (Holdings) Ltd.	1,084	3,005

		509,587

Ireland 1.0%
Bank of Ireland*(a)	246,653	70,707
CRH PLC(a)	8,794	211,533
Elan Corp. PLC*(a)	5,666	88,710
Experian PLC	1,951	37,175
Irish Bank Resolution Corp. Ltd.*(a)(b)(d)	8,839	—
Irish Bank Resolution Corp. Ltd.*(a)(b)	131,459	—
James Hardie Industries SE	1,476	14,706
Kerry Group PLC, Cl A(a)	1,827	111,343
Ryanair Holdings PLC	2,201	18,732

		552,906

Israel 0.8%
Bank Hapoalim BM	8,704	44,013
Bank Leumi Le-Israel BM*(a)	10,326	38,428
Bezeq Israeli Telecommunication Corp. Ltd.	15,724	28,913
Delek Group Ltd.	35	11,422
Israel Chemicals Ltd.	3,673	30,997
Israel Corp. Ltd. (The)*	24	12,674
Mizrahi Tefahot Bank Ltd.(a)	1,032	11,378
NICE Systems Ltd.(a)	481	19,893
Teva Pharmaceutical Industries Ltd.	7,087	266,865
Teva Pharmaceutical Industries Ltd. SP ADR	329	12,430

		477,013

Italy 7.1%
Assicurazioni Generali SpA(a)	19,318	385,894
Atlantia SpA(a)	5,476	111,543
Banca Monte dei Paschi di Siena SpA*(a)(d)	106,291	29,536
Enel Green Power SpA(d)	28,952	62,081
Enel SpA	106,833	409,306
Eni SpA(a)	41,866	965,244
Exor SpA	1,061	39,803
Fiat SpA*	14,481	115,389
Finmeccanica SpA*	6,696	40,058
Intesa Sanpaolo SpA(a)	192,338	397,388
Luxottica Group SpA	2,744	145,965
Mediobanca SpA(a)	8,548	59,712
Pirelli & C SpA	3,937	51,264
Prysmian SpA	3,372	82,569

	Shares	Value($)

Italy—continued
Saipem SpA	4,382	95,207
Snam Rete Gas SpA	33,568	170,024
Telecom Italia SpA	166,473	137,380
Telecom Italia SpA	99,695	66,209
Terna SpA(a)	24,941	112,663
UniCredit SpA(a)	71,805	459,496
Unione di Banche Italiane ScpA	14,173	71,672

		4,008,403

Japan 23.2%
ABC-Mart, Inc.(a)	129	6,294
Acom Co. Ltd.*(a)	1,950	7,380
ADVANTEST Corp.(a)	726	8,406
AEON Co. Ltd.(a)	2,910	40,191
AEON Credit Service Co. Ltd.(a)	319	10,057
AEON Mall Co. Ltd.(a)	352	10,466
Air Water, Inc.(a)	723	10,699
Aisin Seiki Co. Ltd.(a)	929	39,817
Ajinomoto Co., Inc.(a)	2,924	38,500
Alfresa Holdings Corp.(a)	199	10,285
All Nippon Airways Co. Ltd.(a)(d)	5,624	12,285
Amada Co. Ltd.(a)	1,731	15,660
Aozora Bank Ltd.(a)	5,199	15,434
Asahi Breweries Ltd.(a)	1,876	49,367
Asahi Glass Co. Ltd.(a)	4,889	30,415
Asahi Kasei Corp.(a)	6,119	46,235
ASICS Corp.(a)	776	13,455
Astellas Pharma, Inc.(a)	2,156	110,203
Bank of Kyoto Ltd. (The)(a)	1,563	13,780
Bank of Yokohama Ltd. (The)(a)	5,714	32,719
Benesse Holdings, Inc.(a)	348	12,663
Bridgestone Corp.(a)	3,153	115,416
Brother Industries Ltd.(a)	1,144	12,966
Calbee, Inc.(a)	356	10,342
Canon, Inc.(a)	5,496	175,633
Casio Computer Co. Ltd.(a)	1,083	10,055
Central Japan Railway Co.(a)	700	89,887
Chiba Bank Ltd. (The)(a)	3,607	26,403
Chiyoda Corp.(a)	758	9,141
Chubu Electric Power Co., Inc.(a)	3,123	42,568
Chugai Pharmaceutical Co. Ltd.(a)	1,086	22,342
Chugoku Bank Ltd. (The)(a)	793	11,172
Chugoku Electric Power Co., Inc. (The)(a)	1,439	22,932
Chuo Mitsui Trust Holdings, Inc.(a)	15,097	74,976
Citizen Holdings Co. Ltd.(a)	1,282	9,023
Coca-Cola West Co. Ltd.(a)	298	5,961
Cosmo Oil Co. Ltd.*(a)	2,672	5,016
Credit Saison Co. Ltd.(a)	765	20,806
Dai Nippon Printing Co. Ltd.(a)	2,717	28,829
Dai-ichi Life Insurance Co. Ltd. (The)(a)	4,200	60,202

See Notes to Financial Statements.

11

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

International Equity Index Fund — continued

	Shares	Value($)

Japan—continued
Daicel Corp.(a)	1,416	12,807
Daido Steel Co. Ltd.(a)	1,369	8,081
Daihatsu Motor Co. Ltd.(a)	932	18,108
Daiichi Sankyo Co. Ltd.(a)	3,266	59,258
Daikin Industries Ltd.(a)	1,138	60,491
Dainippon Sumitomo Pharma Co. Ltd.(a)	772	10,552
Daito Trust Construction Co. Ltd.(a)	352	35,251
Daiwa House Industry Co. Ltd.(a)	2,472	46,350
Daiwa Securities Group, Inc.(a)	8,054	72,673
DeNa Co. Ltd.(a)	513	10,454
DENSO Corp.(a)	2,357	110,432
Dentsu, Inc.(a)	877	33,504
Don Quijote Co. Ltd.(a)	263	16,509
East Japan Railway Co.(a)	1,633	140,762
Eisai Co. Ltd.(a)	1,222	49,773
Electric Power Development Co. Ltd.(a)	566	18,500
FamilyMart Co. Ltd.(a)	285	12,349
FANUC Ltd.(a)	930	153,790
Fast Retailing Co. Ltd.(a)	258	97,348
Fuji Electric Holdings Co. Ltd.(a)	2,714	11,105
Fuji Heavy Industries Ltd.(a)	2,847	79,197
FUJIFILM Holdings Corp.(a)	2,246	54,087
Fujitsu Ltd.*(a)	9,029	33,778
Fukuoka Financial Group, Inc.(a)	3,751	16,990
Furukawa Electric Co. Ltd.(a)	3,254	7,522
Gree, Inc.	514	4,000
GungHo Online Entertainment, Inc.*(a)	20	15,660
Gunma Bank Ltd. (The)(a)	1,842	10,813
Hachijuni Bank Ltd. (The)(a)	2,021	12,606
Hakuhodo DY Holdings, Inc.(a)	1,140	8,489
Hamamatsu Photonics K.K.(a)	347	13,099
Hankyu Hanshin Holdings, Inc.(a)	5,546	30,856
Hino Motors Ltd.(a)	1,254	18,584
Hirose Electric Co. Ltd.(a)	147	22,641
Hiroshima Bank Ltd. (The)(a)	2,426	10,370
Hisamitsu Pharmaceutical Co., Inc.(a)	300	16,772
Hitachi Chemical Co. Ltd.(a)	506	8,149
Hitachi Construction Machinery Co. Ltd.(a)	522	11,731
Hitachi High-Technologies Corp.(a)	301	6,770
Hitachi Ltd.(a)	23,424	155,099
Hitachi Metals Ltd.(a)	800	9,834
Hokkaido Electric Power Co., Inc.*(a)	888	12,001
Hokuhoku Financial Group, Inc.(a)	5,733	12,075
Hokuriku Electric Power Co.(a)	817	11,975
Honda Motor Co. Ltd.(a)	7,726	295,253

	Shares	Value($)

Japan—continued
Hoya Corp.(a)	2,109	49,960
Hulic Co. Ltd.(a)	1,297	19,518
Ibiden Co. Ltd.(a)	549	9,002
Idemitsu Kosan Co. Ltd.(a)	108	9,367
IHI Corp.(a)	6,399	27,055
Inpex Corp.(a)	4,400	52,012
Isetan Mitsukoshi Holdings Ltd.(a)	1,723	25,642
Isuzu Motors Ltd.(a)	5,757	38,165
ITOCHU Corp.(a)	7,298	89,665
Itochu Techno-Solutions Corp.(a)	122	4,344
Iyo Bank Ltd. (The)(a)	1,257	13,211
J. Front Retailing Co. Ltd.(a)	2,339	19,009
Japan Airlines Co. Ltd.(a)	291	17,637
Japan Exchange Group, Inc.(a)	1,200	26,687
Japan Petroleum Exploration Co.(a)	140	6,035
Japan Prime Realty Investment Corp. REIT	4	14,039
Japan Real Estate Investment Corp. REIT(a)	3	35,158
Japan Retail Fund Investment Corp. REIT	11	22,628
Japan Steel Works Ltd. (The)(a)	1,531	8,918
Japan Tobacco, Inc.(a)	5,331	192,492
JFE Holdings, Inc.(a)	2,383	62,093
JGC Corp.(a)	1,005	36,382
Joyo Bank Ltd. (The)(a)	3,294	17,751
JS Group Corp.(a)	1,290	26,652
JSR Corp.(a)	866	16,138
JTEKT Corp.(a)	996	13,706
JX Holdings, Inc.(a)	10,884	56,604
Kajima Corp.(a)	4,100	16,761
Kamigumi Co. Ltd.(a)	1,131	9,631
Kaneka Corp.(a)	1,358	8,890
Kansai Electric Power Co., Inc. (The)*(a)	3,413	43,485
Kansai Paint Co. Ltd.(a)	1,124	14,940
Kao Corp.(a)	2,552	79,740
Kawasaki Heavy Industries Ltd.(a)	6,888	29,986
KDDI Corp.(a)	2,609	134,295
Keikyu Corp.(a)	2,273	21,549
Keio Corp.(a)	2,804	20,163
Keisei Electric Railway Co. Ltd.(a)	1,338	13,980
Keyence Corp.(a)	222	84,557
Kikkoman Corp.(a)	766	14,047
Kinden Corp.(a)	645	6,940
Kintetsu Corp.(a)	7,879	29,401
Kirin Holdings Co. Ltd.(a)	4,210	61,531
Kobe Steel Ltd.*(a)	12,078	22,513
Koito Manufacturing Co. Ltd.(a)	469	8,937
Komatsu Ltd.(a)	4,527	113,010
Konami Corp.(a)	488	11,289

See Notes to Financial Statements.

12

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

International Equity Index Fund — continued

	Shares	Value($)

Japan—continued
Konica Minolta Holdings, Inc.(a)	2,320	19,548
Kubota Corp.(a)	5,298	76,943
Kuraray Co. Ltd.(a)	1,671	20,073
Kurita Water Industries Ltd.(a)	547	11,647
Kyocera Corp.(a)	1,578	84,075
Kyowa Hakko Kirin Co. Ltd.(a)	1,118	11,513
Kyushu Electric Power Co., Inc.*(a)	2,069	29,620
Lawson, Inc.(a)	318	24,960
M3, Inc.(a)	4	11,103
Mabuchi Motor Co. Ltd.(a)	120	6,345
Makita Corp.(a)	545	31,710
Marubeni Corp.(a)	8,002	63,161
Marui Group Co. Ltd.(a)	1,082	10,170
Maruichi Steel Tube Ltd.(a)	228	5,673
Mazda Motor Corp.*(a)	13,082	58,616
McDonald’s Holdings Co. (Japan) Ltd.	323	8,899
Medipal Holdings Corp.(a)	653	8,076
Meiji Holdings Co. Ltd.(a)	298	16,343
Miraca Holdings, Inc.(a)	271	12,113
Mitsubishi Chemical Holdings Corp.(a)	6,570	30,793
Mitsubishi Corp.(a)	6,813	138,192
Mitsubishi Electric Corp.(a)	9,366	98,864
Mitsubishi Estate Co. Ltd.(a)	6,065	179,960
Mitsubishi Gas Chemical Co., Inc.(a)	1,875	15,801
Mitsubishi Heavy Industries Ltd.(a)	14,715	84,693
Mitsubishi Logistics Corp.(a)	597	9,056
Mitsubishi Materials Corp.(a)	5,417	22,439
Mitsubishi Motors Corp.*(a)	2,019	22,433
Mitsubishi Tanabe Pharma Corp.(a)	1,090	15,314
Mitsubishi UFJ Financial Group, Inc.(a)	60,701	389,388
Mitsubishi UFJ Lease & Finance Co. Ltd.(a)	2,823	14,999
Mitsui & Co. Ltd.(a)	8,422	122,714
Mitsui Chemicals, Inc.(a)	3,963	10,910
Mitsui Fudosan Co. Ltd.(a)	4,059	137,191
Mitsui O.S.K. Lines Ltd.*(a)	5,262	23,852
Mizuho Financial Group, Inc.(a)	111,023	241,660
MS&AD Insurance Group Holdings, Inc.(a)	2,456	64,359
Murata Manufacturing Co. Ltd.(a)	983	75,324
Nabtesco Corp.(a)	529	12,924
Namco Bandai Holdings, Inc.(a)	862	16,122
NEC Corp.(a)	11,337	26,312
Nexon Co. Ltd.(a)	528	6,454
NGK Insulators Ltd.(a)	1,310	19,950
NGK Spark Plug Co. Ltd.(a)	868	19,284
NHK Spring Co. Ltd.(a)	769	7,911
Nidec Corp.(a)	494	40,908

	Shares	Value($)

Japan—continued
Nikon Corp.	1,653	28,807
Nintendo Co. Ltd.(a)	516	58,634
Nippon Building Fund, Inc. REIT(a)	4	49,818
Nippon Electric Glass Co. Ltd.(a)	1,809	9,705
Nippon Express Co. Ltd.(a)	3,863	19,417
Nippon Meat Packers, Inc.(a)	832	11,940
Nippon Steel Corp.(a)	36,842	125,591
Nippon Telegraph & Telephone Corp.(a)	2,117	109,882
Nippon Yusen Kabushiki Kaisha(a)	7,830	24,806
Nishi-Nippon City Bank Ltd. (The)(a)	3,283	8,967
Nissan Motor Co. Ltd.(a)	12,050	121,322
Nisshin Seifun Group, Inc.(a)	1,006	10,167
Nissin Foods Holdings Co. Ltd.(a)	286	11,758
Nitori Holdings Co. Ltd.(a)	168	15,410
Nitto Denko Corp.(a)	801	52,478
NKSJ Holdings, Inc.(a)	1,611	41,569
NOK Corp.(a)	463	7,234
Nomura Holdings, Inc.(a)	17,599	137,425
Nomura Real Estate Holdings, Inc.(a)	601	14,802
Nomura Real Estate Office Fund, Inc. REIT	2	10,275
Nomura Research Institute Ltd.(a)	492	17,138
NSK Ltd.(a)	2,272	23,308
NTT Data Corp.(a)	700	23,649
NTT DoCoMo, Inc.(a)	7,500	121,852
NTT Urban Development Corp.(a)	600	7,888
Obayashi Corp.(a)	3,148	18,832
Odakyu Electric Railway Co. Ltd.(a)	3,037	30,241
OJI Paper Co. Ltd.(a)	3,869	18,176
Olympus Corp.*(a)	964	29,342
Omron Corp.(a)	992	35,901
Ono Pharmaceutical Co. Ltd.(a)	400	24,643
Oracle Corp. Japan	186	6,926
Oriental Land Co. Ltd.(a)	244	40,389
ORIX Corp.(a)	5,345	87,480
Osaka Gas Co. Ltd.(a)	9,088	38,787
Otsuka Corp.(a)	78	9,968
Otsuka Holdings Co. Ltd.(a)	1,759	51,067
Panasonic Corp.(a)	10,700	103,707
Park24 Co. Ltd.(a)	475	8,458
Rakuten, Inc.(a)	3,521	53,503
Resona Holdings, Inc.(a)	9,142	46,821
Ricoh Co. Ltd.(a)	3,249	37,617
Rinnai Corp.(a)	159	11,828
Rohm Co. Ltd.(a)	468	19,251
Sankyo Co. Ltd.(a)	261	12,771
Sanrio Co. Ltd.(a)	217	13,365
Santen Pharmaceutical Co. Ltd.(a)	360	17,490
SBI Holdings, Inc.(a)	981	12,761

See Notes to Financial Statements.

13

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

International Equity Index Fund — continued

	Shares	Value($)

Japan—continued
Secom Co. Ltd.(a)	1,018	63,893
Sega Sammy Holdings, Inc.(a)	904	26,187
Sekisui Chemical Co. Ltd.(a)	2,065	21,092
Sekisui House Ltd.(a)	2,625	35,390
Seven & I Holdings Co. Ltd.(a)	3,653	133,806
Seven Bank Ltd.(a)	2,887	9,675
Sharp Corp.*(a)(d)	4,977	18,377
Shikoku Electric Power Co., Inc.*(a)	866	14,767
Shimadzu Corp.(a)	1,149	10,915
Shimamura Co. Ltd.(a)	109	10,858
Shimano, Inc.(a)	383	34,269
Shimizu Corp.(a)	2,867	14,053
Shin-Etsu Chemical Co. Ltd.(a)	1,991	122,232
Shinsei Bank Ltd.(a)	7,998	19,453
Shionogi & Co. Ltd.(a)	1,447	30,492
Shiseido Co. Ltd.(a)	1,745	31,434
Shizuoka Bank Ltd. (The)(a)	2,741	31,282
Showa Denko Kabushiki Kaisha(a)	7,257	9,848
Showa Shell Sekiyu Kabushiki Kaisha(a)	914	10,254
SMC Corp.(a)	262	62,543
Softbank Corp.(a)	4,600	319,688
Sojitz Corp.(a)	6,066	11,916
Sony Corp.(a)	4,905	105,099
Sony Financial Holdings, Inc.(a)	843	15,500
Stanley Electric Co. Ltd.(a)	694	14,799
Sumco Corp.	564	4,573
Sumitomo Chemical Co. Ltd.(a)	7,221	27,566
Sumitomo Corp.(a)	5,455	73,672
Sumitomo Electric Industries Ltd.(a)	3,656	53,071
Sumitomo Heavy Industries Ltd.(a)	2,681	12,223
Sumitomo Metal Mining Co. Ltd.(a)	2,537	35,966
Sumitomo Mitsui Financial Group, Inc.(a)	6,169	299,492
Sumitomo Realty & Development Co. Ltd.(a)	1,732	82,600
Sumitomo Rubber Industries Ltd.(a)	830	12,848
Suntory Beverage & Food Ltd.*	289	9,747
Suruga Bank Ltd.(a)	876	15,121
Suzuken Co. Ltd.(a)	343	11,310
Suzuki Motor Corp.(a)	1,768	42,471
Sysmex Corp.(a)	351	22,498
T&D Holdings, Inc.(a)	2,808	34,887
Taiheiyo Cement Corp.(a)	5,699	24,971
Taisei Corp.(a)	4,698	23,181
Taisho Pharmaceutical Holdings Co. Ltd.(a)	153	10,106
Taiyo Nippon Sanso Corp.(a)	1,173	7,892
Takashimaya Co. Ltd.(a)	1,284	12,064

	Shares	Value($)

Japan—continued
Takeda Pharmaceutical Co. Ltd.(a)	3,828	181,070
TDK Corp.(a)	597	23,490
Teijin Ltd.(a)	4,534	10,470
Terumo Corp.(a)	737	37,930
THK Co. Ltd.(a)	552	12,289
Tobu Railway Co. Ltd.(a)	4,952	26,190
Toho Co. Ltd.(a)	550	11,491
Toho Gas Co. Ltd.(a)	1,985	10,408
Tohoku Electric Power Co., Inc.*(a)	2,194	27,068
Tokio Marine Holdings, Inc.(a)	3,357	110,127
Tokyo Electric Power Co., Inc. (The)*	7,011	43,580
Tokyo Electron Ltd.(a)	833	44,809
Tokyo Gas Co. Ltd.(a)	11,869	65,242
Tokyo Tatemono Co. Ltd.(a)	1,995	18,375
Tokyu Corp.(a)	5,512	39,427
Tokyu Land Corp.*	2,069	21,491
TonenGeneral Sekiyu Kabushiki Kaisha(a)	1,370	12,667
Toppan Printing Co. Ltd.(a)	2,713	21,935
Toray Industries, Inc.(a)	7,116	46,922
Toshiba Corp.(a)	19,510	87,946
TOTO Ltd.(a)	1,442	20,254
Toyo Seikan Kaisha Ltd.(a)	793	15,603
Toyo Suisan Kaisha Ltd.(a)	431	12,669
Toyoda Gosei Co. Ltd.(a)	317	7,836
Toyota Boshoku Corp.(a)	319	4,287
Toyota Industries Corp.(a)	791	34,259
Toyota Motor Corp.(a)	13,315	853,906
Toyota Tsusho Corp.(a)	1,031	26,996
Trend Micro, Inc.(a)	511	19,076
Tsumura & Co.(a)	293	8,604
Ube Industries Ltd.(a)	4,892	9,248
Uni-Charm Corp.(a)	553	32,369
United Urban Investment Corp., REIT	12	18,312
USS Co. Ltd.(a)	1,070	15,512
West Japan Railway Co.(a)	818	35,089
Yahoo Japan Corp.(a)	7,100	40,427
Yakult Honsha Co. Ltd.(a)	426	21,381
Yamada Denki Co. Ltd.(a)	4,460	13,190
Yamaguchi Financial Group, Inc.(a)	1,026	10,105
Yamaha Corp.(a)	766	10,972
Yamaha Motor Co. Ltd.(a)	1,358	19,961
Yamato Holdings Co. Ltd.(a)	1,789	40,445
Yamato Kogyo Co. Ltd.(a)	203	7,557
Yamazaki Baking Co. Ltd.(a)	535	5,783
Yaskawa Electric Corp.(a)	1,041	14,706
Yokogawa Electric Corp.(a)	1,042	14,889
Yokohama Rubber Co. Ltd. (The)(a)	997	9,874

		13,121,823

See Notes to Financial Statements.

14

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

International Equity Index Fund — continued

	Shares	Value($)

Jersey 0.1%(a)
Petrofac Ltd.	501	11,413
Randgold Resources Ltd.	163	11,688
Shire PLC	1,077	43,123

		66,224

Luxembourg 0.5%
ArcelorMittal	4,754	65,343
Millicom International Cellular SA(a)	179	15,821
SES	1,446	41,374
Tenaris SA	7,813	183,281

		305,819

Macau 0.0%(a)(c)
MGM China Holdings Ltd.	1,388	4,657

Mauritius 0.0%(c)
Golden Agri-Resources Ltd.	20,672	8,568

Netherlands 3.4%
Aegon NV	9,282	68,688
Akzo Nobel NV	1,247	81,946
ASML Holding NV(a)	1,812	178,713
CNH Industrial NV*	14,159	181,589
Corio NV REIT	353	15,208
Delta Lloyd NV(a)	963	20,458
Fugro NV	369	22,509
Gemalto NV	416	44,668
Heineken Holding NV	528	33,397
Heineken NV	1,206	85,476
ING Groep NV*(a)	20,031	227,296
Koninklijke Ahold NV	5,272	91,328
Koninklijke Boskalis Westminster NV(a)	398	17,610
Koninklijke DSM NV	807	60,898
Koninklijke KPN NV*	16,845	53,668
Koninklijke Philips Electronics NV	5,006	161,386
Koninklijke Vopak NV	369	21,144
QIAGEN NV*	1,624	35,010
Randstad Holding NV	631	35,546
Reed Elsevier NV(a)	3,608	72,512
TNT Express NV(a)	1,863	16,986
Unilever NV	8,254	321,091
Wolters Kluwer NV(a)	1,580	40,684
Ziggo NV	891	36,089

		1,923,900

New Zealand 0.7%
Auckland International Airport Ltd.	26,017	71,632
Contact Energy Ltd.	9,053	40,678
Fletcher Building Ltd.	17,442	137,621
Sky City Entertainment Group Ltd.(a)	14,186	47,162
Telecom Corp. of New Zealand Ltd.	48,591	93,831

		390,924

	Shares	Value($)

Norway 1.7%
Aker Solutions ASA	1,664	23,369
DnB NOR ASA	9,892	150,192
Gjensidige Forsikring ASA	2,025	30,577
Norsk Hydro ASA	9,424	39,070
Orkla ASA	7,735	56,341
Seadrill Ltd.(a)	3,801	170,701
StatoilHydro ASA	11,190	254,012
Telenor ASA	7,186	164,197
Yara International ASA	1,947	80,396

		968,855

Portugal 0.8%
Banco Espirito Santo SA*	37,435	39,857
EDP—Energias de Portugal SA	42,480	155,166
Galp Energia SGPS SA(a)	5,676	94,591
Jeronimo Martins SGPS SA	5,212	107,035
Portugal Telecom SGPS SA(d)	13,520	60,926

		457,575

Singapore 0.9%
Ascendas REIT	5,721	10,397
CapitaCommercial Trust, REIT	5,587	6,457
CapitaLand Ltd.(a)	7,189	17,725
CapitaMall Trust REIT	6,789	10,607
CapitaMalls Asia Ltd.	3,822	5,956
City Developments Ltd.	1,149	9,388
ComfortDelGro Corp. Ltd.	5,645	8,864
DBS Group Holdings Ltd.	4,798	62,798
Genting Singapore PLC	17,133	19,597
Global Logistic Properties Ltd.	8,674	19,982
Jardine Cycle & Carriage Ltd.	300	9,123
Keppel Corp. Ltd.	4,048	33,622
Keppel Land Ltd.	1,952	5,508
Keppel REIT	337	330
Olam International Ltd.	4,112	5,015
Oversea-Chinese Banking Corp. Ltd.	7,240	59,441
SembCorp Industries Ltd.	2,759	11,634
SembCorp Marine Ltd.	2,345	8,467
Singapore Airlines Ltd.(a)	1,515	12,581
Singapore Exchange Ltd.	2,406	13,923
Singapore Press Holdings Ltd.	4,481	14,680
Singapore Technologies Engineering Ltd.	4,333	14,403
Singapore Telecommunications Ltd.	22,362	66,486
StarHub Ltd.	1,688	5,772
United Overseas Bank Ltd.	3,570	58,819
UOL Group Ltd.	1,297	6,358
Wilmar International Ltd.	5,383	13,602
Yangzijiang Shipbuilding Holdings Ltd.	5,382	4,698

		516,233

See Notes to Financial Statements.

15

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

International Equity Index Fund — continued

	Shares	Value($)

Spain 5.6%
Abertis Infraestructuras SA(a)	2,983	58,128
Acciona SA(a)	210	12,009
Actividades de Construccion y Servicios SA(a)	1,153	36,787
Amadeus IT Holding SA, Cl A(a)	3,096	109,872
Banco Bilbao Vizcaya Argentaria SA(a)	44,166	496,183
Banco de Sabadell SA(d)	21,668	54,552
Banco Popular Espanol SA*(a)	10,260	55,561
Banco Santander SA(a)	92,568	758,860
Bankia SA*	32,792	35,712
Criteria Caixacorp SA	9,446	41,455
Distribuidora Internacional de Alimentacion SA(a)	4,975	43,311
Enagas(a)	1,555	38,215
Ferrovial SA(a)	3,283	59,202
Gas Natural SDG SA(a)	2,850	59,741
Grifols SA	1,214	49,846
Iberdrola SA(a)	38,322	223,446
Inditex SA(a)	1,776	274,442
Mapfre SA	6,264	22,423
Red Electrica Corporacion SA(a)	882	50,350
Repsol YPF SA(a)	6,782	168,693
Telefonica SA*(a)	32,801	512,649
Zardoya Otis SA	1,255	20,374

		3,181,811

Sweden 2.0%
Alfa Laval AB	894	21,576
Assa Abloy AB, Cl B	950	43,607
Atlas Copco AB, Cl A	1,908	55,874
Atlas Copco AB, Cl B	1,110	29,327
Boliden AB	778	11,658
Electrolux AB, Cl B	684	17,763
Elekta AB, B SHS	1,048	16,861
Getinge AB	570	20,373
Hennes & Mauritz AB, Cl B	2,698	117,169
Hexagon AB, Cl B	674	20,325
Husqvarna AB, Cl B	1,148	7,454
Industrivarden AB, Cl C(a)	336	6,192
Investor AB, Cl B	1,295	39,293
Kinnevik Investment AB, Cl B(a)	585	20,279
Lundin Petroleum AB*	633	13,651
Nordea Bank AB(a)	7,478	90,349
Ratos AB, B Shares	546	5,085
Sandvik AB	3,029	41,853
Scania AB	910	19,498
Securitas AB, Cl B	891	10,176
Skandinaviska Enskilda Banken AB, Cl A	4,315	45,724
Skanska AB, Cl B	1,080	20,771
SKF AB, Cl B	1,115	31,038

	Shares	Value($)

Sweden—continued
Svenska Cellulosa AB, Cl B(a)	1,657	41,811
Svenska Handelsbanken AB, Cl A	1,413	60,441
Swedbank AB, Cl A(a)	2,574	60,032
Swedish Match AB	586	20,680
Tele2 AB, Cl B	905	11,575
Telefonaktiebolaget LM Ericsson, Cl B	8,645	115,012
TeliaSonera AB	6,764	51,824
Volvo AB, Cl B	4,273	63,995

		1,131,266

Switzerland 2.7%
ABB Ltd.*(a)	2,659	62,815
Actelion Ltd.*	131	9,300
Adecco SA*(a)	161	11,499
Aryzta AG*	106	7,086
Baloise Holding AG	59	6,524
Banque Cantonale Vaudoise	4	2,204
Barry Callebaut AG*	2	2,008
Cie Financiere Richemont SA(a)	632	63,160
Coca-Cola HBC AG*	390	11,680
Credit Suisse Group AG*(a)	1,812	55,526
EMS-Chemie Holding AG(a)	11	3,888
Geberit AG	49	13,231
Givaudan SA*(a)	11	16,091
Glencore Xstrata PLC	19,289	105,141
Holcim Ltd.*	278	20,688
Julius Baer Group Ltd.*	272	12,693
Kuehne + Nagel International AG	66	8,648
Lindt & Spruengli AG PC	1	4,104
Lonza Group AG*	65	5,319
Nestle SA(a)	3,781	264,829
Novartis AG	2,781	213,722
Pargesa Holding SA	33	2,476
Partners Group Holding AG	22	5,393
Roche Holding AG	850	229,242
Schindler Holding AG PC(a)	60	9,021
Schindler Holding AG RS	27	3,923
SGS SA(a)	8	19,126
Sika AG	3	8,744
Sonova Holding AG	61	7,582
STMicroelectronics NV	3,032	27,962
Sulzer AG	30	4,644
Swatch Group AG (The) BS(a)	39	25,159
Swatch Group AG (The) RS(a)	53	5,968
Swiss Life Holding AG*	40	7,572
Swiss Prime Site AG(a)	67	5,186
Swiss Re Ltd.*	426	35,235
Swisscom AG(a)	29	13,954
Syngenta AG	113	46,157
Transocean Ltd.(a)	436	19,410
UBS AG	4,406	90,132

See Notes to Financial Statements.

16

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

International Equity Index Fund — continued

	Shares	Value($)

Switzerland—continued
Wolseley PLC	530	27,431
Zurich Insurance Group AG	180	46,356

		1,540,829

United Kingdom 8.9%
3i Group PLC	1,876	11,049
Aberdeen Asset Management PLC	1,852	11,351
Admiral Group PLC	371	7,406
Aggreko PLC	520	13,503
AMEC PLC	575	9,997
Anglo American PLC	2,690	66,106
Antofagasta PLC(a)	763	10,128
ARM Holdings PLC(a)	2,696	43,165
Associated British Foods PLC(a)	689	20,948
AstraZeneca PLC(a)	2,409	125,198
Aviva PLC	5,687	36,532
Babcock International Group PLC	696	13,476
BAE Systems PLC	6,269	46,117
Barclays PLC	23,580	101,351
BG Group PLC	6,567	125,503
BHP Billiton PLC	4,076	120,095
BP PLC	36,989	259,347
British American Tobacco PLC	3,725	197,586
British Land Co. PLC (The) REIT(a)	1,809	16,936
British Sky Broadcasting Group PLC	2,031	28,605
BT Group PLC	15,212	84,322
Bunzl PLC	643	13,928
Burberry Group PLC	854	22,591
Capita Group PLC	1,266	20,413
Capital Shopping Centres Group PLC REIT	1,290	6,706
Carnival PLC	355	12,034
Centrica PLC(a)	10,031	60,088
Cobham PLC	2,082	9,684
Compass Group PLC(a)	3,533	48,572
Croda International PLC	262	11,261
Diageo PLC(a)	4,844	153,926
Direct Line Insurance Group PLC	1,593	5,498
easyJet PLC	307	6,352
Fresnillo PLC	347	5,466
G4S PLC	2,724	11,214
GKN PLC	3,151	17,446
GlaxoSmithKline PLC(a)	9,470	238,009
Hammerson PLC REIT	1,377	11,168
Hargreaves Lansdown PLC	413	6,549
HSBC Holdings PLC	34,862	377,797
ICAP PLC	1,061	6,429
IMI PLC	621	14,628
Imperial Tobacco Group PLC(a)	1,893	70,136
Inmarsat PLC	866	9,940

	Shares	Value($)

United Kingdom—continued
InterContinental Hotels Group PLC(a)	519	15,168
International Consolidated Airlines Group SA*(a)	7,547	41,425
Intertek Group PLC	311	16,640
Invensys PLC	1,229	9,908
Investec PLC	1,110	7,195
ITV PLC	7,174	20,359
J Sainsbury PLC(a)	2,370	15,038
Johnson Matthey PLC	397	18,047
Kingfisher PLC(a)	4,580	28,577
Land Securities Group PLC REIT	1,510	22,465
Legal & General Group PLC(a)	11,413	36,303
Lloyds Banking Group PLC*(a)	88,244	105,281
London Stock Exchange Group PLC	341	8,485
Marks & Spencer Group PLC	3,115	25,043
Meggitt PLC	1,515	13,465
Melrose Industries PLC	2,446	11,872
National Grid PLC	7,073	83,646
Next PLC(a)	312	26,088
Old Mutual PLC	9,445	28,685
Pearson PLC	1,579	32,132
Persimmon PLC	585	10,285
Prudential PLC	4,936	91,975
Reckitt Benckiser Group PLC	1,248	91,322
Reed Elsevier PLC(a)	2,305	31,047
Rexam PLC	1,527	11,905
Rio Tinto PLC	2,453	120,048
Rolls-Royce Holdings PLC	3,630	65,348
Royal Bank of Scotland Group PLC*(a)	4,107	23,876
Royal Dutch Shell PLC, Cl A	7,282	240,492
Royal Dutch Shell PLC, Cl B	5,046	174,367
RSA Insurance Group PLC	6,945	13,593
SABMiller PLC(a)	1,851	94,357
Sage Group PLC (The)	2,180	11,639
Schroders PLC	198	8,257
Scottish & Southern Energy PLC(a)	1,851	44,209
Segro PLC	1,434	7,197
Serco Group PLC	963	8,520
Severn Trent PLC	461	13,157
Smith & Nephew PLC	1,748	21,818
Smiths Group PLC	760	17,213
Standard Chartered PLC	4,658	111,680
Standard Life PLC	4,552	25,453
Subsea 7 SA	2,672	55,544
Tate & Lyle PLC	901	10,743
Tesco PLC	15,545	90,345
Travis Perkins PLC	474	12,661
TUI Travel PLC(a)	864	5,135
Tullow Oil PLC	1,754	29,077

See Notes to Financial Statements.

17

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

International Equity Index Fund — continued

	Shares	Value($)

United Kingdom—continued
Unilever PLC(a)	2,478	95,705
United Utilities Group PLC	1,317	14,733
Vedanta Resources PLC	180	3,153
Vodafone Group PLC(a)	94,436	333,003
Weir Group PLC (The)	411	15,503
Whitbread PLC	347	16,650
William Hill PLC(a)	1,666	10,853
WM Morrison Supermarkets PLC	4,261	19,315
WPP PLC	2,441	50,187

		5,054,743

Total Common Stocks (Cost $30,177,422)		54,105,241

Preferred Stocks 0.9%
Germany 0.9%
Bayerische Motoren Werke AG, 4.09%	368	30,020
Fuchs Petrolub AG, (Preference Shares) 2.18%	245	20,517
Henkel AG & Co. KGaA, 1.30%	1,223	126,026
Porsche AG, 3.12%	1,051	91,851
RWE AG, 7.70%	269	8,825
Volkswagen AG, 2.04%	992	233,848

Total Preferred Stocks (Cost $119,277)		511,087

Rights 0.0%(c)
Austria 0.0%(a)(b)(c)(e)
IMMOEAST AG*	175,419	—

Hong Kong 0.0%(a)(c)
New Hotel*	78	—

Spain 0.0%(c)
Abertis Infraestructuras SA*	2,983	2,901
BBVA*	44,166	6,035

		8,936

Total Rights (Cost $6,287)		8,936

Exchange Traded Funds 3.8%
iShares MSCI Australia Index Fund	2,615	66,081
iShares MSCI Austria Investable Market Index Fund	1,390	26,855

	Shares	Value($)
Exchange Traded Funds—continued
iShares MSCI Belgium Investable Market Index Fund	1,138	17,514
iShares MSCI Denmark Capped Index Fund	435	17,596
iShares MSCI EAFE Index Fund	13,025	830,865
iShares MSCI EMU Index Fund	9,208	347,326
iShares MSCI France Index Fund	1,284	34,514
iShares MSCI Germany Index Fund(d)	4,405	122,503
iShares MSCI Ireland Capped Index Fund	421	13,965
iShares MSCI Italy Index Fund	9,150	129,198
iShares MSCI Japan Index Fund	28,185	335,683
iShares MSCI Netherlands Investable Market Index Fund	566	13,471
iShares MSCI New Zealand Capped Index Fund	355	13,653
iShares MSCI Norway Capped Index Fund	1,099	32,036
iShares MSCI Singapore Index Fund	606	8,090
iShares MSCI Spain Index Fund	1,886	65,538
iShares MSCI Sweden Index Fund	487	16,660
iShares MSCI United Kingdom Index Fund	1,247	24,466

Total Exchange Traded Funds (Cost $2,022,251)		2,116,014

Trust 0.0%(c)
Singapore 0.0%(c)
Hutchison Port Holdings Trust	14,658	11,433

Total Trust (Cost $11,128)		11,433

Short-Term Investment 0.5%
RidgeWorth Funds Securities Lending Joint Account(f)	295,020	295,020

Total Short-Term Investment (Cost $295,020)		295,020

See Notes to Financial Statements.

18

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

International Equity Index Fund — concluded

	Shares	Value($)
Money Market Fund 0.1%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.06%(g)	70,194	70,194

Total Money Market Fund (Cost $70,194)		70,194

Total Investments (Cost $32,701,579) — 100.8%		57,117,925
Liabilities in Excess of Other Assets — (0.8)%		(460,388)

Net Assets — 100.0%		$56,657,537

*	Non-income producing security.

(a)	Valued at fair value using procedures approved by the Board of Trustees. Fair valued securities held by the Fund represent 45.9% of net assets as of September 30, 2013.

(b)	The Fund’s investment adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.
(c)	Less than 0.05% of Net Assets.

(d)	The security or a partial position of the security was on loan as of September 30, 2013. The total value of securities on loan as of September 30, 2013 was $278,805.

(e)	Escrowed rights that are not tradable.

(f)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2013 (See Note 2(h)).

(g)	Rate disclosed, the 7 day net yield, is as of September 30, 2013.

Investment Abbreviations

BS	—	Bearer Shares
MSCI	—	Morgan Stanley Capital International
PC	—	Participation Certificate
RS	—	Registered Shares
REIT	—	Real Estate Investment Trust
SP ADR	—	Sponsored American Depositary Receipt

See Notes to Financial Statements.

19

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Large Cap Growth Stock Fund

	Shares	Value($)

Common Stocks 98.8%
Consumer Discretionary 20.9%
Amazon.com, Inc.*	20,270	6,337,213
BorgWarner, Inc.	38,665	3,920,244
Chipotle Mexican Grill, Inc.*	5,533	2,371,997
DR Horton, Inc.(a)	174,976	3,399,784
Home Depot, Inc. (The)	33,970	2,576,624
Johnson Controls, Inc.	32,628	1,354,062
Las Vegas Sands Corp.	59,475	3,950,329
Michael Kors Holdings Ltd.*	59,105	4,404,505
Netflix, Inc.*	7,381	2,282,279
Priceline.com, Inc.*	5,823	5,886,762
Scripps Networks Interactive, Cl A	42,396	3,311,551
Starbucks Corp.	86,304	6,642,819
Under Armour, Inc., Cl A*	50,086	3,979,333
VF Corp.	17,673	3,517,811
Viacom, Inc., Cl B	44,724	3,738,032

		57,673,345

Consumer Staples 7.9%
Colgate-Palmolive Co.	78,173	4,635,659
Costco Wholesale Corp.	49,656	5,716,399
Estee Lauder Cos., Inc. (The), Cl A	60,046	4,197,215
Philip Morris International, Inc.	83,169	7,201,604

		21,750,877

Energy 5.6%
Cameron International Corp.*	41,410	2,417,101
EOG Resources, Inc.	25,149	4,257,223
Phillips 66	30,018	1,735,641
Schlumberger Ltd.	80,230	7,089,123

		15,499,088

Financials 4.7%
Discover Financial Services	57,501	2,906,100
Genworth Financial, Inc., Cl A*	272,839	3,489,611
Morgan Stanley	129,804	3,498,218
T. Rowe Price Group, Inc.	44,066	3,169,667

		13,063,596

Health Care 14.3%
Alexion Pharmaceuticals, Inc.*	60,173	6,989,696
Biogen Idec, Inc.*	29,140	7,015,746
Cerner Corp.*	64,181	3,372,712
Express Scripts Holding Co.*	81,771	5,051,812
Gilead Sciences, Inc.*	138,865	8,726,277
HCA Holdings, Inc.	34,034	1,454,953
Mylan, Inc.*	178,226	6,802,886

		39,414,082

	Shares	Value($)

Industrials 14.6%
BE Aerospace, Inc.*	31,486	2,324,296
Cummins, Inc.	39,522	5,251,288
Fluor Corp.	59,869	4,248,304
Fortune Brands Home & Security, Inc.	98,963	4,119,830
HD Supply Holdings, Inc.*	83,931	1,843,964
Honeywell International, Inc.	63,226	5,250,287
J.B. Hunt Transport Services, Inc.	42,705	3,114,476
Precision Castparts Corp.	18,415	4,184,625
Union Pacific Corp.	35,162	5,462,065
United Parcel Service, Inc., Cl B	48,034	4,388,867

		40,188,002

Information Technology 29.3%
Analog Devices, Inc.	72,875	3,428,769
Apple, Inc.	36,638	17,467,167
ARM Holdings PLC SP ADR	69,685	3,353,242
ASML Holding NV NYS(a)	17,973	1,775,014
Broadcom Corp., Cl A	80,910	2,104,469
Cognizant Technology Solutions Corp., Cl A*	37,232	3,057,492
EMC Corp.	153,917	3,934,119
Facebook, Inc., Cl A*	123,796	6,219,511
Google, Inc., Cl A*	12,377	10,841,138
LinkedIn Corp., Cl A*	11,513	2,832,889
QUALCOMM, Inc.	101,626	6,845,527
Salesforce.com, Inc.*	81,017	4,205,592
Splunk, Inc.*	38,311	2,300,192
Visa, Inc., Cl A	33,721	6,444,083
Workday, Inc., Cl A*	30,247	2,447,890
Xilinx, Inc.	73,576	3,447,771

		80,704,865

Materials 1.5%
Monsanto Co.	40,989	4,278,022

Total Common Stocks (Cost $178,385,537)		272,571,877

Short-Term Investment 0.1%
RidgeWorth Funds Securities Lending Joint Account(b)	180,150	180,150

Total Short-Term Investment (Cost $180,150)		180,150

See Notes to Financial Statements.

20

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Large Cap Growth Stock Fund — concluded

	Shares	Value($)
Money Market Fund 1.2%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.06%(c)	3,473,480	3,473,480

Total Money Market Fund (Cost $3,473,480)		3,473,480

Total Investments (Cost $182,039,167) — 100.1%		276,225,507
Liabilities in Excess of Other Assets — (0.1)%		(346,755)

Net Assets — 100.0%		$275,878,752

*	Non-income producing security.

(a)	The security or a partial position of the security was on loan as of September 30, 2013. The total value of securities on loan as of September 30, 2013 was $173,088.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2013 (See Note 2(h)).

(c)	Rate disclosed, the 7 day net yield, is as of September 30, 2013.

Investment Abbreviations

NYS	—	New York Registered Shares
SP ADR	—	Sponsored American Depositary Receipt

See Notes to Financial Statements.

21

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Large Cap Value Equity Fund

	Shares	Value($)

Common Stocks 97.7%
Consumer Discretionary 7.9%
Comcast Corp., Cl A	781,400	35,280,210
Johnson Controls, Inc.	699,450	29,027,175
Pearson PLC SP ADR(a)	1,196,859	24,344,112
Viacom, Inc., Cl B	231,700	19,365,486
Walt Disney Co. (The)	304,800	19,656,552
WPP PLC SP ADR(a)	155,146	15,970,729
Wynn Resorts Ltd.	60,900	9,622,809

		153,267,073

Consumer Staples 6.2%
Anheuser-Busch InBev SP ADR	128,600	12,757,120
Bunge Ltd.	124,650	9,462,181
Ingredion, Inc.	305,333	20,203,885
Mondelez International, Inc., Cl A	1,080,400	33,946,168
Procter & Gamble Co. (The)	571,350	43,188,346

		119,557,700

Energy 12.3%
Baker Hughes, Inc.	189,450	9,301,995
Chevron Corp.	384,650	46,734,975
ConocoPhillips	629,450	43,753,069
Exxon Mobil Corp.	476,850	41,028,174
National Oilwell Varco, Inc.	123,800	9,670,018
Occidental Petroleum Corp.	605,227	56,612,934
Phillips 66	181,050	10,468,311
Schlumberger Ltd.	226,550	20,017,958

		237,587,434

Financials 25.2%
American Campus Communities, Inc., REIT	416,700	14,230,305
American Tower Corp., REIT	488,650	36,223,624
Ameriprise Financial, Inc.	222,200	20,237,976
Aon PLC	391,250	29,124,650
BlackRock, Inc.	101,875	27,569,413
Citigroup, Inc.	673,400	32,666,634
Comerica, Inc.	340,300	13,377,193
Franklin Resources, Inc.	611,350	30,903,743
JPMorgan Chase & Co.	812,050	41,974,864
MetLife, Inc.	669,050	31,411,898
Prudential Financial, Inc.	177,450	13,837,551
Simon Property Group, Inc., REIT	232,600	34,478,298
T. Rowe Price Group, Inc.	536,650	38,601,234
Travelers Cos., Inc. (The)	339,200	28,753,984
U.S. Bancorp	1,369,750	50,105,455
Wells Fargo & Co.	1,010,000	41,733,200

		485,230,022

	Shares	Value($)

Health Care 13.1%
Agilent Technologies, Inc.	661,500	33,901,875
Cigna Corp.	544,350	41,838,741
Johnson & Johnson	467,450	40,523,241
Medtronic, Inc.	186,950	9,955,088
Merck & Co., Inc.	1,103,850	52,554,298
Pfizer, Inc.	1,522,050	43,698,055
Zoetis, Inc.	966,950	30,091,484

		252,562,782

Industrials 18.3%
ADT Corp. (The)*	227,150	9,235,919
Caterpillar, Inc.	222,350	18,537,320
Cummins, Inc.	153,250	20,362,328
FedEx Corp.	131,600	15,016,876
Flowserve Corp.	507,775	31,680,082
Fluor Corp.	404,450	28,699,772
General Dynamics Corp.	236,100	20,663,472
General Electric Co.	1,740,550	41,581,739
Pentair Ltd.	267,550	17,374,697
Rockwell Automation, Inc.	191,050	20,430,887
Rockwell Collins, Inc.	212,850	14,444,001
Stanley Black & Decker, Inc.	325,600	29,489,592
Tyco International Ltd.	696,050	24,347,829
Union Pacific Corp.	60,400	9,382,536
United Parcel Service, Inc., Cl B	221,084	20,200,445
United Technologies Corp.	290,500	31,321,710

		352,769,205

Information Technology 8.8%
Cisco Systems, Inc.	2,015,800	47,210,036
Maxim Integrated Products, Inc.	1,006,550	29,995,190
Microchip Technology, Inc.(a)	366,000	14,746,140
Microsoft Corp.	841,307	28,023,936
NetApp, Inc.	249,300	10,625,166
Texas Instruments, Inc.	966,550	38,922,969

		169,523,437

Materials 2.3%
Airgas, Inc.	181,000	19,195,050
Ashland, Inc.	105,106	9,720,203
Celanese Corp., Cl A	290,506	15,335,812

		44,251,065

Telecommunication Services 1.9%
AT&T, Inc.	827,950	28,001,269
Verizon Communications, Inc.	201,200	9,387,992

		37,389,261

See Notes to Financial Statements.

22

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Large Cap Value Equity Fund — concluded

	Shares	Value($)

Utilities 1.7%
Duke Energy Corp.	501,950	33,520,221

Total Common Stocks (Cost $1,462,674,897)		1,885,658,200

Short-Term Investment 0.8%
RidgeWorth Funds Securities Lending Joint Account(b)	15,155,000	15,155,000

Total Short-Term Investment (Cost $15,155,000)		15,155,000

Money Market Fund 2.5%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.06%(c)	47,808,582	47,808,582

Total Money Market Fund (Cost $47,808,582)		47,808,582

	Shares	Value($)

Total Investments (Cost $1,525,638,479) — 101.0%		1,948,621,782
Liabilities in Excess of Other Assets — (1.0)%		(19,385,248)

Net Assets — 100.0%		$1,929,236,534

*	Non-income producing security.

(a)	The security or a partial position of the security was on loan as of September 30, 2013. The total value of securities on loan as of September 30, 2013 was $14,802,327.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2013 (See Note 2(h)).

(c)	Rate disclosed, the 7 day net yield, is as of September 30, 2013.

Investment Abbreviations

REIT	—	Real Estate Investment Trust
SP ADR	—	Sponsored American Depositary Receipt

See Notes to Financial Statements.

23

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Mid-Cap Value Equity Fund

	Shares	Value($)

Common Stocks 95.8%
Consumer Discretionary 4.9%
Coach, Inc.	375,000	20,448,750
Johnson Controls, Inc.	1,340,000	55,610,000
M.D.C. Holdings, Inc.	1,030,000	30,910,300
Pearson PLC SP ADR	1,850,000	37,629,000
Wynn Resorts Ltd.	115,000	18,171,150

		162,769,200

Consumer Staples 2.1%
Clorox Co. (The)	400,000	32,688,000
Ingredion, Inc.	525,000	34,739,250

		67,427,250

Energy 10.0%
Baker Hughes, Inc.	1,200,000	58,920,000
Energy XXI Bermuda Ltd.(a)	1,450,000	43,790,000
Noble Energy, Inc.	735,000	49,252,350
QEP Resources, Inc.	2,570,000	71,163,300
Seadrill Ltd.(a)	700,000	31,556,000
Tidewater, Inc.	600,000	35,574,000
Valero Energy Corp.	1,125,000	38,418,750

		328,674,400

Financials 29.6%
Alexandria Real Estate Equities, Inc., REIT	700,000	44,695,000
Allstate Corp. (The)	665,000	33,615,750
American Campus Communities, Inc., REIT	1,440,000	49,176,000
American Realty Capital Properties, Inc., REIT	4,000,000	48,800,000
Ameriprise Financial, Inc.	645,000	58,746,600
Aon PLC	450,000	33,498,000
BankUnited, Inc.	775,000	24,172,250
BB&T Corp.	1,300,000	43,875,000
Chubb Corp. (The)	385,000	34,365,100
Comerica, Inc.	800,000	31,448,000
DDR Corp., REIT(a)	2,050,000	32,205,500
Equity Residential, REIT	710,000	38,034,700
Hartford Financial Services Group, Inc. (The)	2,500,000	77,800,000
Health Care REIT, Inc.	1,100,000	68,618,000
Invesco Ltd.	1,500,000	47,850,000
Lazard Ltd., Cl A	1,680,000	60,513,600
Mid-America Apartment Communities, Inc., REIT(a)	760,000	47,500,000
Prologis, Inc., REIT	1,150,000	43,263,000
Regions Financial Corp.	5,225,000	48,383,500
Reinsurance Group of America, Inc.	375,000	25,121,250

	Shares	Value($)

Financial—continued
T. Rowe Price Group, Inc.	700,000	50,351,000
Taubman Centers, Inc., REIT	515,000	34,664,650

		976,696,900

Health Care 8.4%
Agilent Technologies, Inc.	1,400,000	71,750,000
Cigna Corp.	860,000	66,099,600
Hill-Rom Holdings, Inc.	606,000	21,712,980
STERIS Corp.	1,575,000	67,662,000
Zoetis, Inc.	1,625,000	50,570,000

		277,794,580

Industrials 14.9%
ADT Corp. (The)*	770,000	31,308,200
Alaska Air Group, Inc.	525,000	32,875,500
Crane Co.	340,000	20,967,800
Cummins, Inc.	430,000	57,134,100
Fluor Corp.	700,000	49,672,000
Joy Global, Inc.(a)	950,000	48,488,000
Kennametal, Inc.	875,000	39,900,000
Manitowoc Co., Inc. (The)	1,825,000	35,733,500
Pentair Ltd.	340,000	22,079,600
Rockwell Automation, Inc.	235,000	25,130,900
Stanley Black & Decker, Inc.	390,000	35,322,300
Titan International, Inc.(a)	1,510,000	22,106,400
Triumph Group, Inc.	515,000	36,163,300
Tyco International Ltd.	985,000	34,455,300

		491,336,900

Information Technology 7.7%
Broadcom Corp., Cl A	1,300,000	33,813,000
Harris Corp.	280,000	16,604,000
Intersil Corp., Cl A	7,700,000	86,471,000
Maxim Integrated Products, Inc.	1,200,000	35,760,000
NetApp, Inc.	1,150,000	49,013,000
Total System Services, Inc.	1,150,000	33,833,000

		255,494,000

Materials 11.3%
Allegheny Technologies, Inc.	2,150,000	65,618,000
Ashland, Inc.	360,000	33,292,800
Axiall Corp.	1,130,000	42,702,700
Cabot Corp.	1,940,000	82,857,400
Celanese Corp., Cl A	750,000	39,592,500
Martin Marietta Materials, Inc.	425,000	41,722,250
Mosaic Co. (The)	725,000	31,189,500
Scotts Miracle-Gro Co. (The), Cl A	265,000	14,582,950
Sherwin-Williams Co. (The)	115,000	20,950,700

		372,508,800

See Notes to Financial Statements.

24

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Mid-Cap Value Equity Fund — concluded

	Shares	Value($)

Utilities 6.9%
American Electric Power Co., Inc.	775,000	33,596,250
American Water Works Co., Inc.	1,200,000	49,536,000
CenterPoint Energy, Inc.	1,770,000	42,426,900
NRG Energy, Inc.	2,515,000	68,734,950
Public Service Enterprise Group, Inc.	1,015,000	33,423,950

		227,718,050

Total Common Stocks (Cost $2,805,293,637)		3,160,420,080

Short-Term Investment 3.2%
RidgeWorth Funds Securities Lending Joint Account(b)	105,256,275	105,256,275

Total Short-Term Investment (Cost $105,256,275)		105,256,275

Money Market Fund 4.2%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.06%(c)	139,312,225	139,312,225

Total Money Market Fund (Cost $139,312,225)		139,312,225

	Shares	Value($)

Total Investments (Cost $3,049,862,137) — 103.2%		3,404,988,580
Liabilities in Excess of Other Assets — (3.2)%		(105,327,222)

Net Assets — 100.0%		$3,299,661,358

*	Non-income producing security.

(a)	The security or a partial position of the security was on loan as of September 30, 2013. The total value of securities on loan as of September 30, 2013 was $101,671,488.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2013 (See Note 2(h)).

(c)	Rate disclosed, the 7 day net yield, is as of September 30, 2013.

Investment Abbreviations

REIT	—	Real Estate Investment Trust
SP ADR	—	Sponsored American Depositary Receipt

See Notes to Financial Statements.

25

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Select Large Cap Growth Stock Fund

	Shares	Value($)

Common Stocks 98.9%
Consumer Discretionary 18.7%
Amazon.com, Inc.*	1,736	542,743
Bed Bath & Beyond, Inc.*	10,408	805,163
Johnson Controls, Inc.	15,346	636,859
Las Vegas Sands Corp.	13,624	904,906
Lowe’s Cos., Inc.	20,741	987,479
Priceline.com, Inc.*	1,017	1,028,136
VF Corp.	2,887	574,658

		5,479,944

Consumer Staples 8.1%
Costco Wholesale Corp.	4,319	497,203
Estee Lauder Cos., Inc. (The), Cl A	9,143	639,096
Mead Johnson Nutrition Co.	6,236	463,085
Whole Foods Market, Inc.	13,148	769,158

		2,368,542

Energy 6.4%
EOG Resources, Inc.	5,697	964,388
Halliburton Co.	18,769	903,728

		1,868,116

Financials 5.5%
American Express Co.	8,081	610,277
Morgan Stanley	37,167	1,001,651

		1,611,928

Health Care 13.9%
Alexion Pharmaceuticals, Inc.*	6,262	727,394
Biogen Idec, Inc.*	4,483	1,079,327
Gilead Sciences, Inc.*	15,532	976,031
McKesson Corp.	5,743	736,827
Mylan, Inc.*	14,703	561,213

		4,080,792

Industrials 16.0%
Cummins, Inc.	6,942	922,383
Fluor Corp.	12,160	862,874
Precision Castparts Corp.	3,197	726,486
Union Pacific Corp.	4,015	623,690
United Parcel Service, Inc., Cl B	5,948	543,469
W.W. Grainger, Inc.	3,822	1,000,256

		4,679,158

	Shares	Value($)

Information Technology 27.6%
Analog Devices, Inc.	16,778	789,405
Apple, Inc.	3,248	1,548,484
ARM Holdings PLC SP ADR	9,547	459,402
ASML Holding NV NYS	6,020	594,535
eBay, Inc.*	14,402	803,487
Google, Inc., Cl A*	1,890	1,655,470
QUALCOMM, Inc.	7,863	529,652
Visa, Inc., Cl A	6,188	1,182,527
Xilinx, Inc.	11,403	534,344

		8,097,306

Materials 2.7%
Monsanto Co.	7,682	801,770

Total Common Stocks (Cost $20,280,091)		28,987,556

Money Market Fund 3.0%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.06%(a)	870,014	870,014

Total Money Market Fund (Cost $870,014)		870,014

Total Investments (Cost $21,150,105) — 101.9%		29,857,570
Liabilities in Excess of Other Assets — (1.9)%		(552,193)

Net Assets — 100.0%		$29,305,377

*	Non-income producing security.

(a)	Rate disclosed, the 7 day net yield, is as of September 30, 2013.

Investment Abbreviations

NYS	—	New York Registered Shares
SP ADR	—	Sponsored American Depositary Receipt

See Notes to Financial Statements.

26

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Small Cap Growth Stock Fund

	Shares	Value($)

Common Stocks 99.6%
Consumer Discretionary 16.6%
American Axle & Manufacturing Holdings, Inc.*	114,566	2,259,241
Asbury Automotive Group, Inc.*	27,401	1,457,733
Beazer Homes USA, Inc.*(a)	60,392	1,087,056
Big 5 Sporting Goods Corp.	37,712	606,409
Buffalo Wild Wings, Inc.*	17,702	1,968,816
Capella Education Co.*	31,673	1,791,425
Express, Inc.*	76,442	1,803,267
Five Below, Inc.*	21,381	935,419
G-III Apparel Group Ltd.*	32,332	1,765,004
HomeAway, Inc.*(a)	51,042	1,429,176
HSN, Inc.	21,669	1,161,892
ITT Educational Services, Inc.*(a)	51,454	1,595,074
Krispy Kreme Doughnuts, Inc.*	68,141	1,317,847
LIN Media LLC*	119,368	2,421,977
Movado Group, Inc.	21,273	930,694
Multimedia Games Holding Co., Inc.*	57,785	1,996,472
Nexstar Broadcasting Group, Inc.	58,153	2,588,099
Ryland Group, Inc. (The)	11,571	469,088
Shutterfly, Inc.*	39,377	2,200,387
Steven Madden Ltd.*	34,075	1,834,257
Zale Corp.*	38,568	586,234

		32,205,567

Consumer Staples 2.5%
Hain Celestial Group, Inc. (The)*	30,932	2,385,476
United Natural Foods, Inc.*	35,491	2,385,705

		4,771,181

Energy 4.1%
Helix Energy Solutions Group, Inc.*	57,900	1,468,923
Hornbeck Offshore Services, Inc.*	31,563	1,812,979
Kodiak Oil & Gas Corp.*	241,178	2,908,607
Mitcham Industries, Inc.*	53,791	822,464
RigNet, Inc.*	27,728	1,004,308

		8,017,281

Financials 14.3%
Cardtronics, Inc.*	60,970	2,261,987
Cathay General Bancorp	74,841	1,749,034
eHealth, Inc.*	31,880	1,028,449
Encore Capital Group, Inc.*(a)	47,550	2,180,643
Financial Engines, Inc.	13,058	776,168
Hanmi Financial Corp.	63,417	1,050,820
Hilltop Holdings, Inc.*	63,795	1,180,207
MB Financial, Inc.	72,705	2,053,189
MGIC Investment Corp.*	259,411	1,888,512

	Shares	Value($)

Financials—continued
Portfolio Recovery Associates, Inc.*	54,081	3,241,615
PrivateBancorp, Inc.	84,190	1,801,666
Radian Group, Inc.(a)	178,000	2,479,540
Sterling Financial Corp.	76,371	2,188,029
Stifel Financial Corp.*	53,072	2,187,628
World Acceptance Corp.*(a)	19,362	1,741,031

		27,808,518

Health Care 17.0%
ABIOMED, Inc.*(a)	60,542	1,154,536
Acadia Healthcare Co., Inc.*	48,500	1,912,355
Air Methods Corp.	32,893	1,401,242
Align Technology, Inc.*	36,741	1,767,977
AVANIR Pharmaceuticals, Inc.*(a)	266,768	1,131,096
Endologix, Inc.*	119,512	1,927,729
Exelixis, Inc.*(a)	177,699	1,034,208
HealthSouth Corp.	54,752	1,887,849
HeartWare International, Inc.*	21,592	1,580,750
HMS Holdings Corp.*	68,707	1,477,888
ICON PLC*	48,105	1,968,938
Impax Laboratories, Inc.*	36,813	755,035
LifePoint Hospitals, Inc.*	18,804	876,830
Medicines Co. (The)*	52,926	1,774,079
Medidata Solutions, Inc.*	27,138	2,684,762
Neogen Corp.*	20,175	1,225,026
NPS Pharmaceuticals, Inc.*	70,974	2,257,683
NuVasive, Inc.*	48,019	1,175,985
Questcor Pharmaceuticals, Inc.(a)	27,874	1,616,692
Santarus, Inc.*	72,301	1,631,834
Team Health Holdings, Inc.*	50,067	1,899,542

		33,142,036

Industrials 16.9%
AAR Corp.	46,852	1,280,465
Astronics Corp.*	12,446	618,691
Chart Industries, Inc.*	13,903	1,710,625
Corporate Executive Board Co. (The)	24,084	1,748,980
EMCOR Group, Inc.	17,035	666,579
H&E Equipment Services, Inc.*	98,638	2,619,825
HEICO Corp.	28,414	1,924,764
Hub Group, Inc., Cl A*	19,755	774,989
InnerWorkings, Inc.*(a)	209,285	2,055,179
Kforce, Inc.	63,336	1,120,414
MasTec, Inc.*	47,407	1,436,432
Mueller Water Products, Inc., Cl A	313,979	2,508,692
Polypore International, Inc.*(a)	32,137	1,316,653
Powell Industries, Inc.*	17,540	1,075,027
Power Solutions International, Inc.*	10,436	616,976
Proto Labs, Inc.*(a)	17,984	1,373,798

See Notes to Financial Statements.

27

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Small Cap Growth Stock Fund — concluded

	Shares	Value($)

Industrials—continued
Ryder System, Inc.	10,682	637,715
Simpson Manufacturing Co., Inc.	36,835	1,199,716
Spirit Airlines, Inc.*	30,111	1,031,904
Steelcase, Inc., CL A	76,825	1,276,831
Taser International, Inc.*	50,693	755,833
Terex Corp.*	20,115	675,864
Trimas Corp.*	45,046	1,680,216
TrueBlue, Inc.*	54,568	1,310,178
US Airways Group, Inc.*(a)	49,657	941,497
Westport Innovations, Inc.*(a)	25,560	618,296

		32,976,139

Information Technology 22.6%
Aspen Technology, Inc.*	67,720	2,339,726
Bottomline Technologies, Inc.*	73,358	2,045,221
CommVault Systems, Inc.*	33,836	2,971,816
Cornerstone OnDemand, Inc.*	40,407	2,078,536
CoStar Group, Inc.*	5,801	973,988
Covisint Corp.*	21,291	272,312
Ellie Mae, Inc.*	69,020	2,209,330
Euronet Worldwide, Inc.*	32,948	1,311,330
Guidewire Software, Inc.*	20,579	969,477
Heartland Payment Systems, Inc.(a)	55,033	2,185,911
Imperva, Inc.*	13,651	573,615
Infoblox, Inc.*	66,942	2,799,515
Integrated Device Technology, Inc.*	198,873	1,873,384
Jive Software, Inc.*	50,304	628,800
Marketo, Inc.*	20,788	662,721
MAXIMUS, Inc.	22,036	992,501
Move, Inc.*	40,108	679,831
OpenTable, Inc.*(a)	16,425	1,149,422
Proofpoint, Inc.*	20,695	664,723
PROS Holdings, Inc.*	55,286	1,890,228
QLIK Technologies, Inc.*	81,865	2,803,058
Qualys, Inc.*	33,977	726,768
Stratasys Ltd.*(a)	20,876	2,113,904
Synaptics, Inc.*	43,644	1,932,556
Trulia, Inc.*(a)	46,552	2,189,341
Ultimate Software Group, Inc.*	18,095	2,667,203
Universal Display Corp.*(a)	28,846	923,937
Yelp, Inc.*	10,702	708,258
Zillow, Inc.*	6,668	562,579

		43,899,991

	Shares	Value($)

Materials 3.8%
Flotek Industries, Inc.*	91,061	2,094,403
HB Fuller Co.	67,470	3,048,969
Headwaters, Inc.*	134,880	1,212,571
LSB Industries, Inc.*	29,929	1,003,520

		7,359,463

Telecommunication Services 1.8%
8x8, Inc.*	173,923	1,751,405
Cogent Communications Group, Inc.	54,390	1,754,077

		3,505,482

Total Common Stocks (Cost $140,305,152)		193,685,658

Short-Term Investment 12.6%
RidgeWorth Funds Securities Lending Joint Account(b)	24,603,468	24,603,468

Total Short-Term Investment (Cost $24,603,468)		24,603,468

Money Market Fund 2.1%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.06%(c)	4,102,168	4,102,168

Total Money Market Fund (Cost $4,102,168)		4,102,168

Total Investments (Cost $169,010,788) — 114.3%		222,391,294
Liabilities in Excess of Other Assets — (14.3)%		(27,833,074)

Net Assets — 100.0%		$194,558,220

*	Non-income producing security.

(a)	The security or a partial position of the security was on loan as of September 30, 2013. The total value of securities on loan as of September 30, 2013 was $23,933,195.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2013 (See Note 2(h)).

(c)	Rate disclosed, the 7 day net yield, is as of September 30, 2013.

See Notes to Financial Statements.

28

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Small Cap Value Equity Fund

	Shares	Value($)
Common Stocks 99.4%
Consumer Discretionary 21.2%
Arcos Dorados Holdings, Inc., Cl A	2,618,600	31,030,410
Brunswick Corp.	637,400	25,438,634
Chico’s FAS, Inc.	1,054,300	17,564,638
Destination Maternity Corp.	164,729	5,238,382
Einstein Noah Restaurant Group, Inc.	154,900	2,682,868
Guess?, Inc.	1,776,554	53,030,137
HSN, Inc.	1,024,100	54,912,242
Lithia Motors, Inc., Cl A	365,300	26,652,288
Meredith Corp.	662,500	31,548,250
NutriSystem, Inc.	697,950	10,036,521
Oxford Industries, Inc.	15,141	1,029,285
Scholastic Corp.	513,000	14,697,450
Sonic Automotive, Inc., Cl A	825,900	19,656,420
Sotheby’s	943,700	46,363,981
Thor Industries, Inc.	530,300	30,778,612

		370,660,118

Consumer Staples 3.8%
Casey’s General Stores, Inc.	183,300	13,472,550
Harris Teeter Supermarkets, Inc.	566,100	27,846,459
WD-40 Co.	399,050	25,898,345

		67,217,354

Energy 7.4%
Berry Petroleum Co., Cl A	298,600	12,878,618
Bristow Group, Inc.	601,900	43,794,244
CARBO Ceramics, Inc.	500,600	49,614,466
Patterson-UTI Energy, Inc.	1,061,100	22,686,318

		128,973,646

Financials 21.0%
American Realty Capital Properties, Inc., REIT	1,355,100	16,532,220
Banco Latinoamericano de Expectaciones SA, Cl E	259,050	6,455,526
Bank of Hawaii Corp.	105,400	5,739,030
Campus Crest Communities, Inc. REIT	792,000	8,553,600
Cash America International, Inc.	975,050	44,150,264
Evercore Partners, Inc., Cl A	578,250	28,467,248
Hancock Holding Co.	279,774	8,779,308
Hanover Insurance Group, Inc. (The)	691,650	38,262,078
HCC Insurance Holdings, Inc.	1,116,400	48,920,648
Horace Mann Educators Corp.	559,900	15,889,962
JMP Group, Inc.	582,300	3,604,437
Mid-America Apartment Communities, Inc., REIT	155,200	9,700,000
Monmouth Real Estate Investment Corp., Cl A REIT	111,000	1,006,770

	Shares	Value($)
Financials—continued
National Retail Properties, Inc. REIT	181,250	5,767,375
Oppenheimer Holdings, Inc., Cl A	196,100	3,484,697
Protective Life Corp.	534,700	22,751,485
StanCorp Financial Group, Inc.	1,015,800	55,889,316
Starwood Property Trust, Inc., REIT	491,100	11,771,667
Tower Group International Ltd.	320,242	2,241,694
Trust Co Bank Corp. NY	411,000	2,449,560
UMB Financial Corp.	482,350	26,210,899

		366,627,784

Health Care 4.2%
Ensign Group, Inc.	323,700	13,307,307
Landauer, Inc.	200,400	10,270,500
STERIS Corp.	626,357	26,908,297
Teleflex, Inc.	287,100	23,622,588

		74,108,692

Industrials 27.9%
A.O. Smith Corp.	1,673,950	75,662,540
ABM Industries, Inc.	613,000	16,318,060
Barnes Group, Inc.	159,500	5,569,740
China Yuchai International Ltd.	132,600	3,151,902
CLARCOR, Inc.	492,200	27,331,866
Corrections Corp. of America	521,348	18,012,573
EMCOR Group, Inc.	414,400	16,215,472
Granite Construction, Inc.	108,200	3,310,920
Great Lakes Dredge & Dock Corp.	1,042,800	7,737,576
Grupo Aeroportuario del Pacifico SA de CV SP ADR	261,476	13,374,497
Grupo Aeroportuario del Sureste SAB de CV ADR	59,300	6,455,398
Harsco Corp.	485,200	12,081,480
Herman Miller, Inc.	943,400	27,528,412
Interface, Inc.	2,243,871	44,518,401
ITT Corp.	466,400	16,767,080
Kennametal, Inc.	175,400	7,998,240
Knoll, Inc.	848,600	14,375,284
Lennox International, Inc.	581,700	43,778,742
Macquarie Infrastructure Co. LLC	307,200	16,447,488
Mine Safety Appliances Co.	389,200	20,086,612
Progressive Waste Solutions Ltd.	2,047,924	52,693,085
Ritchie Bros Auctioneers, Inc.	465,800	9,399,844
Sun Hydraulics Corp.	91,400	3,313,250
Tennant Co.	153,800	9,535,600
Titan International, Inc.	296,400	4,339,296
Viad Corp.	523,000	13,048,850

		489,052,208

Information Technology 8.1%
Black Box Corp.	268,550	8,228,372
DST Systems, Inc.	147,800	11,145,598

See Notes to Financial Statements.

29

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Small Cap Value Equity Fund — concluded

	Shares	Value($)
Information Technology—continued
Fair Isaac Corp.	489,300	27,048,504
FEI Co.	372,000	32,661,600
FLIR Systems, Inc.	1,058,900	33,249,460
Plantronics, Inc.	621,350	28,613,167

		140,946,701

Materials 5.2%
A. Schulman, Inc.	473,300	13,943,418
Cabot Corp.	880,800	37,618,968
Carpenter Technology Corp.	379,200	22,035,312
Globe Specialty Metals, Inc.	648,700	9,996,467
Haynes International, Inc.	165,900	7,520,247

		91,114,412

Utilities 0.6%
Avista Corp.	60,550	1,598,520
California Water Service Group	442,400	8,989,568

		10,588,088

Total Common Stocks (Cost $1,274,861,729)		1,739,289,003

	Shares	Value($)
Money Market Fund 0.7%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.06%(a)	13,031,649	13,031,649

Total Money Market Fund (Cost $13,031,649)		13,031,649

Total Investments (Cost $1,287,893,378) — 100.1%		1,752,320,652
Liabilities in Excess of Other Assets — (0.1)%		(2,250,198)

Net Assets — 100.0%		$1,750,070,454

(a)	Rate disclosed, the 7 day net yield, is as of September 30, 2013.

Investment Abbreviations

ADR	—	American Depositary Receipt
REIT	—	Real Estate Investment Trust
SP ADR	—	Sponsored American Depositary Receipt

See Notes to Financial Statements.

30

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Aggressive Growth Allocation Strategy

	Shares	Value($)

Equity Funds 72.3%(a)
RidgeWorth International Equity Fund	107,961	1,379,738
RidgeWorth International Equity Index Fund	3,443	31,026
RidgeWorth Large Cap Growth Stock Fund	565,744	5,289,704
RidgeWorth Large Cap Value Equity Fund	263,845	4,593,539
RidgeWorth Mid-Cap Value Equity Fund	132,531	1,887,242
RidgeWorth Select Large Cap Growth Stock Fund*	25,803	774,872
RidgeWorth Small Cap Growth Stock Fund*	45,405	850,445
RidgeWorth Small Cap Value Equity Fund	46,012	783,581

Total Equity Funds (Cost $11,933,772)		15,590,147

Fixed Income Funds 11.9%(a)
RidgeWorth Corporate Bond Fund	629	5,545
RidgeWorth High Income Fund	19,916	142,202
RidgeWorth Intermediate Bond Fund	144	1,459
RidgeWorth Seix Floating Rate High Income Fund	18,190	163,531
RidgeWorth Seix High Yield Fund	14,619	145,749
RidgeWorth Total Return Bond Fund	191,822	2,006,454
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	11,248	113,603

Total Fixed Income Funds (Cost $2,657,489)		2,578,543

Exchange Traded Funds 14.8%
Consumer Discretionary Select Sector SPDR Fund	1,181	71,604
Consumer Staples Select Sector SPDR Fund	1,015	40,397
Energy Select Sector SPDR Fund	891	73,846
Financial Select Sector SPDR Fund	5,276	105,098
Health Care Select Sector SPDR Fund	1,761	89,054
Industrial Select Sector SPDR Fund	1,500	69,555

	Shares	Value($)

Exchange Traded Funds—continued
iShares Barclays 20+ Year Treasury Bond Fund	520	55,328
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	29	3,265
iShares Core S&P 500 Fund	11,009	1,859,420

iShares Core Total U.S. Bond Market Fund	619	66,357
iShares Dow Jones U.S. Real Estate Index Fund	1,103	70,327
iShares MSCI EAFE Fund	2,275	145,122
iShares MSCI Emerging Markets Index Fund	6,207	253,059
iShares Russell 2000 Index Fund	311	33,159
Market Vectors Gold Miners Fund	3,554	89,063
Materials Select Sector SPDR Fund	571	23,982
Technology Select Sector SPDR Fund	4,132	132,348
Utilities Select Sector SPDR Fund	116	4,333

Total Exchange Traded Funds (Cost $2,621,323)		3,185,317

Money Market Fund 0.9%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(b)	201,841	201,841

Total Money Market Fund (Cost $201,841)		201,841

Total Investments (Cost $17,414,425) — 99.9%		21,555,848
Other Assets in Excess of Liabilities — 0.1%		14,763

Net Assets — 100.0%		$21,570,611

*	Non-income producing security.

(a)	Affiliated investments. Investments are in each Fund’s I Shares.

(b)	Rate disclosed, the 7 day net yield, is as of September 30, 2013.

Investment Abbreviations

MSCI	—	Morgan Stanley Capital International
SPDR	—	Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

31

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Conservative Allocation Strategy

	Shares	Value($)

Equity Funds 29.8%(a)
RidgeWorth International Equity Fund	118,823	1,518,555
RidgeWorth International Equity Index Fund	5,649	50,894
RidgeWorth Large Cap Growth Stock Fund	619,931	5,796,353
RidgeWorth Large Cap Value Equity Fund	297,628	5,181,698
RidgeWorth Mid-Cap Value Equity Fund	149,401	2,127,464
RidgeWorth Select Large Cap Growth Stock Fund*	34,364	1,031,956
RidgeWorth Small Cap Growth Stock Fund*	51,013	955,470
RidgeWorth Small Cap Value Equity Fund	51,996	885,498

Total Equity Funds (Cost $14,642,431)		17,547,888

Fixed Income Funds 60.2%(a)
RidgeWorth Corporate Bond Fund	9,528	83,941
RidgeWorth High Income Fund	285,288	2,036,960
RidgeWorth Intermediate Bond Fund	1,277	12,897
RidgeWorth Seix Floating Rate High Income Fund	219,686	1,974,979
RidgeWorth Seix High Yield Fund	211,931	2,112,950
RidgeWorth Total Return Bond Fund	2,612,026	27,321,790
RidgeWorth US Government Securities Ultra-Short Bond Fund	182,644	1,844,703

Total Fixed Income Funds (Cost $35,763,318)		35,388,220

Exchange Traded Funds 9.0%
Consumer Discretionary Select Sector SPDR Fund	1,223	74,150
Consumer Staples Select Sector SPDR Fund	1,057	42,069
Energy Select Sector SPDR Fund	956	79,233
Financial Select Sector SPDR Fund	5,637	112,289
Health Care Select Sector SPDR Fund	1,901	96,134
Industrial Select Sector SPDR Fund	1,574	72,986

	Shares	Value($)

Exchange Traded Funds—continued
iShares Barclays 20+ Year Treasury Bond Fund	7,195	765,548
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	309	34,787
iShares Core S&P 500 Fund	12,634	2,133,883
iShares Core Total U.S. Bond Market Fund	9,366	1,004,035
iShares Dow Jones U.S. Real Estate Index Fund	1,573	100,294
iShares MSCI EAFE Fund	2,743	174,976
iShares MSCI Emerging Markets Index Fund	6,737	274,668
iShares Russell 2000 Index Fund	528	56,295
Market Vectors Gold Miners Fund	3,819	95,704
Materials Select Sector SPDR Fund	584	24,528
Technology Select Sector SPDR Fund	4,483	143,591
Utilities Select Sector SPDR Fund	171	6,387

Total Exchange Traded Funds (Cost $4,748,216)		5,291,557

Money Market Fund 1.0%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(b)	600,801	600,801

Total Money Market Fund (Cost $600,801)		600,801

Total Investments (Cost $55,754,766) — 100.0%		58,828,466
Liabilities in Excess of Other Assets — (0.0)%(c)		(1,163)

Net Assets — 100.0%		$58,827,303

*	Non-income producing security.

(a)	Affiliated investments. Investments are in each Fund’s I Shares.

(b)	Rate disclosed, the 7 day net yield, is as of September 30, 2013.

(c)	Less than 0.05% of Net Assets.

Investment Abbreviations

MSCI	—	Morgan Stanley Capital International
SPDR	—	Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

32

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Growth Allocation Strategy

	Shares	Value($)

Equity Funds 63.0%(a)
RidgeWorth International Equity Fund	273,753	3,498,557
RidgeWorth International Equity Index Fund	5,744	51,754
RidgeWorth Large Cap Growth Stock Fund	1,433,911	13,407,064
RidgeWorth Large Cap Value Equity Fund	695,477	12,108,257
RidgeWorth Mid-Cap Value Equity Fund	348,649	4,964,757
RidgeWorth Select Large Cap Growth Stock Fund*	83,808	2,516,760
RidgeWorth Small Cap Growth Stock Fund*	118,789	2,224,911
RidgeWorth Small Cap Value Equity Fund	121,122	2,062,714

Total Equity Funds (Cost $31,240,591)		40,834,774

Fixed Income Funds 22.2%(a)
RidgeWorth Corporate Bond Fund	3,996	35,203
RidgeWorth High Income Fund	105,772	755,214
RidgeWorth Intermediate Bond Fund	156	1,574
RidgeWorth Seix Floating Rate High Income Fund	94,681	851,186
RidgeWorth Seix High Yield Fund	86,308	860,488
RidgeWorth Total Return Bond Fund	1,066,910	11,159,883
RidgeWorth US Government Securities Ultra Short Bond Fund	67,885	685,636

Total Fixed Income Funds (Cost $14,057,411)		14,349,184

Exchange Traded Funds 13.9%
Consumer Discretionary Select Sector SPDR Fund	3,513	212,993
Consumer Staples Select Sector SPDR Fund	3,208	127,679
Energy Select Sector SPDR Fund	2,766	229,246
Financial Select Sector SPDR Fund	16,417	327,027
Health Care Select Sector SPDR Fund	5,560	281,169
Industrial Select Sector SPDR Fund	4,662	216,177

	Shares	Value($)

Exchange Traded Funds—continued
iShares Barclays 20+ Year Treasury Bond Fund	2,838	301,963
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	352	39,628
iShares Core S&P 500 Fund	28,058	4,738,996
iShares Core Total U.S. Bond Market Fund	2,376	254,707
iShares Dow Jones U.S. Real Estate Fund	3,341	213,022
iShares MSCI EAFE Fund	8,107	517,146
iShares MSCI Emerging Markets Index Fund	15,929	649,425
iShares Russell 2000 Index Fund	1,309	139,566
Market Vectors Gold Miners Fund	9,371	234,837
Materials Select Sector SPDR Fund	1,615	67,830
Technology Select Sector SPDR Fund	12,931	414,180
Utilities Select Sector SPDR Fund	469	17,517

Total Exchange Traded Funds (Cost $7,617,889)		8,983,108

Money Market Fund 0.9%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(b)	613,152	613,152

Total Money Market Fund (Cost $613,152)		613,152

Total Investments (Cost $53,529,043) — 100.0%		64,780,218
Other Assets in Excess of Liabilities — 0.0%(c)		6,925

Net Assets — 100.0%		$64,787,143

*	Non-income producing security.

(a)	Affiliated investments. Investments are in each Fund’s I Shares.

(b)	Rate disclosed, the 7 day net yield, is as of September 30, 2013.

(c)	Less than 0.05% of Net Assets.

Investment Abbreviations

MSCI	—	Morgan Stanley Capital International
SPDR	—	Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

33

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Moderate Allocation Strategy

	Shares	Value($)

Equity Funds 46.5%(a)
RidgeWorth International Equity Fund	513,740	6,565,600
RidgeWorth International Equity Index Fund	8,896	80,154
RidgeWorth Large Cap Growth Stock Fund	2,646,476	24,744,547
RidgeWorth Large Cap Value Equity Fund	1,283,358	22,343,258
RidgeWorth Mid-Cap Value Equity Fund	642,699	9,152,029
RidgeWorth Select Large Cap Growth Stock Fund*	156,259	4,692,447
RidgeWorth Small Cap Growth Stock Fund*	217,623	4,076,077
RidgeWorth Small Cap Value Equity Fund	221,959	3,779,954

Total Equity Funds (Cost $59,445,644)		75,434,066

Fixed Income Funds 41.8%(a)
RidgeWorth Corporate Bond Fund	3,419	30,121
RidgeWorth High Income Fund	500,819	3,575,850
RidgeWorth Intermediate Bond Fund	1,292	13,053
RidgeWorth Seix Floating Rate High Income Fund	415,215	3,732,785
RidgeWorth Seix High Yield Fund	399,993	3,987,933
RidgeWorth Total Return Bond Fund	5,043,589	52,755,944
RidgeWorth US Government Securities Ultra-Short Bond Fund	360,365	3,639,687

Total Fixed Income Funds (Cost $66,777,769)		67,735,373

Exchange Traded Funds 10.9%
Consumer Discretionary Select Sector SPDR Fund	4,971	301,392
Consumer Staples Select Sector SPDR Fund	4,473	178,025
Energy Select Sector SPDR Fund	4,016	332,846
Financial Select Sector SPDR Fund	23,499	468,100
Health Care Select Sector SPDR Fund	7,917	400,363
Industrial Select Sector SPDR Fund	6,690	310,215

	Shares	Value($)

Exchange Traded Funds—continued
iShares Barclays 20+ Year Treasury Bond Fund	13,417	1,427,569
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	1,274	143,427
iShares Core S&P 500 Fund	54,192	9,153,029
iShares Core Total US Bond Market Index Fund	9,850	1,055,920
iShares Dow Jones U.S. Real Estate Index Fund	6,829	435,417
iShares MSCI EAFE Index Fund	13,062	833,225
iShares MSCI Emerging Markets Index Fund	29,079	1,185,551
iShares Russell 2000 Index Fund	3,161	337,026
Market Vectors Gold Miners Fund	16,386	410,633
Materials Select Sector SPDR Fund	2,567	107,814
Technology Select Sector SPDR Fund	18,703	599,057
Utilities Select Sector SPDR Fund	534	19,945

Total Exchange Traded Funds (Cost $14,827,625)		17,699,554

Money Market Fund 1.0%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(b)	1,610,813	1,610,813

Total Money Market Fund (Cost $1,610,813)		1,610,813

Total Investments (Cost $142,661,851) — 100.2%		162,479,806
Liabilities in Excess of Other Assets — (0.2)%		(287,172)

Net Assets — 100.0%		$162,192,634

*	Non-income producing security.

(a)	Affiliated investments. Investments are in each Fund’s I Shares.

(b)	Rate disclosed, the 7 day net yield, is as of September 30, 2013.

Investment Abbreviations

MSCI	—	Morgan Stanley Capital International
SPDR	—	Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

34

STATEMENTS OF ASSETS AND LIABILITIES

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

	Aggressive Growth Stock Fund	International Equity Fund	International Equity Index Fund	Large Cap Growth Stock Fund	Large Cap Value Equity Fund
Assets:
Total Investments, at Cost	$17,876,348	$22,308,002	$32,701,579	$182,039,167	$1,525,638,479

Total Investments, at Value*	$32,700,999	$30,177,041	$57,117,925	$276,225,507	$1,948,621,782
Dividends Receivable	1,759	102,849	158,070	183,041	2,767,162
Securities Lending Income Receivable	—	44	1,455	52	1,092
Foreign Currency, at Value (Cost $—, $292,356, $20,439, $— and $—, respectively)	—	292,280	20,465	—	—
Receivable for Capital Shares Issued	744,269	3,936	171,751	38,538	3,065,077
Receivable for Investment Securities Sold	30,163	87	43,450	—	6,640,101
Reclaims Receivable	—	193,155	176,356	—	—
Receivable from Investment Adviser	1,545	10,911	45,590	36,426	255,230
Prepaid Expenses and Other Assets	18,753	20,730	18,188	28,701	74,134

Total Assets	33,497,488	30,801,033	57,753,250	276,512,265	1,961,424,578

Liabilities:
Payable for Investment Securities Purchased	50,747	210,840	26,725	—	12,864,492
Payable for Capital Shares Redeemed	57,062	7,151	605,102	221,121	2,003,940
Payable Upon Return of Securities Loaned	—	242,400	295,020	180,150	15,155,000
Investment Advisory Fees Payable	20,814	21,882	20,964	157,230	1,040,552
Compliance and Fund Services Fees Payable	554	1,984	2,086	3,640	30,837
Distribution and Service Fees Payable	1,428	1,128	702	42,205	99,334
Other Accrued Expenses	30,705	93,735	145,114	29,167	993,889

Total Liabilities	161,310	579,120	1,095,713	633,513	32,188,044

Total Net Assets	$33,336,178	$30,221,913	$56,657,537	$275,878,752	$1,929,236,534

Net Assets Consist of:
Capital	$19,673,832	$261,827,989	$13,347,868	$163,321,879	$1,306,987,502
Accumulated Net Investment Income (Loss)	(227,640)	2,827,111	(145,032)	(3,381)	18,643,502
Accumulated Net Realized Gain (Loss) from Investments and Foreign Currencies Transactions	(934,665)	(242,318,113)	19,035,306	18,373,914	180,622,227
Net Unrealized Appreciation on Investments and Foreign Currencies	14,824,651	7,884,926	24,419,395	94,186,340	422,983,303

Net Assets	$33,336,178	$30,221,913	$56,657,537	$275,878,752	$1,929,236,534

Net Assets:
I Shares	$26,590,983	$25,585,221	$53,759,656	$181,063,665	$1,565,084,660
A Shares	6,745,195	4,636,692	2,897,881	61,704,857	346,511,177
C Shares	—	—	—	33,110,230	17,640,697
Shares Outstanding (unlimited number of shares authorized, no par value)
I Shares	1,260,993	2,001,506	5,969,248	19,362,658	89,878,863
A Shares	329,606	365,828	326,036	7,551,496	20,033,233
C Shares	—	—	—	5,176,738	1,039,076
Net Asset Value and Redemption Price Per Share:
I Shares	$21.09	$12.78	$9.01	$9.35	$17.41
A Shares	20.46	12.67	8.89	8.17	17.30
C Shares(a)	—	—	—	6.40	16.98
Offering Price per Share (100%/(100%-maximum sales charge x net asset value) of net asset value adjusted to the nearest cent):
A Shares	$21.71	$13.44	$9.43	$8.67	$18.36
Maximum Sales Charge — A Shares	5.75%	5.75%	5.75%	5.75%	5.75%

*	Investments include securities on loan of $—, $234,048, $278,805, $173,088 and $14,802,327, respectively.

(a)	Redemption price per share varies based on length of time shares are held.

See Notes to Financial Statements.

35

STATEMENTS OF ASSETS AND LIABILITIES

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

	Mid-Cap Value Equity Fund	Select Large Cap Growth Stock Fund	Small Cap Growth Stock Fund	Small Cap Value Equity Fund
Assets:
Total Investments, at Cost	$3,049,862,137	$21,150,105	$169,010,788	$1,287,893,378

Total Investments, at Value*	$3,404,988,580	$29,857,570	$222,391,294	$1,752,320,652
Dividends Receivable	3,244,913	14,749	18,519	2,254,962
Securities Lending Income Receivable	58,128	—	15,943	—
Receivable for Capital Shares Issued	5,975,394	493	219,488	1,193,431
Receivable for Investment Securities Sold	17,766,421	—	2,535,872	2,415,272
Reclaims Receivable	—	—	—	126,090
Receivable from Investment Adviser	19,408	604	9,250	—
Prepaid Expenses and Other Assets	114,488	17,862	24,805	67,733

Total Assets	3,432,167,332	29,891,278	225,215,171	1,758,378,140

Liabilities:
Payable for Investment Securities Purchased	17,774,500	482,712	4,749,393	2,883,189
Payable for Capital Shares Redeemed	5,474,274	55,612	977,299	3,006,970
Payable Upon Return of Securities Loaned	105,256,275	—	24,603,468	—
Investment Advisory Fees Payable	1,858,711	17,202	134,380	1,141,233
Compliance and Fund Services Fees Payable	46,293	584	3,071	27,134
Distribution and Service Fees Payable	195,297	11,732	8,746	77,306
Other Accrued Expenses	1,900,624	18,059	180,594	1,171,854

Total Liabilities	132,505,974	585,901	30,656,951	8,307,686

Total Net Assets	$3,299,661,358	$29,305,377	$194,558,220	$1,750,070,454

Net Assets Consist of:
Capital	$2,568,723,246	$16,557,629	$116,188,972	$1,226,309,586
Accumulated Net Investment Income (Loss)	21,443,325	(111,123)	(852,200)	8,821,128
Accumulated Net Realized Gain from Investments and Foreign Currencies Transactions	354,368,344	4,151,406	25,840,942	50,511,963
Net Unrealized Appreciation on Investments and Foreign Currencies	355,126,443	8,707,465	53,380,506	464,427,777

Net Assets	$3,299,661,358	$29,305,377	$194,558,220	$1,750,070,454

Net Assets:
I Shares	$2,669,426,015	$14,441,565	$175,944,343	$1,520,226,943
A Shares	558,440,327	980,455	11,190,023	192,784,723
C Shares	71,795,016	13,883,357	7,423,854	37,058,788
Shares Outstanding (unlimited number of shares authorized, no par value)
I Shares	187,498,628	480,861	9,396,033	89,283,605
A Shares	39,600,168	33,555	647,440	11,536,214
C Shares	5,174,733	552,187	529,500	2,331,625
Net Asset Value and Redemption Price Per Share:
I Shares	$14.24	$30.03	$18.73	$17.03
A Shares	14.10	29.22	17.28	16.71
C Shares(a)	13.87	25.14	14.02	15.89
Offering Price per Share (100%/(100%-maximum sales charge x net asset value) of net asset value adjusted to the nearest cent):
A Shares	$14.96	$31.00	$18.33	$17.73
Maximum Sales Charge — A Shares	5.75%	5.75%	5.75%	5.75%

*	Investments include securities on loan of $101,671,488, $—, $23,933,195 and $—, respectively.

(a)	Redemption price per share varies based on length of time shares are held.

See Notes to Financial Statements.

36

STATEMENTS OF ASSETS AND LIABILITIES

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

	Aggressive Growth Allocation Strategy	Conservative Allocation Strategy	Growth Allocation Strategy	Moderate Allocation Strategy
Assets:
Total Investments, at Cost	$17,414,425	$55,754,766	$53,529,043	$142,661,851

Investments, at Value	$3,387,158	$5,892,358	$9,596,260	$19,310,367
Investments in Affiliates, at Value	18,168,690	52,936,108	55,183,958	143,169,439

Total Investments	21,555,848	58,828,466	64,780,218	162,479,806

Cash	8,953	—	22,950	—
Dividends Receivable	5,950	77,787	31,516	147,661
Receivable for Capital Shares Issued	4,763	166,927	40,860	138,404
Receivable from Investment Adviser	7,116	4,348	7,431	6,169
Prepaid Expenses and Other Assets	27,472	28,941	29,982	24,007

Total Assets	21,610,102	59,106,469	64,912,957	162,796,047

Liabilities:
Payable for Investment Securities Purchased	5,950	77,787	31,516	147,661
Payable for Capital Shares Redeemed	474	151,141	11,459	278,903
Investment Advisory Fees Payable	1,808	4,817	5,266	13,222
Compliance and Fund Services Fees Payable	385	1,022	1,110	2,866
Distribution and Service Fees Payable	1,624	16,858	4,531	16,363
Other Accrued Expenses	29,250	27,541	71,932	144,398

Total Liabilities	39,491	279,166	125,814	603,413

Total Net Assets	$21,570,611	$58,827,303	$64,787,143	$162,192,634

Net Assets Consist of:
Capital	$15,571,177	$53,571,604	$48,476,487	$132,184,259
Accumulated Net Investment Income	16,558	453,755	190,379	1,000,755
Accumulated Net Realized Gain (Loss) from Investments Transactions	1,841,453	1,728,244	4,869,102	9,189,665
Net Unrealized Appreciation on Investments	4,141,423	3,073,700	11,251,175	19,817,955

Net Assets	$21,570,611	$58,827,303	$64,787,143	$162,192,634

Net Assets:
I Shares	$16,428,762	$27,063,219	$52,663,024	$128,730,568
A Shares	4,488,929	15,945,085	9,246,914	19,322,630
C Shares	652,920	15,818,999	2,877,205	14,139,436
Shares Outstanding (unlimited number of shares authorized, no par value)
I Shares	1,703,856	2,119,422	4,384,740	11,133,458
A Shares	469,789	1,251,743	773,543	1,676,131
C Shares	69,973	1,257,483	244,825	1,238,661
Net Asset Value and Redemption Price Per Share:
I Shares	$9.64	$12.77	$12.01	$11.56
A Shares	9.56	12.74	11.95	11.53
C Shares(a)	9.33	12.58	11.75	11.42
Offering Price per Share (100%/(100%-maximum sales charge x net asset value) of net asset value adjusted to the nearest cent):
A Shares	$10.14	$13.38	$12.68	$12.23
Maximum Sales Charge — A Shares	5.75%	4.75%	5.75%	5.75%

(a)	Redemption price per share varies based on length of time shares are held.

See Notes to Financial Statements.

37

STATEMENTS OF OPERATIONS

RIDGEWORTH FUNDS    For the Period Ended September 30, 2013

(Unaudited)

	Aggressive Growth Stock Fund	International Equity Fund	International Equity Index Fund	Large Cap Growth Stock Fund	Large Cap Value Equity Fund
Investment Income:
Interest Income	$—	$43	$—	$—	$—
Dividend Income	17,603	3,775,295	3,590,291	1,443,621	21,751,702
Net Income from Securities Lending	—	129,366	102,869	1,122	16,536
Less: Foreign Taxes Withheld	—	(518,261)	(419,833)	(2,953)	—

Total Investment Income	17,603	3,386,443	3,273,327	1,441,790	21,768,238

Expenses:
Investment Advisory Fees	96,494	462,062	241,835	926,246	6,119,867
Administration Fees	1,033	4,672	4,890	12,041	84,596
Fund Accounting Fees	1,398	27,151	24,814	11,560	80,269
Transfer Agency Fees	10,465	8,213	6,965	100,960	80,879
Compliance & Fund Services Fees	359	4,859	4,178	7,431	60,282
Distribution and Service Fees — A Shares	6,565	6,819	4,047	88,877	485,709
Distribution and Service Fees — C Shares	—	—	—	159,370	84,909
Shareholder Servicing Fees — I Shares	28,245	12,170	88,460	119,846	2,467,211
Shareholder Servicing Fees — A Shares	204	117	660	5,895	535,649
Custodian Fees	5,876	63,393	181,994	14,796	20,080
Printing Fees	1,064	2,321	2,867	9,244	60,693
Registration Fees	16,525	14,710	16,596	20,803	25,142
Trustee Fees	371	3,014	2,769	4,594	35,417
Other Fees	3,932	21,495	43,055	21,204	64,272

Total Expenses	172,531	630,996	623,130	1,502,867	10,204,975

Less: Investment Advisory Fees Waived/Expenses Reimbursed	(22,431)	(22,398)	(218,338)	(50,102)	(1,155,056)

Less: Custodian Credits	—	—	—	(20)	—

Net Expenses	150,100	608,598	404,792	1,452,745	9,049,919

Net Investment Income (Loss)	(132,497)	2,777,845	2,868,535	(10,955)	12,718,319

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:
Net Realized Gain from:
Investment and Foreign Currency Transactions	2,614,914	52,724,931	88,073,441	6,912,550	111,497,158
Net Change in Unrealized Appreciation (Depreciation) on:
Investments and Foreign Currencies	4,335,135	(34,078,341)	(69,960,292)	24,464,618	59,957,306

Net Realized and Unrealized Gain on Investments and Foreign Currencies	6,950,049	18,646,590	18,113,149	31,377,168	171,454,464

Change in Net Assets from Operations	$6,817,552	$21,424,435	$20,981,684	$31,366,213	$184,172,783

See Notes to Financial Statements.

38

STATEMENTS OF OPERATIONS

RIDGEWORTH FUNDS    For the Period Ended September 30, 2013

(Unaudited)

	Mid-Cap Value Equity Fund	Select Large Cap Growth Stock Fund	Small Cap Growth Stock Fund	Small Cap Value Equity Fund
Investment Income:
Dividend Income	$32,800,022	$166,798	$214,478	$19,381,211
Net Income from Securities Lending	371,267	370	109,636	—
Less: Foreign Taxes Withheld	—	(978)	—	(106,251)

Total Investment Income	33,171,289	166,190	324,114	19,274,960

Expenses:
Investment Advisory Fees	10,500,535	112,177	760,355	6,720,659
Administration Fees	137,761	1,458	8,140	76,143
Fund Accounting Fees	116,538	1,638	8,585	71,263
Transfer Agency Fees	391,748	15,315	22,519	122,612
Compliance & Fund Services Fees	94,983	1,134	5,302	54,497
Distribution and Service Fees — A Shares	793,270	1,335	15,660	279,944
Distribution and Service Fees — C Shares	312,750	68,743	34,584	179,157
Shareholder Servicing Fees — I Shares	3,851,358	6,076	288,609	2,407,823
Shareholder Servicing Fees — A Shares	872,957	22	2,436	301,917
Custodian Fees	29,471	5,966	10,260	21,276
Printing Fees	123,161	1,832	5,509	88,572
Registration Fees	41,102	21,025	20,824	40,521
Trustee Fees	55,138	670	3,296	31,817
Other Fees	92,649	4,419	9,050	57,654

Total Expenses	17,413,421	241,810	1,195,129	10,453,855

Less: Investment Advisory Fees Waived/Expenses Reimbursed	(118,527)	(1,513)	(18,815)	—

Less: Custodian Credits	(171)	—	—	(23)

Net Expenses	17,294,723	240,297	1,176,314	10,453,832

Net Investment Income (Loss)	15,876,566	(74,107)	(852,200)	8,821,128

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:
Net Realized Gain from:
Investment and Foreign Currency Transactions	203,374,048	2,339,899	20,754,847	18,931,758
Net Change in Unrealized Appreciation on:
Investments and Foreign Currencies	41,804,729	1,146,382	12,269,374	136,611,035

Net Realized and Unrealized Gain on Investments and Foreign Currencies	245,178,777	3,486,281	33,024,221	155,542,793

Change in Net Assets from Operations	$261,055,343	$3,412,174	$32,172,021	$164,363,921

See Notes to Financial Statements.

39

STATEMENTS OF OPERATIONS

RIDGEWORTH FUNDS    For the Period Ended September 30, 2013

(Unaudited)

	Aggressive Growth Allocation Strategy	Conservative Allocation Strategy	Growth Allocation Strategy	Moderate Allocation Strategy
Investment Income:
Dividend Income	$31,414	$52,784	$86,177	$175,740
Dividend Income from Affiliated Investment Companies	44,240	428,049	202,484	872,059

Total Investment Income	75,654	480,833	288,661	1,047,799

Expenses:
Investment Advisory Fees	11,509	29,879	32,951	83,595
Administration Fees	1,047	2,719	2,999	7,607
Fund Accounting Fees	10,028	10,027	10,027	10,028
Transfer Agency Fees	8,444	19,874	9,711	23,848
Compliance & Fund Services Fees	777	2,015	2,218	5,752
Distribution and Service Fees — A Shares	6,418	24,873	13,698	28,895
Distribution and Service Fees — C Shares	3,269	77,700	13,184	71,340
Shareholder Servicing Fees — I Shares	33,183	8,679	104,612	223,184
Shareholder Servicing Fees — A Shares	1,605	4,482	4,534	11,819
Custodian Fees	5,033	5,323	5,313	5,982
Printing Fees	1,592	3,523	3,264	8,149
Registration Fees	18,687	21,478	20,226	22,606
Trustee Fees	455	1,187	1,304	3,386
Other Fees	3,935	5,063	5,328	8,710

Total Expenses	105,982	216,822	229,369	514,901

Less: Investment Advisory Fees Waived/Expenses Reimbursed	(41,544)	(24,613)	(45,929)	(32,634)

Less: Custodian Credits	—	—	—	—

Net Expenses	64,438	192,209	183,440	482,267

Net Investment Income	11,216	288,624	105,221	565,532

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) from:
Investment	303,458	(242,607)	475,661	502,377
Capital Gain Received from Investments in Affiliated Investment Companies	9,871	16,192	16,466	77,691
Net Change in Unrealized Appreciation on:
Investments	1,387,870	897,886	3,547,598	5,249,150

Net Realized and Unrealized Gain on Investments	1,701,199	671,471	4,039,725	5,829,218

Change in Net Assets from Operations	$1,712,415	$960,095	$4,144,946	$6,394,750

See Notes to Financial Statements.

40

STATEMENTS OF CHANGES IN NET ASSETS

RIDGEWORTH FUNDS    For the Periods Indicated

	Aggressive Growth Stock Fund		International Equity Fund		International Equity Index Fund
	04/01/13- 09/30/13	04/01/12- 03/31/13	04/01/13- 09/30/13	04/01/12- 03/31/13	04/01/13- 09/30/13	04/01/12- 03/31/13
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net Investment Income (Loss)	$(132,497)	$(656,980)	$2,777,845	$5,258,174	$2,868,535	$8,316,117
Net Realized Gain	2,614,914	26,221,386	52,724,931	4,518,774	88,073,441	32,128,718
Net Change in Unrealized Appreciation (Depreciation)	4,335,135	(29,063,146)	(34,078,341)	16,755,641	(69,960,292)	(15,314,641)

Change in Net Assets from Operations	6,817,552	(3,498,740)	21,424,435	26,532,589	20,981,684	25,130,194

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	—	—	(1,094,842)	(4,944,920)	(1,467,421)	(10,474,532)
A Shares	—	—	(14,473)	(80,358)	(15,559)	(78,605)
Net Realized Gains:
I Shares	—	(1,864,677)	—	—	(80,054,989)	(6,082,841)
A Shares	—	(144,714)	—	—	(945,057)	(49,337)

Total Dividends and Distributions	—	(2,009,391)	(1,109,315)	(5,025,278)	(82,483,026)	(16,685,315)

Change in Net Assets from Capital Transactions	7,098,835	(67,006,289)	(267,210,561)	(11,450,962)	(107,301,074)	(125,277,294)

Change in Net Assets	13,916,387	(72,514,420)	(246,895,441)	10,056,349	(168,802,416)	(116,832,415)

Net Assets:
Beginning of Period	19,419,791	91,934,211	277,117,354	267,061,005	225,459,953	342,292,368

End of Period	$33,336,178	$19,419,791	$30,221,913	$277,117,354	$56,657,537	$225,459,953

Accumulated Net Investment Income (Loss), End of Period	$(227,640)	$(95,143)	$2,827,111	$1,158,581	$(145,032)	$(1,530,587)

See Notes to Financial Statements.

41

STATEMENTS OF CHANGES IN NET ASSETS  (continued)

RIDGEWORTH FUNDS    For the Periods Indicated

	Large Cap Growth Stock Fund		Large Cap Value Equity Fund		Mid-Cap Value Equity Fund
	04/01/13- 09/30/13	04/01/12- 03/31/13	04/01/13- 09/30/13	04/01/12- 03/31/13	04/01/13- 09/30/13	04/01/12- 03/31/13
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net Investment Income (Loss)	$(10,955)	$351,522	$12,718,319	$31,103,786	$15,876,566	$30,195,304
Net Realized Gain	6,912,550	86,033,018	111,497,158	154,363,603	203,374,048	217,650,368
Net Change in Unrealized Appreciation (Depreciation)	24,464,618	(79,684,004)	59,957,306	51,750,179	41,804,729	166,437,032

Change in Net Assets from Operations	31,366,213	6,700,536	184,172,783	237,217,568	261,055,343	414,282,704

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	—	(172,924)	—	(22,686,220)	—	(20,301,518)
A Shares	—	—	—	(3,331,162)	—	(4,157,336)
C Shares	—	—	—	(136,410)	—	(267,995)
Net Realized Gains:
I Shares	—	(83,174,333)	—	—	—	(4,946,664)
A Shares	—	(19,396,131)	—	—	—	(1,207,086)
C Shares	—	(8,448,313)	—	—	—	(128,159)

Total Dividends and Distributions	—	(111,191,701)	—	(26,153,792)	—	(31,008,758)

Change in Net Assets from Capital Transactions	(11,509,599)	36,206,330	(1,441,703)	(700,801,676)	326,121,724	174,020,747

Change in Net Assets	19,856,614	(68,284,835)	182,731,080	(489,737,900)	587,177,067	557,294,693

Net Assets:
Beginning of Period	256,022,138	324,306,973	1,746,505,454	2,236,243,354	2,712,484,291	2,155,189,598

End of Period	$275,878,752	$256,022,138	$1,929,236,534	$1,746,505,454	$3,299,661,358	$2,712,484,291

Accumulated Net Investment Income (Loss), End of Period	$(3,381)	$7,574	$18,643,502	$5,925,183	$21,443,325	$5,566,759

See Notes to Financial Statements.

42

STATEMENTS OF CHANGES IN NET ASSETS  (continued)

RIDGEWORTH FUNDS    For the Periods Indicated

	Select Large Cap Growth Stock Fund		Small Cap Growth Stock Fund		Small Cap Value Equity Fund
	04/01/13- 09/30/13	04/01/12- 03/31/13	04/01/13- 09/30/13	04/01/12- 03/31/13	04/01/13- 09/30/13	04/01/12- 03/31/13
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net Investment Income (Loss)	$(74,107)	$(121,949)	$(852,200)	$(1,284,968)	$8,821,128	$19,977,131
Net Realized Gain	2,339,899	6,410,373	20,754,847	51,688,731	18,931,758	28,098,118
Net Change in Unrealized Appreciation (Depreciation)	1,146,382	(6,845,136)	12,269,374	(23,401,388)	136,611,035	198,175,851

Change in Net Assets from Operations	3,412,174	(556,712)	32,172,021	27,002,375	164,363,921	246,251,100

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	—	—	—	—	—	(19,941,813)
A Shares	—	—	—	—	—	(2,324,205)
C Shares	—	—	—	—	—	(373,428)
Net Realized Gains:
I Shares	—	(5,021,063)	—	(47,793,289)	—	(35,626,220)
A Shares	—	(160,162)	—	(2,175,730)	—	(4,786,603)
C Shares	—	(3,312,715)	—	(1,768,606)	—	(1,033,131)

Total Dividends and Distributions	—	(8,493,940)	—	(51,737,625)	—	(64,085,400)

Change in Net Assets from Capital Transactions	(8,359,985)	(8,043,600)	(7,270,831)	(91,461,953)	(40,214,180)	67,455,286

Change in Net Assets	(4,947,811)	(17,094,252)	24,901,190	(116,197,203)	124,149,741	249,620,986

Net Assets:
Beginning of Period	34,253,188	51,347,440	169,657,030	285,854,233	1,625,920,713	1,376,299,727

End of Period	$29,305,377	$34,253,188	$194,558,220	$169,657,030	$1,750,070,454	$1,625,920,713

Accumulated Net Investment Income (Loss), End of Period	$(111,123)	$(37,016)	$(852,200)	$—	$8,821,128	$—

See Notes to Financial Statements.

43

STATEMENTS OF CHANGES IN NET ASSETS  (continued)

RIDGEWORTH FUNDS    For the Periods Indicated

	Aggressive Growth Allocation Strategy		Conservative Allocation Strategy
	04/01/13- 09/30/13	04/01/12- 03/31/13	04/01/13- 09/30/13	04/01/12- 03/31/13
	(Unaudited)		(Unaudited)
Operations:
Net Investment Income	$11,216	$159,279	$288,624	$803,568
Net Realized Gain (Loss)	313,329	2,932,420	(226,415)	2,726,411
Net Change in Unrealized Appreciation (Depreciation)(a)	1,387,870	(1,765,997)	897,886	(574,940)

Change in Net Assets from Operations	1,712,415	1,325,702	960,095	2,955,039

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	—	(189,120)	—	(561,768)
A Shares	—	(36,669)	—	(382,735)
C Shares	—	(3,554)	—	(222,281)
Net Realized Gains:
I Shares	—	—	—	(262,970)
A Shares	—	—	—	(196,244)
C Shares	—	—	—	(152,923)

Total Dividends and Distributions	—	(229,343)	—	(1,778,921)

Change in Net Assets from Capital Transactions	(3,532,889)	(2,490,846)	(1,870,243)	207,365

Change in Net Assets	(1,820,474)	(1,394,487)	(910,148)	1,383,483

Net Assets:
Beginning of Period	23,391,085	24,785,572	59,737,451	58,353,968

End of Period	$21,570,611	$23,391,085	$58,827,303	$59,737,451

Accumulated Net Investment Income, End of Period	$16,558	$5,342	$453,755	$165,131

(a)	Net realized gain (loss) from investment transactions and net change in unrealized appreciation/depreciation on investments for the Allocation Strategy Funds are primarily attributable to the underlying investments in affiliated investment companies.

See Notes to Financial Statements.

44

STATEMENTS OF CHANGES IN NET ASSETS  (concluded)

RIDGEWORTH FUNDS    For the Periods Indicated

	Growth Allocation Strategy		Moderate Allocation Strategy
	04/01/13- 09/30/13	04/01/12- 03/31/13	04/01/13- 09/30/13	04/01/12- 03/31/13
	(Unaudited)		(Unaudited)
Operations:
Net Investment Income	$105,221	$666,047	$565,532	$2,226,756
Net Realized Gain	492,127	6,750,621	580,068	13,099,212
Net Change in Unrealized Appreciation (Depreciation)(a)	3,547,598	(2,763,305)	5,249,150	(4,143,403)

Change in Net Assets from Operations	4,144,946	4,653,363	6,394,750	11,182,565

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	—	(737,505)	—	(2,342,232)
A Shares	—	(120,331)	—	(305,300)
C Shares	—	(19,640)	—	(151,501)
Net Realized Gains:
I Shares	—	—	—	(2,159,304)
A Shares	—	—	—	(307,003)
C Shares	—	—	—	(220,428)

Total Dividends and Distributions	—	(877,476)	—	(5,485,768)

Change in Net Assets from Capital Transactions	(6,157,215)	(7,939,350)	(17,842,778)	(831,115)

Change in Net Assets	(2,012,269)	(4,163,463)	(11,448,028)	4,865,682

Net Assets:
Beginning of Period	66,799,412	70,962,875	173,640,662	168,774,980

End of Period	$64,787,143	$66,799,412	$162,192,634	$173,640,662

Accumulated Net Investment Income, End of Period	$190,379	$85,158	$1,000,755	$435,223

(a)	Net realized gain (loss) from investment transactions and net change in unrealized appreciation/depreciation on investments for the Allocation Strategy Funds are primarily attributable to the underlying investments in affiliated investment companies.

See Notes to Financial Statements.

45

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(b)	Ratio of Net Investment Income to Average Net Assets(b)	Portfolio Turnover Rate(c)
Aggressive Growth Stock Fund
I Shares
Period Ended September 30, 2013^	$15.60	$(0.10	)(d)	$5.59	$5.49	$—	$—	$—	$—	$21.09	$26,591	35.19%	1.29%	1.52%	(1.14)%	24%
Year Ended March 31, 2013	15.94	(0.14	)(d)	0.42	0.28	—	—	(0.62)	(0.62)	15.60	15,840	1.84	1.20	1.21	(0.98)	24
Year Ended March 31, 2012	16.45	(0.15	)(d)	(0.36)	(0.51)	—	—	—	—	15.94	88,132	(3.16)	1.22	1.22	(0.98)	30
Year Ended March 31, 2011	12.86	(0.12	)(d)	3.71	3.59	—	—	—	—	16.45	134,643	27.99	1.19	1.19	(0.89)	53
Year Ended March 31, 2010	7.73	(0.08	)(d)	5.21	5.13	—	—	—	—	12.86	108,754	66.36	1.21	1.21	(0.77)	27
Year Ended March 31, 2009	12.03	(0.09)		(3.99)	(4.08)	—	—	(0.22)	(0.22)	7.73	152,030	(33.89)	1.16	1.16	(0.72)	27
A Shares
Period Ended September 30, 2013^	15.16	(0.12	)(d)	5.42	5.30	—	—	—	—	20.46	6,745	34.96	1.46	1.52	(1.30)	24
Year Ended March 31, 2013	15.54	(0.18	)(d)	0.42	0.24	—	—	(0.62)	(0.62)	15.16	3,580	1.63	1.49	1.53	(1.24)	24
Year Ended March 31, 2012	16.10	(0.18	)(d)	(0.38)	(0.56)	—	—	—	—	15.54	3,803	(3.48)	1.53	1.53	(1.28)	30
Year Ended March 31, 2011	12.62	(0.16	)(d)	3.64	3.48	—	—	—	—	16.10	3,519	27.58	1.49	1.49	(1.19)	53
Year Ended March 31, 2010	7.61	(0.13	)(d)	5.14	5.01	—	—	—	—	12.62	2,502	65.83	1.52	1.52	(1.12)	27
Year Ended March 31, 2009	11.88	(0.12)		(3.93)	(4.05)	—	—	(0.22)	(0.22)	7.61	416	(34.06)	1.46	1.46	(1.01)	27

International Equity Fund
I Shares
Period Ended September 30, 2013^	11.64	0.34	(d)	0.85	1.19	(0.05)	—	—	(0.05)	12.78	25,585	10.22	1.17	1.21	5.53	22
Year Ended March 31, 2013	10.74	0.22	(d)	0.89	1.11	(0.21)	—	—	(0.21)	11.64	272,552	10.38	1.12	1.12	2.02	52
Year Ended March 31, 2012	11.62	0.25	(d)	(0.90)	(0.65)	(0.23)	—	—	(0.23)	10.74	261,561	(5.24)	1.29	1.29	2.33	78
Year Ended March 31, 2011	10.71	0.16	(d)	1.02	1.18	(0.27)	—	—	(0.27)	11.62	252,253	11.29	1.27	1.27	1.49	80
Year Ended March 31, 2010	6.38	0.11	(d)	4.28	4.39	(0.06)	—	—	(0.06)	10.71	273,819	68.80	1.25	1.30	1.17	95
Year Ended March 31, 2009	13.77	0.35		(7.28)	(6.93)	(0.25)	—	(0.21)	(0.46)	6.38	185,862	(50.68)	1.24	1.25	2.93	193
A Shares
Period Ended September 30, 2013^	11.51	0.17	(d)	1.03	1.20	(0.04)	—	—	(0.04)	12.67	4,637	10.42	1.49	1.64	2.77	22
Year Ended March 31, 2013	10.63	0.18	(d)	0.87	1.05	(0.17)	—	—	(0.17)	11.51	4,565	9.95	1.45	1.45	1.73	52
Year Ended March 31, 2012	11.49	0.21	(d)	(0.87)	(0.66)	(0.20)	—	—	(0.20)	10.63	5,500	(5.48)	1.59	1.59	2.02	78
Year Ended March 31, 2011	10.59	0.13	(d)	1.01	1.14	(0.24)	—	—	(0.24)	11.49	7,227	10.98	1.57	1.57	1.24	80
Year Ended March 31, 2010	6.32	0.09	(d)	4.22	4.31	(0.04)	—	—	(0.04)	10.59	8,104	68.22	1.55	1.59	0.68	95
Year Ended March 31, 2009	13.61	0.33		(7.21)	(6.88)	(0.20)	—	(0.21)	(0.41)	6.32	3,580	(50.84)	1.54	1.54	2.71	193

See Notes to Financial Highlights and Notes to Financial Statements.

46

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(b)	Ratio of Net Investment Income to Average Net Assets(b)	Portfolio Turnover Rate(c)
International Equity Index Fund
I Shares
Period Ended September 30, 2013^	$12.04	$0.28	(d)	$1.11	$1.39	$(0.08)	$—	$(4.34)	$(4.42)	$9.01	$53,760	13.42%	0.75%	1.15%	5.39%	16%
Year Ended March 31, 2013	11.68	0.32	(d)	0.67	0.99	(0.40)	—	(0.23)	(0.63)	12.04	222,839	8.62	0.73	0.76	2.79	24
Year Ended March 31, 2012	13.52	0.38	(d)	(1.77)	(1.39)	(0.45)	—	—	(0.45)	11.68	339,763	(9.78)	0.72	0.72	3.15	31
Year Ended March 31, 2011	12.72	0.33	(d)	0.86	1.19	(0.39)	—	—	(0.39)	13.52	478,223	9.55	0.66	0.66	2.65	43
Year Ended March 31, 2010	8.75	0.34		4.03	4.37	(0.40)	—	—	(0.40)	12.72	839,582	49.93	0.64	0.64	2.46	36
Year Ended March 31, 2009	17.82	0.60		(9.05)	(8.45)	(0.62)	—	—	(0.62)	8.75	726,931	(47.89)	0.61	0.61	3.63	47
A Shares
Period Ended September 30, 2013^	11.94	0.15	(d)	1.21	1.36	(0.07)	—	(4.34)	(4.41)	8.89	2,898	13.23	1.02	1.60	3.26	16
Year Ended March 31, 2013	11.59	0.27	(d)	0.68	0.95	(0.37)	—	(0.23)	(0.60)	11.94	2,621	8.33	0.99	1.04	2.42	24
Year Ended March 31, 2012	13.40	0.38	(d)	(1.79)	(1.41)	(0.40)	—	—	(0.40)	11.59	2,529	(10.05)	1.02	1.02	3.11	31
Year Ended March 31, 2011	12.61	0.28	(d)	0.86	1.14	(0.35)	—	—	(0.35)	13.40	4,459	9.23	0.92	0.92	2.25	43
Year Ended March 31, 2010	8.69	0.25		4.05	4.30	(0.38)	—	—	(0.38)	12.61	5,998	49.46	0.94	0.94	1.72	36
Year Ended March 31, 2009	17.67	0.52		(8.93)	(8.41)	(0.57)	—	—	(0.57)	8.69	2,533	(48.04)	0.91	0.91	3.48	47

Large Cap Growth Stock Fund
I Shares
Period Ended September 30, 2013^	8.31	0.01	(d)	1.03	1.04	—	—	—	—	9.35	181,064	12.52	0.93	0.99	0.16	13
Year Ended March 31, 2013	12.95	0.03	(d)	0.24	0.27	(0.01)	—	(4.90)	(4.91)	8.31	167,887	3.64	0.94	0.94	0.23	40
Year Ended March 31, 2012	11.55	(0.02	)(d)	1.42	1.40	—	—	—	—	12.95	261,090	12.12	1.07	1.07	(0.17)	19
Year Ended March 31, 2011	9.59	0.01	(d)	1.95	1.96	— (e)	—	—	—	11.55	406,017	20.48	1.04	1.06	0.06	30
Year Ended March 31, 2010	6.57	0.01		3.02	3.03	(0.01)	—	—	(0.01)	9.59	443,918	46.20	0.99	1.04	0.19	62
Year Ended March 31, 2009	9.95	0.04		(3.33)	(3.29)	(0.04)	—	(0.05)	(0.09)	6.57	439,356	(33.16)	0.99	1.03	0.54	85
A Shares
Period Ended September 30, 2013^	7.27	—	(d)(e)	0.90	0.90	—	—	—	—	8.17	61,705	12.38	1.17	1.17	(0.08)	13
Year Ended March 31, 2013	11.96	—	(d)(e)	0.21	0.21	—	—	(4.90)	(4.90)	7.27	56,511	3.43	1.20	1.20	(0.01)	40
Year Ended March 31, 2012	10.70	(0.05	)(d)	1.31	1.26	—	—	—	—	11.96	45,854	11.78	1.37	1.37	(0.45)	19
Year Ended March 31, 2011	8.91	(0.02	)(d)	1.81	1.79	—	—	—	—	10.70	46,358	20.09	1.34	1.36	(0.24)	30
Year Ended March 31, 2010	6.11	(0.01)		2.81	2.80	—	—	—	—	8.91	44,994	45.90	1.29	1.34	(0.11)	62
Year Ended March 31, 2009	9.27	0.02		(3.11)	(3.09)	(0.02)	—	(0.05)	(0.07)	6.11	35,431	(33.40)	1.30	1.33	0.19	85
C Shares
Period Ended September 30, 2013^	5.71	(0.02	)(d)	0.71	0.69	—	—	—	—	6.40	33,110	12.08	1.85	1.85	(0.77)	13
Year Ended March 31, 2013	10.52	(0.06	)(d)	0.15	0.09	—	—	(4.90)	(4.90)	5.71	31,625	2.69	1.89	1.89	(0.70)	40
Year Ended March 31, 2012	9.48	(0.11	)(d)	1.15	1.04	—	—	—	—	10.52	17,363	10.97	2.07	2.07	(1.15)	19
Year Ended March 31, 2011	7.94	(0.08	)(d)	1.62	1.54	—	—	—	—	9.48	17,680	19.40	2.04	2.06	(0.94)	30
Year Ended March 31, 2010	5.49	(0.06)		2.51	2.45	—	—	—	—	7.94	17,516	44.63	1.99	2.04	(0.81)	62
Year Ended March 31, 2009	8.37	(0.04)		(2.78)	(2.82)	(0.01)	—	(0.05)	(0.06)	5.49	14,046	(33.77)	2.00	2.03	(0.52)	85

See Notes to Financial Highlights and Notes to Financial Statements.

47

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(b)	Ratio of Net Investment Income to Average Net Assets(b)	Portfolio Turnover Rate(c)
Large Cap Value Equity Fund
I Shares
Period Ended September 30, 2013^	$15.76	$0.12	(d)	$1.53	$1.65	$—	$—	$—	$—	$17.41	$1,565,085	10.47%	0.92%	1.04%	1.42%	40%
Year Ended March 31, 2013	13.77	0.24	(d)	1.97	2.21	(0.22)	—	—	(0.22)	15.76	1,442,154	16.24	0.89	0.89	1.74	78
Year Ended March 31, 2012	13.47	0.22	(d)	0.28	0.50	(0.20)	—	—	(0.20)	13.77	1,985,434	3.92	0.82	0.82	1.74	110
Year Ended March 31, 2011	11.71	0.18	(d)	1.75	1.93	(0.17)	—	—	(0.17)	13.47	1,348,969	16.69	0.83	0.83	1.48	134
Year Ended March 31, 2010	7.99	0.17		3.72	3.89	(0.17)	—	—	(0.17)	11.71	1,288,962	49.03	0.81	0.82	1.67	105
Year Ended March 31, 2009	12.35	0.25		(4.36)	(4.11)	(0.25)	—	—	(0.25)	7.99	998,608	(33.65)	0.82	0.82	2.50	114
A Shares
Period Ended September 30, 2013^	15.67	0.10	(d)	1.53	1.63	—	—	—	—	17.30	346,511	10.40	1.19	1.34	1.15	40
Year Ended March 31, 2013	13.70	0.21	(d)	1.95	2.16	(0.19)	—	—	(0.19)	15.67	287,957	15.93	1.16	1.26	1.48	78
Year Ended March 31, 2012	13.41	0.19	(d)	0.27	0.46	(0.17)	—	—	(0.17)	13.70	233,782	3.58	1.12	1.12	1.50	110
Year Ended March 31, 2011	11.66	0.15	(d)	1.74	1.89	(0.14)	—	—	(0.14)	13.41	80,048	16.37	1.13	1.13	1.20	134
Year Ended March 31, 2010	7.96	0.14		3.71	3.85	(0.15)	—	—	(0.15)	11.66	33,805	48.59	1.11	1.12	1.37	105
Year Ended March 31, 2009	12.30	0.24		(4.36)	(4.12)	(0.22)	—	—	(0.22)	7.96	24,385	(33.83)	1.12	1.12	2.17	114
C Shares
Period Ended September 30, 2013^	15.42	0.05	(d)	1.51	1.56	—	—	—	—	16.98	17,641	10.12	1.71	1.71	0.63	40
Year Ended March 31, 2013	13.50	0.12	(d)	1.92	2.04	(0.12)	—	—	(0.12)	15.42	16,394	15.25	1.75	1.75	0.89	78
Year Ended March 31, 2012	13.21	0.08	(d)	0.29	0.37	(0.08)	—	—	(0.08)	13.50	17,027	2.86	1.82	1.82	0.68	110
Year Ended March 31, 2011	11.49	0.06	(d)	1.72	1.78	(0.06)	—	—	(0.06)	13.21	18,686	15.53	1.83	1.83	0.48	134
Year Ended March 31, 2010	7.87	0.07		3.65	3.72	(0.10)	—	—	(0.10)	11.49	19,823	47.43	1.81	1.82	0.67	105
Year Ended March 31, 2009	12.16	0.16		(4.31)	(4.15)	(0.14)	—	—	(0.14)	7.87	15,410	(34.28)	1.82	1.82	1.46	114

Mid-Cap Value Equity Fund
I Shares
Period Ended September 30, 2013^	13.06	0.08	(d)	1.10	1.18	—	—	—	—	14.24	2,669,426	9.04	1.08	1.08	1.11	53
Year Ended March 31, 2013	11.07	0.16	(d)	2.00	2.16	(0.14)	—	(0.03)	(0.17)	13.06	2,168,210	19.73	1.08	1.08	1.44	123
Year Ended March 31, 2012	12.70	0.17	(d)	(0.66)	(0.49)	(0.17)	—	(0.97)	(1.14)	11.07	1,679,244	(2.33)	1.04	1.04	1.56	182
Year Ended March 31, 2011	11.17	0.10	(d)	2.26	2.36	(0.09)	—	(0.74)	(0.83)	12.70	1,710,610	21.89	1.04	1.04	0.91	170
Year Ended March 31, 2010	6.45	0.11		4.73	4.84	(0.12)	—	—	(0.12)	11.17	803,168	75.36	1.03	1.04	1.11	195
Year Ended March 31, 2009	9.58	0.14	(d)	(3.13)	(2.99)	(0.14)	—	—	(0.14)	6.45	231,035	(31.46)	1.07	1.07	1.76	213
A Shares
Period Ended September 30, 2013^	12.96	0.06	(d)	1.08	1.14	—	—	—	—	14.10	558,440	8.80	1.35	1.39	0.84	53
Year Ended March 31, 2013	10.99	0.13	(d)	1.98	2.11	(0.11)	—	(0.03)	(0.14)	12.96	490,381	19.43	1.34	1.38	1.17	123
Year Ended March 31, 2012	12.62	0.15	(d)	(0.67)	(0.52)	(0.14)	—	(0.97)	(1.11)	10.99	433,674	(2.63)	1.34	1.34	1.40	182
Year Ended March 31, 2011	11.11	0.08	(d)	2.24	2.32	(0.07)	—	(0.74)	(0.81)	12.62	252,165	21.55	1.35	1.35	0.70	170
Year Ended March 31, 2010	6.42	0.09		4.70	4.79	(0.10)	—	—	(0.10)	11.11	36,756	74.87	1.32	1.34	0.70	195
Year Ended March 31, 2009	9.53	0.12	(d)	(3.12)	(3.00)	(0.11)	—	—	(0.11)	6.42	2,912	(31.64)	1.37	1.37	1.36	213
C Shares
Period Ended September 30, 2013^	12.77	0.03	(d)	1.07	1.10	—	—	—	—	13.87	71,795	8.61	1.77	1.77	0.43	53
Year Ended March 31, 2013	10.85	0.07	(d)	1.95	2.02	(0.07)	—	(0.03)	(0.10)	12.77	53,893	18.75	1.86	1.86	0.65	123
Year Ended March 31, 2012	12.48	0.07	(d)	(0.66)	(0.59)	(0.07)	—	(0.97)	(1.04)	10.85	42,272	(3.32)	2.04	2.04	0.65	182
Year Ended March 31, 2011	11.02	—	(d)	2.21	2.21	(0.01)	—	(0.74)	(0.75)	12.48	24,496	20.71	2.04	2.04	(0.04)	170
Year Ended March 31, 2010	6.38	0.02		4.67	4.69	(0.05)	—	—	(0.05)	11.02	5,853	73.71	2.03	2.04	0.13	195
Year Ended March 31, 2009	9.47	0.06	(d)	(3.10)	(3.04)	(0.05)	—	—	(0.05)	6.38	1,949	(32.09)	2.07	2.07	0.72	213

See Notes to Financial Highlights and Notes to Financial Statements.

48

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital		Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(b)	Ratio of Net Investment Income to Average Net Assets(b)	Portfolio Turnover Rate(c)
Select Large Cap Growth Stock Fund
I Shares
Period Ended September 30, 2013^	$26.91	$(0.01	)(d)	$3.13	$3.12	$—	$—		$—	$—	$30.03	$14,442	11.59%	1.08%	1.10%	(0.05)%	21%
Year Ended March 31, 2013	33.89	0.01	(d)	(0.26)	(0.25)	—	—		(6.73)	(6.73)	26.91	19,813	0.37	1.06	1.06	0.04	57
Year Ended March 31, 2012	32.51	(0.04	)(d)	2.24	2.20	—	—		(0.82)	(0.82)	33.89	34,499	7.31	1.05	1.05	(0.13)	66
Year Ended March 31, 2011	27.79	0.02	(d)	4.70	4.72	—	—		—	—	32.51	80,589	16.98	0.99	0.99	0.07	72
Year Ended March 31, 2010	19.74	0.04		8.03	8.07	(0.02)	—	(e)	—	(0.02)	27.79	114,100	40.93	0.96	0.96	0.18	65
Year Ended March 31, 2009	28.32	0.09		(8.60)	(8.51)	(0.06)	(0.01)		—	(0.07)	19.74	95,540	(30.06)	0.95	0.96	0.45	65
A Shares
Period Ended September 30, 2013^	26.22	(0.04	)(d)	3.04	3.00	—	—		—	—	29.22	980	11.44	1.34	1.34	(0.30)	21
Year Ended March 31, 2013	33.28	(0.06	)(d)	(0.27)	(0.33)	—	—		(6.73)	(6.73)	26.22	765	0.13	1.33	1.33	(0.21)	57
Year Ended March 31, 2012	32.04	(0.13	)(d)	2.19	2.06	—	—		(0.82)	(0.82)	33.28	796	6.98	1.36	1.36	(0.43)	66
Year Ended March 31, 2011	27.47	(0.06	)(d)	4.63	4.57	—	—		—	—	32.04	698	16.64	1.29	1.29	(0.21)	72
Year Ended March 31, 2010	19.54	(0.03)		7.97	7.94	(0.01)	—	(e)	—	(0.01)	27.47	244	40.65	1.25	1.26	(0.10)	65
Year Ended March 31, 2009	28.06	0.02		(8.52)	(8.50)	(0.01)	(0.01)		—	(0.02)	19.54	175	(30.28)	1.25	1.25	0.04	65
C Shares
Period Ended September 30, 2013^	22.64	(0.12	)(d)	2.62	2.50	—	—		—	—	25.14	13,883	11.04	2.04	2.04	(0.99)	21
Year Ended March 31, 2013	29.90	(0.24	)(d)	(0.29)	(0.53)	—	—		(6.73)	(6.73)	22.64	13,675	(0.58)	2.02	2.02	(0.91)	57
Year Ended March 31, 2012	29.08	(0.31	)(d)	1.95	1.64	—	—		(0.82)	(0.82)	29.90	16,053	6.24	2.06	2.06	(1.13)	66
Year Ended March 31, 2011	25.10	(0.23	)(d)	4.21	3.98	—	—		—	—	29.08	18,332	15.86	1.99	1.99	(0.92)	72
Year Ended March 31, 2010	17.99	(0.19)		7.30	7.11	—	—	(e)	—	—	25.10	19,040	39.52	1.96	1.96	(0.81)	65
Year Ended March 31, 2009	25.98	(0.14)		(7.85)	(7.99)	—	—		—	—	17.99	15,237	(30.75)	1.95	1.95	(0.59)	65

Small Cap Growth Stock Fund
I Shares
Period Ended September 30, 2013^	15.66	(0.08	)(d)	3.15	3.07	—	—		—	—	18.73	175,944	19.60	1.29	1.31	(0.93)	51
Year Ended March 31, 2013	17.21	(0.08	)(d)	2.19	2.11	—	—		(3.66)	(3.66)	15.66	152,674	14.20	1.21	1.21	(0.50)	50
Year Ended March 31, 2012	17.17	(0.10	)(d)	0.14 (f)	0.04	—	—		—	—	17.21	267,694	0.23	1.23	1.23	(0.62)	71
Year Ended March 31, 2011	13.32	(0.11	)(d)	3.96	3.85	—	—		—	—	17.17	408,399	28.90	1.23	1.23	(0.81)	112
Year Ended March 31, 2010	8.52	(0.09)		4.89	4.80	—	—		—	—	13.32	358,947	56.34	1.22	1.22	(0.76)	103
Year Ended March 31, 2009	13.53	(0.04)		(4.97)	(5.01)	—	—		—	—	8.52	273,548	(37.03)	1.21	1.21	(0.30)	157
A Shares
Period Ended September 30, 2013^	14.46	(0.07	)(d)	2.89	2.82	—	—		—	—	17.28	11,190	19.50	1.30	1.30	(0.94)	51
Year Ended March 31, 2013	16.18	(0.11	)(d)	2.05	1.94	—	—		(3.66)	(3.66)	14.46	10,226	14.07	1.37	1.37	(0.69)	50
Year Ended March 31, 2012	16.19	(0.14	)(d)	0.13 (f)	(0.01)	—	—		—	—	16.18	10,032	(0.06)	1.54	1.54	(0.91)	71
Year Ended March 31, 2011	12.59	(0.15	)(d)	3.75	3.60	—	—		—	—	16.19	12,235	28.59	1.53	1.53	(1.11)	112
Year Ended March 31, 2010	8.08	(0.12)		4.63	4.51	—	—		—	—	12.59	11,517	55.82	1.52	1.52	(1.06)	103
Year Ended March 31, 2009	12.88	(0.08)		(4.72)	(4.80)	—	—		—	—	8.08	8,294	(37.27)	1.51	1.51	(0.60)	157
C Shares
Period Ended September 30, 2013^	11.77	(0.10	)(d)	2.35	2.25	—	—		—	—	14.02	7,424	19.12	1.95	1.95	(1.59)	51
Year Ended March 31, 2013	13.91	(0.18	)(d)	1.70	1.52	—	—		(3.66)	(3.66)	11.77	6,757	13.30	2.05	2.05	(1.39)	50
Year Ended March 31, 2012	14.01	(0.21	)(d)	0.11 (f)	(0.10)	—	—		—	—	13.91	8,129	(0.71)	2.24	2.24	(1.61)	71
Year Ended March 31, 2011	10.98	(0.21	)(d)	3.24	3.03	—	—		—	—	14.01	9,636	27.60	2.23	2.23	(1.81)	112
Year Ended March 31, 2010	7.10	(0.17)		4.05	3.88	—	—		—	—	10.98	8,827	54.65	2.22	2.22	(1.76)	103
Year Ended March 31, 2009	11.38	(0.15)		(4.13)	(4.28)	—	—		—	—	7.10	6,567	(37.61)	2.21	2.21	(1.30)	157

See Notes to Financial Highlights and Notes to Financial Statements.

49

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital		Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(b)	Ratio of Net Investment Income to Average Net Assets(b)	Portfolio Turnover Rate(c)
Small Cap Value Equity Fund
I Shares
Period Ended September 30, 2013^	$15.45	$0.09	(d)	$1.49		$1.58	$—	$—		$—	$—	$17.03	$1,520,227	10.23%	1.20%	1.20%	1.10%	7%
Year Ended March 31, 2013	13.80	0.20	(d)	2.08		2.28	(0.23)	—		(0.40)	(0.63)	15.45	1,408,597	17.07	1.20	1.20	1.44	27
Year Ended March 31, 2012	14.54	0.12	(d)	(0.07	)(f)	0.05	(0.12)	—		(0.67)	(0.79)	13.80	1,169,093	1.15	1.20	1.20	0.92	46
Year Ended March 31, 2011	11.76	0.10	(d)	2.79		2.89	(0.11)	—		—	(0.11)	14.54	1,002,005	24.68	1.21	1.21	0.82	72
Year Ended March 31, 2010	7.57	0.11		4.20		4.31	(0.12)	—		—	(0.12)	11.76	612,490	57.15	1.21	1.21	1.29	62
Year Ended March 31, 2009	11.17	0.16		(3.44)		(3.28)	(0.16)	—		(0.16)	(0.32)	7.57	316,142	(29.61)	1.21	1.22	1.61	71
A Shares
Period Ended September 30, 2013^	15.19	0.06	(d)	1.46		1.52	—	—		—	—	16.71	192,785	10.01	1.49	1.49	0.81	7
Year Ended March 31, 2013	13.58	0.15	(d)	2.05		2.20	(0.19)	—		(0.40)	(0.59)	15.19	181,308	16.77	1.50	1.50	1.14	27
Year Ended March 31, 2012	14.33	0.08	(d)	(0.08	)(f)	—	(0.08)	—		(0.67)	(0.75)	13.58	169,100	0.81	1.50	1.50	0.63	46
Year Ended March 31, 2011	11.59	0.06	(d)	2.75		2.81	(0.07)	—		—	(0.07)	14.33	103,365	24.38	1.52	1.52	0.48	72
Year Ended March 31, 2010	7.47	0.07		4.15		4.22	(0.10)	—		—	(0.10)	11.59	17,826	56.66	1.50	1.50	1.00	62
Year Ended March 31, 2009	11.03	0.13		(3.40)		(3.27)	(0.13)	—		(0.16)	(0.29)	7.47	2,243	(29.83)	1.49	1.50	1.34	71
C Shares
Period Ended September 30, 2013^	14.47	0.03	(d)	1.39		1.42	—	—		—	—	15.89	37,059	9.81	1.87	1.87	0.44	7
Year Ended March 31, 2013	12.98	0.08	(d)	1.95		2.03	(0.14)	—		(0.40)	(0.54)	14.47	36,015	16.17	1.99	1.99	0.65	27
Year Ended March 31, 2012	13.76	(0.01	)(d)	(0.08	)(f)	(0.09)	(0.02)	—		(0.67)	(0.69)	12.98	38,107	0.12	2.20	2.20	(0.08)	46
Year Ended March 31, 2011	11.15	(0.02	)(d)	2.64		2.62	(0.01)	—		—	(0.01)	13.76	32,074	23.51	2.21	2.21	(0.18)	72
Year Ended March 31, 2010	7.20	0.02		3.97		3.99	(0.04)	—		—	(0.04)	11.15	17,601	55.48	2.21	2.21	0.30	62
Year Ended March 31, 2009	10.65	0.09		(3.28)		(3.19)	(0.10)	—		(0.16)	(0.26)	7.20	11,091	(30.14)	1.89	1.89	0.94	71

Aggressive Growth Allocation Strategy(g)
I Shares
Period Ended September 30, 2013^	8.95	0.01	(d)	0.68		0.69	—	—		—	—	9.64	16,429	7.71	0.50	0.90	0.16	5
Year Ended March 31, 2013	8.50	0.06		0.48		0.54	(0.09)	—		—	(0.09)	8.95	18,577	6.45	0.40	0.81	0.77	35
Year Ended March 31, 2012	8.57	0.08	(d)	(0.02)		0.06	(0.13)	—		—	(0.13)	8.50	18,993	0.89	0.20	0.45	0.98	55
Year Ended March 31, 2011	7.43	0.05	(d)	1.18		1.23	(0.09)	—		—	(0.09)	8.57	22,524	16.73	0.20	0.52	0.71	19
Year Ended March 31, 2010	5.06	0.10		2.36		2.46	(0.09)	—		—	(0.09)	7.43	22,335	48.74	—	0.33	1.41	23
Year Ended March 31, 2009	10.37	0.11		(3.68)		(3.57)	(0.13)	—	(e)	(1.61)	(1.74)	5.06	13,411	(35.39)	0.20	0.23	1.32	25
A Shares
Period Ended September 30, 2013^	8.88	—	(d)(e)	0.68		0.68	—	—		—	—	9.56	4,489	7.55	0.70	0.91	(0.03)	5
Year Ended March 31, 2013	8.43	0.04		0.49		0.53	(0.08)	—		—	(0.08)	8.88	4,110	6.30	0.63	0.90	0.51	35
Year Ended March 31, 2012	8.52	0.05	(d)	(0.03)		0.02	(0.11)	—		—	(0.11)	8.43	4,982	0.42	0.50	0.75	0.61	55
Year Ended March 31, 2011	7.38	0.04	(d)	1.17		1.21	(0.07)	—		—	(0.07)	8.52	4,655	16.48	0.50	0.84	0.51	19
Year Ended March 31, 2010	5.04	0.07		2.34		2.41	(0.07)	—		—	(0.07)	7.38	2,438	48.02	—	0.63	1.03	23
Year Ended March 31, 2009	10.33	0.09		(3.66)		(3.57)	(0.11)	—	(e)	(1.61)	(1.72)	5.04	1,815	(35.50)	0.50	0.53	1.07	25
C Shares
Period Ended September 30, 2013^	8.69	(0.03	)(d)	0.67		0.64	—	—		—	—	9.33	653	7.36	1.30	1.53	(0.64)	5
Year Ended March 31, 2013	8.28	(0.01)		0.46		0.45	(0.04)	—		—	(0.04)	8.69	704	5.47	1.27	1.56	(0.10)	35
Year Ended March 31, 2012	8.39	(0.01	)(d)	(0.02)		(0.03)	(0.08)	—		—	(0.08)	8.28	811	(0.21)	1.20	1.45	(0.12)	55
Year Ended March 31, 2011	7.30	(0.02	)(d)	1.16		1.14	(0.05)	—		—	(0.05)	8.39	1,059	15.70	1.20	1.52	(0.33)	19
Year Ended March 31, 2010	5.00	0.03		2.32		2.35	(0.05)	—		—	(0.05)	7.30	1,554	47.14	—	1.33	0.37	23
Year Ended March 31, 2009	10.29	0.03		(3.65)		(3.62)	(0.06)	—	(e)	(1.61)	(1.67)	5.00	1,076	(36.04)	1.20	1.23	0.39	25

See Notes to Financial Highlights and Notes to Financial Statements.

50

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(b)	Ratio of Net Investment Income to Average Net Assets(b)	Portfolio Turnover Rate(c)
Conservative Allocation Strategy(g)
I Shares
Period Ended September 30, 2013^	$12.54	$0.08	(d)	$0.15	$0.23	$—	$—	$—	$—	$12.77	$27,063	1.83%	0.30%	0.40%	1.31%	10%
Year Ended March 31, 2013	12.27	0.21		0.46	0.67	(0.27)	—	(0.13)	(0.40)	12.54	27,387	5.55	0.27	0.39	1.72	40
Year Ended March 31, 2012	12.07	0.27	(d)	0.38	0.65	(0.34)	—	(0.11)	(0.45)	12.27	21,585	5.61	0.20	0.40	2.24	28
Year Ended March 31, 2011	11.51	0.28	(d)	0.75	1.03	(0.46)	—	(0.01)	(0.47)	12.07	12,897	9.15	0.20	0.66	2.41	28
Year Ended March 31, 2010	9.81	0.27		1.72	1.99	(0.28)	—	(0.01)	(0.29)	11.51	6,310	20.51	0.20	0.53	2.61	29
Year Ended March 31, 2009	11.11	0.44		(1.10)	(0.66)	(0.50)	—	(0.14)	(0.64)	9.81	3,778	(6.06)	0.20	0.36	4.08	48
A Shares
Period Ended September 30, 2013^	12.53	0.06	(d)	0.15	0.21	—	—	—	—	12.74	15,945	1.68	0.60	0.69	1.01	10
Year Ended March 31, 2013	12.26	0.17	(d)	0.47	0.64	(0.24)	—	(0.13)	(0.37)	12.53	16,940	5.29	0.56	0.68	1.37	40
Year Ended March 31, 2012	12.06	0.22	(d)	0.39	0.61	(0.30)	—	(0.11)	(0.41)	12.26	24,322	5.32	0.50	0.70	1.83	28
Year Ended March 31, 2011	11.51	0.28	(d)	0.71	0.99	(0.43)	—	(0.01)	(0.44)	12.06	8,371	8.73	0.50	0.96	2.35	28
Year Ended March 31, 2010	9.81	0.23		1.74	1.97	(0.26)	—	(0.01)	(0.27)	11.51	3,137	20.25	0.50	0.89	2.27	29
Year Ended March 31, 2009	11.12	0.41		(1.11)	(0.70)	(0.47)	—	(0.14)	(0.61)	9.81	584	(6.42)	0.50	0.67	3.81	48
C Shares
Period Ended September 30, 2013^	12.42	0.02	(d)	0.14	0.16	—	—	—	—	12.58	15,819	1.29	1.30	1.34	0.31	10
Year Ended March 31, 2013	12.18	0.09	(d)	0.47	0.56	(0.19)	—	(0.13)	(0.32)	12.42	15,410	4.58	1.27	1.35	0.73	40
Year Ended March 31, 2012	11.99	0.15	(d)	0.38	0.53	(0.23)	—	(0.11)	(0.34)	12.18	12,447	4.56	1.20	1.40	1.27	28
Year Ended March 31, 2011	11.44	0.17	(d)	0.74	0.91	(0.35)	—	(0.01)	(0.36)	11.99	7,305	8.07	1.20	1.65	1.47	28
Year Ended March 31, 2010	9.77	0.16		1.71	1.87	(0.19)	—	(0.01)	(0.20)	11.44	4,294	19.29	1.20	1.52	1.61	29
Year Ended March 31, 2009	11.09	0.31		(1.08)	(0.77)	(0.41)	—	(0.14)	(0.55)	9.77	1,973	(7.08)	1.20	1.37	3.17	48

Growth Allocation Strategy(g)
I Shares
Period Ended September 30, 2013^	11.28	0.02	(d)	0.71	0.73	—	—	—	—	12.01	52,663	6.47	0.50	0.67	0.38	7
Year Ended March 31, 2013	10.64	0.11		0.68	0.79	(0.15)	—	—	(0.15)	11.28	55,222	7.52	0.40	0.55	1.04	20
Year Ended March 31, 2012	10.56	0.15	(d)	0.15	0.30	(0.22)	—	—	(0.22)	10.64	57,078	3.06	0.20	0.26	1.53	49
Year Ended March 31, 2011	9.52	0.14	(d)	1.13	1.27	(0.23)	—	—	(0.23)	10.56	55,332	13.58	0.20	0.31	1.44	25
Year Ended March 31, 2010	7.02	0.15		2.50	2.65	(0.15)	—	—	(0.15)	9.52	54,407	37.92	0.19	0.24	1.70	21
Year Ended March 31, 2009	11.31	0.23		(2.99)	(2.76)	(0.26)	—	(1.27)	(1.53)	7.02	40,472	(25.01)	0.20	0.21	2.41	28
A Shares
Period Ended September 30, 2013^	11.23	0.01	(d)	0.71	0.72	—	—	—	—	11.95	9,247	6.41	0.68	0.68	0.19	7
Year Ended March 31, 2013	10.61	0.09		0.66	0.75	(0.13)	—	—	(0.13)	11.23	8,975	7.16	0.61	0.64	0.84	20
Year Ended March 31, 2012	10.53	0.12	(d)	0.15	0.27	(0.19)	—	—	(0.19)	10.61	11,092	2.76	0.50	0.56	1.22	49
Year Ended March 31, 2011	9.48	0.13	(d)	1.12	1.25	(0.20)	—	—	(0.20)	10.53	10,934	13.35	0.50	0.61	1.35	25
Year Ended March 31, 2010	7.00	0.13		2.48	2.61	(0.13)	—	—	(0.13)	9.48	3,638	37.46	0.49	0.54	1.39	21
Year Ended March 31, 2009	11.28	0.20		(2.98)	(2.78)	(0.23)	—	(1.27)	(1.50)	7.00	2,776	(25.21)	0.49	0.50	2.07	28
C Shares
Period Ended September 30, 2013^	11.08	(0.02	)(d)	0.69	0.67	—	—	—	—	11.75	2,877	6.05	1.28	1.28	(0.40)	7
Year Ended March 31, 2013	10.48	0.02	(d)	0.66	0.68	(0.08)	—	—	(0.08)	11.08	2,602	6.55	1.25	1.28	0.22	20
Year Ended March 31, 2012	10.41	0.05	(d)	0.15	0.20	(0.13)	—	—	(0.13)	10.48	2,793	2.03	1.20	1.26	0.50	49
Year Ended March 31, 2011	9.38	0.04	(d)	1.12	1.16	(0.13)	—	—	(0.13)	10.41	3,063	12.50	1.20	1.31	0.43	25
Year Ended March 31, 2010	6.94	0.07		2.46	2.53	(0.09)	—	—	(0.09)	9.38	3,234	36.53	1.19	1.24	0.69	21
Year Ended March 31, 2009	11.22	0.14		(2.98)	(2.84)	(0.17)	—	(1.27)	(1.44)	6.94	2,844	(25.88)	1.19	1.20	1.37	28

See Notes to Financial Highlights and Notes to Financial Statements.

51

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(b)	Ratio of Net Investment Income to Average Net Assets(b)	Portfolio Turnover Rate(c)
Moderate Allocation Strategy(g)
I Shares
Period Ended September 30, 2013^	$11.11	$0.04	(d)	$0.41	$0.45	$—	$—	$—	$—	$11.56	$128,731	4.05%	0.50%	0.55%	0.75%	4%
Year Ended March 31, 2013	10.77	0.15		0.54	0.69	(0.18)	—	(0.17)	(0.35)	11.11	139,912	6.60	0.40	0.43	1.37	29
Year Ended March 31, 2012	10.60	0.20	(d)	0.27	0.47	(0.28)	—	(0.02)	(0.30)	10.77	133,382	4.63	0.20	0.22	1.96	38
Year Ended March 31, 2011	9.84	0.20	(d)	0.90	1.10	(0.34)	—	—	(0.34)	10.60	122,804	11.45	0.20	0.23	2.00	33
Year Ended March 31, 2010	7.76	0.20		2.09	2.29	(0.21)	—	—	(0.21)	9.84	125,016	29.66	0.19	0.21	2.22	21
Year Ended March 31, 2009	10.38	0.29		(2.07)	(1.78)	(0.34)	—	(0.50)	(0.84)	7.76	103,606	(17.47)	0.20	0.21	3.11	31
A Shares
Period Ended September 30, 2013^	11.08	0.03	(d)	0.42	0.45	—	—	—	—	11.53	19,323	4.06	0.64	0.64	0.62	4
Year Ended March 31, 2013	10.75	0.13		0.54	0.67	(0.17)	—	(0.17)	(0.34)	11.08	19,622	6.36	0.58	0.59	1.19	29
Year Ended March 31, 2012	10.58	0.18	(d)	0.26	0.44	(0.25)	—	(0.02)	(0.27)	10.75	20,366	4.33	0.50	0.52	1.70	38
Year Ended March 31, 2011	9.82	0.18	(d)	0.89	1.07	(0.31)	—	—	(0.31)	10.58	14,416	11.11	0.50	0.53	1.79	33
Year Ended March 31, 2010	7.75	0.17		2.08	2.25	(0.18)	—	—	(0.18)	9.82	8,615	29.23	0.49	0.51	1.91	21
Year Ended March 31, 2009	10.37	0.25		(2.06)	(1.81)	(0.31)	—	(0.50)	(0.81)	7.75	5,845	(17.72)	0.50	0.51	2.81	31
C Shares
Period Ended September 30, 2013^	11.00	—	(d)	0.42	0.42	—	—	—	—	11.42	14,139	3.73	1.22	1.22	0.04	4
Year Ended March 31, 2013	10.69	0.06		0.54	0.60	(0.12)	—	(0.17)	(0.29)	11.00	14,106	5.69	1.20	1.21	0.56	29
Year Ended March 31, 2012	10.52	0.10	(d)	0.27	0.37	(0.18)	—	(0.02)	(0.20)	10.69	15,028	3.60	1.20	1.22	0.95	38
Year Ended March 31, 2011	9.77	0.09	(d)	0.90	0.99	(0.24)	—	—	(0.24)	10.52	15,252	10.29	1.20	1.23	0.95	33
Year Ended March 31, 2010	7.72	0.11		2.07	2.18	(0.13)	—	—	(0.13)	9.77	15,431	28.31	1.19	1.21	1.21	21
Year Ended March 31, 2009	10.34	0.20		(2.07)	(1.87)	(0.25)	—	(0.50)	(0.75)	7.72	12,405	(18.34)	1.20	1.20	2.08	31

^	Unaudited.

(a)	Total return excludes sales charge. Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	Not annualized for periods less than one year.

(d)	Per share data calculated using average shares outstanding method.

(e)	Rounds to less than $0.01 per share.

(f)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) on the Statements of Operations for the year ended March 31, 2012, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(g)	The Fund and its shareholders indirectly bear a pro rata share of the acquired fund fees and expenses incurred by the underlying investment companies in which the Fund is invested. The expense ratios do not include such acquired fund fees and expenses.

Amounts designated as “—” are $0 or have rounded to $0.

See Notes to Financial Highlights and Notes to Financial Statements.

52

NOTES TO FINANCIAL STATEMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

1.	Organization

The RidgeWorth Funds (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is authorized to issue an unlimited number of shares without par value. The financial statements presented herein are those of the Aggressive Growth Stock Fund, International Equity Fund, International Equity Index Fund, Large Cap Growth Stock Fund, Large Cap Value Equity Fund, Mid-Cap Value Equity Fund, Select Large Cap Growth Stock Fund, Small Cap Growth Stock Fund, Small Cap Value Equity Fund, Aggressive Growth Allocation Strategy, Conservative Allocation Strategy, Growth Allocation Strategy and Moderate Allocation Strategy (each, a “Fund” and collectively, the “Funds”).

The Aggressive Growth Stock Fund, International Equity Fund and International Equity Index Fund offer I Shares and A Shares. The Large Cap Growth Stock Fund, Large Cap Value Equity Fund, Mid-Cap Value Equity Fund, Select Large Cap Growth Stock Fund, Small Cap Growth Stock Fund, Small Cap Value Equity Fund, Aggressive Growth Allocation Strategy, Conservative Allocation Strategy, Growth Allocation Strategy and Moderate Allocation Strategy offer I Shares, A Shares and C Shares.

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held. Each class of shares has identical rights and privileges except with respect to fees paid under the Distribution and Service Plan, voting rights on matters affecting a single class of shares and sales charges. The A Shares of the Funds (except Conservative Allocation Strategy) have a maximum sales charge on purchases of 5.75% as a percentage of original purchase price. Conservative Allocation Strategy A Shares have a maximum sales charge on purchases of 4.75% as a percentage of original purchase price. Certain purchases of A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge (“CDSC”) of 0.75%, if redeemed within two years of purchase. The deferred sales charge may be waived from time to time for certain broker-dealers that waive payment of compensation to them. The C Shares have a maximum CDSC of 1.00% as a percentage of either the original purchase price or the next calculated price after the Funds receive a redemption request, whichever is less, if shares are redeemed within one year of purchase. There is no sales charge on purchases of I shares.

The Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.	Significant Accounting Policies

The following are significant accounting policies consistently followed by the Funds which are in conformity with accounting principles generally accepted in the U.S. (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation — Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The prices are provided by independent pricing vendors approved by the Board of Trustees of the Trust (the “Board”).

The Funds, in accordance with GAAP, have adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

•	Level 1 — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in underlying funds and money market funds are valued at their net asset value (“NAV”) daily and are classified as Level 1 prices.

53

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

•	Level 2 — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain asset and mortgage products, less liquid listed equities, and state, municipal and provincial obligations.

•	Level 3 — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its NAV, each of the Funds values these securities in accordance with the Pricing and Valuation Procedures approved by the Board. The Pricing and Valuation Procedures are performed and monitored by a Valuation Committee (the “Committee”) designated by the Board. Some of the more common reasons which may necessitate that a security be fair valued in accordance with the Pricing and Valuation Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is fair valued in accordance with the Pricing and Valuation Procedures, the Committee determines the value after taking into consideration relevant information reasonably available to the Committee. Under the Pricing and Valuation Procedures, such securities may be considered Level 2 or Level 3 in the fair value hierarchy. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value and such securities are considered Level 2 in the fair value hierarchy. Certain Funds hold securities or other assets that are denominated in a foreign currency. The Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time) when valuing such assets.

The assets of Aggressive Growth Allocation Strategy, Conservative Allocation Strategy, Growth Allocation Strategy and Moderate Allocation Strategy (the “Allocation Strategies”) consist of investments in other funds including affiliated funds (See Note 7), which are valued at their respective daily net asset values. Recognition of net investment income by the Allocation Strategies is affected by the timing of the declaration of dividends by the other Funds in which the Allocation Strategies invest. Also, in addition to the Allocation Strategies’ direct expenses, shareholders bear a proportionate share of the underlying Funds’ expenses.

54

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

The following is a summary of the inputs used in valuing the Funds’ assets and liabilities carried at fair value as of September 30, 2013:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Aggressive Growth Stock Fund
Assets
Common Stocks[1]	$31,870,756	$—	$—		$31,870,756
Money Market Fund	830,243	—	—		830,243

Total Investments	32,700,999	—	—		32,700,999

International Equity Fund
Assets
Common Stocks[1]	16,880,619	11,677,083	—		28,557,702
Preferred Stock[1]	469,347	—	—		469,347
Short-Term Investment	—	242,400	—		242,400
Money Market Fund	907,592	—	—		907,592

Total Investments	18,257,558	11,919,483	—		30,177,041

International Equity Index Fund
Assets
Common Stocks[1]	28,118,664	25,986,577	0	[2]	54,105,241
Preferred Stocks[1]	511,087	—	—		511,087
Rights[1]	8,936	—	0	[2]	8,936
Exchange Traded Funds	2,116,014	—	—		2,116,014
Trust	11,433	—	—		11,433
Short-Term Investment	—	295,020	—		295,020
Money Market Fund	70,194	—	—		70,194

Total Investments	30,836,328	26,281,597	0	[2]	57,117,925

Large Cap Growth Stock Fund
Assets
Common Stocks[1]	272,571,877	—	—		272,571,877
Short-Term Investment	—	180,150	—		180,150
Money Market Fund	3,473,480	—	—		3,473,480

Total Investments	276,045,357	180,150	—		276,225,507

Large Cap Value Equity Fund
Assets
Common Stocks[1]	1,885,658,200	—	—		1,885,658,200
Short-Term Investment	—	15,155,000	—		15,155,000
Money Market Fund	47,808,582	—	—		47,808,582

Total Investments	1,933,466,782	15,155,000	—		1,948,621,782

Mid-Cap Value Equity Fund
Assets
Common Stocks[1]	3,160,420,080	—	—		3,160,420,080
Short-Term Investment	—	105,256,275	—		105,256,275
Money Market Fund	139,312,225	—	—		139,312,225

Total Investments	3,299,732,305	105,256,275	—		3,404,988,580

Select Large Cap Growth Stock Fund
Assets
Common Stocks[1]	28,987,556	—	—		28,987,556
Money Market Fund	870,014	—	—		870,014

Total Investments	29,857,570	—	—		29,857,570

55

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Small Cap Growth Stock Fund
Assets
Common Stocks[1]	$193,685,658	$—	$—	$193,685,658
Short-Term Investment	—	24,603,468	—	24,603,468
Money Market Fund	4,102,168	—	—	4,102,168

Total Investments	197,787,826	24,603,468	—	222,391,294

Small Cap Value Equity Fund
Assets
Common Stocks[1]	1,739,289,003	—	—	1,739,289,003
Money Market Fund	13,031,649	—	—	13,031,649

Total Investments	1,752,320,652	—	—	1,752,320,652

Aggressive Growth Allocation Strategy
Assets
Equity Funds	15,590,147	—	—	15,590,147
Fixed Income Funds	2,578,543	—	—	2,578,543
Exchange Traded Funds	3,185,317	—	—	3,185,317
Money Market Fund	201,841	—	—	201,841

Total Investments	21,555,848	—	—	21,555,848

Conservative Allocation Strategy
Assets
Equity Funds	17,547,888	—	—	17,547,888
Fixed Income Funds	35,388,220	—	—	35,388,220
Exchange Traded Funds	5,291,557	—	—	5,291,557
Money Market Fund	600,801	—	—	600,801

Total Investments	58,828,466	—	—	58,828,466

Growth Allocation Strategy
Assets
Equity Funds	40,834,774	—	—	40,834,774
Fixed Income Funds	14,349,184	—	—	14,349,184
Exchange Traded Funds	8,983,108	—	—	8,983,108
Money Market Fund	613,152	—	—	613,152

Total Investments	64,780,218	—	—	64,780,218

Moderate Allocation Strategy
Assets
Equity Funds	75,434,066	—	—	75,434,066
Fixed Income Funds	67,735,373	—	—	67,735,373
Exchange Traded Funds	17,699,554	—	—	17,699,554
Money Market Fund	1,610,813	—	—	1,610,813

Total Investments	162,479,806	—	—	162,479,806

[1]	Please see the Schedule of Portfolio Investments for Sector or Country Classifications.
[2]	As of September 30, 2013, the securities designated as Level 3 were fair valued using significant unobservable inputs under procedures adopted by the Board. Such valuations were based on a review of inputs such as, but not limited to, similar securities, company specific financial information, and company specific news. Each of these securities are new Board fair valued securities for the year ended March 31, 2013. The Level 3 securities comprised 0.0% of net assets of each Fund. As such, the Level 3 roll forward and change in unrealized appreciation (depreciation) of Level 3 securities held at year end have not been presented.

56

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

The Funds’ policy is to disclose transfers between levels based on valuations at the end of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Pricing and Valuation Procedures. This may result in movements between Level 1 and Level 2 throughout the period. At September 30, 2013, securities valued at $9,592,959 and $25,559,219 were transferred from Level 1 to Level 2 pursuant to the Pricing and Valuation Procedures for International Equity Index Fund and International Equity Index Fund, respectively.

(b) Security Transactions and Investment Income — Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount over the life of the securities, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date or as soon as practicable after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Funds may halt any additional interest income accruals and consider the Funds’ ability to realize interest accrued up to the date of default or credit event.

(c) Distributions to Shareholders — Distributions from net investment income of each of the Fund are declared quarterly to shareholders of record, and are paid quarterly, except for the International Equity Fund and the International Equity Index Fund for which distributions are declared and paid annually. Distributions of net realized capital gains, if any, are declared at least annually. Distributions to shareholders from each of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Expenses and Share Class Accounting — Expenses that are directly related to a specific Fund are charged to that Fund. Other operating expenses of the Trust are allocated pro-rata to the Funds on the basis of relative net assets or another appropriate basis. Investment income, common expenses, and realized/unrealized capital gains (losses) on investments are allocated to the various share classes of the Funds on the basis of relative daily net assets of each share class. Fees relating to a specific share class are charged directly to the share class.

(e) Forward Foreign Currency Contracts — Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. The Funds did not hold any forward foreign currency contracts during the period ended September 30, 2013.

(f) Derivative Instruments — Certain Funds may enter into derivative contracts for purposes of pursuing their investment objectives, to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks. The Funds did not hold any derivative instruments during the period ended September 30, 2013.

(g) Foreign Currency Translation — Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates, as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time), on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

57

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

The Funds do not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments and foreign currencies.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the amount actually received.

(h) Securities Lending — Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed either (i) 50% of the sum of the market value of all securities of the Fund and the market value of securities purchased with cash collateral or (ii) 33.33% of the total market value of all securities of the Fund. No Fund will lend portfolio securities to its investment adviser, subadviser, or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities are required to be fully collateralized by cash, letters of credit or U.S. government securities. The initial value of the collateral must be at least 102% of the market value of the securities loaned, if the securities loaned are U.S. securities (105% for non-U.S. securities); and maintained in an amount equal to at least 100% (103% for non-U.S. securities) thereafter. However, due to market fluctuations during the day, the value of securities loaned on a particular day may exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks; including the risk that a Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities. A fee will be obtained from the borrower if letters of credit or U.S. government securities are used as collateral.

The cash collateral received is aggregated in a joint account by the Funds, providing RidgeWorth Investments a pool of cash to invest in short-term investments that have a remaining maturity of 397 days or less. The Funds are joint participants with other affiliated Funds of the Trust that are not presented in this report. At September 30, 2013, the cash collateral received by the Funds was pooled and invested in the following securities. Each of the Funds participating in securities lending at September 30, 2013 owned a pro-rata portion of the assets and liabilities listed below:

	Shares	Value
JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.01%	102,467,056	$102,467,056
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.00%	247,551,381	247,551,381

Total Investments (Cost $350,018,437)		350,018,437
Amount due to Lending Agent		(25,185)

Net Investment Value		$349,993,252

The following Funds paid securities lending fees to the lending agent during the period ended September 30, 2013, which have been netted against Income from Securities Lending on the Statements of Operations. These fees are presented below:

Fund	Fee
International Equity Fund	$22,785
International Equity Index Fund	17,704
Large Cap Growth Stock Fund	185
Large Cap Value Equity Fund	2,918
Mid-Cap Value Equity Fund	65,287
Select Large Cap Growth Stock Fund	62
Small Cap Growth Stock Fund	18,849

58

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

(i) Real Estate Investment Trusts — Certain Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made in the following year. The Funds record as dividend income the amount re-characterized as ordinary income and as realized gain the amount re-characterized as long-term capital gain in the Statements of Operations, and the amount re-characterized as a return of capital as a reduction to the cost of investments in the Statements of Assets and Liabilities and in the Schedules of Portfolio Investments. These re-characterizations are reflected in the accompanying financial statements.

(j) Restricted Securities — Certain Funds’ investments are restricted as to resale. All of these restricted securities have been deemed liquid by the Funds’ Investment Adviser based upon procedures approved by the Board unless stated otherwise on the Funds’ Schedules of Portfolio Investments. As of September 30, 2013, the Funds’ did not have any restricted securities.

(k) Foreign Investment Risks — Certain Funds may invest in securities of foreign issuers in various countries. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers, including governments, in emerging market countries may be more precarious than in other countries. As a result, there may to be an increased risk of price volatility associated with a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Please refer to each Fund’s prospectus for additional risk that may be associated with the Funds.

(l) Federal and Other Taxes — It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2013, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(m) Reclassification — GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

3.	Investment Adviser and Other Service Providers

Investment Adviser — RidgeWorth Investments (“Investment Adviser”), a majority subsidiary of SunTrust Banks, Inc. (“SunTrust”), serves as the investment adviser to the Funds. The Trust and the Investment Adviser have entered into an investment advisory agreement (“Advisory Agreement”). The Investment Adviser is a money–management holding company with multiple style-focused investment boutiques (“Subadvisers”). The Subadvisers for each of the Funds, other than the Allocation Strategies, which are not subadvised, are as follows: Ceredex Value Advisors

59

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

LLC serves as the Subadviser for the Large Cap Value Equity Fund, Mid-Cap Value Equity Fund and Small Cap Value Equity Fund; Certium Asset Management LLC serves as the Subadviser for the International Equity Fund and International Equity Index Fund; Silvant Capital Management LLC serves as the Subadviser for the Large Cap Growth Stock Fund, Select Large Cap Growth Stock Fund and Small Cap Growth Stock Fund. Zevenbergen Capital Investments LLC serves as the Subadviser for the Aggressive Growth Stock Fund; and Zevenbergen Capital Investments LLC is a minority-owned subsidiary of the Investment Adviser. Each of the other Subadvisers is a wholly-owned subsidiary of the Investment Adviser. The Investment Adviser pays the Subadvisers out of the investment advisory fees it receives from the Funds.

Under the terms of the Advisory Agreement, the Funds are charged annual advisory fees, which are computed daily and paid monthly based upon average daily net assets. Breakpoints are used in computing the overall annual advisory fee. The maximum annual advisory fee is charged on average daily net assets of each Fund up to $500 million. A discount of 5% applies on the next $500 million, a discount of 10% applies on the next $4 billion, and a discount of 15% applies on amounts over $5 billion. Fee rates for the period ended September 30, 2013 were as follows:

Fund	Maximum Annual Advisory Fee	Discounted Annual Advisory Fee	Advisory Fees Waived/Expense Reimbursed	Net Annual Fees Paid*
Aggressive Growth Stock Fund	0.85%	0.85%	(0.20)%	0.65%
International Equity Fund	0.90	0.90	(0.04)	0.86
International Equity Index Fund	0.45	0.45	(0.41)	0.04
Large Cap Growth Stock Fund	0.70	0.70	(0.04)	0.66
Large Cap Value Equity Fund	0.70	0.66	(0.12)	0.54
Mid-Cap Value Equity Fund	0.75	0.69	(0.01)	0.68
Select Large Cap Growth Stock Fund	0.70	0.70	(0.01)	0.69
Small Cap Growth Stock Fund	0.85	0.85	(0.02)	0.83
Small Cap Value Equity Fund	0.85	0.80	—	0.80
Aggressive Growth Allocation Strategy	0.10	0.10	(0.36)	—
Conservative Allocation Strategy	0.10	0.10	(0.08)	0.02
Growth Allocation Strategy	0.10	0.10	(0.14)	—
Moderate Allocation Strategy	0.10	0.10	(0.04)	0.06

*	Aggregate annual fees paid to the Investment Adviser, who pays the applicable Subadviser a portion of the fees for its services to the Funds.

Amounts designated as “—” are 0%.

The Investment Adviser and the applicable Subadviser have contractually agreed, until at least August 1, 2014, to waive fees and/or reimburse expenses for each of the following Funds to the extent necessary to maintain each Fund’s total annual fund operating expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, interest expense, extraordinary expenses and indirect expenses attributable to the Fund’s investment in other funds), expressed as a percentage of average daily net assets, as noted below:

	Contractual Expense Limitations August 1,2013 to September 30, 2013
Fund	I Shares	A Shares	C Shares
Aggressive Growth Stock Fund	1.29%	1.50%	N/A	%
International Equity Fund	1.37	1.57	N/A
International Equity Index Fund*	0.68	1.02	N/A
Large Cap Growth Stock Fund*	0.90	1.20	1.90
Large Cap Value Equity Fund*	0.90	1.20	1.90
Mid-Cap Value Equity Fund*	1.10	1.35	1.95
Select Large Cap Growth Stock Fund*	1.09	1.37	2.09
Small Cap Growth Stock Fund*	1.24	1.52	2.24
Small Cap Value Equity Fund	1.31	1.55	2.15
Aggressive Growth Allocation Strategy	0.50	0.70	1.30

60

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

	Contractual Expense Limitations August 1, 2013 to September 30, 2013
Fund	I Shares	A Shares	C Shares
Conservative Allocation Strategy	0.30	0.60	1.30
Growth Allocation Strategy	0.50	0.70	1.30
Moderate Allocation Strategy	0.50	0.70	1.30

*	For the period April 1, 2013 to July 31, 2013 the Contractual Expense Limitations were as follows:

Fund	I Shares	A Shares	C Shares
International Equity Fund	1.37%	1.67%	N/A	%
International Equity Index Fund	0.76	1.02	N/A
Large Cap Growth Stock Fund	1.16	1.40	2.10
Large Cap Value Equity Fund	0.93	1.18	1.88
Mid-Cap Value Equity Fund	1.14	1.35	1.95
Select Large Cap Growth Stock Fund	1.09	1.39	2.09
Small Cap Growth Stock Fund	1.33	1.60	2.25

Under the Expense Limitation Agreement, the Investment Adviser may retain the difference between the Contractual Expense Limitations identified above and the actual total expenses to recapture any of its prior contractual waivers or reimbursements at a date not to exceed three years from the date of such waivers or reimbursements. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the annualized total expense ratio to exceed the contractual expense limitation in place at that time. During the period ended September 30, 2013, the Investment Adviser did not recapture any of its prior contractual waivers or reimbursements. As of September 30, 2013, the cumulative potential recoupments recoverable pursuant to this agreement are as follows:

	Expires
Fund	2014	2015	2016	2017
Aggressive Growth Stock	$—	$—	$109	$22,431
International Equity Index	—	—	6,331	22,398
Large Cap Value Equity	—	—	91,324	1,155,056
Mid-Cap Value Equity	—	—	73,322	118,527
Small Cap Value Equity	—	—	86	—
Aggressive Growth Allocation Strategy	88,530	63,460	41,857	41,544
Conservative Allocation Strategy	93,778	75,713	37,402	24,613
Growth Allocation Strategy	73,522	42,458	35,202	45,929
Moderate Allocation Strategy	43,102	34,791	12,573	32,634

Amounts designated as “—” are $0.

Fund Accounting, Custody, Administration, and Transfer Agency — State Street Bank and Trust Company (“State Street Bank”) serves as the fund accounting agent and custodian for the Trust pursuant to a Master Custodian Agreement. The custodian is responsible for the safekeeping of the assets of the Funds and the fund accounting agent is responsible for calculating the Funds’ NAVs. State Street Bank, as the Funds’ custodian and fund accounting agent, is paid on the basis of net assets and transaction costs of the Funds. State Street Bank also serves as the administrator for the Trust pursuant to an administration agreement. State Street Bank, as the Funds’ administrator, is paid on the basis of net assets of the RidgeWorth Funds which are allocated among the series of the Trust, on the basis of relative net assets.

Boston Financial Data Services, Inc. (“BFDS”) serves as the transfer agent to the Trust pursuant to a Transfer Agency and Service Agreement. BFDS is paid on the basis of net assets, per account fees and certain transaction costs.

Custodian Credits — The Funds have an agreement with their custodian under which custody fees may be reduced by balance credits. These credits, if any, are shown as a reduction of total expenses on the Statements of Operations.

61

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Distribution — The Trust and RidgeWorth Distributors LLC (the “Distributor”) are parties to a Distribution Agreement.

In addition, with respect to the A Shares and C Shares, the Distributor receives amounts, pursuant to a Distribution and Service Plan, based upon average daily net assets of each respective class, which are computed daily and paid monthly. For the period ended September 30, 2013, the Distributor did not retain any of the front end sales charges assessed on the sale of Class A Shares. For the period ended September 30, 2013, the Distributor did not retain any commissions from contingent deferred sales charges assessed on the redemption of Class C Shares. These fees, expressed as a percentage of average daily net assets, for the period ended September 30, 2013, were as follows:

Fund	A Share Distribution and Service Fee	C Share Distribution and Service Fee
Aggressive Growth Stock Fund	0.30%	N/A	%
International Equity Fund	0.30	N/A
International Equity Index Fund	0.30	N/A
Large Cap Growth Stock Fund	0.30	1.00
Large Cap Value Equity Fund	0.30	1.00
Mid-Cap Value Equity Fund	0.30	1.00
Select Large Cap Growth Stock Fund	0.30	1.00
Small Cap Growth Stock Fund	0.30	1.00
Small Cap Value Equity Fund	0.30	1.00
Aggressive Growth Allocation Strategy	0.30	1.00
Conservative Allocation Strategy	0.30	1.00
Growth Allocation Strategy	0.30	1.00
Moderate Allocation Strategy	0.30	1.00

Shareholder Servicing Fees — The Funds have adopted a shareholder services fee for the I Shares and A Shares. Each of these Funds (or class thereof, as the case may be) may pay to financial institutions that provide certain services to the Funds a services fee. The services under each of these Plans may include, among others, providing general shareholder liaison services (including responding to shareholder inquiries), providing information on shareholder investments, and establishing and maintaining shareholder accounts and records. The Funds may pay a fee under the Plan up to an annual rate of 0.40% (except for Conservative Allocation Strategy which may pay 0.20%) of average daily net assets of a Fund’s I Shares or A Shares.

Other Fees — The Investment Adviser provides compliance and certain administrative services to the Trust to ensure compliance with applicable laws and regulations. For the year ended September 30, 2013, the Investment Adviser was paid $ 777,618 for these services. Foreside Compliance Services, LLC (“FCS”) an affiliate of the Distributor, provides an Anti-Money Laundering Officer/ Identity Theft Prevention Officer (“AML Officer”) to the Trust. Fees paid to FCS pursuant to these agreements are reflected on the Statements of Operations as a component of the caption “Other Fees”.

FCS nor any of their officers or employees who serve as an officer of the Trust, has any role in determining the Funds’ investment policies or which securities are to be purchased or sold by the Trust or its Funds. Certain officers or employees of FCS are also officers of the Trust.

Certain officers of the Trust are also officers or employees of the Investment Adviser, FCS and/or the administrator. Such officers receive no fees from the Trust for serving as officers of the Trust.

Each of the Trustees receives an annual retainer and an additional fee for each meeting attended, plus reimbursement for certain expenses incurred. Trustees receive an additional fee for attendance at committee meetings. Information on the aggregate remuneration paid to the Trustees can be found on the Statements of Operations.

62

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

4.	Capital Stock Transactions

Transactions in capital shares and dollars for the year ended March 31, 2013 and the period ended September 30, 2013 were as follows:

	Shares Issued	Shares Issued- Merger	Shares Reinvested	Shares Redeemed	Net Increase (Decrease) in Shares Outstanding	Proceeds from Shares Issued	Issued- Merger	Dividends Reinvested	Cost of Shares Redeemed	Change in Net Assets from Capital Transactions
Aggressive Growth Stock Fund

I Shares
9/30/2013	546,224	—	—	(300,382)	245,842	$10,820,885	$—	$—	$(5,567,021)	$5,253,864
3/31/2013	788,384	557,942	33,966	(5,894,902)	(4,514,610)	11,308,991	8,812,408	516,966	(87,762,071)	(67,123,706)

A Shares
9/30/2013	121,126	—	—	(27,724)	93,402	2,322,159	—	—	(477,188)	1,844,971
3/31/2013	59,421	211,048	8,544	(287,462)	(8,449)	850,407	3,249,658	126,281	(4,108,929)	117,417

International Equity Fund

I Shares
9/30/2013	129,710	—	86,974	(21,639,209)	(21,422,525)	1,601,088	—	1,073,258	(269,519,965)	(266,845,619)
3/31/2013	304,538	—	416,386	(1,649,890)	(928,966)	3,324,959	—	4,701,003	(18,175,126)	(10,149,164)

A Shares
9/30/2013	58	—	1,104	(32,010)	(30,848)	688	—	13,483	(379,113)	(364,942)
3/31/2013	46,148	—	6,677	(173,706)	(120,881)	456,522	—	74,655	(1,832,975)	(1,301,798)

International Equity Index Fund

I Shares
9/30/2013	1,343,650	—	9,003,539	(22,892,165)	(12,544,976)	12,368,557	—	77,250,367	(197,812,300)	(108,193,376)
3/31/2013	4,332,693	—	1,348,589	(16,251,788)	(10,570,506)	48,282,851	—	15,845,914	(189,428,895)	(125,300,130)

A Shares
9/30/2013	31,438	—	102,747	(27,659)	106,526	275,042	—	871,293	(254,033)	892,302
3/31/2013	40,234	—	9,776	(48,644)	1,366	462,359	—	114,083	(553,606)	22,836

Large Cap Growth Stock Fund

I Shares
9/30/2013	1,393,486	—	—	(2,239,900)	(846,414)	11,917,879	—	—	(19,479,831)	(7,561,952)
3/31/2013	8,762,312	3,492,724	6,542,464	(18,751,521)	45,979	79,445,415	28,329,532	60,617,967	(182,678,497)	(14,285,583)

A Shares
9/30/2013	532,084	—	—	(755,841)	(223,757)	3,963,643	—	—	(5,761,362)	(1,797,719)
3/31/2013	158,522	2,081,782	2,317,669	(616,140)	3,941,833	1,681,719	14,767,859	18,358,150	(6,317,343)	28,490,385

C Shares
9/30/2013	35,207	—	—	(398,502)	(363,295)	208,650	—	—	(2,358,578)	(2,149,928)
3/31/2013	132,952	2,887,824	1,226,477	(358,038)	3,889,215	1,079,328	16,103,232	7,826,769	(3,007,801)	22,001,528

Large Cap Value Equity Fund

I Shares
9/30/2013	11,869,208	—	—	(13,526,177)	(1,656,969)	197,001,343	—	—	(224,917,829)	(27,916,486)
3/31/2013	25,077,003	—	1,207,277	(78,972,114)	(52,687,834)	354,165,533	—	16,765,852	(1,086,885,991)	(715,954,606)

A Shares
9/30/2013	3,447,868	—	—	(1,790,197)	1,657,671	56,519,181	—	—	(29,676,316)	26,842,865
3/31/2013	5,227,404	—	233,944	(4,154,538)	1,306,810	72,308,180	—	3,234,975	(57,728,124)	17,815,031

C Shares
9/30/2013	42,155	—	—	(66,130)	(23,975)	693,132	—	—	(1,061,214)	(368,082)
3/31/2013	27,761	—	9,206	(235,035)	(198,068)	386,924	—	125,947	(3,174,972)	(2,662,101)

Mid-Cap Value Equity Fund

I Shares
9/30/2013	38,614,329	—	—	(17,114,875)	21,499,454	523,003,452	—	—	(232,741,100)	290,262,352
3/31/2013	62,732,655	—	1,925,608	(50,367,052)	14,291,211	719,919,716	—	22,073,312	(555,762,209)	186,230,819

A Shares
9/30/2013	7,392,338	—	—	(5,644,122)	1,748,216	99,595,487	—	—	(76,475,800)	23,119,687
3/31/2013	11,406,198	—	461,060	(13,492,122)	(1,624,864)	129,440,290	—	5,246,696	(150,886,423)	(16,199,437)

C Shares
9/30/2013	1,215,102	—	—	(259,817)	955,285	16,179,901	—	—	(3,440,216)	12,739,685
3/31/2013	995,372	—	28,006	(701,152)	322,226	11,399,374	—	318,911	(7,728,920)	3,989,365

63

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

	Shares Issued	Shares Issued- Merger	Shares Reinvested	Shares Redeemed	Net Increase (Decrease) in Shares Outstanding	Proceeds from Shares Issued	Issued- Merger	Dividends Reinvested	Cost of Shares Redeemed	Change in Net Assets from Capital Transactions
Select Large Cap Growth Stock Fund

I Shares
9/30/2013	15,571	—	—	(270,948)	(255,377)	$412,742	$—	$—	$(7,654,502)	$(7,241,760)
3/31/2013	37,628	—	190,215	(509,604)	(281,761)	1,203,212	—	4,850,470	(15,353,795)	(9,300,113)

A Shares
9/30/2013	4,363	—	—	—	4,363	121,300	—	—	—	121,300
3/31/2013	83	—	6,442	(1,257)	5,268	2,453	—	160,161	(33,901)	128,713

C Shares
9/30/2013	942	—	—	(52,833)	(51,891)	22,322	—	—	(1,261,847)	(1,239,525)
3/31/2013	4,832	—	140,854	(78,515)	67,171	135,280	—	3,029,774	(2,037,254)	1,127,800

Small Cap Growth Stock Fund

I Shares
9/30/2013	1,519,780	—	—	(1,872,364)	(352,584)	25,829,576	—	—	(31,638,445)	(5,808,869)
3/31/2013	2,798,661	—	2,789,975	(11,396,095)	(5,807,459)	45,926,399	—	42,259,903	(180,400,770)	(92,214,468)

A Shares
9/30/2013	33,404	—	—	(93,360)	(59,956)	530,084	—	—	(1,441,776)	(911,692)
3/31/2013	60,266	—	149,202	(122,170)	87,298	903,912	—	2,088,761	(1,867,429)	1,125,244

C Shares
9/30/2013	572	—	—	(45,395)	(44,823)	7,207	—	—	(557,477)	(550,270)
3/31/2013	4,954	—	143,157	(158,324)	(10,213)	64,955	—	1,652,832	(2,090,516)	(372,729)

Small Cap Value Equity Fund

I Shares
9/30/2013	8,430,452	—	—	(10,301,434)	(1,870,982)	133,919,008	—	—	(165,205,095)	(31,286,087)
3/31/2013	29,517,746	—	3,934,578	(27,033,313)	6,419,011	394,490,003	—	54,130,475	(368,373,204)	80,247,274

A Shares
9/30/2013	1,058,329	—	—	(1,459,344)	(401,015)	16,376,858	—	—	(22,971,013)	(6,594,155)
3/31/2013	2,673,326	—	502,626	(3,692,806)	(516,854)	36,010,599	—	6,803,700	(49,797,465)	(6,983,166)

C Shares
9/30/2013	48,380	—	—	(205,187)	(156,807)	721,533	—	—	(3,055,471)	(2,333,938)
3/31/2013	242,514	—	96,752	(786,699)	(447,433)	3,113,186	—	1,253,054	(10,175,062)	(5,808,822)

Aggressive Growth Allocation Strategy

I Shares
9/30/2013	128,071	—	—	(500,171)	(372,100)	1,169,656	—	—	(4,667,103)	(3,497,447)
3/31/2013	350,315	—	21,814	(531,727)	(159,598)	2,953,940	—	182,013	(4,430,143)	(1,294,190)

A Shares
9/30/2013	18,770	—	—	(11,995)	6,775	171,333	—	—	(110,287)	61,046
3/31/2013	31,340	—	4,364	(163,451)	(127,747)	259,482	—	36,257	(1,351,281)	(1,055,542)

C Shares
9/30/2013	1,371	—	—	(12,330)	(10,959)	12,300	—	—	(108,788)	(96,488)
3/31/2013	4,422	—	431	(21,962)	(17,109)	35,875	—	3,554	(180,543)	(141,114)

Conservative Allocation Strategy

I Shares
9/30/2013	293,867	—	—	(358,268)	(64,401)	3,700,823	—	—	(4,513,305)	(812,482)
3/31/2013	1,022,598	—	50,141	(648,506)	424,233	12,555,695	—	613,108	(7,992,721)	5,176,082

A Shares
9/30/2013	53,576	—	—	(153,817)	(100,241)	673,121	—	—	(1,935,519)	(1,262,398)
3/31/2013	275,304	—	45,505	(952,163)	(631,354)	3,384,054	—	556,374	(11,592,246)	(7,651,818)

C Shares
9/30/2013	170,434	—	—	(153,996)	16,438	2,119,300	—	—	(1,914,663)	204,637
3/31/2013	399,970	—	26,155	(206,682)	219,443	4,893,645	—	317,879	(2,528,423)	2,683,101

64

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

	Shares Issued	Shares Issued- Merger	Shares Reinvested	Shares Redeemed	Net Increase (Decrease) in Shares Outstanding	Proceeds from Shares Issued	Issued- Merger	Dividends Reinvested	Cost of Shares Redeemed	Change in Net Assets from Capital Transactions
Growth Allocation Strategy

I Shares
9/30/2013	431,133	—	—	(943,207)	(512,074)	$4,976,294	$—	$—	$(10,956,270)	$(5,979,976)
3/31/2013	1,299,488	—	69,802	(1,834,564)	(465,274)	13,790,952	—	737,347	(19,498,083)	(4,969,784)

A Shares
9/30/2013	30,768	—	—	(56,160)	(25,392)	351,153	—	—	(649,370)	(298,217)
3/31/2013	58,650	—	11,031	(316,332)	(246,651)	624,908	—	116,319	(3,380,801)	(2,639,574)

C Shares
9/30/2013	26,670	—	—	(16,769)	9,901	312,208	—	—	(191,230)	120,978
3/31/2013	19,707	—	1,761	(53,088)	(31,620)	207,384	—	18,512	(555,888)	(329,992)

Moderate Allocation Strategy

I Shares
9/30/2013	941,854	—	—	(2,405,818)	(1,463,964)	10,612,066	—	—	(26,887,611)	(16,275,545)
3/31/2013	3,122,940	—	413,981	(3,326,842)	210,079	33,410,361	—	4,414,077	(36,008,340)	1,816,098

A Shares
9/30/2013	71,951	—	—	(166,634)	(94,683)	809,962	—	—	(1,884,279)	(1,074,317)
3/31/2013	98,860	—	54,504	(277,543)	(124,179)	1,059,492	—	580,399	(2,975,776)	(1,335,885)

C Shares
9/30/2013	50,339	—	—	(93,598)	(43,259)	557,778	—	—	(1,050,694)	(492,916)
3/31/2013	74,145	—	32,577	(230,845)	(124,123)	792,237	—	345,909	(2,449,474)	(1,311,328)

5. Investment Transactions

The cost of security purchases and the proceeds from sales and maturities of securities, excluding securities maturing less than one year from acquisition and U.S. government securities, for the period ended September 30, 2013 were as follows:

Fund	Purchases	Sales and Maturities
Aggressive Growth Stock Fund	$11,146,144	$5,368,573
International Equity Fund	22,058,490	282,233,724
International Equity Index Fund	16,837,180	202,770,204
Large Cap Growth Stock Fund	33,357,986	48,123,738
Large Cap Value Equity Fund	723,917,116	723,524,325
Mid-Cap Value Equity Fund	1,863,848,228	1,528,166,615
Select Large Cap Growth Stock Fund	6,658,312	14,734,795
Small Cap Growth Stock Fund	89,121,844	94,944,872
Small Cap Value Equity Fund	119,573,977	147,794,423
Aggressive Growth Allocation Strategy	1,224,998	4,745,790
Conservative Allocation Strategy	5,700,608	7,381,248
Growth Allocation Strategy	4,465,342	10,504,991
Moderate Allocation Strategy	7,095,167	24,038,843

6.	Federal Income Tax Information

The following information is presented on an income tax basis and takes into consideration differences between amounts for financial statement and income tax purposes. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e., foreign currency transactions and return of capital on securities) such amounts are reclassified within the composition of net assets based on their U.S. federal tax-basis treatment; temporary differences do not require reclassification.

65

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

The cost of investments and aggregate gross unrealized appreciation and depreciation for securities held by the Funds at September 30, 2013 were as follows:

Fund	Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Aggressive Growth Stock Fund	$17,876,348	$14,934,701	$(110,050)	$14,824,651
International Equity Fund	22,308,002	8,098,352	(229,313)	7,869,039
International Equity Index Fund	32,701,579	26,700,495	(2,284,149)	24,416,346
Large Cap Growth Stock Fund	182,039,167	95,334,002	(1,147,662)	94,186,340
Large Cap Value Equity Fund	1,525,638,479	431,556,175	(8,572,872)	422,983,303
Mid-Cap Value Equity Fund	3,049,862,137	432,133,765	(77,007,322)	355,126,443
Select Large Cap Growth Stock	21,150,105	8,723,762	(16,297)	8,707,465
Small Cap Growth Stock Fund	169,010,788	55,118,145	(1,737,639)	53,380,506
Small Cap Value Equity Fund	1,287,893,378	486,129,050	(21,701,776)	464,427,274
Aggressive Growth Allocation Strategy	17,414,425	4,455,511	(314,088)	4,141,423
Conservative Allocation Strategy	55,754,766	4,235,901	(1,162,201)	3,073,700
Growth Allocation Strategy	53,529,043	11,867,305	(616,130)	11,251,175
Moderate Allocation Strategy	142,661,851	21,695,933	(1,877,978)	19,817,955

The tax character of distributions paid to shareholders during the period ended March 31, 2013 was as follows :

	Distributions paid from
Fund	Net Investment Income**	Net Long Term Capital Gains	Return of Capital	Total Distributions Paid*
Aggressive Growth Stock Fund	$—	$2,009,391	$—	$2,009,391
International Equity Fund	5,025,278	—	—	5,025,278
International Equity Index Fund	10,553,137	6,132,178	—	16,685,315
Large Cap Growth Stock Fund	1,385,081	109,806,620	—	111,191,701
Large Cap Value Equity Fund	26,153,792	—	—	26,153,792
Mid-Cap Value Equity Fund	31,008,758	—	—	31,008,758
Select Large Cap Growth Stock Fund	—	8,493,940	—	8,493,940
Small Cap Growth Stock Fund	—	51,737,625	—	51,737,625
Small Cap Value Equity Fund	23,854,316	40,231,084	—	64,085,400
Aggressive Growth Allocation Strategy	229,343	—	—	229,343
Conservative Allocation Strategy	1,277,134	501,787	—	1,778,921
Growth Allocation Strategy	877,476	—	—	877,476
Moderate Allocation Strategy	2,799,033	2,686,735	—	5,485,768

*	Total distributions paid are recognized on a when declared basis for the year ended March 31, 2013.

**	Net Investment income includes taxable market discount income and net short-term capital gains, if any.

Amounts designated as “—” are $0 or have been rounded to $0.

As of March 31, 2013, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Net Unrealized Appreciation**	Loss Carryforwards and Deferrals	Total
Aggressive Growth Stock Fund	$—	$911,947	$10,019,464	$(4,086,617)	$6,844,794
International Equity Fund	1,108,983	—	38,201,971	(291,232,150)	(251,921,196)
International Equity Index Fund	2,880,222	22,829,404	79,101,385	—	104,811,011
Large Cap Growth Stock Fund	432,258	19,467,426	67,850,471	(6,559,495)	81,190,660
Large Cap Value Equity Fund	11,719,010	74,818,189	351,539,050	—	438,076,249
Mid-Cap Value Equity Fund	160,740,166	12,326,520	296,816,083	—	469,882,769

66

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Net Unrealized Appreciation**	Loss Carryforwards and Deferrals	Total
Select Large Cap Growth Stock Fund	$—	$2,189,121	$7,318,252	$(171,799)	$9,335,574
Small Cap Growth Stock Fund	2,718,205	4,084,933	39,394,089	—	46,197,227
Small Cap Value Equity Fund	8,510,324	24,400,936	326,485,688	—	359,396,948
Aggressive Growth Allocation Strategy	5,342	2,296,470	1,985,209	—	4,287,021
Conservative Allocation Strategy	141,819	2,351,443	1,802,341	—	4,295,603
Growth Allocation Strategy	56,060	5,935,728	6,173,922	—	12,165,710
Moderate Allocation Strategy	310,429	11,065,744	12,237,451	—	23,613,624

**	The differences between book-basis and tax-basis unrealized appreciation is attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies, return of capital adjustments, forward contracts marked to market and partnership basis adjustments.

The Funds utilize the provisions of the federal income tax laws that provide for the carryforward of capital losses from prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized in taxable years beginning after December 22, 2010 (“post-enactment”), may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment”). The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of March 31, 2013, the post-enactment accumulated short-term and long-term capital loss carryforwards were as follows:

Fund	Short Term	Long Term	Total
Aggressive Growth Stock Fund*	$2,132,646	$—	$2,132,646
International Equity Fund	2,478,067	—	2,478,067

*	Of the $2,750,901 of capital loss carryforwards acquired on April 27, 2012, in the merger with the RidgeWorth Emerging Growth Stock Fund and subject to limitations as a result of this acquisition, $618,255 of capital loss carryforward was utilized. The remaining $2,132,646 has no expiration date.

As of March 31, 2013, the pre-enactment accumulated capital loss carryforwards and expiration dates were as follows:

	Expires
Fund	2017	2018	Total
Aggressive Growth Stock Fund*	$1,857,837	$—	$1,857,837
International Equity Fund	57,407,718	231,346,365	288,754,083
Large Cap Growth Stock Fund**	6,559,495	—	6,559,495

*	Of the $20,295,452 of capital loss carryforwards acquired on April 27, 2012, in the merger with the RidgeWorth Emerging Growth Stock Fund and subject to limitations as a result of this acquisition, $18,437,615 was written off as capital loss carryforward lost unused. The remaining $1,857,837 will expire in 2017.

**	Of the $136,363,735 of capital loss carryforwards acquired on March 1, 2013, in the merger with the RidgeWorth Large Cap Core Growth Stock Fund and subject to limitations as a result of this acquisition, $129,669,456 was written off as capital loss carryforward lost unused, $134,784 was utilized, and the remaining $6,559,495, will expire in 2017.

During the year ended March 31, 2013, the following Funds utilized capital loss carryforwards as follows:

Fund	Amount
Aggressive Growth Stock Fund	$20,867,404
Large Cap Growth Stock Fund	134,784
Large Cap Value Equity Fund	71,161,454
Mid-Cap Value Equity Fund	57,099,581
Aggressive Growth Allocation Strategy	365,462
Growth Allocation Strategy	579,855

67

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of the Funds’ next taxable year. During the year ended March 31, 2013, the following Funds had net capital losses:

Fund	Amount
Select Large Cap Growth Stock Fund	$134,783

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses, between November 1 and March 31, and late year ordinary losses (i) ordinary losses between January 1 and March 31, and (ii) specified ordinary and currency losses between November 1 and March 31 as occurring on the first day of the following tax year. For the year ended March 31, 2013, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until April 1, 2013.

7.	Investments in Affiliated Issuers

Affiliated holdings are holdings in mutual funds which are managed by the Investment Adviser or an affiliate of the Investment Adviser or which are distributed by an affiliate of the Funds’ distributor. With respect to each Fund, the Investment Adviser was paid an investment advisory fee by the affiliated investments listed beneath its name below. Investments in affiliated issuers at September 30, 2013 were as follows:

Name of Affiliated Issuer	Share Balance at March 31, 2013	Purchases	Sales	Share Balance at September 30, 2013	Value at September 30, 2013	Dividend Income	Realized Gain Distributions	Net Realized Gain (Loss)
Aggressive Growth Allocation Strategy
RidgeWorth Aggressive Growth Stock Fund	2,828	—	2,828	—	$—	$—	$—	$21,902
RidgeWorth Corporate Bond Fund	848	13	232	629	5,545	115	—	(165)
RidgeWorth High Income Fund	35,463	864	16,411	19,916	142,202	6,258	—	1,595
RidgeWorth Intermediate Bond Fund	15,418	6	15,280	144	1,459	63	—	(3,382)
RidgeWorth International Equity Fund	118,661	459	11,159	107,961	1,379,738	5,660	—	7,433
RidgeWorth International Equity Index Fund	2,272	1,171	—	3,443	31,026	181	9,871	—
RidgeWorth Large Cap Growth Stock Fund	554,025	11,719	—	565,744	5,289,704	—	—	—
RidgeWorth Large Cap Value Equity Fund	303,311	7,231	46,697	263,845	4,593,539	—	—	196,922
RidgeWorth Mid-Cap Value Equity Fund	150,309	1,147	18,925	132,531	1,887,242	—	—	69,096
RidgeWorth Seix Floating Rate High Income Fund	17,638	2,605	2,053	18,190	163,531	3,390	—	(67)
RidgeWorth Seix High Yield Fund	26,407	689	12,477	14,619	145,749	6,977	—	626
RidgeWorth Select Large Cap Growth Stock Fund	58,949	—	33,146	25,803	774,872	—	—	56,814
RidgeWorth Small Cap Growth Stock Fund	52,549	619	7,763	45,405	850,445	—	—	19,039
RidgeWorth Small Cap Value Equity Fund	53,752	658	8,398	46,012	783,581	—	—	40,156
RidgeWorth Total Return Bond Fund	253,200	8,717	70,095	191,822	2,006,454	21,209	—	(47,337)

68

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Name of Affiliated Issuer	Share Balance at March 31, 2013	Purchases	Sales	Share Balance at September 30, 2013	Value at September 30, 2013	Dividend Income	Realized Gain Distributions	Net Realized Gain (Loss)
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	18,000	38	6,790	11,248	113,603	387	—	(128)

Total					$18,168,690	$44,240	$9,871	$362,504

Conservative Allocation Strategy
RidgeWorth Aggressive Growth Stock Fund	2,596	—	2,596	—	$—	$—	$—	$19,927
RidgeWorth Corporate Bond Fund	9,381	147	—	9,528	83,941	1,321	—	—
RidgeWorth High Income Fund	322,284	8,973	45,969	285,288	2,036,960	64,863	—	(6,920)
RidgeWorth Intermediate Bond Fund	151,145	225	150,093	1,277	12,897	2,301	—	(10,859)
RidgeWorth International Equity Fund	115,672	5,197	2,046	118,823	1,518,555	5,595	—	222
RidgeWorth International Equity Index Fund	3,727	1,922	—	5,649	50,894	297	16,192	—
RidgeWorth Large Cap Growth Stock Fund	580,122	39,809	—	619,931	5,796,353	—	—	—
RidgeWorth Large Cap Value Equity Fund	308,743	12,632	23,747	297,628	5,181,698	—	—	47,703
RidgeWorth Mid-Cap Value Equity Fund	150,552	3,308	4,459	149,401	2,127,464	—	—	3,566
RidgeWorth Seix Floating Rate High Income Fund	179,449	40,237	—	219,686	1,974,979	36,141	—	—
RidgeWorth Seix High Yield Fund	256,212	6,989	51,270	211,931	2,112,950	70,706	—	(10,876)
RidgeWorth Select Large Cap Growth Stock Fund	53,272	—	18,908	34,364	1,031,956	—	—	(22,921)
RidgeWorth Small Cap Growth Stock Fund	52,478	277	1,742	51,013	955,470	—	—	3,365
RidgeWorth Small Cap Value Equity Fund	53,578	300	1,882	51,996	885,498	—	—	4,772
RidgeWorth Total Return Bond Fund	2,604,637	219,832	212,443	2,612,026	27,321,790	241,199	—	(138,047)
RidgeWorth Institutional U.S. Government Securities Ultra-Short Bond Fund	207,684	24,318	49,358	182,644	1,844,703	5,626	—	968

Total					$52,936,108	$428,049	$16,192	$(109,100)

Growth Allocation Strategy
RidgeWorth Aggressive Growth Stock Fund	5,072	—	5,072	—	$—	$—	$—	$40,529
RidgeWorth Corporate Bond Fund	3,934	62	—	3,996	35,203	554	—	—
RidgeWorth High Income Fund	188,708	4,395	87,331	105,772	755,214	31,840	—	16,116
RidgeWorth Intermediate Bond Fund	66,503	37	66,384	156	1,574	382	—	(428)
RidgeWorth International Equity Fund	303,884	1,159	31,290	273,753	3,498,557	14,300	—	4,829
RidgeWorth International Equity Index Fund	3,790	1,954	—	5,744	51,754	302	16,466	—
RidgeWorth Large Cap Growth Stock Fund	1,376,930	56,981	—	1,433,911	13,407,064	—	—	—

69

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Name of Affiliated Issuer	Share Balance at March 31, 2013	Purchases	Sales	Share Balance at September 30, 2013	Value at September 30, 2013	Dividend Income	Realized Gain Distributions	Net Realized Gain (Loss)
RidgeWorth Large Cap Value Equity Fund	774,279	5,968	84,770	695,477	12,108,257	—	—	352,617
RidgeWorth Mid-Cap Value Equity Fund	378,910	—	30,261	348,649	4,964,757	—	—	108,858
RidgeWorth Seix Floating Rate High Income Fund	79,556	15,125	—	94,681	851,186	15,772	—	—
RidgeWorth Seix High Yield Fund	137,247	3,490	54,429	86,308	860,488	35,340	—	28,176
RidgeWorth Select Large Cap Growth Stock Fund	148,432	—	64,624	83,808	2,516,760	—	—	101,736
RidgeWorth Small Cap Growth Stock Fund	131,660	—	12,871	118,789	$2,224,911	$—	$—	$26,338
RidgeWorth Small Cap Value Equity Fund	134,781	—	13,659	121,122	2,062,714	—	—	44,608
RidgeWorth Total Return Bond Fund	1,149,972	75,900	158,962	1,066,910	11,159,883	102,292	—	(97,876)
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	59,269	16,010	7,394	67,885	685,636	1,702	—	(51)

Total					$55,183,958	$202,484	$16,466	$625,452

Moderate Allocation Strategy
RidgeWorth Corporate Bond Fund	19,956	147	16,684	3,419	$30,121	$1,342	$—	$(4,927)
RidgeWorth High Income Fund	816,510	19,246	334,937	500,819	3,575,850	139,401	—	45,056
RidgeWorth Intermediate Bond Fund	129,271	108	128,087	1,292	13,053	1,121	—	6,635
RidgeWorth International Equity Fund	555,833	2,110	44,203	513,740	6,565,600	26,035	—	(25,216)
RidgeWorth International Equity Index Fund	18,046	9,221	18,371	8,896	80,154	1,424	77,691	833
RidgeWorth Large Cap Growth Stock Fund	2,626,241	35,068	14,833	2,646,476	24,744,547	—	—	(70,944)
RidgeWorth Large Cap Value Equity Fund	1,480,871	—	197,513	1,283,358	22,343,258	—	—	758,467
RidgeWorth Mid-Cap Value Equity Fund	727,258	—	84,559	642,699	9,152,029	—	—	209,154
RidgeWorth Seix Floating Rate High Income Fund	362,831	52,384	—	415,215	3,732,785	70,423	—	—
RidgeWorth Seix High Yield Fund	579,165	14,773	193,945	399,993	3,987,933	149,588	—	63,457
RidgeWorth Select Large Cap Growth Stock Fund	275,025	—	118,766	156,259	4,692,447	—	—	155,547
RidgeWorth Small Cap Growth Stock Fund	246,656	—	29,033	217,623	4,076,077	—	—	36,887
RidgeWorth Small Cap Value Equity Fund	252,549	—	30,590	221,959	3,779,954	—	—	64,914
RidgeWorth Total Return Bond Fund	5,397,450	58,958	412,819	5,043,589	52,755,944	475,329	—	(278,597)
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	281,047	163,115	83,798	360,365	3,639,687	7,396	—	(1,054)

Total					$143,169,439	$872,059	$77,691	$960,212

70

NOTES TO FINANCIAL STATEMENTS  (concluded)

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

8.	Subsequent Events

Management has evaluated subsequent events through the date these financial statements were issued. Management has determined, except as set forth below, that there are no material events that would require disclosure in the Funds’ financial statements through this date.

On November 15, 2013, all of the Funds entered into a committed unsecured revolving line of credit agreement (“LOC”) with State Street Bank and Trust (“State Street Bank”) for an aggregate amount of $100,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of the Funds. The Funds will pay a commitment fee to State Street Bank in the amount of 0.10% per annum on the daily unused portion of the LOC. Borrowings under the LOC will accrue interest at the higher of (a) the Federal Funds Rate, or (b) the One-Month LIBOR Rate, plus a specified margin per annum. Generally, repayments must be made within 60 days of the borrowings.

71

TRUSTEES AND OFFICERS OF THE RIDGEWORTH FUNDS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Information pertaining to the Independent Trustees of the Trust is set forth below.

Name and Age	Position Held With the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the RidgeWorth Complex Overseen by Trustees	Other Directorships Held By Trustee During the Past 5 Years
Tim E. Bentsen Age: 60	Trustee	Indefinite; since 2012	Retired. Audit Partner and Account Executive (1993-2012); Lead Area Managing Partner (2005-2009); Office Managing Partner (2003-2009), KPMG LLP.	33	None
Jeffrey M. Biggar Age: 63	Trustee	Indefinite; since 2007	Director of Special Gifts for Hawken School (since May 2013); Managing Director, Little Mountain Group, LLC (an independent Registered Investment Advisor consulting firm) (2011-2013); Chief Operating Officer, Cedar Brook Financial Partners LLC (2008-2010); Chief Executive Officer and Senior Managing Director, Sterling (National City Corp.) (2000-2006).	33	Multi-Manager Master Portfolios LLC (3 portfolios)
George C. Guynn Age: 70	Trustee	Indefinite; since 2008	Retired. President (1996-2006) and Chief Executive Officer (1995-2006) Federal Reserve Bank of Atlanta.	33	Genuine Parts Company; Oxford Industries; Multi-Manager Master Portfolios LLC (3 portfolios); formerly, Acuity Brands Inc. (through May 2013)
Sidney E. Harris Age: 64	Trustee	Indefinite; since 2004	Professor (since 1997), Dean (1997-2004), J. Mack Robinson College of Business, Georgia State University.	33	Total System Services, Inc.; Multi-Manager Master Portfolios LLC (3 portfolios)
Warren Y. Jobe Age: 72	Trustee	Indefinite; since 2004	Retired. Executive Vice President and Chief Financial Officer, Georgia Power Company (1982-1998) and Senior Vice President, Southern Company (1998-2001).	33	WellPoint, Inc.; UniSource Energy Corp.
Connie D. McDaniel Age: 55	Trustee	Indefinite; since 2005	Retired. Vice President, Chief of Internal Audit, Corporate Audit Department (2009-May 2013); Vice President Global Finance Transformation (2007-2009); Vice President and Controller (1999-2007), The Coca-Cola Company.	33	None

72

TRUSTEES AND OFFICERS OF THE RIDGEWORTH FUNDS  (concluded)

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
TRUST OFFICERS
Julia R. Short Age: 40	President and Chief Executive Officer	One year; since 2007	Managing Director, Product Manager, RidgeWorth Investments (since 2004).
Joseph M. O’Donnell Age: 58	Executive Vice President and Chief Compliance Officer	One year; since 2011	Chief Compliance Officer of the ING Funds (2004-2011); Executive Vice President of the ING Funds (2004-2011); Chief Compliance Officer of ING Investments, LLC (2006-2008 and October 2009-2011); and Investment Advisor Chief Compliance Officer, Directed Services LLC (2006-2008 and 2009-2011).
Denise R. Lewis Age: 50	Treasurer and Chief Financial Officer	One year; since August 2012	Director of Fund Administration, RidgeWorth Investments (since 2012); Vice President of Fund Analysis and Reporting, ING Investments Management, LLC (2006–2012).
Benjamin H. Lowe Age: 35	Assistant Treasurer	One year; since March 2012	Director of Fund Administration, RidgeWorth Investments (since 2011); Fund Controller, ALPS Fund Services, Inc. (2005-2011).
James Bacik State Street Bank and Trust Co. 4 Copley Place, 5th Fl. Boston, MA 02116 Age: 38	Assistant Treasurer	One year; since 2010	Vice President, State Street Bank and Trust Company (since 2001).[1]
James M. Atwood[2] Foreside Compliance Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101 Age: 48	Anti-Money Laundering Officer and Identity Theft Prevention Officer	One year; since 2010	Compliance Analyst, Foreside Compliance Services, LLC (since 2007).
Francine S. Hayes State Street Bank and Trust Company Mailstop CPH 0326 4 Copley Place Boston, MA 02116 Age: 45	Secretary and Chief Legal Officer	One year; since August 2012	Vice President and Managing Counsel, State Street Bank and Trust Company (since 1995).[1]
Julie Tedesco[2] State Street Bank and Trust Company Mailstop CPH 0326 4 Copley Place Boston, MA 02116 Age: 56	Assistant Secretary	One year; since November 2012	Senior Vice President and Senior Managing Counsel, State Street Bank and Trust Company (since 2000).[1]

[1]	During the year indicated the Officer has held various positions at State Street Bank and Trust Company and has provided his or her current title.
[2]	Resigned as an officer of the Trust effective October 11, 2013.

73

ADDITIONAL INFORMATION

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Expense Examples

As a shareholder of the RidgeWorth Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, 12b-1 distribution and/or service fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the RidgeWorth Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2013 through September 30, 2013.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Fund	Class	Beginning Account Value 04/01/13	Ending Account Value 09/30/13	Expenses Paid During Period* 04/01/13-09/30/13	Expense Ratio During Period** 04/01/13-09/30/13
Aggressive Growth Stock Fund	I Shares	$1,000.00	$1,351.90	$7.61	1.29%
	A Shares	1,000.00	1,349.60	8.60	1.46
International Equity Fund	I Shares	1,000.00	1,102.20	6.17	1.17
	A Shares	1,000.00	1,104.20	7.86	1.49
International Equity Index Fund	I Shares	1,000.00	1,134.20	4.01	0.75
	A Shares	1,000.00	1,132.30	5.45	1.02
Large Cap Growth Stock Fund	I Shares	1,000.00	1,125.20	4.95	0.93
	A Shares	1,000.00	1,123.80	6.23	1.17
	C Shares	1,000.00	1,120.80	9.84	1.85
Large Cap Value Equity Fund	I Shares	1,000.00	1,104.70	4.85	0.92
	A Shares	1,000.00	1,104.00	6.28	1.19
	C Shares	1,000.00	1,101.20	9.01	1.71
Mid-Cap Value Equity Fund	I Shares	1,000.00	1,090.40	5.66	1.08
	A Shares	1,000.00	1,088.00	7.07	1.35
	C Shares	1,000.00	1,086.10	9.26	1.77
Select Large Cap Growth Stock Fund	I Shares	1,000.00	1,115.90	5.73	1.08
	A Shares	1,000.00	1,114.40	7.10	1.34
	C Shares	1,000.00	1,110.40	10.79	2.04
Small Cap Growth Stock Fund	I Shares	1,000.00	1,196.00	7.10	1.29
	A Shares	1,000.00	1,195.00	7.15	1.30
	C Shares	1,000.00	1,191.20	10.71	1.95
Small Cap Value Equity Fund	I Shares	1,000.00	1,102.30	6.32	1.20
	A Shares	1,000.00	1,100.10	7.84	1.49
	C Shares	1,000.00	1,098.10	9.84	1.87
Aggressive Growth Allocation Strategy	I Shares	1,000.00	1,077.10	2.60	0.50
	A Shares	1,000.00	1,075.50	3.64	0.70
	C Shares	1,000.00	1,073.60	6.76	1.30
Conservative Allocation Strategy	I Shares	1,000.00	1,018.30	1.52	0.30
	A Shares	1,000.00	1,016.80	3.03	0.60
	C Shares	1,000.00	1,012.90	6.56	1.30
Growth Allocation Strategy	I Shares	1,000.00	1,064.70	2.59	0.50
	A Shares	1,000.00	1,064.10	3.52	0.68
	C Shares	1,000.00	1,060.50	6.61	1.28
Moderate Allocation Strategy	I Shares	1,000.00	1,040.50	2.56	0.50
	A Shares	1,000.00	1,040.60	3.27	0.64
	C Shares	1,000.00	1,037.30	6.23	1.22

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days (183) in the most recent fiscal half-year divided by the number of days in the fiscal year (365).

**	Annualized.

74

ADDITIONAL INFORMATION  (continued)

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Hypothetical Example

The table below provides information about hypothetical account values and hypothetical expenses based on each RidgeWorth Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund	Class	Beginning Account Value 04/01/13	Ending Account Value 09/30/13	Expenses Paid During Period* 04/01/13-09/30/13	Expense Ratio During Period** 04/01/13-09/30/13
Aggressive Growth Stock Fund	I Shares	$1,000.00	$1,018.60	$6.53	1.29%
	A Shares	1,000.00	1,017.70	7.38	1.46
International Equity Fund	I Shares	1,000.00	1,019.20	5.92	1.17
	A Shares	1,000.00	1,017.60	7.54	1.49
International Equity Index Fund	I Shares	1,000.00	1,021.30	3.80	0.75
	A Shares	1,000.00	1,020.00	5.17	1.02
Large Cap Growth Stock Fund	I Shares	1,000.00	1,020.40	4.71	0.93
	A Shares	1,000.00	1,019.20	5.92	1.17
	C Shares	1,000.00	1,015.80	9.35	1.85
Large Cap Value Equity Fund	I Shares	1,000.00	1,020.50	4.66	0.92
	A Shares	1,000.00	1,019.10	6.02	1.19
	C Shares	1,000.00	1,016.50	8.64	1.71
Mid-Cap Value Equity Fund	I Shares	1,000.00	1,019.70	5.47	1.08
	A Shares	1,000.00	1,018.30	6.83	1.35
	C Shares	1,000.00	1,016.20	8.95	1.77
Select Large Cap Growth Stock Fund	I Shares	1,000.00	1,019.70	5.47	1.08
	A Shares	1,000.00	1,018.40	6.78	1.34
	C Shares	1,000.00	1,014.80	10.30	2.04
Small Cap Growth Stock Fund	I Shares	1,000.00	1,018.60	6.53	1.29
	A Shares	1,000.00	1,018.60	6.58	1.30
	C Shares	1,000.00	1,015.30	9.85	1.95
Small Cap Value Equity Fund	I Shares	1,000.00	1,019.10	6.07	1.20
	A Shares	1,000.00	1,017.60	7.54	1.49
	C Shares	1,000.00	1,015.70	9.45	1.87
Aggressive Growth Allocation Strategy	I Shares	1,000.00	1,022.60	2.54	0.50
	A Shares	1,000.00	1,021.60	3.55	0.70
	C Shares	1,000.00	1,018.60	6.58	1.30
Conservative Allocation Strategy	I Shares	1,000.00	1,023.60	1.52	0.30
	A Shares	1,000.00	1,022.10	3.04	0.60
	C Shares	1,000.00	1,018.60	6.58	1.30
Growth Allocation Strategy	I Shares	1,000.00	1,022.60	2.54	0.50
	A Shares	1,000.00	1,021.70	3.45	0.68
	C Shares	1,000.00	1,018.70	6.48	1.28
Moderate Allocation Strategy	I Shares	1,000.00	1,022.60	2.54	0.50
	A Shares	1,000.00	1,021.90	3.24	0.64
	C Shares	1,000.00	1,019.00	6.17	1.22

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days (183) in the most recent fiscal half-year divided by the number of days in the fiscal year (365).

**	Annualized.

75

ADDITIONAL INFORMATION  (concluded)

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Proxy Voting Information

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-784-3863. The information also is included in the Funds’ Statement of Additional Information, which is available on the Funds’ website at www.ridgeworth.com and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Funds’ website at www.ridgeworth.com and on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available free of charge on the SEC’s website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

76

INVESTMENT ADVISER:

RidgeWorth Investments®

3333 Piedmont Road, NE, Suite 1500

Atlanta, Georgia 30305

www.ridgeworth.com

INVESTMENT SUBADVISERS:

Ceredex Value Advisors LLC

Lincoln Plaza, Suite 1600

300 South Orange Avenue

Orlando, Florida 32801

www.ceredexvalue.com

Certium Asset Management LLC

3333 Piedmont Road, NE, Suite 1500

Atlanta, Georgia 30305

www.certiumllc.com

Silvant Capital Management LLC

3333 Piedmont Road, NE, Suite 1500

Atlanta, Georgia 30305

www.silvantcapital.com

Zevenbergen Capital Investments LLC

601 Union Street, Suite 4600

Seattle, Washington 98101

www.zci.com

This information must be preceded or accompanied by a current prospectus for each Fund described. An investor should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information about RidgeWorth Funds can be found in the Fund’s prospectus. For additional information, please call 1-888-784-3863, or visit www.ridgeworth.com. Please read the prospectus carefully before investing.

DISTRIBUTOR:

RIDGEWORTH DISTRIBUTORS LLC

Not FDIC Insured • No Bank Guarantee • May Lose Value

RFSAR-EQ-0913

2013 SEMI-ANNUAL REPORT

FIXED INCOME FUNDS

SEPTEMBER 30, 2013

RidgeWorth Investments® is the trade name of RidgeWorth Capital Management, Inc.

Collective Strength. Individual Insight.® is a federally registered service mark of RidgeWorth Investments.®

RIDGEWORTH FUNDS    September 30, 2013

LETTER TO SHAREHOLDERS

RIDGEWORTH FUNDS    September 30, 2013

Dear Valued Client,

We want to thank you, our valued RidgeWorth Funds’ shareholders, for your continued business and support. We focus our efforts on helping you achieve your investment goals, and we are grateful that you have placed your confidence in us. Our sole mission is to earn your trust through providing competitive investment performance and excellent client service. We sincerely hope we have met your expectations in both of these measures and we look forward to continuing as your asset manager in the future.

We are pleased that both the economy and the equity markets continued to heal and grow since our last update six months ago, despite persistent global economic, financial, and fiscal policy challenges. However, that same evidence also suggested an eventual end to the extraordinary monetary stimulus that has kept bond yields at exceptionally low during this time. This update will discuss recent events and provide a broad outline of what we anticipate for both the broader economy and the capital markets as we near the end of 2013 and the beginning of 2014. We are also pleased to report that RidgeWorth Funds maintained its strong long-term performance record over the period.

In the last letter dated March 31, we reiterated our belief that the U.S. economy would continue to expand, helped by moderate job gains, a stronger housing market, consumer balance sheet repair, and further global monetary stimulus. However, we also acknowledged that the risk of setbacks should not be minimized, especially in a politically-charged, sub-par growth environment. The net of factors, combined with continued low inflation and reasonable valuations, suggested to us further potential upside for equities into the coming quarters.

The narrative of the past six months highlights the ability of the economy and the markets to absorb self-imposed challenges from a highly-charged and dysfunctional fiscal policy from Washington. Indeed, the second quarter saw the lingering impact of higher tax rates and across-the-board spending cuts at the beginning of the year that exerted an annualized fiscal “drag” of between 1.5-2% on the economy. Despite this, job gains remained steady though not robust, and consumer spending on durable goods such as cars and homes continued to rise. Businesses, wary of the uncertain environment, kept inventories lower than normal and thus were able to absorb the second quarter slowdown without major layoffs or plant closings.

By the beginning of the third quarter, the economy began to reaccelerate and regain momentum helped by encouraging signs of recovery in Europe and Japan. Indeed the prospective improvement was noted by the Federal Reserve (Fed), and Chairman Ben Bernanke declared that the downside risks to the economy had “diminished” considerably and that the Federal Open Market Committee (FOMC) was considering how and when to reduce or “taper” its huge program of securities purchases—perhaps as soon as the end of the third quarter. Subsequently, the fiscal situation became more uncertain as acrimony surrounding the funding of the new fiscal year reintroduced economic risks and prompted the FOMC to postpone any action.

That said, equity markets still rose steadily during the period with the S&P 500 Index adding 8.31% in the six months ending September 30. Mid-Cap and Small-Cap stocks generated even more impressive returns, with the Russell Midcap Index gaining 10.07% and the Russell 2000 Index surging 13.61%. A more pro-cyclical bias returned to the markets helping the Growth style outperform the Value style for the period. Evidence of economic stability and growth in the eurozone also gave a lift to international equities, though emerging market stocks languished.

The generally improving economic environment and talk about an eventual shift in Fed policy away from accommodation pushed bond yields higher during the period, with the 10-year Treasury yield rising from 1.85% on March 31 to 2.61% on September 30. Short-term yields remained anchored by the Fed’s low interest rate policy, thus the yield curve steepened. The result was a modest decline in bond prices, and the Barclays U.S. Aggregate Bond Index declined 1.77%. However, that same economic strength helped narrow credit spreads and the Barclays U.S. Corporate High Yield Index managed a gain of 0.81%.

RidgeWorth Funds continued to maintain its record of strong long-term performance as more than 60% of our Funds beat their Lipper Peer Group medians for the 1-, 3-, and 5-year period ending March 31, 20131. In addition, almost 80% of our Funds finished in the first or second quartile for the 10-year period1.

Looking ahead, our outlook remains generally positive, though some risks remain. While the economy is growing at a slow rate, we believe the probability favors steady job and income growth in the coming months, further stabilization in home building sales and prices, and incremental improvement in consumer wealth. On the business side, we believe the continued modest topline sales growth we project may keep management teams focused on

LETTER TO SHAREHOLDERS (concluded)

RIDGEWORTH FUNDS    September 30, 2013

expense control and margins, but that steady sales growth could encourage more capital expenditures and hiring. We expect Washington fiscal policy to remain broken, the fiscal “drag” burden of 2013 to be lower, and state and local government finances to contribute to growth next year. We believe inflation will remain relatively low, giving the Federal Reserve some latitude or runway before beginning the slow process of unwinding its stimulus programs.

In this type of environment, we believe that as longstanding economic headwinds dissipate and 2013-2014 company profit forecasts are recalibrated, the equity market has the potential for further improvement. In the fixed income markets, the combination of a slow turn in Federal Reserve policy away from aggressive security purchases and a multiyear commitment to low short-term rates could result in a further steepening in the yield curve (higher long-term yields), but the pace of that shift could be slow and extended. We believe the markets will continue to offer opportunities to investors, but they will be more selective and company-specific—a market that fits well with the RidgeWorth bottom-up approach to security selection.

Sincerely,

Ashi Parikh

Chairman, CEO, CIO

RidgeWorth Investments®

[1]	For the period ended September 30, 2013, 62% (20/32), 66% (21/32), 72% (23/32) and 78% (22/28) of the RidgeWorth Funds (I Shares) beat their Lipper peer group medians for the 1-, 3-, 5- and 10-year periods, respectively. The Lipper rankings are as of September 30, 2013, for I Shares only, based on total returns and do not reflect a sales charge. ©2013 Lipper Leader, Reuters. All Rights Reserved. Lipper Ratings are according to Lipper, a Thomson Reuters Company. Past performance is not indicative of future results.

INDUSTRY ALLOCATIONS  (As a Percentage of Total Investments)

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Core Bond Fund
U.S. Treasury Obligations	31.3%
U.S. Government Agency Mortgages	29.2%
Corporate Bonds	24.0%
Collateralized Mortgage Obligations	8.7%
Asset-Backed Securities	2.0%
Preferred Stocks	0.8%
Short-Term Investment	0.9%
Money Market Fund	3.1%

Corporate Bond Fund
Corporate Bonds	89.8%
Preferred Stocks	4.6%
Short-Term Investment	0.8%
Money Market Fund	4.8%

Georgia Tax-Exempt Bond Fund
Municipal Bonds	98.4%
Money Market Fund	1.6%

High Grade Municipal Bond Fund
Municipal Bonds	87.5%
Money Market Fund	12.5%

High Income Fund
Corporate Bonds	77.5%
Bank Loans	5.3%
Convertible Preferred Stock	0.9%
Preferred Stock	0.3%
Convertible Corporate Bond	0.2%
U.S. Treasury Obligation	0.2%
Common Stock	0.1%
Short-Term Investment	8.8%
Money Market Fund	6.7%

Intermediate Bond Fund
U.S. Treasury Obligations	58.7%
Corporate Bonds	26.6%
U.S. Government Agency Mortgages	9.2%
Preferred Stocks	1.0%
Collateralized Mortgage Obligation	0.4%
Short-Term Investment	1.7%
Money Market Fund	2.4%

Investment Grade Tax-Exempt Bond Fund
Municipal Bonds	92.4%
Money Market Fund	7.6%

Limited Duration Fund
Collateralized Mortgage Obligations	65.2%
Asset-Backed Securities	28.9%
Money Market Fund	5.9%

Limited-Term Federal Mortgage Securities Fund
U.S. Government Agency Mortgages	81.0%
Collateralized Mortgage Obligations	17.3%
Money Market Fund	1.7%

North Carolina Tax-Exempt Bond Fund
Municipal Bonds	96.3%
Money Market Fund	3.7%

Seix Floating Rate High Income Fund
Bank Loans	85.4%
Corporate Bonds	9.6%
Preferred Stock	0.0%	*
Common Stock	0.0%	*
Money Market Fund	5.0%
* Less than 0.05% of Total Investments.

Seix High Yield Fund
Corporate Bonds	76.2%
Bank Loans	5.1%
Convertible Preferred Stock	0.6%
U.S. Treasury Obligation	0.2%
Short-Term Investment	5.4%
Money Market Fund	12.5%

Short-Term Bond Fund
Corporate Bonds	51.3%
Collateralized Mortgage Obligations	21.9%
U.S. Government Agency Mortgages	11.2%
Asset-Backed Securities	11.1%
U.S. Treasury Obligation	2.3%
Municipal Bond	1.1%
Money Market Fund	1.1%

Short-Term Municipal Bond Fund
Municipal Bonds	86.8%
Money Market Fund	13.2%

Short-Term U.S. Treasury Securities Fund
U.S. Treasury Obligations	98.8%
Money Market Fund	1.2%

Total Return Bond Fund
U.S. Government Agency Mortgages	30.5%
U.S. Treasury Obligations	23.5%
Corporate Bonds	23.2%
Bank Loans	10.3%
Collateralized Mortgage Obligations	6.2%
Asset-Backed Securities	1.7%
Preferred Stocks	0.7%
Short-Term Investment	0.7%
Money Market Fund	3.2%

Industry allocation is subject to change.

INDUSTRY ALLOCATIONS  (As a Percentage of Total Investments)

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Ultra-Short Bond Fund
Corporate Bonds	48.1%
Collateralized Mortgage Obligations	25.3%
Asset-Backed Securities	10.5%
U.S. Government Agency Mortgages	9.7%
Municipal Bond	1.2%
Money Market Fund	5.2%

U.S. Government Securities Fund
U.S. Treasury Obligations	97.8%
Money Market Fund	2.2%

U.S. Government Securities Ultra-Short Bond Fund
U.S. Government Agency Mortgages	62.2%
Collateralized Mortgage Obligations	30.0%
Money Market Fund	7.7%
Asset-Backed Security	0.1%

Virginia Intermediate Municipal Bond Fund
Municipal Bonds	98.1%
Money Market Fund	1.9%

Industry allocation is subject to change.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Core Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 2.0%
Credit Card 0.3%
Capital One Multi-Asset Execution Trust, Series 2006-B1, Cl B1, 0.462%, 01/15/19(a)	823,000	811,706

Home Equity 0.6%
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Cl M1, 0.609%, 07/25/35(a)	1,857,000	1,824,280

Other 1.1%
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Cl A2, 5.216%, 01/25/42(b)	2,255,093	2,421,674
Nationstar Agency Advance Funding Trust, Series 2013-T2A, Cl AT2, 1.892%, 02/18/48(b)	651,000	632,173

		3,053,847

Total Asset-Backed Securities (Cost $5,487,961)		5,689,833

Collateralized Mortgage Obligations 9.0%
Agency Collateralized Mortgage Obligations 6.0%
Federal Home Loan Mortgage Corporation
Series 3768, Cl CB, 3.500%, 12/15/25	36,000	36,587
Series 3774, Cl EW, 3.500%, 12/15/25	39,000	39,815
Series 3788, Cl YB, 3.500%, 01/15/26	9,765,488	9,950,388
Series 3800, Cl CB, 3.500%, 02/15/26	42,000	42,779
Series 3806, Cl L, 3.500%, 02/15/26	399,000	401,111
Series 3829, Cl BE, 3.500%, 03/15/26	58,000	59,235
Series 3877, Cl LM, 3.500%, 06/15/26	26,000	26,474
Series 3950, Cl YB, 3.000%, 11/15/26	626,000	599,355
Series 3980, Cl LG, 3.000%, 01/15/27	2,536,000	2,379,683
Series 4065, Cl CL, 3.000%, 06/15/27	838,000	777,611
Series 4077, Cl B, 3.000%, 07/15/27	731,000	678,744

		14,991,782

	Shares or Principal Amount($)	Value($)
Agency Collateralized Mortgage Obligations—continued
Federal National Mortgage Association
Series 2012-100, Cl EW, REMIC, 3.000%, 09/25/27	500,941	455,276
Series 2012-17, Cl BC, 3.500%, 03/25/27	1,379,000	1,397,148

		1,852,424

		16,844,206

Commercial Mortgage Backed Securities 3.0%
GS Mortgage Securities Corp. II
Series 2012-ALOH, Cl A, 3.551%, 04/10/34(b)	1,746,000	1,729,015
Series 2012-BWTR, Cl B, 3.255%, 11/05/34(b)	1,195,000	1,110,751

		2,839,766

JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP3, Cl A4B, 4.996%, 08/15/42(a)	2,295,000	2,413,291
Series 2010-C2, Cl C, 5.710%, 11/15/43(a)(b)	520,000	560,904

		2,974,195

Merrill Lynch Mortgage Trust
Series 2005-LC1, Cl AM, 5.308%, 01/12/44(a)	1,146,000	1,226,210

OBP Depositor LLC Trust
Series 2010-OBP, Cl A, 4.646%, 07/15/45(b)	866,000	948,134

WFRBS Commercial Mortgage Trust
Series 2011-C2, Cl B, 5.174%, 02/15/44(a)(b)	478,000	515,799

		8,504,104

Total Collateralized Mortgage Obligations (Cost $25,891,309)		25,348,310

Corporate Bonds 24.8%
Aerospace/Defense 0.2%
United Technologies Corp., 3.100%, 06/01/22	688,000	676,810

Agriculture 0.3%
Japan Tobacco, Inc., 2.100%, 07/23/18(b)	893,000	893,536

Airlines 0.3%
American Airlines Pass Through Trust, 4.950%, 07/15/24(b)	787,000	790,935

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Core Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Auto Manufacturers 0.4%
Daimler Finance N.A. LLC, 3.875%, 09/15/21(b)	434,000	445,895
Volkswagen International Finance, 2.375%, 03/22/17(b)	590,000	604,746

		1,050,641

Banks 1.8%
Fifth Third Bank, 1.450%, 02/28/18	1,085,000	1,054,577
HSBC Bank PLC, 3.500%, 06/28/15(b)	675,000	706,179
KeyBank NA, 1.650%, 02/01/18	831,000	815,951
PNC Bank NA, 0.800%, 01/28/16	1,740,000	1,733,870
Wells Fargo & Co., 1.250%, 02/13/15, MTN	869,000	876,234

		5,186,811

Beverages 0.5%
Anheuser-Busch InBev Worldwide, Inc., 2.500%, 07/15/22	885,000	818,728
SABMiller Holdings, Inc., 2.450%, 01/15/17(b)	683,000	701,719

		1,520,447

Chemicals 0.4%
Dow Chemical Co. (The), 4.375%, 11/15/42	366,000	316,424
Praxair, Inc., 4.625%, 03/30/15	611,000	647,705

		964,129

Commercial Services 0.8%
ERAC USA Finance LLC, 2.750%, 03/15/17(b)	441,000	450,938
ERAC USA Finance LLC, 5.250%, 10/01/20(b)	682,000	756,942
ERAC USA Finance LLC, 5.600%, 05/01/15(b)	869,000	929,359

		2,137,239

Computers 1.0%
Apple, Inc., 2.400%, 05/03/23	575,000	520,479
EMC Corp., 3.375%, 06/01/23	680,000	664,477
IBM Corp., 0.875%, 10/31/14	1,140,000	1,147,342
IBM Corp., 4.000%, 06/20/42	450,000	403,094

		2,735,392

Diversified Financial Services 2.7%
American Express Credit Corp., 2.375%, 03/24/17, MTN	432,000	445,797

	Shares or Principal Amount($)	Value($)
Diversified Financial Services—continued
CME Group, Inc., 5.750%, 02/15/14	384,000	391,334
Ford Motor Credit Co. LLC, 4.375%, 08/06/23	349,000	349,197
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	942,000	1,032,009
General Electric Capital Corp., Series B, 6.250%, 12/15/22, Series B(a)(c)	1,164,000	1,175,640
General Electric Capital Corp., Series C, 5.250%, 06/15/23, Series C(a)(c)	800,000	741,600
John Deere Capital Corp., 1.250%, 12/02/14, MTN	601,000	607,131
Lazard Group LLC, 7.125%, 05/15/15	568,000	614,779
MassMutual Global Funding LLC, 2.000%, 04/05/17(b)	476,000	476,167
PACCAR Financial Corp., 1.550%, 09/29/14, MTN	796,000	805,418
Toyota Motor Credit Corp., 3.200%, 06/17/15, MTN	310,000	324,225
Woodside Finance Ltd., 4.600%, 05/10/21(b)	650,000	687,677

		7,650,974

Electric 0.9%
Alabama Power Co., 5.800%, 11/15/13	553,000	556,417
Dominion Resources, Inc., 1.950%, 08/15/16	289,000	294,892
Exelon Generation Co. LLC, 6.200%, 10/01/17	378,000	433,338
Georgia Power Co., 6.000%, 11/01/13	313,000	314,312
MidAmerican Energy Holdings Co., 6.125%, 04/01/36	302,000	337,847
Southern California Edison Co., 5.750%, 03/15/14	578,000	591,288

		2,528,094

Electronics 0.4%
Agilent Technologies, Inc., 3.875%, 07/15/23	1,120,000	1,087,692

Forest Products & Paper 0.2%
Georgia-Pacific LLC, 3.734%, 07/15/23(b)	621,000	605,368

Healthcare-Products 0.1%
Becton Dickinson and Co., 3.250%, 11/12/20	199,000	202,323

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Core Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Healthcare-Services 0.5%
Howard Hughes Medical Institute, 3.500%, 09/01/23	549,000	547,717
WellPoint, Inc., 2.300%, 07/15/18	895,000	895,413

		1,443,130

Insurance 1.2%
Allstate Corp. (The), 5.750%, 08/15/53(a)	657,000	640,575
American International Group, Inc., 4.125%, 02/15/24(d)	474,000	474,327
Berkshire Hathaway, Inc., 3.200%, 02/11/15	763,000	790,956
Fairfax Financial Holdings Ltd., 5.800%, 05/15/21(b)	380,000	390,145
Nationwide Financial Services, Inc., 5.375%, 03/25/21(b)	1,103,000	1,180,512

		3,476,515

Internet 0.1%
eBay, Inc., 2.600%, 07/15/22	330,000	306,814

Media 0.6%
Comcast Corp., 3.125%, 07/15/22	465,000	453,023
Comcast Corp., 4.650%, 07/15/42	486,000	462,153
Time Warner Cable, Inc., 4.000%, 09/01/21	820,000	765,035

		1,680,211

Mining 2.5%
Barrick (PD) Australia Finance Property Ltd., 4.950%, 01/15/20	245,000	245,411
Barrick (PD) Australia Finance Property Ltd., 5.950%, 10/15/39	1,759,000	1,520,012
Barrick International Barbados Corp., 6.350%, 10/15/36(b)	685,000	594,389
Barrick North America Finance LLC, 5.750%, 05/01/43	216,000	181,243
BHP Billiton Finance USA Ltd., 1.125%, 11/21/14	622,000	627,273
Kinross Gold Corp., 5.125%, 09/01/21(e)	1,634,000	1,550,097
Newmont Mining Corp., 6.250%, 10/01/39	2,453,000	2,269,319

		6,987,744

Miscellaneous Manufacturer 0.4%
3M Co., 1.375%, 09/29/16	331,000	336,868

	Shares or Principal Amount($)	Value($)
Miscellaneous Manufacture—continued
General Electric Co., 4.125%, 10/09/42	331,000	303,871
General Electric Co., 5.250%, 12/06/17	308,000	350,551

		991,290

Oil & Gas 0.6%
BP Capital Markets PLC, 2.248%, 11/01/16	512,000	527,005
Ensco PLC, 4.700%, 03/15/21	410,000	435,181
Shell International Finance BV, 3.625%, 08/21/42	871,000	760,951

		1,723,137

Oil & Gas Services 0.5%
Baker Hughes, Inc., 5.125%, 09/15/40	324,000	345,844
Schlumberger Investment SA, 3.300%, 09/14/21(b)	496,000	496,778
Weatherford International Ltd., 5.125%, 09/15/20	296,000	308,593
Weatherford International Ltd., 6.500%, 08/01/36	261,000	261,528

		1,412,743

Pharmaceuticals 0.8%
Express Scripts Holding Co., 2.650%, 02/15/17	458,000	472,180
Mylan, Inc., 1.800%, 06/24/16(b)	350,000	351,448
Novartis Securities Investment Ltd., 5.125%, 02/10/19	274,000	313,813
Perrigo Co., 2.950%, 05/15/23	351,000	339,327
Zoetis, Inc., 3.250%, 02/01/23(b)	678,000	645,466

		2,122,234

Pipelines 0.9%
Energy Transfer Partners LP, 6.050%, 06/01/41	260,000	260,952
Energy Transfer Partners LP, 6.625%, 10/15/36	327,000	347,581
Kinder Morgan Energy Partners LP, 5.000%, 08/15/42	1,121,000	1,018,974
TC Pipelines LP, 4.650%, 06/15/21	429,000	436,092
Williams Partners LP, 4.125%, 11/15/20	469,000	474,693

		2,538,292

Real Estate Investment Trust 2.1%
American Tower Corp., 3.500%, 01/31/23	494,000	433,635

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Core Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Real Estate Investment Trust—continued
American Tower Corp., 5.000%, 02/15/24(e)	959,000	938,678
Boston Properties LP, 3.800%, 02/01/24	481,000	462,341
Digital Realty Trust LP, 4.500%, 07/15/15	893,000	935,761
Digital Realty Trust LP, 5.875%, 02/01/20	203,000	223,280
ERP Operating LP, 3.000%, 04/15/23	1,492,000	1,371,643
Healthcare Realty Trust, Inc., 6.500%, 01/17/17	1,437,000	1,612,512

		5,977,850

Retail 0.8%
AutoZone, Inc., 3.700%, 04/15/22	398,000	389,795
Macy’s Retail Holdings, Inc., 4.300%, 02/15/43	563,000	475,774
Wal-Mart Stores, Inc., 1.125%, 04/11/18	1,515,000	1,481,150

		2,346,719

Semiconductors 0.9%
Analog Devices, Inc., 3.000%, 04/15/16	194,000	202,222
Intel Corp., 1.950%, 10/01/16	383,000	393,663
Intel Corp., 4.250%, 12/15/42	185,000	164,269
Intel Corp., 4.800%, 10/01/41	1,059,000	1,014,665
TSMC Global Ltd., 1.625%, 04/03/18(b)	857,000	825,641

		2,600,460

Software 0.4%
Fidelity National Information Services, Inc., 3.500%, 04/15/23	550,000	494,740
Oracle Corp., 1.200%, 10/15/17	302,000	296,606
Oracle Corp., 2.375%, 01/15/19	371,000	372,746

		1,164,092

Telecommunication Services 2.4%
AT&T, Inc., 0.900%, 02/12/16	481,000	478,722
AT&T, Inc., 4.350%, 06/15/45	485,000	400,342
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 04/15/23	1,210,000	1,091,095
Cisco Systems, Inc., 5.500%, 02/22/16	388,000	431,267
Cisco Systems, Inc., 5.500%, 01/15/40	527,000	587,478

	Shares or Principal Amount($)	Value($)
Telecommunication Services—continued
SBA Tower Trust, 2.933%, 12/15/42(b)	1,348,000	1,358,153
Softbank Corp., 4.500%, 04/15/20(b)	940,000	903,340
Verizon Communications, Inc., 5.550%, 02/15/16	471,000	517,916
Verizon Communications, Inc., 6.550%, 09/15/43	857,000	967,499

		6,735,812

Transportation 0.1%
United Parcel Service, Inc., 3.125%, 01/15/21	260,000	263,514

Total Corporate Bonds (Cost $70,171,989)		69,800,948

U.S. Government Agency Mortgages 30.1%
Federal Home Loan Mortgage Corporation
Pool #J14244, 3.000%, 01/01/26	847,062	876,790
Pool #J14245, 3.000%, 01/01/26	462,354	479,011
Pool #J17791, 3.000%, 01/01/27	1,810,155	1,872,416
Pool #J18800, 3.000%, 04/01/27	1,127,130	1,168,978
Pool #J19638, 2.500%, 07/01/27	189,819	191,117
Pool #J19620, 2.500%, 07/01/27	157,741	158,820
Pool #G14517, 2.500%, 07/01/27	1,452,771	1,463,332
Pool #J20118, 2.500%, 08/01/27	729,185	734,027
Pool #E04075, 2.500%, 08/01/27	1,371,992	1,382,085
Pool #J20729, 2.500%, 10/01/27	206,899	208,422
Pool #G14599, 2.500%, 11/01/27	1,242,813	1,251,986
Pool #J22862, 2.000%, 03/01/28	127,976	124,891
Pool #J22836, 2.500%, 03/01/28	1,337,044	1,347,159
Pool #J22831, 2.500%, 03/01/28	1,593,722	1,606,064
Pool #J23429, 2.500%, 04/01/28	789,463	795,456
Pool #J23430, 2.500%, 04/01/28	1,091,186	1,099,454

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Core Bond Fund — continued

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages —continued
Pool #J23427, 2.500%, 04/01/28	978,100	985,532
Pool #G18469, 2.000%, 06/01/28	263,855	257,494
Pool #J24561, 2.500%, 06/01/28	2,218,653	2,236,214
Pool #D99439, 3.500%, 06/01/32	308,195	319,212
Pool #G30614, 3.500%, 12/01/32	1,973,092	2,057,020
Pool #A12413, 5.000%, 08/01/33	235,111	254,810
Pool #G05052, 5.000%, 10/01/33	146,312	158,098
Pool #G01779, 5.000%, 04/01/35	294,047	318,423
Pool #G01837, 5.000%, 07/01/35	1,996,720	2,160,197
Pool #A37619, 4.500%, 09/01/35	41,309	43,989
Pool #Z40004, 6.000%, 08/01/36	331,651	360,938
Pool #G04997, 5.000%, 01/01/37	79,537	85,864
Pool #G05254, 5.000%, 01/01/37	822,229	887,445
Pool #G03296, 6.000%, 09/01/37	580,098	638,969
Pool #G05326, 5.000%, 02/01/38	393,946	425,435
Pool #G04337, 5.500%, 04/01/38	95,163	102,909
Pool #G08347, 4.500%, 06/01/39	299,338	319,287
Pool #G08353, 4.500%, 07/01/39	1,859,923	1,979,112
Pool #G06079, 6.000%, 07/01/39	1,240,641	1,352,296
Pool #A87874, 4.000%, 08/01/39	376,690	394,937
Pool #A89148, 4.000%, 10/01/39	334,131	349,338
Pool #G08372, 4.500%, 11/01/39	1,007,177	1,071,500
Pool #A93996, 4.500%, 09/01/40	433,724	461,616
Pool #A97047, 4.500%, 02/01/41	447,288	476,379

		32,457,022

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages —continued
Federal National Mortgage Association
Pool #AM3353, 2.450%, 05/01/23	166,036	155,963
Pool #AM3691, 2.540%, 06/01/23	341,611	323,531
Pool #AM3851, 3.020%, 07/01/23	1,249,000	1,206,724
Pool #AM3972, 3.000%, 08/01/23	759,092	741,921
Pool #932871, 3.000%, 01/01/26	199,431	206,804
Pool #AJ8325, 3.000%, 12/01/26	371,367	384,865
Pool #AL3274, 3.000%, 05/01/27	1,228,214	1,274,793
Pool #AB6472, 2.000%, 10/01/27	518,837	506,734
Pool #AB6644, 2.500%, 10/01/27	2,880,082	2,900,643
Pool #AB6480, 2.500%, 10/01/27	727,790	732,987
Pool #AQ4497, 2.500%, 11/01/27	275,755	277,895
Pool #AB7081, 2.500%, 11/01/27	229,298	230,935
Pool #AL2716, 2.000%, 12/01/27	430,840	420,790
Pool #AM1589, 2.420%, 12/01/27	527,942	508,276
Pool #AB7142, 2.500%, 12/01/27	357,523	360,297
Pool #AB7158, 2.500%, 12/01/27	498,754	502,625
Pool #AR1524, 2.000%, 01/01/28	1,127,187	1,100,893
Pool #AQ9956, 2.000%, 01/01/28	1,046,733	1,022,317
Pool #AR6867, 2.000%, 02/01/28	386,219	377,210
Pool #AB7795, 2.500%, 02/01/28	2,005,164	2,018,244
Pool #AL4042, 2.000%, 08/01/28	4,085,538	3,990,237
Pool #MA0481, 4.500%, 08/01/30	1,960,185	2,123,901
Pool #AB1763, 4.000%, 11/01/30	188,536	201,124
Pool #MA0587, 4.000%, 12/01/30	656,135	699,697

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Core Bond Fund — continued

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages —continued
Pool #MA0804, 4.000%, 07/01/31	527,356	562,274
Pool #MA0949, 3.500%, 01/01/32	319,818	332,203
Pool #AB4168, 3.500%, 01/01/32	1,906,932	1,981,149
Pool #MA0976, 3.500%, 02/01/32	77,313	80,308
Pool #AO3244, 3.500%, 08/01/32(d)	543,420	565,694
Pool #AP9592, 3.500%, 10/01/32	1,295,670	1,348,781
Pool #AB7691, 3.500%, 01/01/33	690,074	715,833
Pool #AB8428, 3.500%, 02/01/33	1,410,574	1,461,070
Pool #827943, 5.000%, 05/01/35	310,581	339,141
Pool #735578, 5.000%, 06/01/35	1,957,430	2,124,130
Pool #745044, 4.500%, 08/01/35	373,723	399,804
Pool #888632, 5.000%, 04/01/36	97,397	105,702
Pool #878094, 6.000%, 04/01/36	1,781,386	1,970,981
Pool #190370, 6.000%, 06/01/36	1,067,290	1,170,824
Pool #AI7951, 4.500%, 08/01/36	444,619	474,483
Pool #890547, 4.000%, 11/01/36	1,021,483	1,072,063
Pool #995082, 5.500%, 08/01/37	888,383	967,569
Pool #889529, 6.000%, 03/01/38	37,231	40,750
Pool #995724, 6.000%, 04/01/39	169,597	185,084
Pool #932441, 4.000%, 01/01/40	2,867,876	3,007,342
Pool #AC9564, 4.500%, 02/01/40	396,539	425,926
Pool #AB1343, 4.500%, 08/01/40	983,887	1,059,578
Pool #AL0005, 4.500%, 01/01/41	470,865	503,066
Pool #AB2694, 4.500%, 04/01/41	488,402	527,490
Pool #AB3274, 4.500%, 07/01/41	2,539,940	2,727,554

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages —continued
Pool #AL1627, 4.500%, 09/01/41	1,496,228	1,601,942
2.000%, TBA, 15 Year Maturity(d)	4,526,000	4,414,972

		52,435,119

Total U.S. Government Agency Mortgages (Cost $84,174,644)		84,892,141

Preferred Stocks 0.8%
Banks 0.5%
PNC Financial Services Group, Inc., Series P, 6.125%(a)(c)	13,675	345,157
US Bancorp, Series F, 6.500%(a)(c)	15,750	409,342
US Bancorp, Series G, 6.000%(a)(c)(e)	26,300	708,522

		1,463,021

Insurance 0.2%
Arch Capital Group Ltd., Series C, 6.750%(c)	11,700	283,023
Reinsurance Group of America, Inc., 6.200%(a)	16,550	408,454

		691,477

Real Estate Investment Trust 0.1%
Public Storage, Series U, 5.625%(c)	5,950	129,413

Total Preferred Stocks (Cost $2,272,420)		2,283,911

U.S. Treasury Obligations 32.2%
U.S. Treasury Bond 3.6%
2.875%, 05/15/43	12,038,000	10,217,253

U.S. Treasury Notes 28.6%
0.500%, 11/15/13	8,657,000	8,661,735
0.375%, 11/15/15(f)	35,668,000	35,670,782
0.500%, 06/15/16	63,000	62,941
0.625%, 08/31/17(f)	10,818,000	10,649,813
0.750%, 02/28/18	6,658,000	6,529,001
1.375%, 07/31/18	5,919,000	5,929,636
2.500%, 08/15/23	13,362,000	13,226,296

		80,730,204

Total U.S. Treasury Obligations (Cost $90,408,220)		90,947,457

Short-Term Investment 0.9%
RidgeWorth Funds Securities Lending Joint Account(g)	2,522,100	2,522,100

Total Short-Term Investment (Cost $2,522,100)		2,522,100

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Core Bond Fund — concluded

	Shares or Principal Amount($)	Value($)
Money Market Fund 3.2%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(h)	9,047,983	9,047,983

Total Money Market Fund (Cost $9,047,983)		9,047,983

Total Investments (Cost $289,976,626) — 103.0%		290,532,683
Liabilities in Excess of Other Assets — (3.0)%		(8,567,547)

Net Assets — 100.0%		$281,965,136

(a)	Variable or floating rate security. Rate disclosed is as of September 30, 2013.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 8.1% of net assets as of September 30, 2013.
(c)	Security is perpetual in nature and has no stated maturity.

(d)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(e)	The security or a partial position of the security was on loan as of September 30, 2013. The total value of securities on loan as of September 30, 2013 was $2,455,570.

(f)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(g)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2013 (See Note 2(k)).

(h)	Rate disclosed, the 7 day net yield, is as of September 30, 2013.

Investment Abbreviations

MTN	—	Medium Term Note
REMIC	—	Real Estate Mortgage Investment Conduit
TBA	—	To Be Announced. Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Corporate Bond Fund

	Shares or Principal Amount($)	Value($)
Corporate Bonds 90.1%
Airlines 0.7%
American Airlines Pass Through Trust, 4.950%, 07/15/24(a)	400,000	402,000

Auto Manufacturers 2.7%
General Motors Co., 6.250%, 10/02/43(a)	875,000	861,875
Volkswagen International Finance, 2.375%, 03/22/17(a)	791,000	810,770

		1,672,645

Banks 5.1%
Fifth Third Bank, 1.450%, 02/28/18	1,149,000	1,116,782
KeyBank NA, 1.650%, 02/01/18	592,000	581,279
PNC Bank NA, 0.800%, 01/28/16	1,402,000	1,397,061

		3,095,122

Beverages 1.6%
SABMiller Holdings, Inc., 2.450%, 01/15/17(a)	978,000	1,004,803

Chemicals 0.7%
Dow Chemical Co. (The), 4.375%, 11/15/42	479,000	414,118

Commercial Services 3.0%
ERAC USA Finance LLC, 2.750%, 03/15/17(a)	611,000	624,770
ERAC USA Finance LLC, 2.800%, 11/01/18(a)	610,000	614,332
ERAC USA Finance LLC, 5.250%, 10/01/20(a)	518,000	574,920

		1,814,022

Computers 1.0%
Apple, Inc., 2.400%, 05/03/23	670,000	606,471

Diversified Financial Services 10.8%
Ford Motor Credit Co. LLC, 4.375%, 08/06/23	320,000	320,181
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	1,070,000	1,172,240
General Electric Capital Corp., Series B, 6.250%(b)(c)	1,700,000	1,717,000
General Electric Capital Corp., Series C, 5.250%(b)(c)	300,000	278,100
Lazard Group LLC, 6.850%, 06/15/17	810,000	918,103
Lazard Group LLC, 7.125%, 05/15/15	269,000	291,154
MassMutual Global Funding LLC, 2.000%, 04/05/17(a)	650,000	650,227
Woodside Finance Ltd., 4.600%, 05/10/21(a)(d)	1,202,000	1,271,674

		6,618,679

	Shares or Principal Amount($)	Value($)
Electric 2.4%
Dominion Resources, Inc., 1.950%, 08/15/16	299,000	305,096
Exelon Generation Co. LLC, 6.200%, 10/01/17	429,000	491,805
Pacific Gas & Electric Co., 3.250%, 06/15/23	719,000	685,044

		1,481,945

Electronics 1.9%
Agilent Technologies, Inc., 3.875%, 07/15/23	1,182,000	1,147,904

Forest Products & Paper 1.0%
Georgia-Pacific LLC, 3.734%, 07/15/23(a)	656,000	639,486

Healthcare-Services 0.6%
UnitedHealth Group, Inc., 1.400%, 10/15/17	400,000	394,884

Insurance 3.3%
Allied World Assurance Co. Holdings Ltd., 5.500%, 11/15/20	300,000	326,702
Allstate Corp. (The), 5.750%, 08/15/53(b)	656,000	639,600
American International Group, Inc., 4.125%, 02/15/24(e)	479,000	479,330
Fairfax Financial Holdings Ltd., 5.800%, 05/15/21(a)	532,000	546,203

		1,991,835

Media 2.2%
Comcast Corp., 4.650%, 07/15/42	843,000	801,637
Time Warner Cable, Inc., 4.000%, 09/01/21	612,000	570,977

		1,372,614

Mining 5.5%
Barrick (PD) Australia Finance Property Ltd., 5.950%, 10/15/39	444,000	383,676
Barrick International Barbados Corp., 6.350%, 10/15/36(a)	753,000	653,394
Barrick North America Finance LLC, 5.750%, 05/01/43	301,000	252,565
Kinross Gold Corp., 5.125%, 09/01/21	1,272,000	1,206,685
Newmont Mining Corp., 6.250%, 10/01/39	910,000	841,859

		3,338,179

Miscellaneous Manufacturer 0.9%
General Electric Co., 5.250%, 12/06/17	455,000	517,859

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Corporate Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Oil & Gas 3.7%
BP Capital Markets PLC, 2.248%, 11/01/16	839,000	863,588
Ensco PLC, 4.700%, 03/15/21	748,000	793,941
Shell International Finance BV, 3.400%, 08/12/23	632,000	624,815

		2,282,344

Oil & Gas Services 2.4%
Baker Hughes, Inc., 5.125%, 09/15/40	642,000	685,284
Weatherford International Ltd., 5.125%, 09/15/20	273,000	284,615
Weatherford International Ltd., 6.500%, 08/01/36	499,000	500,009

		1,469,908

Pharmaceuticals 3.8%
AstraZeneca PLC, 1.950%, 09/18/19	645,000	631,802
Express Scripts Holding Co., 2.650%, 02/15/17	659,000	679,403
Perrigo Co., 2.950%, 05/15/23	412,000	398,299
Pfizer, Inc., 3.000%, 06/15/23	654,000	626,898

		2,336,402

Pipelines 7.2%
El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	355,000	408,225
Enbridge Energy Partners LP, 5.500%, 09/15/40	431,000	419,076
Energy Transfer Partners LP, 6.050%, 06/01/41	260,000	260,952
Energy Transfer Partners LP, 6.625%, 10/15/36	583,000	619,693
Kinder Morgan Energy Partners LP, 5.000%, 08/15/42	1,601,000	1,455,288
TC Pipelines LP, 4.650%, 06/15/21	712,000	723,770
Williams Partners LP, 4.125%, 11/15/20(d)	509,000	515,179

		4,402,183

Real Estate Investment Trust 9.2%
American Tower Corp., 3.500%, 01/31/23	925,000	811,968
American Tower Corp., 5.000%, 02/15/24	965,000	944,551
Boston Properties LP, 3.800%, 02/01/24	508,000	488,293
Digital Realty Trust LP, 5.875%, 02/01/20	890,000	978,913

	Shares or Principal Amount($)	Value($)
Real Estate Investment Trust—continued
ERP Operating LP, 3.000%, 04/15/23	1,742,000	1,601,476
Healthcare Realty Trust, Inc., 6.500%, 01/17/17	735,000	824,771

		5,649,972

Retail 5.5%
AutoZone, Inc., 3.700%, 04/15/22	522,000	511,239
Best Buy Co., Inc., 5.000%, 08/01/18	949,000	975,097
Macy’s Retail Holdings, Inc., 4.300%, 02/15/43	678,000	572,957
Wal-Mart Stores, Inc., 1.950%, 12/15/18	641,000	639,734
Wesfarmers Ltd., 1.874%, 03/20/18(a)(d)	658,000	648,108

		3,347,135

Semiconductors 4.0%
Analog Devices, Inc., 3.000%, 04/15/16	237,000	247,045
Intel Corp., 4.250%, 12/15/42	1,243,000	1,103,707
Intel Corp., 4.800%, 10/01/41	402,000	385,170
TSMC Global Ltd., 1.625%, 04/03/18(a)	731,000	704,251

		2,440,173

Software 0.9%
Fidelity National Information Services, Inc., 3.500%, 04/15/23	643,000	578,396

Telecommunication Services 10.0%
AT&T, Inc., 0.900%, 02/12/16	1,309,000	1,302,802
AT&T, Inc., 4.350%, 06/15/45	406,000	335,131
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 04/15/23	1,186,000	1,069,453
Cisco Systems, Inc., 5.500%, 01/15/40	846,000	943,085
Juniper Networks, Inc., 4.600%, 03/15/21	247,000	252,352
Softbank Corp., 4.500%, 04/15/20(a)	783,000	752,463
Verizon Communications, Inc., 5.850%, 09/15/35	120,000	124,192
Verizon Communications, Inc., 6.550%, 09/15/43	1,208,000	1,363,756

		6,143,234

Total Corporate Bonds (Cost $56,069,698)		55,162,313

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Corporate Bond Fund — concluded

	Shares or Principal Amount($)	Value($)
Preferred Stocks 4.6%
Banks 2.6%
PNC Financial Services Group, Inc., Series P, 6.125%(b)(c)	14,050	354,622
US Bancorp, Series F, 6.500%(b)(c)	29,250	760,207
US Bancorp, Series G, 6.000%(b)(c)(f)	17,850	480,879

		1,595,708

Insurance 1.7%
Arch Capital Group Ltd., Series C, 6.750%(c)	16,650	402,764
Reinsurance Group of America, Inc., 6.200%(b)	25,275	623,787

		1,026,551

Real Estate Investment Trust 0.3%
Public Storage, Series U, 5.625%(c)	7,875	171,281

Total Preferred Stocks (Cost $2,795,501)		2,793,540

Short-Term Investment 0.8%
RidgeWorth Funds Securities Lending Joint Account(g)	488,400	488,400

Total Short-Term Investment (Cost $488,400)		488,400

Money Market Fund 4.8%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(h)	2,972,206	2,972,206

Total Money Market Fund (Cost $2,972,206)		2,972,206

	Shares or Principal Amount($)	Value($)
Total Investments (Cost $62,325,805) — 100.3%		61,416,459
Liabilities in Excess of Other Assets — (0.3)%		(163,677)

Net Assets — 100.0%		$61,252,782

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 17.6% of net assets as of September 30, 2013.

(b)	Variable or floating rate security. Rate disclosed is as of September 30, 2013.

(c)	Security is perpetual in nature and has no stated maturity.

(d)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(e)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(f)	The security or a partial position of the security was on loan as of September 30, 2013. The total value of securities on loan as of September 30, 2013 was $474,144.

(g)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2013 (See Note 2(k)).

(h)	Rate disclosed, the 7 day net yield, is as of September 30, 2013.

Investment Abbreviations

MTN	—	Medium Term Note

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Georgia Tax-Exempt Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 98.6%
Alabama 0.4%
Birmingham, Series A, GO, 0.000%, 03/01/32(a)	640,000	554,477

California 4.8%
California State, GO, 5.000%, 02/01/20	1,910,000	2,260,122
California State, GO, 5.000%, 02/01/38	4,000,000	4,117,040

		6,377,162

Georgia 88.5%
Athens-Clarke County Unified Government Development Authority, RB, 5.250%, 07/01/27	1,885,000	2,062,982
Athens-Clarke County Unified Government Development Authority, RB, 5.250%, 07/01/29	1,690,000	1,821,347
Athens-Clarke County Unified Government Development Authority, Catholic Health East, RB, 6.250%, 11/15/32	1,455,000	1,555,613
Athens-Clarke County Unified Government Water & Sewerage, RB, 5.500%, 01/01/38(b)	4,000,000	4,380,160
Athens-Clarke County Unified Government Water & Sewerage, RB, 5.625%, 01/01/33(b)	3,000,000	3,333,690
Atlanta Airport Passenger Facility Charge, Series B, RB, 5.000%, 01/01/21	2,000,000	2,288,940
Atlanta Airport Project, Series B, RB, 5.000%, 01/01/42	5,235,000	5,308,813
Atlanta GA Department of Aviation, Series B, RB, 5.000%, 01/01/20	1,500,000	1,742,145
Atlanta GA Department of Aviation, Series C, AMT, RB, 5.000%, 01/01/30	1,500,000	1,530,375
Burke County Development Authority, RB, 1.200%, 10/01/32(c)	2,500,000	2,506,275
Carroll County Water Authority, Water & Sewerage, RB, 5.250%, 07/01/22, Pre-refunded 07/01/2015 @ 100, AGM	150,000	162,611

	Shares or Principal Amount($)	Value($)
Georgia—continued
Carroll County Water Authority, Water & Sewerage, RB, 5.250%, 07/01/22, AGM	850,000	906,908
Cherokee County Board of Education, GO, 5.000%, 08/01/33, State Aid Withholding	2,000,000	2,142,920
Cherokee County Georgia Resource Recovery Development Authority, Solid Waste Disposal, RB, 5.000%, 07/01/37, AMBAC/Country Guaranteed, AMT	1,000,000	1,006,040
Clarke County Hospital Authority, Athens Regional Medical Center, RB, 5.000%, 01/01/32	1,180,000	1,206,326
Cobb County Kennestone Hospital Authority, RB, 5.250%, 04/01/41	1,000,000	1,025,540
College Park Business & Industrial Development Authority, RB, 5.250%, 09/01/19, AMBAC	565,000	625,353
DeKalb County, Water & Sewerage Revenue, Series A, RB, 5.000%, 10/01/22	2,030,000	2,336,043
DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc., RB, 5.000%, 11/15/29(b)	6,300,000	6,524,658
DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc., RB, 5.250%, 11/15/39(b)	3,000,000	3,062,760
Douglasville-Douglas County Water & Sewer Authority, RB, 5.625%, 06/01/15, AMBAC	255,000	266,146
Downtown Smyrna Development Authority, RB, 5.250%, 02/01/28	1,000,000	1,135,240
Forsyth County, GO, 5.000%, 03/01/25(b)	6,825,000	7,786,233
Forsyth County School District, GO, 5.000%, 02/01/25	5,825,000	6,789,096
Forsyth County Water & Sewerage Authority, RB, 5.000%, 04/01/31, County Guaranteed	645,000	717,427

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Georgia Tax-Exempt Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Georgia—continued
Fulton County Development Authority, Georgia Tech Athletic Association, RB, 5.000%, 10/01/42(b)	4,025,000	4,065,693
Fulton County Development Authority, Molecular Science Building Project, RB, 5.250%, 05/01/22, NATL-RE(b)	2,370,000	2,429,771
Fulton County Development Authority, Robert Woodruff Arts Center, Inc., Series B, RB, 5.250%, 03/15/24	1,300,000	1,408,745
Georgia State, Series D, GO, 5.000%, 02/01/22	2,590,000	3,119,033
Georgia State Higher Education Facilities Authority, USG Real Estate Foundation I LLC, RB, 6.000%, 06/15/34	1,065,000	1,178,966
Georgia State Road & Tollway Authority, Series A, RB, 5.000%, 06/01/19	1,750,000	2,043,352
Georgia State Road & Tollway Authority, Series A, RB, 5.000%, 03/01/21, ST GTD	1,175,000	1,405,065
Georgia State Road & Tollway Authority, Series B, RB, 5.000%, 10/01/22, ST GTD	1,615,000	1,944,460
Glynn-Brunswick Memorial Hospital Authority, SouthEast Health System, Series A, RB, 5.500%, 08/01/28	1,920,000	2,016,096
Glynn-Brunswick Memorial Hospital Authority, SouthEast Health System, Series A, RB, 5.625%, 08/01/34	2,000,000	2,087,840
Greene County Development Authority, RB, 5.000%, 11/15/37	1,955,000	1,960,572
Gwinnett County Development Authority, Public Schools Project, COP, 5.250%, 01/01/21, Pre-refunded 01/01/2014 @ 100, NATL-RE	2,935,000	2,972,568
Gwinnett County School District, GO, 5.000%, 02/01/20	1,235,000	1,469,168
Gwinnett County School District, GO, 5.000%, 02/01/22	2,000,000	2,398,440
Henry County Water & Sewerage Authority, RB, 6.150%, 02/01/20, AMBAC	2,100,000	2,555,490

	Shares or Principal Amount($)	Value($)
Georgia—continued
Lincoln County School District, GO, 5.500%, 04/01/37, State Aid Withholding	1,000,000	1,088,880
Milledgeville & Baldwin County Development Authority, Georgia College & State University Foundation, RB, 6.000%, 09/01/33, Pre-refunded 09/01/2014 @ 101	2,355,000	2,503,530
Municipal Electric Authority of Georgia, Series A, RB, 5.000%, 01/01/21	2,540,000	2,936,850
Municipal Electric Authority of Georgia, Series B, RB, 4.000%, 01/01/16	755,000	809,707
Private Colleges & Universities Authority, Series A, RB, 5.000%, 10/01/43	3,000,000	3,159,300
Private Colleges & Universities Authority, Emory University, Series C, RB, 5.250%, 09/01/39	3,500,000	3,732,015
Richmond County Hospital Authority, University Health Services, Inc. Project, RB, 5.250%, 01/01/29	2,250,000	2,331,202
Thomasville Hospital Authority, John D. Archhold Memorial Hospital, RB, 5.375%, 11/01/40	2,510,000	2,559,472
Valdosta Board of Education, Sales Tax, GO, 4.000%, 02/01/16, State Aid Withholding	2,340,000	2,520,648
Walton County School District, GO, 4.000%, 08/01/16, State Aid Withholding	980,000	1,067,651

		117,988,155

North Carolina 2.2%
North Carolina State Capital Facilities Finance Agency, Educational Facilities, RB, 5.000%, 05/01/32	970,000	972,386
North Carolina State, Series C, GO, 5.000%, 05/01/21	1,600,000	1,923,056

		2,895,442

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Georgia Tax-Exempt Bond Fund — concluded

	Shares or Principal Amount($)	Value($)
Puerto Rico 0.0%(d)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series A, RB, 5.500%, 08/01/28, Pre-refunded 08/01/2019 @ 100	20,000	24,158

South Carolina 2.7%
South Carolina State Public Service Authority, Series A, RB, 5.750%, 12/01/43	2,000,000	2,179,900
South Carolina State Public Service Authority, Series E, RB, 5.000%, 12/01/48(e)	1,475,000	1,449,807

		3,629,707

Total Municipal Bonds (Cost $128,044,893)		131,469,101

Money Market Fund 1.6%
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01%(f)	2,197,754	2,197,754

Total Money Market Fund (Cost $2,197,754)		2,197,754

Total Investments (Cost $130,242,647) — 100.2%		133,666,855
Liabilities in Excess of Other Assets — (0.2)%		(303,237)

Net Assets — 100.0%		$133,363,618

(a)	Step bond. The rate shown is the rate in effect as of September 30, 2013.

(b)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(c)	Variable or floating rate security. Rate disclosed is as of September 30, 2013.

(d)	Less than 0.05% of Net Assets.

(e)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(f)	Rate disclosed, the 7 day net yield, is as of September 30, 2013.

Investment Abbreviations

AGM	—	Security guaranteed by Assured Guaranty Municipal Corporation
AMBAC	—	Security guaranteed by American Municipal Bond Assurance Corporation
AMT	—	Income subject to Alternative Minimum Tax
COP	—	Certificate of Participation
GO	—	General Obligation
NATL-RE	—	Reinsurance provided by National Public Finance Guarantee Corporation
RB	—	Revenue Bond
ST GTD	—	State Guaranteed

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

High Grade Municipal Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 87.2%
Alabama 6.7%
Birmingham, Series A, GO, 0.000%, 03/01/37(a)	2,000,000	1,689,160
Birmingham Special Care Facilities Financing Authority Health Care Facilities, Children’s Hospital of Alabama, RB, 6.000%, 06/01/39, AGC	2,000,000	2,241,800

		3,930,960

Alaska 4.0%
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, AGC(b)	2,000,000	2,325,500

California 8.1%
California State, GO, 5.250%, 03/01/30	1,225,000	1,314,486
California State, GO, 6.500%, 04/01/33(b)	2,000,000	2,362,660
Riverside County Transportation Commission Sales Tax, Series A, RB, 5.250%, 06/01/39	1,000,000	1,064,670

		4,741,816

District of Columbia 3.8%
District of Columbia, Income Tax, Series A, RB, 5.500%, 12/01/30	2,000,000	2,238,260

Florida 6.9%
Miami-Dade County, Series A, RB, 5.750%, 10/01/32	1,000,000	1,071,480
Reedy Creek Improvement District, Series A, GO, 5.250%, 06/01/31	2,750,000	2,970,550

		4,042,030

Georgia 4.1%
Fulton County Development Authority, Georgia Tech Athletic Association, RB, 5.750%, 10/01/36	1,250,000	1,356,837
Private Colleges & Universities Authority, Series A, RB, 5.000%, 10/01/43	1,000,000	1,053,100

		2,409,937

Idaho 4.6%
Idaho Health Facilities Authority, Series A, RB, 6.750%, 11/01/37	2,500,000	2,708,200

	Shares or Principal Amount($)	Value($)
Illinois 1.9%
University of Illinois, Auxiliary Facilities System, Series A, RB, 5.750%, 04/01/38	1,000,000	1,099,270

Kansas 2.8%
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, RB, 5.750%, 11/15/38(b)	1,500,000	1,655,265

Maine 4.8%
Maine State Turnpike Authority, RB, 6.000%, 07/01/38(b)	2,500,000	2,853,025

Maryland 1.8%
Baltimore County, GO, 5.000%, 08/01/15	1,000,000	1,085,280

Massachusetts 2.9%
Commonwealth of Massachusetts, Series A, GO, 5.000%, 04/01/25	1,500,000	1,706,445

Nevada 2.6%
Las Vegas Valley Water District, Series B, GO, 5.000%, 06/01/37	1,500,000	1,539,165

New Jersey 3.7%
New Jersey State Transportation Trust Fund Authority, Transportation System, Series A, RB, 6.000%, 12/15/38	1,955,000	2,195,856

New York 3.1%
Erie County Industrial Development Agency, City School District Buffalo, Series A, RB, 5.750%, 05/01/29, BHAC	1,000,000	1,124,730
New York State Dormitory Authority, Series A, RB, 5.000%, 07/01/43	715,000	729,329

		1,854,059

Rhode Island 3.8%
Rhode Island Clean Water Finance Agency Water Pollution Control, RB, 5.000%, 10/01/28	2,000,000	2,212,060

South Carolina 3.3%
South Carolina State Public Service Authority, Series E, RB, 5.000%, 12/01/48(c)	2,000,000	1,965,840

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

High Grade Municipal Bond Fund — concluded

	Shares or Principal Amount($)	Value($)
Texas 9.7%
Austin, Series 2005, GO, 5.000%, 09/01/19, NATL-RE	1,000,000	1,066,480
Dallas Independent School District, GO, 6.375%, 02/15/34, PSF-GTD(b)	4,000,000	4,644,520

		5,711,000

Washington 8.6%
Central Puget Sound Regional Transit Authority, Series A, RB, 5.000%, 11/01/23, Pre-refunded 05/01/2015 @ 100, AMBAC	1,500,000	1,611,060
Seattle Washington Municipal Light & Power, RB, 5.750%, 04/01/29, BHAC(b)	1,635,000	1,834,192
Washington State, Series B, GO, 5.000%, 02/01/31	1,500,000	1,611,240

		5,056,492

Total Municipal Bonds (Cost $48,621,166)		51,330,460

Money Market Fund 12.5%
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01%(d)	7,348,029	7,348,029

Total Money Market Fund (Cost $7,348,029)		7,348,029

	Shares or Principal Amount($)	Value($)
Total Investments (Cost $55,969,195) — 99.7%		58,678,489
Other Assets in Excess of Liabilities — 0.3%		178,796

Net Assets — 100.0%		$58,857,285

(a)	Step bond. The rate shown is the rate in effect as of September 30, 2013.

(b)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(d)	Rate disclosed, the 7 day net yield, is as of September 30, 2013.

Investment Abbreviations

AGC	—	Security guaranteed by Assured Guaranty Corporation
AMBAC	—	Security guaranteed by American Municipal Bond Assurance Corporation
BHAC	—	Security guaranteed by Berkshire Hathaway Assurance Corporation
GO	—	General Obligation
NATL-RE	—	Reinsurance provided by National Public Finance Guarantee Corporation
PSF-GTD	—	Security guaranteed by Permanent School Fund Guarantee Program
RB	—	Revenue Bond

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

High Income Fund

	Shares or Principal Amount($)	Value($)
Bank Loans 6.0%
Chemicals 0.3%
Ineos US Finance LLC, 6 Year Term Loan, 4.000%, 05/04/18(a)(b)	2,918,982	2,884,130

Commercial Services 0.1%
Walter Energy, Inc., Term Loan B, 6.750%, 04/02/18(a)(b)	953,846	914,328

Energy 0.4%
Aventine Renewable Energy Holdings, Inc., Extended PIK Term Loan B, 0.000%, 09/22/17(b)(c)(d)	5,640,499	3,327,894

Health Care 0.0%(e)
Community Health Systems, Inc., Extended Term Loan, 3.748%-3.761%, 01/25/17(a)(b)	105,909	105,762

Healthcare-Services 1.5%
Tenet Healthcare Corp., Unsecured Bridge Loan, 06/24/14(a)(f)	12,510,000	12,510,000

Insurance 0.3%
Asurion LLC, New Term Loan B1, 4.500%, 05/24/19(a)(b)	2,402,895	2,378,481

Lodging 0.2%
Scientific Games International, Inc., New Term Loan B, 05/22/20(a)(f)	1,275,000	1,263,844

Media 0.3%
Tribune Co., Exit Term Loan, 4.000%, 12/31/19(a)(b)	2,922,913	2,919,873

Mining 0.2%
FMG America Finance, Inc., Term Loan, 5.250%, 10/18/17(a)(b)	445,500	446,533
TMS International Corp., Bridge Term Loan, 08/22/14(a)(f)	1,550,000	1,550,000

		1,996,533

Oil & Gas 0.1%
Energy Transfer Equity, L.P., New Term Loan B, 3.750%, 03/24/17(a)(b)	1,217,250	1,221,060

Packaging & Containers 0.3%
Berry Plastics Holding Corp., Term Loan D, 3.500%, 02/07/20(a)(b)	2,825,800	2,792,597

	Shares or Principal Amount($)	Value($)
Retail 1.0%
JC Penney Corp., Inc., 1st Lien Term Loan, 05/22/18(a)(f)	2,389,013	2,313,544
Sears Holdings Corp., Term Loan, 06/29/18(a)(f)	4,785,000	4,746,146
Toys ‘R’ Us-Delaware, Inc., New Term Loan, 6.000%, 09/01/16(a)(b)	1,769,539	1,716,452

		8,776,142

Semiconductors 0.5%
Freescale Semiconductor, Inc., Term Loan B4, 5.000%, 02/28/20(a)(b)	3,860,600	3,872,297

Telecommunication Services 0.8%
Alcatel-Lucent USA, Inc., USD Term Loan C, 5.750%, 01/30/19(a)(b)	1,285,288	1,293,642
Cequel Communications LLC, Term Loan B, 3.500%, 02/14/19(a)(b)	1,531,675	1,528,014
Level 3 Financing, Inc., New 2019 Term Loan B, 4.000%, 08/01/19(a)(b)	965,000	963,070
Virgin Media Investment Holdings Ltd., USD Term Loan B, 3.500%, 06/08/20(a)(b)	2,585,000	2,568,120

		6,352,846

Total Bank Loans (Cost $53,730,238)		51,315,787

Corporate Bonds 87.7%
Advertising 0.2%
MDC Partners, Inc., 6.750%, 04/01/20(a)	1,885,000	1,908,563

Aerospace/Defense 0.7%
BE Aerospace, Inc., 5.250%, 04/01/22	1,945,000	1,930,412
GenCorp, Inc., 7.125%, 03/15/21(a)	825,000	864,188
Silver II Borrower/Silver II US Holdings LLC, 7.750%, 12/15/20(a)	600,000	616,500
TransDigm, Inc., 7.500%, 07/15/21(h)	2,390,000	2,569,250

		5,980,350

Agriculture 0.3%
Pinnacle Operating Corp., 9.000%, 11/15/20(a)	2,105,000	2,154,994

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Airlines 1.3%
Air Canada, 6.750%, 10/01/19(a)	3,360,000	3,343,200
Air Canada, 8.750%, 04/01/20(a)	7,950,000	8,043,412

		11,386,612

Apparel 0.5%
Wolverine World Wide, Inc., 6.125%, 10/15/20	4,410,000	4,575,375

Auto Manufacturers 1.5%
General Motors Co., 3.500%, 10/02/18(a)	6,190,000	6,174,525
General Motors Co., 6.250%, 10/02/43(a)	6,965,000	6,860,525
General Motors Co. Escrow, 7.200% (c)(d)(h)	17,182,000	—
General Motors Co. Escrow, 8.375% (c)(d)(h)	36,800,000	—

		13,035,050

Auto Parts & Equipment 0.6%
Affinia Group, Inc., 7.750%, 05/01/21(a)	1,700,000	1,742,500
Schaeffler Holding Finance BV, PIK, 6.875%, 08/15/18(a)	3,300,000	3,456,750

		5,199,250

Banks 2.4%
Ally Financial, Inc., 7.500%, 09/15/20(i)	4,490,000	5,045,637
Ally Financial, Inc., 8.000%, 11/01/31(i)	7,345,000	8,263,125
Citigroup, Inc., Series D, 5.350%(j)	4,435,000	3,858,450
Provident Funding Associates LP/PFG Finance Corp., 6.750%, 06/15/21(a)	1,105,000	1,110,525
Provident Funding Associates LP/PFG Finance Corp., 10.125%, 02/15/19(a)	1,645,000	1,817,725

		20,095,462

Building Materials 1.2%
Cemex Finance LLC, 9.375%, 10/12/22(a)	1,375,000	1,505,625
CPG Merger Sub LLC, 8.000%, 10/01/21(a)	3,115,000	3,165,619
Gibraltar Industries, Inc., 6.250%, 02/01/21	1,270,000	1,282,700
Masco Corp., 5.950%, 03/15/22	2,640,000	2,765,400
USG Corp., 9.750%, 01/15/18	1,135,000	1,313,762

		10,033,106

	Shares or Principal Amount($)	Value($)
Chemicals 1.2%
Ineos Finance PLC, 7.500%, 05/01/20(a)	3,985,000	4,273,913
Kinove German Bondco GmbH, 9.625%, 06/15/18(a)	988,000	1,091,740
Nufarm Australia Ltd., 6.375%, 10/15/19(a)	1,630,000	1,621,850
PetroLogistics LP/PetroLogistics Finance Corp., 6.250%, 04/01/20(a)	1,600,000	1,568,000
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., 6.500%, 04/15/21(a)	1,815,000	1,778,700

		10,334,203

Coal 0.6%
Natural Resource Partners LP, 9.125%, 10/01/18(a)	1,862,000	1,880,620
Peabody Energy Corp., 6.250%, 11/15/21(h)	3,005,000	2,914,850

		4,795,470

Commercial Services 4.2%
Cenveo Corp., 11.500%, 05/15/17(h)	3,310,000	3,144,500
FTI Consulting, Inc., 6.000%, 11/15/22	2,045,000	2,029,662
Harland Clarke Holdings Corp., 9.750%, 08/01/18(a)	13,287,000	14,017,785
Lender Processing Services, Inc., 5.750%, 04/15/23	2,835,000	2,909,419
Live Nation Entertainment, Inc., 7.000%, 09/01/20(a)	1,245,000	1,299,469
Monitronics International, Inc., 9.125%, 04/01/20(a)	1,377,000	1,442,408
Monitronics International, Inc., 9.125%, 04/01/20	3,755,000	3,933,362
Prospect Medical Holdings, Inc., 8.375%, 05/01/19(a)	4,577,000	4,805,850
United Rentals North America, Inc., 7.625%, 04/15/22	2,135,000	2,321,812

		35,904,267

Computers 0.4%
j2 Global, Inc., 8.000%, 08/01/20	3,020,000	3,246,500

Distribution/Wholesale 0.1%
LKQ Corp., 4.750%, 05/15/23(a)	425,000	394,188

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Diversified Financial Services 3.8%
Aircastle Ltd., 7.625%, 04/15/20	1,205,000	1,331,525
CNG Holdings, Inc., 9.375%, 05/15/20(a)	2,740,000	2,534,500
Community Choice Financial, Inc., 10.750%, 05/01/19	2,585,000	2,274,800
Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20(a)(g)	1,700,000	1,651,125
Icahn Enterprises Finance Corp., 8.000%, 01/15/18	1,630,000	1,707,425
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.000%, 08/01/20(a)(h)	2,625,000	2,625,000
International Lease Finance Corp., 6.250%, 05/15/19	3,585,000	3,764,250
International Lease Finance Corp., 8.250%, 12/15/20	1,405,000	1,601,700
International Lease Finance Corp., 8.750%, 03/15/17	4,930,000	5,657,175
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.375%, 04/01/20(a)	2,610,000	2,583,900
Jefferies LoanCore LLC/JLC Finance Corp., 6.875%, 06/01/20(a)	720,000	705,600
Serta Simmons Holdings LLC, 8.125%, 10/01/20(a)(h)	3,420,000	3,599,550
Springleaf Finance Corp., 7.750%, 10/01/21(a)	887,000	920,262
Springleaf Finance Corp., 8.250%, 10/01/23(a)	887,000	922,480

		31,879,292

Electric 2.3%
Dynegy, Inc., 5.875%, 06/01/23(a)	6,227,000	5,682,138
Enel SpA, 8.750%, 09/24/73(a)	1,225,000	1,239,472
GenOn Energy, Inc., 9.500%, 10/15/18	3,630,000	4,083,750
Midwest Generation LLC, Series B, 8.560%, 01/02/16(c)	5,312,265	5,232,581
NRG Energy, Inc., 7.625%, 05/15/19	3,195,000	3,370,725

		19,608,666

Electrical Components & Equipment 0.3%
General Cable Corp., 5.750%, 10/01/22(a)	905,000	866,538

	Shares or Principal Amount($)	Value($)
Electrical Components & Equipment—continued
GrafTech International Ltd., 6.375%, 11/15/20	1,450,000	1,464,500

		2,331,038

Electronics 0.5%
APX Group, Inc., 6.375%, 12/01/19(a)	4,425,000	4,181,625

Energy-Alternate Sources 0.2%
First Wind Capital LLC, 10.250%, 06/01/18(a)	1,600,000	1,720,000

Engineering & Construction 0.8%
Aguila 3 SA, 7.875%, 01/31/18(a)	2,295,000	2,398,275
Aguila 3 SA, 7.875%, 01/31/18(a)	4,190,000	4,378,550

		6,776,825

Entertainment 1.9%
Carmike Cinemas, Inc., 7.375%, 05/15/19	1,310,000	1,411,525
Diamond Resorts Corp., 12.000%, 08/15/18	5,555,000	6,166,050
DreamWorks Animation SKG, Inc., 6.875%, 08/15/20(a)	920,000	954,500
Gibson Brands, Inc., 8.875%, 08/01/18(a)(h)	1,412,000	1,433,180
Mohegan Tribal Gaming Authority, 9.750%, 09/01/21(a)	2,230,000	2,330,350
Pinnacle Entertainment, Inc., 7.750%, 04/01/22	1,170,000	1,231,425
Pinnacle Entertainment, Inc., 8.750%, 05/15/20(h)	750,000	821,250
Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21(a)	1,320,000	1,346,400

		15,694,680

Environmental Control 0.7%
Clean Harbors, Inc., 5.125%, 06/01/21	1,100,000	1,062,875
Nuverra Environmental Solutions, Inc., 9.875%, 04/15/18	5,155,000	5,232,325

		6,295,200

Exploration & Production 0.2%
PetroQest Energy, Inc., 10.000%, 09/01/17(a)	1,650,000	1,683,000

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Food 2.1%
Hawk Acquisition Sub, Inc., 4.250%, 10/15/20(a)	13,460,000	12,837,475
Post Holdings, Inc., 7.375%, 02/15/22(a)	1,680,000	1,766,100
Post Holdings, Inc., 7.375%, 02/15/22	3,445,000	3,621,556

		18,225,131

Forest Products & Paper 0.6%
Resolute Forest Products, Inc., 5.875%, 05/15/23(a)	754,000	661,635
Verso Paper Holdings LLC/Verso Paper, Inc., 11.750%, 01/15/19(h)	6,625,000	4,372,500

		5,034,135

Gas 0.3%
Sabine Pass LNG LP, 6.500%, 11/01/20(a)	2,230,000	2,263,450
Sabine Pass LNG LP, 7.500%, 11/30/16	565,000	621,500

		2,884,950

Hand/Machine Tools 0.3%
Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21(a)	2,619,000	2,704,118

Healthcare-Products 1.0%
Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	1,355,000	1,495,581
Physio-Control International, Inc., 9.875%, 01/15/19(a)	6,127,000	6,862,240

		8,357,821

Healthcare-Services 1.8%
MedImpact Holdings, Inc., 10.500%, 02/01/18(a)	5,600,000	6,076,000
Tenet Healthcare Corp., 6.000%, 10/01/20(a)	2,790,000	2,852,775
Tenet Healthcare Corp., 8.125%, 04/01/22(a)	6,265,000	6,539,094

		15,467,869

Holding Companies-Diversified 0.9%
Nielsen Co. Luxembourg SARL (The), 5.500%, 10/01/21(a)	3,335,000	3,339,169
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.125%, 09/01/20(a)	4,285,000	4,477,825

		7,816,994

	Shares or Principal Amount($)	Value($)
Home Builders 0.5%
Allegion US Holding Co., 5.750%, 10/01/21(a)(g)	666,000	666,000
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.125%, 07/01/22(a)	1,535,000	1,504,300
KB Home, 7.500%, 09/15/22	850,000	884,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.250%, 04/15/21(a)	1,605,000	1,496,663

		4,550,963

Household Products/Wares 0.6%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg I SA, 7.875%, 08/15/19	4,875,000	5,362,500

Housewares 0.5%
Libbey Glass, Inc., 6.875%, 05/15/20	3,978,000	4,236,570

Insurance 1.5%
Assured Guaranty Municipal Holdings, Inc., 6.400%, 12/15/66(a)(h)	3,560,000	3,097,200
Assured Guaranty US Holdings, Inc., Series A, 6.400%, 12/15/66(h)	2,370,000	2,014,500
Genworth Financial, Inc., 6.150%, 11/15/66(h)	1,125,000	984,375
Hockey Merger Sub 2, Inc., 7.875%, 10/01/21(a)(g)	2,405,000	2,408,006
MBIA, Inc., 5.700%, 12/01/34	105,000	86,100
MBIA, Inc., 6.625%, 10/01/28	4,300,000	3,848,500

		12,438,681

Internet 0.7%
Mood Media Corp., 9.250%, 10/15/20(a)	2,010,000	1,718,550
Zayo Escrow Corp., 8.125%, 01/01/20(h)	4,175,000	4,566,406

		6,284,956

Iron/Steel 0.2%
JMC Steel Group, 8.250%, 03/15/18(a)(h)	1,610,000	1,573,775

Leisure Time 0.3%
ClubCorp Club Operations, Inc., 10.000%, 12/01/18	640,000	708,800

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Leisure Time—continued
Viking Cruises Ltd., 8.500%, 10/15/22(a)	1,505,000	1,666,788

		2,375,588

Lodging 3.0%
Caesars Entertainment Operating Co., Inc., 8.500%, 02/15/20	9,665,000	8,891,800
Caesars Entertainment Operating Co., Inc., 9.000%, 02/15/20	1,700,000	1,593,750
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19(a)	3,640,000	3,585,400
Paris Las Vegas Holding, 11.000%, 10/01/21(a)(g)	11,365,000	11,365,000

		25,435,950

Machinery-Diversified 0.1%
Manitowoc Co., Inc. (The), 8.500%, 11/01/20	790,000	878,875

Media 5.9%
Block Communications, Inc., 7.250%, 02/01/20(a)	2,690,000	2,824,500
CCO Holdings LLC/Cap Corp., 5.125%, 02/15/23	2,870,000	2,633,225
CCO Holdings LLC/Cap Corp., 5.250%, 09/30/22(i)	5,400,000	4,995,000
CCO Holdings LLC/Cap Corp., 5.750%, 09/01/23(a)	1,635,000	1,549,162
CCO Holdings LLC/Cap Corp., 5.750%, 01/15/24	5,065,000	4,786,425
Cequel Communications Holdings I LLC, 6.375%, 09/15/20(a)	825,000	841,500
Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	2,560,000	2,598,400
Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/22	3,500,000	3,570,000
DISH DBS Corp., 4.250%, 04/01/18	4,895,000	4,901,119
DISH DBS Corp., 5.000%, 03/15/23	2,260,000	2,096,150
DISH DBS Corp., 5.875%, 07/15/22	9,765,000	9,618,525
LIN Television Corp., 6.375%, 01/15/21	1,195,000	1,195,000

	Shares or Principal Amount($)	Value($)
Media—continued
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.750%, 04/01/21(a)(h)	825,000	874,500
Nexstar Broadcasting, Inc., 6.875%, 11/15/20(a)(g)	1,780,000	1,811,150
Univision Communications, Inc., 5.125%, 05/15/23(a)	1,545,000	1,479,338
Univision Communications, Inc., 6.750%, 09/15/22(a)	4,340,000	4,578,700

		50,352,694

Mining 1.9%
Century Aluminum Co., 7.500%, 06/01/21(a)(h)	1,555,000	1,438,375
FMG Resources August 2006 Pty Ltd., 8.250%, 11/01/19(a)(h)	6,115,000	6,588,912
HudBay Minerals, Inc., 9.500%, 10/01/20	660,000	661,650
Inmet Mining Corp., 8.750%, 06/01/20(a)(h)	6,270,000	6,708,900
Vulcan Materials Co., 7.500%, 06/15/21	940,000	1,048,100

		16,445,937

Miscellaneous Manufacturer 0.7%
Bombardier, Inc., 5.750%, 03/15/22(a)	1,065,000	1,057,013
Bombardier, Inc., 6.125%, 01/15/23(a)(i)	4,830,000	4,830,000

		5,887,013

Oil & Gas 11.1%
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp., 7.750%, 01/15/21(a)	2,525,000	2,348,250
Atlas Resource Escrow Corp., 9.250%, 08/15/21(a)(h)	4,513,000	4,558,130
Chesapeake Energy Corp., 6.625%, 08/15/20	2,085,000	2,241,375
CITGO Petroleum Corp., 11.500%, 07/01/17(a)	4,155,000	4,560,112
Continental Resources, Inc., 4.500%, 04/15/23	2,075,000	2,036,094
Continental Resources, Inc., 5.000%, 09/15/22	1,365,000	1,373,531
EP Energy LLC/Everest Acquisition Finance, Inc., 6.875%, 05/01/19	965,000	1,030,138

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Oil & Gas—continued
EP Energy LLC/Everest Acquisition Finance, Inc., 7.750%, 09/01/22	2,235,000	2,424,975
Halcon Resources Corp., 8.875%, 05/15/21	9,515,000	9,752,875
Halcon Resources Corp., 9.250%, 02/15/22(a)	805,000	837,200
Halcon Resources Corp., 9.750%, 07/15/20	2,832,000	2,994,840
Hercules Offshore, Inc., 7.125%, 04/01/17(a)	3,954,000	4,206,068
Hercules Offshore, Inc., 7.500%, 10/01/21(a)(g)	1,295,000	1,295,000
Hercules Offshore, Inc., 8.750%, 07/15/21(a)	1,440,000	1,526,400
Linn Energy LLC/Finance Corp., 8.625%, 04/15/20	855,000	883,856
MEG Energy Corp., 6.375%, 01/30/23(a)	3,880,000	3,802,400
MEG Energy Corp., 7.000%, 03/31/24(a)	5,120,000	5,152,000
Oasis Petroleum, Inc., 6.875%, 03/15/22(a)	1,615,000	1,703,825
Oasis Petroleum, Inc., 6.875%, 01/15/23	2,470,000	2,618,200
Offshore Group Investment Ltd., 7.125%, 04/01/23	400,000	390,000
Offshore Group Investment Ltd., 7.500%, 11/01/19(h)	3,925,000	4,131,063
Plains Exploration & Production Co., 6.500%, 11/15/20	1,020,000	1,094,381
Plains Exploration & Production Co., 6.750%, 02/01/22	1,834,000	1,962,908
Plains Exploration & Production Co., 6.875%, 02/15/23	9,210,000	9,877,725
Range Resources Corp., 5.000%, 03/15/23	3,270,000	3,139,200
Rex Energy Corp., 8.875%, 12/01/20(a)	1,715,000	1,800,750
SandRidge Energy, Inc., 7.500%, 03/15/21	6,430,000	6,494,300
United Refining Co., 10.500%, 02/28/18(i)	8,583,000	9,570,045
WPX Energy, Inc., 6.000%, 01/15/22	1,000,000	1,013,750

		94,819,391

	Shares or Principal Amount($)	Value($)
Oil & Gas Services 1.0%
Cie Generale de Geophysique —Veritas, 6.500%, 06/01/21	2,080,000	2,121,600
Forum Energy Technologies, Inc., 6.250%, 10/01/21(a)	2,010,000	2,022,563
Hornbeck Offshore Services, Inc., 5.000%, 03/01/21	2,325,000	2,226,187
Oil States International, Inc., 6.500%, 06/01/19	2,140,000	2,268,400

		8,638,750

Pharmaceuticals 2.2%
ConvaTec Healthcare, 10.500%, 12/15/18(a)(i)	6,620,000	7,480,600
VPII Escrow Corp., 6.750%, 08/15/18(a)	4,580,000	4,900,600
VPII Escrow Corp., 7.500%, 07/15/21(a)	5,525,000	5,953,187

		18,334,387

Pipelines 2.2%
Access Midstream Partners LP/ACMP Finance Corp., 5.875%, 04/15/21	2,660,000	2,733,150
Access Midstream Partners LP/ACMP Finance Corp., 6.125%, 07/15/22	1,635,000	1,679,962
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.500%, 02/15/23	1,050,000	1,052,625
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.250%, 06/15/22	315,000	331,538
Sabine Pass Liquefaction LLC, 5.625%, 02/01/21(a)	8,705,000	8,520,019
Sabine Pass Liquefaction LLC, 5.625%, 04/15/23(a)	2,550,000	2,444,812
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.125%, 10/15/21	1,475,000	1,482,375

		18,244,481

Real Estate 0.8%
CBRE Services, Inc., 5.000%, 03/15/23	2,910,000	2,728,125
Howard Hughes Corp., 6.875%, 10/01/21(a)	4,170,000	4,166,914

		6,895,039

Retail 2.8%
Hot Topic, Inc., 9.250%, 06/15/21(a)	1,065,000	1,094,288

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Retail—continued
JC Penney Corp., Inc., 5.650%, 06/01/20(h)	3,160,000	2,362,100
JC Penney Corp., Inc., 6.375%, 10/15/36(h)	3,552,000	2,477,520
Landry’s Holdings II, Inc., 10.250%, 01/01/18(a)	720,000	754,200
Landry’s, Inc., 9.375%, 05/01/20(a)	4,895,000	5,164,225
Outerwall, Inc., 6.000%, 03/15/19(a)	1,540,000	1,501,500
Party City Holdings, Inc., 8.875%, 08/01/20(a)(h)	2,055,000	2,209,125
Sears Holdings Corp., 6.625%, 10/15/18(h)	9,005,000	8,487,212

		24,050,170

Semiconductors 0.3%
Advanced Micro Devices, Inc., 7.500%, 08/15/22	805,000	770,787
Advanced Micro Devices, Inc., 7.750%, 08/01/20(h)	825,000	807,469
Magnachip Semiconductor Corp., 6.625%, 07/15/21(a)	760,000	750,500

		2,328,756

Shipbuilding 0.2%
Huntington Ingalls Industries, Inc., 7.125%, 03/15/21	1,565,000	1,686,288

Software 1.9%
Activision Blizzard, Inc., 5.625%, 09/15/21(a)	4,625,000	4,630,781
Activision Blizzard, Inc., 6.125%, 09/15/23(a)	2,625,000	2,638,125
BMC Software Finance, Inc., 8.125%, 07/15/21(a)(h)	3,750,000	3,890,625
First Data Corp., 6.750%, 11/01/20(a)	5,065,000	5,242,275

		16,401,806

Storage/Warehousing 0.7%
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC, 8.875%, 03/15/18	5,995,000	6,204,825

Telecommunication Services 14.3%
Avanti Communications Group PLC, 10.000%, 10/01/19(a)(g)	3,665,000	3,701,650
CenturyLink, Inc., 5.625%, 04/01/20	3,595,000	3,509,619
EarthLink, Inc., 7.375%, 06/01/20(a)	1,375,000	1,340,625

	Shares or Principal Amount($)	Value($)
Telecommunication Services—continued
Intelsat Jackson Holdings SA, 5.500%, 08/01/23(a)	575,000	537,625
Level 3 Financing, Inc., 8.125%, 07/01/19	5,985,000	6,403,950
Level 3 Financing, Inc., 8.625%, 07/15/20	3,855,000	4,211,587
Lynx II Corp., 6.375%, 04/15/23(a)(h)	2,775,000	2,761,125
MetroPCS Wireless, Inc., 6.250%, 04/01/21(a)	3,740,000	3,758,700
MetroPCS Wireless, Inc., 6.625%, 04/01/23(a)(h)	4,250,000	4,260,625
NII Capital Corp., 7.625%, 04/01/21(h)	3,995,000	2,836,450
NII International Telecom S.A.R.L., 11.375%, 08/15/19(a)(h)	3,705,000	3,834,675
NII International Telecom SCA, 7.875%, 08/15/19(a)	2,960,000	2,686,200
Nortel Networks Ltd., 10.750%, 07/15/16(c)(h)(i)	6,790,000	7,859,425
Sable International Finance Ltd., 8.750%, 02/01/20(a)	770,000	843,150
Satmex Escrow SA de CV, 9.500%, 05/15/17(i)	8,770,000	9,559,300
SBA Telecommunications, Inc., 5.750%, 07/15/20	4,415,000	4,381,887
Softbank Corp., 4.500%, 04/15/20(a)	5,630,000	5,410,430
Sprint Capital Corp., 6.875%, 11/15/28	2,405,000	2,146,463
Sprint Capital Corp., 6.900%, 05/01/19(i)	10,664,000	10,957,260
Sprint Communications, Inc., 7.000%, 08/15/20(i)	4,175,000	4,248,062
Sprint Corp., 7.875%, 09/15/23(a)	3,570,000	3,641,400
Trilogy International Partners LLC, 10.250%, 08/15/16(a)(h)	7,855,000	7,540,800
Tw telecom holdings, Inc., 5.375%, 10/01/22	3,985,000	3,805,675
UPCB Finance V Ltd., 7.250%, 11/15/21(a)	3,300,000	3,597,000
US West Capital Funding, Inc., 6.875%, 07/15/28	1,490,000	1,326,100
ViaSat, Inc., 6.875%, 06/15/20	3,945,000	4,092,938
Wind Acquisition Finance Holdings, PIK, 12.250%, 07/15/17(a)(h)	11,246,252	10,814,833

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Telecommunication Services—continued
Wind Acquisition Finance SA, 7.250%, 02/15/18(a)	1,775,000	1,837,125

		121,904,679

Transportation 1.3%
CHC Helicopter SA, 9.250%, 10/15/20(h)(i)	6,575,000	7,002,375
CHC Helicopter SA, 9.375%, 06/01/21	3,725,000	3,706,375

		10,708,750

Trucking & Leasing 0.1%
Flexi-Van Leasing, Inc., 7.875%, 08/15/18(a)	835,000	864,225

Total Corporate Bonds (Cost $733,726,979)		746,609,783

Convertible Corporate Bond 0.3%
Auto Parts & Equipment 0.3%
Meritor, Inc., 4.625%, 03/01/26(b)(h)	2,145,000	2,162,428

Total Convertible Corporate Bond (Cost $1,874,262)		2,162,428

Preferred Stock 0.4%
Diversified Financial Service 0.4%
GMAC Capital Trust I, Series 2, 8.125%(b)	121,110	3,239,692

Total Preferred Stock (Cost $3,027,750)		3,239,692

Convertible Preferred Stock 1.0%
Auto Manufacturers 1.0%
General Motors Co., Series B, 4.750%, 12/01/13	166,615	8,355,742

Total Convertible Preferred Stock (Cost $5,993,656)		8,355,742

Common Stock 0.1%
Energy-Alternate Sources 0.1%
Aventine Renewable Energy Holdings, Inc.	52,974	927,045

Total Common Stock (Cost $6,346,908)		927,045

U.S. Treasury Obligation 0.2%
U.S. Treasury Bill 0.2%
0.000%, 10/17/13	2,100,000	2,099,975

Total U.S. Treasury Obligation (Cost $2,099,962)		2,099,975

	Shares or Principal Amount($)	Value($)
Short-Term Investment 10.0%
RidgeWorth Funds Securities Lending Joint Account(k)	84,934,056	84,934,056

Total Short-Term Investment (Cost $84,934,056)		84,934,056

Money Market Fund 7.6%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(l)	64,530,497	64,530,497

Total Money Market Fund (Cost $64,530,497)		64,530,497

Total Investments (Cost $956,264,308) — 113.3%		964,175,005
Liabilities in Excess of Other Assets — (13.3)%		(113,003,478)

Net Assets — 100.0%		$851,171,527

*	Non-income producing security.

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 51.1% of net assets as of September 30, 2013.

(b)	Variable or floating rate security. Rate disclosed is as of September 30, 2013.

(c)	Security is in default.

(d)	The Fund’s investment adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.

(e)	Less than 0.05% of Net Assets.

(f)	The security does not have a stated settlement date and will receive a rate upon settling with the custodian.

(g)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(h)	The security or a partial position of the security was on loan as of September 30, 2013. The total value of securities on loan as of September 30, 2013 was $82,632,675.

(i)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(j)	Security is perpetual in nature and has no stated maturity.

(k)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2013 (See Note 2(k)).

(l)	Rate disclosed, the 7 day net yield, is as of September 30, 2013.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

High Income Fund — concluded

Investment Abbreviations

PIK	—	Payment in-kind
ULC	—	Unlimited Liability Company

Centrally Cleared Credit Default Swap Contracts — Buy Protection

At September 30, 2013, the Fund’s open credit default swap contracts were as follows:

Underlying Instrument	Broker (Exchange)	Notional Amount	Fixed Rate	Expiration Date	Implied Credit Spread*	Value	Unrealized Appreciation (Depreciation)
CDX.NA.HY.20	JPMorgan (CME)	$62,500,000	5.000%	06/20/18	3.592%	$3,655,048	$204,725
CDX.NA.HY.20	JPMorgan (CME)	44,000,000	5.000	06/20/18	3.592	(2,573,154)	(559,723)

						$1,081,894	$(354,998)

As the buyer of protection, the Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.

The value column indicates the impact each respective swap contract has on the Fund’s Net Assets at September 30, 2013.

*	Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Intermediate Bond Fund

	Shares or Principal Amount($)	Value($)
Collateralized Mortgage Obligation 0.4%
Commercial Mortgage Backed Securities 0.4%
LB-UBS Commercial Mortgage Trust
Series 2005-C7, Cl A3, 5.454%, 11/15/30(a)	1,751,919	1,828,716

Total Collateralized Mortgage Obligation (Cost $1,753,258)		1,828,716

Corporate Bonds 27.1%
Aerospace/Defense 0.3%
United Technologies Corp., 3.100%, 06/01/22	1,286,000	1,265,083

Agriculture 0.5%
Japan Tobacco, Inc., 2.100%, 07/23/18(b)	2,333,000	2,334,400

Airlines 0.3%
American Airlines Pass Through Trust, 4.950%, 07/15/24(b)	1,623,000	1,631,115

Auto Manufacturers 0.4%
Daimler Finance N.A. LLC, 3.875%, 09/15/21(b)	825,000	847,611
Volkswagen International Finance, 2.375%, 03/22/17(b)	944,000	967,594

		1,815,205

Banks 1.5%
Fifth Third Bank, 1.450%, 02/28/18	1,883,000	1,830,201
HSBC Bank PLC, 3.500%, 06/28/15(b)	751,000	785,689
KeyBank NA, 1.650%, 02/01/18	1,075,000	1,055,532
PNC Bank NA, 0.800%, 01/28/16	2,248,000	2,240,080
Wells Fargo & Co., 1.250%, 02/13/15, MTN	1,202,000	1,212,007

		7,123,509

Beverages 0.5%
Anheuser-Busch InBev Worldwide, Inc., 2.500%, 07/15/22	1,220,000	1,128,642
SABMiller Holdings, Inc., 2.450%, 01/15/17(b)	1,156,000	1,187,682

		2,316,324

Chemicals 0.3%
Dow Chemical Co. (The), 3.000%, 11/15/22	617,000	568,130

	Shares or Principal Amount($)	Value($)
Chemicals—continued
Praxair, Inc., 4.625%, 03/30/15	889,000	942,406

		1,510,536

Commercial Services 0.4%
ERAC USA Finance LLC, 2.750%, 03/15/17(b)	716,000	732,136
ERAC USA Finance LLC, 5.250%, 10/01/20(b)	619,000	687,019
ERAC USA Finance LLC, 5.600%, 05/01/15(b)	716,000	765,732

		2,184,887

Computers 1.2%
Apple, Inc., 2.400%, 05/03/23	1,122,000	1,015,613
EMC Corp., 3.375%, 06/01/23	1,325,000	1,294,753
IBM Corp., 0.875%, 10/31/14	1,740,000	1,751,206
IBM Corp., 1.250%, 02/06/17	1,610,000	1,615,277

		5,676,849

Diversified Financial Services 3.0%
American Express Credit Corp., 2.375%, 03/24/17, MTN	626,000	645,992
CME Group, Inc., 5.750%, 02/15/14	1,228,000	1,251,454
Ford Motor Credit Co. LLC, 4.375%, 08/06/23	832,000	832,470
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	1,522,000	1,667,429
General Electric Capital Corp., Series C, 5.250%(a)(c)(d)	1,800,000	1,668,600
General Electric Capital Corp., Series B, 6.250%(a)(c)	2,100,000	2,121,000
John Deere Capital Corp., 1.250%, 12/02/14, MTN	998,000	1,008,181
Lazard Group LLC, 6.850%, 06/15/17	405,000	459,051
Lazard Group LLC, 7.125%, 05/15/15	855,000	925,416
MassMutual Global Funding LLC, 2.000%, 04/05/17(b)	766,000	766,268
PACCAR Financial Corp., 1.550%, 09/29/14, MTN	1,200,000	1,214,198
Toyota Motor Credit Corp., 3.200%, 06/17/15, MTN	603,000	630,669
Woodside Finance Ltd., 4.600%, 05/10/21(b)	1,283,000	1,357,369

		14,548,097

Electric 1.2%
Alabama Power Co., 5.800%, 11/15/13	1,994,000	2,006,321

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Intermediate Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Electric—continued
Dominion Resources, Inc., 1.950%, 08/15/16	477,000	486,725
Exelon Generation Co. LLC, 6.200%, 10/01/17	567,000	650,008
Georgia Power Co., 6.000%, 11/01/13	1,442,000	1,448,042
Southern California Edison Co., 5.750%, 03/15/14	1,274,000	1,303,289

		5,894,385

Electronics 0.4%
Agilent Technologies, Inc., 3.875%, 07/15/23	2,195,000	2,131,683

Forest Products & Paper 0.2%
Georgia-Pacific LLC, 3.734%, 07/15/23(b)	1,217,000	1,186,364

Healthcare-Products 0.1%
Becton Dickinson and Co., 3.250%, 11/12/20	284,000	288,742

Healthcare-Services 0.6%
Howard Hughes Medical Institute, 3.500%, 09/01/23	1,075,000	1,072,488
WellPoint, Inc., 2.300%, 07/15/18	2,025,000	2,025,933

		3,098,421

Insurance 1.2%
Allstate Corp. (The), 5.750%, 08/15/53(a)	1,456,000	1,419,600
American International Group, Inc., 4.125%, 02/15/24(e)	1,068,000	1,068,736
Berkshire Hathaway, Inc., 3.200%, 02/11/15	1,197,000	1,240,858
Fairfax Financial Holdings Ltd., 5.800%, 05/15/21(b)	616,000	632,446
Nationwide Financial Services, Inc., 5.375%, 03/25/21(b)	1,415,000	1,514,438

		5,876,078

Internet 0.1%
eBay, Inc., 2.600%, 07/15/22	519,000	482,535

Machinery-Diversified 0.3%
Deere & Co., 2.600%, 06/08/22	1,433,000	1,351,839

Media 0.6%
Comcast Corp., 3.125%, 07/15/22	1,921,000	1,871,523

	Shares or Principal Amount($)	Value($)
Media—continued
Time Warner Cable, Inc., 4.000%, 09/01/21	994,000	927,371

		2,798,894

Mining 3.8%
Barrick (PD) Australia Finance Property Ltd., 4.950%, 01/15/20	763,000	764,281
Barrick Gold Corp., 3.850%, 04/01/22	4,347,000	3,844,452
Barrick Gold Corp., 4.100%, 05/01/23	2,121,000	1,867,748
Barrick International Barbados Corp., 5.750%, 10/15/16(b)	1,248,000	1,334,446
BHP Billiton Finance USA Ltd., 1.125%, 11/21/14	1,039,000	1,047,808
Kinross Gold Corp., 5.125%, 09/01/21(d)	2,748,000	2,606,896
Newmont Mining Corp., 3.500%, 03/15/22	7,811,000	6,830,376

		18,296,007

Miscellaneous Manufacturer 0.4%
3M Co., 1.375%, 09/29/16	491,000	499,705
General Electric Co., 2.700%, 10/09/22	993,000	936,649
General Electric Co., 5.250%, 12/06/17	410,000	466,642

		1,902,996

Oil & Gas 0.3%
BP Capital Markets PLC, 2.248%, 11/01/16	798,000	821,386
Ensco PLC, 4.700%, 03/15/21	769,000	816,231

		1,637,617

Oil & Gas Services 0.5%
Schlumberger Investment SA, 3.300%, 09/14/21(b)	636,000	636,998
Weatherford International Ltd., 4.950%, 10/15/13	1,160,000	1,161,460
Weatherford International Ltd., 5.125%, 09/15/20	526,000	548,378

		2,346,836

Pharmaceuticals 0.7%
Express Scripts Holding Co., 2.650%, 02/15/17	582,000	600,019
Mylan, Inc., 1.800%, 06/24/16(b)	592,000	594,448

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Intermediate Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Pharmaceuticals—continued
Novartis Securities Investment Ltd., 5.125%, 02/10/19	427,000	489,044
Perrigo Co., 2.950%, 05/15/23	692,000	668,988
Zoetis, Inc., 3.250%, 02/01/23(b)	947,000	901,558

		3,254,057

Pipelines 1.2%
El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	364,000	418,574
Energy Transfer Partners LP, 4.650%, 06/01/21	488,000	501,035
Energy Transfer Partners LP, 6.700%, 07/01/18	1,108,000	1,297,619
Kinder Morgan Energy Partners LP, 3.450%, 02/15/23	2,171,000	2,030,315
TC Pipelines LP, 4.650%, 06/15/21	667,000	678,026
Williams Partners LP, 4.125%, 11/15/20	783,000	792,505

		5,718,074

Real Estate Investment Trust 2.0%
American Tower Corp., 3.500%, 01/31/23	795,000	697,853
American Tower Corp., 5.000%, 02/15/24(d)	2,064,000	2,020,262
Boston Properties LP, 3.800%, 02/01/24	944,000	907,379
Digital Realty Trust LP, 4.500%, 07/15/15	1,295,000	1,357,011
Digital Realty Trust LP, 5.875%, 02/01/20	329,000	361,868
ERP Operating LP, 3.000%, 04/15/23	2,518,000	2,314,878
Healthcare Realty Trust, Inc., 6.500%, 01/17/17	1,888,000	2,118,597

		9,777,848

Retail 1.6%
AutoZone, Inc., 3.700%, 04/15/22	615,000	602,322
Best Buy Co., Inc., 5.000%, 08/01/18	1,925,000	1,977,937
Macy’s Retail Holdings, Inc., 2.875%, 02/15/23	2,908,000	2,614,746
Wal-Mart Stores, Inc., 1.125%, 04/11/18	2,554,000	2,496,936

		7,691,941

	Shares or Principal Amount($)	Value($)
Semiconductors 1.1%
Analog Devices, Inc., 3.000%, 04/15/16	692,000	721,330
Intel Corp., 1.950%, 10/01/16	571,000	586,898
Intel Corp., 2.700%, 12/15/22	2,882,000	2,676,605
TSMC Global Ltd., 1.625%, 04/03/18(b)	1,400,000	1,348,771

		5,333,604

Software 0.4%
Fidelity National Information Services, Inc., 3.500%, 04/15/23	925,000	832,062
Oracle Corp., 1.200%, 10/15/17	620,000	608,926
Oracle Corp., 2.375%, 01/15/19	762,000	765,587

		2,206,575

Telecommunication Services 1.9%
AT&T, Inc., 0.900%, 02/12/16	736,000	732,515
AT&T, Inc., 3.875%, 08/15/21	534,000	540,775
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 04/15/23	1,660,000	1,496,874
Cisco Systems, Inc., 5.500%, 02/22/16	498,000	553,534
Softbank Corp., 4.500%, 04/15/20(b)	1,480,000	1,422,280
Verizon Communications, Inc., 5.150%, 09/15/23	4,317,000	4,626,900

		9,372,878

Transportation 0.1%
United Parcel Service, Inc., 3.125%, 01/15/21	425,000	430,745

Total Corporate Bonds (Cost $131,626,496)		131,484,124

U.S. Government Agency Mortgages 9.4%
Federal Home Loan Mortgage Corporation
Pool #J18800, 3.000%, 04/01/27	2,063,100	2,139,699
Pool #J20118, 2.500%, 08/01/27	7,205,862	7,253,717

		9,393,416

Federal National Mortgage Association
Pool #AM0067, 2.740%, 08/01/22	4,766,000	4,648,563
Pool #AT7985, 2.000%, 06/01/23	11,029,004	11,163,100

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Intermediate Bond Fund — concluded

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages—continued
Pool #AP1217, 2.500%, 07/01/27	4,206,156	4,236,193
Pool #AB7246, 2.500%, 12/01/27	5,171,669	5,208,594
Pool #AM2100, 2.250%, 01/01/28	1,745,926	1,652,368
Pool #AL4042, 2.000%, 08/01/28	9,421,375	9,201,608

		36,110,426

Total U.S. Government Agency Mortgages (Cost $45,510,367)		45,503,842

U.S. Treasury Obligations 59.8%
U.S. Treasury Notes 59.8%
0.500%, 11/15/13	22,797,000	22,809,470
0.375%, 03/15/15	21,026,000	21,076,105
0.375%, 11/15/15(g)	109,276,000	109,284,523
0.500%, 06/15/16	20,187,000	20,168,064
0.625%, 08/31/17	7,868,000	7,745,676
0.750%, 02/28/18	83,961,000	82,334,256
1.375%, 07/31/18	7,667,000	7,680,778
2.500%, 08/15/23	19,264,000	19,068,355

Total U.S. Treasury Obligations (Cost $289,347,897)		290,167,227

Preferred Stocks 1.0%
Banks 0.7%
PNC Financial Services Group, Inc., Series P, 6.125%(a)(c)	31,225	788,119
US Bancorp, Series G, 6.000%(a)(c)(d)	92,000	2,478,480

		3,266,599

Insurance 0.3%
Arch Capital Group Ltd., Series C, 6.750%(c)	23,325	564,232
Reinsurance Group of America, Inc., 6.200%(a)(c)	37,750	931,670

		1,495,902

Real Estate Investment Trust 0.0%(f)
Public Storage, Series U, 5.625%(c)	9,725	211,519

Total Preferred Stocks (Cost $4,853,664)		4,974,020

	Shares or Principal Amount($)	Value($)
Short-Term Investment 1.8%
RidgeWorth Funds Securities Lending Joint Account(h)	8,579,495	8,579,495

Total Short-Term Investment (Cost $8,579,495)		8,579,495

Money Market Fund 2.5%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(i)	11,940,232	11,940,232

Total Money Market Fund (Cost $11,940,232)		11,940,232

Total Investments (Cost $493,611,409) — 102.0%		494,477,656
Liabilities in Excess of Other Assets — (2.0)%		(9,472,437)

Net Assets — 100.0%		$485,005,219

(a)	Variable or floating rate security. Rate disclosed is as of September 30, 2013.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 4.5% of net assets as of September 30, 2013.

(c)	Security is perpetual in nature and has no stated maturity.

(d)	The security or a partial position of the security was on loan as of September 30, 2013. The total value of securities on loan as of September 30, 2013 was $8,361,404.

(e)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(f)	Less than 0.05% of Net Assets.

(g)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(h)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2013 (See Note 2 (k)).

(i)	Rate disclosed, the 7 day net yield, is as of September 30, 2013.

Investment Abbreviations

MTN — Medium Term Note

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Investment Grade Tax-Exempt Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 93.8%
Alabama 1.9%
Birmingham, Series A, GO, 0.000%, 03/01/27(a)	2,500,000	2,267,050
Birmingham, Series A, GO, 0.000%, 03/01/37(a)	3,000,000	2,533,740
Birmingham Special Care Facilities Financing Authority Health Care Facilities, Children’s Hospital of Alabama, RB, 6.000%, 06/01/39, AGC(b)	9,000,000	10,088,100

		14,888,890

Alaska 6.1%
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 5.500%, 09/01/23, AGC(b)	18,000,000	20,943,900
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, AGC(b)	15,500,000	18,022,625
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/32, AGC	7,250,000	8,238,900

		47,205,425

Arkansas 1.6%
Arkansas State, GO, 5.000%, 06/15/21(c)	10,000,000	11,958,800

California 16.8%
California Health Facilities Financing Authority, Series C, RB, 6.250%, 10/01/24	3,500,000	4,117,085
California Health Facilities Financing Authority, Series C, RB, 6.500%, 10/01/33	6,500,000	7,439,900
California Health Facilities Financing Authority, Series C, RB, 6.500%, 10/01/38(b)	5,400,000	6,175,494
California State, GO, 5.250%, 10/01/25	4,900,000	5,571,839
California State, GO, 5.250%, 03/01/30(b)	15,000,000	16,095,750
California State, GO, 6.500%, 04/01/33(b)	24,500,000	28,942,585
Contra Costa Transportation Authority, Series B, RB, 5.000%, 03/01/24	1,500,000	1,719,000

	Shares or Principal Amount($)	Value($)
California—continued
Los Angeles California Community College District, Series A, GO, 6.000%, 08/01/33(b)	10,000,000	11,502,800
Los Angeles California Wastewater System, Series A, RB, 5.750%, 06/01/34	5,000,000	5,675,250
San Francisco City & County Airports Commission, AMT, RB, 5.750%, 05/01/24, AGM	5,000,000	5,633,400
University of California, RB, 5.000%, 05/15/48(d)	13,000,000	15,182,310
University of California, Series O, RB, 5.750%, 05/15/27	3,000,000	3,453,990
University of California, Series O, RB, 5.750%, 05/15/28(b)	10,000,000	11,513,300
University of California, Series O, RB, 5.750%, 05/15/29(b)	5,095,000	5,854,563

		128,877,266

District of Columbia 1.2%
District of Columbia, Income Tax, Series A, RB, 5.500%, 12/01/30(b)	8,000,000	8,953,040

Florida 6.6%
Florida State, Series E, GO, 5.000%, 06/01/25	4,800,000	5,457,600
Florida State Board of Education, Lottery Revenue, Capital Outlay, Public Education Project, Series A, GO, 5.000%, 06/01/20, NATL-RE/FGIC	5,320,000	5,758,900
Florida State Board of Governors, Series A, RB, 5.000%, 10/01/20	2,285,000	2,645,093
Florida State Board of Governors, Series A, RB, 5.000%, 10/01/21	2,410,000	2,783,574
Highlands County Health Facilities Authority, Adventist Health, Series G, RB, 5.125%, 11/15/18(d)	2,900,000	3,197,047
Miami-Dade County, Building Better Communities Program, Series B, GO, 6.000%, 07/01/23	2,000,000	2,335,520

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Investment Grade Tax-Exempt Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Florida—continued
Miami-Dade County, Building Better Communities Program, Series B, GO, 6.125%, 07/01/25	3,000,000	3,502,410
Miami-Dade County, Series A, RB, 5.750%, 10/01/32	4,150,000	4,446,642
Miami-Dade County, Series B, AMT, RB, 5.000%, 10/01/19	1,000,000	1,102,330
Miami-Dade County, Series B, AMT, RB, 5.000%, 10/01/21	1,875,000	2,013,956
Miami-Dade County, Series B, AMT, RB, 5.000%, 10/01/22	1,995,000	2,138,341
Miami-Dade County, Series B, AMT, RB, 5.000%, 10/01/23	2,120,000	2,252,012
Miami-Dade County, Series D, AMT, RB, 5.000%, 10/01/22	1,430,000	1,532,746
Polk County School District Sales Tax Authority, RB, 5.250%, 10/01/15, AGM	2,000,000	2,085,260
Reedy Creek Improvement District, Series A, GO, 5.250%, 06/01/31	8,790,000	9,494,958

		50,746,389

Georgia 0.7%
Georgia State, Series B, GO, 5.000%, 07/01/17(b)	5,000,000	5,397,650

Illinois 2.0%
Chicago IL O’ Hare International Airport Revenue, Series D, RB, 5.250%, 01/01/19, NATL-RE, AMT(b)	7,680,000	8,063,462
Grundy Kendall & Will Counties Community School District No. 201, GO, 5.750%, 10/15/21, AGC	4,340,000	4,971,557
University of Illinois, Auxiliary Facilities System, Series A, RB, 5.750%, 04/01/38	2,000,000	2,198,540

		15,233,559

Indiana 0.9%
Indiana Finance Authority, RB, 5.000%, 02/01/26	5,835,000	6,555,156

Kansas 4.0%
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, RB, 5.750%, 11/15/38(b)	26,090,000	28,790,576

	Shares or Principal Amount($)	Value($)
Kansas—continued
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, Series D, RB, 5.000%, 11/15/22	2,000,000	2,199,140

		30,989,716

Maryland 1.7%
Baltimore County, GO, 5.000%, 08/01/15	2,810,000	3,049,637
Maryland State Department of Transportation, RB, 5.000%, 02/15/19	9,000,000	10,333,170

		13,382,807

Massachusetts 3.6%
Commonwealth of Massachusetts, Series A, GO, 5.000%, 04/01/25	5,520,000	6,279,717
Commonwealth of Massachusetts, Series B, GO, 5.000%, 06/01/24(b)	11,990,000	13,839,098
Massachusetts State, Consolidated Lien, Series C, GO, 5.000%, 01/01/15	2,000,000	2,117,700
Massachusetts State, Consolidated Lien, Series C, GO, 5.000%, 09/01/18, Pre-refunded 09/01/2015 @ 100	5,310,000	5,780,466

		28,016,981

Michigan 2.8%
Michigan Finance Authority, RB, 5.000%, 07/01/21	10,000,000	11,224,600
Michigan Municipal Bond Authority, RB, 5.000%, 10/01/17(b)	9,270,000	10,025,598

		21,250,198

Minnesota 0.8%
Minnesota State, Series D, GO, 5.000%, 08/01/22	5,515,000	6,492,479

Missouri 3.8%
Missouri State Board of Public Buildings, Series A, RB, 5.000%, 10/01/21	18,875,000	22,180,579
Missouri State Highways & Transit Commission State Road, Second Lien, RB, 5.250%, 05/01/20	6,500,000	7,420,790

		29,601,369

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Investment Grade Tax-Exempt Bond Fund — continued

	Shares or Principal Amount($)	Value($)
New Jersey 8.0%
New Jersey Economic Development Authority, RB, 5.000%, 09/01/20, ST APPROP	4,000,000	4,607,840
New Jersey Higher Education Student Assistance Authority, AMT, RB, 4.000%, 12/01/17	3,100,000	3,303,825
New Jersey Higher Education Student Assistance Authority, AMT, Series 1A, RB, 4.000%, 12/01/19	5,000,000	5,170,150
New Jersey Higher Education Student Assistance Authority, AMT, Series 1A, RB, 5.000%, 12/01/20	9,775,000	10,746,830
New Jersey State Transportation Trust Fund Authority, Transportation System, Series A, RB, 6.000%, 12/15/38	7,710,000	8,659,872
New Jersey State Transportation Trust Fund Authority, Transportation System, Series D, RB, 5.000%, 06/15/19, Pre-refunded 06/15/2015 @ 100, AGM(b)	13,125,000	14,162,662
New Jersey Transportation Trust Fund Authority, RB, 5.500%, 06/15/39	8,235,000	8,776,287
New Jersey Transportation Trust Fund Authority, Series A, RB, 6.000%, 06/15/35, ST APPROP	5,305,000	5,880,009

		61,307,475

New Mexico 1.5%
New Mexico, Series A, RB, 4.000%, 07/01/20	5,090,000	5,548,100
New Mexico Finance Authority, Public Project Revolving Fund, Series C, RB, 5.000%, 06/01/21, AMBAC	5,595,000	5,757,759

		11,305,859

New York 8.1%
Erie County Industrial Development Agency, City School District Buffalo, Series A, RB, 5.750%, 05/01/29, BHAC	5,340,000	6,006,058

	Shares or Principal Amount($)	Value($)
New York—continued
Erie County Industrial Development Agency, RB, 5.000%, 05/01/19, State Aid Withholding	2,000,000	2,324,500
New York City, GO, 5.000%, 08/15/23, Pre-refunded 08/15/2014 @ 100	13,730,000	14,304,052
New York City Municipal Water Finance Authority, Water & Sewer System, Series A, RB, 5.750%, 06/15/40(b)	15,330,000	17,002,043
New York City Transitional Finance Authority, Building Aid, Series S-2, RB, 6.000%, 07/15/38, State Aid Withholding(b)	7,500,000	8,465,850
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, 5.000%, 02/01/28	5,000,000	5,466,800
New York Municipal Bond Bank Agency, RB, 5.000%, 12/01/20, State Aid Withholding	2,000,000	2,342,920
New York State Thruway Authority, Series B, RB, 5.000%, 04/01/18, AMBAC	5,700,000	6,191,967

		62,104,190

North Carolina 0.7%
Raleigh, Series B, GO, 5.000%, 04/01/20	4,700,000	5,621,482

Ohio 0.8%
Ohio State, Series B, GO, 5.000%, 06/15/25	5,300,000	5,992,975

Oregon 1.5%
Oregon State Department of Transportation, Highway User Tax, Series B, RB, 5.000%, 11/15/17, Pre-refunded 11/15/2014 @ 100	2,500,000	2,634,050
Pennsylvania Turnpike Commission, Series B, RB, 1.220%, 12/01/19(d)	3,500,000	3,497,270
Tri-County Metropolitan Transportation District, Refunding Limited Tax Pledge, Series A, RB, 5.000%, 09/01/20, AGM	5,170,000	5,591,355

		11,722,675

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Investment Grade Tax-Exempt Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Pennsylvania 6.0%
Allegheny County Port Authority, RB, 5.750%, 03/01/29	7,500,000	8,204,175
Easton Area School District, Series 2006, GO, 7.750%, 04/01/25, AGM	3,980,000	4,546,075
Pennsylvania Economic Development Financing Authority, RB, 5.000%, 07/01/21	7,500,000	8,383,500
Pennsylvania Economic Development Financing Authority, RB, 5.000%, 01/01/22	3,000,000	3,376,680
Pennsylvania Economic Development Financing Authority, RB, 5.000%, 07/01/22	9,935,000	10,903,861
University of Pittsburgh, Commonwealth System of Higher Education, Series B, RB, 5.500%, 09/15/23, GO of University	6,750,000	7,824,668
University of Pittsburgh, Commonwealth System of Higher Education, Series B, RB, 5.500%, 09/15/24, GO of University	2,500,000	2,878,675

		46,117,634

South Carolina 0.4%
South Carolina State Public Service Authority, Series E, RB, 5.000%, 12/01/48(c)	3,000,000	2,948,760

Texas 8.3%
Austin, Series 2005, GO, 5.000%, 09/01/19, NATL-RE	5,000,000	5,332,400
City Public Service Board of San Antonio, RB, 5.250%, 02/01/24	2,350,000	2,810,647
Dallas Community College District, GO, 5.000%, 02/15/24	5,850,000	6,573,294
Dallas Independent School District, GO, 6.375%, 02/15/34, PSF-GTD(b)	6,000,000	6,966,780
Fort Bend Grand Parkway Toll Road Authority, RB, 5.000%, 03/01/37	3,000,000	3,142,620

	Shares or Principal Amount($)	Value($)
Texas—continued
Grand Parkway Transportation Corp., Series C, RB, 2.000%, 10/01/17(d)	10,250,000	10,307,502
Lower Colorado River Authority, Series A, RB, 5.875%, 05/15/15, AGM	1,185,000	1,190,439
North Harris County Regional Water Authority, RB, 5.250%, 12/15/18, NATL-RE	2,690,000	2,828,669
San Antonio Electric & Gas, RB, 5.000%, 02/01/24, Pre-refunded 02/01/2015 @ 100	1,875,000	1,993,144
Texas State, GO, 5.000%, 04/01/25	10,325,000	11,938,178
Texas State Public Finance Authority, Unemployment Comp., Series A, RB, 5.000%, 01/01/15	5,000,000	5,295,550
Texas State University Systems Financing, RB, 5.000%, 03/15/18, AGM	5,035,000	5,356,183

		63,735,406

Virginia 0.6%
Commonwealth of Virginia, Series B, GO, 5.000%, 06/01/19	2,050,000	2,431,218
Norfolk, Series C, GO, 5.000%, 04/01/23	1,875,000	2,124,131

		4,555,349

Washington 3.4%
Central Puget Sound Regional Transit Authority, Series A, RB, 5.000%, 11/01/23, Pre-refunded 05/01/2015 @ 100, AMBAC(b)	6,000,000	6,444,240
Washington State, Series A, GO, 5.000%, 07/01/20, Pre-refunded 07/01/2015 @ 100, AGM	7,700,000	8,323,623
Washington State, Series B, GO, 5.000%, 02/01/31	5,470,000	5,875,655
Washington State University, RB, 5.000%, 10/01/37	5,000,000	5,255,600

		25,899,118

Total Municipal Bonds (Cost $693,118,248)		720,860,648

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Investment Grade Tax-Exempt Bond Fund — concluded

	Shares or Principal Amount($)	Value($)
Money Market Fund 7.7%
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01%(e)	59,132,543	59,132,543

Total Money Market Fund (Cost $59,132,543)		59,132,543

Total Investments (Cost $752,250,791) — 101.5%		779,993,191
Liabilities in Excess of Other Assets — (1.5)%		(11,154,783)

Net Assets — 100.0%		$768,838,408

(a)	Step bond. The rate shown is the rate in effect as of September 30, 2013.

(b)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(d)	Variable or floating rate security. Rate disclosed is as of September 30, 2013.

(e)	Rate disclosed, the 7 day net yield, is as of September 30, 2013.

Investment Abbreviations

AGC	—	Security guaranteed by Assured Guaranty Corporation
AGM	—	Security guaranteed by Assured Guaranty Municipal Corporation
AMBAC	—	Security guaranteed by American Municipal Bond Assurance Corporation
AMT	—	Income subject to Alternative Minimum Tax
BHAC	—	Security guaranteed by Berkshire Hathaway Assurance Corporation
FGIC	—	Security guaranteed by Financial Guaranty Insurance Company
GO	—	General Obligation
NATL-RE	—	Reinsurance provided by National Public Finance Guarantee Corporation
RB	—	Revenue Bond
ST APPROP	—	State Appropriation

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Limited Duration Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 29.6%
Automobiles 9.5%
AmeriCredit Automobile Receivables Trust, Series 2012-4, Cl A2, 0.490%, 04/08/16	232,586	232,523
Nissan Master Owner Trust Receivables, Series 2013-A, Cl A, 0.482%, 02/15/18(a)	400,000	399,329

		631,852

Credit Card 16.5%
American Express Issuance Trust II, Series 2013-1, Cl B, 0.632%, 02/15/19(a)	400,000	395,571
Capital One Multi-Asset Execution Trust, Series 2006-B1, Cl B1, 0.462%, 01/15/19(a)	300,000	295,883
Discover Card Master Trust, Series 2013-A1, Cl A1, 0.482%, 08/17/20(a)	400,000	399,368

		1,090,822

Student Loan Asset Backed Securities 3.6%
SLM Student Loan Trust, Series 2012-7, Cl A1, 0.339%, 02/27/17(a)	237,722	237,486

Total Asset-Backed Securities (Cost $1,965,159)		1,960,160

Collateralized Mortgage Obligations 66.8%
Agency Collateralized Mortgage Obligations 64.4%
Federal Home Loan Mortgage Corporation
Series 2589, Cl F, 0.380%, 03/17/33(a)	773,586	769,182

	Shares or Principal Amount($)	Value($)
Agency Collateralized Mortgage Obligations—continued
Federal National Mortgage Association
Pool #AM4148, 0.635%, 09/01/20(a)	1,650,000	1,649,364
Series 2004-79, Cl FM, 0.479%, 11/25/24(a)	1,236,451	1,239,566
Series 2010-90, Cl MF, 0.579%, 04/25/28(a)	611,377	613,089

		3,502,019

		4,271,201

Commercial Mortgage Backed Securities 2.4%
Federal Home Loan Mortgage Corporation
Series KF01, Cl A, 5.321%, 04/25/19(a)	160,734	160,785

Total Collateralized Mortgage Obligations (Cost $4,413,519)		4,431,986

Money Market Fund 6.0%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(b)	398,234	398,234

Total Money Market Fund (Cost $398,234)		398,234

Total Investments (Cost $6,776,912) — 102.4%		6,790,380
Liabilities in Excess of Other Assets — (2.4)%		(158,073)

Net Assets — 100.0%		$6,632,307

(a)	Variable or floating rate security. Rate disclosed is as of September 30, 2013.

(b)	Rate disclosed, the 7 day net yield, is as of September 30, 2013.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Limited-Term Federal Mortgage Securities Fund

	Shares or Principal Amount($)	Value($)
Collateralized Mortgage Obligations 17.3%
Agency Collateralized Mortgage Obligations 13.2%
Federal Home Loan Mortgage Corporation
Series 3774, Cl EW, 3.500%, 12/15/25(a)	711,000	725,852
Series 3800, Cl CB, 3.500%, 02/15/26	159,000	161,952
Series 3909, Cl UB, REMIC, 3.500%, 08/15/26(a)	800,000	823,899

		1,711,703

Commercial Mortgage Backed Securities 4.1%
GS Mortgage Securities Corp. II
Series 2005-ROCK, Cl A, 5.366%, 05/03/32(b)	250,000	283,389
Series 2012-ALOH, Cl A, 3.551%, 04/10/34(b)	250,000	247,568

		530,957

Total Collateralized Mortgage Obligations (Cost $2,279,091)		2,242,660

U.S. Government Agency Mortgages 81.2%
Federal Home Loan Mortgage Corporation
Pool #J18838, 2.500%, 04/01/27	178,150	179,498
Pool #E09023, 2.000%, 02/01/28	187,442	182,924
Pool #C91404, 3.500%, 10/01/31	222,677	230,943
Pool #C91483, 3.500%, 07/01/32	25,713	26,809
Pool #C01785, 5.000%, 02/01/34(a)	722,563	782,947
Pool #G01828, 4.500%, 04/01/35	277,845	296,384
Pool #A47828, 3.500%, 08/01/35	117,577	120,491
Pool #G03092, 5.500%, 07/01/37	269,409	292,306
Pool #G04337, 5.500%, 04/01/38	210,538	227,675
Pool #G08353, 4.500%, 07/01/39(a)	341,909	363,819
Pool #G06079, 6.000%, 07/01/39(a)	329,598	359,261
Pool #A93101, 5.000%, 07/01/40	137,773	148,708
Pool #A93617, 4.500%, 08/01/40	123,702	131,659

		3,343,424

Federal National Mortgage Association
Pool #AM3713, 2.610%, 06/01/23	61,765	58,768
Pool #AM3604, 2.760%, 06/01/23	493,180	474,620
Pool #AM3851, 3.020%, 07/01/23	178,000	171,975
Pool #AM4001, 3.590%, 07/01/23	289,000	295,523
Pool #AM3972, 3.000%, 08/01/23	108,870	106,407
Pool #AM4158, 3.670%, 08/01/23	376,623	387,248
Pool #AK6980, 2.500%, 03/01/27	623,258	627,666

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages—continued
Pool #AQ9956, 2.000%, 01/01/28	171,627	167,623
Pool #AL4042, 2.000%, 08/01/28	31,779	31,037
Pool #MA0411, 4.000%, 05/01/30	388,587	408,792
Pool #MA0481, 4.500%, 08/01/30	173,763	188,275
Pool #AB1763, 4.000%, 11/01/30	136,574	145,692
Pool #MA0575, 4.500%, 11/01/30	139,038	151,753
Pool #MA0587, 4.000%, 12/01/30	45,820	48,862
Pool #MA0919, 3.500%, 12/01/31	361,065	375,060
Pool #MA0976, 3.500%, 02/01/32	165,670	172,088
Pool #MA1029, 3.500%, 04/01/32	494,258	513,401
Pool #AB8428, 3.500%, 02/01/33	181,016	187,496
Pool #730727, 5.000%, 08/01/33	225,519	246,153
Pool #AI7951, 4.500%, 08/01/36	125,557	133,990
Pool #AK6960, 4.000%, 03/01/37	573,102	602,892
Pool #889529, 6.000%, 03/01/38	233,615	255,696
Pool #995724, 6.000%, 04/01/39	71,728	78,278
Pool #AA9840, 4.500%, 06/01/39	240,459	256,723
Pool #932441, 4.000%, 01/01/40	179,419	188,145
Pool #AB1343, 4.500%, 08/01/40	136,620	147,131
Pool #AC4624, 3.500%, 10/01/40	282,765	288,396
Pool #AL0005, 4.500%, 01/01/41	66,722	71,285
Pool #AB2694, 4.500%, 04/01/41	83,062	89,709
Pool #AL1627, 4.500%, 09/01/41	211,376	226,311
TBA, 2.000%, 15 year Maturity(c)	64,000	62,430

		7,159,425

Total U.S. Government Agency Mortgages (Cost $10,338,699)		10,502,849

Money Market Fund 1.7%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(d)	223,534	223,534

Total Money Market Fund (Cost $223,534)		223,534

Total Investments (Cost $12,841,324) — 100.2%		12,969,043
Liabilities in Excess of Other Assets — (0.2)%		(23,900)

Net Assets — 100.0%		$12,945,143

(a)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 4.1% of net assets as of September 30, 2013.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Limited-Term Federal Mortgage Securities Fund — concluded

(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(d)	Rate disclosed, the 7 day net yield, is as of September 30, 2013.

Investment Abbreviations

REMIC	—	Real Estate Mortgage Investment Conduit
TBA	—	To Be Announced. Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

North Carolina Tax-Exempt Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 96.2%
Alabama 0.4%
Birmingham, Series A, GO, 0.000%, 03/01/32(a)	215,000	186,270

California 3.2%
California State, GO, 5.000%, 02/01/20	645,000	763,235
California State, GO, 5.000%, 09/01/33	750,000	786,442

		1,549,677

Georgia 1.7%
Private Colleges & Universities Authority, Series A, RB, 5.000%, 10/01/43	750,000	789,825

North Carolina 85.2%
Buncombe County Metropolitan Sewerage District, RB, 5.000%, 07/01/22	1,115,000	1,314,674
Charlotte, Series C, COP, 5.000%, 06/01/20	1,845,000	2,168,576
Charlotte, Series C, COP, 5.000%, 06/01/21	980,000	1,149,765
Charlotte Water & Sewer System, RB, 5.000%, 07/01/21	1,080,000	1,241,147
Charlotte-Mecklenburg Hospital Authority (The), Series A, RB, 5.000%, 01/15/43	2,000,000	2,005,240
Durham, Series A, GO, 4.000%, 07/01/16	710,000	775,597
Guilford County, GO, 4.000%, 10/01/14	1,825,000	1,893,583
Iredell County School Project, COP, 5.125%, 06/01/27, AGM	1,000,000	1,056,730
New Hanover County Hospital, New Hanover Regional Medical Center, Series B, RB, 5.125%, 10/01/31, AGM(b)	2,000,000	2,064,060
North Carolina Capital Facilities Finance Agency, RB, 5.000%, 04/01/30	1,000,000	1,039,100
North Carolina Capital Facilities Finance Agency, RB, 5.250%, 03/01/33(b)	2,000,000	2,028,120
North Carolina Eastern Municipal Power Agency, Series B, RB, 6.250%, 01/01/23	1,000,000	1,240,500
North Carolina Medical Care Commission Health Care Facilities, University Health Systems, Series D, RB, 6.000%, 12/01/29	750,000	843,135

	Shares or Principal Amount($)	Value($)
North Carolina—continued
North Carolina Medical Care Commission Health Care Facilities, University Health Systems, Series D, RB, 6.250%, 12/01/33(b)	2,000,000	2,234,260
North Carolina Municipal Power Agency, No. 1 Catawba Electric, RB, ETM, 5.000%, 01/01/20	1,600,000	1,897,296
North Carolina Municipal Power Agency, No. 1 Catawba Electric, Series A, RB, 5.000%, 01/01/30(b)	3,000,000	3,152,280
North Carolina State, Series C, GO, 5.000%, 05/01/21	2,000,000	2,403,820
North Carolina State, Series D, GO, 4.000%, 06/01/21	1,500,000	1,691,475
North Carolina State Ports Authority Facilities, Series A, RB, 5.250%, 02/01/40(b)	1,500,000	1,563,855
North Carolina State University at Raleigh, Series A, RB, 5.000%, 10/01/37	3,000,000	3,207,030
Raleigh, Series B, GO, 5.000%, 04/01/26	2,565,000	2,950,648
Raleigh Combined Enterprise System Revenue, Series A, RB, 5.000%, 03/01/27	1,250,000	1,423,713
Wake County, Series B, GO, 5.000%, 05/01/22	1,000,000	1,206,430

		40,551,034

South Carolina 2.8%
South Carolina State Public Service Authority, Series A, RB, 5.750%, 12/01/43	750,000	817,463
South Carolina State Public Service Authority, Series E, RB, 5.000%, 12/01/48(c)	525,000	516,033

		1,333,496

Virginia 2.9%
Loudoun County Sanitation Authority, RB, 5.000%, 01/01/23	1,155,000	1,384,776

Total Municipal Bonds (Cost $44,922,559)		45,795,078

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

North Carolina Tax-Exempt Bond Fund — concluded

	Shares or Principal Amount($)	Value($)
Money Market Fund 3.7%
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01%(d)	1,767,772	1,767,772

Total Money Market Fund (Cost $1,767,772)		1,767,772

Total Investments (Cost $46,690,331) — 99.9%		47,562,850
Other Assets in Excess of Liabilities — 0.1%		33,195

Net Assets — 100.0%		$47,596,045

(a)	Step bond. The rate shown is the rate in effect as of September 30, 2013.

(b)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(d)	Rate disclosed, the 7 day net yield, is as of September 30, 2013.

Investment Abbreviations

AGM	—	Security guaranteed by Assured Guaranty Municipal Corporation
COP	—	Certificate of Participation
ETM	—	Escrowed to Maturity
GO	—	General Obligation
RB	—	Revenue Bond

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Seix Floating Rate High Income Fund

	Shares or Principal Amount($)	Value($)
Bank Loans 96.3%
Aerospace/Defense 2.4%
Air Canada, Term Loan B, 09/20/19(a)(b)(c)	31,730,000	31,650,675
AM General LLC, Term Loan B, 10.250%, 03/22/18(a)(d)	22,381,125	20,506,706
Atlantic Aviation FBO, Inc., Term Loan B, 3.250%, 06/01/20(a)(d)	6,653,325	6,613,804
AWAS Finance Luxembourg 2012 S.A., New Term Loan, 3.500%, 07/16/18(a)(d)	4,432,191	4,432,191
DAE Aviation Holdings, Inc., Term Loan B, 6.250%, 10/29/18(a)(d)	12,605,470	12,652,741
DAE Aviation Holdings, Inc., New Term Loan B2, 6.250%, 11/02/18(a)(d)	5,714,480	5,735,909
DigitalGlobe, Inc., New Term Loan B, 3.750%, 01/31/20(a)(d)	19,168,675	19,160,624
Flying Fortress, Inc., New Term Loan, 3.500%, 06/30/17(a)(d)	9,430,000	9,410,386
Huntington Ingalls Industries, Inc., Term Loan A, 2.688%, 03/30/16(a)(d)	11,020,314	11,041,032
Silver II US Holdings LLC, Term Loan, 4.000%, 12/13/19(a)(d)	9,155,813	9,064,255
Six3 Systems, Inc., Term Loan B, 7.000%, 10/04/19(a)(d)	7,324,650	7,434,520
TASC, Inc., New Term Loan B, 4.500%, 12/18/15(a)(d)	12,377,639	12,124,887
Transdigm, Inc., Term Loan C, 3.750%, 02/28/20(a)(d)	25,631,662	25,499,402
WESCO Distribution, Inc., Term Loan B, 4.500%-5.750%, 12/12/19(a)(d)	6,201,879	6,214,282
WP CPP Holdings LLC, 1st Lien Term Loan, 4.750%, 12/27/19(a)(d)	9,885,300	9,910,013

		191,451,427

	Shares or Principal Amount($)	Value($)
Auto Manufacturers 1.1%
Allison Transmission, Inc., New Term Loan B3, 3.750%, 08/23/19(a)(d)	17,894,564	17,875,954
Chrysler Group LLC, New Term Loan B, 4.250%, 05/24/17(a)(d)	38,364,083	38,594,268
Keystone Automotive Operations, Inc., 1st Lien Term Loan, 7.000%, 08/15/19(a)(d)	6,230,000	6,253,362
Navistar International Corp., Term Loan B, 5.750%, 08/17/17(a)(d)	3,000,000	3,034,680
Remy International, Inc., New Term Loan B, 4.250%, 03/05/20(a)(d)	6,636,448	6,640,629
Tower Automotive Holdings USA LLC, Term Loan B, 4.750%, 04/23/20(a)(d)	10,613,400	10,613,400
Wabash National Corp., Term Loan B, 4.500%, 05/02/19(a)(d)	8,972,949	8,967,386

		91,979,679

Auto Parts & Equipment 0.3%
Allison Transmission, Inc., Term Loan B2, 3.190%, 08/07/17(a)(d)	4,693,634	4,691,663
Tomkins LLC, Term Loan B2, 3.750%, 09/29/16(a)(d)	15,656,362	15,666,226

		20,357,889

Banks 1.1%
Istar Financial, Inc., Term Loan, 4.500%, 10/16/17(a)(d)	85,214,924	85,278,835

Building Materials 0.4%
Allegion PLC, Term Loan B, 09/30/20(a)(b)(c)	7,195,000	7,200,972
CPG International, Inc., New Term Loan, 09/30/20(a)(b)(c)	8,990,000	8,945,050
Quikrete Companies, Inc. (The), 1st Lien Term Loan, 09/25/20(a)(b)(c)	11,335,000	11,324,912
Quikrete Companies, Inc. (The), 2nd Lien Term Loan, 03/26/21(a)(b)(c)	1,000,000	1,015,830

		28,486,764

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Chemicals 1.7%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 4.750%, 02/03/20(a)(d)	11,441,652	11,473,803
Eagle Spinco, Inc., Term Loan 1, 2.679%, 01/27/17(a)(d)	4,556,820	4,579,604
Huntsman International LLC, Extended Term Loan B, 2.679%-2.718%, 04/19/17(a)(d)	15,566,918	15,557,266
Ineos US Finance LLC, 6 Year Term Loan, 4.000%, 05/04/18(a)(d)	60,592,723	59,869,246
MacDermid, Inc., 1st Lien Term Loan, 4.000%, 06/08/20(a)(d)	6,463,800	6,431,481
Nexeo Solutions LLC, Term Loan B, 5.000%, 09/08/17(a)(d)	5,049,348	4,935,737
OXEA Finance LLC, USD Term Loan B2, 4.250%, 01/15/20(a)(d)	4,405,000	4,360,950
PQ Corp., Term Loan, 4.500%, 08/07/17(a)(d)	6,371,850	6,387,780
Royal Adhesives and Sealants LLC, 1st Lien Term Loan, 5.500%, 07/31/18(a)(d)	3,000,000	3,022,500
Taminco NV, USD Term Loan B2, 4.250%, 02/15/19(a)(d)	4,506,632	4,521,640
Tata Chemicals North America, Inc., Term Loan B, 3.750%, 08/07/20(a)(d)	3,780,525	3,766,348
Univar, Inc., Term Loan B, 5.000%, 06/30/17(a)(d)	3,996,897	3,848,012
Utex Industries, Inc., 1st Lien Term Loan, 4.750%, 04/10/20(a)(d)	5,905,200	5,890,437
WNA Holdings, Inc., USD 1st Lien Term Loan, 4.500%-5.500%, 06/05/20(a)(d)	3,114,434	3,108,610

		137,753,414

Commercial Services 4.3%
ABC Supply Co., Inc., Term Loan, 3.500%, 04/16/20(a)(d)	28,130,000	27,890,895

	Shares or Principal Amount($)	Value($)
Commercial Services—continued
ADS Waste Holdings, Inc., New Term Loan B, 4.250%, 10/09/19(a)(d)	27,159,763	27,130,158
Dematic S.A., USD Term Loan, 5.250%, 12/27/19(a)(d)	10,783,513	10,819,422
Freeport-McMoran Copper & Gold, Inc., Term Loan A, 1.680%, 02/12/18(a)(d)	115,705,000	115,054,738
Harland Clarke Holdings Corp., Extended Term Loan B2, 5.429%, 06/30/17(a)(d)	44,987,424	44,331,507
Hertz Corp. (The), Term Loan B2, 3.000%, 03/11/18(a)(d)	11,594,111	11,566,748
Hertz Corp. (The), Add-On Term Loan B, 3.750%, 03/12/18(a)(d)	15,770,825	15,793,851
Infor (US), Inc., USD Term Loan B3, 3.750%, 06/03/20(a)(d)	7,799,027	7,717,761
Infor (US), Inc., USD Term Loan B2, 5.250%, 04/05/18(a)(d)	19,094,666	19,174,291
Instant Web, Inc., Term Loan B, 3.554%, 08/07/14(a)(d)	9,768,003	7,814,403
Merrill Communications, LLC, 1st Lien Term Loan, 7.250%-8.500%, 03/08/18(a)(d)	18,332,875	18,401,623
Moneygram International, Inc., New Term Loan B, 4.250%, 03/27/20(a)(d)	6,139,150	6,131,476
Springer Science & Business Media Deutschland GmbH, USD Term Loan B2, 5.000%, 07/31/20(a)(d)	8,875,000	8,808,438
Vertafore, Inc., 1st Lien Term Loan, 4.250%, 10/03/19(a)(d)	5,760,152	5,761,938
Walter Energy, Inc., Term Loan B, 6.750%, 04/02/18(a)(d)	4,609,717	4,418,736
West Corp., Term Loan B8, 3.750%, 06/29/18(a)(d)	12,244,607	12,232,362

		343,048,347

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Consumer Discretionary 0.9%
Collective Brands Finance, Inc., Term Loan, 7.250%, 10/09/19(a)(d)	4,428,430	4,406,288
Jarden Corp., Add-On Term Loan B1, 09/30/20(a)(b)(c)	13,485,000	13,461,536
Revlon Consumer Products Corp., Acquisition Term Loan, 08/19/19(a)(b)(c)	26,750,000	26,699,978
Spectrum Brands, Inc., Term Loan A, 3.000%, 09/07/17(a)(d)	15,600,000	15,583,620
Spectrum Brands, Inc., Term Loan C, 3.500%, 08/13/19(a)(d)	3,565,000	3,560,544
Sun Products Corp. (The), New Term Loan, 5.500%, 03/23/20(a)(d)	10,984,800	10,671,733

		74,383,699

Consumer Staples 0.3%
Serta Simmons Holdings LLC, Term Loan, 5.000%, 10/01/19(a)(d)	24,693,862	24,715,840

Diversified Financial Services 4.8%
Acosta, Inc., Term Loan D, 5.000%, 03/02/18(a)(d)	7,166,871	7,163,288
Affinion Group, Inc., Term Loan B, 6.500%, 10/10/16(a)(d)	17,593,912	17,056,242
American Capital Holdings, Inc., New Term Loan, 4.000%, 08/22/16(a)(d)	7,725,000	7,741,068
Ceridian Corp., New Term Loan B, 4.429%, 05/09/17(a)(c)(d)	15,536,866	15,527,233
Clipper Acquisitions Corp., Term Loan B, 4.000%, 02/06/20(a)(d)	8,083,913	8,104,122
Duff & Phelps Investment Management Co., Term Loan B, 4.500%, 04/23/20(a)(d)	5,067,300	5,079,968
First Data Corp., New 2017 Term Loan, 4.180%, 03/24/17(a)(d)	17,485,325	17,303,128
First Data Corp., Extended 2018 Term Loan B, 4.180%, 03/23/18(a)(c)(d)	62,359,924	61,689,555

	Shares or Principal Amount($)	Value($)
Diversified Financial Services—continued
First Data Corp., 2018 Term Loan, 4.180%, 09/24/18(a)(c)(d)	37,920,000	37,512,360
Getty Images, Inc., Term Loan B, 4.750%, 10/18/19(a)(d)	7,830,825	7,006,631
Guggenheim Partners LLC, Term Loan, 4.000%, 07/17/20(a)(d)	3,530,000	3,534,413
Interactive Data Corp., New Term Loan B, 3.750%, 02/11/18(a)(d)	16,172,753	16,081,862
Minimax GmbH & Co. KG, USD Term Loan B, 08/07/20(a)(b)(c)	4,450,000	4,452,803
MIP Delaware LLC, Term Loan, 4.000%, 03/09/20(a)(d)	5,093,852	5,109,796
Nuveen Investments, Inc., New Term Loan, 4.179%, 05/15/17(a)(d)	11,490,000	11,342,813
Oberthur Technologies Holding SAS, USD Term Loan B, 6.252%, 03/30/19(a)(d)	7,340,850	7,340,850
Peabody Energy Corp., Term Loan B, 09/30/20(a)(b)(c)	20,850,000	20,611,059
Pre-Paid Legal Services, Inc., 1st Lien Term Loan, 6.250%, 06/07/19(a)(d)	9,221,129	9,159,624
Springleaf Financial Funding Co., Term Loan B2, 09/25/19(a)(b)	62,930,000	62,903,569
Springleaf Financial Funding Co., Term Loan, 5.500%, 05/10/17(a)(c)(d)	9,289,928	9,291,879
SunGard Data Systems, Inc., Term Loan C, 3.932%, 02/28/17(a)(d)	4,638,736	4,650,333
SunGard Data Systems, Inc., Term Loan E, 4.000%, 03/09/20(a)(d)	20,626,350	20,660,796
SunGard Data Systems, Inc., Term Loan D, 4.500%, 01/31/20(a)(d)	14,614,438	14,760,290
Triple Point Technology, Inc., 1st Lien Term Loan, 5.250%, 07/10/20(a)(d)	4,420,000	4,287,400

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Diversified Financial Services—continued
USIC Holdings, Inc., 1st Lien Term Loan, 4.750%, 07/10/20(a)(d)	6,199,463	6,178,136

		384,549,218

Electric 1.5%
Calpine Corp., Term Loan B1, 4.000%, 04/02/18(a)(d)	17,064,944	17,066,480
Calpine Corp., Term Loan B2, 4.000%, 04/02/18(a)(d)	1,871,913	1,872,081
Calpine Corp., Term Loan B3, 4.000%, 10/09/19(a)(d)	35,403,355	35,376,803
Constellation Brands, Inc., New Term Loan, 2.750%, 06/05/20(a)(d)	22,927,538	22,772,776
NRG Energy, Inc., Refinance Term Loan B, 2.750%, 07/02/18(a)(d)	29,147,572	28,931,297
Panda Temple Power II, LLC, New Term Loan B, 7.250%, 04/03/19(a)(d)	2,000,000	2,017,500
Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, 4.682%-4.766%, 10/10/17(a)(d)	22,966,642	15,441,852

		123,478,789

Electronics 1.9%
Allflex Holdings III, Inc., New 1st Lien Term Loan, 4.250%, 07/17/20(a)(d)	5,725,000	5,735,763
Blackboard, Inc., Term Loan B2, 6.250%, 10/04/18(a)(d)	9,090,094	9,124,181
BMC Software Finance, Inc., USD Term Loan, 5.000%, 08/07/20(a)(d)	31,670,000	31,654,165
Dell, Inc., USD Term Loan B, 04/30/20(a)(b)(c)	40,005,000	39,267,308
Eastman Kodak Co., Exit Term Loan, 7.250%, 07/31/19(a)(d)	11,072,250	10,961,527
Freescale Semiconductor, Inc., Term Loan B5, 5.000%, 01/15/21(a)(d)	8,945,000	8,947,773
MEI Conlux Holdings (US), Inc., Term Loan B, 5.000%, 08/21/20(a)(d)	8,970,000	8,966,233

	Shares or Principal Amount($)	Value($)
Electronics—continued
StoneRiver Holdings, Inc., 1st Lien Term Loan, 4.500%, 11/29/19(a)(d)	6,753,075	6,702,427
SurveyMonkey.com, LLC, Term Loan B, 5.500%, 02/05/19(a)(d)	7,621,700	7,640,754
Vantiv LLC, New Term Loan A, 1.929%, 05/15/18(a)(d)	24,838,956	24,764,439

		153,764,570

Energy 2.1%
Aventine Renewable Energy Holdings, Inc., Extended PIK, Term Loan B, 0.000%, 09/22/17(d)(e)(f)	7,350,871	4,337,014
Chesapeake Energy Corp., New Unsecured Term Loan, 5.750%, 12/01/17(a)(c)(d)	70,945,000	72,119,849
Glenn Pool Oil & Gas Trust, Term Loan, 4.500%, 05/02/16(a)(d)	31,355,139	31,355,139
HGIM Corp., Term Loan B, 5.500%, 06/18/20(a)(d)	22,250,000	22,250,000
Pacific Drilling S.A., Term Loan B, 4.500%, 06/04/18(a)(d)	15,077,213	15,126,214
Philadelphia Energy Solutions LLC, Term Loan B, 6.250%, 04/04/18(a)(d)	15,095,709	13,208,745
Progressive Waste Solutions Ltd., Term Loan B, 3.500%, 10/24/19(a)(d)	6,927,650	6,916,081

		165,313,042

Entertainment 2.1%
Altice Financing SA, Delayed Draw Term Loan, 4.500%-5.500%, 07/15/19(a)(d)	32,110,000	31,494,451
AMC Entertainment, Inc., New Term Loan, 3.500%, 04/30/20(a)(d)	2,985,000	2,965,418
AMC Networks Inc., Term Loan A, 1.682%, 06/30/17(a)(d)	6,000,000	5,962,500
Barrington Broadcasting Group LLC, Term Loan B, 7.500%, 06/14/17(a)(d)	2,118,972	2,116,323

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Entertainment—continued
Cedar Fair, L.P., New Term Loan B, 3.250%, 03/06/20(a)(d)	9,139,075	9,136,242
Cinemark USA, Inc., New Term Loan, 3.180%-5.250%, 12/18/19(a)(d)	8,356,850	8,373,397
ClubCorp Club Operations, Inc., New Term Loan, 4.000%, 07/24/20(a)(d)	3,330,543	3,334,706
CTI Foods Holding Co. LLC, New 1st Lien Term Loan, 4.500%, 06/29/20(a)(d)	7,120,000	7,031,000
Delta 2 (LUX) S.a.r.l., USD Term Loan B, 4.500%, 04/30/19(a)(d)	7,546,837	7,570,458
Great Wolf Resorts, Inc., Term Loan B, 4.500%, 08/06/20(a)(d)	8,094,713	8,049,220
Hubbard Radio, LLC, Delayed Draw Term Loan, 04/29/19(a)(b)(c)	1,500,000	1,507,500
Hubbard Radio, LLC, Term Loan B, 4.500%, 04/29/19(a)(d)	5,125,141	5,127,293
IMG Worldwide, Inc., New Term Loan B, 5.500%, 06/16/16(d)(f)	14,390,660	14,378,716
Kasima LLC, New Term Loan B, 3.250%, 05/17/21(a)(d)	17,785,000	17,618,355
Live Nation Entertainment, Inc., 2020 Term Loan B1, 3.500%, 08/16/20(a)(d)	17,830,000	17,718,563
Oceania Cruises, Inc., New Term Loan B, 6.750%, 06/29/20(a)(d)	16,625,000	16,721,924
Regent Seven Seas Cruises, Inc., Refinance Term Loan B, 4.750%, 12/21/18(a)(d)	5,236,438	5,262,620
WaveDivision Holdings LLC, Term Loan B, 4.000%-5.250%, 10/15/19(a)(d)	3,687,138	3,681,607

		168,050,293

Food 6.9%
Aramark Corp., Extended Synthetic Letter of Credit 2, 07/26/16(a)(b)(c)	975,000	975,517

	Shares or Principal Amount($)	Value($)
Food—continued
Aramark Corp., Non-Extended Synthetic Letter of Credit 1, 0.029%-2.025%, 01/27/14(a)(d)	484,590	482,918
Aramark Corp., Extended Term Loan C, 3.748%, 07/26/16(a)(d)	22,594,049	22,606,024
Aramark Corp., USD Term Loan D, 4.000%, 09/09/19(a)(d)	11,460,000	11,463,553
Bally Technologies, Inc., Term Loan B, 08/31/20(a)(b)(c)	11,710,000	11,691,732
Blue Buffalo Co., Ltd., Term Loan B2, 4.750%, 08/08/19(a)(d)	8,187,455	8,231,831
Burger King Corp., New Term Loan B, 3.750%, 09/27/19(a)(d)	4,054,050	4,049,712
Del Monte Foods Co., Term Loan, 4.000%, 03/08/18(a)(d)	6,192,115	6,162,703
Dunkin’ Brands, Inc., Term Loan B3, 3.750%-5.000%, 02/14/20(a)(d)	15,711,340	15,663,892
Hilton Worldwide Finance LLC, USD Term Loan B2, 09/23/20(a)(b)(c)	198,715,000	198,353,339
HJ Heinz Co., Term Loan B1, 3.250%, 06/07/19(a)(d)	48,199,200	48,165,943
HJ Heinz Co., Term Loan B2, 3.500%, 06/05/20(a)(d)	96,747,525	96,956,500
ISS Holdings A/S, USD Term Loan B12, 3.750%, 04/30/18(a)(d)	10,653,300	10,651,382
JBS USA Holdings, Inc., Incremental Term Loan, 3.750%, 09/18/20(a)(d)	11,180,000	11,040,250
Landry’s, Inc., Term Loan B, 4.750%-7.500%, 04/24/18(a)(d)	19,023,721	19,142,619
OSI Restaurant Partners LLC, New Term Loan, 3.500%, 10/25/19(a)(d)	3,558,750	3,537,611
Pacific Industrial Services US Finco LLC, USD 1st Lien Term Loan, 09/24/18(a)(b)(c)	8,090,000	8,103,510

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Food—continued
Performance Food Group Co., 2nd Lien Term Loan, 6.250%, 11/14/19(a)(d)	4,503,713	4,441,786
Pinnacle Foods Finance LLC, Incremental Term Loan H, 04/29/20(a)(b)(c)	8,045,000	7,952,483
Pinnacle Foods Finance LLC, Term Loan G, 3.250%, 04/29/20(a)(d)	22,646,836	22,426,029
Shingle Springs Tribal Gaming Authority, Term Loan B, 6.250%, 08/16/19(a)(d)	5,390,000	5,369,788
Weight Watchers International, Inc., Term Loan B2, 3.750%, 04/02/20(a)(d)	15,049,375	14,714,526
Wendy’s International, Inc., Term Loan A, 2.429%, 05/15/18(a)(c)(d)	5,890,438	5,885,548
Wendy’s International, Inc., New Term Loan B, 3.250%, 05/15/19(a)(d)	6,293,103	6,262,959
Yonkers Racing Corp., 1st Lien Term Loan, 4.250%, 08/16/19(a)(d)	7,180,000	7,108,200

		551,440,355

Health Care 7.7%
Allscripts Healthcare Solutions, Inc., Term Loan A, 2.429%-2.432%, 06/28/18(a)(d)	15,476,404	15,244,258
Aptalis Pharma, Inc., Term Loan B, 6.250%, 02/10/17(a)(d)	10,588,186	10,584,904
Aptalis Pharma, Inc., Term Loan B2, 6.250%, 02/10/17(a)(d)	10,245,219	10,242,043
Ardent Medical Services, Inc., Term Loan, 6.750%, 07/02/18(a)(d)	10,828,175	10,855,245
Biomet, Inc., Term Loan B2, 07/25/17(a)(b)(c)	11,510,114	11,544,299
Community Health Systems, Inc., Secured Bridge Loan, 08/30/14(a)(b)(c)	70,138,739	70,138,739
Community Health Systems, Inc., Unsecured Bridge Loan, 08/30/14(a)(b)(c)	75,546,261	75,546,261

	Shares or Principal Amount($)	Value($)
Health Care—continued
Community Health Systems, Inc., Term Loan A, 2.679%, 10/25/16(a)(d)	556,849	556,153
Community Health Systems, Inc., Extended Term Loan, 3.748%-3.761%, 01/25/17(a)(d)	10,881,212	10,866,088
Convatec, Inc., Term Loan, 4.000%, 12/22/16(a)(d)	8,444,549	8,471,656
DaVita, Inc., Term Loan A3, 2.680%, 11/01/17(a)(d)	288,750	288,337
DaVita, Inc., Term Loan B2, 4.000%, 11/01/19(a)(d)	28,216,775	28,280,263
Drumm Investors LLC, Term Loan, 5.000%, 05/04/18(a)(d)	14,154,666	13,542,476
Envision Pharmaceutical Services, 1st Lien Term Loan, 09/03/20(a)(b)(c)	6,745,000	6,700,011
Fresenius SE & Co. KGaA, USD Term Loan B, 2.248%, 08/07/19(a)(d)	23,945,000	23,879,151
Gentiva Health Services, Inc., Bridge Term Loan, 09/18/14(a)(b)(c)	17,500,000	17,500,000
HCA, Inc., Extended Term Loan B4, 2.929%, 05/01/18(a)(d)	38,840,135	38,736,043
HCA, Inc., Term Loan B5, 3.000%, 03/31/17(a)(d)	15,000,000	14,973,150
Hologic, Inc., New Term Loan A, 2.179%, 07/17/17(a)(d)	4,574,250	4,564,736
Hologic, Inc., New Term Loan B, 3.750%, 08/01/19(a)(d)	12,211,512	12,209,314
Iasis Healthcare LLC, Term Loan B2, 4.500%, 05/03/18(a)(d)	19,775,819	19,775,819
IMS Health, Inc., USD Term Loan B1, 3.750%, 09/01/17(a)(d)	6,087,696	6,077,529
Inc Research, Inc., Refinance Term Loan B, 6.000%, 07/12/18(a)(d)	17,024,743	17,067,305
Lifepoint Hospitals, Inc., Term Loan B, 2.680%, 07/24/17(a)(d)	6,337,113	6,358,152
MedAssets, Inc., Term Loan B, 4.000%, 12/13/19(a)(d)	1,814,583	1,814,583

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Health Care—continued
Multiplan, Inc., New Term Loan B, 4.000%, 08/25/17(a)(d)	2,396,789	2,398,299
Onex Carestream Finance LP, 1st Lien Term Loan, 5.000%, 06/07/19(a)(d)	14,694,000	14,738,082
RPI Finance Trust, New Term Loan Tranche 2, 3.500%, 05/09/18(a)(d)	59,342,428	59,546,566
RPI Finance Trust, Incremental Tranche 2, 4.000%, 11/09/18(a)(d)	7,186,789	7,186,789
Sage Products, Inc., Refinance Term Loan B, 4.250%, 12/13/19(a)(d)	4,145,138	4,160,682
Select Medical Corp., New Incremental Term Loan B, 3.530%-5.500%, 02/13/16(a)(d)	4,277,675	4,266,981
U.S. Renal Care, Inc., Incremental 1st Lien Term Loan, 5.250%, 07/03/19(a)(d)	5,340,000	5,393,400
Universal Health Services, Inc., Term Loan B, 2.432%, 11/15/16(a)(d)	5,605,921	5,607,659
Valeant Pharmaceuticals International, Inc., New Term Loan A, 2.440%, 04/20/16(a)(d)	11,214,000	11,199,982
Valeant Pharmaceuticals International, Inc., Term Loan E, 4.500%, 08/05/20(a)(d)	31,085,100	31,236,174
Valeant Pharmaceuticals International, Inc., Series C2, Term Loan B, 3.750%, 12/11/19(a)(d)	16,274,000	16,290,274
Valeant Pharmaceuticals International, Inc., Series D2, Term Loan B, 3.750%, 02/13/19(a)(c)(d)	10,067,069	10,046,130
Warner Chilcott Co. LLC, New Term Loan B4, 08/20/17(a)(b)(c)	2,367,568	2,366,573
Warner Chilcott Corp., Term Loan B5, 08/20/17(a)(b)(c)	473,514	473,315
Warner Chilcott Corp., New Term Loan B1, 5.500%, 03/15/18(a)(d)	3,829,062	3,824,964

	Shares or Principal Amount($)	Value($)
Health Care—continued
Warner Chilcott Corp., Incremental Term Loan B1, 5.500%, 03/15/18(a)(d)	1,666,950	1,665,166
WC Luxco S.a.r.l., New Term Loan B3, 4.250%, 03/15/18(a)(d)	3,017,391	3,014,162

		619,231,713

Healthcare-Services 1.6%
Bright Horizons Family Solutions, Inc., New Term Loan B, 4.000%-5.250%, 01/30/20(a)(d)	3,652,400	3,647,067
Endo Health Solutions, Inc., Term Loan A, 2.063%, 03/15/18(a)(d)	16,575,000	16,450,687
Par Pharmaceutical Cos., Inc., Refinance Term Loan B, 4.250%, 09/30/19(a)(d)	15,761,099	15,678,353
Regionalcare Hospital Partners, Inc., Refinance Term Loan, 7.000%, 11/04/18(a)(d)	9,117,775	9,083,583
Tenet Healthcare Corp., Unsecured Bridge Loan, 06/24/14(a)(b)(c)	70,815,000	70,815,000
Vanguard Health Holding Co. II LLC, Refinance Term Loan B, 3.750%, 01/29/16(a)(c)(d)	15,199,426	15,175,715

		130,850,405

Information Technology 1.3%
CDW LLC, New Term Loan, 3.500%, 04/29/20(a)(d)	41,495,235	40,756,205
Genesys Telecom Holdings, U.S., Inc., Term Loan B, 4.000%, 02/07/20(a)(d)	5,687,136	5,660,122
Presidio, Inc., New Term Loan B, 5.750%, 03/31/17(a)(d)	11,716,650	11,677,634
Riverbed Technology, Inc., Term Loan, 4.000%, 12/18/19(a)(d)	8,322,142	8,374,155
Shield Finance Co. S.A.R.L., New Term Loan B, 6.500%, 05/10/19(a)(d)	9,223,250	9,188,663
Southern Graphics, Inc., Term Loan, 5.000%, 10/17/19(a)(d)	7,225,400	7,225,400

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Information Technology—continued
Spin Holdco, Inc., New Term Loan B, 4.250%-5.500%, 11/14/19(a)(d)	3,000,000	2,988,750
SS&C Technologies, Inc., New Term Loan B1, 3.500%, 06/07/19(a)(d)	4,850,621	4,847,613
SS&C Technologies, Inc., New Term Loan B2, 3.500%, 06/07/19(a)(d)	501,788	501,477
STG-Fairway Acquisitions, Term Loan B, 6.250%, 02/28/19(a)(d)	11,407,675	11,372,083
Verint Systems, Inc., New Term Loan B, 4.000%, 09/06/19(a)(d)	4,484,761	4,494,852

		107,086,954

Insurance 2.6%
Alliance Data Systems Corp., Term Loan, 2.190%, 07/10/18(a)(d)	33,643,406	33,475,189
Asurion LLC, New Term Loan B2, 3.500%, 07/08/20(a)(d)	39,161,850	37,807,633
Asurion LLC, New Term Loan B1, 4.500%, 05/24/19(a)(d)	42,257,213	41,827,880
Compass Investors, Inc., Term Loan, 5.000%, 12/27/19(a)(d)	12,579,938	12,595,662
Hub International Ltd., Term Loan B, 09/17/20(a)(b)(c)	18,880,000	18,880,000
ION Trading Technologies S.a.r.l., 1st Lien Term Loan, 4.500%, 05/22/20(a)(d)	6,209,438	6,196,522
ION Trading Technologies S.a.r.l., 2nd Lien Term Loan, 8.250%, 05/21/21(a)(d)	2,000,000	1,997,500
La Frontera Generation, LLC, Term Loan, 4.500%, 09/30/20(a)(d)	11,670,415	11,685,003
Lonestar Intermediate Super Holdings LLC, Term Loan B, 11.000%, 09/02/19(a)(d)	27,625,000	28,799,063
LPL Holdings, Inc., Term Loan B, 3.250%, 03/29/19(a)(d)	6,780,925	6,717,388

	Shares or Principal Amount($)	Value($)
Insurance—continued
Sedgwick CMS Holdings, Inc., New 1st Lien Term Loan, 4.250%, 06/12/18(a)(d)	10,398,938	10,389,163

		210,371,003

Leisure Time 1.4%
Activision Blizzard, Inc., Secured Bridge Loan, 09/01/20(a)(b)(c)	19,290,000	19,290,000
Activision Blizzard, Inc., Term Loan B, 09/11/20(a)(b)(c)	50,970,000	50,884,880
Activision Blizzard, Inc., Unsecured 8 yr Bridge Term Loan, 09/01/21(a)(b)(c)	19,290,000	19,290,000
Activision Blizzard, Inc., Unsecured 10 yr Bridge Term Loan, 09/01/23(a)(b)(c)	9,645,000	9,645,000
Bombardier Recreational Products, Inc., New Term Loan B, 4.000%, 01/30/19(a)(d)	4,797,257	4,784,400
Lions Gate Entertainment Corp., 2nd Lien Term Loan, 5.000%, 07/17/20(a)(d)	4,575,000	4,552,125
Zuffa LLC, New Term Loan B, 4.500%, 02/25/20(a)(d)	7,661,404	7,651,827

		116,098,232

Lodging 3.7%
Boyd Gaming Corp., Term Loan B, 4.000%, 08/14/20(a)(d)	6,785,000	6,766,341
Caesars Entertainment Operating Co., Extended Term Loan B6, 5.429%, 01/26/18(a)(c)(d)	85,598,691	77,424,016
CCM Merger, Inc., New Term Loan B, 5.000%, 03/01/17(a)(d)	2,947,208	2,960,471
Las Vegas Sands LLC, Term Loan B, 1.680%, 05/23/14(a)(d)	5,177,803	5,164,858
Las Vegas Sands LLC, Extended Delayed Draw Term Loan 2, 2.680%, 11/23/15(a)(d)	3,931,976	3,923,287

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Lodging—continued
Las Vegas Sands LLC, Extended Term Loan B, 2.680%, 11/23/16(a)(d)	13,334,409	13,304,940
Las Vegas Sands LLC, Extended Delayed Draw Term Loan, 2.680%, 11/23/16(a)(d)	2,680,017	2,674,095
MGM Resorts International, Term Loan A, 2.929%, 12/20/17(a)(d)	20,648,688	20,597,066
MGM Resorts International, Term Loan B, 3.500%, 12/20/19(a)(d)	12,986,464	12,919,453
Peninsula Gaming LLC, Term Loan, 4.250%, 11/20/17(a)(d)	5,598,044	5,606,777
Penn National Gaming, Inc., New Term Loan B, 3.750%, 07/16/18(a)(d)	3,568,237	3,566,024
Pinnacle Entertainment, Inc., Term Loan B2, 3.750%, 08/13/20(a)(d)	11,152,050	11,134,764
Playa Resorts Holding B.V., Term Loan B, 4.750%, 08/06/19(a)(d)	6,215,000	6,246,075
Scientific Games International, Inc., New Term Loan B, 05/22/20(a)(b)(c)	83,565,000	82,833,806
Scientific Games International, Inc., Term Loan B1, 3.180%-3.190%, 06/30/15(a)(d)	3,710,259	3,667,739
SeaWorld Parks & Entertainment, Inc., Term Loan B2, 3.000%, 05/14/20(a)(d)	15,050,095	14,861,969
Seminole Tribe of Florida, Term Loan, 3.000%, 04/29/20(a)(d)	23,309,575	23,222,164
Starwood Property Trust, Inc., Term Loan B, 3.500%, 04/17/20(a)(d)	4,412,825	4,396,277

		301,270,122

Machinery-Diversified 1.1%
Alliance Laundry Systems LLC, Refinance Term Loan, 4.250%, 12/10/18(a)(d)	12,465,529	12,469,394

	Shares or Principal Amount($)	Value($)
Machinery-Diversified—continued
Alliance Laundry Systems LLC, 2nd Lien Term Loan, 9.500%, 12/10/19(a)(d)	2,454,545	2,469,886
Brand Energy & Infrastructure Services, Inc., USD Term Loan B2, 5.750%, 10/16/16(a)(d)	5,482,438	5,513,304
Brand Energy & Infrastructure Services, Inc., Term Loan 2 Canadian, 5.750%, 10/16/16(a)(d)	1,315,785	1,323,193
Brand Energy & Infrastructure Services, Inc., USD Term Loan B1, 6.250%, 10/23/18(a)(d)	5,119,172	5,131,970
Brand Energy & Infrastructure Services, Inc., Term Loan 1 Canadian, 6.250%, 10/23/18(a)(d)	1,228,601	1,231,673
Gardner Denver, Inc., USD Term Loan, 4.250%, 07/30/20(a)(d)	4,390,000	4,343,115
Generac Power Systems, Inc., Term Loan B, 3.500%, 05/29/20(a)(d)	12,815,000	12,741,314
Key Safety Systems, Inc., Term Loan B, 4.750%, 05/09/18(a)(d)	7,114,125	7,164,493
Milacron LLC, New Term Loan, 4.250%, 03/30/20(a)(d)	5,268,525	5,242,182
NACCO Materials Handling Group, Inc., Term Loan B, 5.000%, 12/22/17(a)(d)	4,517,500	4,494,912
Rexnord LLC, 1st Lien Term Loan B, 4.000%, 08/20/20(a)(d)	950,000	938,125
Schaeffler AG, USD Term Loan C, 4.250%, 01/27/17(a)(d)	24,055,000	24,125,241
W3 Co., 1st Lien Term Loan, 5.750%, 03/13/20(a)(d)	4,581,975	4,616,340

		91,805,142

Media 6.1%
CCO Holdings LLC, 3rd Lien Term Loan, 2.679%, 09/05/14(a)(d)	29,029,084	29,040,696

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Media—continued
Charter Communications Operating LLC, Term Loan F, 3.000%, 01/04/21(a)(d)	9,027,375	8,922,026
Clear Channel Communications, Inc., Term Loan B, 3.829%, 01/29/16(a)(c)(d)	47,392,140	44,584,156
Clear Channel Communications, Inc., Term Loan C, 3.829%, 01/29/16(a)(c)(d)	81,268,943	75,046,993
Clear Channel Communications, Inc., Term Loan D, 6.929%, 01/30/19(a)(c)(d)	29,314,393	27,159,785
Emerald Expositions Holding, Inc., Term Loan B, 5.500%, 06/17/20(a)(d)	6,154,575	6,181,532
EMI Music Publishing Ltd., Term Loan B, 4.250%, 06/29/18(a)(d)	9,202,202	9,171,559
Encompass Digital Media, Inc., New Term Loan B1, 6.750%, 08/10/17(a)(d)	6,838,325	6,863,969
Granite Broadcasting Corp., Term Loan B, 6.750%, 05/23/18(a)(d)	6,268,500	6,273,703
Hoyts Group Holdings LLC, 1st Lien Term Loan, 4.000%, 05/29/20(a)(d)	5,321,663	5,295,054
McGraw-Hill Global Education Holdings, LLC, Term Loan, 9.000%, 03/22/19(a)(d)	8,706,250	8,797,404
Mediacom Illinois LLC, Term Loan C, 1.640%, 01/30/15(a)(d)	5,233,073	5,192,202
Nielsen Holdings NV, Bridge Term Loan, 02/21/14(a)(b)(c)	10,625,000	10,625,000
Nine Entertainment Group Ltd., Incremental Term Loan, 02/05/20(a)(b)(c)	5,365,000	5,338,175
Nine Entertainment Group Ltd., Term Loan B, 3.500%, 02/05/20(a)(d)	10,890,275	10,822,211

	Shares or Principal Amount($)	Value($)
Media—continued
Radio One, Inc., Term Loan B, 7.500%, 03/31/16(a)(d)	11,740,874	11,995,299
San Juan Cable Holdings LLC, 1st Lien Term Loan B, 6.000%, 06/09/17(a)(d)	7,140,638	7,152,562
San Juan Cable Holdings LLC, 2nd Lien Term Loan, 10.000%, 06/08/18(a)(d)	11,745,000	11,759,681
Sinclair Television Group, Inc., Term Loan A1, 03/20/18(a)(b)(c)	8,930,000	8,889,815
Syniverse Holdings, Inc., Term Loan, 4.000%, 04/23/19(a)(c)(d)	15,188,013	15,137,437
Tribune Co., Exit Term Loan, 4.000%, 12/31/19(a)(d)	46,751,713	46,703,091
Univision Communications, Inc., Term Loan C3, 4.000%, 03/02/20(a)(c)(d)	35,945,959	35,496,634
Univision Communications, Inc., Converted Extended Term Loan, 4.500%, 03/02/20(a)(d)	7,683,707	7,652,511
Univision Communications, Inc., Refinance Term Loan C2, 4.500%, 03/02/20(a)(d)	21,442,250	21,375,350
Village Roadshow Films (BVI) Ltd., Term Loan B, 4.750%, 11/21/17(a)(d)	54,315,000	54,858,150
Weather Channel, Refinance Term Loan B, 3.500%, 02/13/17(a)(d)	3,908,932	3,906,508
WideOpenWest Finance LLC, Term Loan B, 4.750%, 04/01/19(a)(d)	10,527,100	10,587,631

		494,829,134

Metals 0.2%
Arch Coal, Inc., Term Loan B, 5.750%, 05/16/18(a)(d)	7,144,371	6,925,610
Atlas Iron Ltd., Term Loan B, 8.750%, 12/07/17(a)(d)	7,875,488	7,796,732

		14,722,342

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Mining 1.9%
Fairmount Minerals Ltd., Term Loan B1, 4.313%, 03/15/17(a)(d)	2,500,000	2,498,225
Fairmount Minerals Ltd., Term Loan B2, 5.000%, 09/05/19(a)(d)	3,575,000	3,578,539
FMG America Finance, Inc., Term Loan, 5.250%, 10/18/17(a)(d)	110,260,578	110,516,383
Foresight Energy LLC, Term Loan B, 5.500%, 08/19/20(a)(d)	8,915,000	8,836,994
Novelis, Inc., New Term Loan, 3.750%, 03/10/17(a)(d)	18,901,384	18,889,476
Oxbow Carbon LLC, New Term Loan B, 4.250%, 07/19/19(a)(d)	4,359,813	4,363,911
TMS International Corp., Bridge Term Loan, 08/22/14(a)(b)(c)	7,320,000	7,320,000

		156,003,528

Miscellaneous Manufacturer 1.4%
Boomerang Tube LLC, Term Loan, 11.000%-11.750%, 10/11/17(a)(d)	17,760,250	17,227,443
Harland Clarke Holdings Corp., Term Loan B3, 7.000%, 05/22/18(a)(d)	90,446,156	89,315,579
QS0001 Corp., 1st Lien Term Loan, 5.000%, 11/09/18(a)(d)	4,530,763	4,542,089
Sensata Technologies Finance Co. LLC, Term Loan, 3.750%, 05/11/18(a)(d)	5,197,213	5,203,709

		116,288,820

Oil & Gas 4.5%
Alon USA Energy, Inc., Master Limited Partnership Term Loan, 9.250%, 11/26/18(a)(d)	12,216,477	12,598,242
Atlas Energy L.P., Term Loan B, 6.500%, 07/30/19(a)(d)	15,745,000	15,902,450
Bronco Midstream Funding LLC, Term Loan B, 5.000%, 08/17/20(a)(d)	26,750,000	26,816,875

	Shares or Principal Amount($)	Value($)
Oil & Gas—continued
Citgo Petroleum Corp., Term Loan B, 8.000%, 06/24/15(a)(d)	1,702,857	1,713,500
Citgo Petroleum Corp., Term Loan C, 9.000%, 06/23/17(a)(d)	3,384,286	3,443,511
Drillships Financing Holding, Inc., Term Loan B1, 6.000%, 03/31/21(a)(d)	16,680,000	16,825,950
EMG Utica LLC, Term Loan, 4.750%, 03/27/20(a)(d)	30,670,000	30,746,675
Energy Transfer Equity, L.P., New Term Loan B, 3.750%, 03/24/17(a)(d)	29,713,750	29,806,754
EP Energy LLC, Term Loan B3, 3.500%, 05/24/18(a)(d)	15,148,964	15,092,155
EP Energy LLC, Term Loan B2, 4.500%, 04/30/19(a)(d)	6,922,500	6,912,393
Fieldwood Energy LLC, 1st Lien Term Loan, 10/01/18(a)(b)(c)	13,485,000	13,456,951
Frac Tech International LLC, Term Loan B, 8.500%, 05/06/16(a)(d)	46,482,896	45,529,996
MEG Energy Corp., Refinance Term Loan, 3.750%, 03/31/20(a)(d)	44,093,894	44,167,531
Obsidian Holdings LLC, Term Loan A, 6.750%, 11/02/15(a)(d)	1,820,821	1,820,821
Obsidian Natural Gas Trust, Term Loan, 7.000%, 11/02/15(a)(d)	18,804,793	18,804,793
Ruby Western Pipeline Holdings LLC, Term Loan B, 3.500%, 03/27/20(a)(d)	13,922,627	13,835,611
Samson Investment Co., 2nd Lien Term Loan, 6.000%, 09/25/18(a)(d)	9,388,908	9,388,908
TPF Generation Holdings LLC, Term Loan B, 4.750%, 12/29/17(a)(d)	8,440,000	8,408,350
TPF Generation Holdings LLC, Term Loan B, 6.500%, 08/16/19(a)(d)	6,364,050	6,379,960

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Oil & Gas—continued
Vantage Drilling Co., Term Loan B, 5.750%, 03/28/19(a)(d)	12,298,200	12,436,555
Vantage Drilling Co., Term Loan, 6.250%, 10/26/17(a)(d)	26,519,250	26,519,250

		360,607,231

Packaging & Containers 2.3%
Berry Plastics Holding Corp., Term Loan C, 2.179%, 04/03/15(a)(d)	13,324,381	13,294,934
Berry Plastics Holding Corp., Term Loan D, 3.500%, 02/07/20(a)(d)	113,065,266	111,736,750
BWAY Corp., Term Loan B, 4.500%-5.500%, 08/07/17(a)(d)	5,414,088	5,425,349
Caraustar Industries, Inc., Term Loan, 7.500%, 05/01/19(a)(d)	6,985,991	7,055,851
Consolidated Container Co. LLC, New Term Loan, 5.000%, 07/03/19(a)(d)	4,544,100	4,564,548
Pact Group Pty Ltd., USD Term Loan B, 3.750%, 05/29/20(a)(d)	7,097,213	6,973,011
Reynolds Group Holdings, Inc., New Dollar Term Loan, 4.750%, 09/28/18(a)(d)	18,315,000	18,332,766
Tronox Pigments (Netherlands) BV, 2013 Term Loan, 4.500%, 03/19/20(a)(d)	18,568,463	18,648,678

		186,031,887

Real Estate 1.2%
Alliant Holdings I, Inc., New Term Loan B, 5.000%, 12/20/19(a)(d)	10,788,475	10,779,521
CB Richard Ellis Services, Inc., New Term Loan B, 2.933%, 03/29/21(a)(c)(d)	28,414,357	28,366,905
Continental Building Products LLC, 1st Lien Term Loan, 4.500%, 08/14/20(a)(d)	12,480,000	12,448,800
Continental Building Products LLC, 2nd Lien Term Loan, 8.500%, 02/15/21(a)(d)	3,000,000	2,992,500

	Shares or Principal Amount($)	Value($)
Real Estate—continued
Four Seasons Holdings, Inc., 1st Lien Term Loan, 4.250%, 06/27/20(a)(d)	13,495,000	13,596,212
Four Seasons Holdings, Inc., 2nd Lien Term Loan, 6.250%, 12/28/20(a)(c)(d)	6,565,000	6,696,300
Istar Financial, Inc., Add on Term Loan A2, 7.000%, 03/17/17(a)(d)	5,231,790	5,352,121
Realogy Corp., Letter of Credit, 3.200%, 10/10/13(a)(d)	154,730	152,924
Realogy Corp., Extended Letter of Credit, 4.445%, 10/10/16(a)(d)	753,464	757,231
Realogy Corp., Extended Term Loan, 4.500%, 03/05/20(a)(d)	12,795,700	12,859,679
Steinway Musical Instruments, Inc., 1st Lien Term Loan, 4.750%, 09/13/19(a)(d)	3,500,000	3,513,125

		97,515,318

Retail 6.3%
Academy Ltd., Term Loan, 4.500%-4.750%, 08/03/18(a)(d)	6,331,050	6,342,953
Albertson’s, LLC, Incremental Term Loan B2, 03/21/19(a)(b)(c)	8,160,000	8,114,141
Albertson’s, LLC, Term Loan B1, 4.250%, 03/21/16(a)(d)	8,567,599	8,562,287
Albertson’s, LLC, Term Loan B2, 4.750%, 03/21/19(a)(d)	19,077,927	19,018,404
BJ’s Wholesale Club, Inc., Replacement Term Loan, 4.250%, 09/26/19(a)(d)	3,213,763	3,199,493
Capital Automotive LP, New Term Loan B, 4.000%, 04/10/19(a)(d)	56,565,000	56,541,243
Capital Automotive LP, New 2nd Lien Term Loan, 6.000%, 04/30/20(a)(c)(d)	15,155,000	15,458,100
Evergreen Acqco 1 LP, New Term Loan, 5.000%, 07/09/19(a)(d)	6,380,550	6,407,157

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Retail—continued
Gymboree Co. (The), Initial Term Loan, 5.000%, 02/23/18(a)(d)	4,000,000	3,857,520
Harbor Freight Tools USA, Inc., New 1st Lien Term Loan, 4.750%, 07/26/19(a)(d)	5,273,100	5,303,842
HMK Intermediate Holdings LLC, Term Loan, 5.750%, 03/29/19(a)(d)	9,130,950	9,153,777
Hudson’s Bay Co., Bridge Term Loan, 07/29/14(a)(b)(c)	67,455,000	67,455,000
J Crew Group, Inc., Term Loan B1, 4.000%, 03/07/18(a)(d)	7,258,553	7,222,260
JC Penney Corp., Inc., 1st Lien Term Loan, 6.000%, 05/22/18(a)(c)(d)	46,957,313	45,473,931
Jo-Ann Stores, Inc., Term Loan, 4.000%, 03/16/18(a)(d)	9,707,665	9,695,531
Michaels Stores, Inc., New Term Loan, 3.750%, 01/28/20(a)(d)	12,693,188	12,677,321
NBTY, Inc., Term Loan B2, 3.500%, 10/01/17(a)(d)	9,075,518	9,066,987
Ollie’s Bargain Outlet, Inc., Term Loan, 5.250%, 09/27/19(a)(d)	5,472,444	5,472,444
Party City Holdings, Inc., Refinance Term Loan B, 4.250%, 07/29/19(a)(d)	18,693,626	18,615,673
Petco Animal Supplies, Inc., New Term Loan, 4.000%, 11/24/17(a)(d)	12,572,639	12,556,923
Phillips-Van Heusen Corp., Term Loan B, 3.250%, 02/13/20(a)(d)	15,674,481	15,618,210
Rite Aid Corp., Term Loan 6, 4.000%, 02/21/20(a)(d)	18,218,450	18,177,458
Rite Aid Corp., New 2nd Lien Term Loan, 4.875%, 06/11/21(a)(d)	13,350,000	13,370,826
Rite Aid Corp., 2nd Lien Term Loan, 5.750%, 08/21/20(a)(d)	15,855,000	16,224,897
Sears Holding Corp., Term Loan, 06/29/18(a)(b)	48,545,000	48,150,815

	Shares or Principal Amount($)	Value($)
Retail—continued
Supervalu, Inc., Refinance Term Loan B, 5.000%, 03/21/19(a)(d)	10,189,603	10,151,392
Toys ‘R’ US Property Co. I LLC, New Term Loan B, 6.000%, 08/21/19(a)(d)	26,790,000	26,304,565
Toys ‘R’ Us-Delaware, Inc., Term Loan B3, 5.250%, 05/25/18(a)(d)	3,943,044	3,718,803
Toys ‘R’ Us-Delaware, Inc., Incremental Term Loan B2, 5.250%, 05/25/18(a)(d)	2,930,641	2,763,976
Toys ‘R’ Us-Delaware, Inc., New Term Loan, 6.000%, 09/01/16(a)(d)	8,247,176	7,999,761
True Religion Apparel, Inc., 1st Lien Term Loan, 5.875%, 07/30/19(a)(d)	8,830,000	8,307,529
Ventas Realty LP, Term Loan B, 1.429%, 12/21/16(a)(d)	5,000,000	4,987,500

		505,970,719

Semiconductors 1.6%
Freescale Semiconductor, Inc., Term Loan B3, 4.750%, 12/01/16(a)(d)	2,985,000	2,998,641
Freescale Semiconductor, Inc., Term Loan B4, 5.000%, 02/28/20(a)(d)	63,869,050	64,062,573
Microsemi Corp., Repriced Term Loan, 3.750%, 02/19/20(a)(d)	13,636,861	13,619,815
ON Semiconductor Corp., Term Loan A, 2.024%, 01/02/18(a)(d)	45,988,609	45,298,780

		125,979,809

Software 0.1%
Sophia, L.P., New Term Loan B, 4.500%, 07/19/18(a)(d)	9,931,765	9,965,433

Telecommunication Services 15.3%
Alcatel-Lucent USA, Inc., USD Term Loan C, 5.750%, 01/30/19(a)(d)	47,548,603	47,857,669
Arris Group, Inc., Term Loan B, 3.500%, 04/17/20(a)(d)	29,168,425	28,900,951

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Telecommunication Services—continued
Atlantic Broadband Finance, LLC, New Term Loan B, 3.250%, 12/02/19(a)(d)	3,281,850	3,246,308
Avaya, Inc., Extended Term Loan B3, 4.762%, 10/26/17(a)(d)	17,309,314	15,476,431
Avaya, Inc., Term Loan B5, 8.000%, 03/30/18(a)(d)	10,959,341	10,362,495
Cellular South, Inc., New Term Loan, 3.250%, 05/22/20(a)(d)	3,537,225	3,519,539
Cequel Communications LLC, Term Loan B, 3.500%, 02/14/19(a)(d)	38,444,155	38,352,273
Charter Communications Operating LLC, Term Loan A1, 2.180%, 04/22/18(a)(d)	67,182,437	66,858,617
Charter Communications Operating LLC, Term Loan E, 3.000%, 07/01/20(a)(d)	45,471,038	44,927,204
Cincinnati Bell, Inc., New Term Loan B, 4.000%, 09/10/20(a)(d)	26,750,000	26,569,437
Consolidated Communications, Inc., Term Loan B3, 5.250%, 12/31/18(a)(d)	7,672,025	7,687,983
Cricket Communications, Inc., Term Loan, 4.750%, 10/10/19(a)(d)	4,575,425	4,569,706
Cricket Communications, Inc., Term Loan C, 4.750%, 03/09/20(a)(d)	13,740,563	13,728,333
Crown Castle International Corp., New Term Loan, 3.250%, 01/31/19(a)(d)	63,371,445	62,540,012
CSC Holdings, Inc., New Term Loan A, 2.179%, 04/16/18(a)(d)	19,495,000	19,416,045
CSC Holdings, Inc., New Term Loan B, 2.679%, 04/17/20(a)(d)	58,129,313	57,410,834
Cumulus Media Holdings Inc., 1st Lien Term Loan, 4.500%, 09/17/18(a)(d)	15,261,324	15,341,446
Cumulus Media Holdings Inc., 2nd Lien Term Loan, 7.500%, 09/16/19(a)(d)	13,248,075	13,397,116

	Shares or Principal Amount($)	Value($)
Telecommunication Services—continued
DataPipe, Inc., 1st Lien Term Loan, 5.750%, 03/15/19(a)(d)	4,581,975	4,595,354
Evertec, Inc., New Term Loan A, 2.768%, 04/16/18(a)(d)	18,802,000	18,576,376
Evertec, Inc., New Term Loan B, 3.500%, 04/17/20(a)(d)	10,618,388	10,220,198
Frontier Communications Corp., Unsecured Term Loan, 3.055%-5.125%, 10/14/16(a)(d)	13,058,571	12,993,279
Gray Television, Inc., New Term Loan B, 4.750%, 10/15/19(a)(d)	16,662,117	16,741,929
Integra Telecom, Inc., 1st Lien Term Loan, 5.250%, 02/22/19(a)(d)	18,248,300	18,339,541
Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 02/21/20(a)(d)	7,530,000	7,712,377
Intelsat Jackson Holdings S.A., Term Loan B1, 4.250%, 04/02/18(a)(d)	59,154,688	59,199,054
Kabel Deutschland GMBH, USD Term Loan F1, 3.250%, 02/01/19(a)(d)	37,350,897	37,309,438
Level 3 Financing, Inc., New 2019 Term Loan, 4.000%, 08/01/19(a)(d)	29,765,000	29,705,470
Level 3 Financing, Inc., 2020 Term Loan B, 4.000%, 01/15/20(a)(c)(d)	112,385,000	112,151,239
Level 3 Financing, Inc., Term Loan, 4.750%, 08/01/19(a)(d)	74,405,000	74,265,119
LIN Television Corp., Term Loan B, 4.000%, 12/21/18(a)(d)	5,380,317	5,403,883
MCC Iowa LLC, Term Loan D2, 1.890%, 01/30/15(a)(d)	2,087,817	2,070,196
Media General, Inc., Delayed Draw Term Loan B, 0.500%, 07/31/20(a)(d)	7,990,000	8,003,183
Mediacom Communications Corp., Term Loan H, 3.250%, 01/29/21(a)(d)	12,560,902	12,403,891

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Telecommunication Services—continued
Mediacom Communications Corp., Term Loan G, 4.000%, 01/20/20(a)(d)	26,056,800	26,040,645
Nuance Communications, Inc., Term Loan C, 2.930%, 08/07/19(a)(d)	6,199,463	6,133,624
Peak Ten, Inc., 2018 Term Loan B, 7.250%, 10/25/18(a)(d)	9,180,625	9,203,577
Quebecor Media, Inc., Term Loan B1, 3.250%, 08/17/20(a)(d)	31,070,000	30,772,349
Sinclair Television Group, Inc., Term Loan B, 3.000%, 04/09/20(a)(d)	7,706,275	7,690,246
Syniverse Holdings, Inc., Term Loan B, 4.000%, 04/23/19(a)(d)	22,202,042	22,091,032
Telx Group, Inc., 2017 Term Loan B, 09/26/17(a)(b)(c)	1,000,000	997,500
Telx Group, Inc., Term Loan B, 6.250%, 09/26/17(a)(d)	17,290,969	17,247,742
UPC Financing Partnership, USD Term Loan AH, 3.250%, 06/30/21(a)(d)	27,166,632	26,996,841
Van Wagner Communications LLC, New Term Loan, 6.250%, 08/03/18(a)(d)	15,681,996	15,897,623
Virgin Media Investment Holdings Ltd., USD Term Loan B, 3.500%, 06/08/20(a)(d)	68,835,000	68,385,507
WMG Acquisition Corp., New Term Loan, 3.750%, 07/01/20(a)(d)	30,795,000	30,631,479
Zayo Group, LLC, PIK, Term Loan B, 4.500%, 07/02/19(a)(d)	61,373,496	61,338,513

		1,233,279,604

Telecommunications 0.7%
CompuCom Systems, Inc., Refinance Term Loan B, 4.250%, 05/11/20(a)(d)	7,102,200	6,960,156
Light Tower Fiber LLC, 1st Lien Term Loan, 4.500%, 04/13/20(a)(d)	23,077,163	23,142,009

	Shares or Principal Amount($)	Value($)
Telecommunications—continued
Light Tower Fiber LLC, 2nd Lien Term Loan, 8.000%, 04/12/21(a)(d)	3,615,000	3,651,150
Lightsquared LP, Term Loan B, 10/01/14(a)(d)(e)(g)	7,236,851	8,449,024
Windstream Corp., Term Loan B4, 3.500%, 01/23/20(a)(d)	10,778,550	10,724,657
Windstream Corp., Term Loan B3, 4.000%, 08/08/19(a)(d)	5,530,000	5,520,765

		58,447,761

Textiles 0.0%(h)
Wolverine Worldwide, Inc., Term Loan B, 4.000%-5.250%, 07/31/19(a)(d)	1,941,242	1,947,066

Transportation 2.3%
Affinia Group Intermediate Holdings, Inc., Term Loan B2, 4.750%, 04/27/20(a)(d)	5,311,688	5,311,688
American Airlines, Inc., Exit Term Loan, 4.750%, 06/27/19(a)(d)	62,523,300	61,989,351
American Petroleum Tankers LLC, Term Loan B, 4.750%, 10/02/19(a)(d)	10,957,009	10,984,402
Avis Budget Car Rental, LLC, New Term Loan B, 3.000%, 03/15/19(a)(d)	9,272,440	9,231,919
Commercial Barge Line Co., 1st Lien Term Loan, 7.500%-8.500%, 09/23/19(a)(d)	13,178,775	12,783,412
Delta Air Lines, Inc., New Term Loan B1, 4.000%, 10/18/18(a)(d)	18,582,380	18,612,483
FleetPride Corp., 1st Lien Term Loan, 5.250%, 11/19/19(a)(d)	7,220,438	6,949,671
Navios Partners Finance (US), Inc., Term Loan B, 5.250%, 06/27/18(a)(d)	10,773,000	10,907,662
Sabre, Inc., Term Loan B2, 02/19/19(a)(b)(c)	4,080,000	4,054,500
Sabre, Inc., Term Loan C, 4.000%, 02/19/18(a)(d)	10,170,750	10,162,308

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Transportation—continued
State Class Tankers II LLC, Term Loan B, 6.750%, 06/22/20(a)(d)	8,185,000	8,205,463
US Airways Group, Inc., Term Loan B1, 4.250%, 05/23/19(a)(d)	22,010,000	21,852,849

		181,045,708

Utilities 1.2%
AES Corp., Refinance Term Loan B, 3.750%, 06/01/18(a)(d)	11,521,269	11,572,193
Astoria Generating Company Acquisitions, LLC, New Term Loan, 8.500%, 10/26/17(a)(d)	6,394,063	6,537,929
Calpine Construction Finance Co., L.P., Original Term Loan B1, 3.000%, 05/04/20(a)(d)	22,922,550	22,383,870
Calpine Construction Finance Co., L.P., Original Term Loan B2, 3.250%, 01/31/22(a)(d)	14,723,100	14,465,446
Dynegy Holdings, Inc., Term Loan B2, 4.000%, 04/23/20(a)(d)	7,188,522	7,165,159
Intergen N.V., USD 1st Lien Term Loan, 5.500%, 06/05/20(a)(d)	4,393,988	4,375,665
NGPL PipeCo LLC, Term Loan B, 6.750%, 09/15/17(a)(d)	9,362,758	8,348,490
Power Team Services, LLC, Delayed Draw Term Loan, 4.230%, 05/06/20(a)(c)(d)	1,223,333	1,203,454
Power Team Services, LLC, 1st Lien Term Loan, 4.250%, 05/06/20(a)(c)(d)	9,762,200	9,603,564
Power Team Services, LLC, 2nd Lien Term Loan, 8.250%, 11/06/20(a)(d)	3,605,000	3,595,988
WNA Holdings, Inc., USD 1st Lien US Borrower, 4.500%-5.500%, 06/05/20(a)(d)	5,733,391	5,722,669

		94,974,427

Total Bank Loans (Cost $7,748,872,282)		7,758,374,519

	Shares or Principal Amount($)	Value($)
Corporate Bonds 5.6%
Airlines 0.0%(h)
Air Canada, 6.750%, 10/01/19(a)	330,000	328,350
Air Canada, 8.750%, 04/01/20(a)	1,000,000	1,011,750

		1,340,100

Auto Manufacturers 0.1%
General Motors Co., 3.500%, 10/02/18(a)	4,000,000	3,990,000
General Motors Co., 6.250%, 10/02/43(a)	4,500,000	4,432,500

		8,422,500

Banks 0.1%
Ally Financial, Inc., 3.500%, 07/18/16	8,000,000	8,080,000
Citigroup, Inc., Series D, 5.350%, (d)(i)	2,870,000	2,496,900

		10,576,900

Building Materials 0.0%(h)
CPG Merger Sub LLC, 8.000%, 10/01/21(a)	500,000	508,125

Coal 0.0%(h)
Natural Resource Partners LP, 9.125%, 10/01/18(a)	1,000,000	1,010,000

Commercial Services 0.2%
Ceridian Corp., 11.250%, 11/15/15	10,000,000	10,100,000
Harland Clarke Holdings Corp., 9.750%, 08/01/18(a)	3,715,000	3,919,325

		14,019,325

Diversified Financial Services 0.2%
General Motors Financial Co., Inc., 2.750%, 05/15/16(a)	5,000,000	4,987,500
General Motors Financial Co., Inc., 3.250%, 05/15/18(a)	2,000,000	1,945,000
International Lease Finance Corp., 3.875%, 04/15/18	9,890,000	9,556,212
Springleaf Finance Corp., 7.750%, 10/01/21(a)	125,000	129,688
Springleaf Finance Corp., 8.250%, 10/01/23(a)	125,000	130,000

		16,748,400

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Electric 0.4%
Glenn Pool Oil & Gas Trust, 6.000%, 08/02/21(a)	34,487,389	35,349,573

Entertainment 0.1%
Diamond Resorts Corp., 12.000%, 08/15/18	491,000	545,010
Mohegan Tribal Gaming Authority, 9.750%, 09/01/21(a)	3,335,000	3,485,075

		4,030,085

Food 0.2%
Hawk Acquisition Sub, Inc., 4.250%, 10/15/20(a)	13,100,000	12,494,125

Healthcare-Services 0.1%
Tenet Healthcare Corp., 6.000%, 10/01/20(a)	3,000,000	3,067,500
Tenet Healthcare Corp., 8.125%, 04/01/22(a)	1,925,000	2,009,219

		5,076,719

Holding Companies-Diversified 0.0%(h)
Nielsen Co. Luxembourg SARL (The), 5.500%, 10/01/21(a)	785,000	785,981
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.125%, 09/01/20(a)	2,195,000	2,293,775

		3,079,756

Insurance 0.0%(h)
Hockey Merger Sub 2, Inc., 7.875%, 10/01/21(a)(c)	530,000	530,663

Internet 0.1%
Zayo Escrow Corp., 8.125%, 01/01/20	1,475,000	1,613,281
Zayo Escrow Corp., 10.125%, 07/01/20	2,365,000	2,713,838

		4,327,119

Lodging 0.1%
Paris Las Vegas Holding, 11.000%, 10/01/21(a)(c)	5,000,000	5,000,000
Paris Las Vegas Holding LLC, 8.000%, 10/01/20(a)(c)	5,000,000	5,000,000

		10,000,000

Media 0.9%
CCO Holdings LLC/Cap Corp., 5.750%, 01/15/24	9,000,000	8,505,000

	Shares or Principal Amount($)	Value($)
Media—continued
Clear Channel Communications, Inc., 9.000%, 12/15/19	10,353,000	10,145,940
Clear Channel Communications, Inc., 11.250%, 03/01/21	1,185,000	1,223,512
DISH DBS Corp., 4.250%, 04/01/18	8,640,000	8,650,800
DISH DBS Corp., 5.000%, 03/15/23	25,000,000	23,187,500
LIN Television Corp., 8.375%, 04/15/18	17,555,000	18,696,075
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.750%, 04/01/21(a)	1,585,000	1,680,100
Nexstar Broadcasting, Inc., 6.875%, 11/15/20(a)(c)	240,000	244,200
Univision Communications, Inc., 6.875%, 05/15/19(a)	1,925,000	2,059,750

		74,392,877

Mining 0.0%(h)
Inmet Mining Corp., 8.750%, 06/01/20(a)	1,170,000	1,251,900

Miscellaneous Manufacturer 0.2%
Bombardier, Inc., 4.250%, 01/15/16(a)	15,000,000	15,562,500

Oil & Gas 0.7%
Chesapeake Energy Corp., 3.250%, 03/15/16	10,000,000	10,037,500
Continental Resources, Inc., 4.500%, 04/15/23	635,000	623,094
MEG Energy Corp., 7.000%, 03/31/24(a)	2,275,000	2,289,219
Plains Exploration & Production Co., 6.125%, 06/15/19	30,426,000	32,618,406
Range Resources Corp., 5.000%, 03/15/23	1,960,000	1,881,600
United Refining Co., 10.500%, 02/28/18	9,921,000	11,061,915

		58,511,734

Oil & Gas Services 0.0%(h)
Forum Energy Technologies, Inc., 6.250%, 10/01/21(a)	400,000	402,500

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Pharmaceuticals 0.1%
VPII Escrow Corp., 6.750%, 08/15/18(a)	4,300,000	4,601,000
VPII Escrow Corp., 7.500%, 07/15/21(a)	2,150,000	2,316,625

		6,917,625

Real Estate 0.0%(h)
CBRE Services, Inc., 5.000%, 03/15/23	1,415,000	1,326,562
Howard Hughes Corp., 6.875%, 10/01/21(a)	665,000	664,508

		1,991,070

Real Estate Investment Trust 0.1%
iStar Financial, Inc., 3.875%, 07/01/16	5,000,000	5,012,500

Software 0.1%
Activision Blizzard, Inc., 5.625%, 09/15/21(a)	1,250,000	1,251,563
Activision Blizzard, Inc., 6.125%, 09/15/23(a)	7,500,000	7,537,500
BMC Software Finance, Inc., 8.125%, 07/15/21(a)	1,500,000	1,556,250

		10,345,313

Telecommunication Services 1.9%
Avanti Communications Group PLC, 10.000%, 10/01/19(a)(c)	3,275,000	3,307,750
CenturyLink, Inc., 5.625%, 04/01/20	1,345,000	1,313,056
Intelsat Jackson Holdings SA, 5.500%, 08/01/23(a)	4,920,000	4,600,200
Intelsat Jackson Holdings SA, 7.250%, 10/15/20	3,750,000	4,003,125
Intelsat Jackson Holdings SA, 7.500%, 04/01/21	1,250,000	1,350,000
Level 3 Communications, Inc., 11.875%, 02/01/19	3,000,000	3,450,000
Level 3 Financing, Inc., 8.125%, 07/01/19	4,065,000	4,349,550
Level 3 Financing, Inc., 10.000%, 02/01/18(j)	3,440,000	3,685,100
Lynx II Corp., 6.375%, 04/15/23(a)	1,600,000	1,592,000
MetroPCS Wireless, Inc., 6.250%, 04/01/21(a)	6,445,000	6,477,225
MetroPCS Wireless, Inc., 6.625%, 04/01/23(a)	5,375,000	5,388,437
NII Capital Corp., 7.625%, 04/01/21	6,500,000	4,615,000

	Shares or Principal Amount($)	Value($)
Telecommunication Services—continued
NII International Telecom S.A.R.L., 11.375%, 08/15/19(a)	2,560,000	2,649,600
NII International Telecom SCA, 7.875%, 08/15/19(a)	2,285,000	2,073,638
Satmex Escrow SA de CV, 9.500%, 05/15/17	6,000,000	6,540,000
Softbank Corp., 4.500%, 04/15/20(a)	8,400,000	8,072,400
Sprint Capital Corp., 6.875%, 11/15/28	2,000,000	1,785,000
Sprint Capital Corp., 8.750%, 03/15/32(j)	1,700,000	1,727,625
Sprint Communications, Inc., 7.000%, 08/15/20	5,680,000	5,779,400
Sprint Communications, Inc., 11.500%, 11/15/21	2,280,000	2,929,800
Sprint Corp., 7.875%, 09/15/23(a)	12,220,000	12,464,400
Trilogy International Partners LLC, 10.250%, 08/15/16(a)	12,958,000	12,439,680
Wind Acquisition Finance Holdings, PIK, 12.250%, 07/15/17(a)	30,884,781	29,700,006
Wind Acquisition Finance SA, 7.250%, 02/15/18(a)	9,940,000	10,287,900
Windstream Holding of the Midwest, Inc., 6.750%, 04/01/28(j)	8,088,000	7,643,160

		148,224,052

Transportation 0.0%(h)
CHC Helicopter SA, 9.375%, 06/01/21	435,000	432,825

Total Corporate Bonds (Cost $450,407,386)		450,558,286

Preferred Stock 0.0%(h)
Diversified Financial Services 0.0%(h)
GMAC Capital Trust I, Series 2, 8.125%(d)	94,025	2,515,169

Total Preferred Stock (Cost $2,350,625)		2,515,169

Common Stock 0.0%(h)
Energy-Alternate Sources 0.0%(h)
Aventine Renewable Energy Holdings, Inc.*(e)(f)	69,037	1,208,147

Total Common Stock (Cost $8,201,221)		1,208,147

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Seix Floating Rate High Income Fund — concluded

	Shares or Principal Amount($)	Value($)
Money Market Fund 10.9%
State Street Institutional U.S. Government Money Market Fund, Institutional Class, (0.05%)(k)	875,824,961	875,824,961

Total Money Market Fund (Cost $875,824,961)		875,824,961

Total Investments (Cost $9,085,656,475) — 112.8%		9,088,481,082
Liabilities in Excess of Other Assets — (12.8)%		(1,030,493,977)

Net Assets — 100.0%		$8,057,987,105

*	Non-income producing security.

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 98.9% of net assets as of September 30, 2013.

(b)	The security does not have a stated settlement date and will receive a rate upon settling with the custodian.

(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(d)	Variable or floating rate security. Rate disclosed is as of September 30, 2013.
(e)	Security is in default.

(f)	The Fund’s investment adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.

(g)	Bankrupt issuer.

(h)	Less than 0.05% of Net Assets.

(i)	Security is perpetual in nature and has no stated maturity.

(j)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(k)	Rate disclosed, the 7 day net yield, is as of September 30, 2013.

Investment Abbreviations

PIK — Payment in-kind

As of September 30, 2013, the Fund had the following unfunded loan commitments:

Borrower	Unfunded Commitments	Unrealized Appreciation (Depreciation)
Altice Financing SA	$ 3,254,772	$789,392
Media General Inc.	7,990,000	91,544
Power Team Services, LLC	790,000	(10,726)

	$12,034,772	$870,210

The commitments are available until the maturity date of the respective security.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Seix High Yield Fund

	Shares or Principal Amount($)	Value($)
Bank Loans 5.6%
Chemicals 0.3%
Ineos US Finance LLC, 6 Year Term Loan, 4.000%, 05/04/18(a)(b)(c)	5,887,777	5,817,477

Commercial Services 0.3%
Walter Energy, Inc., Term Loan B, 6.750%, 04/02/18(b)(c)	4,670,176	4,476,690

Health Care 0.0%(e)
Community Health Systems, Inc., Extended Term Loan, 3.748%-3.761%, 01/25/17(b)(c)	845,273	844,099

Insurance 0.3%
Asurion LLC, New Term Loan B1, 4.500%, 05/24/19(b)(c)	4,812,307	4,763,414

Lodging 0.2%
Scientific Games International, Inc., New Term Loan B, 05/22/20(a)(b)(d)	2,570,000	2,547,512

Media 0.4%
Tribune Co., Exit Term Loan, 4.000%, 12/31/19(b)(c)	6,610,050	6,603,175

Mining 0.2%
FMG Resources (August 2006) Pty Ltd, Term Loan, 5.250%, 10/18/17(b)(c)	1,108,800	1,111,372
TMS International Corp., Bridge Term Loan, 08/22/14(a)(b)(d)	3,080,000	3,080,000

		4,191,372

Oil & Gas 0.3%
Energy Transfer Equity, L.P., New Term Loan B, 3.750%, 03/24/17(b)(c)	4,900,500	4,915,839

Packaging & Containers 0.3%
Berry Plastics Holding Corp., Term Loan D, 3.500%, 02/07/20(b)(c)	5,805,825	5,737,607

Retail 1.1%
JC Penney Corp., Inc., 1st Lien Term Loan, 05/22/18(a)(b)(d)	4,748,100	4,598,108
Sears Holding Corp., Term Loan, 06/29/18(a)(b)(d)	9,525,000	9,447,657

	Shares or Principal Amount($)	Value($)
Retail—continued
Toys ‘R’ Us-Delaware, Inc., New Term Loan, 6.000%, 09/01/16(b)(c)	4,039,890	3,918,693

		17,964,458

Semiconductors 0.5%
Freescale Semiconductor, Inc., Term Loan B4, 5.000%, 02/28/20(b)(c)	7,915,225	7,939,208

Telecommunication Services 1.7%
Alcatel-Lucent USA, Inc., USD Term Loan C, 5.750%, 01/30/19(b)(c)	2,625,163	2,642,226
Cequel Communications LLC, Term Loan B, 3.500%, 02/14/19(b)(c)	11,879,100	11,850,709
Crown Castle International Corp., New Term Loan, 3.250%, 01/31/19(b)(c)	5,910,163	5,832,622
Level 3 Financing, Inc., New 2019 Term Loan, 4.000%, 08/01/19(b)(c)	3,305,000	3,298,390
Virgin Media Investment Holdings Ltd., USD Term Loan B, 3.500%, 06/08/20(b)(c)	5,305,000	5,270,358

		28,894,305

Total Bank Loans (Cost $95,121,864)		94,695,156

Corporate Bonds 83.3%
Advertising 0.2%
MDC Partners, Inc., 6.750%, 04/01/20(b)	3,690,000	3,736,125

Aerospace/Defense 0.7%
BE Aerospace, Inc., 5.250%, 04/01/22	4,915,000	4,878,138
Ducommun, Inc., 9.750%, 07/15/18	3,230,000	3,585,300
GenCorp, Inc., 7.125%, 03/15/21(b)	3,140,000	3,289,150

		11,752,588

Airlines 1.0%
Air Canada, 6.750%, 10/01/19(b)	17,740,000	17,651,300

Apparel 0.3%
Wolverine World Wide, Inc., 6.125%, 10/15/20	4,730,000	4,907,375

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Seix High Yield Fund — continued

	Shares or Principal Amount($)	Value($)
Auto Manufacturers 1.5%
General Motors Co., 3.500%, 10/02/18(b)	12,345,000	12,314,137
General Motors Co., 6.250%, 10/02/43(b)	13,880,000	13,671,800

		25,985,937

Auto Parts & Equipment 1.0%
Cooper-Standard Automotive, Inc., 8.500%, 05/01/18	8,893,000	9,471,045
Schaeffler Holding Finance BV, PIK, 6.875%, 08/15/18(b)	6,645,000	6,960,637

		16,431,682

Banks 2.7%
Ally Financial, Inc., 7.500%, 09/15/20(f)	12,801,000	14,385,124
Ally Financial, Inc., 8.000%, 11/01/31	13,755,000	15,474,375
CIT Group, Inc., 5.250%, 03/15/18	3,055,000	3,200,112
Citigroup, Inc., Series D, 5.350%, (c)(g)	9,215,000	8,017,050
Provident Funding Associates LP/PFG Finance Corp., 6.750%, 06/15/21(b)	2,505,000	2,517,525
Provident Funding Associates LP/PFG Finance Corp., 10.125%, 02/15/19(b)	2,685,000	2,966,925

		46,561,111

Beverages 0.1%
Cott Beverages, Inc., 8.125%, 09/01/18	1,500,000	1,623,750

Building Materials 1.1%
Building Materials Corp. of America, 6.750%, 05/01/21(b)	2,885,000	3,101,375
Cemex Finance LLC, 9.375%, 10/12/22(b)	3,575,000	3,914,625
Cemex SAB de CV, 5.875%, 03/25/19(b)(h)	2,775,000	2,664,000
Gibraltar Industries, Inc., 6.250%, 02/01/21	3,180,000	3,211,800
Masco Corp., 5.950%, 03/15/22	5,540,000	5,803,150

		18,694,950

	Shares or Principal Amount($)	Value($)
Chemicals 1.1%
Huntsman International LLC, 8.625%, 03/15/21(h)	1,055,000	1,171,050
Ineos Finance PLC, 7.500%, 05/01/20(b)	4,100,000	4,397,250
Kinove German Bondco GmbH, 9.625%, 06/15/18(b)	3,647,000	4,029,935
Nufarm Australia Ltd., 6.375%, 10/15/19(b)	2,000,000	1,990,000
PetroLogistics LP/PetroLogistics Finance Corp., 6.250%, 04/01/20(b)	3,218,000	3,153,640
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., 6.500%, 04/15/21(b)	3,720,000	3,645,600

		18,387,475

Coal 0.6%
Natural Resource Partners LP, 9.125%, 10/01/18(b)	3,765,000	3,802,650
Peabody Energy Corp., 6.250%, 11/15/21(h)	6,780,000	6,576,600

		10,379,250

Commercial Services 3.4%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.250%, 01/15/19(h)	4,945,000	5,365,325
FTI Consulting, Inc., 6.000%, 11/15/22	3,750,000	3,721,875
Harland Clarke Holdings Corp., 9.750%, 08/01/18(b)	13,724,000	14,478,820
Iron Mountain, Inc., 7.750%, 10/01/19	4,135,000	4,543,331
Lender Processing Services, Inc., 5.750%, 04/15/23	3,760,000	3,858,700
Live Nation Entertainment, Inc., 7.000%, 09/01/20(b)	2,475,000	2,583,281
National Money Mart Co., 10.375%, 12/15/16	2,720,000	2,849,200
Prospect Medical Holdings, Inc., 8.375%, 05/01/19(b)	8,375,000	8,793,750
Rent-A-Center, Inc., 4.750%, 05/01/21(b)	1,825,000	1,697,250
United Rentals North America, Inc., 7.625%, 04/15/22	9,110,000	9,907,125

		57,798,657

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Seix High Yield Fund — continued

	Shares or Principal Amount($)	Value($)
Computers 0.5%
j2 Global, Inc., 8.000%, 08/01/20	5,565,000	5,982,375
Seagate HDD Cayman, 6.875%, 05/01/20	1,610,000	1,762,950
SunGard Data Systems, Inc., 7.625%, 11/15/20	1,540,000	1,647,800

		9,393,125

Distribution/Wholesale 0.1%
LKQ Corp., 4.750%, 05/15/23(b)	2,680,000	2,485,700

Diversified Financial Services 3.2%
Aircastle Ltd., 6.750%, 04/15/17	5,215,000	5,580,050
Aircastle Ltd., 7.625%, 04/15/20	6,430,000	7,105,150
CNG Holdings, Inc., 9.375%, 05/15/20(b)	5,520,000	5,106,000
Community Choice Financial, Inc., 10.750%, 05/01/19	3,970,000	3,493,600
Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20(a)(b)	3,365,000	3,268,256
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.000%, 08/01/20(b)	4,970,000	4,970,000
ILFC E-Capital Trust I, 5.350%, 12/21/65(b)(c)(h)	12,420,000	10,619,100
ILFC E-Capital Trust II, 6.250%, 12/21/65(b)(c)	2,490,000	2,265,900
International Lease Finance Corp., 6.250%, 05/15/19	945,000	992,250
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.375%, 04/01/20(b)	5,270,000	5,217,300
Jefferies LoanCore LLC/JLC Finance Corp., 6.875%, 06/01/20(b)	1,855,000	1,817,900
SquareTwo Financial Corp., 11.625%, 04/01/17(h)	3,570,000	3,748,500

		54,184,006

Electric 2.4%
Calpine Corp., 7.500%, 02/15/21(b)	2,140,000	2,273,750
Calpine Corp., 7.875%, 01/15/23(b)	5,679,000	5,977,148
Dynegy, Inc., 5.875%, 06/01/23(b)	9,835,000	8,974,437

	Shares or Principal Amount($)	Value($)
Electric—continued
Enel SpA, 8.750%, 09/24/73(b)(c)	2,835,000	2,868,493
GenOn Energy, Inc., 9.500%, 10/15/18	490,000	551,250
GenOn Energy, Inc., 9.875%, 10/15/20	10,024,000	11,051,460
NRG Energy, Inc., 7.625%, 05/15/19	3,000,000	3,165,000
NRG Energy, Inc., 7.875%, 05/15/21	4,955,000	5,301,850

		40,163,388

Electrical Components & Equipment 0.3%
General Cable Corp., 5.750%, 10/01/22(b)	1,790,000	1,713,925
GrafTech International Ltd., 6.375%, 11/15/20	3,750,000	3,787,500

		5,501,425

Electronics 0.5%
APX Group, Inc., 6.375%, 12/01/19(b)	8,620,000	8,145,900

Energy-Alternate Sources 0.3%
First Wind Capital LLC, 10.250%, 06/01/18(b)	5,075,000	5,455,625

Engineering & Construction 0.7%
Aguila 3 SA, 7.875%, 01/31/18(b)	4,350,000	4,545,750
Aguila 3 SA, 7.875%, 01/31/18(b)	4,275,000	4,467,375
Dycom Investments, Inc., 7.125%, 01/15/21	2,570,000	2,692,075

		11,705,200

Entertainment 1.3%
Carmike Cinemas, Inc., 7.375%, 05/15/19	2,960,000	3,189,400
Diamond Resorts Corp., 12.000%, 08/15/18	8,020,000	8,902,200
DreamWorks Animation SKG, Inc., 6.875%, 08/15/20(b)	1,895,000	1,966,062
Gibson Brands, Inc., 8.875%, 08/01/18(b)	2,882,000	2,925,230
Pinnacle Entertainment, Inc., 7.750%, 04/01/22(h)	2,130,000	2,241,825
Pinnacle Entertainment, Inc., 8.750%, 05/15/20(h)	2,280,000	2,496,600

		21,721,317

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Seix High Yield Fund — continued

	Shares or Principal Amount($)	Value($)
Environmental Control 1.4%
Clean Harbors, Inc., 5.125%, 06/01/21	2,595,000	2,507,419
Clean Harbors, Inc., 5.250%, 08/01/20	1,390,000	1,376,100
Covanta Holding Corp., 7.250%, 12/01/20	2,805,000	3,007,801
Nuverra Environmental Solutions, Inc., 9.875%, 04/15/18	16,460,000	16,706,900

		23,598,220

Exploration & Production 0.2%
PetroQest Energy, Inc., 10.000%, 09/01/17(b)	3,445,000	3,513,900

Food 1.6%
Hawk Acquisition Sub, Inc., 4.250%, 10/15/20(b)	17,635,000	16,819,381
Post Holdings, Inc., 7.375%, 02/15/22	6,135,000	6,449,419
Post Holdings, Inc., 7.375%, 02/15/22(b)	3,730,000	3,921,162

		27,189,962

Forest Products & Paper 0.1%
Resolute Forest Products, Inc., 5.875%, 05/15/23(b)	1,532,000	1,344,330

Gas 0.4%
Sabine Pass LNG LP, 6.500%, 11/01/20(b)	5,775,000	5,861,625
Sabine Pass LNG LP, 7.500%, 11/30/16	1,385,000	1,523,500

		7,385,125

Healthcare-Products 0.6%
Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	5,700,000	6,291,375
Physio-Control International, Inc., 9.875%, 01/15/19(b)	3,087,000	3,457,440

		9,748,815

Healthcare-Services 1.3%
DaVita HealthCare Partners, Inc., 5.750%, 08/15/22	1,935,000	1,913,231
Tenet Healthcare Corp., 6.000%, 10/01/20(b)	3,705,000	3,788,363
Tenet Healthcare Corp., 8.125%, 04/01/22(b)	10,500,000	10,959,375

	Shares or Principal Amount($)	Value($)
Healthcare-Services—continued
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 7.750%, 02/01/19	5,000,000	5,362,500

		22,023,469

Holding Companies-Diversified 0.4%
Nielsen Co. Luxembourg SARL (The), 5.500%, 10/01/21(b)	6,615,000	6,623,269

Home Builders 1.0%
Allegion US Holding Co., 5.750%, 10/01/21(a)(b)	1,447,000	1,447,000
Brookfield Residential Properties, Inc., 6.500%, 12/15/20(b)	2,665,000	2,678,325
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.125%, 07/01/22(b)	2,865,000	2,807,700
KB Home, 7.500%, 09/15/22	2,775,000	2,886,000
KB Home, 9.100%, 09/15/17	3,180,000	3,664,950
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.250%, 04/15/21(b)	3,395,000	3,165,837

		16,649,812

Household Products/Wares 0.6%
Reynolds Group Holdings, 6.875%, 02/15/21	1,825,000	1,948,188
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg I SA, 7.875%, 08/15/19	7,845,000	8,629,500

		10,577,688

Housewares 0.3%
Libbey Glass, Inc., 6.875%, 05/15/20	4,073,000	4,337,745

Insurance 1.8%
Assured Guaranty Municipal Holdings, Inc., 6.400%, 12/15/66(b)(c)(h)	4,525,000	3,936,750
Assured Guaranty US Holdings, Inc., Series A, 6.400%, 12/15/66, Series A(c)	7,037,000	5,981,450

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Seix High Yield Fund — continued

	Shares or Principal Amount($)	Value($)
Insurance—continued
Genworth Financial, Inc., 6.150%, 11/15/66(c)(h)	4,605,000	4,029,375
Liberty Mutual Group, Inc., 7.000%, 03/07/67(b)(c)	2,730,000	2,770,950
MBIA, Inc., 5.700%, 12/01/34	3,770,000	3,091,400
MBIA, Inc., 6.625%, 10/01/28	5,295,000	4,739,025
White Mountains Re Group Ltd., 7.506%(b)(c)(g)	5,270,000	5,416,959

		29,965,909

Internet 0.8%
Equinix, Inc., 7.000%, 07/15/21	3,130,000	3,333,450
Mood Media Corp., 9.250%, 10/15/20(b)(h)	4,065,000	3,475,575
Zayo Escrow Corp., 8.125%, 01/01/20(h)	7,000,000	7,656,250

		14,465,275

Iron/Steel 0.4%
JMC Steel Group, 8.250%, 03/15/18(b)(h)	6,855,000	6,700,763

Leisure Time 0.6%
ClubCorp Club Operations, Inc., 10.000%, 12/01/18	4,545,000	5,033,587
Viking Cruises Ltd., 8.500%, 10/15/22(b)	4,015,000	4,446,613

		9,480,200

Lodging 3.0%
Caesars Entertainment Operating Co., Inc., 8.500%, 02/15/20	15,130,000	13,919,600
Caesars Entertainment Operating Co., Inc., 9.000%, 02/15/20	3,360,000	3,150,000
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19(b)	7,090,000	6,983,650
Harrahs Operating, Inc., 11.250%, 06/01/17	3,275,000	3,324,125
Paris Las Vegas Holding LLC, 8.000%, 10/01/20(a)(b)	23,920,000	23,920,000

		51,297,375

Machinery-Diversified 0.3%
Manitowoc Co., Inc. (The), 8.500%, 11/01/20	4,805,000	5,345,563

	Shares or Principal Amount($)	Value($)
Media 6.1%
Block Communications, Inc., 7.250%, 02/01/20(b)	3,260,000	3,423,000
Cablevision Systems Corp., 7.750%, 04/15/18	1,180,000	1,321,600
Cablevision Systems Corp., 8.000%, 04/15/20(h)	4,490,000	5,006,350
CCO Holdings LLC/Cap Corp., 5.125%, 02/15/23	4,170,000	3,825,975
CCO Holdings LLC/Cap Corp., 5.750%, 09/01/23(b)	3,430,000	3,249,925
CCO Holdings LLC/Cap Corp., 5.750%, 01/15/24	21,085,000	19,925,325
Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	6,395,000	6,490,925
Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/22(f)	9,425,000	9,613,500
DISH DBS Corp., 4.250%, 04/01/18	9,995,000	10,007,494
DISH DBS Corp., 5.000%, 03/15/23(f)	7,720,000	7,160,300
DISH DBS Corp., 5.875%, 07/15/22(f)	16,265,000	16,021,025
LIN Television Corp., 6.375%, 01/15/21	2,375,000	2,375,000
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.750%, 04/01/21(b)(h)	3,390,000	3,593,400
Univision Communications, Inc., 5.125%, 05/15/23(b)(h)	3,090,000	2,958,675
Univision Communications, Inc., 6.750%, 09/15/22(b)	8,720,000	9,199,600

		104,172,094

Mining 2.3%
Century Aluminum Co., 7.500%, 06/01/21(b)(h)	3,100,000	2,867,500
FMG Resources August 2006 Pty Ltd., 8.250%, 11/01/19(b)(h)	12,890,000	13,888,975
HudBay Minerals, Inc., 9.500%, 10/01/20	960,000	962,400
Inmet Mining Corp., 8.750%, 06/01/20(b)	12,605,000	13,487,350
Novelis, Inc., 8.375%, 12/15/17	785,000	841,912

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Seix High Yield Fund — continued

	Shares or Principal Amount($)	Value($)
Mining—continued
Novelis, Inc., 8.750%, 12/15/20	2,900,000	3,182,750
Vulcan Materials Co., 7.500%, 06/15/21	3,345,000	3,729,675

		38,960,562

Miscellaneous Manufacturer 1.5%
Amsted Industries, Inc., 8.125%, 03/15/18(b)	3,935,000	4,171,100
Bombardier, Inc., 5.750%, 03/15/22(b)(f)	6,890,000	6,838,325
Bombardier, Inc., 6.125%, 01/15/23(b)(f)	8,120,000	8,120,000
Polymer Group, Inc., 7.750%, 02/01/19	5,260,000	5,621,625

		24,751,050

Oil & Gas 9.8%
Chesapeake Energy Corp., 6.875%, 11/15/20	2,060,000	2,224,800
Chesapeake Energy Corp., 7.250%, 12/15/18(h)	3,105,000	3,516,412
CITGO Petroleum Corp., 11.500%, 07/01/17(b)	2,910,000	3,193,725
Concho Resources, Inc., 5.500%, 04/01/23	2,735,000	2,700,813
Continental Resources, Inc., 4.500%, 04/15/23	4,145,000	4,067,281
Continental Resources, Inc., 5.000%, 09/15/22	2,670,000	2,686,688
EP Energy LLC/Everest Acquisition Finance, Inc., 6.875%, 05/01/19	1,630,000	1,740,025
EP Energy LLC/Everest Acquisition Finance, Inc., 7.750%, 09/01/22	6,270,000	6,802,950
Hercules Offshore, Inc., 7.125%, 04/01/17(b)	5,075,000	5,398,531
Hercules Offshore, Inc., 7.500%, 10/01/21(a)(b)	13,975,000	13,975,000
Hercules Offshore, Inc., 8.750%, 07/15/21(b)	3,175,000	3,365,500
Linn Energy LLC/Finance Corp., 6.500%, 05/15/19	4,450,000	4,272,000
Linn Energy LLC/Finance Corp., 8.625%, 04/15/20(h)	4,865,000	5,029,194
MEG Energy Corp., 6.375%, 01/30/23(b)	7,395,000	7,247,100
MEG Energy Corp., 7.000%, 03/31/24(b)	10,460,000	10,525,375

	Shares or Principal Amount($)	Value($)
Oil & Gas—continued
Oasis Petroleum, Inc., 6.875%, 03/15/22(b)	3,610,000	3,808,550
Oasis Petroleum, Inc., 6.875%, 01/15/23	5,165,000	5,474,900
Offshore Group Investment Ltd., 7.500%, 11/01/19(h)	8,315,000	8,751,537
Plains Exploration & Production Co., 6.500%, 11/15/20	1,980,000	2,124,388
Plains Exploration & Production Co., 6.625%, 05/01/21	6,685,000	7,171,200
Plains Exploration & Production Co., 6.750%, 02/01/22	3,555,000	3,804,874
Plains Exploration & Production Co., 6.875%, 02/15/23	11,550,000	12,387,375
Range Resources Corp., 5.000%, 08/15/22	2,880,000	2,786,400
Range Resources Corp., 5.000%, 03/15/23	6,570,000	6,307,200
Rex Energy Corp., 8.875%, 12/01/20(b)	3,436,000	3,607,800
SandRidge Energy, Inc., 7.500%, 03/15/21	10,170,000	10,271,700
SandRidge Energy, Inc., 8.125%, 10/15/22	2,150,000	2,171,500
United Refining Co., 10.500%, 02/28/18	11,319,000	12,620,685
WPX Energy, Inc., 6.000%, 01/15/22	7,735,000	7,841,356

		165,874,859

Oil & Gas Services 1.6%
Cie Generale de Geophysique - Veritas, 6.500%, 06/01/21	4,275,000	4,360,500
Forum Energy Technologies, Inc., 6.250%, 10/01/21(b)	4,025,000	4,050,156
Hornbeck Offshore Services, Inc., 5.000%, 03/01/21	4,685,000	4,485,888
Oil States International, Inc., 5.125%, 01/15/23(b)	3,220,000	3,525,900
Oil States International, Inc., 6.500%, 06/01/19	10,685,000	11,326,100

		27,748,544

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Seix High Yield Fund — continued

	Shares or Principal Amount($)	Value($)
Packaging & Containers 1.1%
Ball Corp., 5.000%, 03/15/22	7,425,000	7,202,250
Sealed Air Corp., 8.125%, 09/15/19(b)	5,095,000	5,680,925
Sealed Air Corp., 8.375%, 09/15/21(b)	5,060,000	5,730,450

		18,613,625

Pharmaceuticals 1.8%
ConvaTec Healthcare, 10.500%, 12/15/18(b)	2,850,000	3,220,500
Endo Pharmaceuticals Holdings, Inc., 7.000%, 07/15/19	3,195,000	3,290,850
Endo Pharmaceuticals Holdings, Inc., 7.000%, 12/15/20	2,610,000	2,675,250
Endo Pharmaceuticals Holdings, Inc., 7.250%, 01/15/22	2,460,000	2,533,800
Valeant Pharmaceuticals International, 7.000%, 10/01/20(b)	3,900,000	4,134,000
VPII Escrow Corp., 6.750%, 08/15/18(b)	9,030,000	9,662,100
VPII Escrow Corp., 7.500%, 07/15/21(b)	4,515,000	4,864,912

		30,381,412

Pipelines 2.5%
Access Midstream Partners LP/ACMP Finance Corp., 5.875%, 04/15/21	5,555,000	5,707,762
Access Midstream Partners LP/ACMP Finance Corp., 6.125%, 07/15/22	3,120,000	3,205,800
El Paso Corp., 6.500%, 09/15/20	6,885,000	7,210,344
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.500%, 02/15/23	2,035,000	2,040,088
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.250%, 06/15/22	615,000	647,288
Sabine Pass Liquefaction LLC, 5.625%, 02/01/21(b)(f)	15,985,000	15,645,319
Sabine Pass Liquefaction LLC, 5.625%, 04/15/23(b)	4,650,000	4,458,187

	Shares or Principal Amount($)	Value($)
Pipelines—continued
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.125%, 10/15/21	3,000,000	3,015,000

		41,929,788

Real Estate 0.8%
CBRE Services, Inc., 5.000%, 03/15/23	5,770,000	5,409,375
Howard Hughes Corp., 6.875%, 10/01/2(b)	8,170,000	8,163,954

		13,573,329

Real Estate Investment Trust 0.7%
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 05/01/21	4,000,000	4,210,000
Reckson Operating Partnership LP, 7.750%, 03/15/20	6,005,000	7,095,280

		11,305,280

Retail 2.0%
AutoNation, Inc., 5.500%, 02/01/20	4,636,000	4,827,235
Hot Topic, Inc., 9.250%, 06/15/21(b)	1,605,000	1,649,138
Limited Brands, Inc., 6.625%, 04/01/21	2,900,000	3,135,625
Limited Brands, Inc., 7.000%, 05/01/20	2,520,000	2,784,600
Outerwall, Inc., 6.000%, 03/15/19(b)	3,355,000	3,271,125
Phillips-Van Heusen Corp., 7.375%, 05/15/20	2,005,000	2,185,450
Sears Holdings Corp., 6.625%, 10/15/18(h)	17,315,000	16,319,387

		34,172,560

Semiconductors 0.3%
Advanced Micro Devices, Inc., 7.500%, 08/15/22	1,580,000	1,512,850
Advanced Micro Devices, Inc., 7.750%, 08/01/20(h)	1,650,000	1,614,938
Magnachip Semiconductor Corp., 6.625%, 07/15/21(b)	1,604,000	1,583,950

		4,711,738

Shipbuilding 0.3%
Huntington Ingalls Industries, Inc., 7.125%, 03/15/21	5,085,000	5,479,088

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Seix High Yield Fund — continued

	Shares or Principal Amount($)	Value($)
Software 1.2%
Activision Blizzard, Inc., 5.625%, 09/15/21(b)	9,310,000	9,321,637
Activision Blizzard, Inc., 6.125%, 09/15/23(b)	5,270,000	5,296,350
First Data Corp., 6.750%, 11/01/20(b)	5,215,000	5,397,525

		20,015,512

Storage/Warehousing 0.8%
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC, 8.875%, 03/15/18	12,604,000	13,045,140

Telecommunication Services 11.7%
Avanti Communications Group PLC, 10.000%, 10/01/19(a)(b)	7,430,000	7,504,300
CenturyLink, Inc., 5.625%, 04/01/20	2,075,000	2,025,719
Consolidated Communications Finance Co., 10.875%, 06/01/20	2,190,000	2,507,550
EarthLink, Inc., 7.375%, 06/01/20(b)	2,935,000	2,861,625
Hughes Satellite Systems Corp., 6.500%, 06/15/19	2,735,000	2,892,263
Hughes Satellite Systems Corp., 7.625%, 06/15/21	1,270,000	1,368,425
Intelsat Jackson Holdings SA, 5.500%, 08/01/23(b)	1,390,000	1,299,650
Intelsat Jackson Holdings SA, 7.500%, 04/01/21	4,340,000	4,687,200
Level 3 Financing, Inc., 8.125%, 07/01/19	2,010,000	2,150,700
Level 3 Financing, Inc., 8.625%, 07/15/20	9,065,000	9,903,512
Level 3 Financing, Inc., 9.375%, 04/01/19	5,000,000	5,512,500
Lynx II Corp., 6.375%, 04/15/23(b)(h)	3,125,000	3,109,375
MetroPCS Wireless, Inc., 6.250%, 04/01/21(b)	7,680,000	7,718,400
MetroPCS Wireless, Inc., 6.625%, 04/01/23(b)(h)	6,380,000	6,395,950
NII Capital Corp., 7.625%, 04/01/21(f)	8,338,000	5,919,980
NII Capital Corp., 8.875%, 12/15/19(h)	3,825,000	2,964,375
NII International Telecom S.A.R.L., 11.375%, 08/15/19(b)	6,700,000	6,934,500

	Shares or Principal Amount($)	Value($)
Telecommunication Services—continued
NII International Telecom SCA, 7.875%, 08/15/19(b)	4,775,000	4,333,313
Sable International Finance Ltd., 8.750%, 02/01/20(b)	3,515,000	3,848,925
Satmex Escrow SA de CV, 9.500%, 05/15/17	2,075,000	2,261,750
SBA Telecommunications, Inc., 5.750%, 07/15/20	5,625,000	5,582,812
Softbank Corp., 4.500%, 04/15/20(b)	7,715,000	7,414,115
Sprint Capital Corp., 6.875%, 11/15/28(f)	8,800,000	7,854,000
Sprint Capital Corp., 6.900%, 05/01/19(f)	4,168,000	4,282,620
Sprint Capital Corp., 8.750%, 03/15/32(f)	8,005,000	8,135,081
Sprint Communications, Inc., 6.000%, 11/15/22	1,335,000	1,228,200
Sprint Communications, Inc., 7.000%, 08/15/20(f)	9,310,000	9,472,925
Sprint Communications, Inc., 8.375%, 08/15/17(f)	4,000,000	4,520,000
Sprint Communications, Inc., 11.500%, 11/15/21	65,000	83,525
Sprint Corp., 7.875%, 09/15/23(b)	6,965,000	7,104,300
Tw telecom holdings, Inc., 5.375%, 10/01/22	3,855,000	3,681,525
UPCB Finance V Ltd., 7.250%, 11/15/21(b)	2,100,000	2,289,000
US West Capital Funding, Inc., 6.875%, 07/15/28	5,940,000	5,286,600
US West Communications, 7.250%, 10/15/35	5,485,000	5,383,226
ViaSat, Inc., 6.875%, 06/15/20	7,760,000	8,051,000
West Corp., 8.625%, 10/01/18	2,690,000	2,925,375
Wind Acquisition Finance Holdings, PIK, 12.250%, 07/15/17(b)(h)	9,055,175	8,707,809
Wind Acquisition Finance SA, 7.250%, 02/15/18(b)	10,405,000	10,769,175
Wind Acquisition Finance SA, 11.750%, 07/15/17(b)	3,985,000	4,234,063
Windstream Corp., 6.375%, 08/01/23	5,100,000	4,666,500

		197,871,863

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Seix High Yield Fund — concluded

	Shares or Principal Amount($)	Value($)
Transportation 0.9%
CHC Helicopter SA, 9.250%, 10/15/20(h)	13,755,000	14,649,075

Trucking & Leasing 0.1%
Flexi-Van Leasing, Inc., 7.875%, 08/15/18(b)	1,600,000	1,656,000

Total Corporate Bonds (Cost $1,374,715,102)		1,411,824,825

Convertible Preferred Stock 0.7%
Auto Manufacturers 0.7%
General Motors Co., Series B, 4.750%, 12/01/13, Series B	226,940	11,381,041

Total Convertible Preferred Stock (Cost $9,514,646)		11,381,041

U.S. Treasury Obligation 0.2%
U.S. Treasury Bill 0.2%
0.000%, 10/17/13(i)	3,900,000	3,899,953

Total U.S. Treasury Obligation (Cost $3,899,929)		3,899,953

Short-Term Investment 5.8%
RidgeWorth Funds Securities Lending Joint Account(j)	98,879,648	98,879,648

Total Short-Term Investment (Cost $98,879,648)		98,879,648

Money Market Fund 13.7%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(k)	231,952,558	231,952,558

Total Money Market Fund (Cost $231,952,558)		231,952,558

	Shares or Principal Amount($)	Value($)
Total Investments (Cost $1,814,083,747) —109.3%		1,852,633,181
Liabilities in Excess of Other Assets — (9.3)%		(157,083,723)

Net Assets — 100.0%		$1,695,549,458

(a)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 43.1% of net assets as of September 30, 2013.

(c)	Variable or floating rate security. Rate disclosed is as of September 30, 2013.

(d)	The security does not have a stated settlement date and will receive a rate upon settling with the custodian.

(e)	Less than 0.05% of Net Assets.

(f)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(g)	Security is perpetual in nature and has no stated maturity.

(h)	The security or a partial position of the security was on loan as of September 30, 2013. The total value of securities on loan as of September 30, 2013 was $96,740,174.

(i)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for centrally cleared swap contracts.

(j)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2013 (See Note 2 (k)).

(k)	Rate disclosed, the 7 day net yield, is as of September 30, 2013.

Investment Abbreviations

PIK	—	Payment in-kind
ULC	—	Unlimited Liability Company

Centrally Cleared Credit Default Swap Contracts — Buy Protection

At September 30, 2013, the Fund’s open credit default swap contracts were as follows:

Underlying Instrument	Broker (Exchange)	Notional Amount	Fixed Rate	Expiration Date	Implied Credit Spread*	Value	Unrealized Appreciation (Depreciation)
CDX.NA.HY.20	JPMorgan (CME)	$ 76,000,000	5.000%	06/20/18	3.592%	$(4,444,539)	$(648,646)
CDX.NA.HY.20	JPMorgan (CME)	129,500,000	5.000	06/20/18	3.592	7,573,260	850,740

						$ 3,128,721	$ 202,094

As the buyer of protection, the Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.

The value column indicates the impact each respective swap contract has on the Fund’s Net Assets at September 30, 2013.

*	Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Short-Term Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 11.1%
Automobiles 10.4%
Bank of America Auto Trust, Series 2012-1, Cl A3, 0.780%, 06/15/16	988,918	990,897
Ford Credit Auto Owner Trust, Series 2012-A, Cl A3, 0.840%, 08/15/16	1,217,523	1,219,584
Harley-Davidson Motorcycle Trust, Series 2011-2, Cl A3, 1.110%, 09/15/16(a)	961,110	963,482
Honda Auto Receivables Owner Trust, Series 2013-2, Cl A3, 0.530%, 02/16/17	700,000	698,799
Hyundai Auto Receivables Trust, Series 2011-C, Cl A4, 1.300%, 02/15/18(a)	925,000	934,643
Nissan Auto Receivables Owner Trust, Series 2010-A, Cl A4, 1.310%, 09/15/16	469,095	470,315
Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Cl A3, 0.850%, 08/22/16	1,253,510	1,257,832

		6,535,552

Other 0.7%
GE Equipment Transportation LLC, Series 2011-1, Cl A3, 1.000%, 10/20/14(a)	26,126	26,132
John Deere Owner Trust, Series 2011-A, Cl A3, 1.290%, 01/15/16	439,607	440,510

		466,642

Total Asset-Backed Securities (Cost $6,991,621)		7,002,194

Collateralized Mortgage Obligations 21.9%
Agency Collateralized Mortgage Obligations 5.6%
Federal National Mortgage Association
Series 2009-37, Cl HA, 4.000%, 04/25/19	946,005	987,964
Series 2011-38, Cl AH, 2.750%, 05/25/20(a)	2,509,158	2,560,237

		3,548,201

Commercial Mortgage Backed Securities 16.3%
Banc of America Commercial Mortgage, Inc.
Series 2004-1, Cl A4, 4.760%, 11/10/39(a)	606,433	608,640

	Shares or Principal Amount($)	Value($)
Commercial Mortgage Backed Securities—continued
Series 2005-2, Cl AM, 4.913%, 07/10/43(a)(b)	1,605,000	1,692,453

		2,301,093

COMM 2005-C6 Mortgage Trust
Series 2005-C6, Cl AJ, 5.209%, 06/10/44(b)	335,000	350,842

CS First Boston Mortgage Securities Corp.
Series 2004-C5, Cl A3, 4.499%, 11/15/37(a)	1,425,035	1,424,858
Series 2005-C5, Cl AM, 5.100%, 08/15/38(a)(b)	1,595,000	1,702,656

		3,127,514

GE Capital Commercial Mortgage Corp.
Series 2005-C3, Cl A7A, 4.974%, 07/10/45(b)	835,000	883,392

JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP1, Cl A2, 4.625%, 03/15/46(a)	253,408	253,630

JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP3, Cl A4A, 4.936%, 08/15/42(b)	1,045,000	1,106,579

LB-UBS Commercial Mortgage Trust
Series 2004-C4, Cl A4, 5.710%, 06/15/29(a)(b)	620,000	629,892

Wachovia Bank Commercial Mortgage Trust
Series 2005-C20, Cl A7, 5.118%, 07/15/42(b)	370,000	391,922
Series 2005-C22, Cl A4, 5.465%, 12/15/44(b)	1,175,000	1,256,821

		1,648,743

		10,301,685

Total Collateralized Mortgage Obligations (Cost $13,634,935)		13,849,886

Corporate Bonds 51.2%
Auto Manufacturers 2.1%
Daimler Finance North America LLC, 1.450%, 08/01/16(c)	440,000	441,412
General Motors Co., 3.500%, 10/02/18(c)	360,000	359,100

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Short-Term Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Auto Manufacturers—continued
Kia Motors Corp., 3.625%, 06/14/16(c)	500,000	522,511

		1,323,023

Banks 12.2%
Bank of America Corp., 3.625%, 03/17/16, MTN	1,000,000	1,051,686
Bank of Montreal, 2.500%, 01/11/17, MTN	705,000	727,203
Bank of Nova Scotia, 0.453%, 02/19/15(b)	780,000	780,119
Branch Banking & Trust Co., 0.574%, 09/13/16(b)	630,000	622,223
Capital One Financial Corp., 6.750%, 09/15/17	345,000	405,507
Citigroup, Inc., 6.375%, 08/12/14	333,000	349,090
Goldman Sachs Group, Inc. (The), 5.950%, 01/18/18	865,000	977,800
JPMorgan Chase & Co., 6.125%, 06/27/17	605,000	687,319
Morgan Stanley, 5.375%, 10/15/15	550,000	591,433
Toronto-Dominion Bank (The), 1.500%, 09/09/16, MTN	445,000	450,719
Wells Fargo & Co., 1.250%, 07/20/16	1,060,000	1,060,465

		7,703,564

Beverages 0.3%
SABMiller Holdings, Inc., 0.955%, 08/01/18(b)(c)	210,000	211,294

Chemicals 0.4%
Sherwin-Williams Co. (The), 3.125%, 12/15/14	245,000	252,161

Commercial Services 0.7%
ERAC USA Finance LLC, 1.400%, 04/15/16(c)	335,000	333,476
ERAC USA Finance LLC, 2.250%, 01/10/14(c)	125,000	125,529

		459,005

Computers 0.5%
Hewlett-Packard Co., 3.000%, 09/15/16	330,000	340,615

Distribution/Wholesale 0.6%
Glencore Funding LLC, 1.422%, 05/27/16(b)(c)	380,000	372,112

Diversified Financial Services 7.1%
American Express Credit Corp., 1.300%, 07/29/16	550,000	553,294

	Shares or Principal Amount($)	Value($)
Diversified Financial Services—continued
Caterpillar Financial Services Corp., 4.625%, 06/01/15(a)	990,000	1,053,633
Ford Motor Credit Co. LLC, 4.207%, 04/15/16	320,000	339,121
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	355,000	388,921
General Electric Capital Corp., 0.959%, 04/02/18(b)	1,250,000	1,257,166
TD AMERITRADE Holding Corp., 4.150%, 12/01/14	490,000	509,892
Woodside Finance Ltd., 4.500%, 11/10/14(c)	395,000	408,787

		4,510,814

Electric 2.3%
Constellation Energy Group, Inc., 4.550%, 06/15/15	340,000	359,373
Duke Energy Corp., 3.950%, 09/15/14	395,000	407,462
NextEra Energy Capital Holdings, Inc., 1.611%, 06/01/14	405,000	407,581
Nisource Finance Corp., 5.400%, 07/15/14	280,000	290,001

		1,464,417

Food 1.1%
ConAgra Foods, Inc., 1.900%, 01/25/18	285,000	281,271
Kraft Foods Group, Inc., 1.625%, 06/04/15	410,000	416,388

		697,659

Healthcare-Services 1.9%
Providence Health & Services-Washington, 1.048%, 10/01/16(b)	495,000	493,400
UnitedHealth Group, Inc., 1.875%, 11/15/16	340,000	347,905
WellPoint, Inc., 5.000%, 12/15/14	330,000	346,619

		1,187,924

Holding Companies-Diversified 0.7%
EnCana Holdings Finance Corp., 5.800%, 05/01/14	395,000	406,460

Housewares 0.3%
Newell Rubbermaid, Inc., 2.050%, 12/01/17(a)	210,000	207,681

Insurance 4.5%
Allstate Corp. (The), 5.000%, 08/15/14	785,000	815,393
MetLife, Inc., 6.750%, 06/01/16	880,000	1,008,424

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Short-Term Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Insurance—continued
Prudential Covered Trust 2012-1, 2.997%, 09/30/15(c)	952,000	981,860

		2,805,677

Media 2.9%
CBS Corp., 4.625%, 05/15/18	380,000	416,042
Comcast Corp., 5.900%, 03/15/16	510,000	570,015
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.750%, 10/01/14	500,000	519,652
Viacom, Inc., 1.250%, 02/27/15	345,000	345,934

		1,851,643

Mining 2.4%
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 03/15/18(c)	430,000	415,571
Rio Tinto Finance USA Ltd., 8.950%, 05/01/14	1,030,000	1,079,635

		1,495,206

Oil & Gas 1.8%
Devon Energy Corp., 1.875%, 05/15/17	390,000	390,868
Petrohawk Energy Corp., 7.250%, 08/15/18	695,000	754,075

		1,144,943

Pharmaceuticals 1.9%
McKesson Corp., 0.950%, 12/04/15	305,000	305,296
Merck & Co., Inc., 0.700%, 05/18/16	920,000	918,952

		1,224,248

Pipelines 2.8%
Enbridge, Inc., 0.898%, 10/01/16(b)(d)	110,000	110,098
Energy Transfer Partners LP, 5.950%, 02/01/15	325,000	345,515
Kinder Morgan Energy Partners LP, 5.125%, 11/15/14	310,000	324,785
Spectra Energy Capital LLC, 5.500%, 03/01/14	345,000	351,444
Sunoco Logistics Partners Operations LP, 8.750%, 02/15/14	340,000	349,355
Williams Partners LP, 3.800%, 02/15/15	260,000	269,874

		1,751,071

Software 0.3%
Fiserv, Inc., 3.125%, 10/01/15	180,000	186,647

	Shares or Principal Amount($)	Value($)
Telecommunication Services 3.7%
American Tower Corp., 4.500%, 01/15/18	280,000	295,718
AT&T, Inc., 1.400%, 12/01/17	1,230,000	1,200,684
Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	665,000	675,373
Verizon Communications, Inc., 2.500%, 09/15/16	160,000	164,910

		2,336,685

Transportation 0.7%
Burlington Northern Santa Fe LLC, 7.000%, 02/01/14	420,000	428,536

Total Corporate Bonds (Cost $32,328,902)		32,361,385

Municipal Bond 1.1%
South Carolina 1.1%
South Carolina State Public Service Authority, Series D, RB, 1.283%, 06/01/16(b)	725,000	726,929

Total Municipal Bond (Cost $725,000)		726,929

U.S. Government Agency Mortgages 11.2%
Federal National Mortgage Association
Pool #725877, 5.250%, 09/01/14	287,998	291,273
Pool #466598, 2.180%, 11/01/15(a)	2,055,000	2,106,244
Pool #462085, 5.315%, 11/01/15	1,639,059	1,757,061
Pool #745935, 5.681%, 08/01/16	325,004	357,021
Pool #745889, 5.970%, 08/01/16(a)	2,291,486	2,562,321

Total U.S. Government Agency Mortgages (Cost $6,804,287)		7,073,920

U.S. Treasury Obligation 2.3%
U.S. Treasury Note (2.3%)
0.875%, 12/31/16	1,430,000	1,434,916

Total U.S. Treasury Obligation (Cost $1,422,575)		1,434,916

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Short-Term Bond Fund — concluded

	Shares or Principal Amount($)	Value($)
Money Market Fund 1.1%
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.00%(e)	689,538	689,538

Total Money Market Fund (Cost $689,538)		689,538

Total Investments (Cost $62,596,858) — 99.9%		63,138,768
Other Assets in Excess of Liabilities — 0.1%		46,333

Net Assets — 100.0%		$63,185,101

(a)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(b)	Variable or floating rate security. Rate disclosed is as of September 30, 2013.

(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 6.6% of net assets as of September 30, 2013.

(d)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(e)	Rate disclosed, the 7 day net yield, is as of September 30, 2013.

Investment Abbreviations

MTN	—	Medium Term Note
RB	—	Revenue Bond

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Short-Term Municipal Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 93.6%
Arkansas 5.7%
Arkansas State, GO, 5.000%, 06/15/21(a)	1,000,000	1,195,880

California 5.6%
Irvine, Series A, 0.040%, 09/02/29(b)	600,000	600,000
University of California, RB, 5.000%, 05/15/48(b)	500,000	583,935

		1,183,935

Florida 5.8%
Martin County Consolidated Utilities System Revenue, RB, 5.000%, 10/01/28, Pre-refunded 10/01/2013 @ 100, AMBAC(c)	500,000	500,065
Miami-Dade County, Series B, AMT, RB, 5.000%, 10/01/19	655,000	722,026

		1,222,091

Hawaii 2.0%
Hawaii State, GO, 5.000%, 05/01/15	400,000	429,484

Illinois 5.0%
Illinois Finance Authority, RB, 5.250%, 11/01/32, Pre-refunded 11/01/2014 @ 100(b)	1,000,000	1,052,840

Maryland 2.7%
Maryland State Transportation Authority, Transportation Facilities Project, RB, 5.000%, 07/01/23(c)	500,000	563,395

Michigan 3.5%
University of Michigan, Series A, RB, 0.040%, 04/01/38(b)	750,000	750,000

Mississippi 4.0%
Mississippi Development Bank, RB, 5.000%, 11/01/20, Pre-refunded 11/01/2014 @ 100, AMBAC	815,000	856,255

Missouri 2.6%
Missouri Highway & Transportation Commission, RB, 5.000%, 05/01/16	500,000	556,690

	Shares or Principal Amount($)	Value($)
New Hampshire 3.9%
New Hampshire State, Series B, GO, 5.000%, 02/01/18	720,000	835,517

New Jersey 9.6%
New Jersey Economic Development Authority, Series O, RB, 5.250%, 03/01/25, Pre-refunded 03/01/2015 @ 100(c)	1,500,000	1,605,240
New Jersey Higher Education Student Assistance Authority, AMT, RB, 4.000%, 12/01/17	400,000	426,300

		2,031,540

New Mexico 2.1%
New Mexico, Series A, RB, 4.000%, 07/01/20	400,000	436,000

New York 4.4%
New York State Dormitory Authority, Series A, RB, 5.000%, 03/15/15	400,000	427,724
New York State Urban Development Corp., Series A, RB, 5.000%, 03/15/14	490,000	500,927

		928,651

Ohio 4.6%
Columbus, Series A, GO, 3.000%, 02/15/14(c)	450,000	454,783
Ohio State Water Development Authority, RB, 4.750%, 12/01/22, Pre-refunded 06/01/2014 @ 100	500,000	515,180

		969,963

Oklahoma 2.0%
Oklahoma City, GO, 4.000%, 03/01/15	400,000	421,184

Oregon 2.4%
Pennsylvania Turnpike Commission, Series B, RB, 1.220%, 12/01/19(b)	500,000	499,610

Pennsylvania 4.5%
Pennsylvania State University, Series B, RB, 5.250%, 08/15/18	815,000	958,921

Tennessee 1.9%
Hamilton County, Series A, GO, 4.000%, 01/01/14(c)	400,000	403,880

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Short-Term Municipal Bond Fund — concluded

	Shares or Principal Amount($)	Value($)
Texas 9.5%
Grand Parkway Transportation Corp., Series C, RB, 2.000%, 10/01/17(b)	1,250,000	1,257,012
Texas State, RB, 2.000%, 08/28/14	750,000	762,352

		2,019,364

Utah 2.7%
Alpine School District, GO, 5.000%, 03/15/18(a)	500,000	580,770

Virginia 4.1%
Commonwealth of Virginia, Series B, GO, 5.000%, 06/01/19	500,000	592,980
Fairfax County, Series A, GO, 5.000%, 04/01/16, Pre-refunded 04/01/2014 @ 100, State Aid Withholding	265,000	271,424

		864,404

West Virginia 5.0%
West Virginia State, 5.000%, 11/01/14, NATL-RE	1,000,000	1,051,900

Total Municipal Bonds (Cost $19,715,472)		19,812,274

	Shares or Principal Amount($)	Value($)
Money Market Fund 14.3%
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01%(d)	3,011,890	3,011,890

Total Money Market Fund (Cost $3,011,890)		3,011,890

Total Investments (Cost $22,727,362) — 107.9%		22,824,164
Liabilities in Excess of Other Assets — (7.9)%		(1,662,278)

Net Assets — 100.0%		$21,161,886

(a)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(b)	Variable or floating rate security. Rate disclosed is as of September 30, 2013.

(c)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(d)	Rate disclosed, the 7 day net yield, is as of September 30, 2013.

Investment Abbreviations

AMBAC	—	Security guaranteed by American Municipal Bond Assurance Corporation
AMT	—	Income subject to Alternative Minimum Tax
GO	—	General Obligation
NATL-RE	—	Reinsurance provided by National Public Finance Guarantee Corporation
RB	—	Revenue Bond

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Short-Term U.S. Treasury Securities Fund

	Shares or Principal Amount($)	Value($)
U.S. Treasury Obligations 97.9%
U.S. Treasury Notes 97.9%
0.500%, 10/15/13	70,000	70,011
2.000%, 11/30/13	770,000	772,466
0.750%, 12/15/13	520,000	520,751
0.375%, 11/15/14	1,000,000	1,002,539
2.375%, 02/28/15	720,000	741,994
2.500%, 04/30/15	3,205,000	3,319,053
1.750%, 07/31/15	1,795,000	1,842,469
0.625%, 08/15/16	420,000	420,263
0.750%, 06/30/17	1,425,000	1,413,533

Total U.S. Treasury Obligations (Cost $10,045,897)		10,103,079

	Shares or Principal Amount($)	Value($)
Money Market Fund 1.2%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(a)	122,886	122,886

Total Money Market Fund (Cost $122,886)		122,886

Total Investments (Cost $10,168,783) — 99.1%		10,225,965
Other Assets in Excess of Liabilities — 0.9%		92,913

Net Assets — 100.0%		$10,318,878

(a)	Rate disclosed, the 7 day net yield, is as of September 30, 2013.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Total Return Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 1.8%
Credit Card 0.2%
Capital One Multi-Asset Execution Trust, Series 2006-B1, Cl B1, 0.462%, 01/15/19(a)	2,624,000	2,587,991

Home Equity 0.4%
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Cl M1, 0.609%, 07/25/35(a)	4,743,812	4,660,226

Manufactured Housing 0.4%
Newcastle Investment Trust, Series 2010-MH1, Cl M1, 6.000%, 07/10/35(b)	4,660,000	4,839,736

Other 0.8%
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Cl A2, 5.216%, 01/25/42(b)	7,057,550	7,578,884
Nationstar Agency Advance Funding Trust, Series 2013-T2A, Cl AT2, 1.892%, 02/18/48(b)	2,085,000	2,024,702

		9,603,586

Total Asset-Backed Securities (Cost $21,134,720)		21,691,539

Collateralized Mortgage Obligations 6.4%
Agency Collateralized Mortgage Obligations 3.8%
Federal Home Loan Mortgage Corporation
Series 3768, Cl CB, 3.500%, 12/15/25	2,366,874	2,405,454
Series 3774, Cl EW, 3.500%, 12/15/25	2,443,855	2,494,905
Series 3800, Cl CB, 3.500%, 02/15/26	2,820,000	2,872,345
Series 3806, Cl L, 3.500%, 02/15/26	8,118,442	8,161,388
Series 3816, Cl HA, 3.500%, 11/15/25	781,551	800,493
Series 3829, Cl BE, 3.500%, 03/15/26	3,634,000	3,711,368
Series 3877, Cl LM, 3.500%, 06/15/26	1,412,000	1,437,772
Series 3909, Cl UB, REMIC, 3.500%, 08/15/26	3,156,000	3,250,282
Series 3942, Cl KB, 3.000%, 10/15/26	4,411,556	4,265,242

	Shares or Principal Amount($)	Value($)
Agency Collateralized Mortgage Obligations—continued
Series 3950, Cl YB, 3.000%, 11/15/26	1,418,603	1,358,222
Series 3978, Cl B, 3.000%, 12/15/26	4,636,000	4,364,525
Series 4034, Cl B, 3.500%, 04/15/27	1,653,521	1,631,900
Series 4065, Cl CL, 3.000%, 06/15/27	1,902,575	1,765,470
Series 4077, Cl B, 3.000%, 07/15/27	1,718,283	1,595,450

		40,114,816

Federal National Mortgage Association
Series 2011-124, Cl BC, 3.500%, 12/25/21	2,183,370	2,275,165
Series 2012-17, Cl BC, 3.500%, 03/25/27	4,687,240	4,748,924

		7,024,089

		47,138,905

Agency Collateralized Planned Amortization Class Mortgage Obligations 0.4%
Federal Home Loan Mortgage Corporation
Series 3959, Cl PB, 3.000%, 11/15/26	4,683,638	4,555,952

Federal National Mortgage Association
Series 2011-89, Cl BT, 3.500%, 09/25/26	600,000	595,727

		5,151,679

Commercial Mortgage Backed Securities 2.2%
Extended Stay America Trust
Series 2013-ESH5, Cl B5, 2.278%, 12/05/31(b)	2,940,000	2,893,604

Federal National Mortgage Association
Series 2012-M4, Cl 1A2, 2.976%, 04/25/22(a)	1,663,000	1,644,019

GS Mortgage Securities Corp. II
Series 2005-ROCK, Cl A, 5.366%, 05/03/32(b)	275,890	312,737
Series 2012-ALOH, Cl A, 3.551%, 04/10/34(b)	5,795,000	5,738,626
Series 2012-BWTR, Cl B, 3.255%, 11/05/34(b)	2,890,000	2,686,252

		8,737,615

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Total Return Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Commercial Mortgage Backed Securities—continued
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP3, Cl A4B, 4.996%, 08/15/42(a)	1,796,000	1,888,571
Series 2010-C2, Cl C, 5.710%, 11/15/43(a)(b)	2,247,000	2,423,751

		4,312,322

LB-UBS Commercial Mortgage Trust
Series 2005-C3, Cl AM, 4.794%, 07/15/40	2,100,000	2,199,889

Merrill Lynch Mortgage Trust
Series 2005-LC1, Cl AM, 5.489%, 01/12/44(a)	391,000	418,367

OBP Depositor LLC Trust
Series 2010-OBP, Cl A, 4.646%, 07/15/45(b)	4,150,000	4,543,598

WFRBS Commercial Mortgage Trust
Series 2011-C2, Cl B, 5.174%, 02/15/44(a)(b)	1,873,000	2,021,111

		26,770,525

Total Collateralized Mortgage Obligations (Cost $79,951,003)		79,061,109

Bank Loans 10.6%
Aerospace/Defense 0.3%
Air Canada, Term Loan B, 09/20/19(b)(c)(d)	555,000	553,612
AM General LLC, Term Loan B, 10.250%, 03/22/18(a)(b)	302,250	276,937
Atlantic Aviation FBO, Inc., Term Loan B, 3.250%, 06/01/20(a)(b)	79,800	79,326
AWAS Finance Luxembourg 2012 S.A., New Term Loan, 3.500%, 07/16/18(a)(b)	90,356	90,356
DAE Aviation Holdings, Inc., Term Loan B, 6.250%, 10/29/18(a)(b)	132,833	133,331
DAE Aviation Holdings, Inc., New Term Loan B2, 6.250%, 11/02/18(a)(b)	60,217	60,443
DigitalGlobe, Inc., New Term Loan B, 3.750%, 01/31/20(a)(b)	323,375	323,239
Flying Fortress, Inc., New Term Loan, 3.500%, 06/30/17(a)(b)	190,000	189,605

	Shares or Principal Amount($)	Value($)
Aerospace/Defense—continued
Silver II US Holdings LLC, Term Loan, 4.000%, 12/13/19(a)(b)	143,913	142,473
Six3 Systems, Inc., Term Loan B, 7.000%, 10/04/19(a)(b)	143,913	146,071
TASC, Inc., New Term Loan B, 4.500%, 12/18/15(a)(b)	498,724	488,540
Transdigm, Inc., Term Loan C, 3.750%, 02/28/20(a)(b)	452,809	450,473
WESCO Distribution, Inc., Term Loan B, 4.500%-5.750%, 12/12/19(a)(b)	112,495	112,720
WP CPP Holdings LLC, 1st Lien Term Loan, 4.750%, 12/27/19(a)(b)	173,688	174,122

		3,221,248

Auto Manufacturers 0.1%
Chrysler Group LLC, New Term Loan B, 4.250%, 05/24/17(a)(b)	790,244	794,985
Keystone Automotive Operations, Inc., 1st Lien Term Loan, 7.000%, 08/15/19(a)(b)	120,000	120,450
Tower Automotive Holdings USA LLC, Term Loan B, 4.750%, 04/23/20(a)(b)	134,662	134,662
Wabash National Corp., Term Loan B, 4.500%, 05/02/19(a)(b)	110,770	110,702

		1,160,799

Auto Parts & Equipment 0.1%
Allison Transmission, Inc., Term Loan B2, 3.190%, 08/07/17(a)(b)	394,519	394,354
Tomkins LLC, Term Loan B2, 3.750%, 09/29/16(a)(b)	492,405	492,715

		887,069

Banks 0.1%
Istar Financial, Inc., Term Loan, 4.500%, 10/16/17(a)(b)	1,621,893	1,623,109

Building Materials 0.0%(e)
Allegion PLC, Term Loan B, 09/30/20(b)(c)(d)	125,000	125,104

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Total Return Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Building Materials—continued
CPG International, Inc., New Term Loan, 09/30/20(b)(c)(d)	160,000	159,200
Quikrete Companies, Inc. (The), 1st Lien Term Loan, 09/25/20(b)(c)(d)	200,000	199,822

		484,126

Chemicals 0.2%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 4.750%, 02/03/20(a)(b)	198,813	199,372
Eagle Spinco, Inc., Term Loan 1, 2.679%, 01/27/17(a)(b)	64,320	64,641
Huntsman International LLC, Extended Term Loan B, 2.679%-2.718%, 04/19/17(a)(b)	624,949	624,562
Ineos US Finance LLC, 6 Year Term Loan, 4.000%, 05/04/18(a)(b)	1,331,056	1,315,163
MacDermid, Inc., 1st Lien Term Loan, 4.000%, 06/08/20(a)(b)	99,750	99,251
Nexeo Solutions LLC, Term Loan B, 5.000%, 09/08/17(a)(b)	181,848	177,756
OXEA Finance LLC, USD Term Loan B2, 4.250%, 01/15/20(a)(b)	70,000	69,300
PQ Corp., Term Loan, 4.500%, 08/07/17(a)(b)	94,288	94,523
Taminco NV, USD Term Loan B2, 4.250%, 02/15/19(a)(b)	98,506	98,834
Tata Chemicals North America, Inc., Term Loan B, 3.750%, 08/07/20(a)(b)	69,825	69,563
Utex Industries, Inc., 1st Lien Term Loan, 4.750%, 04/10/20(a)(b)	54,863	54,725
WNA Holdings, Inc., USD 1st Lien Term Loan, 4.500%-5.5000%, 06/05/20(a)(b)	47,401	47,313

		2,915,003

Commercial Services 0.5%
ABC Supply Co., Inc., Term Loan, 3.500%, 04/16/20(a)(b)	840,000	832,860

	Shares or Principal Amount($)	Value($)
Commercial Services—continued
ADS Waste Holdings, Inc., New Term Loan B, 4.250%, 10/09/19(a)(b)	436,700	436,224
Dematic S.A., USD Term Loan, 5.250%, 12/27/19(a)(b)	193,538	194,182
Freeport-McMoran Copper & Gold, Inc., Term Loan A, 1.680%, 02/12/18(a)(b)	2,070,000	2,058,367
Harland Clarke Holdings Corp., Extended Term Loan B2, 5.430%, 06/30/17(a)(b)	643,046	633,671
Hertz Corp. (The), Term Loan B2, 3.000%, 03/11/18(a)(b)	492,475	491,313
Hertz Corp. (The), Add-On Term Loan B, 3.750%, 03/12/18(a)(b)	129,025	129,213
Infor (US), Inc., USD Term Loan B2, 5.250%, 04/05/20(a)(b)	265,643	266,750
Infor (US), Inc., USD Term Loan B3, 3.750%, 06/03/20(a)(b)	118,347	117,113
Merrill Communications, LLC, 1st Lien Term Loan, 7.250%-8.500%, 03/08/18(a)(b)	258,700	259,670
Moneygram International, Inc., New Term Loan B, 4.250%, 03/27/20(a)(b)	79,600	79,500
Springer Science & Business Media Deutschland GmbH, USD Term Loan B2, 5.000%, 07/31/20(a)(b)	170,000	168,725
Walter Energy, Inc., Term Loan B, 6.750%, 04/02/18(a)(b)	366,864	351,665

		6,019,253

Consumer Discretionary 0.1%
Collective Brands Finance, Inc., Term Loan, 7.250%, 10/09/19(a)(b)	88,878	88,433
Jarden Corp., Add-On Term Loan B1, 09/30/20(b)(c)(d)	235,000	234,591
Revlon Consumer Products Corp., Acquisition Term Loan, 08/19/19(b)(c)(d)	490,000	489,084
Spectrum Brands, Inc., Term Loan A, 3.000%, 09/07/17(a)(b)	290,000	289,696

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Total Return Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Consumer Discretionary—continued
Spectrum Brands, Inc., Term Loan C, 3.500%, 08/13/19(a)(b)	65,000	64,919
Sun Products Corp. (The), New Term Loan, 5.500%, 03/23/20(a)(b)	149,250	144,996

		1,311,719

Consumer Staples 0.1%
Serta Simmons Holdings LLC, Term Loan, 5.000%, 10/01/19(a)(b)	585,458	585,979

Diversified Financial Services 0.6%
Acosta, Inc., Term Loan D, 5.000%, 03/02/18(a)(b)	54,863	54,835
Affinion Group, Inc., Term Loan B, 6.500%, 10/10/16(a)(b)	547,218	530,495
American Capital Holdings, Inc., New Term Loan, 4.000%, 08/22/16(a)(b)	157,500	157,828
Ceridian Corp., New Term Loan B, 4.429%, 05/09/17(a)(b)(c)	150,000	149,907
Clipper Acquisitions Corp., Term Loan B, 4.000%, 02/06/20(a)(b)	143,913	144,272
Duff & Phelps Investment Management Co., Term Loan B, 4.500%, 04/23/20(a)(b)	69,825	70,000
First Data Corp., New 2017 Term Loan, 4.180%, 03/24/17(a)(b)	360,000	356,249
First Data Corp., Extended 2018 Term Loan B, 4.180%, 03/23/18(a)(b)(c)	1,090,000	1,078,282
First Data Corp., 2018 Term Loan, 4.180%, 09/24/18(a)(b)(c)	600,000	593,550
Getty Images, Inc., Term Loan B, 4.750%, 10/18/19(a)(b)	84,363	75,483
Guggenheim Partners LLC, Term Loan, 4.000%, 07/17/20(a)(b)	70,000	70,087
Interactive Data Corp., New Term Loan B, 3.750%, 02/11/18(a)(b)	394,127	391,912

	Shares or Principal Amount($)	Value($)
Diversified Financial Services—continued
Minimax GmbH & Co. KG, USD Term Loan B, 08/07/20(b)(c)(d)	85,000	85,054
MIP Delaware LLC, Term Loan, 4.000%, 03/09/20(a)(b)	73,771	74,001
Nuveen Investments, Inc., New Term Loan, 4.179%, 05/15/17(a)(b)	140,000	138,207
Peabody Energy Corp., Term Loan B, 09/30/20(b)(c)(d)	365,000	360,817
Pre-Paid Legal Services, Inc., 1st Lien Term Loan, 6.250%, 06/07/19(a)(b)	137,984	137,064
Springleaf Financial Funding Co., Term Loan B2, 09/25/19(b)(d)	1,100,000	1,099,538
Springleaf Financial Funding Co., Term Loan, 5.500%, 05/10/17(a)(b)(c)	194,333	194,374
SunGard Data Systems, Inc., Term Loan E, 4.000%, 03/09/20(a)(b)	792,272	793,595
Triple Point Technology, Inc., 1st Lien Term Loan, 5.250%, 07/10/20(a)(b)	90,000	87,300
USIC Holdings, Inc., 1st Lien Term Loan, 4.750%, 07/10/20(a)(b)	119,700	119,288

		6,762,138

Electric 0.2%
Calpine Corp., Term Loan B1, 4.000%, 04/02/18(a)(b)	570,757	570,809
Calpine Corp., Term Loan B3, 4.000%, 10/09/19(a)(b)	501,531	501,155
Constellation Brands, Inc., New Term Loan, 2.750%, 06/05/20(a)(b)	319,200	317,045
NRG Energy, Inc., Refinance Term Loan B, 2.750%, 07/02/18(a)(b)	516,776	512,942

		1,901,951

Electronics 0.2%
Allflex Holdings III, Inc., New 1st Lien Term Loan, 4.250%, 07/17/20(a)(b)	85,000	85,160
Blackboard, Inc., Term Loan B2, 6.250%, 10/04/18(a)(b)	160,305	160,906

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Total Return Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Electronics—continued
BMC Software Finance, Inc., USD Term Loan, 5.000%, 08/07/20(a)(b)	590,000	589,705
Dell, Inc., USD Term Loan B, 04/30/20(b)(c)(d)	700,000	687,092
Eastman Kodak Co., Exit Term Loan, 7.250%, 07/31/19(a)(b)	209,475	207,380
Freescale Semiconductor, Inc., Term Loan B5, 5.000%, 01/15/21(a)(b)	165,000	165,051
MEI Conlux Holdings (US), Inc., Term Loan B, 5.000%, 08/21/20(a)(b)	165,000	164,931
StoneRiver Holdings, Inc., 1st Lien Term Loan, 4.500%, 11/29/19(a)(b)	104,738	103,952
SurveyMonkey.com, LLC, Term Loan B, 5.500%, 02/05/19(a)(b)	119,400	119,698
Vantiv LLC, New Term Loan A, 1.929%, 05/15/18(a)(b)	301,188	300,284

		2,584,159

Energy 0.2%
Chesapeake Energy Corp., New Unsecured Term Loan, 5.750%, 12/01/17(a)(b)(c)	1,545,000	1,570,585
HGIM Corp., Term Loan B, 5.500%, 06/18/20(a)(b)	460,000	460,000
Pacific Drilling S.A., Term Loan B, 4.500%, 06/04/18(a)(b)	179,550	180,134
Philadelphia Energy Solutions LLC, Term Loan B, 6.250%, 04/04/18(a)(b)	224,199	196,174
Progressive Waste Solutions Ltd., Term Loan B, 3.500%, 10/24/19(a)(b)	49,625	49,542

		2,456,435

Entertainment 0.2%
Altice Financing SA, Delayed Draw Term Loan, 4.500%-5.500%, 07/15/19(a)(b)	655,000	642,444
Cedar Fair, L.P., New Term Loan B, 3.250%, 03/06/20(a)(b)	134,325	134,283
Cinemark USA, Inc., New Term Loan, 3.180%-5.250%, 12/18/19(a)(b)	148,875	149,170

	Shares or Principal Amount($)	Value($)
Entertainment—continued
ClubCorp Club Operations, Inc., New Term Loan, 4.000%, 07/24/20(a)(b)	70,000	70,088
CTI Foods Holding Co. LLC, New 1st Lien Term Loan, 4.500%, 06/29/20(a)(b)	145,000	143,188
Delta 2 (LUX) S.A.R.L., USD Term Loan B, 4.500%, 04/30/19(a)(b)	156,919	157,410
Great Wolf Resorts, Inc., Term Loan B, 4.500%, 08/06/20(a)(b)	154,613	153,744
Kasima LLC, New Term Loan B, 3.250%, 05/17/21(a)(b)	215,000	212,985
Live Nation Entertainment, Inc., 2020 Term Loan B1, 3.500%, 08/16/20(a)(b)	330,000	327,937
Oceania Cruises, Inc., New Term Loan B, 6.750%, 06/29/20(a)(b)	345,000	347,011
Regent Seven Seas Cruises, Inc., Refinance Term Loan B, 4.750%, 12/21/18(a)(b)	90,000	90,450

		2,428,710

Food 0.8%
Aramark Corp., Extended Synthetic Letter of Credit 2, 07/26/16(b)(c)(d)	15,000	15,008
Aramark Corp., Non-Extended Synthetic Letter of Credit 1, 0.029%-2.025%, 01/27/14(a)(b)	39,441	39,305
Aramark Corp., Extended Term Loan C, 3.750%, 07/26/16(a)(b)	460,559	460,803
Aramark Corp., USD Term Loan D, 4.000%, 09/09/19(a)(b)	175,000	175,054
Bally Technologies, Inc., Term Loan B, 08/31/20(b)(c)(d)	215,000	214,665
Blue Buffalo Co., Ltd., Term Loan B2, 4.750%, 08/08/19(a)(b)	163,353	164,238
Burger King Corp., New Term Loan B, 3.750%, 09/27/19(a)(b)	79,200	79,115
Del Monte Foods Co., Term Loan, 4.000%, 03/08/18(a)(b)	101,828	101,344

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Total Return Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Food—continued
Dunkin’ Brands, Inc., Term Loan B3, 3.750%-5.000%, 02/14/20(a)(b)	498,641	497,135
Hilton Worldwide Finance LLC, USD Term Loan B2, 09/23/20(b)(c)(d)	3,475,000	3,468,676
HJ Heinz Co., Term Loan B1, 3.250%, 06/07/19(a)(b)	847,875	847,290
HJ Heinz Co., Term Loan B2, 3.500%, 06/05/20(a)(b)	1,281,788	1,284,556
ISS Holdings A/S, USD Term Loan B12, 3.750%, 04/30/18(a)(b)	144,638	144,611
JBS USA Holdings, Inc., Incremental Term Loan, 3.750%, 09/18/20(a)(b)	205,000	202,438
Landry’s, Inc., Term Loan B, 4.750%-7.500%, 04/24/18(a)(b)	395,200	397,670
Mill US Acquisition LLC, 1st Lien Term Loan, 4.750%, 07/03/20(a)	175	151
OSI Restaurant Partners LLC, New Term Loan, 3.500%, 10/25/19(a)(b)	68,250	67,845
Pacific Industrial Services US Finco LLC, USD 1st Lien Term Loan, 09/24/18(b)(c)(d)	140,000	140,234
Pinnacle Foods Finance LLC, Term Loan G, 3.250%, 04/29/20(a)(b)	349,709	346,299
Pinnacle Foods Finance LLC, Incremental Term Loan H, 04/29/20(b)(c)(d)	150,000	148,275
Shingle Springs Tribal Gaming Authority, Term Loan B, 6.250%, 08/16/19(a)(b)	100,000	99,625
Weight Watchers International, Inc., Term Loan B2, 3.750%, 04/02/20(a)(b)	199,000	194,572
Wendy’s International, Inc., New Term Loan B, 3.250%, 05/15/19(a)(b)	129,614	128,993
Yonkers Racing Corp., 1st Lien Term Loan, 4.250%, 08/16/19(a)(b)	130,000	128,700

		9,346,602

	Shares or Principal Amount($)	Value($)
Health Care 0.6%
Allscripts Healthcare Solutions, Inc., Term Loan A, 2.429%-2.432%, 06/28/18(a)(b)	138,250	136,176
Aptalis Pharma, Inc., Term Loan B, 6.250%, 02/10/17(a)(b)	492,405	492,252
Ardent Medical Services, Inc., Term Loan, 6.750%, 07/02/18(a)(b)	203,463	203,971
Biomet, Inc., Term Loan B2, 07/25/17(b)(c)(d)	209,475	210,097
Community Health Systems, Inc., Extended Term Loan, 3.748%-3.760%, 01/25/17(a)(b)	119,897	119,730
Convatec, Inc., Term Loan, 4.000%, 12/22/16(a)(b)	29,088	29,181
DaVita, Inc., Term Loan B2, 4.000%, 11/01/19(a)(b)	565,725	566,998
Drumm Investors LLC, Term Loan, 5.000%, 05/04/18(a)(b)	378,685	362,307
Envision Pharmaceutical Services, 1st Lien Term Loan, 09/03/20(b)(c)(d)	120,000	119,200
Fresenius SE & Co. KGaA, USD Term Loan B, 2.248%, 08/07/19(a)(b)	460,000	458,735
HCA, Inc., Term Loan B5, 2.998%, 03/31/17(a)(b)	265,000	264,526
Hologic, Inc., New Term Loan A, 2.179%, 07/17/17(a)(b)	95,000	94,803
Hologic, Inc., New Term Loan B, 3.750%, 08/01/19(a)(b)	244,405	244,361
Iasis Healthcare LLC, Term Loan B2, 4.500%, 05/03/18(a)(b)	297,750	297,750
IMS Health, Inc., USD Term Loan B1, 3.750%, 09/01/17(a)(b)	108,795	108,613
Inc Research, Inc., Refinance Term Loan B, 6.000%, 07/12/18(a)(b)	386,632	387,598
Lifepoint Hospitals, Inc., Term Loan B, 2.680%, 07/24/17(a)(b)	104,213	104,559
Onex Carestream Finance LP, 1st Lien Term Loan, 5.000%, 06/07/19(a)(b)	222,188	222,854

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Total Return Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Health Care—continued
RPI Finance Trust, New Term Loan Tranche 2, 3.500%, 05/09/18(a)(b)	1,280,822	1,285,228
RPI Finance Trust, Incremental Tranche 2, 4.000%, 11/09/18(a)(b)	151,456	151,456
Sage Products, Inc., Refinance Term Loan B, 4.250%, 12/13/19(a)(b)	73,284	73,559
Select Medical Corp., New Incremental Term Loan B, 3.530%-5.500%, 02/13/16(a)(b)	64,513	64,351
U.S. Renal Care, Inc., Incremental 1st Lien Term Loan, 5.250%, 07/03/19(a)(b)	100,000	101,000
Valeant Pharmaceuticals International, Inc., New Term Loan A, 2.440%, 04/20/16(a)(b)	225,000	224,719
Valeant Pharmaceuticals International, Inc., Term Loan E, 4.500%, 08/05/20(a)(b)	640,163	643,274
Valeant Pharmaceuticals International, Inc., Series C2, Term Loan B, 3.750%, 12/11/19(a)(b)	83,938	84,022
Valeant Pharmaceuticals International, Inc., Series D2, Term Loan B, 3.750%, 02/13/19(a)(b)	113,624	113,388
Warner Chilcott Co. LLC, New Term Loan B4, 08/20/17(b)(c)(d)	44,595	44,576
Warner Chilcott Corp., Term Loan B5, 08/20/17(b)(c)(d)	8,919	8,915
Warner Chilcott Corp., New Term Loan B1, 5.500%, 03/15/18(a)(b)	180,763	180,570
Warner Chilcott Corp., Incremental Term Loan B1, 5.500%, 03/15/18(a)(b)	78,694	78,610
WC Luxco S.A.R.L., New Term Loan B3, 4.250%, 03/15/18(a)(b)	142,446	142,293

		7,619,672

	Shares or Principal Amount($)	Value($)
Healthcare-Services 0.0%(e)
Bright Horizons Family Solutions, Inc., New Term Loan B, 4.000%-5.250%, 01/30/20(a)(b)	59,550	59,463
Par Pharmaceutical Cos., Inc., Refinance Term Loan B, 4.250%, 09/30/19(a)(b)	311,856	310,219

		369,682

Information Technology 0.1%
CDW LLC, New Term Loan, 3.500%, 04/29/20(a)(b)	667,636	655,745
Genesys Telecom Holdings, US, Inc., Term Loan B, 4.000%, 02/07/20(a)(b)	59,850	59,565
Riverbed Technology, Inc., Term Loan, 4.000%, 12/18/19(a)(b)	146,083	146,996
Shield Finance Co. S.A.R.L., New Term Loan B, 6.500%, 05/10/19(a)(b)	197,500	196,759
Southern Graphics, Inc., Term Loan, 5.000%, 10/17/19(a)(b)	143,913	143,913
SS&C Technologies, Inc., New Term Loan B1, 3.500%, 06/07/19(a)(b)	100,048	99,986
SS&C Technologies, Inc., New Term Loan B2, 3.500%, 06/07/19(a)(b)	10,350	10,343
STG-Fairway Acquisitions, Term Loan B, 6.250%, 02/28/19(a)(b)	174,125	173,582

		1,486,889

Insurance 0.3%
Alliance Data Systems Corp., Term Loan, 2.190%, 07/10/18(a)(b)	626,063	622,932
Asurion LLC, New Term Loan B2, 3.500%, 07/08/20(a)(b)	798,000	770,405
Asurion LLC, New Term Loan B1, 4.500%, 05/24/19(a)(b)	1,654,005	1,637,201
Compass Investors, Inc., Term Loan, 5.000%, 12/27/19(a)(b)	223,313	223,592
Hub International Ltd., Term Loan B, 09/17/20(b)(c)(d)	330,000	330,000

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Total Return Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Insurance—continued
ION Trading Technologies S.A.R.L., 1st Lien Term Loan, 4.500%, 05/22/20(a)(b)	74,813	74,657
La Frontera Generation, LLC, Term Loan, 4.500%, 09/30/20(a)(b)	140,495	140,670
LPL Holdings, Inc., Term Loan B, 3.250%, 03/29/19(a)(b)	54,725	54,212
Sedgwick CMS Holdings, Inc., New 1st Lien Term Loan, 4.250%, 06/12/18(a)(b)	159,600	159,450

		4,013,119

Leisure Time 0.1%
Activision Blizzard, Inc., Term Loan B, 09/11/20(b)(c)(d)	940,000	938,430
Bombardier Recreational Products, Inc., New Term Loan B, 4.000%, 01/30/19(a)(b)	79,200	78,988
Lions Gate Entertainment Corp., 2nd Lien Term Loan, 5.000%, 07/17/20(a)(b)	90,000	89,550
Zuffa LLC, New Term Loan B, 4.500%, 02/25/20(a)(b)	149,248	149,062

		1,256,030

Lodging 0.5%
Boyd Gaming Corp., Term Loan B, 4.000%, 08/14/20(a)(b)	125,000	124,656
Caesars Entertainment Operating Co., Extended Term Loan B6, 5.429%, 01/26/18(a)(b)	1,653,267	1,495,380
CCM Merger, Inc., New Term Loan B, 5.000%, 03/01/17(a)(b)	87,200	87,593
Las Vegas Sands LLC, Extended Term Loan B, 2.680%, 11/23/16(a)(b)	828,444	826,613
Las Vegas Sands LLC, Extended Delayed Draw Term Loan, 2.680%, 11/23/16(a)(b)	166,505	166,137
MGM Resorts International, Term Loan A, 2.929%, 12/20/17(a)(b)	366,602	365,685

	Shares or Principal Amount($)	Value($)
Lodging—continued
MGM Resorts International, Term Loan B, 3.500%, 12/20/19(a)(b)	482,333	479,845
Penn National Gaming, Inc., New Term Loan B, 3.750%, 07/16/18(a)(b)	38,322	38,299
Pinnacle Entertainment, Inc., Term Loan B2, 3.750%, 08/13/20(a)(b)	214,463	214,130
Playa Resorts Holding BV, Term Loan B, 4.750%, 08/06/19(a)(b)	120,000	120,600
Scientific Games International, Inc., New Term Loan B, 05/22/20(b)(c)(d)	1,505,000	1,491,831
Scientific Games International, Inc., Term Loan B1, 3.180%-3.190%, 06/30/15(a)(b)	69,803	69,003
SeaWorld Parks & Entertainment, Inc., Term Loan B2, 3.000%, 05/14/20(a)(b)	558,887	551,900
Seminole Tribe of Florida, Term Loan, 3.000%, 04/29/20(a)(b)	294,325	293,221
Starwood Property Trust, Inc., Term Loan B, 3.500%, 04/17/20(a)(b)	54,725	54,520

		6,379,413

Machinery-Diversified 0.2%
Alliance Laundry Systems LLC, Refinance Term Loan, 4.250%, 12/10/18(a)(b)	293,929	294,020
Brand Energy & Infrastructure Services, Inc., USD Term Loan B2, 5.750%, 10/16/16(a)(b)	103,890	104,475
Brand Energy & Infrastructure Services, Inc., Term Loan 2 Canadian, 5.750%, 10/16/16(a)(b)	24,934	25,074
Brand Energy & Infrastructure Services, Inc., USD Term Loan B1, 6.250%, 10/23/18(a)(b)	95,906	96,146

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Total Return Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Machinery-Diversified—continued
Brand Energy & Infrastructure Services, Inc., Term Loan 1 Canadian, 6.250%, 10/23/18(a)(b)	23,018	23,075
Gardner Denver, Inc., USD Term Loan, 4.250%, 07/30/20(a)(b)	90,000	89,039
Generac Power Systems, Inc., Term Loan B, 3.500%, 05/29/20(a)(b)	200,000	198,850
Key Safety Systems, Inc., Term Loan B, 4.750%, 05/09/18(a)(b)	87,688	88,308
Milacron LLC, New Term Loan, 4.250%, 03/30/20(a)(b)	69,650	69,302
Schaeffler AG, USD Term Loan C, 4.250%, 01/27/17(a)(b)	1,000,000	1,002,920
W3 Co., 1st Lien Term Loan, 5.750%, 03/13/20(a)(b)	64,675	65,160

		2,056,369

Media 0.7%
Charter Communications Operating LLC, Term Loan F, 3.000%, 01/04/21(a)(b)	109,725	108,445
Clear Channel Communications, Inc., Term Loan B, 01/29/16(b)(c)(d)	90,000	84,668
Clear Channel Communications, Inc., Term Loan D, 01/30/19(b)(c)(d)	90,000	83,385
Clear Channel Communications, Inc., Term Loan C, 3.829%, 01/29/16(a)(b)	2,983,640	2,755,212
Emerald Expositions Holding, Inc., Term Loan B, 5.500%, 06/17/20(a)(b)	94,763	95,178
Encompass Digital Media, Inc., New Term Loan B1, 6.750%, 08/10/17(a)(b)	99,250	99,622
Granite Broadcasting Corp., Term Loan B, 6.750%, 05/23/18(a)(b)	129,350	129,457
Hoyts Group Holdings LLC, 1st Lien Term Loan, 4.000%, 05/29/20(a)(b)	64,838	64,513

	Shares or Principal Amount($)	Value($)
Media—continued
McGraw-Hill Global Education Holdings, LLC, Term Loan, 9.000%, 03/22/19(a)(b)	119,400	120,650
Mediacom Illinois LLC, Term Loan C, 1.640%, 01/30/15(a)(b)	74,008	73,430
Nine Entertainment Group Ltd., Incremental Term Loan, 02/05/20(b)(c)(d)	100,000	99,500
Nine Entertainment Group Ltd., Term Loan B, 3.500%, 02/05/20(a)(b)	174,125	173,037
San Juan Cable Holdings LLC, 1st Lien Term Loan B, 6.000%, 06/09/17(a)(b)	492,443	493,266
Sinclair Television Group, Inc., Term Loan A1, 03/20/18(b)(c)(d)	115,000	114,482
Syniverse Holdings, Inc., Term Loan, 4.000%, 04/23/19(a)(b)	273,550	272,640
Tribune Co., Exit Term Loan, 4.000%, 12/31/19(a)(b)	838,663	837,790
Univision Communications, Inc., Term Loan C3, 4.000%, 03/02/20(a)(b)(c)	1,091,196	1,077,556
Univision Communications, Inc., Refinance Term Loan C2, 4.500%, 03/02/20(a)(b)	323,375	322,366
Univision Communications, Inc., Converted Extended Term Loan, 4.500%, 03/02/20(a)(b)	129,487	128,961
Village Roadshow Films (BVI) Ltd., Term Loan B, 4.750%, 11/21/17(a)(b)	1,010,000	1,020,100
WideOpenWest Finance LLC, Term Loan B, 4.750%, 04/01/19(a)(b)	139,300	140,101

		8,294,359

Metals 0.0%(e)
Arch Coal, Inc., Term Loan B, 5.750%, 05/16/18(a)(b)	142,591	138,225
Atlas Iron Ltd., Term Loan B, 8.750%, 12/07/17(a)(b)	99,250	98,257

		236,482

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Total Return Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Mining 0.2%
Fairmount Minerals Ltd., Term Loan B2, 5.000%, 09/05/19(a)(b)	65,000	65,064
FMG America Finance, Inc., Term Loan, 5.250%, 10/18/17(a)(b)	1,938,387	1,942,884
Foresight Energy LLC, Term Loan B, 5.500%, 08/19/20(a)(b)	165,000	163,556
Novelis, Inc., New Term Loan, 3.750%, 03/10/17(a)(b)	333,259	333,049
Oxbow Carbon LLC, New Term Loan B, 4.250%, 07/19/19(a)(b)	88,875	88,959

		2,593,512

Miscellaneous Manufacturer 0.2%
Boomerang Tube LLC, Term Loan, 11.000%-11.750%, 10/11/17(a)(b)	147,250	142,833
Harland Clarke Holdings Corp., Term Loan B3, 7.000%, 05/22/18(a)(b)	2,285,625	2,257,055
QS0001 Corp., 1st Lien Term Loan, 5.000%, 11/09/18(a)(b)	84,363	84,573
Sensata Technologies Finance Co. LLC, Term Loan, 3.750%, 05/11/18(a)(b)	171,857	172,072

		2,656,533

Oil & Gas 0.5%
Alon USA Energy, Inc., Master Limited Partnership Term Loan, 9.250%, 11/26/18(a)(b)	195,930	202,052
Atlas Energy LP, Term Loan B, 6.500%, 07/30/19(a)(b)	310,000	313,100
Bronco Midstream Funding LLC, Term Loan B, 5.000%, 08/17/20(a)(b)	490,000	491,225
Drillships Financing Holding, Inc., Term Loan B1, 6.000%, 03/31/21(a)(b)	330,000	332,888
EMG Utica LLC, Term Loan, 4.750%, 03/27/20(a)(b)	730,000	731,825
Energy Transfer Equity, L.P., New Term Loan B, 3.750%, 03/24/17(a)(b)	620,000	621,941

	Shares or Principal Amount($)	Value($)
Oil & Gas—continued
EP Energy LLC, Term Loan B3, 3.500%, 05/24/18(a)(b)	303,333	302,196
EP Energy LLC, Term Loan B2, 4.500%, 04/30/19(a)(b)	84,375	84,252
Fieldwood Energy LLC, 1st Lien Term Loan, 10/01/18(b)(c)(d)	235,000	234,511
Frac Tech International LLC, Term Loan B, 8.500%, 05/06/16(a)(b)	1,102,253	1,079,657
MEG Energy Corp., Refinance Term Loan, 3.750%, 03/31/20(a)(b)	884,453	885,930
Ruby Western Pipeline Holdings LLC, Term Loan B, 3.500%, 03/27/20(a)(b)	195,565	194,343
Samson Investment Co., 2nd Lien Term Loan, 6.000%, 09/25/18(a)(b)	125,000	125,000
TPF Generation Holdings LLC, Term Loan B, 4.750%, 12/29/17(a)(b)	105,000	104,606
TPF Generation Holdings LLC, Term Loan B, 6.500%, 08/16/19(a)(b)	114,713	114,999
Vantage Drilling Co., Term Loan B, 5.750%, 03/28/19(a)(b)	666,650	674,150
Vantage Drilling Co., Term Loan, 6.250%, 10/26/17(a)(b)	185,250	185,250

		6,677,925

Packaging & Containers 0.3%
Berry Plastics Holding Corp., Term Loan D, 3.500%, 02/07/20(a)(b)	2,736,088	2,703,939
BWAY Corp., Term Loan B, 4.500%-5.500%, 08/07/17(a)(b)	99,250	99,456
Caraustar Industries, Inc., Term Loan, 7.500%, 05/01/19(a)(b)	88,493	89,377
Consolidated Container Co. LLC, New Term Loan, 5.000%, 07/03/19(a)(b)	94,050	94,473
Pact Group Pty Ltd., USD Term Loan B, 3.750%, 05/29/20(a)(b)	84,788	83,304

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Total Return Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Packaging & Containers—continued
Reynolds Group Holdings, Inc., New Dollar Term Loan, 4.750%, 09/28/18(a)(b)	232,650	232,876
Tronox Pigments (Netherlands) BV, 2013 Term Loan, 4.500%, 03/19/20(a)(b)	264,338	265,480

		3,568,905

Real Estate 0.1%
Alliant Holdings I, Inc., New Term Loan B, 5.000%, 12/20/19(a)(b)	193,538	193,377
CB Richard Ellis Services, Inc., New Term Loan B, 2.933%, 03/29/21(a)(b)	532,325	531,436
Continental Building Products LLC, 1st Lien Term Loan, 4.500%, 08/14/20(a)(b)	230,000	229,425
Four Seasons Holdings, Inc., 2nd Lien Term Loan, 12/28/20(b)(c)(d)	35,000	35,700
Four Seasons Holdings, Inc., 1st Lien Term Loan, 4.250%, 06/27/20(a)(b)	280,000	282,100
Istar Financial, Inc., Add on Term Loan A2, 7.000%, 03/17/17(a)(b)	14,039	14,362
Realogy Corp., Extended Letter of Credit, 4.445%, 10/10/16(a)(b)	18,029	18,119
Realogy Corp., Extended Term Loan, 4.500%, 03/05/20(a)(b)	189,050	189,995

		1,494,514

Retail 0.6%
Academy Ltd., Term Loan, 4.500%-4.750%, 08/03/18(a)(b)	118,800	119,023
Albertson’s, LLC, Incremental Term Loan B2, 03/21/19(b)(c)(d)	145,000	144,185
Albertson’s, LLC, Term Loan B1, 4.250%, 03/21/16(a)(b)	128,485	128,405
Albertson’s, LLC, Term Loan B2, 4.750%, 03/21/19(a)(b)	279,665	278,792
Capital Automotive LP, New Term Loan B, 4.000%, 04/10/19(a)(b)	1,081,171	1,080,717

	Shares or Principal Amount($)	Value($)
Retail—continued
Capital Automotive LP, New 2nd Lien Term Loan, 6.000%, 04/30/20(a)(b)	180,000	183,600
Evergreen Acqco 1 LP, New Term Loan, 5.000%, 07/09/19(a)(b)	123,750	124,266
Harbor Freight Tools USA, Inc., New 1st Lien Term Loan, 4.750%, 07/26/19(a)(b)	100,000	100,583
JC Penney Corp., Inc., 1st Lien Term Loan, 6.000%, 05/22/18(a)(b)(c)	758,100	734,152
Jo-Ann Stores, Inc., Term Loan, 4.000%, 03/16/18(a)(b)	398,587	398,089
Michaels Stores, Inc., New Term Loan, 3.750%, 01/28/20(a)(b)	209,475	209,213
Ollie’s Bargain Outlet, Inc., Term Loan, 5.250%, 09/27/19(a)(b)	84,574	84,574
Party City Holdings, Inc., Refinance Term Loan B, 4.250%, 07/29/19(a)(b)	500,878	498,790
Petco Animal Supplies, Inc., New Term Loan, 4.000%, 11/24/17(a)(b)	221,879	221,601
Phillips-Van Heusen Corp., Term Loan B, 3.250%, 02/13/20(a)(b)	441,659	440,074
Rite Aid Corp., Term Loan 6, 4.000%, 02/21/20(a)(b)	278,600	277,973
Rite Aid Corp., New 2nd Lien Term Loan, 4.875%, 06/11/21(a)(b)	275,000	275,429
Rite Aid Corp., 2nd Lien Term Loan, 5.750%, 08/21/20(a)(b)	260,000	266,066
Sears Holding Corp., Term Loan, 06/29/18(b)(d)	850,000	843,098
Supervalu, Inc., Refinance Term Loan B, 5.000%, 03/21/19(a)(b)	169,024	168,391
Toys ‘R’ US Property Co. I LLC, New Term Loan B, 6.000%, 08/21/19(a)(b)	515,000	505,668
Toys ‘R’ Us-Delaware, Inc., Term Loan B3, 5.250%, 05/25/18(a)(b)	131,542	124,062

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Total Return Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Retail—continued
Toys ‘R’ Us-Delaware, Inc., New Term Loan, 6.000%, 09/01/16(a)(b)	141,787	137,534
True Religion Apparel, Inc., 1st Lien Term Loan, 5.875%, 07/30/19(a)(b)	175,000	164,645

		7,508,930

Semiconductors 0.2%
Freescale Semiconductor, Inc., Term Loan B4, 5.000%, 02/28/20(a)(b)	1,457,675	1,462,092
Microsemi Corp., Repriced Term Loan, 3.750%, 02/19/20(a)(b)	209,511	209,250
ON Semiconductor Corp., Term Loan A, 2.024%, 01/02/18(a)(b)	360,938	355,523

		2,026,865

Telecommunication Services 1.9%
Alcatel-Lucent USA, Inc., USD Term Loan C, 5.750%, 01/30/19(a)(b)	1,069,551	1,076,503
Arris Group, Inc., Term Loan B, 3.500%, 04/17/20(a)(b)	452,725	448,573
Avaya, Inc., Extended Term Loan B3, 4.762%, 10/26/17(a)(b)	232,966	208,297
Avaya, Inc., Term Loan B5, 8.000%, 03/30/18(a)(b)	153,659	145,291
Cellular South, Inc., New Term Loan, 3.250%, 05/22/20(a)(b)	44,775	44,551
Cequel Communications LLC, Term Loan B, 3.500%, 02/14/19(a)(b)	674,822	673,210
Charter Communications Operating LLC, Term Loan A1, 2.180%, 04/22/18(a)(b)	1,342,785	1,336,313
Charter Communications Operating LLC, Term Loan E, 3.000%, 07/01/20(a)(b)	1,970,063	1,946,501
Cincinnati Bell, Inc., New Term Loan B, 4.000%, 09/10/20(a)(b)	490,000	486,692
Consolidated Communications, Inc., Term Loan B3, 5.250%, 12/31/18(a)(b)	143,913	144,212

	Shares or Principal Amount($)	Value($)
Telecommunication Services—continued
Cricket Communications, Inc., Term Loan C, 4.750%, 03/09/20(a)(b)	204,488	204,306
Crown Castle International Corp., New Term Loan, 3.250%, 01/31/19(a)(b)	1,762,124	1,739,005
CSC Holdings, Inc., New Term Loan A, 2.179%, 04/16/18(a)(b)	235,000	234,048
CSC Holdings, Inc., New Term Loan B, 2.679%, 04/17/20(a)(b)	1,546,125	1,527,015
Cumulus Media Holdings Inc., 1st Lien Term Loan, 4.500%, 09/17/18(a)(b)	418,104	420,299
DataPipe, Inc., 1st Lien Term Loan, 5.750%, 03/15/19(a)(b)	64,675	64,864
Evertec, Inc., New Term Loan A, 2.768%, 04/16/18(a)(b)	543,125	536,607
Evertec, Inc., New Term Loan B, 3.500%, 04/17/20(a)(b)	134,663	129,613
Gray Television, Inc., New Term Loan B, 4.750%, 10/15/19(a)(b)	327,748	329,318
Integra Telecom, Inc., 1st Lien Term Loan, 5.250%, 02/22/19(a)(b)	273,625	274,993
Intelsat Jackson Holdings SA, Term Loan B1, 4.250%, 04/02/18(a)(b)	372,188	372,467
Kabel Deutschland GMBH, USD Term Loan F1, 3.250%, 02/01/19(a)(b)	775,000	774,140
Level 3 Financing, Inc., New 2019 Term Loan, 4.000%, 08/01/19(a)(b)	525,000	523,950
Level 3 Financing, Inc., Term Loan, 4.750%, 08/01/19(a)(b)	880,000	878,346
Level 3 Financing, Inc., 2020 Term Loan B, 4.000%, 01/15/20(a)(b)(c)	2,025,000	2,020,788
LIN Television Corp., Term Loan B, 4.000%, 12/21/18(a)(b)	94,044	94,456
Media General, Inc., Delayed Draw Term Loan B, 07/31/20(b)(d)	155,000	155,256

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Total Return Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Telecommunication Services—continued
Mediacom Communications Corp., Term Loan H, 3.250%, 01/29/21(a)(b)	219,450	216,707
Mediacom Communications Corp., Term Loan G, 4.000%, 01/20/20(a)(b)	524,700	524,375
Nuance Communications, Inc., Term Loan C, 2.930%, 08/07/19(a)(b)	119,700	118,429
Peak Ten, Inc., 2018 Term Loan B, 7.250%, 10/25/18(a)(b)	94,288	94,523
Quebecor Media, Inc., Term Loan B1, 3.250%, 08/17/20(a)(b)	595,000	589,300
Sinclair Television Group, Inc., Term Loan B, 3.000%, 04/09/20(a)(b)	99,500	99,293
Syniverse Holdings, Inc., Term Loan B, 4.000%, 04/23/19(a)(b)	828,941	824,796
UPC Financing Partnership, USD Term Loan AH, 3.250%, 06/30/21(a)(b)	530,000	526,687
Van Wagner Communications LLC, New Term Loan, 6.250%, 08/03/18(a)(b)	315,216	319,550
Virgin Media Investment Holdings Ltd., USD Term Loan B, 3.500%, 06/08/20(a)(b)	1,535,000	1,524,976
WMG Acquisition Corp., New Term Loan, 3.750%, 07/01/20(a)(b)	650,000	646,548
Zayo Group, LLC, PIK, Term Loan B, 4.500%, 07/02/19(a)(b)	1,376,103	1,375,318

		23,650,116

Telecommunications 0.1%
CompuCom Systems, Inc., Refinance Term Loan B, 4.250%, 05/11/20(a)(b)	84,788	83,092
Light Tower Fiber LLC, 1st Lien Term Loan, 4.500%, 04/13/20(a)(b)	304,238	305,092
Windstream Corp., Term Loan B4, 3.500%, 01/23/20(a)(b)	188,575	187,632
Windstream Corp., Term Loan B3, 4.000%, 08/08/19(a)(b)	108,625	108,444

		684,260

	Shares or Principal Amount($)	Value($)
Transportation 0.2%
Affinia Group Intermediate Holdings, Inc., Term Loan B2, 4.750%, 04/27/20(a)(b)	64,838	64,838
American Airlines, Inc., Exit Term Loan, 4.750%, 06/27/19(a)(b)	1,256,850	1,246,117
American Petroleum Tankers LLC, Term Loan B, 4.750%, 10/02/19(a)(b)	147,259	147,627
Avis Budget Car Rental, LLC, New Term Loan B, 3.000%, 03/15/19(a)(b)	59,550	59,290
Commercial Barge Line Co., 1st Lien Term Loan, 7.500%-8.500%, 09/23/19(a)(b)	179,100	173,727
Delta Air Lines, Inc., New Term Loan B1, 4.000%, 10/18/18(a)(b)	347,849	348,412
FleetPride Corp., 1st Lien Term Loan, 5.250%, 11/19/19(a)(b)	133,988	128,963
Navios Partners Finance (US), Inc., Term Loan B, 5.250%, 06/27/18(a)(b)	219,450	222,193
Sabre, Inc., Term Loan B2, 02/19/19(b)(c)(d)	75,000	74,531
Sabre, Inc., Term Loan C, 4.000%, 02/19/18(a)(b)	155,313	155,184
US Airways Group, Inc., Term Loan B1, 4.250%, 05/23/19(a)(b)	350,000	347,501

		2,968,383

Utilities 0.1%
AES Corp., Refinance Term Loan B, 3.750%, 06/01/18(a)(b)	396,618	398,371
Astoria Generating Company Acquisitions, LLC, New Term Loan, 8.500%, 10/26/17(a)(b)	118,500	121,166
Calpine Construction Finance Co., L.P., Original Term Loan B1, 3.000%, 05/04/20(a)(b)	324,188	316,569
Calpine Construction Finance Co., L.P., Original Term Loan B2, 3.250%, 01/31/22(a)(b)	219,450	215,610

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Total Return Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Utilities—continued
Dynegy Holdings, Inc., Term Loan B2, 4.000%, 04/23/20(a)(b)	99,750	99,426
Intergen N.V., USD 1st Lien Term Loan, 5.500%, 06/05/20(a)(b)	64,838	64,567
NGPL PipeCo LLC, Term Loan B, 6.750%, 09/15/17(a)(b)	193,074	172,159
Power Team Services, LLC, Delayed Draw Term Loan, 3.250%, 05/06/20(a)(b)(c)	17,222	16,942
Power Team Services, LLC, 1st Lien Term Loan, 4.250%, 05/06/20(a)(b)(c)	137,433	135,200
WNA Holdings, Inc., USD 1st Lien Canadian, 4.500%-5.500%, 06/05/20(a)(b)	87,261	87,098

		1,627,108

Total Bank Loans (Cost $130,984,374)		130,857,366

Corporate Bonds 23.9%
Aerospace/Defense 0.3%
United Technologies Corp., 3.100%, 06/01/22	3,331,000	3,276,821

Agriculture 0.3%
Japan Tobacco, Inc., 2.100%, 07/23/18(b)	3,198,000	3,199,919

Airlines 0.3%
American Airlines Pass Through Trust, 4.950%, 07/15/24(b)	3,143,000	3,158,715

Auto Manufacturers 0.7%
Daimler Finance N.A. LLC, 3.875%, 09/15/21(b)	1,932,000	1,984,951
General Motors Co., 6.250%, 10/02/43(b)	3,785,000	3,728,225
Volkswagen International Finance, 2.375%, 03/22/17(b)	2,282,000	2,339,036

		8,052,212

Banks 1.5%
Fifth Third Bank, 1.450%, 02/28/18	4,970,000	4,830,641
HSBC Bank PLC, 3.500%, 06/28/15(b)	2,196,000	2,297,436
KeyBank NA, 1.650%, 02/01/18	2,151,000	2,112,045

	Shares or Principal Amount($)	Value($)
Banks—continued
PNC Bank NA, 0.800%, 01/28/16	5,329,000	5,310,226
Wells Fargo & Co., 1.250%, 02/13/15, MTN	3,679,000	3,709,628

		18,259,976

Beverages 0.6%
Anheuser-Busch InBev Worldwide, Inc., 2.500%, 07/15/22	4,337,000	4,012,228
SABMiller Holdings, Inc., 2.450%, 01/15/17(b)	3,215,000	3,303,114

		7,315,342

Chemicals 0.3%
Dow Chemical Co. (The), 4.375%, 11/15/42	1,823,000	1,576,067
Praxair, Inc., 4.625%, 03/30/15	2,271,000	2,407,428

		3,983,495

Commercial Services 0.4%
ERAC USA Finance LLC, 2.750%, 03/15/17(b)	1,483,000	1,516,421
ERAC USA Finance LLC, 5.250%, 10/01/20(b)	1,663,000	1,845,739
ERAC USA Finance LLC, 5.600%, 05/01/15(b)	1,184,000	1,266,238

		4,628,398

Computers 1.1%
Apple, Inc., 2.400%, 05/03/23	2,693,000	2,437,652
EMC Corp., 3.375%, 06/01/23	3,285,000	3,210,010
IBM Corp., 0.875%, 10/31/14	6,104,000	6,143,310
IBM Corp., 4.000%, 06/20/42	2,300,000	2,060,260

		13,851,232

Diversified Financial Services 2.4%
American Express Credit Corp., 2.375%, 03/24/17, MTN	2,003,000	2,066,968
CME Group, Inc., 5.750%, 02/15/14	1,428,000	1,455,273
Ford Motor Credit Co. LLC, 4.375%, 08/06/23	1,389,000	1,389,785
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	3,287,000	3,601,076
General Electric Capital Corp., Series B, 6.250%(a)(f)	4,700,000	4,747,000
General Electric Capital Corp., Series C, 5.250%(a)(f)(g)	3,400,000	3,151,800

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Total Return Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Diversified Financial Services—continued
John Deere Capital Corp., 1.250%, 12/02/14, MTN	2,195,000	2,217,391
Lazard Group LLC, 7.125%, 05/15/15	1,781,000	1,927,680
MassMutual Global Funding LLC, 2.000%, 04/05/17(b)	1,894,000	1,894,663
PACCAR Financial Corp., 1.550%, 09/29/14, MTN	2,900,000	2,934,313
Toyota Motor Credit Corp., 3.200%, 06/17/15, MTN	970,000	1,014,509
Woodside Finance Ltd., 4.600%, 05/10/21(b)	3,559,000	3,765,297

		30,165,755

Electric 0.6%
Alabama Power Co., 5.800%, 11/15/13	1,240,000	1,247,662
Dominion Resources, Inc., 1.950%, 08/15/16	699,000	713,252
Exelon Generation Co. LLC, 6.200%, 10/01/17	1,601,000	1,835,383
Georgia Power Co., 6.000%, 11/01/13	704,000	706,950
MidAmerican Energy Holdings Co., 6.125%, 04/01/36	1,792,000	2,004,707
Southern California Edison Co., 5.750%, 03/15/14	1,083,000	1,107,898

		7,615,852

Electronics 0.4%
Agilent Technologies, Inc., 3.875%, 07/15/23	5,044,000	4,898,501

Forest Products & Paper 0.2%
Georgia-Pacific LLC, 3.734%, 07/15/23(b)	2,803,000	2,732,440

Healthcare-Products 0.0%(e)
Becton Dickinson and Co., 3.250%, 11/12/20	573,000	582,567

Healthcare-Services 0.5%
Howard Hughes Medical Institute, 3.500%, 09/01/23	2,479,000	2,473,207
WellPoint, Inc., 2.300%, 07/15/18	4,000,000	4,001,844

		6,475,051

Insurance 1.1%
Allstate Corp. (The), 5.750%, 08/15/53(a)	2,815,000	2,744,625

	Shares or Principal Amount($)	Value($)
Insurance—continued
American International Group, Inc., 4.125%, 02/15/24(c)	2,065,000	2,066,423
Berkshire Hathaway, Inc., 3.200%, 02/11/15	3,848,000	3,988,991
Fairfax Financial Holdings Ltd., 5.800%, 05/15/21(b)	1,189,000	1,220,744
Nationwide Financial Services, Inc., 5.375%, 03/25/21(b)	2,977,000	3,186,205

		13,206,988

Internet 0.1%
eBay, Inc., 2.600%, 07/15/22	1,502,000	1,396,469

Media 0.8%
Comcast Corp., 3.125%, 07/15/22	2,312,000	2,252,452
Comcast Corp., 4.650%, 07/15/42	3,020,000	2,871,818
Time Warner Cable, Inc., 4.000%, 09/01/21	4,758,000	4,439,066

		9,563,336

Mining 2.0%
Barrick (PD) Australia Finance Property Ltd., 4.950%, 01/15/20	721,000	722,211
Barrick (PD) Australia Finance Property Ltd., 5.950%, 10/15/39	7,129,000	6,160,411
Barrick International Barbados Corp., 6.350%, 10/15/36(b)	1,083,000	939,742
Barrick North America Finance LLC, 5.750%, 05/01/43	2,628,000	2,205,118
BHP Billiton Finance USA Ltd., 1.125%, 11/21/14	2,260,000	2,279,158
Kinross Gold Corp., 5.125%, 09/01/21	3,194,000	3,029,995
Newmont Mining Corp., 6.250%, 10/01/39	9,745,000	9,015,294

		24,351,929

Miscellaneous Manufacturer 0.4%
3M Co., 1.375%, 09/29/16	1,432,000	1,457,387
General Electric Co., 4.125%, 10/09/42	1,654,000	1,518,438
General Electric Co., 5.250%, 12/06/17	1,394,000	1,586,582

		4,562,407

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Total Return Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Oil & Gas 0.8%
BP Capital Markets PLC, 2.248%, 11/01/16	3,026,000	3,114,680
Ensco PLC, 4.700%, 03/15/21	2,483,000	2,635,501
Shell International Finance BV, 3.625%, 08/21/42	4,476,000	3,910,466

		9,660,647

Oil & Gas Services 0.6%
Baker Hughes, Inc., 5.125%, 09/15/40	1,869,000	1,995,010
Schlumberger Investment SA, 3.300%, 09/14/21(b)	2,234,000	2,237,505
Weatherford International Ltd., 5.125%, 09/15/20	1,527,000	1,591,965
Weatherford International Ltd., 6.500%, 08/01/36	1,465,000	1,467,962

		7,292,442

Pharmaceuticals 0.7%
Express Scripts Holding Co., 2.650%, 02/15/17	2,101,000	2,166,047
Mylan, Inc., 1.800%, 06/24/16(b)	1,359,000	1,364,621
Novartis Securities Investment Ltd., 5.125%, 02/10/19	1,305,000	1,494,619
Perrigo Co., 2.950%, 05/15/23	1,673,000	1,617,364
Zoetis, Inc., 3.250%, 02/01/23(b)	2,468,000	2,349,573

		8,992,224

Pipelines 1.0%
El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	961,000	1,105,081
Energy Transfer Partners LP, 6.050%, 06/01/41	1,081,000	1,084,958
Energy Transfer Partners LP, 6.625%, 10/15/36	1,299,000	1,380,756
Kinder Morgan Energy Partners LP, 5.000%, 08/15/42	5,022,000	4,564,933
TC Pipelines LP, 4.650%, 06/15/21	1,639,000	1,666,094
Williams Partners LP, 4.125%, 11/15/20	2,472,000	2,502,010

		12,303,832

Real Estate Investment Trust 1.8%
American Tower Corp., 3.500%, 01/31/23	2,623,000	2,302,477

	Shares or Principal Amount($)	Value($)
Real Estate Investment Trust—continued
American Tower Corp., 5.000%, 02/15/24(g)	4,225,000	4,135,468
Boston Properties LP, 3.800%, 02/01/24	2,112,000	2,030,069
Digital Realty Trust LP, 4.500%, 07/15/15	2,551,000	2,673,155
Digital Realty Trust LP, 5.875%, 02/01/20	667,000	733,635
ERP Operating LP, 3.000%, 04/15/23	6,957,000	6,395,793
Healthcare Realty Trust, Inc., 6.500%, 01/17/17	3,431,000	3,850,055

		22,120,652

Retail 1.3%
AutoZone, Inc., 3.700%, 04/15/22	2,030,000	1,988,151
Best Buy Co., Inc., 5.000%, 08/01/18	4,445,000	4,567,237
Macy’s Retail Holdings, Inc., 4.300%, 02/15/43	2,864,000	2,420,278
Wal-Mart Stores, Inc., 1.125%, 04/11/18	7,062,000	6,904,214

		15,879,880

Semiconductors 0.9%
Analog Devices, Inc., 3.000%, 04/15/16	407,000	424,250
Intel Corp., 1.950%, 10/01/16	1,635,000	1,680,522
Intel Corp., 4.250%, 12/15/42	463,000	411,115
Intel Corp., 4.800%, 10/01/41	5,873,000	5,627,127
TSMC Global Ltd., 1.625%, 04/03/18(b)	2,920,000	2,813,151

		10,956,165

Software 0.5%
Fidelity National Information Services, Inc., 3.500%, 04/15/23	2,557,000	2,300,091
Oracle Corp., 1.200%, 10/15/17	1,806,000	1,773,743
Oracle Corp., 2.375%, 01/15/19	2,205,000	2,215,379

		6,289,213

Telecommunication Services 2.2%
AT&T, Inc., 0.900%, 02/12/16	2,400,000	2,388,636
AT&T, Inc., 4.350%, 06/15/45	2,350,000	1,939,800
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 04/15/23	4,298,000	3,875,640

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Total Return Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Telecommunication Services—continued
Cisco Systems, Inc., 5.500%, 02/22/16	1,582,000	1,758,415
Cisco Systems, Inc., 5.500%, 01/15/40	3,302,000	3,680,931
SBA Tower Trust, 2.933%, 12/15/42(b)	4,192,000	4,223,574
Softbank Corp., 4.500%, 04/15/20(b)	3,145,000	3,022,345
Verizon Communications, Inc., 5.550%, 02/15/16	1,832,000	2,014,486
Verizon Communications, Inc., 6.550%, 09/15/43	3,726,000	4,206,419

		27,110,246

Transportation 0.1%
United Parcel Service, Inc., 3.125%, 01/15/21	1,447,000	1,466,559

Total Corporate Bonds (Cost $298,620,072)		293,349,265

U.S. Government Agency Mortgages 31.4%
Federal Home Loan Mortgage Corporation
Pool #J14244, 3.000%, 01/01/26	2,699,890	2,794,644
Pool #J14245, 3.000%, 01/01/26	1,473,755	1,526,852
Pool #J17791, 3.000%, 01/01/27	6,435,331	6,656,678
Pool #J18800, 3.000%, 04/01/27	9,486,211	9,838,418
Pool #J19638, 2.500%, 07/01/27	698,072	702,847
Pool #J19620, 2.500%, 07/01/27	577,147	581,094
Pool #G14517, 2.500%, 07/01/27	3,372,276	3,396,790
Pool #E04075, 2.500%, 08/01/27	5,297,286	5,336,257
Pool #J20118, 2.500%, 08/01/27	3,071,006	3,091,400
Pool #J21337, 2.500%, 08/01/27	990,972	997,816
Pool #J20729, 2.500%, 10/01/27	2,598,772	2,617,898
Pool #G14599, 2.500%, 11/01/27	4,442,552	4,475,341
Pool #J21439, 2.500%, 12/01/27	3,523,421	3,550,220
Pool #J22047, 2.000%, 01/01/28	1,288,129	1,257,434

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages—continued
Pool #J22862, 2.000%, 03/01/28	556,166	542,758
Pool #J22831, 2.500%, 03/01/28	5,116,875	5,156,499
Pool #J22836, 2.500%, 03/01/28	4,904,098	4,941,199
Pool #J23429, 2.500%, 04/01/28	2,465,517	2,484,232
Pool #J23430, 2.500%, 04/01/28	3,404,942	3,430,743
Pool #J23427, 2.500%, 04/01/28	3,052,211	3,075,403
Pool #G18469, 2.000%, 06/01/28	1,139,338	1,111,872
Pool #J24561, 2.500%, 06/01/28	13,684,290	13,792,601
Pool #D99439, 3.500%, 06/01/32	1,012,924	1,049,133
Pool #G30614, 3.500%, 12/01/32	6,577,420	6,857,199
Pool #A12413, 5.000%, 08/01/33	528,046	572,289
Pool #G05052, 5.000%, 10/01/33	322,670	348,662
Pool #G04918, 5.000%, 04/01/34	1,167,123	1,264,067
Pool #G01779, 5.000%, 04/01/35	643,741	697,105
Pool #G01837, 5.000%, 07/01/35	4,488,960	4,856,485
Pool #A37619, 4.500%, 09/01/35	2,237,670	2,382,796
Pool #A37900, 4.500%, 09/01/35	598,374	637,833
Pool #A39731, 5.000%, 11/01/35	1,009,439	1,086,100
Pool #G05325, 4.500%, 03/01/36	5,283,489	5,638,807
Pool #G02069, 5.500%, 03/01/36	308,335	334,110
Pool #Q01807, 4.500%, 07/01/36	2,570,460	2,739,128
Pool #Z40004, 6.000%, 08/01/36	985,924	1,072,989
Pool #G04997, 5.000%, 01/01/37	1,398,577	1,509,846
Pool #G05521, 5.500%, 05/01/37	660,745	717,180
Pool #G03551, 6.000%, 11/01/37	56,310	61,283

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Total Return Bond Fund — continued

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages—continued
Pool #G05326, 5.000%, 02/01/38	5,561,589	6,006,135
Pool #G04337, 5.500%, 04/01/38	807,899	873,658
Pool #G07135, 6.000%, 10/01/38	4,209,769	4,581,526
Pool #G08347, 4.500%, 06/01/39	4,922,956	5,251,050
Pool #G08353, 4.500%, 07/01/39	5,944,870	6,325,835
Pool #G06079, 6.000%, 07/01/39	1,857,456	2,024,622
Pool #A87874, 4.000%, 08/01/39	1,496,248	1,568,726
Pool #A89148, 4.000%, 10/01/39	1,193,769	1,248,098
Pool #G08372, 4.500%, 11/01/39	3,277,195	3,486,495
Pool #A93996, 4.500%, 09/01/40	1,401,157	1,491,266
Pool #A97047, 4.500%, 02/01/41	1,592,522	1,696,094
Pool #Q00291, 5.000%, 04/01/41	520,132	563,693

		148,301,206

Federal National Mortgage Association
Pool #471235, 3.120%, 05/01/22	361,895	364,279
Pool #AM0345, 2.460%, 08/01/22	881,444	842,244
Pool #AM0463, 2.720%, 09/01/22	1,657,199	1,609,671
Pool #AM0697, 2.420%, 10/01/22	510,560	485,301
Pool #AM2685, 2.670%, 03/01/23	1,229,392	1,186,594
Pool #AM3353, 2.450%, 05/01/23	725,785	681,754
Pool #AM3691, 2.540%, 06/01/23	1,390,347	1,316,760
Pool #AM3489, 2.560%, 06/01/23	1,131,160	1,078,891
Pool #AM3713, 2.610%, 06/01/23	950,381	904,270
Pool #AM3851, 3.020%, 07/01/23	4,081,000	3,942,866
Pool #AM3916, 3.080%, 07/01/23	2,398,474	2,356,650

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages—continued
Pool #AM4001, 3.590%, 07/01/23	1,857,000	1,898,915
Pool #AM3972, 3.000%, 08/01/23	2,704,765	2,643,583
Pool #AM4233, 3.440%, 08/01/23	1,657,114	1,673,791
Pool #AM4025, 3.650%, 08/01/23	376,592	386,771
Pool #AM4407, 3.650%, 09/01/23	4,207,000	4,312,415
Pool #AM4353, 3.740%, 09/01/23	5,926,000	6,101,253
Pool #932871, 3.000%, 01/01/26	638,333	661,935
Pool #AJ8325, 3.000%, 12/01/26	2,490,720	2,581,250
Pool #AL3274, 3.000%, 05/01/27	2,891,637	3,001,299
Pool #AB6472, 2.000%, 10/01/27	5,726,300	5,592,726
Pool #AB6480, 2.500%, 10/01/27	3,160,001	3,182,563
Pool #AB6644, 2.500%, 10/01/27	10,244,766	10,317,906
Pool #AQ4497, 2.500%, 11/01/27	1,091,804	1,100,275
Pool #AB7081, 2.500%, 11/01/27	815,487	821,310
Pool #AL2716, 2.000%, 12/01/27	1,530,541	1,494,839
Pool #AR0379, 2.000%, 12/01/27	1,677,931	1,638,791
Pool #AM1589, 2.420%, 12/01/27	1,272,253	1,224,862
Pool #AB7142, 2.500%, 12/01/27	1,418,714	1,429,722
Pool #AB7158, 2.500%, 12/01/27	1,978,131	1,993,485
Pool #AR1524, 2.000%, 01/01/28	12,222,523	11,937,416
Pool #AQ9956, 2.000%, 01/01/28	237,637	232,094
Pool #AR6867, 2.000%, 02/01/28	1,676,801	1,637,687
Pool #AB7795, 2.500%, 02/01/28	17,495,434	17,609,555
Pool #AM3557, 2.690%, 06/01/28	1,728,633	1,661,612
Pool #AL4042, 2.000%, 08/01/28	10,418,419	10,175,395

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Total Return Bond Fund — continued

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages—continued
Pool #MA0199, 4.000%, 10/01/29	349,853	370,369
Pool #MA0481, 4.500%, 08/01/30	6,192,150	6,709,323
Pool #AB1763, 4.000%, 11/01/30	750,926	801,062
Pool #MA0587, 4.000%, 12/01/30	2,340,002	2,495,359
Pool #MA0804, 4.000%, 07/01/31	1,722,835	1,836,910
Pool #AB4168, 3.500%, 01/01/32	6,111,830	6,349,700
Pool #MA0949, 3.500%, 01/01/32	4,326,496	4,494,043
Pool #AK4899, 3.500%, 02/01/32	226,785	235,588
Pool #AK4934, 3.500%, 02/01/32	105,022	109,092
Pool #MA0976, 3.500%, 02/01/32	1,502,769	1,560,982
Pool #MA1107, 3.500%, 07/01/32	599,902	622,346
Pool #AO3244, 3.500%, 08/01/32(c)	2,375,182	2,472,537
Pool #AP6368, 3.500%, 09/01/32	3,748,770	3,903,608
Pool #AP9592, 3.500%, 10/01/32	4,419,677	4,600,845
Pool #AB7691, 3.500%, 01/01/33	2,230,689	2,313,957
Pool #AB8428, 3.500%, 02/01/33	4,551,157	4,714,080
Pool #255458, 5.500%, 11/01/34	417,222	455,879
Pool #827943, 5.000%, 05/01/35	762,770	832,911
Pool #843434, 5.500%, 05/01/35	668,120	729,832
Pool #735578, 5.000%, 06/01/35	6,246,163	6,778,103
Pool #357937, 6.000%, 07/01/35	2,488,902	2,735,925
Pool #745044, 4.500%, 08/01/35	1,329,558	1,422,343
Pool #190370, 6.000%, 06/01/36	5,395,916	5,919,353
Pool #AI7951, 4.500%, 08/01/36	1,434,303	1,530,641
Pool #890547, 4.000%, 11/01/36	3,628,372	3,808,036

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages—continued
Pool #745950, 6.000%, 11/01/36	3,671,241	4,023,085
Pool #888415, 5.000%, 12/01/36	1,051,755	1,140,918
Pool #995082, 5.500%, 08/01/37	2,171,496	2,365,053
Pool #889643, 6.000%, 03/01/38	423,028	467,247
Pool #889529, 6.000%, 03/01/38	350,423	383,544
Pool #995724, 6.000%, 04/01/39	2,949,700	3,219,051
Pool #932441, 4.000%, 01/01/40	10,238,704	10,736,617
Pool #AC9564, 4.500%, 02/01/40	1,242,525	1,334,606
Pool #AB1343, 4.500%, 08/01/40	3,186,172	3,431,289
Pool #AL0005, 4.500%, 01/01/41	1,519,827	1,623,764
Pool #AB2694, 4.500%, 04/01/41	1,581,545	1,708,121
Pool #AB3274, 4.500%, 07/01/41	7,915,615	8,500,303
Pool #AL1627, 4.500%, 09/01/41	4,831,360	5,172,711
2.000%, TBA, 15 Year Maturity(c)	15,933,000	15,542,144

		237,532,007

Total U.S. Government Agency Mortgages (Cost $381,824,339)		385,833,213

Preferred Stocks 0.8%
Banks 0.5%
PNC Financial Services Group, Inc., Series P, 6.125%(f)	62,150	1,568,666
US Bancorp, Series F, 6.500%(f)	83,700	2,175,363
US Bancorp, Series G, 6.000%(f)(g)	85,175	2,294,615

		6,038,644

Insurance 0.3%
Arch Capital Group Ltd., Series C, 6.750%(f)	48,575	1,175,029
Reinsurance Group of America, Inc., 6.200%(a)	71,100	1,754,748

		2,929,777

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Total Return Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Real Estate Investment Trust 0.0%(e)
Public Storage, Series U, 5.625%(f)	21,000	456,750

Total Preferred Stocks (Cost $9,504,898)		9,425,171

U.S. Treasury Obligations 24.2%
U.S. Treasury Bond 3.4%
2.875%, 05/15/43	48,868,000	41,476,715

U.S. Treasury Notes 20.8%
0.375%, 11/15/15(h)(i)	22,983,000	22,984,793
0.500%, 06/15/16	73,021,000	72,952,506
0.750%, 02/28/18(h)	71,708,000	70,318,658
1.375%, 07/31/18	19,195,000	19,229,493
2.500%, 08/15/23	71,335,000	70,610,522

		256,095,972

Total U.S. Treasury Obligations (Cost $295,316,769)		297,572,687

Short-Term Investment 0.7%
RidgeWorth Funds Securities Lending Joint Account(j)	8,876,500	8,876,500

Total Short-Term Investment (Cost $8,876,500)		8,876,500

Money Market Fund 3.3%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(k)	40,577,251	40,577,251

Total Money Market Fund (Cost $40,577,251)		40,577,251

Total Investments (Cost $1,266,789,926) — 103.1%		1,267,244,101
Liabilities in excess of other assets — (3.1)%		(38,424,664)

Net Assets — 100.0%		$1,228,819,437

(a)	Variable or floating rate security. Rate disclosed is as of September 30, 2013.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 17.9% of net assets as of September 30, 2013.

(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(d)	The security does not have a stated settlement date and will receive a rate upon settling with the custodian.

(e)	Less than 0.05% of Net Assets.

(f)	Security is perpetual in nature and has no stated maturity.

(g)	The security or a partial position of the security was on loan as of September 30, 2013. The total value of securities on loan as of September 30, 2013 was $8,659,584.

(h)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(i)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for interest rate swap contracts.

(j)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2013 (See Note 2(k)).

(k)	Rate disclosed, the 7 day net yield, is as of September 30, 2013.

Investment Abbreviations

MTN	—	Medium Term Note
PIK	—	Payment in-kind
REMIC	—	Real Estate Mortgage Investment Conduit
TBA	—	To Be Announced. Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

OTC Credit Default Swap Contract — Sell Protection

At September 30, 2013, the Fund’s open credit default swap contract was as follows:

Underlying Instrument	Counterparty	Notional Amount	Fixed Rate	Expiration Date	Implied Credit Spread*	Upfront Payments Received	Value	Unrealized Depreciation
CDX.NA.HY.20	JPMorgan	$13,045,000	1.000%	09/20/18	—%	$(498,680)	$(498,680)	$—

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Total Return Bond Fund — concluded

The notional amount represents the maximum potential amount the Fund could be required to make as seller of credit protection if a credit event occurs, as defined under the terms of swap contract, for each security included in the CDX.NA.HY.20.

The value column indicates the impact each respective swap contract has on the Fund’s Net Assets at September 30, 2013.

*	Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swap Contracts

At September 30, 2013, the Fund’s open interest rate swap contracts were as follows:

Underlying Instrument	Broker	Notional Amount	Fixed Rate	Expiration Date	Value	Unrealized Depreciation
GBP	JPMorgan (CME)	$4,000,000	1.783%	09/25/18	$(15,069)	$(15,069)
GBP	JPMorgan (CME)	2,165,000	1.618	09/30/23	—	—
GBP	JPMorgan (CME)	4,000,000	1.815	09/24/18	(25,417)	(25,417)
GBP	JPMorgan (CME)	2,165,000	2.793	09/24/23	(30,598)	(30,598)
GBP	JPMorgan (CME)	2,165,000	2.760	09/25/23	(20,279)	(20,279)

					$(91,363)	$(91,363)

Forward Foreign Currency Contracts

At September 30, 2013, the Fund’s forward foreign currency contracts were as follows:

Currency	Counterparty	Delivery Date	Contract Amount in Local Currency	Contract Value in USD	Market Value	Unrealized Appreciation (Depreciation)
Short:
Brazilian Real	JPMorgan	10/02/13	29,315,093	$12,654,457	$13,227,042	$(572,585)
Brazilian Real	JPMorgan	12/03/13	4,329,370	1,936,645	1,926,067	10,578

Total Short Contracts				$14,591,102	$15,153,109	$(562,007)

Currency	Counterparty	Delivery Date	Contract Amount in Local Currency	Contract Value in USD	Market Value	Unrealized Appreciation
Long:
Brazilian Real	JPMorgan	10/02/13	29,315,093	$12,631,616	$13,227,042	$595,426
Brazilian Real	JPMorgan	12/03/13	4,329,370	1,850,000	1,926,067	76,067
Mexican Peso	JPMorgan	11/19/13	362,950,682	27,597,411	27,618,165	20,754

Total Long Contracts				$42,079,027	$42,771,274	$692,247

As of September 30, 2013, the Fund had the following unfunded loan commitment:

Borrower	Unfunded Commitments	Unrealized Appreciation
Altice Financing SA	$66,393	$1,652
Media General Inc.	155,000	1,776
Power Team Services, LLC	9,444	76

The commitments are available until the maturity date of the respective security.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Ultra-Short Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 10.9%
Automobiles 8.1%
Ally Auto Receivables Trust, Series 2010-4, Cl A4, 1.350%, 12/15/15	1,315,212	1,319,898
Ford Credit Auto Owner Trust, Series 2012-D, Cl A3, 0.510%, 04/15/17	1,000,000	998,918
Harley-Davidson Motorcycle Trust, Series 2011-1, Cl A3, 0.960%, 05/16/16	524,206	525,011
Harley-Davidson Motorcycle Trust, Series 2011-2, Cl A3, 1.110%, 09/15/16	480,555	481,741
Honda Auto Receivables Owner Trust, Series 2013-2, Cl A2, 0.370%, 10/16/15	470,000	469,556
Honda Auto Receivables Owner Trust, Series 2013-2, Cl A3, 0.530%, 02/16/17	950,000	948,370
Hyundai Auto Receivables Trust, Series 2011-C, Cl A4, 1.300%, 02/15/18	975,000	985,164
Nissan Auto Receivables 2013-A Owner Trust, Series 2013-A, Cl A2, 0.370%, 09/15/15	271,808	271,770
Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Cl A3, 0.850%, 08/22/16	1,234,151	1,238,406
World Omni Auto Receivables Trust, Series 2011-A, Cl A3, 1.110%, 05/15/15	93,333	93,424
World Omni Auto Receivables Trust, Series 2011-A, Cl A4, 1.910%, 04/15/16	1,265,000	1,278,043
World Omni Auto Receivables Trust, Series 2012-B, Cl A2, 0.430%, 11/16/15	1,494,070	1,493,372

		10,103,673

Credit Card 1.3%
Chase Issuance Trust, Series 2013-A2, Cl A2, 0.282%, 02/15/17(a)	1,610,000	1,609,549

Other 0.8%
John Deere Owner Trust, Series 2011-A, Cl A4, 1.960%, 04/16/18	1,000,000	1,010,513

	Shares or Principal Amount($)	Value($)
Student Loan Asset Backed Security 0.7%
SLM Student Loan Trust, Series 2013-5, Cl A1, 0.487%, 05/25/18(a)	850,000	850,039

Total Asset-Backed Security (Cost $13,579,622)		13,573,774

Collateralized Mortgage Obligations 26.3%
Agency Collateralized Mortgage Obligations 9.9%
Federal Home Loan Mortgage Corporation
Series 3598, Cl DA, 2.750%, 11/15/14	17,659	17,654
Series 3792, Cl DF, REMIC, 0.582%, 11/15/40(a)(b)	1,873,892	1,879,270
Series 3824, Cl FA, REMIC, 0.332%, 03/15/26(a)	1,155,016	1,153,249

		3,050,173

Federal National Mortgage Association
Series 2005-92, Cl UF, 0.529%, 10/25/25(a)	247,751	249,029
Series 2007-109, Cl NF, 0.729%, 12/25/37(a)(b)	840,214	844,366
Series 2007-54, Cl KF, 0.489%, 06/25/37(a)	491,210	489,035
Series 2009-37, Cl HA, 4.000%, 04/25/19	93,583	97,734
Series 2010-134, Cl BF, 0.609%, 10/25/40(a)(b)	1,133,679	1,133,412
Series 2011-M1, Cl FA, 0.629%, 06/25/21(a)(b)	2,252,213	2,231,610
Series 2012-M9, Cl ASQ2, 1.513%, 12/25/17	350,000	347,985
Series 2013-M5, Cl ASQ2, 0.595%, 08/25/15	1,519,276	1,514,274

		6,907,445

NCUA Guaranteed Notes
Series 2010-R2, Cl 1A, 0.552%, 11/06/17(a)	879,700	881,107
Series 2011-R5, Cl 1A, 0.562%, 04/06/20(a)	755,400	756,994
Series 2011-R6, Cl 1A, 0.562%, 05/07/20(a)	683,079	683,933

		2,322,034

		12,279,652

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Ultra-Short Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Agency Collateralized Planned Amortization Class Mortgage Obligations 0.5%
Federal Home Loan Mortgage Corporation
Series 3200, Cl FP, 0.382%, 08/15/36(a)	422,318	419,915

Federal National Mortgage Association
Series 2005-42, Cl PF, 0.379%, 05/25/35(a)	241,486	240,865

		660,780

Commercial Mortgage Backed Securities 15.6%
Banc of America Commercial Mortgage, Inc.
Series 2004-1, Cl A4, 4.760%, 11/10/39	155,738	156,304
Series 2004-3, Cl A5, 5.743%, 06/10/39(a)(b)	1,264,569	1,280,619
Series 2004-6, Cl AJ, 4.870%, 12/10/42(a)(b)	1,535,000	1,585,463
Series 2005-2, Cl AM, 4.913%, 07/10/43(a)	185,000	195,080

		3,217,466

Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Cl A4, 5.201%, 12/11/38	550,000	604,424

COMM 2005-C6 Mortgage Trust
Series 2005-C6, Cl AJ, 5.209%, 06/10/44(a)	405,000	424,152

FDIC Structured Sale Guaranteed Notes
Series 2011-C1, Cl A, 1.840%, 04/25/31(a)(b)(c)	658,360	661,637

Federal National Mortgage Association
Series 2013-M11, Cl A, 1.500%, 01/25/18	2,229,249	2,251,604

GMAC Commercial Mortgage Securities, Inc.
Series 2004-C3, Cl A4, 4.547%, 12/10/41	462,057	463,202

JPMorgan Chase Commercial Mortgage Securities
Series 2004-C1, Cl A3, 4.719%, 01/15/38	415,574	417,992
Series 2004-CBX, Cl A5, 4.654%, 01/12/37(b)	1,031,106	1,033,997

	Shares or Principal Amount($)	Value($)
Commercial Mortgage Backed Securities—continued
Series 2005-LDP1, Cl A2, 4.625%, 03/15/46	135,710	135,830
Series 2005-LDP1, Cl A4, 5.038%, 03/15/46(a)	1,255,000	1,304,678

		2,892,497

JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-CB8, Cl A4, 4.404%, 01/12/39	1,403,563	1,408,659
Series 2005-LDP3, Cl A4A, 4.936%, 08/15/42(a)	320,000	338,857

		1,747,516

LB Commercial Mortgage Trust
Series 1998-C4, Cl G, 5.600%, 10/15/35(c)	509,296	515,751

LB-UBS Commercial Mortgage Trust
Series 2004-C4, Cl A4, 5.710%, 06/15/29(a)	195,000	198,111

LB-UBS Commercial Mortgage Trust 2004-C7
Series 2004-C7, Cl A6, 4.786%, 10/15/29(a)(b)	1,535,000	1,568,793

Merrill Lynch Mortgage Trust
Series 2005-CKI1, Cl A6, 5.457%, 11/12/37(a)	1,515,397	1,614,359

Morgan Stanley Capital I
Series 2004-IQ7, Cl A4, 5.520%, 06/15/38(a)	1,144,402	1,164,088

Wachovia Bank Commercial Mortgage Trust
Series 2005-C20, Cl A7, 5.118%, 07/15/42(a)	380,000	402,514
Series 2005-C22, Cl A4, 5.465%, 12/15/44(a)(b)	1,500,000	1,604,453

		2,006,967

		19,330,567

Whole Loan Collateral Mortgage Obligation 0.3%
Banc of America Mortgage Securities, Inc.
Series 2003-F, Cl 1A1, 2.623%, 07/25/33(a)	393,884	385,655

Total Collateralized Mortgage Obligations (Cost $32,669,480)		32,656,654

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Ultra-Short Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Corporate Bonds 49.9%
Advertising 0.5%
Omnicom Group, Inc., 5.900%, 04/15/16	505,000	564,399

Auto Manufacturers 1.9%
Daimler Finance North America LLC, 0.945%, 08/01/16(a)(c)	960,000	962,160
General Motors Co., 3.500%, 10/02/18(c)	640,000	638,400
Volkswagen International Finance, 0.858%, 04/01/14(a)(c)	725,000	726,374

		2,326,934

Banks 9.7%
Bank of America Corp., 1.070%, 03/22/16, MTN(a)	725,000	727,703
Bank of Nova Scotia, 0.453%, 02/19/15(a)	405,000	405,062
Branch Banking & Trust Co., 0.574%, 09/13/16(a)	900,000	888,890
Capital One Financial Corp., 0.907%, 11/06/15(a)	740,000	742,190
Citigroup, Inc., 6.375%, 08/12/14	990,000	1,037,835
Goldman Sachs Group, Inc. (The), 5.950%, 01/18/18	1,490,000	1,684,303
JPMorgan Chase & Co., 0.882%, 02/26/16, MTN(a)	725,000	726,248
JPMorgan Chase & Co., 6.125%, 06/27/17	825,000	937,253
Morgan Stanley, 1.512%, 02/25/16(a)	720,000	726,327
Morgan Stanley, 5.375%, 10/15/15	465,000	500,030
PNC Funding Corp., 5.400%, 06/10/14(b)	1,365,000	1,410,867
US Bank NA, 0.548%, 10/14/14(a)	560,000	560,468
Wachovia Bank NA, 0.584%, 03/15/16, MTN(a)	1,081,000	1,074,138
Wells Fargo & Co., 1.250%, 07/20/16	700,000	700,307

		12,121,621

Beverages 0.7%
PepsiCo, Inc., 0.472%, 02/26/16(a)	395,000	395,195
SABMiller Holdings, Inc., 0.955%, 08/01/18(a)(c)	450,000	452,773

		847,968

	Shares or Principal Amount($)	Value($)
Chemicals 1.5%
Ecolab, Inc., 2.375%, 12/08/14	735,000	749,055
Sherwin-Williams Co. (The), 3.125%, 12/15/14	1,065,000	1,096,130

		1,845,185

Commercial Services 0.5%
ERAC USA Finance LLC, 1.400%, 04/15/16(c)	165,000	164,249
ERAC USA Finance LLC, 2.250%, 01/10/14(c)	495,000	497,093

		661,342

Computers 0.5%
Hewlett-Packard Co., 3.000%, 09/15/16	555,000	572,853

Distribution/Wholesale 0.6%
Glencore Funding LLC, 1.422%, 05/27/16(a)(c)	745,000	729,535

Diversified Financial Services 7.9%
American Express Credit Corp., 0.774%, 07/29/16(a)	1,175,000	1,178,621
Caterpillar Financial Services Corp., 4.625%, 06/01/15	675,000	718,386
Caterpillar Financial Services Corp., 6.125%, 02/17/14, MTN	605,000	618,097
Ford Motor Credit Co. LLC, 1.516%, 05/09/16, Series FRN(a)	550,000	557,493
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	665,000	728,542
General Electric Capital Corp., 0.919%, 07/12/16, MTN(a)	1,435,000	1,440,124
Hyundai Capital America, 1.875%, 08/09/16(c)	495,000	497,068
John Deere Capital Corp., 2.000%, 01/13/17, MTN(b)	775,000	793,111
Merrill Lynch & Co., Inc., 5.300%, 09/30/15, Series B, MTN	865,000	929,257
TD AMERITRADE Holding Corp., 4.150%, 12/01/14	1,665,000	1,732,592
Woodside Finance Ltd., 4.500%, 11/10/14(c)	665,000	688,211

		9,881,502

Electric 2.7%
Constellation Energy Group, Inc., 4.550%, 06/15/15	695,000	734,601

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Ultra-Short Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Electric—continued
Duke Energy Corp., 6.300%, 02/01/14	390,000	397,223
Duke Energy Ohio, Inc., 0.399%, 03/06/15(a)	280,000	280,086
NextEra Energy Capital Holdings, Inc., 1.611%, 06/01/14(b)	387,000	389,466
NextEra Energy Capital Holdings, Inc., 2.550%, 11/15/13	500,000	501,107
Nisource Finance Corp., 5.400%, 07/15/14	555,000	574,824
PSEG Power LLC, 2.750%, 09/15/16	455,000	473,040

		3,350,347

Electronics 0.6%
Amphenol Corp., 4.750%, 11/15/14	700,000	730,234

Food 2.0%
ConAgra Foods, Inc., 1.300%, 01/25/16	735,000	735,766
General Mills, Inc., 5.200%, 03/17/15	585,000	623,279
Kraft Foods Group, Inc., 1.625%, 06/04/15	610,000	619,504
Mondelez International, Inc., 6.750%, 02/19/14	500,000	511,533

		2,490,082

Gas 0.9%
Consolidated Natural Gas Co., 5.000%, 03/01/14, Series A	525,000	534,707
Sempra Energy, 1.014%, 03/15/14(a)	145,000	145,363
Sempra Energy, 2.000%, 03/15/14	405,000	407,559

		1,087,629

Healthcare-Services 2.0%
Providence Health & Services — Washington, 1.048%, 10/01/16(a)	1,520,000	1,515,087
WellPoint, Inc., 5.000%, 12/15/14	899,000	944,275

		2,459,362

Holding Companies-Diversified 0.5%
EnCana Holdings Finance Corp., 5.800%, 05/01/14	660,000	679,148

	Shares or Principal Amount($)	Value($)
Household Products/Wares 0.4%
Kimberly-Clark Corp., 0.384%, 05/15/16(a)	440,000	440,357

Housewares 0.4%
Newell Rubbermaid, Inc., 2.000%, 06/15/15	520,000	527,199

Insurance 3.4%
Allstate Corp. (The), 5.000%, 08/15/14	644,000	668,934
Assurant, Inc., 5.625%, 02/15/14(b)	360,000	366,808
MetLife, Inc., 2.375%, 02/06/14	600,000	604,293
Metropolitan Life Global Funding I, 0.798%, 07/15/16(a)(c)	1,000,000	1,002,211
Metropolitan Life Global Funding I, 1.700%, 06/29/15(c)	220,000	222,973
Prudential Covered Trust 2012-1, 2.997%, 09/30/15(c)	1,372,750	1,415,808

		4,281,027

Media 2.9%
Comcast Corp., 5.300%, 01/15/14	125,000	126,752
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 4.750%, 10/01/14	475,000	493,670
NBCUniversal Enterprise, Inc., 0.805%, 04/15/16(a)(c)	1,780,000	1,788,953
Time Warner Cable, Inc., 7.500%, 04/01/14	115,000	118,739
Time Warner Cable, Inc., 8.250%, 02/14/14	400,000	410,597
Viacom, Inc., 1.250%, 02/27/15	725,000	726,962

		3,665,673

Mining 1.4%
BHP Billiton Finance USA Ltd., 1.000%, 02/24/15	225,000	226,700
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 03/15/18(c)	735,000	710,337
Rio Tinto Finance USA Ltd., 8.950%, 05/01/14	710,000	744,214

		1,681,251

Oil & Gas 1.6%
BP Capital Markets PLC, 0.880%, 09/26/18(a)	1,450,000	1,450,712

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Ultra-Short Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Oil & Gas—continued
Devon Energy Corp., 5.625%, 01/15/14	500,000	507,438

		1,958,150

Pharmaceuticals 0.9%
McKesson Corp., 0.950%, 12/04/15	185,000	185,179
McKesson Corp., 6.500%, 02/15/14	865,000	883,738

		1,068,917

Pipelines 2.2%
Enbridge, Inc., 0.898%, 10/01/16(a)(d)	195,000	195,173
Energy Transfer Partners LP, 5.950%, 02/01/15	690,000	733,556
Kinder Morgan Energy Partners LP, 5.000%, 12/15/13	79,000	79,684
Kinder Morgan Energy Partners LP, 5.125%, 11/15/14	575,000	602,423
Spectra Energy Capital LLC, 5.500%, 03/01/14	400,000	407,472
Sunoco Logistics Partners Operations LP, 8.750%, 02/15/14	690,000	708,985

		2,727,293

Retail 0.5%
Nordstrom, Inc., 6.750%, 06/01/14	615,000	639,808

Software 0.2%
Fiserv, Inc., 3.125%, 10/01/15	290,000	300,709

Telecommunication Services 3.2%
American Tower Corp., 4.500%, 01/15/18	670,000	707,613
BellSouth Corp., 5.200%, 09/15/14	1,653,000	1,725,499
Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14(b)	1,480,000	1,503,085
Verizon Communications, Inc., 1.782%, 09/15/16(a)	90,000	92,625

		4,028,822

Transportation 0.3%
Burlington Northern Santa Fe LLC, 7.000%, 02/01/14	390,000	397,926

Total Corporate Bonds (Cost $62,140,320)		62,065,273

	Shares or Principal Amount($)	Value($)
Municipal Bond 1.2%
South Carolina 1.2%
South Carolina State Public Service Authority, Series D, RB, 1.283%, 06/01/16(a)	1,490,000	1,493,963

Total Municipal Bond (Cost $1,490,000)		1,493,963

U.S. Government Agency Mortgages 10.1%
Federal Home Loan Mortgage Corporation
Pool #1Q1404, 2.644%, 01/01/37(a)	926,831	989,631
Pool #848852, 2.634%, 08/01/37(a)	1,452,837	1,538,526

		2,528,157

Federal National Mortgage Association
Pool #387206, 5.500%, 01/01/15	1,251,877	1,297,222
Pool #AD0172, 4.757%, 04/01/16	220,110	237,147
Pool #745935, 5.682%, 08/01/16	1,547,017	1,699,418
Pool #745889, 5.970%, 08/01/16	285,247	318,961
Pool #469408, 0.937%, 11/01/18(a)(b)	2,785,000	2,784,823
Pool #635082, 2.249%, 05/01/32(a)	64,750	68,516
Pool #995542, 2.463%, 02/01/36(a)(b)	491,926	519,739
Pool #AL0968, 2.577%, 12/01/36(a)	418,636	444,458
Pool #AD0380, 2.499%, 10/01/37(a)(b)	620,600	656,060
Pool #AL0966, 2.624%, 11/01/37(a)	473,005	503,154
Pool #AL0967, 2.488%, 04/01/38(a)	660,359	699,533
Pool #889807, 2.420%, 08/01/38(a)	786,951	833,180

		10,062,211

Total U.S. Government Agency Mortgages (Cost $12,430,535)		12,590,368

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Ultra-Short Bond Fund — concluded

	Shares or Principal Amount($)	Value($)
Money Market Fund 5.5%
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.00%(e)	6,778,165	6,778,165

Total Money Market Fund (Cost $6,778,165)		6,778,165

Total Investments (Cost $129,088,122) —103.9%		129,158,197
Liabilities in excess of other assets — (3.9)%		(4,818,216)

Net Assets — 100.0%		$124,339,981

(a)	Variable or floating rate security. Rate disclosed is as of September 30, 2013.
(b)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 9.4% of net assets as of September 30, 2013.

(d)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(e)	Rate disclosed, the 7 day net yield, is as of September 30, 2013.

Investment Abbreviations

MTN	—	Medium Term Note
RB	—	Revenue Bond
REMIC	—	Real Estate Mortgage Investment Conduit

At September 30, 2013, the Fund’s open futures contracts was as follows:

Description	Position	Notional Amount	Expiration Month	Contracts	Unrealized Depreciation
U.S. Treasury 5 Year Note	Short	$(5,988,732)	December 2013	50	$(63,612)

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

U.S. Government Securities Fund

	Shares or Principal Amount($)	Value($)
U.S. Treasury Obligations 97.5%
U.S. Treasury Bonds 17.0%
7.125%, 02/15/23	1,376,000	1,915,113
6.000%, 02/15/26	226,000	298,885
4.500%, 02/15/36	1,390,000	1,606,319
2.875%, 05/15/43	1,305,000	1,107,619

		4,927,936

U.S. Treasury Notes 80.5%
0.375%, 03/15/15	3,700,000	3,708,817
0.375%, 11/15/15	6,672,000	6,672,520
0.500%, 06/15/16	650,000	649,390
1.000%, 03/31/17	4,330,000	4,349,957
0.750%, 03/31/18	4,600,000	4,502,250
2.625%, 08/15/20	3,275,000	3,418,026

		23,300,960

Total U.S. Treasury Obligations (Cost $28,093,604)		28,228,896

	Shares or Principal Amount($)	Value($)
Money Market Fund 2.2%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(a)	635,982	635,982

Total Money Market Fund (Cost $635,982)		635,982

Total Investments (Cost $28,729,586) — 99.7%		28,864,878
Other assets in excess of liabilities — 0.3%		83,186

Net Assets — 100.0%		$28,948,064

(a)	Rate disclosed, the 7 day net yield, is as of September 30, 2013.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

U.S. Government Securities Ultra-Short Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Security 0.1%
Student Loan Asset Backed Security 0.1%
SMS Student Loan Trust, Series 1999-B, Cl A2, 0.504%, 04/30/29(a)	1,873,538	1,870,495

Total Asset-Backed Security (Cost $1,869,963)		1,870,495

Collateralized Mortgage Obligations 29.9%
Agency Collateralized Support Class Mortgage Obligations 0.0%(b)
Federal National Mortgage Association
Series 1994-22, Cl F, REMIC, 1.379%, 01/25/24(a)	587,469	598,604

Agency Collateralized Mortgage Obligations 20.6%
Federal Home Loan Bank
Series Y2-2015, Cl 1, 2.600%, 04/20/15	2,528,179	2,590,205

Federal Home Loan Mortgage Corporation
Series 3000, Cl FG, 0.482%, 07/15/25(a)	3,116,157	3,120,065
Series 3065, Cl DF, REMIC, 0.562%, 04/15/35(a)	39,869,287	39,925,861
Series 3135, Cl FC, 0.482%, 04/15/26(a)	2,676,060	2,681,010
Series 3232, Cl KF, 0.632%, 10/15/36(a)(c)	3,809,844	3,816,210
Series 3264, Cl FB, 0.552%, 01/15/37(a)	2,223,548	2,220,704
Series 3320, Cl FC, 0.352%, 05/15/37(a)(c)	6,789,572	6,767,839
Series 3450, Cl AF, 0.892%, 05/15/38(a)(c)	2,606,245	2,620,384
Series 3511, Cl FA, 1.182%, 02/15/39(a)(c)	9,523,959	9,609,456
Series 3574, Cl MA, 4.000%, 09/15/21	2,711,222	2,817,150
Series 3593, Cl F, 0.687%, 03/15/36(a)	6,413,486	6,500,659
Series 3792, Cl DF, REMIC, 0.582%, 11/15/40(a)	4,815,702	4,829,523
Series 3812, Cl BE, 2.750%, 09/15/18	6,397,619	6,530,709
Series 3824, Cl FA, REMIC, 0.332%, 03/15/26(a)	17,674,835	17,647,793
Series K501, Cl A1, 1.337%, 06/25/16	1,982,669	1,999,670

		111,087,033

	Shares or Principal Amount($)	Value($)
Agency Collateralized Mortgage Obligations—continued
Federal National Mortgage Association
Series 2005-40, Cl FB, 0.429%, 05/25/35(a)	2,345,440	2,342,060
Series 2005-92, Cl UF, 0.529%, 10/25/25(a)	2,949,032	2,964,246
Series 2006-84, Cl FQ, 0.729%, 09/25/36(a)(c)	4,267,796	4,287,440
Series 2007-102, Cl FA, 0.749%, 11/25/37(a)(c)	5,417,257	5,434,603
Series 2007-109, Cl NF, 0.729%, 12/25/37(a)(c)	11,519,821	11,576,752
Series 2007-2, Cl FM, 0.429%, 02/25/37(a)	2,080,720	2,074,806
Series 2007-30, Cl WF, 0.419%, 04/25/37(a)	13,298,956	13,273,928
Series 2007-4, Cl DF, 0.624%, 02/25/37(a)(c)	1,557,115	1,551,735
Series 2007-54, Cl KF, 0.489%, 06/25/37(a)	6,341,078	6,312,993
Series 2007-88, CI JF, 0.729%, 04/25/37(a)(c)	8,424,346	8,494,016
Series 2008-18, Cl FE, 0.909%, 03/25/38(a)(c)	3,214,488	3,226,838
Series 2009-37, Cl HA, 4.000%, 04/25/19	245,148	256,021
Series 2010-134, Cl BF, 0.609%, 10/25/40(a)	12,179,838	12,176,976
Series 2010-42, Cl AF, 0.779%, 05/25/40(a)	7,255,614	7,294,279
Series 2011-38, Cl AH, 2.750%, 05/25/20	4,879,638	4,978,972
Series 2011-M1, Cl FA, 0.629%, 06/25/21(a)(c)	48,255,403	47,813,962
Series 2012-142, Cl AC, REMIC, 2.000%, 12/25/42	10,000,000	10,192,830
Series 2012-M11, Cl FA, 0.715%, 08/25/19(a)	18,333,585	18,291,436
Series 2012-M9, Cl ASQ2, 1.513%, 12/25/17	6,770,081	6,731,099

		169,274,992

Mortgage-Linked Amortizing Notes
Series 2012-1, Cl A10, 2.060%, 01/15/22	11,533,401	11,626,141

NCUA Guaranteed Notes
Series 2010-R1, Cl 1A, 0.632%, 10/07/20(a)	26,117,934	26,267,590
Series 2010-R1, Cl 2A, 1.840%, 10/07/20	4,298,535	4,306,617

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

U.S. Government Securities Ultra-Short Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Agency Collateralized Mortgage Obligations—continued
Series 2010-R2, Cl 1A, 0.552%, 11/06/17(a)	22,468,410	22,504,359
Series 2011-C1, Cl 2A, 0.712%, 03/09/21(a)(c)	25,060,608	25,199,895
Series 2011-R1, Cl 1A, 0.632%, 01/08/20(a)	16,924,803	16,857,104
Series 2011-R2, Cl 1A, 0.582%, 02/06/20(a)	30,458,731	30,611,025
Series 2011-R4, Cl 1A, 0.562%, 03/06/20(a)	28,675,862	28,747,265
Series 2011-R5, Cl 1A, 0.562%, 04/06/20(a)	2,398,095	2,403,155
Series 2011-R6, Cl 1A, 0.562%, 05/07/20(a)	10,295,747	10,308,616

		167,205,626

		461,783,997

Agency Collateralized Planned Amortization Class Mortgage Obligations 3.2%
Federal Home Loan Mortgage Corporation
Series 3200, Cl FP, 0.382%, 08/15/36(a)(c)	6,254,664	6,219,081
Series 3925, Cl FD, REMIC, 0.632%, 07/15/40(a)	3,763,476	3,765,372
Series 4080, Cl NF, REMIC, 0.432%, 05/15/32(a)	15,199,635	15,214,029

		25,198,482

Federal National Mortgage Association
Series 2003-73, Cl DF, 0.629%, 10/25/32(a)	2,791,546	2,796,738
Series 2005-42, Cl PF, 0.379%, 05/25/35(a)	3,433,360	3,424,523
Series 2005-57, Cl EG, 0.479%, 03/25/35(a)	2,935,528	2,935,152
Series 2006-123, Cl PF, 0.439%, 01/25/37(a)(c)	9,956,563	9,896,774
Series 2006-79, Cl GF, 0.579%, 08/25/36(a)(c)	20,804,910	20,874,606
Series 2008-24, Cl PF, REMIC, 0.829%, 02/25/38(a)	4,165,783	4,216,084

		44,143,877

Government National Mortgage Association
Series 2009-69, Cl PV, REMIC, 4.000%, 08/20/39	2,058,432	2,181,238

		71,523,597

	Shares or Principal Amount($)	Value($)
Commercial Mortgage Backed Securities 6.1%
FDIC Structured Sale Guaranteed Notes
Series 2011-C1, Cl A, 1.840%, 04/25/31(a)(c)(d)	13,933,408	14,002,769

Federal Home Loan Mortgage Corporation
Series K705, Cl A1, 1.626%, 07/25/18	3,064,064	3,097,392
Series K706, Cl A1, 1.691%, 06/25/18	2,337,333	2,369,116
Series KF01, Cl A, 0.529%, 04/25/19(a)	16,681,008	16,686,345

		22,152,853

Federal National Mortgage Association
Series 2010-M4, Cl A1, 2.520%, 06/25/20	3,025,024	3,121,749
Series 2012-M13, Cl ASQ1, 1.012%, 08/25/17	3,736,306	3,744,671
Series 2012-M17, Cl ASQ2, 0.953%, 11/25/15	25,614,858	25,707,046
Series 2013-M1, Cl ASQ2, 1.074%, 11/25/16	20,000,000	19,900,880
Series 2013-M11, Cl A, 1.500%, 01/25/18	9,974,268	10,074,290
Series 2013-M12, Cl A, 1.532%, 10/25/17(e)	39,405,000	39,397,513

		101,946,149

		138,101,771

Total Collateralized Mortgage Obligations (Cost $671,816,071)		672,007,969

U.S. Government Agency Mortgages 62.1%
Federal Home Loan Mortgage Corporation
Pool #G14516, 3.500%, 05/01/27(c)	13,142,479	13,825,362
Pool #972122, 2.100%, 06/01/33(a)	40,203	41,079
Pool #847615, 2.555%, 07/01/33(a)(c)	6,599,026	7,032,937
Pool #781028, 2.349%, 11/01/33(a)	4,072,041	4,252,121
Pool #1B8683, 2.739%, 04/01/34(a)(c)	19,675,555	20,894,557
Pool #848744, 2.676%, 05/01/34(a)	26,453,834	28,105,777
Pool #847308, 2.443%, 07/01/34(a)	254,040	269,647

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

U.S. Government Securities Ultra-Short Bond Fund — continued

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages—continued
Pool #1B1889, 2.543%, 07/01/34(a)(c)	26,108,049	27,583,898
Pool #847991, 2.351%, 03/01/35(a)	13,597,041	14,396,512
Pool #848736, 2.658%, 05/01/35(a)(c)	42,178,452	44,777,261
Pool #848797, 2.594%, 07/01/35(a)	5,802,707	6,136,321
Pool #1L0256, 2.380%, 11/01/35(a)(c)	5,634,455	5,921,508
Pool #1Q0025, 2.638%, 02/01/36(a)	5,110,119	5,428,251
Pool #1H2602, 2.350%, 03/01/36(a)	5,090,045	5,390,111
Pool #1N0169, 1.998%, 07/01/36(a)	728,344	771,008
Pool #1Q1407, 2.398%, 07/01/36(a)(c)	15,100,951	16,028,572
Pool #848747, 2.668%, 07/01/36(a)	25,283,918	26,965,026
Pool #848795, 2.669%, 10/01/36(a)	2,722,295	2,896,805
Pool #848569, 2.432%, 11/01/36(a)(c)	21,469,483	22,601,834
Pool #848133, 2.760%, 11/01/36(a)	1,862,813	1,978,068
Pool #1G2585, 3.135%, 12/01/36(a)	173,885	185,094
Pool #1Q1404, 2.644%, 01/01/37(a)	17,738,051	18,939,948
Pool #1J0331, 2.837%, 03/01/37(a)	750,088	804,573
Pool #1Q1195, 2.419%, 05/01/37(a)(c)	22,389,251	23,702,592
Pool #848796, 2.682%, 05/01/37(a)(c)	42,816,403	45,437,126
Pool #1Q1282, 2.147%, 07/01/37(a)	5,428,719	5,744,959
Pool #1N1664, 2.400%, 07/01/37(a)	5,779,675	6,164,537
Pool #1J0533, 2.617%, 07/01/37(a)	32,928	35,094
Pool #848852, 2.634%, 08/01/37(a)	31,040,209	32,870,986
Pool #1Q0652, 2.377%, 02/01/38(a)	2,918,842	3,102,278
Pool #1Q1405, 3.140%, 04/01/39(a)	6,130,857	6,540,556
Pool #1Q1420, 2.885%, 09/01/39(a)	24,653,746	26,354,165

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages—continued
Pool #1B4755, 3.517%, 06/01/40(a)(c)	6,146,944	6,507,961

		431,686,524

Federal National Mortgage Association
Pool #555806, 5.259%, 10/01/13	587,336	588,928
Pool #555850, 4.724%, 11/01/13	423,356	423,217
Pool #725324, 5.413%, 11/01/13	12,290	12,284
Pool #386742, 4.870%, 01/01/14	4,636,389	4,692,233
Pool #AD0192, 4.910%, 01/01/14	335,735	335,622
Pool #958216, 5.370%, 01/01/14	2,899,905	2,898,945
Pool #958368, 4.710%, 03/01/14	13,059,913	13,056,848
Pool #386925, 4.360%, 04/01/14	416,605	417,777
Pool #958806, 3.850%, 05/01/14	935,809	938,749
Pool #958789, 3.920%, 06/01/14	8,159,780	8,207,889
Pool #462846, 4.150%, 07/01/14	1,783,080	1,800,282
Pool #AD0173, 3.883%, 08/01/14	1,235,202	1,238,589
Pool #735028, 5.747%, 09/01/14	4,864,861	4,970,772
Pool #735387, 4.908%, 04/01/15	139,177	145,071
Pool #735953, 4.997%, 08/01/15	23,160	24,496
Pool #462011, 5.155%, 08/01/15	139,180	146,177
Pool #465821, 2.900%, 09/01/15	1,046,072	1,080,661
Pool #387590, 4.900%, 09/01/15	1,962,764	2,082,972
Pool #462018, 5.365%, 09/01/15	439,498	464,063
Pool #466111, 2.030%, 10/01/15	11,310,000	11,309,308
Pool #465951, 2.040%, 10/01/15	6,621,541	6,621,115
Pool #465952, 2.040%, 10/01/15	8,371,197	8,370,658

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

U.S. Government Securities Ultra-Short Bond Fund — continued

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages—continued
Pool #466534, 2.040%, 11/01/15	1,295,000	1,324,954
Pool #745100, 4.849%, 11/01/15	7,061,053	7,492,188
Pool #462085, 5.315%, 11/01/15	4,698,634	5,036,909
Pool #387740, 5.245%, 12/01/15	1,153,762	1,242,599
Pool #467123, 2.760%, 01/01/16	12,500,000	12,947,103
Pool #467141, 2.780%, 01/01/16	6,835,987	7,091,159
Pool #467080, 3.090%, 01/01/16	15,270,000	15,864,848
Pool #467200, 3.360%, 01/01/16	4,801,344	4,865,446
Pool #745504, 5.134%, 02/01/16(c)	10,380,088	11,175,856
Pool #745530, 5.273%, 04/01/16	127,223	137,862
Pool #467607, 3.090%, 05/01/16	4,935,781	5,151,633
Pool #745727, 5.261%, 05/01/16	4,727,501	5,069,624
Pool #380240, 6.590%, 05/01/16	849,055	846,271
Pool #468647, 2.260%, 07/01/16(c)	17,930,000	18,516,316
Pool #462237, 5.525%, 07/01/16	157,238	175,022
Pool #745764, 5.724%, 07/01/16	12,360,286	13,673,136
Pool #468795, 2.470%, 08/01/16	15,200,000	15,783,105
Pool #463420, 4.050%, 09/01/16	6,349,264	6,560,668
Pool #888015, 5.537%, 11/01/16	525,405	580,394
Pool #469673, 2.080%, 12/01/16	5,135,000	5,277,236
Pool #470340, 2.090%, 01/01/17	4,523,829	4,648,072
Pool #735745, 4.992%, 01/01/17	74,112	77,083
Pool #874903, 5.520%, 05/01/17	971,637	1,089,520
Pool #889232, 5.495%, 06/01/17	3,029,648	3,406,191
Pool #888969, 5.932%, 11/01/17	3,069,708	3,538,969

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages—continued
Pool #467288, 2.800%, 03/01/18	1,070,115	1,119,149
Pool #AM3464, 1.180%, 05/01/18	17,165,000	16,719,627
Pool #AM3462, 1.360%, 05/01/18	11,920,172	11,610,527
Pool #AL0561, 3.738%, 06/01/18	14,713,464	16,000,245
Pool #469334, 0.617%, 10/01/18(a)	12,790,000	12,783,567
Pool #469482, 1.017%, 10/01/18(a)	13,420,000	13,418,857
Pool #469408, 0.937%, 11/01/18(a)(c)	38,075,000	38,072,585
Pool #AM1828, 0.487%, 12/01/19(a)	17,500,000	17,472,524
Pool #466804, 0.767%, 12/01/20(a)	13,370,000	13,358,915
Pool #470556, 0.887%, 12/01/20(a)	21,070,000	21,052,014
Pool #469856, 0.977%, 12/01/21(a)(c)	17,690,000	17,693,956
Pool #AM0400, 0.667%, 08/01/22(a)	17,500,000	17,498,039
Pool #AM1102, 0.482%, 10/01/22(a)	26,750,000	26,645,430
Pool #AM1444, 0.452%, 11/01/22(a)	13,032,434	12,982,426
Pool #AM1796, 0.487%, 12/01/22(a)	19,623,653	19,550,386
Pool #AM2292, 0.537%, 01/01/23(a)	37,277,234	37,248,563
Pool #AM2923, 0.527%, 04/01/23(a)	17,335,000	17,321,168
Pool #AP6765, 2.500%, 09/01/27	4,798,377	4,832,629
Pool #AP6769, 2.500%, 09/01/27	1,944,731	1,958,610
Pool #AP6771, 2.500%, 10/01/27	2,879,803	2,898,558
Pool #635082, 2.249%, 05/01/32(a)	73,669	77,953
Pool #604921, 2.123%, 10/01/32(a)	92,140	97,608
Pool #671993, 2.481%, 12/01/32(a)	14,214	14,537
Pool #AE0044, 1.797%, 03/01/33(a)	2,232,451	2,405,552
Pool #689966, 2.260%, 04/01/33(a)	885,874	938,616

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

U.S. Government Securities Ultra-Short Bond Fund — continued

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages—continued
Pool #555468, 2.362%, 05/01/33(a)	237,030	250,492
Pool #711466, 2.755%, 05/01/33(a)	31,311	31,436
Pool #733703, 2.249%, 08/01/33(a)	3,137,732	3,365,688
Pool #555756, 2.430%, 08/01/33(a)	2,442,824	2,594,469
Pool #725126, 2.709%, 12/01/33(a)	2,322,745	2,460,058
Pool #793025, 1.941%, 07/01/34(a)	924,580	983,004
Pool #AL0222, 2.322%, 07/01/34(a)	15,989,331	16,929,894
Pool #801510, 1.909%, 08/01/34(a)	1,505,416	1,569,984
Pool #794939, 1.760%, 10/01/34(a)	27,879	28,898
Pool #745707, 2.446%, 12/01/34(a)	12,291,115	12,980,693
Pool #AD0064, 1.953%, 01/01/35(a)	15,164,463	16,064,067
Pool #805338, 2.280%, 01/01/35(a)	157,274	164,908
Pool #813718, 2.321%, 01/01/35(a)	11,876,807	12,508,864
Pool #809384, 2.340%, 01/01/35(a)	400,489	424,371
Pool #809772, 2.334%, 02/01/35(a)(c)	290,930	305,034
Pool #820598, 1.827%, 03/01/35(a)	759,790	803,016
Pool #814686, 2.100%, 03/01/35(a)	201,821	205,321
Pool #735545, 2.470%, 03/01/35(a)	3,748,908	3,992,241
Pool #995609, 2.615%, 04/01/35(a)	2,973,197	3,163,489
Pool #822302, 2.705%, 05/01/35(a)	5,152,111	5,473,368
Pool #821373, 2.340%, 06/01/35(a)	919,989	967,124
Pool #735766, 2.243%, 07/01/35(a)	1,061,197	1,138,856
Pool #735810, 2.917%, 08/01/35(a)	1,507,441	1,605,429
Pool #817467, 1.913%, 09/01/35(a)	3,887,598	4,118,868
Pool #829334, 2.357%, 09/01/35(a)	78,589	82,726

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages—continued
Pool #AL0505, 2.430%, 11/01/35(a)	14,139,133	14,907,470
Pool #AD0377, 1.964%, 01/01/36(a)	3,115,658	3,301,060
Pool #995540, 2.300%, 01/01/36(a)(c)	9,746,923	10,327,357
Pool #888722, 2.385%, 01/01/36(a)	2,839,281	2,958,695
Pool #995542, 2.434%, 02/01/36(a)	5,824,398	6,153,708
Pool #AE0329, 2.248%, 06/01/36(a)	2,171,450	2,295,073
Pool #AL2202, 2.545%, 06/01/36(a)	14,004,410	14,844,262
Pool #AL0854, 2.603%, 06/01/36(a)	8,802,421	9,312,263
Pool #AL1535, 2.668%, 06/01/36(a)(c)	23,436,338	25,002,443
Pool #888859, 2.525%, 10/01/36(a)(c)	1,058,923	1,108,591
Pool #745975, 2.256%, 11/01/36(a)	3,295,233	3,501,474
Pool #AA3517, 2.331%, 11/01/36(a)	8,357,562	8,831,842
Pool #903166, 2.400%, 11/01/36(a)	3,187,836	3,375,823
Pool #917290, 2.421%, 11/01/36(a)	4,163,042	4,396,314
Pool #909313, 1.963%, 12/01/36(a)	1,658,542	1,754,208
Pool #AL0968, 2.546%, 12/01/36(a)	21,904,109	23,255,190
Pool #905857, 2.735%, 12/01/36(a)	165,059	176,607
Pool #888180, 2.542%, 01/01/37(a)	3,305,137	3,473,365
Pool #906216, 2.555%, 01/01/37(a)	2,483,879	2,659,944
Pool #535990, 2.368%, 04/01/37(a)	766,332	815,974
Pool #AA3518, 2.372%, 05/01/37(a)	10,123,714	10,699,379
Pool #AL0872, 1.992%, 07/01/37(a)	4,941,504	5,236,860
Pool #AL0960, 2.512%, 07/01/37(a)(c)	22,842,810	24,115,955
Pool #995059, 2.415%, 08/01/37(a)	2,061,306	2,190,959
Pool #AL1306, 2.507%, 09/01/37(a)	9,647,276	10,210,122

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

U.S. Government Securities Ultra-Short Bond Fund — concluded

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages—continued
Pool #AE0427, 2.337%, 10/01/37(a)	8,507,916	9,012,611
Pool #AD0380, 2.499%, 10/01/37(a)	11,805,582	12,480,138
Pool #AE0332, 2.516%, 11/01/37(a)	7,875,186	8,316,886
Pool #AL0966, 2.624%, 11/01/37(a)	7,508,011	7,986,564
Pool #AL0967, 2.488%, 04/01/38(a)	20,923,465	22,164,710
Pool #889807, 2.420%, 08/01/38(a)	11,641,623	12,325,503
Pool #AL0270, 2.458%, 08/01/38(a)	17,851,815	18,879,103
Pool #AE0107, 2.496%, 10/01/38(a)	4,356,928	4,658,082
Pool #AE0279, 2.535%, 11/01/38(a)	1,865,803	1,987,017
Pool #AE0057, 2.753%, 02/01/39(a)	7,003,002	7,476,017
Pool #AE0066, 2.291%, 09/01/39(a)(c)	22,556,387	23,873,640
Pool #725874, 2.348%, 09/01/39(a)	98,692	104,444

		961,552,812

NCUA Guaranteed Notes Trust 2010-A1
Series 2010-A1, Cl A, 0.532%, 12/07/20(a)	2,329,841	2,332,310

Total U.S. Government Agency Mortgages (Cost $1,375,585,442)		1,395,571,646

	Shares or Principal Amount($)	Value($)
Money Market Fund 7.7%
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.00%(f)	172,606,641	172,606,641

Total Money Market Fund (Cost $172,606,641)		172,606,641

Total Investments (Cost $2,221,878,117) — 99.8%		2,242,056,751
Other assets in excess of liabilities — 0.2%		5,240,469

Net Assets — 100.0%		$2,247,297,220

(a)	Variable or floating rate security. Rate disclosed is as of September 30, 2013.

(b)	Less than 0.05% of Net Assets.

(c)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(d)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 0.6% of net assets as of September 30, 2013.

(e)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(f)	Rate disclosed, the 7 day net yield, is as of September 30, 2013.

Investment Abbreviations

CMO	—	Collateralized Mortgage Obligations.
REMIC	—	Real Estate Mortgage Investment Conduit

Open Futures Contracts

At September 30, 2013, the Fund’s open futures contracts was as follows:

Description	Position	Notional Amount	Expiration Month	Contracts	Unrealized Depreciation
U.S. Treasury 10 Year Note	Short	$(24,853,991)	December 2013	200	$(424,134)
U.S. Treasury 5 Year Note	Short	(35,872,394)	December 2013	300	(441,669)

					$(865,803)

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Virginia Intermediate Municipal Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 97.3%
Alabama 0.4%
Birmingham, Series A, GO, 0.000%, 03/01/32(a)	645,000	558,809

California 3.9%
California State, GO, 5.000%, 02/01/20	1,945,000	2,301,538
California State, GO, 5.000%, 09/01/33	3,250,000	3,407,917

		5,709,455

District of Columbia 4.8%
Metropolitan Washington D.C. Airports Authority, Airport System, Series A, RB, 5.000%, 10/01/29	2,500,000	2,647,375
Metropolitan Washington D.C. Airports Authority, Airport System, Series B, RB, 5.000%, 10/01/26, BHAC	2,175,000	2,388,063
Washington D.C. Metropolitan Area Transit Authority, Gross Revenue, Series A, RB, 5.125%, 07/01/32	2,000,000	2,115,540

		7,150,978

North Carolina 0.7%
North Carolina State Capital Facilities Finance Agency, Educational Facilities, RB, 5.000%, 05/01/32	1,030,000	1,032,534

Virginia 87.5%
Arlington County, GO, 5.000%, 03/15/15, State Aid Withholding	4,500,000	4,811,220
Arlington County, Series A, GO, 5.000%, 08/01/22, State Aid Withholding	1,500,000	1,808,385
Bedford County Economic Development Authority, Public Facilities Lease, RB, 5.250%, 05/01/24, NATL-RE	255,000	279,521
Fairfax County Economic Development Authority, RB, 5.000%, 08/01/22	3,700,000	4,207,270
Fairfax County Industrial Development Authority, RB, 5.000%, 05/15/37	2,810,000	2,861,086
Fairfax County Industrial Development Authority, Series D, RB, 5.000%, 05/15/27	1,300,000	1,399,515

	Shares or Principal Amount($)	Value($)
Virginia—continued
Fauquier County, GO, 5.000%, 07/01/19, Pre-refunded 07/01/2016 @ 100, NATL-RE	2,100,000	2,350,026
Greater Richmond Convention Center Authority, Hotel Tax, RB, 5.000%, 06/15/16, NATL-RE	2,855,000	3,045,486
Hampton Roads Sanitation District Wastewater, RB, 5.000%, 04/01/23	1,060,000	1,196,125
Hampton Roads Sanitation District Wastewater, RB, 5.000%, 04/01/24	2,425,000	2,730,865
Hanover County Development Authority, Regional Medical Care Project, RB, 6.375%, 08/15/18, NATL-RE	4,155,000	4,570,458
James City County Economic Development Authority, Public Facility Project, RB, 5.000%, 06/15/21, AGM	2,215,000	2,503,526
Loudoun County, Series B, GO, 5.000%, 11/01/20	1,000,000	1,177,640
Loudoun County Industrial Development Authority, Series A, RB, 5.000%, 06/01/31	2,145,000	2,267,930
Loudoun County Sanitation Authority, RB, 5.000%, 01/01/21	1,125,000	1,340,888
Loudoun County Sanitation Authority, RB, 5.000%, 01/01/22	1,130,000	1,351,536
Loudoun County Sanitation Authority, Water & Sewage, RB, 5.000%, 01/01/21	2,460,000	2,932,074
New Kent County Economic Development Authority, School & Governmental Projects, RB, 5.000%, 02/01/18, AGM	2,225,000	2,472,665
Newport News, GO, 5.250%, 07/01/15, State Aid Withholding	3,000,000	3,256,080
Pittsylvania County, GO, 5.000%, 03/01/21	1,000,000	1,148,630
Pittsylvania County, Series B, GO, 5.000%, 03/01/22	1,000,000	1,134,230

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Virginia Intermediate Municipal Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Virginia—continued
Portsmouth, Series D, GO, 5.000%, 07/15/23	1,250,000	1,431,525
Richmond, GO, 5.000%, 07/15/24, Pre-refunded 07/15/2016 @ 100, AGM	1,435,000	1,608,879
Richmond, Series A, GO, 5.000%, 03/01/31, State Aid Withholding	1,000,000	1,093,280
Richmond, Series A, GO, 5.000%, 03/01/32, State Aid Withholding	1,700,000	1,845,758
Richmond Industrial Development Authority, Government Facilities, RB, 5.000%, 07/15/18, AMBAC	1,795,000	1,954,881
Roanoke, Series B, GO, 5.000%, 02/01/24, Pre-refunded 02/01/2015 @ 101, State Aid Withholding	2,500,000	2,682,775
Roanoke Economic Development Authority, Hospital Revenue, RB, 5.000%, 07/01/27	1,000,000	1,055,030
Smyth County Industrial Development Authority, Mountain States Health Alliance, RB, 5.000%, 07/01/23	1,000,000	1,054,670
Suffolk, GO, 5.000%, 06/01/20, State Aid Withholding	1,545,000	1,830,099
Tobacco Settlement Financing Corp., RB, 5.500%, 06/01/26, MSF	3,440,000	3,646,125
Virginia Beach, Public Improvement, Series C, GO, 5.000%, 09/15/16	2,325,000	2,619,159
Virginia College Building Authority, Educational Facilities Project, Series A, RB, 5.000%, 02/01/25	1,800,000	2,093,130
Virginia College Building Authority, Educational Facilities Project, Series A, RB, 5.000%, 02/01/26	2,750,000	3,117,070
Virginia College Building Authority, Educational Facilities Project, Series B, RB, 5.000%, 03/01/21	1,450,000	1,721,875

	Shares or Principal Amount($)	Value($)
Virginia—continued
Virginia College Building Authority, Educational Facilities Project, Washington & Lee University, RB, 5.375%, 01/01/21, MSF	3,950,000	4,578,010
Virginia College Building Authority, Public Higher Educational Financing Program, Series A, RB, 5.000%, 09/01/17, State Aid Withholding	3,000,000	3,341,910
Virginia Commonwealth Transportation Board, RB, 5.000%, 05/15/20, ST APPROP	1,580,000	1,872,964
Virginia Commonwealth Transportation Board, RB, 5.000%, 05/15/21	3,500,000	4,159,085
Virginia Commonwealth Transportation Board, RB, 5.000%, 05/15/25, ST APPROP	2,750,000	3,107,665
Virginia Commonwealth University, Health System Authority, RB, 5.000%, 07/01/30	1,460,000	1,508,195
Virginia Housing Development Authority, Commonwealth Mortgage, Series A-1, RB, 3.650%, 01/01/18, GO of Authority	1,205,000	1,289,205
Virginia Housing Development Authority, Commonwealth Mortgage, Series E, RB, 6.000%, 07/01/25, GO of Authority	1,990,000	2,152,105
Virginia Public Building Authority Facilities, Series B, RB, 5.000%, 08/01/20, ST APPROP	4,000,000	4,676,400
Virginia Public School Authority, RB, 5.000%, 08/01/22, State Aid Withholding	3,000,000	3,566,820
Virginia Public School Authority, Series A, RB, 5.000%, 08/01/27, State Aid Withholding	6,060,000	6,820,530
Virginia Public School Authority, School Financing, RB, 5.000%, 07/15/26, State Aid Withholding	2,000,000	2,238,940

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Virginia Intermediate Municipal Bond Fund — concluded

	Shares or Principal Amount($)	Value($)
Virginia—continued
Virginia Resources Authority Clean Water, Revolving Fund, RB, 5.000%, 10/01/16	2,030,000	2,290,205
Virginia Resources Authority Infrastructure, Pooled Financing Program, Series A, RB, 5.000%, 11/01/18	2,775,000	3,259,709
Virginia Resources Authority Infrastructure, Pooled Financing Program, Series A, RB, 5.000%, 11/01/28	3,300,000	3,715,140
Virginia Resources Authority Infrastructure, Pooled Financing Program, Series B, RB, 5.000%, 11/01/20	305,000	361,724
Virginia State, Series A, GO, 5.000%, 06/01/19, Pre-refunded 06/01/2014 @ 100	3,170,000	3,271,757

		128,809,776

Total Municipal Bonds (Cost $137,186,729)		143,261,552

	Shares or Principal Amount($)	Value($)
Money Market Fund 1.9%
Federated Virginia Municipal Cash Trust, Institutional Share, 0.01%(b)	2,830,406	2,830,406

Total Money Market Fund (Cost $2,830,406)		2,830,406

Total Investments (Cost $140,017,135) — 99.2%		146,091,958
Other assets in excess of liabilities — 0.8%		1,184,998

Net Assets — 100.0%		$147,276,956

(a)	Step bond. The rate shown is the rate in effect as of September 30, 2013.

(b)	Rate disclosed, the 7 day net yield, is as of September 30, 2013.

Investment Abbreviations

AGM	—	Security guaranteed by Assured Guaranty Municipal Corporation
AMBAC	—	Security guaranteed by American Municipal Bond Assurance Corporation
BHAC	—	Security guaranteed by Berkshire Hathaway Assurance Corporation
GO	—	General Obligation
MSF	—	Mandatory Sinking Fund
NATL-RE	—	Reinsurance provided by National Public Finance Guarantee Corporation
RB	—	Revenue Bond
ST APPROP	—	State Appropriation

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

	Core Bond Fund	Corporate Bond Fund	Georgia Tax-Exempt Bond Fund	High Grade Municipal Bond Fund	High Income Fund
Assets:
Total Investments, at Cost	$289,976,626	$62,325,805	$130,242,647	$55,969,195	$956,264,308

Total Investments, at Value*	$290,532,683	$61,416,459	$133,666,855	$58,678,489	$964,175,005
Cash	—	—	—	—	97,623
Cash Collateral on Deposit at Broker for Swaps	—	—	—	—	348
Interest and Dividends Receivable	1,355,532	616,482	1,515,055	684,339	14,113,525
Securities Lending Income Receivable	1,846	955	—	—	16,868
Receivable for Capital Shares Issued	193,421	1,158	708	13,885	885,899
Receivable for Investment Securities Sold	3,823,157	2,846,982	—	2,526,025	19,827,073
Receivable for Investment Securities Sold on a When-issued Basis	1,393,813	—	—	2,186,160	9,187,710
Receivable from Investment Adviser	—	461	—	2,100	3,595
Receivable for Variation Margin on Centrally Cleared Swaps	—	—	—	—	7,147
Prepaid Expenses and Other Assets	34,601	18,849	12,673	23,077	61,392

Total Assets	297,335,053	64,901,346	135,195,291	64,114,075	1,008,376,185

Liabilities:
Payable for Investment Securities Purchased	5,583,793	2,538,655	—	—	17,876,202
Payable for Investment Securities Purchased on a When-issued Basis	6,703,516	478,698	1,432,122	4,951,990	50,210,619
Payable for Capital Shares Redeemed	279,007	67,550	4,745	182,844	2,963,693
Payable Upon Return of Securities Loaned	2,522,100	488,400	—	—	84,934,056
Income Distributions Payable	104,579	18,563	320,392	84,230	468,869
Investment Advisory Fees Payable	57,963	20,072	54,894	24,195	367,924
Compliance and Fund Services Fees Payable	6,583	1,154	2,486	1,052	14,263
Distribution and Service Fees Payable	6,553	9,597	519	1,111	44,643
Other Accrued Expenses	105,823	25,875	16,515	11,368	324,389

Total Liabilities	15,369,917	3,648,564	1,831,673	5,256,790	157,204,658

Total Net Assets	$281,965,136	$61,252,782	$133,363,618	$58,857,285	$851,171,527

Net Assets Consist of:
Capital	$281,168,345	$60,391,062	$133,705,053	$56,589,136	$827,396,071
Accumulated Net Investment Income (Loss)	(1,179,265)	(192,922)	190,618	(7,141)	(684,905)
Accumulated Net Realized Gain (Loss) from Investments and Swap Transactions	1,419,999	1,963,988	(3,956,261)	(434,004)	16,904,662
Net Unrealized Appreciation (Depreciation) on Investments and Swaps	556,057	(909,346)	3,424,208	2,709,294	7,555,699

Net Assets	$281,965,136	$61,252,782	$133,363,618	$58,857,285	$851,171,527

Net Assets:
I Shares	$258,074,230	$49,093,162	$129,084,169	$49,852,843	$676,319,646
A Shares	19,469,965	962,236	4,279,449	9,004,442	153,140,329
C Shares	—	11,197,384	—	—	—
R Shares	4,420,941	—	—	—	21,711,552
Shares Outstanding (unlimited number of shares authorized, no par value)
I Shares	23,883,981	5,573,592	12,590,777	4,306,074	94,763,916
A Shares	1,802,009	108,761	416,740	777,418	21,439,156
C Shares	—	1,271,270	—	—	—
R Shares	408,844	—	—	—	3,040,576
Net Asset Value and Redemption Price Per Share:
I Shares	$10.81	$8.81	$10.25	$11.58	$7.14
A Shares	10.80	8.85	10.27	11.58	7.14
C Shares(a)	—	8.81	—	—	—
R Shares	10.81	—	—	—	7.14
Offering Price per Share (100%/(100%-maximum sales charge x net asset value) of net asset value adjusted to the nearest cent):
A Shares	$11.34	$9.29	$10.78	$12.16	$7.50
Maximum Sales Charge — A Shares	4.75%	4.75%	4.75%	4.75%	4.75%

*	Investments include securities on loan of $2,455,570, $474,144, $—, $— and $82,632,675, respectively.

(a)	Redemption price per share varies based on length of time shares are held.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

	Intermediate Bond Fund	Investment Grade Tax-Exempt Bond Fund	Limited Duration Fund	Limited-Term Federal Mortgage Securities Fund	North Carolina Tax-Exempt Bond Fund
Assets:
Total Investments, at Cost	$493,611,409	$752,250,791	$6,776,912	$12,841,324	$46,690,331

Total Investments, at Value*	$494,477,656	$779,993,191	$6,790,380	$12,969,043	$47,562,850
Interest and Dividends Receivable	1,698,384	9,228,863	1,574	40,017	660,329
Securities Lending Income Receivable	5,305	—	—	—	—
Receivable for Capital Shares Issued	147,630	332,478	—	478	176
Receivable for Investment Securities Sold	10,206,239	21,447,507	—	—	—
Receivable for Investment Securities Sold on a When-issued Basis	—	—	—	214,420	—
Receivable from Investment Adviser	—	3,306	978	5,371	—
Prepaid Expenses and Other Assets	42,981	37,654	5,275	21,823	8,358

Total Assets	506,578,195	811,042,999	6,798,207	13,251,152	48,231,713

Liabilities:
Payable for Investment Securities Purchased	10,288,034	21,735,608	159,848	—	—
Payable for Investment Securities Purchased on a When-issued Basis	1,067,327	18,378,313	—	273,154	509,738
Payable for Capital Shares Redeemed	1,098,161	904,150	—	10,580	530
Payable upon Return of Securities Loaned	8,579,495	—	—	—	—
Income Distributions Payable	230,683	620,509	871	2,128	96,983
Investment Advisory Fees Payable	102,091	307,597	545	5,705	19,385
Compliance and Fund Services Fees Payable	15,506	15,650	122	297	861
Distribution and Service Fees Payable	1,239	7,840	—	4,582	103
Other Accrued Expenses	190,440	234,924	4,514	9,563	8,068

Total Liabilities	21,572,976	42,204,591	165,900	306,009	635,668

Total Net Assets	$485,005,219	$768,838,408	$6,632,307	$12,945,143	$47,596,045

Net Assets Consist of:
Capital	$470,671,259	$740,656,550	$8,065,786	$25,233,516	$46,770,848
Accumulated Net Investment Income (Loss)	(1,266,051)	(227,804)	1,036	(98,595)	(63,090)
Accumulated Net Realized Gain (Loss) from Investments Transactions	14,733,764	667,262	(1,447,983)	(12,317,497)	15,768
Net Unrealized Appreciation on Investments	866,247	27,742,400	13,468	127,719	872,519

Net Assets	$485,005,219	$768,838,408	$6,632,307	$12,945,143	$47,596,045

Net Assets:
I Shares	$479,181,570	$736,894,032	$6,632,307	$5,796,694	$46,746,885
A Shares	5,796,764	31,944,376	—	1,953,622	849,160
C Shares	—	—	—	5,194,827	—
R Shares	26,885	—	—	—	—
Shares Outstanding (unlimited number of shares authorized, no par value)
I Shares	47,435,537	61,342,090	676,440	532,138	4,592,019
A Shares	573,471	2,656,032	—	179,714	83,627
C Shares	—	—	—	476,906	—
R Shares	2,661	—	—	—	—
Net Asset Value and Redemption Price Per Share:
I Shares	$10.10	$12.01	$9.80	$10.89	$10.18
A Shares	10.11	12.03	—	10.87	10.15
C Shares(a)	—	—	—	10.89	—
R Shares	10.10	—	—	—	—
Offering Price per Share (100%/(100%-maximum sales charge x net asset value) of net asset value adjusted to the nearest cent):
A Shares	$10.61	$12.63	$ —	$11.15	$10.66
Maximum Sales Charge — A Shares	4.75%	4.75%	—	2.50%	4.75%

*	Investments include securities on loan of $8,361,404, $—, $—, $— and $—, respectively.

(a)	Redemption price per share varies based on length of time shares are held.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

	Seix Floating Rate High Income Fund	Seix High Yield Fund	Short-Term Bond Fund	Short-Term Municipal Bond Fund	Short-Term U.S. Treasury Securities Fund
Assets:
Total Investments, at Cost	$9,085,656,475	$1,814,083,747	$62,596,858	$22,727,362	$10,168,783

Total Investments, at Value*	$9,088,481,082	$1,852,633,181	$63,138,768	$22,824,164	$10,225,965
Cash	—	429,965	71,095	—	—
Cash Collateral on Deposit at Broker for Swaps		810
Interest Receivable	33,282,339	25,491,796	353,712	162,482	51,228
Securities Lending Income Receivable	—	29,631	—	—	—
Receivable for Capital Shares Issued	22,241,710	1,132,209	29,159	25,087	38,324
Receivable for Investment Securities Sold	24,571,805	36,697,399	—	499,207	—
Receivable for Investment Securities Sold on a When-issued Basis	227,463,865	13,382,529	—	—	—
Receivable from Investment Adviser	—	482	104	2,823	5,837
Receivable for Variation Margin on Centrally Cleared Swaps	—	20,667	—	—	—
Prepaid Expenses and Other Assets	227,320	70,351	22,695	17,062	20,912

Total Assets	9,396,268,121	1,929,889,020	63,615,533	23,530,825	10,342,266

Liabilities:
Payable for Investment Securities Purchased	126,561,478	46,943,117	—	578,475	—
Payable for Investment Securities Purchased on a When-issued Basis	1,188,634,996	77,031,810	110,000	1,770,303	—
Payable for Capital Shares Redeemed	9,796,034	4,928,376	233,837	3,146	8,797
Payable Upon Return of Securities Loaned	—	98,879,648	—	—	—
Income Distributions Payable	8,724,482	5,549,317	42,841	2,576	142
Investment Advisory Fees Payable	2,611,222	582,407	21,151	5,831	3,011
Compliance and Fund Services Fees Payable	99,891	28,616	1,510	257	190
Distribution and Service Fees Payable	98,343	11,513	2,143	542	2,783
Other Accrued Expenses	1,754,570	384,758	18,950	7,809	8,465

Total Liabilities	1,338,281,016	234,339,562	430,432	2,368,939	23,388

Total Net Assets	$8,057,987,105	$1,695,549,458	$63,185,101	$21,161,886	$10,318,878

Net Assets Consist of:
Capital	$8,099,475,136	$1,600,701,739	$64,414,482	$21,034,981	$10,243,358
Accumulated Net Investment Income (Loss)	3,826,436	(1,069,969)	(10,614)	(1,450)	(100)
Accumulated Net Realized Gain (Loss) from Investments and Swap Transactions	(48,139,074)	57,166,160	(1,760,677)	31,553	18,438
Net Unrealized Appreciation on Investments and Swaps	2,824,607	38,751,528	541,910	96,802	57,182

Net Assets	$8,057,987,105	$1,695,549,458	$63,185,101	$21,161,886	$10,318,878

Net Assets:
I Shares	$7,807,672,043	$1,627,041,998	$58,578,226	$16,725,659	$2,166,726
A Shares	182,331,910	66,908,216	2,531,901	4,436,227	2,420,131
C Shares	67,983,152	—	2,074,974	—	5,732,021
R Shares	—	1,599,244	—	—	—
Shares Outstanding (unlimited number of shares authorized, no par value)
I Shares	868,631,629	163,197,979	5,893,680	1,681,503	219,836
A Shares	20,288,372	6,864,714	254,064	446,077	245,867
C Shares	7,561,691	—	208,305	—	582,721
R Shares	—	160,513	—	—	—
Net Asset Value and Redemption Price Per Share:
I Shares	$8.99	$9.97	$9.94	$9.95	$9.86
A Shares	8.99	9.75	9.97	9.94	9.84
C Shares(a)	8.99	—	9.96	—	9.84
R Shares	—	9.96	—	—	—
Offering Price per Share (100%/(100%-maximum sales charge x net asset value) of net asset value adjusted to the nearest cent):
A Shares	$9.22	$10.24	$10.23	$10.19	$10.09
Maximum Sales Charge — A Shares	2.50%	4.75%	2.50%	2.50%	2.50%

*	Investments include securities on loan of $—, $96,740,174, $—, $— and $—, respectively.

(a)	Redemption price per share varies based on length of time shares are held.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

	Total Return Bond Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	U.S. Government Securities Ultra-Short Bond Fund	Virginia Intermediate Municipal Bond Fund
Assets:
Total Investments, at Cost	$1,266,789,926	$129,088,122	$28,729,586	$2,221,878,117	$140,017,135

Total Investments, at Value*	$1,267,244,101	$129,158,197	$28,864,878	$2,242,056,751	$146,091,958
Cash	481,017	102,516	—	39,446,143	—
Cash Collateral on Deposit at Broker for Futures	—	1,527,425	—	2,113,680	—
Cash Collateral on Deposit at Broker for Swaps	38	—	—	—	—
Interest and Dividends Receivable	5,948,946	547,211	58,630	3,818,088	1,663,801
Securities Lending Income Receivable	8,014	—	—	—	—
Closed Swap Contracts, at Value	494,694	—	—	—	—
Receivable for Capital Shares Issued	2,690,552	450,757	69,165	1,858,319	31,600
Receivable for Investment Securities Sold	14,666,931	1,290,179	—	6,232,603	1,089,623
Receivable for Investment Securities Sold on a When-issued Basis	12,612,543	—	—	—	—
Receiveable for Interest on Open Swap Contracts	3,986
Unrealized Appreciation on Forward Foreign Currency Contracts	702,825	—	—	—	—
Receivable from Investment Adviser	2,100	—	5,028	—	—
Receivable for Variation Margin on Centrally Cleared Swaps	24,771	—	—	—	—
Prepaid Expenses and Other Assets	61,726	14,351	21,869	91,646	14,927

Total Assets	1,304,942,244	133,090,636	29,019,570	2,295,617,230	148,891,909

Liabilities:
Payable for Investment Securities Purchased	27,724,740	8,399,260	—	—	1,201,322
Payable for Investment Securities Purchased on a When-issued Basis	34,783,831	195,000	—	39,446,143	—
Depreciated Swap Contracts, at Value	498,680	—	—	—	—
Payable for Capital Shares Redeemed	2,876,383	29,931	38,735	6,917,741	16,007
Payable upon Return of Securities Loaned	8,876,500	—	—	—	—
Income Distributions Payable	124,032	23,766	539	92,924	316,283
Unrealized Depreciation on Forward Foreign Currency Contracts	572,585	—	—	—	—
Unrealized Depreciation on Futures Contracts	—	63,612	—	865,803	—
Investment Advisory Fees Payable	241,790	21,230	12,065	345,118	60,264
Compliance and Fund Services Fees Payable	22,503	2,224	627	38,739	2,558
Distribution and Service Fees Payable	38,497	—	1,618	—	1,104
Other Accrued Expenses	363,266	15,632	17,922	613,542	17,415

Total Liabilities	76,122,807	8,750,655	71,506	48,320,010	1,614,953

Total Net Assets	$1,228,819,437	$124,339,981	$28,948,064	$2,247,297,220	$147,276,956

Net Assets Consist of:
Capital	$1,237,000,885	$127,580,940	$28,879,734	$2,245,734,794	$141,664,996
Accumulated Net Investment Income (Loss)	(921,833)	(67,335)	(77)	(4,154,852)	19,429
Accumulated Net Realized Loss from Investments, Futures, Swap and Foreign Currency Transactions	(7,752,623)	(3,180,088)	(66,885)	(13,595,553)	(482,292)
Net Unrealized Appreciation on Investments, Futures, Swaps and Foreign Currencies	493,008	6,464	135,292	19,312,831	6,074,823

Net Assets	$1,228,819,437	$124,339,981	$28,948,064	$2,247,297,220	$147,276,956

Net Assets:
I Shares	$1,110,056,344	$124,339,981	$26,287,472	$2,247,297,220	$138,197,057
A Shares	43,698,054	—	1,111,987	—	9,079,899
C Shares	—	—	1,548,605	—	—
R Shares	75,065,039	—	—	—	—
Shares Outstanding (unlimited number of shares authorized, no par value)
I Shares	106,132,715	12,502,522	3,190,210	222,398,926	13,620,556
A Shares	4,044,871	—	134,958	—	895,160
C Shares	—	—	187,957	—	—
R Shares	7,175,736	—	—	—	—
Net Asset Value and Redemption Price Per Share:
I Shares	$10.46	$9.95	$8.24	$10.10	$10.15
A Shares	10.80	—	8.24	—	10.14
C Shares(a)	—	—	8.24	—	—
R Shares	10.46	—	—	—	—
Offering Price per Share (100%/(100%-maximum sales charge x net asset value) of net asset value adjusted to the nearest cent):
A Shares	$11.34	$—	$8.65	$—	$10.65
Maximum Sales Charge — A Shares	4.75%	—	4.75%	—	4.75%

* Investments include securities on loan of $8,659,584, $—, $—, $— and $—, respectively.

(a)	Redemption price per share varies based on length of time shares are held.

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS

RIDGEWORTH FUNDS    For the period ended September 30, 2013

(Unaudited)

	Core Bond Fund	Corporate Bond Fund	Georgia Tax-Exempt Bond Fund	High Grade Municipal Bond Fund	High Income Fund
Investment Income:
Interest Income	$3,137,039	$1,156,872	$2,573,947	$1,100,918	$28,692,652
Dividend Income	83,807	74,052	—	—	320,858
Net Income from Securities Lending	14,185	1,272	—	—	96,717

Total Investment Income	3,235,031	1,232,196	2,573,947	1,100,918	29,110,227

Expenses:
Investment Advisory Fees	436,107	132,640	362,824	162,951	2,378,564
Administration Fees	15,875	3,018	6,603	2,966	40,225
Fund Accounting Fees	19,661	3,376	6,938	2,931	41,769
Transfer Agency Fees	39,910	27,840	7,277	9,230	160,477
Compliance & Fund Services Fees	12,134	2,313	5,030	2,226	29,246
Distribution and Service Fees — A Shares	29,837	4,054	3,348	7,898	198,705
Distribution and Service Fees — C Shares	—	66,060	—	—	—
Distribution and Service Fees — R Shares	11,733	—	—	—	57,317
Shareholder Servicing Fees — I Shares	115,657	8,745	1,402	7,052	541,643
Shareholder Servicing Fees — A Shares	6,985	94	46	1,030	30,285
Shareholder Servicing Fees — R Shares	233	—	—	—	7,497
Custodian Fees	10,335	4,413	4,212	3,748	18,043
Printing Fees	15,356	2,974	4,147	2,127	37,434
Registration Fees	26,654	20,228	8,108	16,987	31,368
Trustee Fees	7,499	1,374	2,966	1,299	17,287
Other Fees	17,446	5,905	8,210	5,139	34,164

Total Expenses	765,422	283,034	421,111	225,584	3,624,024
Less: Investment Advisory Fees Waived/Expenses Reimbursed	(42)	(5,808)	—	(6,238)	(46,565)
Less: Custodian Credits	—	—	(18)	—	(11)

Net Expenses	765,380	277,226	421,093	219,346	3,577,448

Net Investment Income	2,469,651	954,970	2,152,854	881,572	25,532,779

Net Realized and Unrealized Gain (Loss) on Investments and Swaps:
Net Realized Gain (Loss) from:
Investment Transactions	(2,685,245)	208,988	(2,381,808)	(663,393)	9,183,099
Credit Default Swap Contracts	—	—	—	—	535,466
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(9,002,335)	(3,912,857)	(5,188,424)	(2,385,323)	(31,690,734)
Credit Default Swap Contracts	—	—	—	—	(354,998)

Net Realized and Unrealized Gain (Loss) on Investments and Swaps	(11,687,580)	(3,703,869)	(7,570,232)	(3,048,716)	(22,327,167)

Change in Net Assets from Operations	$(9,217,929)	$(2,748,899)	$(5,417,378)	$(2,167,144)	$3,205,612

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS

RIDGEWORTH FUNDS    For the period ended September 30, 2013

(Unaudited)

	Intermediate Bond Fund	Investment Grade Tax-Exempt Bond Fund	Limited Duration Fund	Limited-Term Federal Mortgage Securities Fund	North Carolina Tax- Exempt Bond Fund
Investment Income:
Interest Income	$6,080,174	$12,215,521	$22,593	$103,331	$787,048
Dividend Income	244,312	—	—	—	—
Net Income from Securities Lending	50,636	—	—	—	—

Total Investment Income	6,375,122	12,215,521	22,593	103,331	787,048

Expenses:
Investment Advisory Fees	947,716	2,126,275	3,873	39,558	125,744
Administration Fees	35,114	39,541	352	720	2,289
Fund Accounting Fees	44,674	46,430	430	826	2,368
Transfer Agency Fees	50,912	75,683	960	8,636	3,938
Compliance & Fund Services Fees	30,798	31,501	271	574	1,732
Distribution and Service Fees — A Shares	10,425	55,084	—	2,099	656
Distribution and Service Fees — C Shares	—	—	—	27,958	—
Distribution and Service Fees — R Shares	72	—	—	—	—
Shareholder Servicing Fees — I Shares	244,611	362,489	—	2,592	408
Shareholder Servicing Fees — A Shares	3,932	6,463	—	315	42
Shareholder Servicing Fees — R Shares	22	—	—	—	—
Custodian Fees	12,720	9,509	2,332	3,989	3,344
Printing Fees	29,199	26,035	492	1,032	1,613
Registration Fees	23,257	19,951	4,714	19,781	6,500
Trustee Fees	18,331	18,697	163	339	1,023
Other Fees	38,012	36,960	3,016	3,846	4,737

Total Expenses	1,489,795	2,854,618	16,603	112,265	154,394
Less: Investment Advisory Fees Waived/Expenses Reimbursed	(12)	(22,417)	(4,209)	(29,991)	(2)
Less: Custodian Credits	—	(14)	—	—	—

Net Expenses	1,489,783	2,832,187	12,394	82,274	154,392

Net Investment Income	4,885,339	9,383,334	10,199	21,057	632,656

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) from:
Investment Transactions	136,808	(4,729,371)	9,956	(65,270)	(1,171,090)
Net Change in Unrealized Depreciation on:
Investments	(18,275,071)	(27,041,212)	(28,451)	(290,101)	(1,310,957)

Net Realized and Unrealized Gain (Loss) on Investments	(18,138,263)	(31,770,583)	(18,495)	(355,371)	(2,482,047)

Change in Net Assets from Operations	$(13,252,924)	$(22,387,249)	$(8,296)	$(334,314)	$(1,849,391)

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS

RIDGEWORTH FUNDS    For the period ended September 30, 2013

(Unaudited)

	Seix Floating Rate High Income Fund	Seix High Yield Fund	Short-Term Bond Fund	Short-Term Municipal Bond Fund	Short-Term U.S. Treasury Securities Fund
Investment Income:
Interest Income	$163,545,934	$54,466,366	$675,268	$67,268	$47,278
Dividend Income	114,306	287,304	23	142	—
Net Income from Securities Lending	—	149,520	—	—	—

Total Investment Income	163,660,240	54,903,190	675,291	67,410	47,278

Expenses:
Investment Advisory Fees	14,240,516	3,725,641	146,594	28,312	18,960
Administration Fees	318,511	79,910	3,335	736	493
Fund Accounting Fees	242,073	88,653	4,341	627	577
Transfer Agency Fees	1,162,927	564,326	10,490	4,391	6,455
Compliance & Fund Services Fees	212,184	57,398	2,542	509	378
Distribution and Service Fees — A Shares	207,346	69,729	2,251	2,871	1,782
Distribution and Service Fees — C Shares	265,886	—	11,370	—	15,751
Distribution and Service Fees — R Shares	—	5,120	—	—	—
Shareholder Servicing Fees — I Shares	2,689,206	137,573	4,045	2,689	1,309
Shareholder Servicing Fees — A Shares	33,481	5,745	889	65	303
Custodian Fees	425,533	31,820	5,311	2,945	3,336
Printing Fees	195,226	60,499	2,942	3,114	692
Registration Fees	38,526	30,459	22,092	18,889	20,662
Trustee Fees	122,291	34,519	1,613	301	227
Other Fees	206,545	70,054	7,970	3,614	3,651

Total Expenses	20,360,251	4,961,446	225,785	69,063	74,576
Less: Investment Advisory Fees Waived/Expenses Reimbursed	—	(482)	(1,655)	(21,922)	(32,811)
Less: Custodian Credits	(141)	(96)	(16)	(11)	—

Net Expenses	20,360,110	4,960,868	224,114	47,130	41,765

Net Investment Income	143,300,130	49,942,322	451,177	20,280	5,513

Net Realized and Unrealized Gain (Loss) on Investments and Swaps:
Net Realized Gain (Loss) from:
Investment Transactions	5,391,102	28,049,489	353,973	(45,136)	2,058
Credit Default Swap Contracts	—	1,279,535	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(69,551,498)	(79,782,185)	(819,146)	(25,248)	(47,268)
Credit Default Swap Contracts	—	202,094	—	—	—

Net Realized and Unrealized Gain (Loss) on Investments and Swaps	(64,160,396)	(50,251,067)	(465,173)	(70,384)	(45,210)

Change in Net Assets from Operations	$79,139,734	$(308,745)	$(13,996)	$(50,104)	$(39,697)

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS

RIDGEWORTH FUNDS    For the period ended September 30, 2013

(Unaudited)

	Total Return Bond Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	U.S. Government Securities Ultra-Short Bond Fund	Virginia Intermediate Municipal Bond Fund
Investment Income:
Interest Income	$13,593,435	$669,806	$193,752	$6,732,500	$2,601,395
Dividend Income	299,005	395	—	669	—
Net Income from Securities Lending	87,920	—	—	—	—

Total Investment Income	13,980,360	670,201	193,752	6,733,169	2,601,395

Expenses:
Investment Advisory Fees	1,543,880	150,295	84,828	2,084,154	379,287
Administration Fees	58,639	6,217	1,544	101,563	6,903
Fund Accounting Fees	60,981	4,736	1,799	106,897	7,054
Transfer Agency Fees	154,539	26,729	7,672	1,552,857	10,888
Compliance & Fund Services Fees	44,519	4,549	1,238	76,315	5,159
Distribution and Service Fees — A Shares	61,155	—	2,092	—	7,749
Distribution and Service Fees — C Shares	—	—	8,949	—	—
Distribution and Service Fees — R Shares	183,433	—	—	—	—
Shareholder Servicing Fees — I Shares	499,560	—	18,748	—	1,202
Shareholder Servicing Fees — A Shares	26,411	—	152	—	288
Shareholder Servicing Fees — R Shares	89,088	—	—	—	—
Custodian Fees	47,499	5,403	3,456	21,798	4,123
Printing Fees	43,367	4,385	1,519	68,683	4,298
Registration Fees	40,588	12,023	19,247	66,351	9,747
Trustee Fees	26,231	2,631	734	45,002	3,044
Other Fees	55,275	7,418	4,529	81,801	8,269

Total Expenses	2,935,165	224,386	156,507	4,205,421	448,011
Less: Investment Advisory Fees Waived/Expenses Reimbursed	(20,105)	—	(27,573)	—	—
Less: Custodian Credits	—	(39)	—	(60)	—

Net Expenses	2,915,060	224,347	128,934	4,205,361	448,011

Net Investment Income	11,065,300	445,854	64,818	2,527,808	2,153,384

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Swaps and Foreign Currencies:
Net Realized Gain (Loss) from:
Investment and Foreign Currency Transactions	(10,824,356)	(50,183)	(64,186)	(442,922)	(1,867,420)
Futures contracts	—	127,425	—	662,373	—
Credit Default Swap Contracts	(2,366,612)	—	—	—	—
Interest Rate Swap Contracts	(719)	—	—	—	—
Forward Foreign Currency Contracts	973,848	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments and Foreign Currencies	(29,898,494)	(515,928)	(763,133)	(9,325,232)	(3,946,048)
Futures Contracts	—	(63,612)	—	(775,497)	—
Credit Default Swap Contracts	49,544	—	—	—	—
Forward Foreign Currency Contracts	51,639	—	—	—	—

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Swaps and Foreign Currencies	(42,015,150)	(502,298)	(827,319)	(9,881,278)	(5,813,468)

Change in Net Assets from Operations	$(30,949,850)	$(56,444)	$(762,501)	$(7,353,470)	$(3,660,084)

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

RIDGEWORTH FUNDS    For the periods indicated

	Core Bond Fund		Corporate Bond Fund		Georgia Tax-Exempt Bond Fund
	04/01/13- 09/30/13	04/01/12- 03/31/13	04/01/13- 09/30/13	04/01/12- 03/31/13	04/01/13- 09/30/13	04/01/12- 03/31/13
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net Investment Income	$2,469,651	$6,424,040	$954,970	$2,659,796	$2,152,854	$4,837,505
Net Realized Gain (Loss)	(2,685,245)	9,783,817	208,988	4,214,550	(2,381,808)	4,725,574
Net Change in Unrealized Depreciation	(9,002,335)	(4,439)	(3,912,857)	(1,384,022)	(5,188,424)	(1,459,254)

Change in Net Assets from Operations	(9,217,929)	16,203,418	(2,748,899)	5,490,324	(5,417,378)	8,103,825

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(2,903,864)	(8,053,233)	(779,699)	(2,056,712)	(2,089,792)	(4,702,696)
A Shares	(150,128)	(319,708)	(36,528)	(170,577)	(63,094)	(135,016)
C Shares	—	—	(138,711)	(433,099)	—	—
R Shares	(32,103)	(72,608)	—	—	—	—
Net Realized Gains:
I Shares	—	(5,872,395)	—	(2,186,344)	—	—
A Shares	—	(259,548)	—	(191,370)	—	—
C Shares	—	—	—	(646,870)	—	—
R Shares	—	(64,572)	—	—	—	—

Total Dividends and Distributions	(3,086,095)	(14,642,064)	(954,938)	(5,684,972)	(2,152,886)	(4,837,712)

Change in Net Assets from Capital Transactions	(102,007,365)	(71,898,387)	(6,450,746)	(8,242,894)	(11,785,562)	(629,852)

Change in Net Assets	(114,311,389)	(70,337,033)	(10,154,583)	(8,437,542)	(19,355,826)	2,636,261

Net Assets:
Beginning of Period	396,276,525	466,613,558	71,407,365	79,844,907	152,719,444	150,083,183

End of Period	$281,965,136	$396,276,525	$61,252,782	$71,407,365	$133,363,618	$152,719,444

Accumulated Net Investment Income (Loss), End of Period	$(1,179,265)	$(562,821)	$(192,922)	$(192,954)	$190,618	$190,650

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

RIDGEWORTH FUNDS    For the periods indicated

	High Grade Municipal Bond Fund		High Income Fund		Intermediate Bond Fund
	04/01/13- 09/30/13	04/01/12- 03/31/13	04/01/13- 09/30/13	04/01/12- 03/31/13	04/01/13- 09/30/13	04/01/12- 03/31/13
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net Investment Income	$881,572	$1,567,817	$25,532,779	$51,100,174	$4,885,339	$18,266,339
Net Realized Gain (Loss)	(663,393)	1,043,022	9,718,565	9,708,279	136,808	37,775,410
Net Change in Unrealized Appreciation (Depreciation)	(2,385,323)	1,055,712	(32,045,732)	41,072,116	(18,275,071)	(19,448,314)

Change in Net Assets from Operations	(2,167,144)	3,666,551	3,205,612	101,880,569	(13,252,924)	36,593,435

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(745,718)	(1,324,687)	(21,457,904)	(42,786,055)	(4,935,847)	(18,296,426)
A Shares	(135,852)	(243,149)	(3,782,201)	(6,857,685)	(42,664)	(162,141)
R Shares	—	—	(627,533)	(1,256,539)	(104)	(698)
Net Realized Gains:
I Shares	—	(1,469,635)	—	—	—	(30,465,039)
A Shares	—	(275,382)	—	—	—	(344,694)
R Shares	—	—	—	—	—	(775)

Total Dividends and Distributions	(881,570)	(3,312,853)	(25,867,638)	(50,900,279)	(4,978,615)	(49,269,773)

Change in Net Assets from Capital Transactions	(4,348,152)	14,781,785	(53,998,239)	180,698,581	(449,389,119)	(240,973,715)

Change in Net Assets	(7,396,866)	15,135,483	(76,660,265)	231,678,871	(467,620,658)	(253,650,053)

Net Assets:
Beginning of Period	66,254,151	51,118,668	927,831,792	696,152,921	952,625,877	1,206,275,930

End of Period	$58,857,285	$66,254,151	$851,171,527	$927,831,792	$485,005,219	$952,625,877

Accumulated Net Investment Income (Loss), End of Period	$(7,141)	$(7,143)	$(684,905)	$(350,046)	$(1,266,051)	$(1,172,775)

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

RIDGEWORTH FUNDS    For the periods indicated

	Investment Grade Tax-Exempt Bond Fund		Limited Duration Fund		Limited-Term Federal Mortgage Securities Fund
	04/01/13- 09/30/13	04/01/12- 03/31/13	04/01/13- 09/30/13	04/01/12- 03/31/13	04/01/13- 09/30/13	04/01/12- 03/31/13
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net Investment Income	$9,383,334	$20,256,618	$10,199	$56,456	$21,057	$22,778
Net Realized Gain (Loss)	(4,729,371)	19,891,403	9,956	39,606	(65,270)	1,250,502
Net Change in Unrealized Appreciation (Depreciation)	(27,041,212)	8,822,011	(28,451)	19,238	(290,101)	(599,719)

Change in Net Assets from Operations	(22,387,249)	48,970,032	(8,296)	115,300	(334,314)	673,561

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(9,013,286)	(19,608,181)	(7,307)	(41,881)	(66,713)	(274,801)
A Shares	(370,152)	(651,933)	—	—	(15,295)	(42,708)
C Shares	—	—	—	—	(18,388)	(41,189)
Net Realized Gains:
I Shares	—	(30,115,855)	—	—	—	—
A Shares	—	(1,134,849)	—	—	—	—

Total Dividends and Distributions	(9,383,438)	(51,510,818)	(7,307)	(41,881)	(100,396)	(358,698)

Change in Net Assets from Capital Transactions	(218,519,959)	33,200,723	(2,709,499)	(6,718,359)	(3,782,001)	(21,495,655)

Change in Net Assets	(250,290,646)	30,659,937	(2,725,102)	(6,644,940)	(4,216,711)	(21,180,792)

Net Assets:
Beginning of Period	1,019,129,054	988,469,117	9,357,409	16,002,349	17,161,854	38,342,646

End of Period	$768,838,408	$1,019,129,054	$6,632,307	$9,357,409	$12,945,143	$17,161,854

Accumulated Net Investment Income (Loss), End of Period	$(227,804)	$(227,700)	$1,036	$(1,856)	$(98,595)	$(19,256)

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

RIDGEWORTH FUNDS    For the periods indicated

	North Carolina Tax-Exempt Bond Fund		Seix Floating Rate High Income Fund		Seix High Yield Fund
	04/01/13- 09/30/13	04/01/12- 03/31/13	04/01/13- 09/30/13	04/01/12- 03/31/13	04/01/13- 09/30/13	04/01/12- 03/31/13
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net Investment Income	$632,656	$1,486,954	$143,300,130	$215,111,306	$49,942,322	$133,070,532
Net Realized Gain (Loss)	(1,171,090)	1,975,936	5,391,102	18,424,010	29,329,024	53,623,005
Net Change in Unrealized Appreciation (Depreciation)	(1,310,957)	(929,051)	(69,551,498)	78,561,655	(79,580,091)	63,484,472

Change in Net Assets from Operations	(1,849,391)	2,533,839	79,139,734	312,096,971	(308,745)	250,178,009

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(622,322)	(1,467,922)	(136,129,418)	(198,173,277)	(49,012,931)	(128,076,933)
A Shares	(10,346)	(19,014)	(2,553,509)	(2,386,027)	(1,538,051)	(3,752,431)
C Shares	—	—	(814,710)	(1,259,361)	—	—
R Shares	—	—	—	—	(54,309)	(139,203)

Total Dividends and Distributions	(632,668)	(1,486,936)	(139,497,637)	(201,818,665)	(50,605,291)	(131,968,567)

Change in Net Assets from Capital Transactions	(1,823,115)	(190,751)	2,197,965,267	2,309,433,271	(121,391,907)	(414,422,342)

Change in Net Assets	(4,305,174)	856,152	2,137,607,364	2,419,711,577	(172,305,943)	(296,212,900)

Net Assets:
Beginning of Period	51,901,219	51,045,067	5,920,379,741	3,500,668,164	1,867,855,401	2,164,068,301

End of Period	$47,596,045	$51,901,219	$8,057,987,105	$5,920,379,741	$1,695,549,458	$1,867,855,401

Accumulated Net Investment Income (Loss), End of Period	$(63,090)	$(63,078)	$3,826,436	$23,943	$(1,069,969)	$(407,000)

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

RIDGEWORTH FUNDS    For the periods indicated

	Short-Term Bond Fund		Short-Term Municipal Bond Fund		Short-Term U.S. Treasury Securities Fund
	04/01/13- 09/30/13	04/01/12- 03/31/13	04/01/13- 09/30/13	04/01/12- 03/31/13	04/01/13- 09/30/13	04/01/12- 03/31/13
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net Investment Income	$451,177	$3,481,845	$20,280	$54,074	$5,513	$41,075
Net Realized Gain (Loss)	353,973	4,460,680	(45,136)	585,879	2,058	36,023
Net Change in Unrealized Depreciation	(819,146)	(3,615,526)	(25,248)	(323,208)	(47,268)	(92,516)

Change in Net Assets from Operations	(13,996)	4,326,999	(50,104)	316,745	(39,697)	(15,418)

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(444,596)	(3,498,056)	(17,623)	(40,271)	(4,122)	(29,693)
A Shares	(12,341)	(29,322)	(2,655)	(13,801)	(1,391)	(9,848)
C Shares	(3,507)	(14,318)	—	—	—	(1,520)
Net Realized Gains:
I Shares	—	—	—	(703,504)	—	(12,659)
A Shares	—	—	—	(317,101)	—	(6,894)
C Shares	—	—	—	—	—	(17,222)

Total Dividends and Distributions	(460,444)	(3,541,696)	(20,278)	(1,074,677)	(5,513)	(77,836)

Change in Net Assets from Capital Transactions	(19,219,026)	(234,247,904)	6,416,711	6,172,270	(1,857,857)	(7,571,951)

Change in Net Assets	(19,693,466)	(233,462,601)	6,346,329	5,414,338	(1,903,067)	(7,665,205)

Net Assets:
Beginning of Period	82,878,567	316,341,168	14,815,557	9,401,219	12,221,945	19,887,150

End of Period	$63,185,101	$82,878,567	$21,161,886	$14,815,557	$10,318,878	$12,221,945

Accumulated Net Investment Income (Loss), End of Period	$(10,614)	$(1,347)	$(1,450)	$(1,452)	$(100)	$(100)

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

RIDGEWORTH FUNDS    For the periods indicated

	Total Return Bond Fund		Ultra-Short Bond Fund		U.S. Government Securities Fund
	04/01/13- 09/30/13	04/01/12- 03/31/13	04/01/13- 09/30/13	04/01/12- 03/31/13	04/01/13- 09/30/13	04/01/12- 03/31/13
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net Investment Income	$11,065,300	$20,831,585	$445,854	$1,135,594	$64,818	$185,915
Net Realized Gain (Loss)	(12,217,839)	21,606,898	77,242	566,410	(64,186)	767,150
Net Change in Unrealized Appreciation (Depreciation)	(29,797,311)	2,564,055	(579,540)	(6,011)	(763,133)	30,778

Change in Net Assets from Operations	(30,949,850)	45,002,538	(56,444)	1,695,993	(762,501)	983,843

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(9,843,280)	(21,920,205)	(510,740)	(1,236,755)	(63,469)	(181,707)
A Shares	(344,440)	(863,304)	—	—	(1,348)	(4,244)
R Shares	(401,675)	(595,142)	—	—	—	—
Net Realized Gains:
I Shares	—	(22,724,839)	—	—	—	(1,742,333)
A Shares	—	(979,427)	—	—	—	(77,637)
C Shares	—	—	—	—	—	(96,769)
R Shares	—	(1,094,431)	—	—	—	—

Total Dividends and Distributions	(10,589,395)	(48,177,348)	(510,740)	(1,236,755)	(64,817)	(2,102,690)

Change in Net Assets from Capital Transactions	(56,844,670)	269,491,980	15,682,871	(3,851,548)	(9,678,627)	(4,378,712)

Change in Net Assets	(98,383,915)	266,317,170	15,115,687	(3,392,310)	(10,505,945)	(5,497,559)

Net Assets:
Beginning of Period	1,327,203,352	1,060,886,182	109,224,294	112,616,604	39,454,009	44,951,568

End of Period	$1,228,819,437	$1,327,203,352	$124,339,981	$109,224,294	$28,948,064	$39,454,009

Accumulated Net Investment Income (Loss), End of Period	$(921,833)	$(1,397,738)	$(67,335)	$(2,449)	$(77)	$(78)

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

RIDGEWORTH FUNDS    For the periods indicated

	U.S. Government Securities Ultra-Short Bond Fund		Virginia Intermediate Municipal Bond Fund
	04/01/13- 09/30/13	04/01/12- 03/31/13	04/01/13- 09/30/13	04/01/12- 03/31/13
	(Unaudited)		(Unaudited)
Operations:
Net Investment Income	$2,527,808	$6,719,005	$2,153,384	$4,647,658
Net Realized Gain (Loss)	219,451	14,982,909	(1,867,420)	3,083,203
Net Change in Unrealized Appreciation (Depreciation)	(10,100,729)	2,192,598	(3,946,048)	(1,915,193)

Change in Net Assets from Operations	(7,353,470)	23,894,512	(3,660,084)	5,815,668

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(6,679,401)	(18,391,336)	(2,014,404)	(4,325,538)
A Shares	—	—	(139,070)	(322,474)
Net Realized Gains:
I Shares	—	—	—	(2,258,696)
A Shares	—	—	—	(170,718)

Total Dividends and Distributions	(6,679,401)	(18,391,336)	(2,153,474)	(7,077,426)

Change in Net Assets from Capital Transactions	(70,582,978)	292,644,954	(2,794,055)	(2,961,697)

Change in Net Assets	(84,615,849)	298,148,130	(8,607,613)	(4,223,455)

Net Assets:
Beginning of Period	2,331,913,069	2,033,764,939	155,884,569	160,108,024

End of Period	$2,247,297,220	$2,331,913,069	$147,276,956	$155,884,569

Accumulated Net Investment Income (Loss), End of Period	$(4,154,852)	$(3,259)	$19,429	$19,519

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(b)	Ratio of Net Investment Income to Average Net Assets(b)	Portfolio Turnover Rate(d)
Core Bond Fund
I Shares
Period Ended September 30, 2013^	$11.16	$0.08	(c)	$(0.33)	$(0.25)	$(0.10)	$—	$—	$(0.10)	$10.81	$258,074	(2.25)%	0.42%	0.42%	1.44%	108%
Year Ended March 31, 2013	11.10	0.15	(c)	0.24	0.39	(0.20)	—	(0.13)	(0.33)	11.16	370,455	3.53	0.38	0.38	1.33	151
Year Ended March 31, 2012	11.00	0.24	(c)	0.81	1.05	(0.27)	—	(0.68)	(0.95)	11.10	439,017	9.65	0.48	0.48	2.15	211
Year Ended March 31, 2011	11.42	0.36	(c)	0.09	0.45	(0.25)	(0.10)	(0.52)	(0.87)	11.00	295,931	3.91	0.60	0.60	3.11	119	(e)
Year Ended March 31, 2010	10.93	0.43		0.46	0.89	(0.39)	—	(0.01)	(0.40)	11.42	372,232	8.26	0.57	0.57	3.89	99
Year Ended March 31, 2009	10.74	0.46		0.24	0.70	(0.51)	—	—	(0.51)	10.93	389,205	6.78	0.56	0.56	4.38	208
A Shares
Period Ended September 30, 2013^	11.16	0.06	(c)	(0.34)	(0.28)	(0.08)	—	—	(0.08)	10.80	19,470	(2.49)	0.72	0.72	1.16	108
Year Ended March 31, 2013	11.10	0.11	(c)	0.24	0.35	(0.16)	—	(0.13)	(0.29)	11.16	20,687	3.20	0.69	0.70	1.02	151
Year Ended March 31, 2012	11.00	0.21	(c)	0.80	1.01	(0.23)	—	(0.68)	(0.91)	11.10	21,644	9.29	0.82	0.82	1.84	211
Year Ended March 31, 2011	11.42	0.35	(c)	0.06	0.41	(0.21)	(0.10)	(0.52)	(0.83)	11.00	19,087	3.61	0.87	0.87	3.03	119	(e)
Year Ended March 31, 2010	10.93	0.41		0.45	0.86	(0.36)	—	(0.01)	(0.37)	11.42	26,790	7.91	0.89	0.89	3.59	99
Year Ended March 31, 2009	10.74	0.43		0.24	0.67	(0.48)	—	—	(0.48)	10.93	25,996	6.46	0.86	0.86	4.10	208
R Shares
Period Ended September 30, 2013^	11.17	0.06	(c)	(0.34)	(0.28)	(0.08)	—	—	(0.08)	10.81	4,421	(2.55)	0.86	0.86	1.02	108
Year Ended March 31, 2013	11.10	0.10	(c)	0.24	0.34	(0.14)	—	(0.13)	(0.27)	11.17	5,135	3.15	0.84	0.84	0.87	151
Year Ended March 31, 2012	11.01	0.18	(c)	0.78	0.96	(0.19)	—	(0.68)	(0.87)	11.10	5,952	8.83	1.16	1.16	1.55	211
Year Ended March 31, 2011	11.42	0.31	(c)	0.08	0.39	(0.18)	(0.10)	(0.52)	(0.80)	11.01	6,648	3.41	1.20	1.20	2.71	119	(e)
Year Ended March 31, 2010	10.93	0.37		0.45	0.82	(0.32)	—	(0.01)	(0.33)	11.42	9,616	7.54	1.23	1.23	3.23	99
Year Ended March 31, 2009	10.75	0.37		0.22	0.59	(0.41)	—	—	(0.41)	10.93	11,268	5.62	1.55	1.55	3.37	208

Corporate Bond Fund
I Shares
Period Ended September 30, 2013^	9.30	0.14	(c)	(0.49)	(0.35)	(0.14)	—	—	(0.14)	8.81	49,093	(3.78)	0.63	0.65	3.09	41
Year Ended March 31, 2013	9.35	0.32	(c)	0.30	0.62	(0.32)	—	(0.35)	(0.67)	9.30	51,828	6.71	0.60	0.61	3.36	58
Year Ended March 31, 2012	9.59	0.39	(c)	0.46	0.85	(0.39)	—	(0.70)	(1.09)	9.35	57,203	9.10	0.61	0.61	3.98	88
Year Ended March 31, 2011	9.63	0.45	(c)	0.20	0.65	(0.45)	—	(0.24)	(0.69)	9.59	63,132	6.92	0.52	0.52	4.56	45	(e)
Year Ended March 31, 2010	8.53	0.46	(c)	1.09	1.55	(0.45)	—	—	(0.45)	9.63	157,739	18.49	0.50	0.50	4.86	75
Year Ended March 31, 2009	9.60	0.49	(c)	(0.86)	(0.37)	(0.70)	—	—	(0.70)	8.53	39,881	(4.10)	0.73	0.74	5.29	357
A Shares
Period Ended September 30, 2013^	9.35	0.12	(c)	(0.49)	(0.37)	(0.13)	—	—	(0.13)	8.85	962	(4.00)	0.92	0.92	2.70	41
Year Ended March 31, 2013	9.40	0.29	(c)	0.30	0.59	(0.29)	—	(0.35)	(0.64)	9.35	4,020	6.39	0.88	0.88	3.06	58
Year Ended March 31, 2012	9.64	0.36	(c)	0.46	0.82	(0.36)	—	(0.70)	(1.06)	9.40	4,325	8.78	0.88	0.88	3.68	88
Year Ended March 31, 2011	9.67	0.42	(c)	0.21	0.63	(0.42)	—	(0.24)	(0.66)	9.64	2,198	6.67	0.83	0.83	4.25	45	(e)
Year Ended March 31, 2010	8.57	0.43	(c)	1.10	1.53	(0.43)	—	—	(0.43)	9.67	4,524	18.05	0.80	0.80	4.52	75
Year Ended March 31, 2009	9.64	0.45	(c)	(0.85)	(0.40)	(0.67)	—	—	(0.67)	8.57	2,181	(4.37)	1.03	1.03	4.96	357

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(b)	Ratio of Net Investment Income to Average Net Assets(b)	Portfolio Turnover Rate(c)
C Shares
Period Ended September 30, 2013^	$9.30	$0.10	(c)	$(0.49)	$(0.39)	$(0.10)	$—	$—	$(0.10)	$8.81	$11,197	(4.25)%	1.61%	1.62%	2.10%	41%
Year Ended March 31, 2013	9.35	0.23	(c)	0.30	0.53	(0.23)	—	(0.35)	(0.58)	9.30	15,558	5.67	1.57	1.58	2.39	58
Year Ended March 31, 2012	9.59	0.29	(c)	0.46	0.75	(0.29)	—	(0.70)	(0.99)	9.35	18,317	8.05	1.58	1.58	3.00	88
Year Ended March 31, 2011	9.63	0.36	(c)	0.20	0.56	(0.36)	—	(0.24)	(0.60)	9.59	16,193	5.87	1.50	1.50	3.64	45	(e)
Year Ended March 31, 2010	8.53	0.36		1.10	1.46	(0.36)	—	—	(0.36)	9.63	18,885	17.32	1.50	1.50	3.89	75
Year Ended March 31, 2009	9.61	0.40	(c)	(0.87)	(0.47)	(0.61)	—	—	(0.61)	8.53	18,171	(5.16)	1.73	1.74	4.32	357

Georgia Tax-Exempt Bond Fund
I Shares
Period Ended September 30, 2013^	10.78	0.16	(c)	(0.53)	(0.37)	(0.16)	—	—	(0.16)	10.25	129,084	(3.48)	0.58	0.58	2.97	37
Year Ended March 31, 2013	10.55	0.34	(c)	0.23	0.57	(0.34)	—	—	(0.34)	10.78	148,153	5.44	0.59	0.59	3.15	50
Year Ended March 31, 2012	9.73	0.36	(c)	0.82	1.18	(0.36)	—	—	(0.36)	10.55	145,803	12.33	0.62	0.62	3.55	57
Year Ended March 31, 2011	10.23	0.39	(c)	(0.50)	(0.11)	(0.39)	—	—	(0.39)	9.73	159,996	(1.19)	0.61	0.61	3.81	44
Year Ended March 31, 2010	9.81	0.39		0.42	0.81	(0.39)	—	—	(0.39)	10.23	205,856	8.32	0.60	0.60	3.80	45
Year Ended March 31, 2009*	9.95	0.37		(0.14)	0.23	(0.37)	—	—	(0.37)	9.81	163,761	2.43	0.67	0.68	3.82	63
A Shares
Period Ended September 30, 2013^	10.80	0.15	(c)	(0.53)	(0.38)	(0.15)	—	—	(0.15)	10.27	4,279	(3.54)	0.73	0.73	2.83	37
Year Ended March 31, 2013	10.57	0.32	(c)	0.23	0.55	(0.32)	—	—	(0.32)	10.80	4,566	5.27	0.74	0.74	2.99	50
Year Ended March 31, 2012	9.75	0.35	(c)	0.82	1.17	(0.35)	—	—	(0.35)	10.57	4,280	12.14	0.77	0.77	3.39	57
Year Ended March 31, 2011	10.24	0.37	(c)	(0.49)	(0.12)	(0.37)	—	—	(0.37)	9.75	5,557	(1.24)	0.76	0.76	3.64	44
Year Ended March 31, 2010	9.83	0.36		0.42	0.78	(0.37)	—	—	(0.37)	10.24	10,184	8.03	0.75	0.75	3.56	45
Year Ended March 31, 2009*	9.97	0.37		(0.15)	0.22	(0.36)	—	—	(0.36)	9.83	2,747	2.27	0.82	0.83	3.66	63

High Grade Municipal Bond Fund
I Shares
Period Ended September 30, 2013^	12.10	0.16	(c)	(0.52)	(0.36)	(0.16)	—	—	(0.16)	11.58	49,853	2.97	0.65	0.67	2.73	124
Year Ended March 31, 2013	11.96	0.34	(c)	0.50	0.84	(0.34)	—	(0.36)	(0.70)	12.10	54,892	7.12	0.65	0.68	2.78	168
Year Ended March 31, 2012	10.92	0.38	(c)	1.07	1.45	(0.38)	—	(0.03)	(0.41)	11.96	42,963	13.43	0.64	0.66	3.29	218
Year Ended March 31, 2011	11.15	0.44	(c)	(0.23)	0.21	(0.44)	—	—	(0.44)	10.92	47,695	1.82	0.65	0.71	3.90	122
Year Ended March 31, 2010	10.49	0.42		0.66	1.08	(0.42)	—	—	(0.42)	11.15	55,203	10.43	0.64	0.66	3.83	123
Year Ended March 31, 2009	10.80	0.38		(0.31)	0.07	(0.38)	—	—	(0.38)	10.49	74,586	0.72	0.62	0.62	3.57	209
A Shares
Period Ended September 30, 2013^	12.11	0.15	(c)	(0.53)	(0.38)	(0.15)	—	—	(0.15)	11.58	9,004	3.12	0.80	0.81	2.58	124
Year Ended March 31, 2013	11.97	0.32	(c)	0.50	0.82	(0.32)	—	(0.36)	(0.68)	12.11	11,363	6.97	0.80	0.83	2.63	168
Year Ended March 31, 2012	10.92	0.36	(c)	1.08	1.44	(0.36)	—	(0.03)	(0.39)	11.97	8,155	13.36	0.79	0.81	3.15	218
Year Ended March 31, 2011	11.15	0.42	(c)	(0.23)	0.19	(0.42)	—	—	(0.42)	10.92	7,914	1.66	0.80	0.87	3.72	122
Year Ended March 31, 2010	10.49	0.40		0.66	1.06	(0.40)	—	—	(0.40)	11.15	5,605	10.26	0.79	0.81	3.66	123
Year Ended March 31, 2009	10.80	0.37		(0.31)	0.06	(0.37)	—	—	(0.37)	10.49	1,900	0.56	0.78	0.78	3.47	209

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(b)	Ratio of Net Investment Income to Average Net Assets(b)	Portfolio Turnover Rate(c)
High Income Fund
I Shares
Period Ended September 30, 2013^	$7.32	$0.25	(c)	$(0.43)	$(0.18)	$—	$—	$—	$—	$7.14	$676,320	0.48%	0.77%	0.78%	6.78%	54%
Year Ended March 31, 2013	6.89	0.45		0.43	0.88	(0.45)	—	—	(0.45)	7.32	784,870	13.17	0.74	0.75	6.33	118
Year Ended March 31, 2012	7.29	0.51	(c)	(0.32)	0.19	(0.52)	—	(0.07)	(0.59)	6.89	576,626	3.04	0.71	0.71	7.37	148
Year Ended March 31, 2011	6.77	0.50	(c)	0.54	1.04	(0.50)	—	(0.02)	(0.52)	7.29	394,690	15.83	0.70	0.70	7.10	259	(e)
Year Ended March 31, 2010	4.67	0.55		2.09	2.64	(0.54)	—	—	(0.54)	6.77	148,252	58.65	0.70	0.72	8.97	466
Year Ended March 31, 2009	6.40	0.54		(1.74)	(1.20)	(0.53)	—	—	(0.53)	4.67	23,995	(19.40)	0.70	0.76	9.67	368
A Shares
Period Ended September 30, 2013^	7.32	0.24	(c)	(0.42)	(0.18)	—	—	—	—	7.14	153,140	0.24	0.98	0.98	6.60	54
Year Ended March 31, 2013	6.90	0.43		0.42	0.85	(0.43)	—	—	(0.43)	7.32	119,006	12.72	0.99	0.99	6.09	118
Year Ended March 31, 2012	7.29	0.49	(c)	(0.31)	0.18	(0.50)	—	(0.07)	(0.57)	6.90	99,210	2.74	1.00	1.00	7.09	148
Year Ended March 31, 2011	6.78	0.47	(c)	0.54	1.01	(0.48)	—	(0.02)	(0.50)	7.29	70,552	15.47	1.00	1.00	6.62	259	(e)
Year Ended March 31, 2010	4.68	0.53		2.09	2.62	(0.52)	—	—	(0.52)	6.78	3,822	58.07	0.99	1.01	8.67	466
Year Ended March 31, 2009	6.41	0.52		(1.74)	(1.22)	(0.51)	—	—	(0.51)	4.68	860	(19.60)	0.99	1.04	8.33	368
R Shares(f)
Period Ended September 30, 2013^	7.32	0.23	(c)	(0.41)	(0.18)	—	—	—	—	7.14	21,712	0.26	1.20	1.20	6.37	54
Year Ended March 31, 2013	6.89	0.41		0.43	0.84	(0.41)	—	—	(0.41)	7.32	23,956	12.61	1.23	1.23	5.85	118
Year Ended March 31, 2012	7.29	0.47	(c)	(0.33)	0.14	(0.47)	—	(0.07)	(0.54)	6.89	20,317	2.25	1.35	1.35	6.76	148
Year Ended March 31, 2011	6.78	0.45	(c)	0.53	0.98	(0.45)	—	(0.02)	(0.47)	7.29	15,671	15.07	1.40	1.40	6.54	259	(e)
Year Ended March 31, 2010	4.67	0.51		2.10	2.61	(0.50)	—	—	(0.50)	6.78	16,176	57.86	1.35	1.38	8.68	466
Year Ended March 31, 2009	6.40	0.49		(1.74)	(1.25)	(0.48)	—	—	(0.48)	4.67	12,249	(20.20)	1.70	1.76	8.54	368

Intermediate Bond Fund
I Shares
Period Ended September 30, 2013^	10.31	0.06	(c)	(0.20)	(0.14)	(0.07)	—	—	(0.07)	10.10	479,182	(1.39)	0.38	0.38	1.27	77
Year Ended March 31, 2013	10.45	0.17	(c)	0.16	0.33	(0.17)	—	(0.30)	(0.47)	10.31	942,715	3.24	0.35	0.35	1.63	116
Year Ended March 31, 2012	10.35	0.22	(c)	0.45	0.67	(0.22)	—	(0.35)	(0.57)	10.45	1,194,207	6.45	0.35	0.35	2.04	139
Year Ended March 31, 2011	10.53	0.29	(c)	0.11	0.40	(0.25)	(0.03)	(0.30)	(0.58)	10.35	1,305,914	3.75	0.34	0.34	2.73	127	(e)
Year Ended March 31, 2010	10.27	0.34	(c)	0.27	0.61	(0.30)	—	(0.05)	(0.35)	10.53	1,559,191	6.08	0.31	0.31	3.24	122
Year Ended March 31, 2009	10.29	0.43		0.24	0.67	(0.46)	—	(0.23)	(0.69)	10.27	1,071,496	6.83	0.29	0.29	4.24	217
A Shares
Period Ended September 30, 2013^	10.31	0.05	(c)	(0.20)	(0.15)	(0.05)	—	—	(0.05)	10.11	5,797	(1.43)	0.67	0.67	1.00	77
Year Ended March 31, 2013	10.46	0.14	(c)	0.15	0.29	(0.14)	—	(0.30)	(0.44)	10.31	9,878	2.85	0.63	0.63	1.34	116
Year Ended March 31, 2012	10.35	0.19	(c)	0.46	0.65	(0.19)	—	(0.35)	(0.54)	10.46	11,320	6.26	0.62	0.62	1.75	139
Year Ended March 31, 2011	10.53	0.28	(c)	0.09	0.37	(0.22)	(0.03)	(0.30)	(0.55)	10.35	12,926	3.49	0.60	0.60	2.62	127	(e)
Year Ended March 31, 2010	10.27	0.31	(c)	0.28	0.59	(0.28)	—	(0.05)	(0.33)	10.53	11,916	5.83	0.55	0.55	2.96	122
Year Ended March 31, 2009	10.29	0.41	(c)	0.23	0.64	(0.43)	—	(0.23)	(0.66)	10.27	2,624	6.54	0.54	0.54	3.89	217

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(b)	Ratio of Net Investment Income to Average Net Assets(b)	Portfolio Turnover Rate(c)
R Shares(g)
Period Ended September 30, 2013^	$10.30	$0.04	(c)	$(0.20)	$(0.16)	$(0.04)	$—	$—	$(0.04)	$10.10	$27	(1.58)%	0.97%	0.97%	0.72%	77%
Year Ended March 31, 2013	10.45	0.11	(c)	0.15	0.26	(0.11)	—	(0.30)	(0.41)	10.30	32	2.58	0.92	1.82	1.06	116
Year Ended March 31, 2012	10.35	0.14	(c)	0.45	0.59	(0.14)	—	(0.35)	(0.49)	10.45	749	5.72	1.04	1.04	1.36	139
Year Ended March 31, 2011	10.53	0.23	(c)	0.09	0.32	(0.17)	(0.03)	(0.30)	(0.50)	10.35	901	3.03	1.10	1.10	2.13	127	(e)
Year Ended March 31, 2010	10.27	0.27	(c)	0.28	0.55	(0.24)	—	(0.05)	(0.29)	10.53	1,068	5.47	0.91	0.91	2.56	122
Year Ended March 31, 2009	10.29	0.36		0.22	0.58	(0.37)	—	(0.23)	(0.60)	10.27	543	5.84	1.02	1.02	3.33	217

Investment Grade Tax-Exempt Bond Fund
I Shares
Period Ended September 30, 2013^	12.45	0.13	(c)	(0.44)	(0.31)	(0.13)	—	—	(0.13)	12.01	736,894	(2.47)	0.65	0.65	2.17	48
Year Ended March 31, 2013	12.49	0.25	(c)	0.35	0.60	(0.25)	—	(0.39)	(0.64)	12.45	982,171	4.87	0.62	0.63	1.98	151
Year Ended March 31, 2012	11.65	0.29	(c)	0.93	1.22	(0.29)	—	(0.09)	(0.38)	12.49	950,629	10.62	0.61	0.61	2.38	199
Year Ended March 31, 2011	11.99	0.33	(c)	(0.06)	0.27	(0.33)	—	(0.28)	(0.61)	11.65	1,067,672	2.22	0.57	0.57	2.71	159
Year Ended March 31, 2010	11.60	0.37		0.56	0.93	(0.37)	—	(0.17)	(0.54)	11.99	1,037,972	8.15	0.55	0.56	3.08	169
Year Ended March 31, 2009	11.59	0.38		0.08	0.46	(0.38)	—	(0.07)	(0.45)	11.60	817,297	4.12	0.54	0.55	3.30	221
A Shares
Period Ended September 30, 2013^	12.47	0.12	(c)	(0.44)	(0.32)	(0.12)	—	—	(0.12)	12.03	31,944	(2.54)	0.80	0.90	2.02	48
Year Ended March 31, 2013	12.50	0.23	(c)	0.36	0.59	(0.23)	—	(0.39)	(0.62)	12.47	36,958	4.75	0.82	0.87	1.78	151
Year Ended March 31, 2012	11.66	0.26	(c)	0.93	1.19	(0.26)	—	(0.09)	(0.35)	12.50	37,840	10.33	0.87	0.87	2.12	199
Year Ended March 31, 2011	12.00	0.29	(c)	(0.06)	0.23	(0.29)	—	(0.28)	(0.57)	11.66	31,189	1.93	0.85	0.85	2.42	159
Year Ended March 31, 2010	11.61	0.34		0.56	0.90	(0.34)	—	(0.17)	(0.51)	12.00	24,344	7.82	0.84	0.85	2.74	169
Year Ended March 31, 2009	11.60	0.34		0.08	0.42	(0.34)	—	(0.07)	(0.41)	11.61	13,819	3.81	0.84	0.84	2.97	221

Limited Duration Fund
I Shares
Period Ended September 30, 2013^	9.83	0.01	(c)	(0.03)	(0.02)	(0.01)	—	—	(0.01)	9.80	6,632	(0.21)	0.32	0.43	0.26	46
Year Ended March 31, 2013	9.76	0.05	(c)	0.06	0.11	(0.04)	—	—	(0.04)	9.83	9,357	1.08	0.30	0.33	0.50	56
Year Ended March 31, 2012	9.76	0.07	(c)	(0.01)	0.06	(0.06)	—	—	(0.06)	9.76	16,002	0.58	0.28	0.28	0.68	58
Year Ended March 31, 2011	9.71	0.10	(c)	0.03	0.13	(0.08)	—	—	(0.08)	9.76	21,883	1.37	0.22	0.22	1.11	74	(e)
Year Ended March 31, 2010	9.52	0.08		0.18	0.26	(0.07)	—	—	(0.07)	9.71	22,482	2.69	0.23	0.23	0.82	124
Year Ended March 31, 2009	9.87	0.23		(0.37)	(0.14)	(0.21)	—	—	(0.21)	9.52	30,826	(1.38)	0.19	0.19	2.43	44

Limited-Term Federal Mortgage Securities Fund
I Shares
Period Ended September 30, 2013^	11.16	0.03	(c)	(0.21)	(0.18)	(0.09)	—	—	(0.09)	10.89	5,797	(1.61)	0.66	1.06	0.64	177
Year Ended March 31, 2013	11.09	0.04		0.21	0.25	(0.18)	—	—	(0.18)	11.16	8,851	2.26	0.66	0.85	0.37	163
Year Ended March 31, 2012	10.59	0.12	(c)	0.62	0.74	(0.24)	—	—	(0.24)	11.09	24,688	7.01	0.66	0.72	1.06	299
Year Ended March 31, 2011	10.38	0.19	(c)	0.30	0.49	(0.28)	—	—	(0.28)	10.59	30,522	4.73	0.65	0.80	1.77	443	(e)
Year Ended March 31, 2010	10.19	0.31		0.23	0.54	(0.35)	—	—	(0.35)	10.38	20,998	5.41	0.62	0.66	3.25	435
Year Ended March 31, 2009	9.93	0.43		0.29	0.72	(0.46)	—	—	(0.46)	10.19	39,135	7.48	0.60	0.60	4.34	337

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(b)	Ratio of Net Investment Income to Average Net Assets(b)	Portfolio Turnover Rate(c)
A Shares
Period Ended September 30, 2013^	$11.14	$0.03	(c)	$(0.22)	$(0.19)	$(0.08)	$—	$—	$(0.08)	$10.87	$1,954	(1.71)%	0.86%	1.23%	0.46%	177%
Year Ended March 31, 2013	11.07	0.02		0.21	0.23	(0.16)	—	—	(0.16)	11.14	2,271	2.06	0.86	1.05	0.15	163
Year Ended March 31, 2012	10.57	0.09	(c)	0.62	0.71	(0.21)	—	—	(0.21)	11.07	6,279	6.81	0.86	0.93	0.78	299
Year Ended March 31, 2011	10.36	0.17	(c)	0.30	0.47	(0.26)	—	—	(0.26)	10.57	2,924	4.53	0.85	1.01	1.63	443	(e)
Year Ended March 31, 2010	10.17	0.30		0.22	0.52	(0.33)	—	—	(0.33)	10.36	2,598	5.21	0.82	0.88	2.91	435
Year Ended March 31, 2009	9.91	0.41		0.29	0.70	(0.44)	—	—	(0.44)	10.17	2,143	7.29	0.81	0.81	4.14	337
C Shares
Period Ended September 30, 2013^	11.16	(0.02	)(c)	(0.21)	(0.23)	(0.04)	—	—	(0.04)	10.89	5,195	(2.10)	1.66	2.00	(0.34)	177
Year Ended March 31, 2013	11.09	(0.07)		0.21	0.14	(0.07)	—	—	(0.07)	11.16	6,039	1.25	1.66	1.84	(0.65)	163
Year Ended March 31, 2012	10.59	0.01	(c)	0.62	0.63	(0.13)	—	—	(0.13)	11.09	7,376	5.94	1.66	1.71	0.06	299
Year Ended March 31, 2011	10.38	0.09	(c)	0.29	0.38	(0.17)	—	—	(0.17)	10.59	7,375	3.69	1.66	1.82	0.82	443	(e)
Year Ended March 31, 2010	10.19	0.22		0.22	0.44	(0.25)	—	—	(0.25)	10.38	8,265	4.36	1.62	1.67	2.15	435
Year Ended March 31, 2009	9.93	0.33		0.29	0.62	(0.36)	—	—	(0.36)	10.19	8,556	6.42	1.60	1.60	3.33	337

North Carolina Tax-Exempt Bond Fund
I Shares
Period Ended September 30, 2013^	10.68	0.13	(c)	(0.50)	(0.37)	(0.13)	—	—	(0.13)	10.18	46,747	(3.46)	0.61	0.61	2.52	60
Year Ended March 31, 2013	10.47	0.30	(c)	0.21	0.51	(0.30)	—	—	(0.30)	10.68	50,991	4.88	0.62	0.62	2.79	79
Year Ended March 31, 2012	9.70	0.33	(c)	0.77	1.10	(0.33)	—	—	(0.33)	10.47	50,412	11.51	0.67	0.67	3.27	39
Year Ended March 31, 2011	10.07	0.36	(c)	(0.37)	(0.01)	(0.36)	—	—	(0.36)	9.70	51,372	(0.14)	0.64	0.64	3.61	49
Year Ended March 31, 2010	9.63	0.37		0.44	0.81	(0.37)	—	—	(0.37)	10.07	51,866	8.53	0.62	0.62	3.72	65
Year Ended March 31, 2009	9.71	0.35		(0.08)	0.27	(0.35)	—	—	(0.35)	9.63	43,660	2.88	0.61	0.61	3.66	74
A Shares
Period Ended September 30, 2013^	10.65	0.12	(c)	(0.50)	(0.38)	(0.12)	—	—	(0.12)	10.15	849	(3.55)	0.77	0.77	2.36	60
Year Ended March 31, 2013	10.45	0.28	(c)	0.20	0.48	(0.28)	—	—	(0.28)	10.65	910	4.63	0.77	0.77	2.60	79
Year Ended March 31, 2012	9.67	0.32	(c)	0.78	1.10	(0.32)	—	—	(0.32)	10.45	633	11.47	0.82	0.82	3.11	39
Year Ended March 31, 2011	10.04	0.35	(c)	(0.37)	(0.02)	(0.35)	—	—	(0.35)	9.67	693	(0.30)	0.79	0.79	3.47	49
Year Ended March 31, 2010	9.61	0.36		0.43	0.79	(0.36)	—	—	(0.36)	10.04	762	8.28	0.77	0.77	3.57	65
Year Ended March 31, 2009	9.68	0.33		(0.06)	0.27	(0.34)	—	—	(0.34)	9.61	559	2.84	0.76	0.76	3.53	74

Seix Floating Rate High Income Fund
I Shares
Period Ended September 30, 2013^	9.06	0.19	(c)	(0.08)	0.11	(0.18)	—	—	(0.18)	8.99	7,807,670	1.23	0.57	0.57	4.11	23
Year Ended March 31, 2013	8.83	0.46	(c)	0.20	0.66	(0.43)	—	—	(0.43)	9.06	5,780,847	7.67	0.60	0.60	5.13	70
Year Ended March 31, 2012	9.01	0.50	(c)	(0.22)	0.28	(0.46)	—	—	(0.46)	8.83	3,419,351	3.31	0.60	0.60	5.69	72
Year Ended March 31, 2011	8.80	0.59	(c)	0.15	0.74	(0.53)	—	—	(0.53)	9.01	3,078,972	8.64	0.51	0.51	6.62	98	(e)
Year Ended March 31, 2010	7.37	0.53		1.40	1.93	(0.50)	—	—	(0.50)	8.80	1,173,308	26.68	0.50	0.50	7.08	117
Year Ended March 31, 2009	8.90	0.52		(1.53)	(1.01)	(0.52)	—	—	(0.52)	7.37	557,347	(11.67)	0.49	0.49	6.31	226

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(b)	Ratio of Net Investment Income to Average Net Assets(b)	Portfolio Turnover Rate(c)
A Shares
Period Ended September 30, 2013^	$9.06	$0.17	(c)	$(0.07)	$0.10	$(0.17)	$—	$—	$(0.17)	$8.99	$182,332	1.10%	0.84%	0.84%	3.80%	23%
Year Ended March 31, 2013	8.83	0.43	(c)	0.21	0.64	(0.41)	—	—	(0.41)	9.06	99,040	7.39	0.85	0.85	4.85	70
Year Ended March 31, 2012	9.01	0.48	(c)	(0.22)	0.26	(0.44)	—	—	(0.44)	8.83	51,185	3.05	0.85	0.85	5.47	72
Year Ended March 31, 2011	8.80	0.55	(c)	0.16	0.71	(0.50)	—	—	(0.50)	9.01	69,159	8.29	0.84	0.84	6.22	98	(e)
Year Ended March 31, 2010	7.38	0.50		1.39	1.89	(0.47)	—	—	(0.47)	8.80	22,298	26.11	0.81	0.81	6.81	117
Year Ended March 31, 2009	8.90	0.50		(1.52)	(1.02)	(0.50)	—	—	(0.50)	7.38	5,513	(11.82)	0.79	0.79	6.08	226
C Shares
Period Ended September 30, 2013^	9.06	0.14	(c)	(0.07)	0.07	(0.14)	—	—	(0.14)	8.99	67,983	0.77	1.49	1.49	3.17	23
Year Ended March 31, 2013	8.83	0.38	(c)	0.20	0.58	(0.35)	—	—	(0.35)	9.06	40,493	6.69	1.51	1.51	4.22	70
Year Ended March 31, 2012	9.02	0.42	(c)	(0.23)	0.19	(0.38)	—	—	(0.38)	8.83	30,132	2.26	1.52	1.52	4.77	72
Year Ended March 31, 2011	8.81	0.50	(c)	0.15	0.65	(0.44)	—	—	(0.44)	9.02	22,234	7.57	1.50	1.50	5.65	98	(e)
Year Ended March 31, 2010	7.37	0.45		1.41	1.86	(0.42)	—	—	(0.42)	8.81	7,402	25.59	1.49	1.49	6.35	117
Year Ended March 31, 2009	8.90	0.44		(1.53)	(1.09)	(0.44)	—	—	(0.44)	7.37	543	(12.55)	1.49	1.49	5.27	226

Seix High Yield Fund
I Shares
Period Ended September 30, 2013^	10.26	0.29	(c)	(0.29)	—	(0.29)	—	—	(0.29)	9.97	1,627,042	0.03	0.56	0.56	5.70	45
Year Ended March 31, 2013	9.69	0.64		0.56	1.20	(0.63)	—	—	(0.63)	10.26	1,792,768	12.80	0.54	0.54	6.41	79
Year Ended March 31, 2012	10.07	0.70	(c)	(0.38)	0.32	(0.70)	—	—	(0.70)	9.69	2,123,625	3.44	0.54	0.54	7.27	83
Year Ended March 31, 2011	9.46	0.77	(c)	0.61	1.38	(0.77)	—	—	(0.77)	10.07	1,724,652	15.24	0.51	0.51	7.96	108	(e)
Year Ended March 31, 2010	7.75	0.77		1.70	2.47	(0.76)	—	—	(0.76)	9.46	1,723,678	32.91	0.48	0.49	8.54	116
Year Ended March 31, 2009	9.77	0.78		(2.03)	(1.25)	(0.77)	—	—	(0.77)	7.75	786,029	(13.15)	0.50	0.51	8.99	114
A Shares
Period Ended September 30, 2013^	10.03	0.27	(c)	(0.28)	(0.01)	(0.27)	—	—	(0.27)	9.75	66,908	(0.06)	0.81	0.81	5.45	45
Year Ended March 31, 2013	9.47	0.59		0.56	1.15	(0.59)	—	—	(0.59)	10.03	72,703	12.56	0.79	0.79	6.09	79
Year Ended March 31, 2012	9.84	0.65	(c)	(0.36)	0.29	(0.66)	—	—	(0.66)	9.47	38,016	3.21	0.78	0.78	6.91	83
Year Ended March 31, 2011	9.25	0.73	(c)	0.60	1.33	(0.74)	—	—	(0.74)	9.84	35,238	14.99	0.77	0.77	7.74	108	(e)
Year Ended March 31, 2010	7.58	0.74		1.67	2.41	(0.74)	—	—	(0.74)	9.25	28,378	32.81	0.75	0.75	8.51	116
Year Ended March 31, 2009	9.55	0.75		(1.97)	(1.22)	(0.75)	—	—	(0.75)	7.58	18,530	(13.14)	0.76	0.77	8.84	114
R Shares
Period Ended September 30, 2013^	10.26	0.27	(c)	(0.84)	(0.57)	0.27	—	—	0.27	9.96	1,599	(0.30)	1.04	1.04	5.22	45
Year Ended March 31, 2013	9.68	0.59		0.57	1.16	(0.58)	—	—	(0.58)	10.26	2,385	12.36	1.03	1.03	5.92	79
Year Ended March 31, 2012	10.07	0.65	(c)	(0.40)	0.25	(0.64)	—	—	(0.64)	9.68	2,427	2.69	1.18	1.18	6.68	83
Year Ended March 31, 2011	9.45	0.71	(c)	0.62	1.33	(0.71)	—	—	(0.71)	10.07	3,341	14.61	1.20	1.20	7.43	108	(e)
Year Ended March 31, 2010	7.75	0.71		1.69	2.40	(0.70)	—	—	(0.70)	9.45	6,347	31.92	1.14	1.14	7.92	116
Year Ended March 31, 2009	9.77	0.70		(2.03)	(1.33)	(0.69)	—	—	(0.69)	7.75	5,060	(14.01)	1.50	1.50	7.90	114

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(b)	Ratio of Net Investment Income to Average Net Assets(b)	Portfolio Turnover Rate(c)
Short-Term Bond Fund
I Shares
Period Ended September 30, 2013^	$10.00	$0.06	(c)	$(0.06)	$—	$(0.06)	$—	$—	$(0.06)	$9.94	$58,578	0.05%	0.57%	0.58%	1.27%	32%
Year Ended March 31, 2013	9.99	0.15	(c)	0.01	0.16	(0.15)	—	—	(0.15)	10.00	78,386	1.65	0.48	0.48	1.51	128
Year Ended March 31, 2012	9.95	0.20	(c)	0.06	0.26	(0.22)	—	—	(0.22)	9.99	310,854	2.60	0.48	0.48	2.00	86
Year Ended March 31, 2011	9.94	0.21	(c)	0.02	0.23	(0.22)	—	—	(0.22)	9.95	350,162	2.28	0.48	0.48	2.12	150	(e)
Year Ended March 31, 2010	9.40	0.30		0.53	0.83	(0.29)	—	—	(0.29)	9.94	489,413	8.91	0.46	0.46	3.00	122
Year Ended March 31, 2009	9.87	0.40		(0.47)	(0.07)	(0.40)	—	—	(0.40)	9.40	326,801	(0.70)	0.46	0.46	4.20	122
A Shares
Period Ended September 30, 2013^	10.03	0.05	(c)	(0.06)	(0.01)	(0.05)	—	—	(0.05)	9.97	2,532	(0.05)	0.78	0.85	1.07	32
Year Ended March 31, 2013	10.02	0.13	(c)	0.01	0.14	(0.13)	—	—	(0.13)	10.03	2,069	1.40	0.73	0.74	1.27	128
Year Ended March 31, 2012	9.98	0.17	(c)	0.06	0.23	(0.19)	—	—	(0.19)	10.02	2,478	2.32	0.76	0.76	1.75	86
Year Ended March 31, 2011	9.96	0.19	(c)	0.03	0.22	(0.20)	—	—	(0.20)	9.98	2,642	2.18	0.67	0.67	1.94	150	(e)
Year Ended March 31, 2010	9.42	0.28		0.53	0.81	(0.27)	—	—	(0.27)	9.96	3,389	8.65	0.68	0.68	2.78	122
Year Ended March 31, 2009	9.89	0.38		(0.47)	(0.09)	(0.38)	—	—	(0.38)	9.42	2,715	(0.90)	0.66	0.66	4.00	122
C Shares
Period Ended September 30, 2013^	10.02	0.01	(c)	(0.05)	(0.04)	(0.02)	—	—	(0.02)	9.96	2,075	(0.44)	1.56	1.57	0.28	32
Year Ended March 31, 2013	10.01	0.05	(c)	0.01	0.06	(0.05)	—	—	(0.05)	10.02	2,425	0.65	1.48	1.48	0.52	128
Year Ended March 31, 2012	9.98	0.10	(c)	0.05	0.15	(0.12)	—	—	(0.12)	10.01	3,009	1.48	1.48	1.48	1.01	86
Year Ended March 31, 2011	9.96	0.11	(c)	0.03	0.14	(0.12)	—	—	(0.12)	9.98	2,685	1.36	1.47	1.47	1.12	150	(e)
Year Ended March 31, 2010	9.42	0.20		0.53	0.73	(0.19)	—	—	(0.19)	9.96	2,754	7.81	1.46	1.46	2.03	122
Year Ended March 31, 2009	9.89	0.30		(0.47)	(0.17)	(0.30)	—	—	(0.30)	9.42	2,948	(1.69)	1.45	1.46	3.20	122

Short-Term Municipal Bond Fund
I Shares
Period Ended September 30, 2013^	10.01	0.01	(c)	(0.06)	(0.05)	(0.01)	—	—	(0.01)	9.95	16,726	(0.46)	0.55	0.83	0.29	92
Year Ended March 31, 2013	10.73	0.05	(c)	0.27	0.32	(0.06)	—	(0.98)	(1.04)	10.01	11,121	3.01	0.58	0.91	0.52	199
Year Ended March 31, 2012	10.16	0.32	(c)	0.70	1.02	(0.31)	—	(0.14)	(0.45)	10.73	5,956	10.16	0.67	0.77	3.00	27
Year Ended March 31, 2011	10.48	0.35	(c)	(0.29)	0.06	(0.35)	—	(0.03)	(0.38)	10.16	21,302	0.53	0.68	0.68	3.32	33
Year Ended March 31, 2010	10.04	0.37		0.44	0.81	(0.37)	—	—	(0.37)	10.48	24,332	8.18	0.65	0.65	3.58	35
Year Ended March 31, 2009	10.04	0.37		—	0.37	(0.37)	—	—	(0.37)	10.04	26,064	3.79	0.63	0.63	3.71	26
A Shares
Period Ended September 30, 2013^	10.01	0.01	(c)	(0.07)	(0.06)	(0.01)	—	—	(0.01)	9.94	4,436	(0.53)	0.69	0.94	0.14	92
Year Ended March 31, 2013	10.73	0.04	(c)	0.26	0.30	(0.04)	—	(0.98)	(1.02)	10.01	3,694	2.86	0.73	1.04	0.39	199
Year Ended March 31, 2012	10.16	0.29	(c)	0.71	1.00	(0.29)	—	(0.14)	(0.43)	10.73	3,445	10.00	0.82	0.97	2.77	27
Year Ended March 31, 2011	10.48	0.33	(c)	(0.29)	0.04	(0.33)	—	(0.03)	(0.36)	10.16	4,081	0.38	0.83	0.83	3.18	33
Period Ended March 31, 2010#	10.29	0.24		0.19	0.43	(0.24)	—	—	(0.24)	10.48	5,200	4.18	0.81	0.81	3.38	35
Period Ended March 31, 2009##	10.05	0.27		(0.25)	0.02	(0.27)	—	—	(0.27)	9.80	—	0.22	0.78	0.78	3.58	26

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(b)	Ratio of Net Investment Income to Average Net Assets(b)		Portfolio Turnover Rate(c)
Short-Term U.S. Treasury Securities Fund
I Shares
Period Ended September 30, 2013^	$9.90	$0.02	(c)	$(0.04)	$(0.02)	$(0.02)	$—	$—	$(0.02)	$9.86	$2,167	(0.24)%	$0.55%	1.12%	0.32%		4%
Year Ended March 31, 2013	9.96	0.05	(c)	(0.03)	0.02	(0.05)	—	(0.03)	(0.08)	9.90	3,339	0.15	0.55	0.89	0.52		14
Year Ended March 31, 2012	10.10	0.10	(c)	— (h)	0.10	(0.10)	—	(0.14)	(0.24)	9.96	8,502	0.96	0.55	0.74	1.01		31
Year Ended March 31, 2011	10.27	0.13	(c)	(0.01)	0.12	(0.13)	—	(0.16)	(0.29)	10.10	22,875	1.16	0.53	0.62	1.23		36
Year Ended March 31, 2010	10.33	0.14		(0.03)	0.11	(0.14)	—	(0.03)	(0.17)	10.27	33,504	1.03	0.49	0.54	1.29		147
Year Ended March 31, 2009	10.26	0.28		0.07	0.35	(0.28)	—	—	(0.28)	10.33	61,692	3.50	0.48	0.48	2.74		144
A Shares
Period Ended September 30, 2013^	9.89	0.01	(c)	(0.05)	(0.04)	(0.01)	—	—	(0.01)	9.84	2,420	(0.43)	0.73	1.24	0.14		4
Year Ended March 31, 2013	9.95	0.03	(c)	(0.03)	—	(0.03)	—	(0.03)	(0.06)	9.89	2,107	(0.03)	0.73	1.04	0.33		14
Year Ended March 31, 2012	10.09	0.08	(c)	— (h)	0.08	(0.08)	—	(0.14)	(0.22)	9.95	3,455	0.78	0.73	0.94	0.80		31
Year Ended March 31, 2011	10.26	0.11	(c)	(0.01)	0.10	(0.11)	—	(0.16)	(0.27)	10.09	5,562	0.98	0.71	0.80	1.05		36
Year Ended March 31, 2010	10.32	0.12		(0.03)	0.09	(0.12)	—	(0.03)	(0.15)	10.26	5,839	0.85	0.67	0.71	1.20		147
Year Ended March 31, 2009	10.25	0.26		0.07	0.33	(0.26)	—	—	(0.26)	10.32	16,854	3.31	0.65	0.66	2.30		144
C Shares
Period Ended September 30, 2013^	9.88	—	(c)(h)	(0.04)	(0.04)	— (h)	—	—	— (h)	9.84	5,732	(0.40)	0.87	1.53	—	(h)	4
Year Ended March 31, 2013	9.94	—	(c)(h)	(0.03)	(0.03)	— (h)	—	(0.03)	(0.03)	9.88	6,776	(0.33)	1.04	1.42	0.02		14
Year Ended March 31, 2012	10.08	0.01	(c)	— (h)	0.01	(0.01)	—	(0.14)	(0.15)	9.94	7,931	0.07	1.44	1.74	0.07		31
Year Ended March 31, 2011	10.25	0.02	(c)	(0.01)	0.01	(0.02)	—	(0.16)	(0.18)	10.08	7,699	0.16	1.53	1.62	0.21		36
Year Ended March 31, 2010	10.31	0.03		(0.03)	—	(0.03)	—	(0.03)	(0.06)	10.25	6,426	0.04	1.49	1.55	0.33		147
Year Ended March 31, 2009	10.25	0.18		0.06	0.24	(0.18)	—	—	(0.18)	10.31	7,113	2.38	1.48	1.48	1.79		144

Total Return Bond Fund
I Shares
Period Ended September 30, 2013^	10.79	0.09	(c)	(0.34)	(0.25)	(0.08)	—	—	(0.08)	10.46	1,110,056	(2.23)	0.41	0.41	1.76		123
Year Ended March 31, 2013	10.77	0.18	(c)	0.25	0.43	(0.21)	—	(0.20)	(0.41)	10.79	1,204,228	4.01	0.39	0.40	1.69		139
Year Ended March 31, 2012	10.40	0.25	(c)	0.73	0.98	(0.36)	—	(0.25)	(0.61)	10.77	996,213	9.62	0.37	0.37	2.30		170
Year Ended March 31, 2011	10.60	0.33	(c)	0.22	0.55	(0.27)	(0.08)	(0.40)	(0.75)	10.40	684,952	5.20	0.33	0.33	3.05		251	(e)
Year Ended March 31, 2010	10.26	0.40		0.43	0.83	(0.36)	—	(0.13)	(0.49)	10.60	724,588	8.17	0.31	0.31	3.72		326
Year Ended March 31, 2009	10.10	0.49		0.18	0.67	(0.51)	—	—	(0.51)	10.26	602,267	6.89	0.30	0.30	4.85		199
A Shares
Period Ended September 30, 2013^	11.15	0.08	(c)	(0.34)	(0.26)	(0.09)	—	—	(0.09)	10.80	43,698	(2.44)	0.68	0.68	1.48		123
Year Ended March 31, 2013	11.12	0.16	(c)	0.25	0.41	(0.18)	—	(0.20)	(0.38)	11.15	50,279	3.76	0.66	0.68	1.42		139
Year Ended March 31, 2012	10.73	0.22	(c)	0.76	0.98	(0.34)	—	(0.25)	(0.59)	11.12	44,359	9.31	0.65	0.65	1.95		170
Year Ended March 31, 2011	10.92	0.33	(c)	0.21	0.54	(0.25)	(0.08)	(0.40)	(0.73)	10.73	17,589	4.93	0.58	0.58	2.94		251	(e)
Year Ended March 31, 2010	10.57	0.38		0.43	0.81	(0.33)	—	(0.13)	(0.46)	10.92	8,540	7.75	0.55	0.55	3.14		326
Year Ended March 31, 2009	10.40	0.46		0.19	0.65	(0.48)	—	—	(0.48)	10.57	510	6.51	0.54	0.54	4.51		199

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(b)	Ratio of Net Investment Income to Average Net Assets(b)		Portfolio Turnover Rate(c)
R Shares
Period Ended September 30, 2013(g)^	$10.80	$0.06	(c)	$(0.34)	$(0.28)	$(0.06)	$—	$—	$(0.06)	$10.46	$75,065	(2.52)%	1.01%	1.07%	1.16%		123%
Year Ended March 31, 2013	10.78	0.12	(c)	0.25	0.37	(0.15)	—	(0.20)	(0.35)	10.80	72,697	3.34	0.96	1.05	1.11		139
Year Ended March 31, 2012	10.40	0.18	(c)	0.76	0.94	(0.31)	—	(0.25)	(0.56)	10.78	20,315	9.15	0.90	0.90	1.63		170
Year Ended March 31, 2011	10.60	0.30	(c)	0.19	0.49	(0.21)	(0.08)	(0.40)	(0.69)	10.40	2,825	4.63	0.89	0.89	2.74		251	(e)
Year Ended March 31, 2010	10.26	0.35		0.42	0.77	(0.30)	—	(0.13)	(0.43)	10.60	710	7.61	0.82	0.82	3.11		326
Year Ended March 31, 2009	10.10	0.39		0.19	0.58	(0.42)	—	—	(0.42)	10.26	325	5.90	1.10	1.10	4.01		199

Ultra-Short Bond Fund
I Shares
Period Ended September 30, 2013	9.98	0.03	(c)	(0.02)	0.01	(0.04)	—	—	(0.04)	9.95	124,340	0.08	0.33	0.33	0.65		78
Year Ended March 31, 2013	9.95	0.10		0.04	0.14	(0.11)	—	—	(0.11)	9.98	109,224	1.39	0.33	0.33	0.98		127
Year Ended March 31, 2012	9.93	0.10	(c)	0.03	0.13	(0.11)	—	—	(0.11)	9.95	112,617	1.34	0.34	0.34	0.99		97
Year Ended March 31, 2011	9.91	0.13	(c)	0.04	0.17	(0.15)	—	—	(0.15)	9.93	115,795	1.76	0.32	0.32	1.31		229
Year Ended March 31, 2010	9.52	0.25		0.39	0.64	(0.25)	—	—	(0.25)	9.91	92,528	6.82	0.34	0.37	2.51		130
Year Ended March 31, 2009	9.91	0.39		(0.40)	(0.01)	(0.38)	—	—	(0.38)	9.52	55,088	(0.13)	0.31	0.36	3.95		88

U.S. Government Securities Fund
I Shares
Period Ended September 30, 2013^	8.43	0.02	(c)	(0.19)	(0.17)	(0.02)	—	—	(0.02)	8.24	26,287	(2.05)	0.73	0.87	0.41		27
Year Ended March 31, 2013	8.69	0.04	(c)	0.15	0.19	(0.04)	—	(0.41)	(0.45)	8.43	35,866	2.19	0.75	0.81	0.47		75
Year Ended March 31, 2012	8.63	0.11	(c)	0.61	0.72	(0.11)	—	(0.55)	(0.66)	8.69	40,754	8.27	0.73	0.73	1.18		94
Year Ended March 31, 2011	8.76	0.18	(c)	0.22	0.40	(0.18)	—	(0.35)	(0.53)	8.63	48,580	4.50	0.62	0.62	2.02		92
Year Ended March 31, 2010	11.11	0.26		(0.37)	(0.11)	(0.27)	—	(1.97)	(2.24)	8.76	71,910	(1.07)	0.58	0.58	2.35		85
Year Ended March 31, 2009	10.59	0.33		0.56	0.89	(0.34)	—	(0.03)	(0.37)	11.11	341,727	8.49	0.55	0.56	3.09		130
A Shares
Period Ended September 30, 2013^	8.43	0.01	(c)	(0.19)	(0.18)	(0.01)	—	—	(0.01)	8.24	1,112	(2.16)	0.95	1.07	0.19		27
Year Ended March 31, 2013	8.69	0.02	(c)	0.15	0.17	(0.02)	—	(0.41)	(0.43)	8.43	1,665	1.97	0.97	1.02	0.24		75
Year Ended March 31, 2012	8.63	0.08	(c)	0.61	0.69	(0.08)	—	(0.55)	(0.63)	8.69	1,797	7.98	1.00	1.00	0.90		94
Year Ended March 31, 2011	8.76	0.15	(c)	0.22	0.37	(0.15)	—	(0.35)	(0.50)	8.63	2,089	4.18	0.93	0.93	1.71		92
Year Ended March 31, 2010	11.11	0.21		(0.35)	(0.14)	(0.24)	—	(1.97)	(2.21)	8.76	2,314	(1.38)	0.89	0.89	1.98		85
Year Ended March 31, 2009	10.59	0.29		0.56	0.85	(0.30)	—	(0.03)	(0.33)	11.11	2,954	8.17	0.85	0.86	2.78		130
C Shares
Period Ended September 30, 2013^	8.43	—	(c)(h)	(0.19)	(0.19)	—	—	—	—	8.24	1,549	(2.25)	1.15	1.75	—	(h)	27
Year Ended March 31, 2013	8.69	—	(c)	0.15	0.15	—	—	(0.41)	(0.41)	8.43	1,923	1.72	1.22	1.70	—		75
Year Ended March 31, 2012	8.63	0.03	(c)	0.61	0.64	(0.03)	—	(0.55)	(0.58)	8.69	2,401	7.32	1.61	1.67	0.28		94
Year Ended March 31, 2011	8.76	0.09	(c)	0.22	0.31	(0.09)	—	(0.35)	(0.44)	8.63	2,471	3.46	1.62	1.62	1.02		92
Year Ended March 31, 2010	11.11	0.14		(0.35)	(0.21)	(0.17)	—	(1.97)	(2.14)	8.76	3,038	(2.05)	1.58	1.58	1.28		85
Year Ended March 31, 2009	10.59	0.22		0.56	0.78	(0.23)	—	(0.03)	(0.26)	11.11	3,649	7.42	1.55	1.55	2.08		130

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(b)	Ratio of Net Investment Income to Average Net Assets(b)	Portfolio Turnover Rate(c)
U.S. Government Securities Ultra-Short Bond Fund
I Shares
Period Ended September 30, 2013^	$10.17	$0.01	(c)	$(0.05)	$(0.04)	$(0.03)	$—	$—	$(0.03)	$10.10	$2,247,297	(0.39)%	0.38%	0.38%	0.23%	20%
Year Ended March 31, 2013	10.14	0.03	(c)	0.08	0.11	(0.08)	—	—	(0.08)	10.17	2,331,913	1.10	0.36	0.36	0.29	137
Year Ended March 31, 2012	10.07	0.06	(c)	0.12	0.18	(0.11)	—	—	(0.11)	10.14	2,033,765	1.76	0.36	0.36	0.55	70
Year Ended March 31, 2011	10.07	0.07	(c)	0.09	0.16	(0.16)	—	—	(0.16)	10.07	1,648,792	1.61	0.33	0.33	0.73	126	(e)
Year Ended March 31, 2010	10.03	0.30		0.06	0.36	(0.32)	—	—	(0.32)	10.07	1,340,992	3.62	0.29	0.29	2.15	119
Year Ended March 31, 2009	10.03	0.41		0.01	0.42	(0.42)	—	—	(0.42)	10.03	90,675	4.29	0.28	0.32	4.00	92

Virginia Intermediate Municipal Bond Fund
I Shares
Period Ended September 30, 2013^	10.54	0.15	(c)	(0.39)	(0.24)	(0.15)	—	—	(0.15)	10.15	138,197	(2.31)	0.58	0.58	2.85	49
Year Ended March 31, 2013	10.63	0.31	(c)	0.08	0.39	(0.31)	—	(0.17)	(0.48)	10.54	144,889	3.70	0.59	0.59	2.93	33
Year Ended March 31, 2012	10.21	0.33	(c)	0.53	0.86	(0.33)	—	(0.11)	(0.44)	10.63	147,599	8.55	0.63	0.63	3.12	23
Year Ended March 31, 2011	10.39	0.34	(c)	(0.11)	0.23	(0.34)	—	(0.07)	(0.41)	10.21	165,536	2.15	0.62	0.62	3.23	17
Year Ended March 31, 2010	10.22	0.37		0.19	0.56	(0.37)	—	(0.02)	(0.39)	10.39	191,537	5.58	0.61	0.61	3.56	33
Year Ended March 31, 2009	10.09	0.36		0.13	0.49	(0.36)	—	—	(0.36)	10.22	181,882	5.01	0.60	0.60	3.61	20
A Shares
Period Ended September 30, 2013^	10.53	0.14	(c)	(0.39)	(0.25)	(0.14)	—	—	(0.14)	10.14	9,080	(2.39)	0.73	0.73	2.69	49
Year Ended March 31, 2013	10.63	0.30	(c)	0.07	0.37	(0.30)	—	(0.17)	(0.47)	10.53	10,996	3.45	0.74	0.74	2.78	33
Year Ended March 31, 2012	10.21	0.31	(c)	0.53	0.84	(0.31)	—	(0.11)	(0.42)	10.63	12,509	8.38	0.78	0.78	2.97	23
Year Ended March 31, 2011	10.39	0.32	(c)	(0.11)	0.21	(0.32)	—	(0.07)	(0.39)	10.21	12,471	2.00	0.77	0.77	3.09	17
Year Ended March 31, 2010	10.22	0.35		0.20	0.55	(0.36)	—	(0.02)	(0.38)	10.39	14,236	5.44	0.75	0.75	3.35	33
Year Ended March 31, 2009	10.09	0.35		0.13	0.48	(0.35)	—	—	(0.35)	10.22	7,619	4.85	0.75	0.75	3.46	20

^	Unaudited.

*	The Georgia Tax-Exempt Bond Fund’s net expense ratio and gross expense ratio includes interest expense of 0.09% incurred during the year ended March 31, 2009 with respect to investments in certain inverse floating rate securities.

#	Prior to August 1, 2009, there were no assets in Class A during the current period. Effective at the close of business July 31, 2009, Class A received assets from the conversion from Class C. The net asset value shown for the beginning of the period reflects the initial converted net asset value from Class C and the amounts shown thereafter reflect operations for Class A from August 1, 2009 through March 31, 2010.

##	Class A was operational during a portion of the year only. Amounts reflect performance for the period of time the class had operations, which was 280 days during the period for Maryland Municipal Bond Fund. The net asset value, end of period, presented for Maryland Municipal Bond Fund A Shares was as of January 6, 2009, the last day the class had shareholders.

(a)	Total return excludes sales charge. Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	Per share data calculated using average shares outstanding method.

(d)	Not annualized for periods less than one year.

(e)	The amount previously reported has been adjusted to exclude an overstatement of mortgage-backed transactions and/or other corporate actions.

(f)	Effective at the close of business on July 31, 2009, C shares converted to R shares and C shares are no longer available for purchase. The data prior to such date reflects that of C shares.

(g)	Effective at the close of business on February 12, 2009, C shares converted to R shares and C shares are no longer available for purchase. The data prior to such date reflects that of C shares.

(h)	Rounds to less than $0.005 per share or 0.005%.

Amounts designated as “—” are $0 or have rounded to $0.

See Notes to Financial Highlights and Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

1.	Organization

The RidgeWorth Funds (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is authorized to issue an unlimited number of shares without par value. The financial statements presented herein are those of the Core Bond Fund, Corporate Bond Fund, Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund, High Income Fund, Intermediate Bond Fund, Investment Grade Tax-Exempt Bond Fund, Limited Duration Fund, Limited-Term Federal Mortgage Securities Fund, North Carolina Tax-Exempt Bond Fund, Seix Floating Rate High Income Fund, Seix High Yield Fund, Short-Term Bond Fund, Short-Term Municipal Bond Fund, Short-Term U.S. Treasury Securities Fund, Total Return Bond Fund, Ultra-Short Bond Fund, U.S. Government Securities Fund, U.S. Government Securities Ultra-Short Bond Fund and Virginia Intermediate Municipal Bond Fund (each, a “Fund” and collectively, the “Funds”).

The Limited Duration Fund, Ultra-Short Bond Fund and U.S. Government Securities Ultra-Short Bond Fund offer I Shares only. The Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund, Investment Grade Tax-Exempt Bond Fund, North Carolina Tax-Exempt Bond Fund, Short-Term Municipal Bond Fund, and Virginia Intermediate Bond Fund offer I Shares and A Shares. The Core Bond Fund, High Income Fund, Intermediate Bond Fund, Seix High Yield Fund and Total Return Bond Fund offer I Shares, A Shares and R Shares. The remaining Funds offer I Shares, A Shares and C Shares.

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held. Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Service Plan, voting rights on matters affecting a single class of shares and sales charges. The A Shares of the Funds (except Limited-Term Federal Mortgage Securities Fund, Seix Floating Rate High Income Fund, Short-Term Bond Fund, Short-Term Municipal Bond Fund and Short-Term U.S. Treasury Securities Fund) have a maximum sales charge on purchases of 4.75% as a percentage of original purchase price. The A Shares of the Limited-Term Federal Mortgage Securities Fund, Seix Floating Rate High Income Fund, Short-Term Bond Fund, Short-Term Municipal Bond and Short-Term U.S. Treasury Securities Fund have a maximum sales charge on purchases of 2.50% as a percentage of original purchase price. Certain purchases of A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge (“CDSC”) of 0.50%, if redeemed within two years of purchase. The deferred sale charges may be waived from time to time for certain broker-dealers that waive payment of compensation to them. The C Shares have a maximum CDSC of 1.00% as a percentage of either the original purchase price or the next calculated price after the Funds receive a redemption request, whichever is less, if shares are redeemed within one year of purchase. There is no sales charge on purchases of I or R Shares.

The Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.	Significant Accounting Policies

The following are significant accounting policies consistently followed by the Funds which are in conformity with accounting principles generally accepted in the U.S. (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation — Debt securities are valued at the last quoted bid price provided by independent pricing vendors approved by the Board of Trustees of the Trust (the “Board”) that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities.

The Funds, in accordance with GAAP, have adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

•	Level 1 — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in underlying funds and money market funds are valued at their net asset value (“NAV”) daily and are classified as Level 1 prices.

•	Level 2 — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain asset and mortgage backed products, less liquid listed equities, and state, municipal and provincial obligations.

•	Level 3 — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The independent pricing vendor may value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Publicly-traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid prices as of the close of business of that market and such securities are considered Level 2 in the fair value hierarchy. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded and such securities may be considered Level 1 in the fair value hierarchy. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade and such securities may be considered Level 1 in the fair value hierarchy. Centrally cleared swaps are valued at the price determined by the relevant exchange and such securities may be considered Level 2 in the fair value hierarchy. Centrally cleared interest rate swaps are valued at the price determined by the relevant exchange and such securities may be considered Level 2 in the fair value hierarchy.

When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its NAV, each of the Funds values these securities in accordance with the Pricing and Valuation Procedures approved by the Board. The Pricing and Valuation Procedures are performed and monitored by a Valuation Committee (the “Committee”) designated by the Board. Some of the more common reasons which may necessitate that a security be fair valued in accordance with the Pricing and Valuation Procedures include, but are not limited to: if a subadviser determines that the valuation of a security does not reflect its fair value, the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

the security’s primary pricing source is not able or willing to provide a price. When a security is fair valued in accordance with the Pricing and Valuation Procedures, the Committee determines the value after taking into consideration relevant information reasonably available to the Committee. Under the Pricing and Valuation Procedures, such securities may be considered Level 2 or Level 3 in the fair value hierarchy. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value and such securities are considered Level 2 in the fair value hierarchy.

The following is a summary of the inputs used in valuing the Funds’ assets and liabilities carried at fair value as of September 30, 2013:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Core Bond Fund
Assets
Asset-Backed Securities[1]	$—	$5,689,833	$—		$5,689,833
Collateralized Mortgage Obligations[1]	—	25,348,310	—		25,348,310
Corporate Bonds[1]	—	69,800,948	—		69,800,948
U.S. Government Agency Mortgages[1]	—	84,892,141	—		84,892,141
U.S. Treasury Obligations[1]	—	90,947,457	—		90,947,457
Preferred Stocks[1]	2,283,911	—	—		2,283,911
Short-Term Investment	—	2,522,100	—		2,522,100
Money Market Fund	9,047,983	—	—		9,047,983

Total Investments	11,331,894	279,200,789	—		290,532,683

Corporate Bond Fund
Assets
Corporate Bonds[1]	—	55,162,313	—		55,162,313
Preferred Stocks[1]	2,793,540	—	—		2,793,540
Short-Term Investment	—	488,400	—		488,400
Money Market Fund	2,972,206	—	—		2,972,206

Total Investments	5,765,746	55,650,713	—		61,416,459

Georgia Tax-Exempt Bond Fund
Assets
Municipal Bonds[2]	—	131,469,101	—		131,469,101
Money Market Fund	2,197,754	—	—		2,197,754

Total Investments	2,197,754	131,469,101	—		133,666,855

High Grade Municipal Bond Fund
Assets
Municipal Bonds[2]	—	51,330,460	—		51,330,460
Money Market Fund	7,348,029	—	—		7,348,029

Total Investments	7,348,029	51,330,460	—		58,678,489

High Income Fund
Assets
Bank Loans[1]	—	51,315,787	—		51,315,787
Corporate Bonds[1]	—	746,609,783	0	[4]	746,609,783
Convertible Corporate Bond[1]	—	2,162,428	—		2,162,428
Preferred Stock[1]	3,239,692	—	—		3,239,692
Convertible Preferred Stock[1]	8,355,742	—	—		8,355,742
Common Stocks[1]	—	927,045	—		927,045
U.S. Treasury Obligation[1]	—	2,099,975	—		2,099,975
Short-Term Investment		84,934,056			84,934,056
Money Market Fund	64,530,497		—		64,530,497

Total Investments	76,125,931	888,049,074	0	[4]	964,175,005

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Other Financial Instruments[3]
Credit Default Swap Contracts – Buy Protection
Credit Risk	$—	$3,655,048	$—		$3,655,048

Total Assets	76,125,931	891,704,122	—		967,830,053

Liabilities
Credit Default Swap Contracts – Buy Protection
Credit Risk	—	(2,573,154)	—		(2,573,154)

Total Liabilities	—	(2,573,154)	—		(2,573,154)

Intermediate Bond Fund
Assets
Collateralized Mortgage Obligation[1]	—	1,828,716	—		1,828,716
Corporate Bonds[1]	—	131,484,124	—		131,484,124
U.S. Government Agency Mortgages[1]	—	45,503,842	—		45,503,842
U.S. Treasury Obligations[1]	—	290,167,227	—		290,167,227
Preferred Stocks[1]	4,974,020	—	—		4,974,020
Short-Term Investment	—	8,579,495	—		8,579,495
Money Market Fund	11,940,232	—	—		11,940,232

Total Investments	16,914,252	477,563,404	—		494,477,656

Investment Grade Tax-Exempt Bond Fund
Assets
Municipal Bonds[2]	—	720,860,648	—		720,860,648
Money Market Fund	59,132,543	—	—		59,132,543

Total Investments	59,132,543	720,860,648	—		779,993,191

Limited Duration Fund
Assets
Asset-Backed Securities[1]	—	1,960,160	—		1,960,160
Collateralized Mortgage Obligations[1]	—	4,431,986	—		4,431,986
Money Market Fund	398,234	—	—		398,234

Total Investments	398,234	6,392,146	—		6,790,380

Limited-Term Federal Mortgage Securities Fund
Assets
Collateralized Mortgage Obligations[1]	—	2,242,660	—		2,242,660
U.S. Government Agency Mortgages[1]	—	10,502,849	—		10,502,849
Money Market Fund	223,534	—	—		223,534

Total Investments	223,534	12,745,509	—		12,969,043

North Carolina Tax-Exempt Bond Fund
Assets
Municipal Bonds[2]	—	45,795,078	—		45,795,078
Money Market Fund	1,767,772	—	—		1,767,772

Total Investments	1,767,772	45,795,078	—		47,562,850

Seix Floating Rate High Income Fund
Assets
Bank Loans[1]	—	7,758,374,519	—		7,758,374,519
Corporate Bonds[1]	—	450,558,286	0	[4]	450,558,286
Preferred Stock[1]	2,515,169	—	—		2,515,169
Common Stock[1]	—	1,208,147	—		1,208,147
Money Market Fund	875,824,961	—	—		875,824,961

Total Investments	878,340,130	8,210,140,952	0	[4]	9,088,481,082

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seix High Yield Fund
Assets
Bank Loans[1]	$—	$94,695,156	$—	$94,695,156
Corporate Bonds[1]	—	1,411,824,825	—	1,411,824,825
Convertible Preferred Stock	11,381,041	—	—	11,381,041
U.S. Treasury Obligation[1]	—	3,899,953	—	3,899,953
Short-Term Investment	—	98,879,648	—	98,879,648
Money Market Fund	231,952,558	—	—	231,952,558

Total Investments	243,333,599	1,609,299,582	—	1,852,633,181

Other Financial Instruments[3]
Credit Default Swap Contracts – Buy Protection
Credit Risk	—	7,573,260	—	7,573,260

Total Assets	243,333,599	1,616,872,842	—	1,860,206,441

Liabilities
Credit Default Swap Contracts – Buy Protection
Credit Risk	—	(4,444,539)	—	(4,444,539)

Total Liabilities	—	(4,444,539)	—	(4,444,539)

Short-Term Bond Fund
Assets
Asset-Backed Securities[1]	—	7,002,194	—	7,002,194
Collateralized Mortgage Obligation[1]	—	13,849,886	—	13,849,886
Corporate Bonds[1]	—	32,361,385	—	32,361,385
Municipal Bond[2]	—	726,929	—	726,929
U.S. Government Agency Mortgages[1]	—	7,073,920	—	7,073,920
U.S. Treasury Obligations[1]	—	1,434,916	—	1,434,916
Money Market Fund	689,538	—	—	689,538

Total Investments	689,538	62,449,230	—	63,138,768

Short-Term Municipal Bond Fund
Assets
Municipal Bonds[2]	—	19,812,274	—	19,812,274
Money Market Fund	3,011,890	—	—	3,011,890

Total Investments	3,011,890	19,812,274	—	22,824,164

Short-Term U.S. Treasury Securities Fund
Assets
U.S. Treasury Obligations[1]	—	10,103,079	—	10,103,079
Money Market Fund	122,886	—	—	122,886

Total Investments	122,886	10,103,079	—	10,225,965

Total Return Bond Fund
Assets
Asset-Backed Securities[1]	—	21,691,539	—	21,691,539
Collateralized Mortgage Obligations[1]	—	79,061,109	—	79,061,109
Bank Loans[1]	—	130,857,366	—	130,857,366
Corporate Bonds[1]	—	293,349,265	—	293,349,265
U.S. Government Agency Mortgages[1]	—	385,833,213	—	385,833,213
Preferred Stocks[1]	9,425,171	—	—	9,425,171
U.S. Treasury Obligations[1]	—	297,572,687	—	297,572,687
Money Market Fund	40,577,251	—	—	40,577,251
Short-Term Investment	—	8,876,500	—	8,876,500

Total Investments	50,002,422	1,217,241,679	—	1,267,244,101

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Other Financial Instruments[3]
Forward Foreign Currency Contracts
Foreign Currency Risk	$—	$702,825	$—	$702,825

Total Assets	50,002,422	1,217,944,504	—	1,267,946,926

Liabilities
Interest Rate Swaps
Interest Rate Risk	—	(91,363)	—	(91,363)
Credit Default Swap Contracts – Sell Protection
Credit Risk	—	(498,680)	—	(498,680)
Forward Foreign Currency Contracts
Foreign Currency Risk	—	(572,585)	—	(572,585)

Total Liabilities	—	(1,162,628)	—	(1,162,628)

Ultra-Short Bond Fund
Assets
Asset-Backed Securities[1]	—	13,573,774	—	13,573,774
Collateralized Mortgage Obligations[1]	—	32,656,654	—	32,656,654
Corporate Bonds[1]	—	62,065,273	—	62,065,273
Municipal Bond[2]	—	1,493,963	—	1,493,963
U.S. Government Agency Mortgages[1]	—	12,590,368	—	12,590,368
Money Market Fund	6,778,165	—	—	6,778,165

Total Investments	6,778,165	122,380,032	—	129,158,197

Liabilities
Other Financial Instruments[3]
Futures Contracts
Interest Rate Risk	(63,612)	—	—	(63,612)

Total Liabilities	(63,612)	—	—	(63,612)

U.S. Government Securities Fund
Assets
U.S. Treasury Obligations[1]	—	28,228,896	—	28,228,896
Money Market Fund	635,982	—	—	635,982

Total Investments	635,982	28,228,896	—	28,864,878

U.S. Government Securities Ultra-Short Bond Fund
Assets
Asset-Backed Security[1]	—	1,870,495	—	1,870,495
Collateralized Mortgage Obligations[1]	—	672,007,969	—	672,007,969
U.S. Government Agency Mortgages[1]	—	1,395,571,646	—	1,395,571,646
Money Market Fund	172,606,641	—	—	172,606,641

Total Investments	172,606,641	2,069,450,110	—	2,242,056,751

Liabilities
Other Financial Instruments[3]
Futures Contracts
Interest Rate Risk	(865,803)	—	—	(865,803)

Total Liabilities	(865,803)	—	—	(865,803)

Virginia Intermediate Municipal Bond Fund
Assets
Municipal Bonds[2]	—	143,261,552	—	143,261,552
Money Market Fund	2,830,406	—	—	2,830,406

Total Investments	2,830,406	143,261,552	—	146,091,958

[1]	Please see the Schedules of Portfolio Investments for Sector Classifications.

[2]	Please see the Schedules of Portfolio Investments for State Classifications.

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

[3]	Other Financial Instruments are derivative instruments not reflected in the value of Total Investments in the Schedules of Portfolio Investments, such as credit default swaps, forward foreign currency contracts, futures and Interest Rate Swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

[4]	As of September 30, 2013, the securities designated as Level 3 were fair valued using significant unobservable inputs under procedures adopted by the Board. Such valuations were based on quotations from principal market makers. Level 3 roll forwards and change in unrealized appreciation (depreciation) of these Level 3 securities held at fiscal year-end. are presented below.

The Funds’ policy is to disclose transfers between levels based on valuations at the end of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Pricing and Valuation Procedures. This may result in movements between Level 1 and Level 2 throughout the period. At September 30, 2013, there were no transfers from Level 1 to Level 2 pursuant to the Pricing and Valuation Procedures.

(b) Security Transactions and Investment Income — Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount over the life of the securities, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date or as soon as practicable after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Funds may halt any additional interest income accruals and consider the Funds’ ability to realize interest accrued up to the date of default or credit event.

(c) Distributions to Shareholders — Distributions from net investment income of each of the Funds are declared each business day to shareholders of record and are paid monthly. Distributions of net realized capital gains, if any, are declared at least annually. Distributions to shareholders from each of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Expenses and Share Class Accounting — Expenses that are directly related to a specific Fund are charged to that Fund. Other operating expenses of the Trust are allocated pro-rata to the Funds on the basis of relative net assets or another appropriate basis. Investment income, common expenses, and realized/unrealized capital gains (losses) on investments are allocated to the various share classes of the Funds on the basis of relative daily net assets of each share class. Fees relating to a specific share class are charged directly to the share class.

(e) Securities Traded on a To-Be-Announced Basis — Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Derivative Instruments — Certain Funds may enter into derivative contracts for purposes of pursuing their investment objectives, to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks. Open derivative positions at September 30, 2013 are included on each Fund’s Schedule of Portfolio Investments.

(g) Forward Foreign Currency Contracts — Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(h) Futures Contracts — Certain Funds may enter into futures contracts to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statements of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.

(i) Foreign Currency Translation — Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates, as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time), on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments and foreign currencies.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the amount actually received.

(j) Swap Contracts — Certain Funds may invest in swap contracts for the purpose of managing exposure to interest rate, credit or market risk, or for other purposes. The use of swap contracts involves risks that are different from those associated with ordinary portfolio transactions. Swap contracts may be privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

OTC swap contracts are marked-to-market daily using an independent pricing vendor and changes in value are recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable, as applicable, for variation margin on centrally cleared swaps on the Fund’s Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap contract. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Funds’ custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedules of Portfolio Investments and restricted cash, if any, is identified on the Statements of Assets and Liabilities. Risks may exceed amounts recorded in the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap contracts. Payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statements of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statements of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statements of Operations.

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Credit Default Swaps

Certain Funds enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS contracts involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Funds may use a CDS contract to provide protection against defaults of the issuers (i.e., to reduce risk where the Funds have exposure to an issuer), or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

As a seller of protection, the Funds generally receive an upfront payment or a stream of payments throughout the term of the swap contract provided that there is no credit event. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, a Fund effectively adds leverage to its portfolio because, in addition to its total net assets, a Fund is subject to investment exposure on the notional amount of the swap contract. As a buyer of protection, a Fund generally receives an amount up to the notional value of the swap contract if a credit event occurs.

The Funds’ maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the swap contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Funds’ exposure to the counterparty). As the protection seller, the Funds’ maximum risk is the notional amount of the contract. CDS contracts are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the contract. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. Credit spreads utilized in determining the period end market value of CDS contracts on corporate or sovereign issues are disclosed on the Schedules of Portfolio Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS contracts on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

Entering into a CDS contract involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, and that the counterparty to the contract may default on its obligation to perform or disagree as to the meaning of the contractual terms in the contract, and that there are unfavorable changes in net interest rates.

Interest Rate Swaps

Certain Funds may enter into interest rate swap (“IRS”) contracts to manage exposure to interest rate risk. IRS contracts are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. IRS contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation on the Statements of Assets and Liabilities. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of IRS include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that this amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

The fair value of derivative instruments not accounted for as hedging instruments on the Statements of Assets and Liabilities and the effect of derivative instruments not accounted for as hedging instruments, on the Statements of Operations as of September 30, 2013, are presented in the table below:

	Credit Risk	Foreign Exchange Risk	Interest Rate Risk	Total
High Income Fund
Asset Derivatives
Swap Contracts*	$3,655,048	$—	$—	$3,655,048

Liability Derivatives
Swap Contracts^	$(2,573,154)	$—	$—	$(2,573,154)

Realized Gain (Loss)#
Swap Contracts	$535,466	$—	$—	$535,466

Change in Appreciation (Depreciation)##
Swap Contracts	$(354,998)	$—	$—	$(354,998)

Number of Contracts, Notional Amounts or Shares†
Swap Contracts	$81,625,000	$—	$—	$81,625,000

Seix High Yield Fund
Asset Derivatives
Swap Contracts*	$7,573,260	$—	$—	$7,573,260

Liability Derivatives
Swap Contracts*	$(4,444,539)	$—	$—	$(4,444,539)

Realized Gain (Loss)#
Swap Contracts	$1,279,535	$—	$—	$1,279,535

Change in Appreciation (Depreciation)##
Swap Contracts	$202,094	$—	$—	$202,094

Number of Contracts, Notional Amounts or Shares†
Swap Contracts	$157,875,000	$—	$—	$157,875,000

Total Return Bond Fund
Asset Derivatives
Forward Currency Contracts*	$—	$702,825	$—	$702,825

Liability Derivatives
Swap Contracts^	$(590,043)	$—	$—	$(590,043)
Forward Currency Contracts^	—	(572,585)	—	(572,585)

Total Value	$(590,043)	$(572,585)	$—	$(1,162,628)

Realized Gain (Loss)#
Forward Currency Contracts	$—	$973,928	$—	$973,928
Swap Contracts	(2,366,612)	—	(719)	(2,367,331)

Total Realized Gain (Loss)	$(2,366,612)	$973,928	$(719)	$(1,393,403)

Change in Appreciation (Depreciation)##
Forward Currency Contracts	$—	$51,639	$—	$51,639
Swap Contracts	49,544	—	(91,363)	(41,819)

Total Change in Appreciation (Depreciation)	$49,544	$51,639	$(91,363)	$9,820

Number of Contracts, Notional Amounts or Shares†
Forward Currency Contracts	$—	$101,676,206	$—	$101,676,206

Swap Contracts	$110,986,934	$—	$—	$110,986,934

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

	Credit Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Ultra-Short Bond Fund
Liability Derivatives
Futures Contracts	$—	$—	$(63,612)	$(63,612)

Realized Gain (Loss)#
Futures Contracts	$—	$—	$127,425	$127,425

Change in Appreciation (Depreciation)##
Futures Contracts	$—	$—	$(63,612)	$(63,612)

Number of Contracts, Notional Amounts or Shares†
Futures Contracts	—	—	(45)	(45)

U.S. Government Securities Ultra-Short Bond Fund
Liability Derivatives
Futures Contracts	$—	$—	$(865,803)	$(865,803)

Realized Gain (Loss)#
Futures Contracts	$—	$—	$662,373	$662,373

Change in Appreciation (Depreciation)##
Futures Contracts	$—	$—	$(775,497)	$(775,497)

Number of Contracts, Notional Amounts or Shares†
Futures Contracts	—	—	(353)	(353)

*	Statements of Assets and Liabilities location: Investments, at value, Receivables from: open forward foreign currency contracts, or open swap contracts, at value, as applicable. Cumulative appreciation (depreciation) on centrally cleared contracts is reported in “Swap Contracts”. The outstanding variation margin, if any, is reported within the Statements of Assets and Liabilities.

^	Statements of Assets and Liabilities location: Payables for: open forward foreign currency contracts, or open swap contracts, at value, as applicable. Cumulative appreciation (depreciation) on centrally cleared contracts is reported in “Swap Contracts”. The outstanding variation margin, if any, is reported within the Statements of Assets and Liabilities.

^^	Cumulative appreciation (depreciation) on futures contracts is reported in “Futures Contracts”. The outstanding variation margin, if any, is reported within the Statements of Assets and Liabilities.

#	Statements of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, futures contracts, swap contracts, or foreign currency transactions, as applicable.

##	Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, futures contracts, swap contracts, or translation of assets and liabilities in foreign currencies, as applicable.

†	Amount(s) disclosed represent the average number of contracts for futures contracts, notional amounts for forward currency contracts and swap contracts, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended September 30, 2013.

As of September 30, 2013, a reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is included in the following table:

	Gross Amounts of Assets/Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received/Pledged	Net Amount of Derivative Assets/Liabilities
Total Return Bond Fund
Assets
Counterparty
JPMorgan (Forward Foreign Currency Contracts)	$702,825	$—	$(210,536)	$492,289

Liabilities
Counterparty
JPMorgan (Forward Foreign Currency Contracts)	$572,585	$—	$—	$572,585
Centrally Cleared Swap Contracts	91,363	—	—	91,363

	$663,948	$—	$—	$663,948

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

(k) Securities Lending — Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed either (i) 50% of the sum of the market value of all securities of the Fund and the market value of securities purchased with cash collateral or (ii) 33.33% of the total market value of all securities of the Fund. No Fund will lend portfolio securities to its investment adviser, subadviser, or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities are required to be fully collateralized by cash, letters of credit or U.S. government securities. The initial value of the collateral must be at least 102% of the market value of the securities loaned, if the securities loaned are U.S. securities (105% for non-U.S. securities); and maintained in an amount equal to at least 100% (103% for non-U.S. securities) thereafter. However, due to market fluctuations during the day, the value of securities loaned on a particular day may exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks; including the risk that a Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities. A fee will be obtained from the borrower if letters of credit or U.S. government securities are used as collateral.

The cash collateral received is aggregated in a joint account by the Funds, providing RidgeWorth Investments a pool of cash to invest in short-term investments that have a remaining maturity of 397 days or less. The Funds are joint participants with other affiliated Funds of the Trust that are not presented in this report. At September 30, 2013, the cash collateral received by the Funds was pooled and invested in the following securities. Each of the Funds participating in securities lending at September 30, 2013 owned a pro-rata portion of the assets and liabilities listed below:

	Shares	Value
JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.01%	102,467,056	$102,467,056
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.00%	247,551,381	247,551,381

Total Investments (Cost $350,018,437)		350,018,437
Amount due to Lending Agent		(25,185)

Net Investment Value		$349,993,252

The following Funds paid securities lending fees to the lending agent during the period ended September 30, 2013, which have been netted against Income from Securities Lending on the Statements of Operations. These fees are presented below:

Fund	Fee
Core Bond Fund	$2,516
Corporate Bond Fund	231
High Income Fund	16,882
Intermediate Bond Fund	8,961
Seix High Yield Fund	26,100
Total Return Bond Fund	15,451

(m) When-Issued Securities and Forward Commitments — Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date at a fixed price. During this period, such securities are subject to market fluctuations. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund’s NAV if the Fund makes such investments while remaining substantially fully invested. A Fund records when-issued securities on trade date and will segregate or earmark liquid assets in an amount at least equal in value to its commitments to purchase when-issued and forward commitment securities or engage in other appropriate measures to “cover” its obligation. When-issued securities and the segregated liquid assets associated with such investments are presented within the Funds’ Schedules of Portfolio Investments.

(n) Bank Loans — Certain Funds may invest in first and second lien senior floating-rate loans (“bank loans”). These loans are made by banks and other large financial institutions to various companies and are senior in the

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

borrowing companies’ capital structure. Coupon rates are floating, not fixed, and are tied to a benchmark lending rate. A Fund records an investment when the borrower withdraws money and records the interest as earned. Some types of senior loans in which these Funds may invest require that an open loan for a specific amount be continually offered to a borrower. These types of senior loans, commonly referred to as revolvers, contractually obligate the lender (and therefore those with an interest in the loan) to fund the loan at the borrower’s discretion. A Fund will maintain, on a daily basis, high quality, liquid assets in an amount at least equal in value to its contractual obligation to fulfill the revolving senior loan. Therefore, a Fund must have funds sufficient to cover its contractual obligation. A Fund will maintain, on a daily basis, high quality, liquid assets in an amount at least equal in value to its contractual obligation to fulfill the revolving senior loan. Therefore, a Fund must have funds sufficient to cover its contractual obligation. At September 30, 2013, Seix Floating Rate High Income Fund and Total Return Bond Fund had unfunded loan commitments.

(o) Restricted Securities — Certain Funds’ investments are restricted as to resale. As of September 30, 2013, all of these restricted securities have been deemed liquid by the Funds’ investment adviser based upon procedures approved by the Board, unless stated otherwise on the Funds’ Schedules of Portfolio Investments.

(p) Credit and Market Risk — Certain Funds’ investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(q) Foreign Investment Risks — Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(r) Counterparty Risk and Credit-Risk-Related Contingent Features of Derivative Instruments — Certain Funds may invest in certain securities or engage in other transactions where the Funds are exposed to counterparty credit risk in addition to broader market risks. The Funds may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Funds’ investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Funds to increased risk of loss.

(s) Other Risks — Certain Funds invest in high yield corporate, government, and other debt instruments of U.S. and non-U.S. issuers. High yield securities involve greater risk of default or downgrade and are more volatile than investment grade securities. A Fund’s concentration of investments in securities of issuers located in a specific region or state, subjects that Fund to the economic and government policies of the region or state, and may increase risk versus that of a fund whose investments are more diversified. Please refer to each Fund’s prospectus for additional risks that may be associated with the Funds.

(t) Federal and Other Taxes — It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2013, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(u) Reclassification — GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

3.	Investment Adviser and Other Service Providers

Investment Adviser —RidgeWorth Investments (“Investment Adviser”), a majority-owned subsidiary of SunTrust Banks, Inc. (“SunTrust”), serves as the investment adviser to the Funds. The Trust and the Investment Adviser have entered into an investment advisory agreement (“Advisory Agreement”). The Investment Adviser is a money—management holding company with multiple style-focused investment boutiques (“Subadvisers”). The Subadvisers for each of the Funds are as follows: Seix Investment Advisors LLC (“Seix”) serves as the Subadviser for the Core Bond Fund, Corporate Bond Fund, High Income Fund, Intermediate Bond Fund, Limited Duration Fund, Limited-Term Federal Mortgage Securities Fund, Seix Floating Rate High Income Fund, Seix High Yield Fund, Total Return Bond Fund and U.S. Government Securities Fund; and StableRiver Capital Management LLC (“StableRiver”) serves as the Subadviser for the Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund, Investment Grade Tax-Exempt Bond Fund, North Carolina Tax-Exempt Bond Fund, Short-Term Bond Fund, Short-Term Municipal Bond Fund, Short-Term U.S. Treasury Securities Fund, Ultra-Short Bond Fund, U.S. Government Securities Ultra-Short Bond Fund, and Virginia Intermediate Municipal Bond Fund. Seix and StableRiver are each wholly-owned subsidiaries of the Investment Adviser. The Investment Adviser pays the Subadvisers out of the investment advisory fees it receives from the Funds.

Under the terms of the Advisory Agreement, the Funds are charged annual advisory fees, which are computed daily and paid monthly based upon average daily net assets. Breakpoints are used in computing the overall annual advisory fee. The maximum annual advisory fee is charged on average daily net assets of each Fund up to $500 million. A discount of 5% applies on the next $500 million, a discount of 10% applies on the next $4 billion, and a discount of 15% applies on amounts over $5 billion. Fee rates for the period ended September 30, 2013 were as follows:

Fund	Maximum Advisory Fee	Discounted Annual Advisory Fee	Advisory Fees Waived/Expense Reimbursed	Net Annual fees Paid*
Core Bond Fund	0.25%	0.25%	—%	0.25%
Corporate Bond Fund	0.40	0.40	(0.02)	0.38
Georgia Tax-Exempt Bond Fund	0.50	0.50	—	0.50
High Grade Municipal Bond Fund	0.50	0.50	(0.02)	0.48
High Income Fund	0.55	0.54	(0.01)	0.53
Intermediate Bond Fund	0.25	0.25	—	0.25
Investment Grade Tax-Exempt Bond Fund	0.50	0.49	(0.01)	0.48
Limited Duration Fund	0.10	0.10	(0.11)	—
Limited-Term Federal Mortgage Securities Fund	0.50	0.50	(0.38)	0.12
North Carolina Tax-Exempt Bond Fund	0.50	0.50	—	0.50
Seix Floating Rate High Income Fund	0.45	0.41	—	0.41
Seix High Yield Fund	0.45	0.42	—	0.42
Short-Term Bond Fund	0.40	0.40	—	0.40
Short-Term Municipal Bond Fund	0.35	0.35	(0.27)	0.08
Short-Term U.S. Treasury Securities Fund	0.35	0.35	(0.50)	—

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Fund	Maximum Advisory Fee as of August 1, 2013	Discounted Annual Advisory Fee	Advisory Fees Waived/Expense Reimbursed	Net Annual fees Paid*
Total Return Bond Fund	0.25%	0.24%	—%	0.24%
Ultra-Short Bond Fund	0.22	0.22	—	0.22
U.S. Government Securities Fund	0.50	0.50	(0.13)	0.37
U.S. Government Securities Ultra-Short Bond Fund	0.20	0.19	—	0.19
Virginia Intermediate Municipal Bond Fund	0.50	0.50	—	0.50

*	Aggregate annual fees paid to the Investment Adviser, who pays the applicable Subadviser a portion of the fees for its services to the Funds. Amounts designated as “—” are 0%.

The Investment Adviser and the applicable Subadviser have contractually agreed, until at least August 1, 2014, to waive fees and/or reimburse expenses for each of the following Funds to the extent necessary to maintain each Fund’s total annual fund operating expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, interest expense, extraordinary expenses and indirect expenses attributable to the Fund’s investment in other funds), expressed as a percentage of average daily net assets, as noted below:

	Contractual Expense Limitations August 1, 2013 to September 30, 2013
Fund	I Shares	A Shares	C Shares		R Shares
Core Bond Fund*	0.45%	0.75%	N/A	%	1.05%
Corporate Bond Fund*	0.65	0.95	1.65		N/A
Georgia Tax-Exempt Bond Fund	0.65	0.80	N/A		N/A
High Grade Municipal Bond Fund	0.65	0.80	N/A		N/A
High Income Fund*	0.78	1.08	N/A		1.50
Intermediate Bond Fund*	0.45	0.75	N/A		1.05
Investment Grade Tax-Exempt Bond Fund	0.65	0.80	N/A		N/A
Limited Duration Fund	0.32	N/A	N/A		N/A
Limited-Term Federal Mortgage Securities Fund	0.66	0.86	1.66		N/A
North Carolina Tax-Exempt Bond Fund	0.65	0.80	N/A		N/A
Seix Floating Rate High Income Fund*	0.67	0.97	1.61		N/A
Seix High Yield Fund	0.61	0.87	1.30		N/A
Short-Term Bond Fund*	0.60	0.80	N/A		1.60
Short-Term Municipal Bond Fund	0.55	0.70	N/A		N/A
Short-Term U.S. Treasury Securities Fund	0.55	0.73	1.55		N/A
Total Return Bond Fund*	0.45	0.75	N/A		1.05
Ultra-Short Bond Fund*	0.46	N/A	N/A		N/A
U.S. Government Securities Fund*	0.75	0.95	1.70		N/A
U.S. Government Securities Ultra-Short Bond Fund*	0.46	N/A	N/A		N/A
Virginia Intermediate Municipal Bond Fund	0.65	0.80	N/A		N/A

*	For the period April 1, 2013 to July 31, 2013 the Contractual Expense Limitations were as follows:

Fund	I Shares	A Shares	C Shares		R Shares
Core Bond Fund	0.45%	0.72%	N/A	%	1.05%
Corporate Bond Fund	0.62	0.93	1.60		N/A
High Income Fund	0.76	1.06	N/A		1.46
Intermediate Bond Fund	0.44	0.70	N/A		1.20
Seix Floating Rate High Income Fund	0.62	0.95	1.61		N/A
Short-Term Bond Fund	0.58	0.77	N/A		1.57
Total Return Bond Fund	0.43	0.68	N/A		0.99
Ultra-Short Bond Fund	0.42	N/A	N/A		N/A
U.S. Government Securities Fund	0.72	0.95	1.70		N/A
U.S. Government Securities Ultra-Short Bond Fund	0.43	N/A	N/A		N/A

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Under the Expense Limitation Agreement, the Investment Adviser may retain the difference between the Contractual Expense Limitation identified above and the actual total expenses to recapture any of its prior contractual waivers or reimbursements at a date not to exceed three years from the date of such waivers or reimbursements. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the annualized total expense ratio to exceed the contractual expense limitation in place at that time. During the period ended September 30, 2013, the Investment Adviser did not recapture any of its prior contractual waivers or reimbursements. As of September 30, 2013, the cumulative potential recoupments recoverable pursuant to this agreement are as follows:

	Expires
	2014	2015	2016	2017
Core Bond Fund	$—	$—	$1,227	$42
Corporate Bond Fund	—	—	10,691	5,807
High Grade Municipal Bond Fund	32,038	11,057	17,205	6,238
High Income Fund	—	—	85,675	46,565
Intermediate Bond Fund	—	—	580	12
Investment Grade Tax-Exempt Bond Fund	—	—	53,503	22,417
Limited Duration Fund	—	—	3,221	4,209
Limited-Term Federal Mortgage Securities Fund	—	26,833	49,640	29,991
North Carolina Tax-Exempt Bond Fund	—	—	—	2
Seix High Yield Fund	—	—	—	482
Short-Term Bond Fund	—	—	2,491	1,655
Short-Term Municipal Bond Fund	—	22,692	36,571	21,693
Short-Term US Treasury Securities Fund	18,813	44,910	49,079	27,248
Total Return Bond Fund	—	—	134,555	20,105
US Government Securities Fund	—	—	26,551	22,627

Amounts designated as “—” are $0.

During the period ended September 30, 2013, the Investment Adviser also voluntarily waived fees in certain Funds in order to maintain a more competitive expense ratio for shareholders. These voluntary waivers are not available to be recouped by the Investment Adviser in subsequent years.

The Investment Adviser has voluntarily undertaken to reduce and/or subsidize certain expenses of the Limited-Term Federal Mortgage Securities Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund and U.S. Government Securities Fund to the extent necessary to maintain a minimum annualized yield of 0.00% for each of the Fund’s share classes. This voluntary expense reduction and/or expense subsidy may be modified or discontinued at any time without prior notice. There can be no assurance that this fee reduction will be sufficient to avoid any loss. During the period ended September 30, 2013, Short-Term Municipal Bond Fund, Short-Term U.S. Securities Fund and U.S. Government Securities Fund had voluntary reimbursements in the amount of $299, $5,563 and $4,946, respectively.

Fund Accounting, Custody, Administration, and Transfer Agency — State Street Bank and Trust Company (“State Street Bank”) serves as the fund accounting agent and custodian for the Trust pursuant to a Master Custodian Agreement. The custodian is responsible for the safekeeping of the assets of the Funds and the fund accounting agent is responsible for calculating the Funds’ NAVs. State Street Bank, as the Funds’ custodian and fund accounting agent, is paid on the basis of net assets and transaction costs of the Funds. State Street Bank also serves as the administrator for the Trust pursuant to an administration agreement. State Street Bank, as the Funds’ administrator, is paid on the basis of net assets of the RidgeWorth Funds which are allocated among the series of the Trust, on the basis of relative net assets.

Boston Financial Data Services, Inc. (“BFDS”) serves as the transfer agent to the Trust pursuant to a Transfer Agency and Service Agreement. BFDS is paid on the basis of net assets, per account fees and certain transaction costs.

Custodian Credits — The Funds have an agreement with their custodian under which custody fees may be reduced by balance credits. These credits, if any, are shown as a reduction of total expenses on the Statements of Operations.

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Distribution — The Trust and RidgeWorth Distributors LLC (the “Distributor”) are parties to a Distribution Agreement.

In addition, with respect to the A Shares, C Shares and R Shares, the Distributor receives amounts, pursuant to a Distribution and Service Plan, based upon average daily net assets of each respective class, which are computed daily and paid monthly. For the period ended September 30, 2013, the Distributor did not retain any of the front end sales charges assessed on the sale of Class A shares. For the period ended September 30, 2013, the Distributor did not retain any commissions from contingent deferred sales charges assessed on redemptions of Class C Shares. These current board approved fees, expressed as a percentage of average daily net assets, for the period ended September 30, 2013, were as follows:

Fund	A Share Distribution and Service Fee	C Share Distribution and Service Fee		R Share Distribution and Service Fee
Core Bond Fund	0.30%	N/A	%	0.50%
Corporate Bond Fund	0.30	1.00		N/A
Georgia Tax-Exempt Bond Fund	0.15	N/A		N/A
High Grade Municipal Bond Fund	0.15	N/A		N/A
High Income Fund	0.30	N/A		0.50
Intermediate Bond Fund	0.25	N/A		0.50
Investment Grade Tax-Exempt Bond Fund	0.30	N/A		N/A
Limited-Term Federal Mortgage Securities Fund	0.20	1.00		N/A
North Carolina Tax-Exempt Bond Fund	0.15	N/A		N/A
Seix Floating Rate High Income Fund	0.30	1.00		N/A
Seix High Yield Fund	0.25	N/A		0.50
Short-Term Bond Fund	0.20	1.00		N/A
Short-Term Municipal Bond Fund	0.15	N/A		N/A
Short-Term U.S. Treasury Securities Fund	0.18	1.00		N/A
Total Return Bond Fund	0.25	N/A		0.50
U.S. Government Securities Fund	0.30	1.00		N/A
Virginia Intermediate Municipal Bond Fund	0.15	N/A		N/A

Shareholder Servicing Fees — The Funds have adopted shareholder services fees for the I Shares and A Shares of such Funds. Each of these Funds (or class thereof, as the case may be) may pay to financial institutions that provide certain services to the Funds a services fee. The services may include, among others, providing general shareholder liaison services (including responding to shareholder inquiries) providing information on shareholder investments, and establishing and maintaining shareholder accounts and records. The Funds may pay a shareholder services fee up to an annual rate of 0.20% of average daily net assets of a Fund’s I Shares or A Shares. The Core Bond Fund, High Income Fund, Intermediate Bond Fund, Seix High Yield Fund, and Total Return Bond Fund have adopted a shareholder services fee for the R Shares. Each Fund pays specified benefit plans or other financial service firms for shareholder support services they provide, at an annual rate of up to 0.25% of the average daily net assets of R Shares.

Other Fees — The Investment Adviser provides compliance and certain administrative services to the Trust to ensure compliance with applicable laws and regulations. For the year ended September 30, 2013, the Investment Adviser was paid $ 777,618 for these services. Foreside Compliance Services, LLC (“FCS”) an affiliate of the Distributor, provides an Anti-Money Laundering Officer/ Identity Theft Prevention Officer (“AML Officer”) to the Trust. Fees paid to FCS pursuant to these agreements are reflected on the Statements of Operations as a component of the caption “Other Fees”.

FCS nor any of their officers or employees who serve as an officer of the Trust, has any role in determining the Funds’ investment policies or which securities are to be purchased or sold by the Trust or its Funds. Certain officers or employees of FCS are also officers of the Trust.

Certain officers of the Trust are also officers or employees of the Investment Adviser, FCS and/or the administrator. Such officers receive no fees from the Trust for serving as officers of the Trust.

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Each of the Trustees receives an annual retainer and an additional fee for each meeting attended, plus reimbursement for certain expenses incurred. Trustees receive an additional fee for attendance at committee meetings. Information on the aggregate remuneration paid to the Trustees can be found on the Statements of Operations.

4.	Capital Stock Transactions

Transactions in capital shares and dollars for the year ended March 31, 2013 and the period ended September 30, 2013 were as follows:

	Shares Issued	Shares Reinvested	Shares Redeemed	Net Increase (Decrease) in Shares Outstanding	Proceeds from Shares Issued	Dividends Reinvested	Cost of Shares Redeemed	Change in Net Assets from Capital Transactions
Core Bond Fund

I Shares
9/30/2013	1,823,607	197,562	(11,330,122)	(9,308,953)	$19,988,552	$,155,785	$(123,003,433)	$(100,859,096)
3/31/2013	15,150,156	1,003,059	(22,520,877)	(6,367,662)	170,890,899	11,280,597	(252,118,768)	(69,947,272)

A Shares
9/30/2013	467,053	12,870	(531,634)	(51,711)	5,067,566	140,155	(5,794,614)	(586,893)
3/31/2013	542,528	47,009	(686,479)	(96,942)	6,113,163	528,383	(7,733,353)	(1,091,807)

R Shares
9/30/2013	1,322	2,809	(55,066)	(50,935)	14,399	30,615	(606,390)	(561,376)
3/31/2013	7,978	10,828	(95,008)	(76,202)	89,791	121,788	(1,070,887)	(859,308)

Corporate Bond Fund

I Shares
9/30/2013	581,301	85,340	(664,243)	2,398	5,299,820	765,265	(6,036,795)	28,290
3/31/2013	1,982,956	434,731	(2,962,851)	(545,164)	18,861,172	4,110,294	(28,188,098)	(5,216,632)

A Shares
9/30/2013	11,910	2,801	(336,012)	(321,301)	109,880	25,408	(2,996,593)	(2,861,305)
3/31/2013	327,279	22,799	(380,224)	(30,146)	3,102,078	216,200	(3,630,328)	(312,050)

C Shares
9/30/2013	3,795	13,498	(418,496)	(401,203)	35,729	120,831	(3,774,291)	(3,617,731)
3/31/2013	103,335	85,637	(475,178)	(286,206)	996,415	807,662	(4,518,289)	(2,714,212)

Georgia Tax-Exempt Bond Fund

I Shares
9/30/2013	1,049,965	16,136	(2,218,981)	(1,152,880)	10,992,237	166,487	(22,892,155)	(11,733,431)
3/31/2013	2,831,504	20,748	(2,923,235)	(70,983)	30,603,687	224,250	(31,648,061)	(820,124)

A Shares
9/30/2013	16,703	4,963	(27,855)	(6,189)	180,823	51,286	(284,240)	(52,131)
3/31/2013	54,802	6,860	(43,641)	18,021	590,388	74,262	(474,378)	190,272

High Grade Municipal Bond Fund

I Shares
9/30/2013	1,255,700	22,452	(1,507,795)	(229,643)	15,006,193	261,917	(17,783,103)	(2,514,993)
3/31/2013	2,956,341	62,484	(2,074,029)	944,796	36,263,488	756,064	(25,383,903)	11,635,649

A Shares
9/30/2013	165,421	8,059	(334,588)	(161,109)	1,970,393	94,072	(3,897,624)	(1,833,159)
3/31/2013	369,896	24,900	(137,597)	257,199	4,526,852	302,002	(1,682,718)	3,146,136

High Income Fund

I Shares
9/30/2013	33,932,904	2,573,333	(48,977,776)	(12,471,539)	245,480,063	18,595,913	(353,909,043)	(89,833,067)
3/31/2013	63,456,336	4,997,397	(44,901,177)	23,552,556	447,059,168	35,281,125	(316,563,071)	165,777,222

A Shares
9/30/2013	11,002,708	443,564	(6,253,654)	5,192,618	79,400,596	3,201,086	(45,108,076)	37,493,606
3/31/2013	10,886,569	778,455	(9,805,619)	1,859,405	76,434,488	5,495,991	(69,328,992)	12,601,487

R Shares
9/30/2013	372,784	75,266	(678,997)	(230,947)	2,709,644	543,158	(4,911,580)	(1,658,778)
3/31/2013	1,008,470	136,362	(820,532)	324,300	7,132,330	961,340	(5,773,798)	2,319,872

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

	Shares Issued	Shares Reinvested	Shares Redeemed	Net Increase (Decrease) in Shares Outstanding	Proceeds from Shares Issued	Dividends Reinvested	Cost of Shares Redeemed	Change in Net Assets from Capital Transactions

Intermediate Bond Fund

I Shares
9/30/2013	3,085,686	222,925	(47,352,406)	(44,043,795)	$31,559,012	$2,263,112	$(479,323,098)	$(445,500,974)
3/31/2013	16,739,307	2,522,665	(42,042,210)	(22,780,238)	175,567,635	26,162,518	(440,706,666)	(238,976,513)

A Shares
9/30/2013	56,895	3,532	(445,151)	(384,724)	580,580	35,878	(4,499,595)	(3,883,137)
3/31/2013	329,512	40,273	(494,247)	(124,462)	3,462,213	417,927	(5,156,768)	(1,276,628)

R Shares
9/30/2013	—	10	(497)	(487)	—	100	(5,108)	(5,008)
3/31/2013	5,295	132	(73,924)	(68,497)	55,307	1,373	(777,254)	(720,574)

Investment Grade Tax-Exempt Bond Fund

I Shares
9/30/2013	8,853,006	436,636	(26,816,960)	(17,527,318)	107,594,444	5,294,467	(327,883,094)	(214,994,183)
3/31/2013	25,364,479	2,556,547	(25,177,845)	2,743,181	321,422,608	31,929,508	(319,378,757)	33,973,359

A Shares
9/30/2013	657,829	20,224	(986,252)	(308,199)	8,129,578	244,820	(11,900,174)	(3,525,776)
3/31/2013	627,050	80,768	(770,243)	(62,425)	7,963,610	1,008,871	(9,745,117)	(772,636)

Limited Duration Fund

I Shares
9/30/2013	—	85	(276,001)	(275,916)	—	834	(2,710,333)	(2,709,499)
3/31/2013	—	1,795	(688,748)	(686,953)	—	17,573	(6,735,932)	(6,718,359)

Limited-Term Federal Mortgage Securities Fund

I Shares
9/30/2013	45,192	5,093	(311,216)	(260,931)	494,301	55,673	(3,369,765)	(2,819,791)
3/31/2013	324,611	16,574	(1,774,341)	(1,433,156)	3,631,796	185,548	(19,879,334)	(16,061,990)

A Shares
9/30/2013	1,410	1,278	(26,886)	(24,198)	15,405	13,931	(291,965)	(262,629)
3/31/2013	12,930	2,717	(378,991)	(363,344)	144,522	30,356	(4,222,167)	(4,047,289)

C Shares
9/30/2013	12,095	1,530	(77,851)	(64,226)	133,268	16,713	(849,562)	(699,581)
3/31/2013	19,025	2,933	(145,883)	(123,925)	212,895	32,830	(1,632,101)	(1,386,376)

North Carolina Tax-Exempt Bond Fund

I Shares
9/30/2013	396,447	4,085	(583,482)	(182,950)	4,108,424	41,757	(5,954,451)	(1,804,270)
3/31/2013	814,545	4,249	(856,799)	(38,005)	8,700,825	45,645	(9,203,531)	(457,061)

A Shares
9/30/2013	8,689	883	(11,384)	(1,812)	87,681	9,021	(115,547)	(18,845)
3/31/2013	27,037	858	(3,042)	24,853	289,648	9,177	(32,515)	266,310

Seix Floating Rate High Income Fund

I Shares
9/30/2013	370,757,483	9,219,929	(149,378,944)	230,598,468	3,350,171,026	83,176,460	(1,347,769,186)	2,085,578,300
3/31/2013	404,801,992	12,393,422	(166,301,380)	250,894,034	3,623,676,264	110,642,663	(1,480,951,289)	2,253,367,638

A Shares
9/30/2013	10,790,759	236,281	(1,670,147)	9,356,893	97,382,298	2,131,019	(15,079,205)	84,434,112
3/31/2013	7,494,467	186,533	(2,545,591)	5,135,409	67,443,345	1,664,277	(22,575,703)	46,531,919

C Shares
9/30/2013	3,396,254	49,989	(352,700)	3,093,543	30,689,949	451,092	(3,188,186)	27,952,855
3/31/2013	1,666,689	77,164	(686,469)	1,057,384	14,952,802	688,547	(6,107,635)	9,533,714

Seix High Yield Fund

I Shares
9/30/2013	43,460,346	1,350,232	(56,278,401)	(11,467,823)	439,822,421	13,668,992	(569,877,354)	(116,385,941)
3/31/2013	87,306,757	4,448,330	(136,305,874)	(44,550,787)	862,445,636	44,104,060	(1,351,388,077)	(444,838,381)

A Shares
9/30/2013	3,249,158	127,594	(3,757,096)	(380,344)	32,023,715	1,265,113	(37,563,524)	(4,274,696)
3/31/2013	7,150,408	299,831	(4,219,958)	3,230,281	69,009,998	2,932,488	(41,347,650)	30,594,836

R Shares
9/30/2013	1,481	4,122	(77,598)	(71,995)	15,029	41,593	(787,892)	(731,270)
3/31/2013	5,113	8,840	(32,159)	(18,206)	50,214	87,833	(316,844)	(178,797)

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

	Shares Issued	Shares Reinvested	Shares Redeemed	Net Increase (Decrease) in Shares Outstanding	Proceeds from Shares Issued	Dividends Reinvested	Cost of Shares Redeemed	Change in Net Assets from Capital Transactions

Short-Term Bond Fund

I Shares
9/30/2013	274,741	15,790	(2,234,980)	(1,944,449)	$2,737,082	$157,097	$(22,248,453)	$(19,354,274)
3/31/2013	3,470,249	97,589	(26,854,233)	(23,286,395)	34,716,711	976,861	(268,943,424)	(233,249,852)

A Shares
9/30/2013	121,129	1,166	(74,611)	47,684	1,204,505	11,624	(745,502)	470,627
3/31/2013	26,407	2,368	(69,779)	(41,004)	264,900	23,770	(699,939)	(411,269)

C Shares
9/30/2013	3,538	282	(37,481)	(33,661)	35,421	2,813	(373,613)	(335,379)
3/31/2013	26,988	1,026	(86,555)	(58,541)	270,704	10,289	(867,776)	(586,783)

Short-Term Municipal Bond Fund

I Shares
9/30/2013	681,308	1,035	(112,240)	570,103	6,768,287	10,303	(1,122,946)	5,655,644
3/31/2013	558,184	59,062	(60,939)	556,307	5,751,667	589,875	(651,080)	5,690,462

A Shares
9/30/2013	123,752	220	(47,115)	76,857	1,228,972	2,193	(470,098)	761,067
3/31/2013	50,302	28,732	(30,895)	48,139	527,368	286,738	(332,298)	481,808

Short-Term U.S. Treasury Securities Fund

I Shares
9/30/2013	12,506	312	(130,369)	(117,551)	123,360	3,079	(1,287,383)	(1,160,944)
3/31/2013	115,958	2,083	(634,242)	(516,201)	1,154,142	20,694	(6,305,766)	(5,130,930)

A Shares
9/30/2013	86,022	107	(53,373)	32,756	845,646	1,055	(526,294)	320,407
3/31/2013	6,636	921	(141,657)	(134,100)	65,903	9,130	(1,405,325)	(1,330,292)

C Shares
9/30/2013	4,545	—	(107,861)	(103,316)	44,754	—	(1,062,074)	(1,017,320)
3/31/2013	88,635	1,683	(202,166)	(111,848)	879,321	16,650	(2,006,700)	(1,110,729)

Total Return Bond Fund

I Shares
9/30/2013	20,177,022	854,658	(26,473,499)	(5,441,819)	213,509,541	8,996,768	(279,137,891)	(56,631,582)
3/31/2013	53,695,087	3,450,575	(38,033,874)	19,111,788	587,970,113	37,602,169	(415,117,943)	210,454,339

A Shares
9/30/2013	775,340	28,088	(1,268,437)	(465,009)	8,542,751	305,514	(13,772,354)	(4,924,089)
3/31/2013	2,420,995	146,515	(2,045,673)	521,837	27,388,217	1,649,647	(23,091,925)	5,945,939

R Shares
9/30/2013	1,316,836	37,873	(913,235)	441,474	13,937,883	398,461	(9,625,343)	4,711,001
3/31/2013	5,860,073	153,477	(1,164,359)	4,849,191	64,188,443	1,670,614	(12,767,355)	53,091,702

Ultra-Short Bond Fund

I Shares
9/30/2013	8,399,920	36,920	(6,878,381)	1,558,459	83,722,616	367,291	(68,407,036)	15,682,871
3/31/2013	10,370,480	75,875	(10,825,088)	(378,733)	103,337,932	756,107	(107,945,587)	(3,851,548)

U.S. Government Securities Fund

I Shares
9/30/2013	233,605	7,021	(1,303,671)	(1,063,045)	1,939,420	58,236	(10,826,888)	(8,829,232)
3/31/2013	1,111,216	195,444	(1,743,213)	(436,553)	9,711,509	1,657,012	(15,235,513)	(3,866,992)

A Shares
9/30/2013	2,476	141	(65,108)	(62,491)	20,873	1,165	(541,184)	(519,146)
3/31/2013	14,273	8,436	(31,982)	(9,273)	122,865	71,433	(280,206)	(85,908)

C Shares
9/30/2013	875	—	(40,927)	(40,052)	7,200	—	(337,449)	(330,249)
3/31/2013	2,372	10,185	(60,846)	(48,289)	21,123	86,065	(533,000)	(425,812)

U.S. Government Securities Ultra-Short Bond Fund

I Shares
9/30/2013	73,684,361	565,935	(81,170,876)	(6,920,580)	746,261,335	5,731,229	(822,575,542)	(70,582,978)
3/31/2013	175,905,609	1,420,235	(148,517,021)	28,808,823	1,788,421,958	14,444,404	(1,510,221,408)	292,644,954

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

	Shares Issued	Shares Reinvested	Shares Redeemed	Net Increase (Decrease) in Shares Outstanding	Proceeds from Shares Issued	Dividends Reinvested	Cost of Shares Redeemed	Change in Net Assets from Capital Transactions

Virginia Intermediate Municipal Bond Fund

I Shares
9/30/2013	760,841	15,347	(905,499)	(129,311)	$7,813,217	$156,651	$(9,270,283)	$(1,300,415)
3/31/2013	1,419,812	107,996	(1,663,125)	(135,317)	15,183,825	1,144,606	(17,855,818)	(1,527,387)

A Shares
9/30/2013	37,523	9,839	(195,986)	(148,624)	395,003	100,088	(1,988,731)	(1,493,640)
3/31/2013	159,410	19,266	(312,015)	(133,339)	1,700,748	205,329	(3,340,387)	(1,434,310)

5.	Management Ownership

At September 30, 2013, 28.83% of the outstanding shares of Short-Term Municipal Bond Fund were held by the Adviser.

6.	Investment Transactions

The cost of security purchases and the proceeds from sales and maturities of securities, excluding securities maturing less than one year from acquisition and U.S. government securities, for the period ended September 30, 2013, were as follows:

Fund	Purchases	Sales and Maturities
Core Bond Fund	$32,555,009	$49,154,764
Corporate Bond Fund	26,235,546	34,629,205
Georgia Tax-Exempt Bond Fund	51,096,230	52,411,166
High Grade Municipal Bond Fund	70,284,567	73,062,888
High Income Fund	437,153,387	465,857,391
Intermediate Bond Fund	91,426,896	211,938,280
Investment Grade Tax-Exempt Bond Fund	383,727,255	545,477,098
Limited Duration Fund	1,361,285	4,941,138
Limited-Term Federal Mortgage Securities Fund	1,095,364	1,600,966
North Carolina Tax-Exempt Bond Fund	29,819,287	28,766,172
Seix Floating Rate High Income Fund	4,874,502,534	1,540,275,219
Seix High Yield Fund	720,216,138	890,043,665
Short-Term Bond Fund	19,286,566	36,906,542
Short-Term Municipal Bond Fund	21,124,380	13,117,217
Total Return Bond Fund	217,284,932	126,559,771
Ultra-Short Bond Fund	110,925,548	89,367,838
U.S. Government Securities Ultra-Short Bond Fund	140,826,100	126,213,567
Virginia Intermediate Municipal Bond Fund	71,536,178	70,817,177

The cost of security purchases and proceeds from sales and maturities of U.S. government securities, excluding short-term investments, for the period ended September 30, 2013, were as follows:

Fund	Purchases	Sales and Maturities
Core Bond Fund	$318,944,399	$384,406,493
Intermediate Bond Fund	468,216,125	820,065,030
Limited Duration Fund	1,651,031	—
Limited-Term Federal Mortgage Securities Fund	25,957,203	29,097,275
Short-Term Bond Fund	3,294,945	4,202,203
Short-Term U.S. Treasury Securities Fund	416,948	2,842,700
Total Return Bond Fund	1,348,214,581	1,474,366,290
Ultra-Short Bond Fund	4,755,265	8,842,769
U.S. Government Securities Fund	9,032,033	17,976,233
U.S. Government Securities Ultra-Short Bond Fund	285,578,995	449,410,825

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

7.	Federal Income Tax Information

The following information is presented on an income tax basis and takes into consideration differences between amounts for financial statement and income tax purposes. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e., foreign currency transactions and return of capital on securities), such amounts are reclassified within the composition of net assets based on their U.S. federal tax-basis treatment; temporary differences do not require reclassification.

The cost of investments and aggregate gross unrealized appreciation and depreciation for securities held by the Funds at September 30, 2013 were as follows:

Fund	Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Core Bond Fund	$289,976,626	$3,663,857	$(3,107,800)	$556,057
Corporate Bond Fund	62,325,805	1,268,294	(2,177,640)	(909,346)
Georgia Tax-Exempt Bond Fund	130,242,647	4,752,148	(1,327,940)	3,424,208
High Grade Municipal Bond Fund	55,969,195	3,250,556	(541,262)	2,709,294
High Income Fund	956,264,308	27,033,669	(19,122,972)	7,910,697
Intermediate Bond Fund	493,611,409	4,193,691	(3,327,444)	866,247
Investment Grade Tax-Exempt Bond Fund	752,250,791	31,476,099	(3,733,699)	27,742,400
Limited Duration Fund	6,776,912	20,864	(7,396)	13,468
Limited-Term Federal Mortgage Securities Fund	12,841,324	213,990	(86,271)	127,719
North Carolina Tax-Exempt Bond Fund	46,690,331	1,263,118	(390,599)	872,519
Seix Floating Rate High Income Fund	9,085,656,475	49,412,094	(46,587,487)	2,824,607
Seix High Yield Fund	1,814,083,747	58,528,194	(19,978,760)	38,549,434
Short-Term Bond Fund	62,596,858	698,544	(156,634)	541,910
Short-Term Municipal Bond Fund	22,727,362	107,166	(10,364)	96,802
Short-Term U.S. Treasury Securities Fund	10,168,783	74,207	(17,025)	57,182
Total Return Bond Fund	1,266,789,926	15,049,130	(14,594,955)	454,175
Ultra-Short Bond Fund	129,088,122	337,438	(267,363)	70,075
U.S. Government Securities Fund	28,729,586	274,280	(138,988)	135,292
U.S. Government Securities Ultra-Short Bond Fund	2,221,878,117	23,601,574	(3,422,940)	20,178,634
Virginia Intermediate Municipal Bond Fund	140,017,135	6,318,587	(243,764)	6,074,823

Amounts designated as “—” are $0.

The tax character of distributions paid to shareholders during the year ended March 31, 2013 was as follows:

	Distributions paid from
Fund	Net Investment Income*	Net Long Term Capital Gains	Tax-Exempt Distributions**	Return of Capital	Total Distributions Paid*
Core Bond Fund	$13,062,342	$1,579,722	$—	$—	$14,642,064
Corporate Bond Fund	3,858,458	1,826,514	—	—	5,684,972
Georgia Tax-Exempt Bond Fund	38	—	4,837,674	—	4,837,712
High Grade Municipal Bond Fund	1,657,649	87,877	1,567,327	—	3,312,853
High Income Fund	50,900,279	—	—	—	50,900,279
Intermediate Bond Fund	30,286,567	18,983,206	—	—	49,269,773
Investment Grade Tax-Exempt Bond Fund	26,205,811	5,046,345	20,258,662	—	51,510,818
Limited Duration Fund	41,881	—	—	—	41,881
Limited-Term Federal Mortgage Securities Fund	358,698	—	—	—	358,698
North Carolina Tax-Exempt Bond Fund	782	—	1,486,154	—	1,486,936
Seix Floating Rate High Income Fund	201,818,665	—	—	—	201,818,665
Seix High Yield Fund	131,968,567	—	—	—	131,968,567

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

	Distributions paid from
Fund	Net Investment Income*	Net Long Term Capital Gains	Tax-Exempt Distributions**	Return of Capital	Total Distributions Paid*
Short-Term Bond Fund	$3,541,696	$—	$—	$—	$3,541,696
Short-Term Municipal Bond Fund	175,546	856,881	42,250	—	1,074,677
Short-Term U.S. Treasury Securities Fund	42,985	34,851	—	—	77,836
Total Return Bond Fund	38,738,671	9,438,677	—	—	48,177,348
U.S. Government Securities Fund	1,236,755	—	—	—	1,236,755
U.S. Government Securities Ultra-Short Bond Fund	1,361,976	740,714	—	—	2,102,690
Ultra-Short Bond Fund	18,391,336	—	—	—	18,391,336
Virginia Intermediate Municipal Bond Fund	474,292	1,955,122	4,648,012	—	7,077,426

*	Net Investment income includes taxable market discount income and short-term capital gains, if any.

**	The Funds hereby designate these amounts as Exempt Interest Dividends.

Amounts designated as “—” are $0.

As of March 31, 2013 the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

	Undistributed		Long Term Capital Gains	Net Unrealized (Depreciation)*	Loss Carryforwards and Deferrals
Fund	Tax Exempt Income	Ordinary Income				Total
Core Bond Fund	$—	$6,447	$5,053,177	$9,464,116	($853,658)	$13,670,082
Corporate Bond Fund	—	267,377	1,487,623	3,003,511	—	4,758,511
Georgia Tax-Exempt Bond Fund	—	536,429	—	8,612,632	(1,574,453)	7,574,608
High Grade Municipal Bond Fund	125,911	229,389	—	5,094,617	—	5,449,917
High Income Fund	—	11,501,634	—	39,274,144	—	50,775,778
Intermediate Bond Fund	—	—	14,841,641	18,896,631	—	33,738,272
Investment Grade Tax-Exempt Bond Fund	1,333,611	5,096,050	300,583	54,783,612	—	61,513,856
Limited Duration Fund	—	—	—	41,919	(1,457,939)	(1,416,020)
Limited-Term Federal Mortgage Securities Fund	—	—	—	417,820	(12,252,227)	(11,834,407)
North Carolina Tax-Exempt Bond Fund	37,433	—	1,186,858	2,183,476	—	3,407,767
Seix Floating Rate High Income Fund	—	19,488,117	—	65,543,685	(46,697,756)	38,334,046
Seix High Yield Fund	—	8,765,675	29,023,659	117,145,093	—	154,934,427
Short-Term Bond Fund	—	114,335	—	1,359,315	(2,112,909)	(639,259)
Short-Term Municipal Bond Fund	—	76,689	—	122,050	—	198,739
Short-Term U.S. Treasury Securities Fund	—	1,333	16,380	104,450	—	122,163
Total Return Bond Fund	—	—	10,891,234	30,288,844	(6,283,637)	34,896,441
Ultra-Short Bond Fund	—	98,912	—	585,194	(3,256,520)	(2,572,414)
U.S. Government Securities Fund	—	12,404	112,599	896,335	(113,208)	908,130
U.S. Government Securities Ultra-Short Bond Fund	—	1,553,037	—	$29,503,865	(13,905,311)	17,151,591
Virginia Intermediate Municipal Bond Fund	379,200	342,328	1,042,800	10,020,871	—	11,785,199

*	The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to: tax deferral of losses on wash sales, straddle deferrals, futures contract mark to market, dividends payable, bank loan adjustments, forward contracts mark to market 988(a)(1)(b), and mark to market on credit default swaps.

Amounts designated as “—” are $0.

The Funds utilize the provisions of the federal income tax laws that provide for the carryforward of capital losses from prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized in taxable years beginning after December 22, 2010 (“post-enactment”), may be carried forward indefinitely, and their character is retained as

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment”). The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of March 31, 2013, the pre-enactment accumulated capital loss carryforwards and expiration dates were as follows:

	Expires
Fund	2014	2015	2016	2017	2018	2019	Total
Georgia Tax-Exempt Bond Fund	$—	$—	$—	$119,406	$1,455,047	$—	$1,574,453
Limited Duration Fund	—	—	—	356,074	1,101,865	—	1,457,939
Limited-Term Federal Mortgage Securities Fund	5,208,560	4,062,767	2,980,391	—	—	—	12,251,718
Seix Floating Rate High Income Fund	—	—	17,710,411	28,987,345	—	—	46,697,756
Short-Term Bond Fund	—	—	—	—	2,112,909	—	2,112,909
Ultra-Short Bond Fund	572,772	667,058	—	202,726	1,362,740	451,224	3,256,520
U.S. Government Securities Ultra-Short Bond Fund	—	—	—	—	—	8,408,484	8,408,484

Amounts designated as “—” are $0.

Capital loss carryforwards may be applied to offset future realized capital gains and may thus reduce future capital gain distributions.

During the year ended March 31, 2013, the following Funds utilized capital loss carryforwards as follows:

Fund	Amount
Georgia Tax-Exempt Bond Fund	$4,725,574
Limited Duration Fund	54,182
Limited-Term Federal Mortgage Securities Fund	915,079
North Carolina Tax-Exempt Bond Fund	789,078
Seix Floating Rate High Income Fund	25,889,136
Seix High Yield Fund	13,691,622
Short-Term Bond Fund	4,308,532
Ultra-Short Bond Fund	448,384
U.S. Government Securities Ultra-Short Bond Fund	7,485,167

During the year ended March 31, 2013, the following Funds had capital loss carryforwards that expired in fiscal 2013 as follows:

Fund	Amount
Limited-Term Federal Mortgage Securities Fund	$2,357,037
Ultra-Short Bond	100,049

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. During the year ended March 31, 2013, the following Funds had net capital losses:

Fund	Short Term	Long Term	Total
Core Bond Fund	$853,658	$—	$853,658
Limited-Term Federal Mortgage Securities Fund	509	—	509
Total Return Bond Fund	6,283,637	—	6,283,637
U.S. Government Securities Fund	113,208	—	113,208
U.S. Government Securities Ultra-Short Bond Fund	4,998,680	498,147	5,496,827

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and March 31 and late year ordinary losses (i) ordinary losses between January 1 and March 31, and (ii) specified ordinary and currency losses between November 1 and March 31 as

NOTES TO FINANCIAL STATEMENTS  (concluded)

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

occurring on the first day of the following tax year. For the year ended March 31, 2013, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until April 1, 2013.

8.	Subsequent Events

Management has evaluated subsequent events through the date these financial statements were issued. Management has determined, except as set forth below, that there are no material events that would require disclosure in the Funds’ financial statements through this date.

On November 15, 2013, all of the Funds entered into a committed unsecured revolving line of credit agreement (“LOC”) with State Street Bank and Trust (“State Street Bank”) for an aggregate amount of $100,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of the Funds. The Funds will pay a commitment fee to State Street Bank in the amount of 0.10% per annum on the daily unused portion of the LOC. Borrowings under the LOC will accrue interest at the higher of (a) the Federal Funds Rate, or (b) the One-Month LIBOR Rate, plus a specified margin per annum. Generally, repayments must be made within 60 days of the borrowings.

TRUSTEES AND OFFICERS OF THE RIDGEWORTH FUNDS

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Information pertaining to the Independent Trustees of the Trust is set forth below.

Name and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the RidgeWorth Complex Overseen by Trustees	Other Directorships Held By Trustee During the Past 5 Years
Tim E. Bentsen Age: 60	Trustee	Indefinite; since 2012	Retired. Audit Partner and Account Executive (1993-2012); Lead Area Managing Partner (2005-2009); Office Managing Partner (2003-2009), KPMG LLP.	33	None
Jeffrey M. Biggar Age: 63	Trustee	Indefinite; since 2007	Director of Special Gifts for Hawken School (since May 2013); Managing Director, Little Mountain Group, LLC (an independent Registered Investment Advisor consulting firm) (2011-2013); Chief Operating Officer, Cedar Brook Financial Partners LLC (2008-2010); Chief Executive Officer and Senior Managing Director, Sterling (National City Corp.) (2000-2006).	33	Multi-Manager Master Portfolios LLC (3 portfolios)
George C. Guynn Age: 70	Trustee	Indefinite; since 2008	Retired. President (1996-2006) and Chief Executive Officer (1995-2006) Federal Reserve Bank of Atlanta.	33	Genuine Parts Company; Oxford Industries; Multi-Manager Master Portfolios LLC (3 portfolios); formerly, Acuity Brands Inc. (through May 2013)
Sidney E. Harris Age: 64	Trustee	Indefinite; since 2004	Professor (since 1997), Dean (1997-2004), J. Mack Robinson College of Business, Georgia State University.	33	Total System Services, Inc.; Multi-Manager Master Portfolios LLC (3 portfolios)
Warren Y. Jobe Age: 72	Trustee	Indefinite; since 2004	Retired. Executive Vice President and Chief Financial Officer, Georgia Power Company (1982-1998) and Senior Vice President, Southern Company (1998-2001).	33	WellPoint, Inc; UniSource Energy Corp.
Connie D. McDaniel Age: 55	Trustee	Indefinite; since 2005	Retired. Vice President, Chief of Internal Audit, Corporate Audit Department (2009-May 2013); Vice President Global Finance Transformation (2007-2009); Vice President and Controller (1999-2007), The Coca-Cola Company.	33	None

TRUSTEES AND OFFICERS OF THE RIDGEWORTH FUNDS  (concluded)

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
TRUST OFFICERS
Julia R. Short Age: 40	President and Chief Executive Officer	One year; since 2007	Managing Director, Product Manager, RidgeWorth Investments (since 2004).
Joseph M. O’Donnell Age: 58	Executive Vice President and Chief Compliance Officer	One year; since 2011	Chief Compliance Officer of the ING Funds (2004-2011); Executive Vice President of the ING Funds (2004-2011); Chief Compliance Officer of ING Investments, LLC (2006-2008 and October 2009-2011); and Investment Advisor Chief Compliance Officer, Directed Services LLC (2006-2008 and 2009-2011).
Denise R. Lewis Age: 50	Treasurer and Chief Financial Officer	One year; since August 2012	Director of Fund Administration, RidgeWorth Investments (since 2012); Vice President of Fund Analysis and Reporting, ING Investments Management, LLC (2006-2012).
Benjamin H. Lowe Age: 35	Assistant Treasurer	One year; since March 2012	Director of Fund Administration, RidgeWorth Investments (since 2011); Fund Controller, ALPS Fund Services, Inc. (2005-2011).
James Bacik State Street Bank and Trust Co. 4 Copley Place, 5th Fl. Boston, MA 02116 Age: 38	Assistant Treasurer	One year; since 2010	Vice President, State Street Bank and Trust Company (since 2001).[1]
James M. Atwood[2] Foreside Compliance Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101 Age: 48	Anti-Money Laundering Officer and Identity Theft Prevention Officer	One year; since 2010	Compliance Analyst, Foreside Compliance Services, LLC (since 2007).
Francine S. Hayes State Street Bank and Trust Company Mailstop CPH 0326 4 Copley Place Boston, MA 02116 Age: 45	Secretary and Chief Legal Officer	One year; since August 2012	Vice President and Managing Counsel, State Street Bank and Trust Company (since 1995).[1]
Julie Tedesco[2] State Street Bank and Trust Company Mailstop CPH 0326 4 Copley Place Boston, MA 02116 Age: 56	Assistant Secretary	One year; since November 2012	Senior Vice President and Senior Managing Counsel, State Street Bank and Trust Company (since 2000).[1]

[1]	During the year indicated the Officer has held various positions at State Street Bank and Trust Company and has provided his or her current title.

[2]	Resigned as an officer of the Trust effective October 11, 2013.

ADDITIONAL INFORMATION

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Expense Examples

As a shareholder of the RidgeWorth Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, 12b-1 distribution and/or service fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the RidgeWorth Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2013 through September 30, 2013.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Fund	Class	Beginning Account Value 04/01/13	Ending Account Value 09/30/13	Expenses Paid During Period* 04/01/13-09/30/13	Expense Ratio During Period** 04/01/13-09/30/13
Core Bond Fund	I Shares	$1,000.00	$977.50	$2.08	0.42%
	A Shares	1,000.00	975.10	3.56	0.72
	R Shares	1,000.00	974.50	4.26	0.86
Corporate Bond Fund	I Shares	1,000.00	962.20	3.10	0.63
	A Shares	1,000.00	960.00	4.52	0.92
	C Shares	1,000.00	957.50	7.90	1.61
Georgia Tax-Exempt Bond Fund	I Shares	1,000.00	965.20	2.86	0.58
	A Shares	1,000.00	964.60	3.60	0.73
High Grade Municipal Bond Fund	I Shares	1,000.00	1,029.70	3.31	0.65
	A Shares	1,000.00	1,031.20	4.07	0.80
High Income Fund	I Shares	1,000.00	1,004.80	3.87	0.77
	A Shares	1,000.00	1,002.40	4.92	0.98
	R Shares	1,000.00	1,002.60	6.02	1.20
Intermediate Bond Fund	I Shares	1,000.00	986.10	1.89	0.38
	A Shares	1,000.00	985.70	3.34	0.67
	R Shares	1,000.00	984.20	4.82	0.97
Investment Grade Tax-Exempt Bond Fund	I Shares	1,000.00	975.30	3.22	0.65
	A Shares	1,000.00	974.60	3.96	0.80
Limited Duration Fund	I Shares	1,000.00	1,000.00	1.60	0.32
Limited-Term Federal Mortgage Securities Fund	I Shares	1,000.00	983.90	3.28	0.66
	A Shares	1,000.00	982.90	4.27	0.86
	C Shares	1,000.00	979.00	8.24	1.66
North Carolina Tax-Exempt Bond Fund	I Shares	1,000.00	965.40	3.01	0.61
	A Shares	1,000.00	964.50	3.79	0.77
Seix Floating Rate High Income Fund	I Shares	1,000.00	1,012.30	2.88	0.57
	A Shares	1,000.00	1,011.00	4.23	0.84
	C Shares	1,000.00	1,007.70	7.50	1.49
Seix High Yield Fund	I Shares	1,000.00	1,000.30	2.81	0.56
	A Shares	1,000.00	999.40	4.06	0.81
	R Shares	1,000.00	997.00	5.21	1.04
Short-Term Bond Fund	I Shares	1,000.00	1,000.50	2.86	0.57
	A Shares	1,000.00	999.50	3.91	0.78
	C Shares	1,000.00	995.60	7.80	1.56
Short-Term Municipal Bond Fund	I Shares	1,000.00	995.40	2.75	0.55
	A Shares	1,000.00	994.70	3.45	0.69
Short-Term U.S. Treasury Securities Fund	I Shares	1,000.00	997.60	2.75	0.55
	A Shares	1,000.00	995.70	3.65	0.73
	C Shares	1,000.00	996.00	4.35	0.87
Total Return Bond Fund	I Shares	1,000.00	977.70	2.03	0.41
	A Shares	1,000.00	975.60	3.37	0.68
	R Shares	1,000.00	974.80	5.00	1.01

ADDITIONAL INFORMATION  (continued)

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Fund	Class	Beginning Account Value 04/01/13	Ending Account Value 09/30/13	Expenses Paid During Period* 04/01/13-09/30/13	Expense Ratio During Period** 04/01/13-09/30/13
Ultra-Short Bond Fund	I Shares	$1,000.00	$1,000.80	$1.66	0.33%
U.S. Government Securities Fund	I Shares	1,000.00	979.50	3.62	0.73
	A Shares	1,000.00	978.40	4.71	0.95
	C Shares	1,000.00	977.50	5.70	1.15
U.S. Government Securities Ultra-Short Bond Fund	I Shares	1,000.00	996.10	1.90	0.38
Virginia Intermediate Municipal Bond Fund	I Shares	1,000.00	976.90	2.87	0.58
	A Shares	1,000.00	976.10	3.62	0.73

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days (183) in the most recent fiscal half-year divided by the number of days in the fiscal year (365).

**	Annualized.

Hypothetical Example

The table below provides information about hypothetical account values and hypothetical expenses based on each RidgeWorth Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund	Class	Beginning Account Value 04/01/13	Ending Account Value 09/30/13	Expenses Paid During Period* 04/01/13-09/30/13	Expense Ratio During Period** 04/01/13-09/30/13
Core Bond Fund	I Shares	$1,000.00	$1,023.00	$2.13	0.42%
	A Shares	1,000.00	1,021.50	3.65	0.72
	R Shares	1,000.00	1,020.80	4.36	0.86
Corporate Bond Fund	I Shares	1,000.00	1,021.90	3.19	0.63
	A Shares	1,000.00	1,020.50	4.66	0.92
	C Shares	1,000.00	1,017.00	8.14	1.61
Georgia Tax-Exempt Bond Fund	I Shares	1,000.00	1,022.20	2.94	0.58
	A Shares	1,000.00	1,021.40	3.70	0.73
High Grade Municipal Bond Fund	I Shares	1,000.00	1,021.80	3.29	0.65
	A Shares	1,000.00	1,021.10	4.05	0.80
High Income Fund	I Shares	1,000.00	1,021.20	3.90	0.77
	A Shares	1,000.00	1,020.20	4.96	0.98
	R Shares	1,000.00	1,019.10	6.07	1.20
Intermediate Bond Fund	I Shares	1,000.00	1,023.20	1.93	0.38
	A Shares	1,000.00	1,021.70	3.40	0.67
	R Shares	1,000.00	1,020.20	4.91	0.97
Investment Grade Tax-Exempt Bond Fund	I Shares	1,000.00	1,021.80	3.29	0.65
	A Shares	1,000.00	1,021.10	4.05	0.80
Limited Duration Fund	I Shares	1,000.00	1,023.50	1.62	0.32
Limited-Term Federal Mortgage Securities Fund	I Shares	1,000.00	1,021.80	3.35	0.66
	A Shares	1,000.00	1,020.80	4.36	0.86
	C Shares	1,000.00	1,016.70	8.39	1.66
North Carolina Tax-Exempt Bond Fund	I Shares	1,000.00	1,022.00	3.09	0.61
	A Shares	1,000.00	1,021.20	3.90	0.77
Seix Floating Rate High Income Fund	I Shares	1,000.00	1,022.20	2.89	0.57
	A Shares	1,000.00	1,020.90	4.26	0.84
	C Shares	1,000.00	1,017.60	7.54	1.49
Seix High Yield Fund	I Shares	1,000.00	1,022.30	2.84	0.56
	A Shares	1,000.00	1,021.00	4.10	0.81
	R Shares	1,000.00	1,019.90	5.27	1.04
Short-Term Bond Fund	I Shares	1,000.00	1,022.20	2.89	0.57
	A Shares	1,000.00	1,021.20	3.95	0.78
	C Shares	1,000.00	1,017.20	7.89	1.56

ADDITIONAL INFORMATION  (concluded)

RIDGEWORTH FUNDS    September 30, 2013

(Unaudited)

Fund	Class	Beginning Account Value 04/01/13	Ending Account Value 09/30/13	Expenses Paid During Period* 04/01/13-09/30/13	Expense Ratio During Period** 04/01/13-09/30/13
Short-Term Municipal Bond Fund	I Shares	$1,000.00	$1,022.30	$2.79	0.55%
	A Shares	1,000.00	1,021.60	3.50	0.69
Short-Term U.S. Treasury Securities Fund	I Shares	1,000.00	1,022.30	2.79	0.55
	A Shares	1,000.00	1,021.40	3.70	0.73
	C Shares	1,000.00	1,020.70	4.41	0.87
Total Return Bond Fund	I Shares	1,000.00	1,023.00	2.08	0.41
	A Shares	1,000.00	1,021.70	3.45	0.68
	R Shares	1,000.00	1,020.00	5.11	1.01
Ultra-Short Bond Fund	I Shares	1,000.00	1,023.40	1.67	0.33
U.S. Government Securities Fund	I Shares	1,000.00	1,021.40	3.70	0.73
	A Shares	1,000.00	1,020.30	4.81	0.95
	C Shares	1,000.00	1,019.30	5.82	1.15
U.S. Government Securities Ultra-Short Bond Fund	I Shares	1,000.00	1,023.20	1.93	0.38
Virginia Intermediate Municipal Bond Fund	I Shares	1,000.00	1,022.20	2.94	0.58
	A Shares	1,000.00	1,021.40	3.70	0.73

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days (183) in the most recent fiscal half-year divided by the number of days in the fiscal year (365).

**	Annualized.

Proxy Voting Information

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-784-3863. The information also is included in the Funds’ Statement of Additional Information, which is available on the Funds’ website at www.ridgeworth.com and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Funds’ website at www.ridgeworth.com and on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available free of charge on the SEC’s website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

INVESTMENT ADVISER:

RidgeWorth Investments®

3333 Piedmont Road, NE, Suite 1500

Atlanta, Georgia 30305

www.ridgeworth.com

INVESTMENT SUBADVISERS:

Seix Investment Advisors LLC

10 Mountainview Road, Suite C-200

Upper Saddle River, New Jersey 07458

www.seixadvisors.com

StableRiver Capital Management LLC

3333 Piedmont Road, NE, Suite 1500

Atlanta, Georgia 30305

www.stableriver.com

This information must be preceded or accompanied by a current prospectus for each Fund described. An investor should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information about RidgeWorth Funds can be found in the Fund’s prospectus. For additional information, please call 1-888-784-3863, or visit www.ridgeworth.com. Please read the prospectus carefully before investing.

DISTRIBUTOR:

RIDGEWORTH DISTRIBUTORS LLC

Not FDIC Insured • No Bank Guarantee • May Lose Value

RFSAR-FI-0913

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)	Schedule of Investments is included as a part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Board of Trustees has not adopted formal procedures by which shareholders may recommend nominees to the Board of Trustees.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1)	Not applicable.

	(2)	The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

	(3)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RIDGEWORTH FUNDS

By:	/s/ Julia R. Short
Julia R. Short
President

Date:	November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julia R. Short
Julia R. Short
President

Date:	November 27, 2013

By:	/s/ Denise R. Lewis
Denise R. Lewis
Treasurer

Date:	November 27, 2013